UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Access Emerging Markets USD Bond ETF

Cboe BZX Exchange, Inc.: GEMD

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access Emerging Markets USD Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Government	85.5
Energy	6.8
Financial	3.0
Basic Materials	1.5
Utilities	0.8
Industrial	0.7
Investment Company	0.3

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEMD	$18	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$71,627,916
  # of Portfolio Holdings277
  Portfolio Turnover Rate9%
  Total Net Advisory Fees Paid$113,310

Goldman Sachs Access Emerging Markets USD Bond ETF

GEMD

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access Emerging Markets USD Bond ETF

381430388-SAR-0225  GEMD

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Access High Yield Corporate Bond ETF

NYSE Arca, Inc.: GHYB

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access High Yield Corporate Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Cyclical	17.1
Energy	9.0
Communications	6.3
Healthcare	5.7
Consumer Noncyclical	5.6
Capital Goods	5.5
Financial Company	5.0
Wirelines	3.6
Electric	3.3
Other	37.7

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GHYB	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$146,991,394
  # of Portfolio Holdings601
  Portfolio Turnover Rate11%
  Total Net Advisory Fees Paid$211,612

Goldman Sachs Access High Yield Corporate Bond ETF

GHYB

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access High Yield Corporate Bond ETF

381430453-SAR-0225  GHYB

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Access Inflation Protected USD Bond ETF

Cboe BZX Exchange, Inc.: GTIP

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access Inflation Protected USD Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Government	99.7
Investment Company	0.2

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTIP	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$142,143,826
  # of Portfolio Holdings26
  Portfolio Turnover Rate15%
  Total Net Advisory Fees Paid$68,080

Goldman Sachs Access Inflation Protected USD Bond ETF

GTIP

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access Inflation Protected USD Bond ETF

381430362-SAR-0225  GTIP

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

NYSE Arca, Inc.: GSIG

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	35.0
Consumer Cyclical	9.1
Electric	6.5
Consumer Noncyclical	6.5
Technology	6.1
Energy	5.4
Financial Company	3.8
Capital Goods	3.8
Wireless	3.1
Other	19.0

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIG	$7	0.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$7,094,958
  # of Portfolio Holdings314
  Portfolio Turnover Rate11%
  Total Net Advisory Fees Paid$4,882

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

GSIG

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

38149W507-SAR-0225  GSIG

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Access Investment Grade Corporate Bond ETF

NYSE Arca, Inc.: GIGB

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	26.4
Consumer Noncyclical	9.2
Technology	8.7
Consumer Cyclical	7.6
Energy	6.9
Electric	5.3
Wireless	5.0
Communications	3.8
Healthcare	3.5
Other	22.4

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIGB	$7	0.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$864,826,625
  # of Portfolio Holdings1,681
  Portfolio Turnover Rate4%
  Total Net Advisory Fees Paid$536,546

Goldman Sachs Access Investment Grade Corporate Bond ETF

GIGB

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access Investment Grade Corporate Bond ETF

381430479-SAR-0225  GIGB

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Access Treasury 0-1 Year ETF

NYSE Arca, Inc.: GBIL

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access Treasury 0-1 Year ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Government	99.9

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBIL	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$5,828,227,477
  # of Portfolio Holdings789
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$3,360,661

Goldman Sachs Access Treasury 0-1 Year ETF

GBIL

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access Treasury 0-1 Year ETF

381430529-SAR-0225  GBIL

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Access U.S. Aggregate Bond ETF

NYSE Arca, Inc.: GCOR

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access U.S. Aggregate Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Notes	33.9
Mortgage-Backed Securities	27.6
Corporate Obligations	21.6
U.S. Treasury Bonds	10.7
Investment Company	5.9
Foreign Corporate Debt	5.7
Sovereign Debt Obligations	2.4
U.S. Government Agency Obligations	0.2

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCOR	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$405,585,282
  # of Portfolio Holdings954
  Portfolio Turnover Rate169%
  Total Net Advisory Fees Paid$225,854

Goldman Sachs Access U.S. Aggregate Bond ETF

GCOR

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access U.S. Aggregate Bond ETF

38149W101-SAR-0225  GCOR

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF

The NASDAQ Stock Market LLC: GPRF

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Banks	31.1
Financial	27.6
Electric	12.0
Energy	8.0
Insurance	6.0
Utilities	3.3
Communications	2.7
Financial Company	2.4
Wireless	1.7
Other	4.1

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPRF	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$86,698,531
  # of Portfolio Holdings399
  Portfolio Turnover Rate16%
  Total Net Advisory Fees Paid$199,045

Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF

GPRF

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF

38149W127-SAR-0225  GPRF

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

NYSE Arca, Inc.: GEM

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.4%
Information Technology	23.6%
Consumer Discretionary	14.1%
Communication Services	9.8%
Industrials	6.1%
Consumer Staples	5.3%
Materials	5.2%
Health Care	3.4%
Energy	3.3%
Other	5.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEM	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$861,766,148
  # of Portfolio Holdings758
  Portfolio Turnover Rate13%
  Total Net Advisory Fees Paid$1,807,975

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

GEM

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

381430206-SAR-0225  GEM

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs ActiveBeta® Europe Equity ETF

NYSE Arca, Inc.: GSEU

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Europe Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.0%
Industrials	18.4%
Health Care	15.6%
Consumer Discretionary	9.8%
Consumer Staples	8.8%
Information Technology	7.0%
Communication Services	4.4%
Materials	4.0%
Energy	3.5%
Other	3.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEU	$12	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$93,421,246
  # of Portfolio Holdings339
  Portfolio Turnover Rate15%
  Total Net Advisory Fees Paid$73,006

Goldman Sachs ActiveBeta® Europe Equity ETF

GSEU

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® Europe Equity ETF

381430305-SAR-0225  GSEU

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs ActiveBeta® International Equity ETF

NYSE Arca, Inc.: GSIE

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® International Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	27.6%
Industrials	17.2%
Health Care	11.2%
Consumer Discretionary	10.4%
Information Technology	9.3%
Consumer Staples	8.5%
Materials	4.2%
Energy	4.2%
Communication Services	3.7%
Other	3.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIE	$12	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$3,695,830,721
  # of Portfolio Holdings642
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$4,469,632

Goldman Sachs ActiveBeta® International Equity ETF

GSIE

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® International Equity ETF

381430107-SAR-0225  GSIE

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs ActiveBeta® Japan Equity ETF

NYSE Arca, Inc.: GSJY

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Japan Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	21.4%
Financials	19.4%
Consumer Discretionary	17.9%
Information Technology	14.4%
Health Care	6.2%
Communication Services	5.7%
Consumer Staples	5.2%
Materials	3.9%
Energy	2.9%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSJY	$12	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$38,030,769
  # of Portfolio Holdings177
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$33,343

Goldman Sachs ActiveBeta® Japan Equity ETF

GSJY

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® Japan Equity ETF

381430404-SAR-0225  GSJY

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

NYSE Arca, Inc.: GSLC

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.7%
Financials	15.5%
Consumer Discretionary	11.4%
Health Care	9.1%
Industrials	8.9%
Communication Services	8.0%
Consumer Staples	7.1%
Energy	2.8%
Utilities	2.7%
Other	3.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSLC	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$13,226,027,553
  # of Portfolio Holdings445
  Portfolio Turnover Rate9%
  Total Net Advisory Fees Paid$5,844,495

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

GSLC

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

381430503-SAR-0225  GSLC

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

NYSE Arca, Inc.: GSSC

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.7%
Industrials	17.8%
Health Care	16.8%
Information Technology	12.5%
Consumer Discretionary	10.8%
Real Estate	5.1%
Consumer Staples	4.1%
Energy	3.5%
Materials	3.2%
Other	5.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSSC	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$541,123,887
  # of Portfolio Holdings1,302
  Portfolio Turnover Rate13%
  Total Net Advisory Fees Paid$507,990

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

GSSC

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

381430602-SAR-0225  GSSC

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF

Cboe BZX Exchange, Inc.: GLOV

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.8%
Information Technology	19.6%
Industrials	12.4%
Consumer Staples	12.3%
Health Care	10.4%
Consumer Discretionary	9.6%
Communication Services	8.6%
Energy	2.4%
Utilities	2.4%
Other	1.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLOV	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,159,085,939
  # of Portfolio Holdings452
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$1,290,826

Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF

GLOV

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF

38149W739-SAR-0225  GLOV

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

Cboe BZX Exchange, Inc.: GSEW

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	16.2%
Financials	15.6%
Information Technology	15.5%
Health Care	11.6%
Consumer Discretionary	8.8%
Consumer Staples	6.9%
Utilities	6.1%
Real Estate	5.7%
Materials	5.2%
Other	8.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEW	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$1,184,695,613
  # of Portfolio Holdings496
  Portfolio Turnover Rate19%
  Total Net Advisory Fees Paid$415,260

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

GSEW

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

381430438-SAR-0225  GSEW

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Hedge Industry VIP ETF

NYSE Arca, Inc.: GVIP

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Hedge Industry VIP ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Consumer Discretionary	17.9%
Information Technology	17.0%
Financials	13.0%
Communication Services	11.5%
Health Care	10.6%
Industrials	10.2%
Energy	8.1%
Consumer Staples	3.8%
Utilities	3.5%
Other	4.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVIP	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$331,136,571
  # of Portfolio Holdings51
  Portfolio Turnover Rate67%
  Total Net Advisory Fees Paid$697,306

Goldman Sachs Hedge Industry VIP ETF

GVIP

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Hedge Industry VIP ETF

381430545-SAR-0225  GVIP

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Innovate Equity ETF

NYSE Arca, Inc.: GINN

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Innovate Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	24.7%
Health Care	21.4%
Consumer Discretionary	16.3%
Financials	14.4%
Communication Services	11.1%
Industrials	7.9%
Utilities	1.3%
Energy	1.1%
Consumer Staples	1.0%
Other	0.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GINN	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$251,848,547
  # of Portfolio Holdings478
  Portfolio Turnover Rate16%
  Total Net Advisory Fees Paid$682,010

Goldman Sachs Innovate Equity ETF

GINN

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Innovate Equity ETF

38149W820-SAR-0225  GINN

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs JUST U.S. Large Cap Equity ETF

NYSE Arca, Inc.: JUST

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs JUST U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	29.1%
Financials	15.3%
Health Care	11.0%
Communication Services	9.8%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	6.1%
Energy	3.4%
Real Estate	2.5%
Other	4.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JUST	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$441,115,267
  # of Portfolio Holdings464
  Portfolio Turnover Rate13%
  Total Net Advisory Fees Paid$385,299

Goldman Sachs JUST U.S. Large Cap Equity ETF

JUST

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

"JUST" is a trademark of Just Capital Foundation ("JCF") and has been licensed for use in connection with The Goldman Sachs JUST U.S. Large Cap Equity ETF. JCF and its affiliates do not recommend the purchase, sale or holding of any security based on the ETF and expressly disclaims all representation, warranties and liabilities in connection with the ETF. See https://www.gsam.com/content/gsam/us/en/individual/products/etf-fund-finder/goldman-sachs-just-u-s--large-cap-equity-etf.html for the full disclaimer.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs JUST U.S. Large Cap Equity ETF

381430396-SAR-0225  JUST

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Small Cap Core Equity ETF

NYSE Arca, Inc.: GSC

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Core Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.4%
Industrials	17.5%
Information Technology	16.7%
Health Care	14.6%
Consumer Discretionary	10.4%
Materials	6.9%
Real Estate	4.1%
Energy	3.5%
Consumer Staples	2.1%
Other	1.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSC	$36	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$146,084,726
  # of Portfolio Holdings99
  Portfolio Turnover Rate29%
  Total Net Advisory Fees Paid$472,120

Goldman Sachs Small Cap Core Equity ETF

GSC

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Core Equity ETF

38149W614-SAR-0225  GSC

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Future Consumer Equity ETF

NYSE Arca, Inc.: GBUY

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Future Consumer Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Communication Services	29.3%
Information Technology	28.0%
Consumer Discretionary	24.0%
Financials	5.3%
Consumer Staples	3.5%
Utilities	1.9%
Materials	1.8%
Industrials	1.7%
Real Estate	1.7%
Other	2.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBUY	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$35,627,901
  # of Portfolio Holdings46
  Portfolio Turnover Rate26%
  Total Net Advisory Fees Paid$163,612

Goldman Sachs Future Consumer Equity ETF

GBUY

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Future Consumer Equity ETF

38149W788-SAR-0225  GBUY

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Future Health Care Equity ETF

NYSE Arca, Inc.: GDOC

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Future Health Care Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Health Care	98.5%
Investment Company	2.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GDOC	$35	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$21,136,885
  # of Portfolio Holdings39
  Portfolio Turnover Rate24%
  Total Net Advisory Fees Paid$67,433

Goldman Sachs Future Health Care Equity ETF

GDOC

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Future Health Care Equity ETF

38149W770-SAR-0225  GDOC

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Future Planet Equity ETF

NYSE Arca, Inc.: GSFP

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Future Planet Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	38.2%
Materials	21.4%
Information Technology	18.2%
Utilities	14.1%
Consumer Discretionary	4.9%
Consumer Staples	1.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSFP	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$40,180,895
  # of Portfolio Holdings43
  Portfolio Turnover Rate14%
  Total Net Advisory Fees Paid$141,213

Goldman Sachs Future Planet Equity ETF

GSFP

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Future Planet Equity ETF

38149W796-SAR-0225  GSFP

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Future Tech Leaders Equity ETF

NYSE Arca, Inc.: GTEK

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Future Tech Leaders Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	74.4%
Communication Services	10.0%
Consumer Discretionary	7.6%
Financials	2.8%
Industrials	2.6%
Investment Company	1.4%
Health Care	1.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTEK	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$164,324,898
  # of Portfolio Holdings65
  Portfolio Turnover Rate33%
  Total Net Advisory Fees Paid$617,523

Goldman Sachs Future Tech Leaders Equity ETF

GTEK

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Future Tech Leaders Equity ETF

38149W812-SAR-0225  GTEK

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs MarketBeta® Emerging Markets Equity ETF

Cboe BZX Exchange, Inc.: GSEE

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Emerging Markets Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	23.5%
Financials	22.4%
Consumer Discretionary	13.7%
Communication Services	9.2%
Industrials	8.1%
Materials	5.8%
Energy	4.5%
Consumer Staples	4.3%
Health Care	3.4%
Other	5.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEE	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$107,371,037
  # of Portfolio Holdings1,947
  Portfolio Turnover Rate3%
  Total Net Advisory Fees Paid$186,394

Goldman Sachs MarketBeta® Emerging Markets Equity ETF

GSEE

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® Emerging Markets Equity ETF

381430164-SAR-0225  GSEE

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs MarketBeta® International Equity ETF

Cboe BZX Exchange, Inc.: GSID

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® International Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	22.4%
Industrials	17.9%
Health Care	12.1%
Consumer Discretionary	11.2%
Information Technology	8.6%
Consumer Staples	8.0%
Materials	5.9%
Communication Services	4.8%
Energy	3.5%
Other	5.4%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSID	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$826,617,516
  # of Portfolio Holdings902
  Portfolio Turnover Rate1%
  Total Net Advisory Fees Paid$809,454

Goldman Sachs MarketBeta® International Equity ETF

GSID

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® International Equity ETF

381430180-SAR-0225  GSID

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

NYSE Arca, Inc.: GGUS

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	43.8%
Consumer Discretionary	13.8%
Communication Services	11.0%
Health Care	9.5%
Financials	9.1%
Industrials	5.7%
Consumer Staples	4.6%
Materials	0.8%
Real Estate	0.7%
Other	1.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGUS	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$280,468,421
  # of Portfolio Holdings384
  Portfolio Turnover Rate22%
  Total Net Advisory Fees Paid$167,433

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

GGUS

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The fund is/are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the fund or the suitability of the index for the purpose of the fund. See https://am.gs.com/en-us/individual/funds/detail/PV105434/38149W598/goldman-sachs-market-beta-russell-1000-growth-equity-etf for full disclaimer.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

38149W598-SAR-0225  GGUS

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

NYSE Arca, Inc.: GVUS

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	23.4%
Health Care	14.2%
Industrials	14.1%
Information Technology	9.0%
Consumer Staples	8.0%
Energy	6.7%
Consumer Discretionary	6.0%
Real Estate	4.7%
Utilities	4.6%
Other	9.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVUS	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$412,218,138
  # of Portfolio Holdings864
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$271,946

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

GVUS

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The fund is/are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the fund or the suitability of the index for the purpose of the fund. See https://am.gs.com/en-us/individual/funds/detail/PV105433/38149W580/goldman-sachs-market-beta-russell-1000-value-equity-etf for full disclaimer.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

38149W580-SAR-0225  GVUS

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs MarketBeta® U.S. Equity ETF

Cboe BZX Exchange, Inc.: GSUS

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	30.7%
Financials	14.1%
Consumer Discretionary	10.8%
Health Care	10.8%
Communication Services	9.9%
Industrials	8.1%
Consumer Staples	5.8%
Energy	3.3%
Utilities	2.2%
Other	4.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSUS	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$2,581,098,111
  # of Portfolio Holdings453
  Portfolio Turnover Rate1%
  Total Net Advisory Fees Paid$843,648

Goldman Sachs MarketBeta® U.S. Equity ETF

GSUS

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MarketBeta® U.S. Equity ETF

381430123-SAR-0225  GSUS

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Community Municipal Bond ETF

NYSE Arca, Inc.: GMUN

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Community Municipal Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

State	19.6%
Water & Sewer	10.3%
Higher Education	10.2%
Appropriation	7.5%
Hospitals	6.6%
Income Tax Financing	5.4%
School District	5.0%
City	4.4%
Electricity & Public Power	3.2%
Tax Backed District	2.9%
Miscellaneous Tax	2.9%
Prerefunded	2.9%
Farebox (Mass & Rapid Transit)	2.8%
Prim & Sec Education	2.8%
Other	13.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUN	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$9,954,023
  # of Portfolio Holdings282
  Portfolio Turnover Rate9%
  Total Net Advisory Fees Paid$4,657

Goldman Sachs Community Municipal Bond ETF

GMUN

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Community Municipal Bond ETF

38149W663-SAR-0225  GMUN

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Dynamic California Municipal Income ETF

NYSE Arca, Inc.: GCAL

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic California Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	14.3%
Sales Tax	8.8%
VRDN	8.7%
Special Assessment	7.0%
Water/Sewer	6.9%
Corporate	6.5%
School District GO	6.3%
Airport	5.9%
City/County Appropriation	5.8%
Muni Electric	4.7%
State GO	4.6%
Project Finance	4.0%
Pre-refunded	3.7%
Charter School	2.3%
Other	15.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCAL	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$10,152,730
  # of Portfolio Holdings89
  Portfolio Turnover Rate26%
  Total Net Advisory Fees Paid$10,546

Goldman Sachs Dynamic California Municipal Income ETF

GCAL

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic California Municipal Income ETF

38149W564-SAR-0225  GCAL

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Dynamic New York Municipal Income ETF

NYSE Arca, Inc.: GMNY

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic New York Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Special Tax	9.7%
University	9.5%
Hospital	9.2%
Sales Tax	7.3%
School District GO	6.7%
Transportation	6.1%
Corporate	5.4%
Airport	5.2%
Income Tax	3.7%
State GO	3.5%
Charter School	3.4%
Education Other	3.4%
Muni Electric	3.4%
City/County GO	3.3%
Other	19.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMNY	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$6,285,876
  # of Portfolio Holdings64
  Portfolio Turnover Rate28%
  Total Net Advisory Fees Paid$9,434

Goldman Sachs Dynamic New York Municipal Income ETF

GMNY

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic New York Municipal Income ETF

38149W556-SAR-0225  GMNY

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Municipal Income ETF

NYSE Arca, Inc.: GMUB

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	9.9%
Sales Tax	7.9%
Airport	7.8%
Special Assessment	7.1%
Corporate	6.8%
State Appropriation	5.4%
University	5.1%
Water/Sewer	5.0%
School District GO	4.6%
Others	4.4%
State GO	3.7%
City/County GO	3.6%
LT Health	3.6%
Multi-Family Housing	3.6%
Other	22.7%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUB	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$8,820,253
  # of Portfolio Holdings82
  Portfolio Turnover Rate38%
  Total Net Advisory Fees Paid$6,276

Goldman Sachs Municipal Income ETF

GMUB

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Municipal Income ETF

38149W549-SAR-0225  GMUB

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Ultra Short Municipal Income ETF

NYSE Arca, Inc.: GUMI

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Ultra Short Municipal Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Hospital	24.9%
VRDN	19.3%
School District GO	13.0%
City/County GO	9.2%
Water/Sewer	5.2%
State Appropriation	4.1%
University	3.8%
Airport	2.9%
City/County Appropriation	2.8%
Corporate	2.7%
Solid Waste	2.0%
State GO	1.7%
School District Appropriation	1.5%
Toll	1.5%
Other	8.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUMI	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$7,536,994
  # of Portfolio Holdings174
  Portfolio Turnover Rate88%
  Total Net Advisory Fees Paid$4,825

Goldman Sachs Ultra Short Municipal Income ETF

GUMI

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Ultra Short Municipal Income ETF

38149W572-SAR-0225  GUMI

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs U.S. Large Cap Buffer 1 ETF

Cboe BZX Exchange, Inc.: GBXA

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 1 ETF (the “Fund”) for the period of December 30, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	100.2	100.2	-	100.2
Developed Equity Call Options	-22.2	22.2	22.2	0.0
Developed Equity Put Options	12.7	19.1	3.2	15.9
Cash	-0.2	0.2	0.2	0.0

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXA	$8	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash may include investments in money market funds.

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$5,035,449
  # of Portfolio Holdings5
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$4,079

Goldman Sachs U.S. Large Cap Buffer 1 ETF

GBXA

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Large Cap Buffer 1 ETF

38149W531-SAR-0225  GBXA

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs U.S. Large Cap Buffer 2 ETF

Cboe BZX Exchange, Inc.: GBXB

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 2 ETF (the “Fund”) for the period of January 30, 2025 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	98.7	98.7	-	98.7
Developed Equity Call Options	9.0	0.0	9.0	-9.0
Developed Equity Put Options	37.5	29.5	8.0	21.5
Cash	0.6	0.6	-	0.6

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXB	$4	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash may include investments in money market funds.

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$4,941,716
  # of Portfolio Holdings6
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$1,985

Goldman Sachs U.S. Large Cap Buffer 2 ETF

GBXB

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Large Cap Buffer 2 ETF

38149W523-SAR-0225  GBXB

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs U.S. Large Cap Buffer 3 ETF

Cboe BZX Exchange, Inc.: GBXC

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 3 ETF (the “Fund”) for the period of February 27, 2025 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	101.2	101.2	-	101.2
Developed Equity Call Options	16.9	0.0	16.9	-16.9
Developed Equity Put Options	44.3	33.8	10.4	23.4
Cash	1.7	0.0	1.7	-1.7

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXC	$0	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash may include investments in money market funds.

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$4,999,464
  # of Portfolio Holdings5
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$132

Goldman Sachs U.S. Large Cap Buffer 3 ETF

GBXC

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Large Cap Buffer 3 ETF

38149W515-SAR-0225  GBXC

Semi-Annual Shareholder Report

February 28, 2025

Goldman Sachs Ultra Short Bond ETF

Cboe BZX Exchange, Inc.: GSST

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Ultra Short Bond ETF (formerly, Goldman Sachs Access Ultra Short Bond ETF) (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Asset-Backed Securities	25.0
Foreign Corporate Debt	21.0
Corporate Obligations	19.5
Mortgage-Backed Securities	15.1
Commercial Paper	7.0
Investment Company	5.3
Certificate of Deposit	4.9
U.S. Treasury Bills	2.3
U.S. Treasury Notes	0.8

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSST	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of February 28, 2025)

  Total Net Assets$753,113,338
  # of Portfolio Holdings373
  Portfolio Turnover Rate84%
  Total Net Advisory Fees Paid$514,142

Goldman Sachs Ultra Short Bond ETF

GSST

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Ultra Short Bond ETF

381430230-SAR-0225  GSST

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025 (Unaudited) Goldman Sachs Access Fixed Income ETFs Goldman Sachs Access Emerging Markets USD Bond ETF (GEMD) Goldman Sachs Access High Yield Corporate Bond ETF (GHYB) Goldman Sachs Access Inflation Protected USD Bond ETF (GTIP) Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF (GSIG) Goldman Sachs Access Investment Grade Corporate Bond ETF (GIGB) Goldman Sachs Access Treasury 0-1 Year ETF (GBIL) Goldman Sachs Access U.S. Aggregate Bond ETF (GCOR) Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF (GPRF)

Goldman Sachs Access Fixed Income ETFs

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 84.0%

Angola – 0.9%
Angolan Government International Bond (B-/B3)
$395,000	8.750%	04/14/32	$354,019
400,000	9.125	11/26/49	323,000

			677,019

Argentina – 4.2%
Argentine Republic Government International Bond(a) (CCC/NR)
1,490,000	4.125	07/09/35	949,875
970,000	5.000	01/09/38	654,750
792,000	0.750	07/09/30	580,140
790,000	3.500	07/09/41	469,063
605,909	4.125	07/09/46	387,024

			3,040,852

Armenia – 0.2%
Republic of Armenia International Bond (NR/Ba3)
200,000	3.600	02/02/31	170,659

Bahamas – 0.3%
Bahamas Government International Bond (B+/B1)
200,000	8.950	10/15/32	208,500

Bahrain – 1.6%
Bahrain Government International Bond (B+/NR)
225,000	5.625	05/18/34	209,505
200,000	5.625	09/30/31	191,273
200,000	7.500	09/20/47	200,869
200,000	6.000	09/19/44	170,750
200,000	6.250	01/25/51	172,500
UAE Government International Bond (B+/B2)
225,000	7.375	05/14/30	235,603

			1,180,500

Brazil – 4.0%
Brazilian Government International Bond (BB/Ba1)
200,000	6.125	03/15/34	195,000
200,000	7.125	05/13/54	194,750
210,000	4.500	05/30/29	202,912
200,000	3.875	06/12/30	184,250
200,000	7.125	01/20/37	213,250
270,000	5.000	01/27/45	207,563
579,000	6.000	10/20/33	565,249
485,000	5.625	01/07/41	432,862
300,000	4.625	01/13/28	295,500
200,000	3.750	09/12/31	177,750
200,000	5.625	02/21/47	164,500

			2,833,586

Chile – 2.6%
Chile Government International Bond (A/A2)
200,000	3.100	01/22/61	123,922
225,000	3.250	09/21/71	140,123
200,000	2.550	07/27/33	165,827
200,000	4.000	01/31/52	156,419
600,000	3.500	01/31/34	530,706
200,000	5.330	01/05/54	191,405
200,000	2.450	01/31/31	174,959
400,000	3.240	02/06/28	383,021

			1,866,382

China – 2.1%
China Government International Bond (A+/A1)
632,000	1.200	10/21/30	550,639

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

China – (continued)
China Government International Bond (A+/A1) (continued)
$200,000	3.500%	10/19/28	$197,746
200,000	1.750	10/26/31	175,702
400,000	1.250	10/26/26	383,156
200,000	2.750	12/03/39	169,520

			1,476,763

Colombia – 4.2%
Colombia Government International Bond (BB+/Baa2)
200,000	8.750	11/14/53	207,500
200,000	7.375	09/18/37	195,823
250,000	6.125	01/18/41	210,346
275,000	5.625	02/26/44	210,031
250,000	3.250	04/22/32	196,778
200,000	8.000	04/20/33	208,919
200,000	3.875	04/25/27	194,434
300,000	4.125	05/15/51	179,250
200,000	3.000	01/30/30	171,009
200,000	4.500	03/15/29	188,834
500,000	3.125	04/15/31	407,840
550,000	5.000	06/15/45	386,961
400,000	5.200	05/15/49	281,000

			3,038,725

Costa Rica – 1.5%
Costa Rica Government International Bond (BB-/Ba3)
400,000	7.158	03/12/45	420,000
450,000	6.125	02/19/31	457,875
200,000	6.550	04/03/34	207,500

			1,085,375

Dominican Republic – 3.7%
Dominican Republic International Bond (BB/Ba3)
200,000	5.500	02/22/29	197,250
225,000	4.500	01/30/30	210,375
250,000	4.875	09/23/32	229,375
200,000	6.400	06/05/49	191,750
225,000	6.850	01/27/45	226,969
450,000	5.950	01/25/27	452,250
425,000	6.000	07/19/28	429,250
150,000	6.000	02/22/33	147,750
150,000	6.500	02/15/48	145,500
150,000	5.300	01/21/41	130,687
300,000	5.875	01/30/60	265,125

			2,626,281

Ecuador – 1.0%
Ecuador Government International Bond(a) (B-/Ba3)
700,000	5.500	07/31/35	378,875
300,000	6.900	07/31/30	199,500
225,000	5.000	07/31/40	111,094

			689,469

Egypt – 1.7%
Egypt Government International Bond (B-/Caa1)
350,000	7.625	05/29/32	310,991
300,000	5.800	09/30/27	283,244
200,000	7.500	02/16/61	142,000
134,000	6.875	04/30/40	99,830
200,000	8.500	01/31/47	160,000
200,000	7.500	01/31/27	198,500

			1,194,565

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

El Salvador – 0.6%
El Salvador Government International Bond (B-/NR)
$400,000	9.250%	04/17/30	$429,397

Ghana – 0.8%
Ghana Government International Bond(a) (CCC+/Caa2)
400,000	5.000	07/03/35	296,500
300,000	5.000	07/03/29	267,375

			563,875

Guatemala – 1.1%
Guatemala Government Bond (BB/Ba1)
200,000	6.600	06/13/36	202,750
200,000	4.500	05/03/26	197,750
225,000	3.700	10/07/33	188,156
200,000	6.125	06/01/50	183,000

			771,656

Honduras – 0.5%
Honduras Government International Bond (BB-/B1)
350,000	6.250	01/19/27	344,750

Hungary – 1.6%
Hungary Government International Bond (BBB-/Baa2)
500,000	6.125	05/22/28	513,703
400,000	5.500	03/26/36	391,324
200,000	6.750	09/25/52	214,686

			1,119,713

Indonesia – 3.6%
Indonesia Government International Bond (BBB/Baa2)
423,000	3.550	03/31/32	386,458
350,000	2.850	02/14/30	319,609
400,000	4.650	09/20/32	389,918
200,000	3.850	07/18/27	196,962
225,000	4.200	10/15/50	188,090
275,000	3.050	03/12/51	186,368
200,000	4.450	04/15/70	166,271
200,000	4.300	03/31/52	167,847
125,000	8.500	10/12/35	157,118
325,000	7.750	01/17/38	397,787

			2,556,428

Ivory Coast – 0.8%
Ivory Coast Government International Bond (BB/Ba2)
426,000	6.125	06/15/33	383,932
200,000	8.250	01/30/37	195,059

			578,991

Jamaica – 0.8%
Jamaica Government International Bond (BB-/B1)
300,000	6.750	04/28/28	307,500
250,000	7.875	07/28/45	292,813

			600,313

Jordan – 1.1%
Jordan Government International Bond (BB-/Ba3)
200,000	7.500	01/13/29	201,750
250,000	7.750	01/15/28	254,860
350,000	5.850	07/07/30	326,594

			783,204

Kazakhstan – 0.6%
Kazakhstan Government International Bond (BBB-/Baa1)
225,000	6.500	07/21/45	248,308

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Kazakhstan – (continued)
Kazakhstan Government International Bond (BBB-/Baa1) (continued)
$200,000	4.875%	10/14/44	$186,374

			434,682

Kenya – 1.2%
Republic of Kenya Government International Bond (B-/Caa1)
350,000	7.000	05/22/27	349,328
200,000	6.300	01/23/34	161,516
200,000	8.250	02/28/48	168,250
200,000	8.000	05/22/32	186,250

			865,344

Mexico – 3.1%
Mexico Government International Bond (BBB/Baa2)
200,000	6.000	05/07/36	195,044
200,000	3.750	01/11/28	193,370
200,000	6.400	05/07/54	187,936
150,000	5.550	01/21/45	134,974
200,000	6.338	05/04/53	186,902
600,000	4.875	05/19/33	554,584
325,000	4.500	04/22/29	315,167
50,000	6.050	01/11/40	47,812
Mexico Government International Bond, MTN (BBB/Baa2)
175,000	7.500	04/08/33	193,224
150,000	4.750	03/08/44	118,948
50,000	8.300	08/15/31	58,635

			2,186,596

Morocco – 1.1%
Morocco Government International Bond (BB+/Ba1)
300,000	5.950	03/08/28	304,747
350,000	4.000	12/15/50	242,375
200,000	6.500	09/08/33	209,526

			756,648

Nigeria – 0.8%
Nigeria Government International Bond (B-/Caa1)
400,000	8.375	03/24/29	399,512
200,000	10.375	12/09/34	209,467

			608,979

Oman – 3.0%
Oman Government International Bond (NR/Ba1)
200,000	7.375	10/28/32	223,718
200,000	6.000	08/01/29	205,406
200,000	7.000	01/25/51	215,842
200,000	6.250	01/25/31	209,287
200,000	6.500	03/08/47	205,279
400,000	6.750	01/17/48	419,944
400,000	4.750	06/15/26	397,812
275,000	5.375	03/08/27	276,016

			2,153,304

Panama – 3.3%
Panama Government International Bond (BBB-/Baa3)
650,000	3.875	03/17/28	615,634
600,000	6.400	02/14/35	573,694
500,000	6.700	01/26/36	488,832
450,000	6.853	03/28/54	408,479
200,000	4.500	04/16/50	133,750

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Panama – (continued)
Panama Government International Bond (BBB-/Baa3) (continued)
$200,000	3.870%	07/23/60	$112,940

			2,333,329

Paraguay – 1.0%
Paraguay Government International Bond (BB+/Baa3)
200,000	6.000	02/09/36	204,000
200,000	4.950	04/28/31	196,000
200,000	3.849	06/28/33	177,750
200,000	2.739	01/29/33	166,250

			744,000

Peru – 2.9%
Peruvian Government International Bond (BBB-/Baa1)
400,000	8.750	11/21/33	486,547
240,000	5.875	08/08/54	238,827
200,000	5.375	02/08/35	197,181
200,000	3.550	03/10/51	141,714
200,000	3.300	03/11/41	150,244
100,000	6.550	03/14/37	107,371
150,000	3.230	07/28/21	83,834
100,000	2.783	01/23/31	87,761
100,000	1.862	12/01/32	77,939
100,000	3.600	01/15/72	64,250
100,000	3.000	01/15/34	83,087
100,000	4.125	08/25/27	99,375
287,000	5.625	11/18/50	279,451

			2,097,581

Philippines – 4.4%
Philippine Government International Bond (BBB+/Baa2)
483,000	3.200	07/06/46	344,088
380,000	3.556	09/29/32	345,700
400,000	3.000	02/01/28	381,631
400,000	3.700	03/01/41	325,181
450,000	2.650	12/10/45	292,359
370,000	2.950	05/05/45	255,796
680,000	1.648	06/10/31	562,903
200,000	1.950	01/06/32	165,381
200,000	3.700	02/02/42	161,347
200,000	6.375	10/23/34	217,529
100,000	6.375	01/15/32	107,929

			3,159,844

Poland – 2.6%
Republic of Poland Government International Bond (A-/A2)
200,000	5.500	03/18/54	193,340
200,000	5.750	11/16/32	208,757
200,000	5.500	04/04/53	193,308
250,000	3.250	04/06/26	247,226
300,000	5.125	09/18/34	298,632
300,000	4.875	10/04/33	294,932
400,000	5.500	11/16/27	409,027

			1,845,222

Qatar – 3.5%
Qatar Government International Bond (AA/Aa2)
200,000	4.750	05/29/34	202,096
200,000	4.500	04/23/28	200,344
220,000	5.103	04/23/48	213,567
200,000	3.250	06/02/26	197,023
200,000	4.625	06/02/46	183,294

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Qatar – (continued)
Qatar Government International Bond (AA/Aa2) (continued)
$300,000	4.000%	03/14/29	$294,974
350,000	4.817	03/14/49	325,773
550,000	3.750	04/16/30	531,161
UAE Government International Bond (AA/Aa2)
400,000	4.400	04/16/50	348,408

			2,496,640

Romania – 2.8%
Romanian Government International Bond (BBB-/Baa3)
400,000	3.625	03/27/32	335,655
420,000	3.000	02/14/31	352,651
200,000	6.375	01/30/34	194,536
280,000	5.125	06/15/48	215,512
460,000	5.250	11/25/27	459,374
300,000	7.125	01/17/33	308,705
50,000	7.625	01/17/53	51,193
130,000	6.125	01/22/44	115,434

			2,033,060

Saudi Arabia – 2.9%
Saudi Government International Bond(b) (NR/Aa3)
600,000	5.000	01/16/34	594,613
500,000	5.125	01/13/28	505,444
400,000	5.375	01/13/31	407,371
400,000	4.625	10/04/47	339,646
200,000	5.750	01/16/54	195,384

			2,042,458

Senegal – 0.2%
Senegal Government International Bond (B+/B3)
200,000	6.250	05/23/33	156,750

Serbia – 0.5%
Serbia International Bond (BBB-/Ba2)
200,000	6.500	09/26/33	209,230
200,000	2.125	12/01/30	165,750

			374,980

South Africa – 2.0%
Republic of South Africa Government International Bond (BB-/Ba2)
600,000	4.850	09/30/29	567,962
500,000	7.100	11/19/36	492,895
400,000	7.950	11/19/54	389,738

			1,450,595

Sri Lanka – 0.5%
Sri Lanka Government International Bond(a) (NR/Caa1)
250,000	3.350	03/15/33	201,875
200,000	3.600	02/15/38	165,250

			367,125

Trinidad and Tobago – 0.3%
Trinidad & Tobago Government International Bond (BBB-/Ba2)
200,000	4.500	08/04/26	196,000

Turkey – 4.5%
Turkiye Government International Bond (NR/B1)
400,000	7.625	05/15/34	413,544
525,000	5.750	05/11/47	410,813
825,000	4.875	10/09/26	815,925
200,000	7.125	07/17/32	200,351

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations (Continued)

Turkey – (continued)
Turkiye Government International Bond (NR/B1) (continued)
$200,000	9.375%	03/14/29	$221,059
200,000	6.000	03/25/27	201,289
200,000	6.625	02/17/45	175,408
200,000	6.000	01/14/41	169,310
100,000	11.875	01/15/30	124,500
200,000	4.875	04/16/43	145,000
362,000	6.875	03/17/36	353,607

			3,230,806

United Arab Emirates – 1.3%
UAE Government International Bond (NR/Aa2)
375,000	3.250	10/19/61	253,287
350,000	2.000	10/19/31	299,458
477,000	2.875	10/19/41	355,410

			908,155

Uruguay – 2.4%
Oriental Republic of Uruguay (BBB+/NR)
100,000	5.250	09/10/60	93,275
Uruguay Government International Bond(c) (BBB+/Baa1)
350,000	5.100	06/18/50	329,839
350,000	4.375	10/27/27	349,635
220,000	4.975	04/20/55	200,564
208,000	4.375	01/23/31	204,431
200,000	5.750	10/28/34	208,198
150,000	7.875	01/15/33	176,096
100,000	7.625	03/21/36	119,259
50,000	4.125	11/20/45	43,117

			1,724,414

Uzbekistan – 0.2%
Republic of Uzbekistan International Bond (BB-/NR)
200,000	3.900	10/19/31	169,466

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $60,986,972)			60,172,981

Corporate Obligations – 14.3%

Brazil – 1.6%
Petrobras Global Finance BV (BB/Ba1)
216,000	6.850	06/05/15	195,750
200,000	7.375	01/17/27	208,000
400,000	5.999	01/27/28	406,500
301,000	6.500	07/03/33	304,762

			1,115,012

Chile – 1.7%
Corp. Nacional del Cobre de Chile (BBB+/Baa1)
200,000	3.150	01/14/30	181,349
200,000	3.625	08/01/27	193,994
200,000	3.000	09/30/29	181,934
400,000	4.500	08/01/47	319,284
200,000	3.700	01/30/50	138,554
Empresa de Transporte de Pasajeros Metro SA (NR/A3)
200,000	4.700	05/07/50	168,625

			1,183,740

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations (Continued)

India – 3.5%
Export-Import Bank of India (NR/Baa3)
$200,000	3.875%	02/01/28	$195,255
200,000	3.250	01/15/30	186,167
400,000	3.375	08/05/26	393,064
200,000	2.250	01/13/31	173,280
Indian Railway Finance Corp. Ltd. (BBB-/Baa3)
200,000	3.570	01/21/32	183,267
350,000	2.800	02/10/31	311,247
Power Finance Corp. Ltd. (NR/Baa3)
200,000	6.150	12/06/28	208,496
400,000	3.950	04/23/30	379,916
REC Ltd. (NR/Baa3)
200,000	4.750	09/27/29	198,658
303,000	5.625	04/11/28	309,372

			2,538,722

Indonesia – 1.7%
Pertamina Persero PT (BBB/Baa2)
200,000	6.450	05/30/44	212,208
457,000	3.100	08/27/30	416,876
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (BBB/Baa2)
300,000	4.000	06/30/50	220,257
200,000	5.375	01/25/29	202,679
200,000	6.150	05/21/48	201,124

			1,253,144

Kazakhstan – 1.1%
Development Bank of Kazakhstan JSC (NR/Baa1)
400,000	5.500	04/15/27	402,401
KazMunayGas National Co. JSC (NR/Baa1)
200,000	5.375	04/24/30	197,556
200,000	5.750	04/19/47	176,017

			775,974

Mexico – 1.7%
Petroleos Mexicanos (BBB/B3)
199,000	5.625	01/23/46	125,180
228,000	6.750	09/21/47	158,548
180,000	6.500	03/13/27	177,240
175,000	5.350	02/12/28	162,308
250,000	6.350	02/12/48	167,278
50,000	6.500	01/23/29	47,071
100,000	6.840	01/23/30	92,130
75,000	7.690	01/23/50	57,132
100,000	6.950	01/28/60	69,170
225,000	6.625	06/15/35	181,158
25,000	6.500	06/02/41	17,781

			1,254,996

Peru – 0.4%
Petroleos del Peru SA (B/NR)
400,000	5.625	06/19/47	265,000

Poland – 0.9%
Bank Gospodarstwa Krajowego (NR/A2)
200,000	5.375	05/22/33	199,792
220,000	6.250	07/09/54	223,736
225,000	5.750	07/09/34	229,677

			653,205

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations (Continued)

Qatar – 0.7%
QatarEnergy (AA/Aa2)
$309,000	2.250%	07/12/31	$265,831
300,000	3.300	07/12/51	208,884

			474,715

Saudi Arabia – 0.6%
Saudi Arabian Oil Co. (NR/Aa3)
400,000	5.250	07/17/34	402,097

United Arab Emirates – 0.4%
Adnoc Murban Rsc Ltd. (AA/Aa2)
300,000	4.250	09/11/29	293,489

TOTAL CORPORATE OBLIGATIONS (Cost $10,295,416)			10,210,094

Shares	Dividend Rate		Value

Investment Company – 0.3%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
225,706	4.287%		225,706
(Cost $225,706)

TOTAL INVESTMENTS – 98.6% (Cost $71,508,094)			$70,608,781

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			1,019,135

NET ASSETS – 100.0%			$71,627,916

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Step coupon.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Pay-in-kind securities.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
MTN	—Medium Term Note

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 89.5%

Advertising – 1.4%
Clear Channel Outdoor Holdings, Inc.
$488,000	5.125%	08/15/27(a)	$478,240
84,000	7.750	04/15/28(a)	78,540
300,000	9.000	09/15/28(a)	316,125
203,000	7.500	06/01/29(a)	180,670
Lamar Media Corp.
279,000	3.750	02/15/28	267,491
234,000	4.000	02/15/30	217,913
161,000	3.625	01/15/31	145,101
Outfront Media Capital LLC / Outfront Media Capital Corp.
460,000	4.625	03/15/30(a)	432,400

			2,116,480

Aerospace & Defense – 2.3%
Spirit AeroSystems, Inc.
100,000	4.600	06/15/28	97,000
460,000	9.375	11/30/29(a)	495,650
96,000	9.750	11/15/30(a)	106,680
TransDigm, Inc.
523,000	5.500	11/15/27	519,731
152,000	6.750	08/15/28(a)	155,230
599,000	4.625	01/15/29	572,045
100,000	6.375	03/01/29(a)	101,313
40,000	4.875	05/01/29	38,350
350,000	6.875	12/15/30(a)	359,187
300,000	7.125	12/01/31(a)	309,938
556,000	6.625	03/01/32(a)	566,772

			3,321,896

Banks – 0.5%
Freedom Mortgage Corp.
246,000	7.625	05/01/26(a)	246,615
161,000	6.625	01/15/27(a)	161,000
81,000	12.000	10/01/28(a)	87,885
238,000	12.250	10/01/30(a)	266,560

			762,060

Basic Industry – 2.2%
Avient Corp.
400,000	7.125	08/01/30(a)	413,500
Axalta Coating Systems LLC
280,000	3.375	02/15/29(a)	259,000
Calumet Specialty Products Partners LP / Calumet Finance Corp.
100,000	9.750	07/15/28(a)	96,375
Celanese U.S. Holdings LLC
350,000	6.415	07/15/27	358,647
350,000	6.950	11/15/33	376,157
Graphic Packaging International LLC
140,000	3.750	02/01/30(a)	128,975
Olin Corp.
100,000	5.125	09/15/27	100,125
259,000	5.625	08/01/29	255,439
210,000	5.000	02/01/30	200,812
Olympus Water U.S. Holding Corp.
280,000	4.250	10/01/28(a)	264,250
200,000	6.250	10/01/29(a)	190,750
SCIH Salt Holdings, Inc.
273,000	6.625	05/01/29(a)	270,953

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Basic Industry – (continued)
WR Grace Holdings LLC
$310,000	4.875%	06/15/27(a)	$303,025

			3,218,008

Broadcasting – 2.3%
Gray Media, Inc.
400,000	7.000	05/15/27(a)	394,000
133,000	10.500	07/15/29(a)	137,655
197,000	4.750	10/15/30(a)	117,215
218,000	5.375	11/15/31(a)	127,530
iHeartCommunications, Inc.
285,000	9.125	05/01/29(a)	243,675
160,000	10.875	05/01/30(a)	96,800
222,500	7.750	08/15/30(a)	172,438
80,000	7.000	01/15/31(a)	59,800
Nexstar Media, Inc.
400,000	5.625	07/15/27(a)	396,000
Sinclair Television Group, Inc.
85,000	5.500	03/01/30(a)	59,500
130,000	4.375	12/31/32(a)	85,150
TEGNA, Inc.
350,000	4.625	03/15/28	336,875
Univision Communications, Inc.
336,000	6.625	06/01/27(a)	337,680
483,000	8.000	08/15/28(a)	489,943
129,000	4.500	05/01/29(a)	116,906
218,000	8.500	07/31/31(a)	217,455

			3,388,622

Brokerage – 0.7%
Coinbase Global, Inc.
132,000	3.375	10/01/28(a)	121,275
Jane Street Group / JSG Finance, Inc.
150,000	7.125	04/30/31(a)	156,188
220,000	6.125	11/01/32(a)	221,650
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
200,000	5.000	08/15/28(a)	191,265
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
284,000	4.750	06/15/29(a)	274,415

			964,793

Building Materials – 2.0%
Builders FirstSource, Inc.
88,000	5.000	03/01/30(a)	84,810
264,000	4.250	02/01/32(a)	239,250
202,000	6.375	06/15/32(a)	205,788
345,000	6.375	03/01/34(a)	350,606
Quikrete Holdings, Inc.
580,000	6.375	03/01/32(a)	588,700
Smyrna Ready Mix Concrete LLC
150,000	6.000	11/01/28(a)	148,687
408,000	8.875	11/15/31(a)	439,110
Standard Industries, Inc.
284,000	5.000	02/15/27(a)	281,870
469,000	4.375	07/15/30(a)	439,688
201,000	3.375	01/15/31(a)	176,880

			2,955,389

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – 5.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
$360,000	4.000%	09/01/29(a)	$313,875
Ball Corp.
241,000	6.875	03/15/28	247,627
223,000	6.000	06/15/29	227,460
242,000	2.875	08/15/30	212,960
Chart Industries, Inc.
532,000	7.500	01/01/30(a)	557,270
Clean Harbors, Inc.
284,000	4.875	07/15/27(a)	282,580
310,000	6.375	02/01/31(a)	315,038
Clydesdale Acquisition Holdings, Inc.
151,000	6.625	04/15/29(a)	153,076
199,000	8.750	04/15/30(a)	202,234
Crown Americas LLC
100,000	5.250	04/01/30	98,500
Crown Americas LLC / Crown Americas Capital Corp. V
198,000	4.250	09/30/26	196,020
Crown Americas LLC / Crown Americas Capital Corp. VI
148,000	4.750	02/01/26	146,705
Emerald Debt Merger Sub LLC
400,000	6.625	12/15/30(a)	406,000
EquipmentShare.com, Inc.
287,000	9.000	05/15/28(a)	303,144
100,000	8.000	03/15/33(a)	103,875
GFL Environmental, Inc.
140,000	3.500	09/01/28(a)	131,950
Graham Packaging Co., Inc.
85,000	7.125	08/15/28(a)	84,575
Graphic Packaging International LLC
190,000	6.375	07/15/32(a)	192,850
Herc Holdings, Inc.
464,000	5.500	07/15/27(a)	463,420
LABL, Inc.
131,000	10.500	07/15/27(a)	126,742
170,000	5.875	11/01/28(a)	150,663
95,000	8.250	11/01/29(a)	81,581
100,000	8.625	10/01/31(a)	90,750
Madison IAQ LLC
94,000	4.125	06/30/28(a)	90,123
Mauser Packaging Solutions Holding Co.
549,000	7.875	04/15/27(a)	559,293
284,000	9.250	04/15/27(a)	289,325
Owens-Brockway Glass Container, Inc.
100,000	7.375	06/01/32(a)	97,125
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
190,000	4.375	10/15/28(a)	191,663
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
85,000	4.000	10/15/27(a)	85,212
Resideo Funding, Inc.
150,000	4.000	09/01/29(a)	136,912
Reworld Holding Corp.
261,000	4.875	12/01/29(a)	246,106
60,000	5.000	09/01/30	56,072

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Sealed Air Corp.
$450,000	6.875%	07/15/33(a)	$479,250
Sealed Air Corp/Sealed Air Corp. U.S.
60,000	7.250	02/15/31(a)	62,775
Sensata Technologies BV
200,000	4.000	04/15/29(a)	186,561
Sensata Technologies, Inc.
250,000	3.750	02/15/31(a)	221,875
Terex Corp.
100,000	6.250	10/15/32(a)	99,875

			7,891,062

Communications – 5.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
560,000	5.125	05/01/27(a)	553,700
735,000	5.000	02/01/28(a)	718,463
279,000	5.375	06/01/29(a)	272,025
200,000	6.375	09/01/29(a)	201,500
478,000	4.750	03/01/30(a)	446,332
355,000	4.500	08/15/30(a)	325,269
342,000	4.250	02/01/31(a)	306,945
287,000	4.750	02/01/32(a)	258,659
532,000	4.500	05/01/32	470,155
441,000	4.500	06/01/33(a)	382,016
460,000	4.250	01/15/34(a)	385,825
CSC Holdings LLC
380,000	5.500	04/15/27(a)	354,350
250,000	5.375	02/01/28(a)	216,875
250,000	7.500	04/01/28(a)	186,250
200,000	11.250	05/15/28(a)	195,750
490,000	11.750	01/31/29(a)	480,813
200,000	6.500	02/01/29(a)	168,000
240,000	5.750	01/15/30(a)	140,100
250,000	4.125	12/01/30(a)	185,000
400,000	4.625	12/01/30(a)	215,000
250,000	3.375	02/15/31(a)	179,375
250,000	4.500	11/15/31(a)	184,062
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
450,000	5.875	08/15/27(a)	444,938
DISH DBS Corp.
450,000	7.375	07/01/28	331,312
350,000	5.125	06/01/29	236,250
Live Nation Entertainment, Inc.
404,000	4.750	10/15/27(a)	395,415
142,000	3.750	01/15/28(a)	136,142

			8,370,521

Consumer Cyclical – 15.3%
ADT Security Corp. (The)
82,000	4.125	08/01/29(a)	77,593
196,000	4.875	07/15/32(a)	186,200
Allison Transmission, Inc.
279,000	3.750	01/30/31(a)	251,797
AMC Entertainment Holdings, Inc.
200,000	7.500	02/15/29(a)	171,000
American Axle & Manufacturing, Inc.
210,000	6.875	07/01/28	208,425
119,000	5.000	10/01/29	109,480

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Bath & Body Works, Inc.
$425,000	7.500%	06/15/29	$436,687
100,000	6.625	10/01/30(a)	102,000
194,000	6.875	11/01/35	201,518
203,000	6.750	07/01/36	207,441
Beazer Homes USA, Inc.
100,000	7.500	03/15/31(a)	100,250
Boyd Gaming Corp.
178,000	4.750	12/01/27	175,775
137,000	4.750	06/15/31(a)	129,636
Caesars Entertainment, Inc.
190,000	8.125	07/01/27(a)	192,612
337,000	4.625	10/15/29(a)	318,465
200,000	7.000	02/15/30(a)	207,000
138,000	6.500	02/15/32(a)	139,898
Carnival Corp.
237,000	5.750	03/01/27(a)	238,185
871,000	6.000	05/01/29(a)	874,811
Carvana Co.
93,849	9.000	12/01/28(a)(b)	97,486
329,900	9.000	06/01/30(a)(b)	351,343
526,654	9.000	06/01/31(a)(b)	600,386
Churchill Downs, Inc.
125,000	5.500	04/01/27(a)	124,687
350,000	5.750	04/01/30(a)	345,188
Cinemark USA, Inc.
140,000	5.250	07/15/28(a)	137,725
Clarios Global LP / Clarios U.S. Finance Co.
447,000	8.500	05/15/27(a)	449,794
100,000	6.750	05/15/28(a)	102,250
Cooper-Standard Automotive, Inc.
100,000	13.500	03/31/27(a)(b)	105,500
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
147,000	4.625	01/15/29(a)	139,283
372,000	6.750	01/15/30(a)	346,890
FirstCash, Inc.
170,000	4.625	09/01/28(a)	163,625
322,000	6.875	03/01/32(a)	328,037
Gap, Inc. (The)
96,000	3.625	10/01/29(a)	87,960
200,000	3.875	10/01/31(a)	176,500
GEO Group, Inc. (The)
200,000	8.625	04/15/29	212,000
200,000	10.250	04/15/31	219,000
Goodyear Tire & Rubber Co. (The)
50,000	5.000	05/31/26	49,875
150,000	4.875	03/15/27	147,750
161,000	5.000	07/15/29	153,353
159,000	5.250	04/30/31	147,472
220,000	5.250	07/15/31	204,600
60,000	5.625	04/30/33	55,425
Hanesbrands, Inc.
88,000	9.000	02/15/31(a)	94,050
Hilton Domestic Operating Co., Inc.
217,000	5.750	05/01/28(a)	217,271
448,000	5.875	04/01/29(a)	453,040
308,000	3.750	05/01/29(a)	289,905

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Hilton Domestic Operating Co., Inc. – (continued)
$45,000	4.875%	01/15/30	$43,763
280,000	4.000	05/01/31(a)	257,250
289,000	3.625	02/15/32(a)	257,210
Iron Mountain Information Management Services, Inc.
129,000	5.000	07/15/32(a)	121,421
Iron Mountain, Inc.
200,000	4.875	09/15/27(a)	197,500
239,000	5.250	03/15/28(a)	236,909
100,000	5.000	07/15/28(a)	98,375
164,000	7.000	02/15/29(a)	169,535
100,000	4.875	09/15/29(a)	96,500
289,000	5.250	07/15/30(a)	279,607
358,000	4.500	02/15/31(a)	333,611
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
430,000	4.750	06/01/27(a)	426,775
Kohl’s Corp.
350,000	5.550	07/17/45	215,250
LCM Investments Holdings II LLC
263,000	4.875	05/01/29(a)	251,165
Liberty Interactive LLC
138,000	8.250	02/01/30	65,895
Light & Wonder International, Inc.
124,000	7.000	05/15/28(a)	124,620
125,000	7.250	11/15/29(a)	129,062
217,000	7.500	09/01/31(a)	226,494
Macy’s Retail Holdings LLC
300,000	5.125	01/15/42	220,500
Marriott Ownership Resorts, Inc.
100,000	4.750	01/15/28	97,000
MGM Resorts International
300,000	6.125	09/15/29	303,750
Michaels Cos., Inc. (The)
208,000	5.250	05/01/28(a)	156,520
240,000	7.875	05/01/29(a)	146,400
Mohegan Tribal Gaming Authority
354,000	8.000	02/01/26(a)	349,575
170,000	13.250	12/15/27(a)	192,737
NCL Corp. Ltd.
402,000	5.875	02/15/27(a)	404,513
234,000	7.750	02/15/29(a)	248,625
NCL Finance Ltd.
44,000	6.125	03/15/28(a)	44,440
Nordstrom, Inc.
135,000	4.250	08/01/31	120,656
PetSmart, Inc. / PetSmart Finance Corp.
250,000	4.750	02/15/28(a)	238,750
250,000	7.750	02/15/29(a)	242,500
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
139,000	5.625	09/01/29(a)	102,339
Prime Security Services Borrower LLC / Prime Finance, Inc.
100,000	5.750	04/15/26(a)	101,000
338,000	3.375	08/31/27(a)	321,945
358,000	6.250	01/15/28(a)	360,237
QVC, Inc.
90,000	5.950	03/15/43	50,625

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Resorts World Las Vegas LLC / RWLV Capital, Inc.
$300,000	8.450%	07/27/30(a)	$314,625
RHP Hotel Properties LP / RHP Finance Corp.
100,000	4.750	10/15/27	98,250
85,000	7.250	07/15/28(a)	87,975
290,000	4.500	02/15/29(a)	277,312
259,000	6.500	04/01/32(a)	264,504
Sabre GLBL, Inc.
236,000	8.625	06/01/27(a)	242,490
364,000	10.750	11/15/29(a)	389,025
Six Flags Entertainment Corp.
250,000	5.500	04/15/27(a)	249,375
200,000	7.250	05/15/31(a)	206,375
Staples, Inc.
685,000	10.750	09/01/29(a)	655,888
Station Casinos LLC
100,000	4.500	02/15/28(a)	97,125
Taylor Morrison Communities, Inc.
100,000	5.750	01/15/28(a)	100,375
TKC Holdings, Inc.
85,000	6.875	05/15/28(a)	85,425
Travel + Leisure Co.
155,000	6.625	07/31/26(a)	157,712
100,000	6.000	04/01/27	100,750
150,000	4.500	12/01/29(a)	143,063
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
300,000	5.250	05/15/27(a)	298,125
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
182,000	5.125	10/01/29(a)	177,905
399,000	7.125	02/15/31(a)	420,446
Yum! Brands, Inc.
143,000	4.750	01/15/30(a)	139,246
164,000	3.625	03/15/31	148,830
200,000	4.625	01/31/32	189,750
295,000	5.375	04/01/32	291,313

			22,498,106

Consumer Noncyclical – 4.4%
Allied Universal Holdco LLC
295,000	7.875	02/15/31(a)	305,325
Allied Universal Holdco LLC / Allied Universal Finance Corp.
377,000	9.750	07/15/27(a)	380,534
200,000	6.000	06/01/29(a)	189,750
Allied Universal Holdco LLC /Allied Universal Finance Corp. /
Atlas Luxco 4 Sarl
200,000	4.625	06/01/28(a)	191,250
Avantor Funding, Inc.
550,000	4.625	07/15/28(a)	534,187
Deluxe Corp.
100,000	8.125	09/15/29(a)	102,125
Hologic, Inc.
104,000	4.625	02/01/28(a)	102,180
375,000	3.250	02/15/29(a)	348,281
LifePoint Health, Inc.
200,000	5.375	01/15/29(a)	179,500
Medline Borrower LP
865,000	3.875	04/01/29(a)	808,775
471,000	5.250	10/01/29(a)	458,048

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Murphy Oil USA, Inc.
$91,000	3.750%	02/15/31(a)	$81,786
Organon & Co / Organon Foreign Debt Co.-Issuer BV
330,000	4.125	04/30/28(a)	314,325
550,000	5.125	04/30/31(a)	501,875
Perrigo Finance Unlimited Co.
250,000	4.900	06/15/30	240,163
Perrigo Finance Unlimited Co., Series USD
150,000	6.125	09/30/32	149,881
Prestige Brands, Inc.
469,000	3.750	04/01/31(a)	421,807
RR Donnelley & Sons Co.
485,000	9.500	08/01/29(a)	498,337
RRD Intermediate Holdings, Inc.
200,000	11.000	12/01/30(a)(b)	185,250
Teleflex, Inc.
300,000	4.625	11/15/27	295,125
Walgreens Boots Alliance, Inc.
150,000	8.125	08/15/29	151,313

			6,439,817

Consumer Products – 1.1%
Edgewell Personal Care Co.
100,000	5.500	06/01/28(a)	98,750
100,000	4.125	04/01/29(a)	94,000
Newell Brands, Inc.
161,000	6.375	09/15/27	163,415
320,000	6.625	09/15/29	326,400
160,000	6.625	05/15/32	159,800
80,000	6.875	04/01/36	79,591
Scotts Miracle-Gro Co. (The)
260,000	4.375	02/01/32	233,025
Somnigroup International, Inc.
255,000	4.000	04/15/29(a)	238,425
204,000	3.875	10/15/31(a)	180,795

			1,574,201

Distribution & Logistics – 0.4%
WESCO Distribution, Inc.
145,000	7.250	06/15/28(a)	147,719
189,000	6.375	03/15/29(a)	192,780
197,000	6.625	03/15/32(a)	201,432

			541,931

Electric – 3.4%
AES Corp. (The)
((US 5 Year CMT T-Note + 3.201%))
150,000	7.600	01/15/55	153,236
Artera Services LLC
265,000	8.500	02/15/31(a)	265,994
Calpine Corp.
100,000	5.125	03/15/28(a)	98,875
150,000	4.625	02/01/29(a)	144,563
280,000	5.000	02/01/31(a)	269,850
277,000	3.750	03/01/31(a)	253,801
Clearway Energy Operating LLC
350,000	3.750	02/15/31(a)	309,750
NRG Energy, Inc.
550,000	3.375	02/15/29(a)	506,688

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
NRG Energy, Inc. – (continued)
$100,000	5.250%	06/15/29(a)	$98,500
373,000	3.625	02/15/31(a)	333,742
100,000	6.250	11/01/34(a)	100,500
PG&E Corp.
487,000	5.250	07/01/30	466,911
Pike Corp.
120,000	8.625	01/31/31(a)	128,850
Sunnova Energy Corp.
100,000	11.750	10/01/28(a)	58,250
Vistra Operations Co. LLC
95,000	5.500	09/01/26(a)	95,238
366,000	5.625	02/15/27(a)	366,000
328,000	5.000	07/31/27(a)	325,540
414,000	4.375	05/01/29(a)	395,887
200,000	7.750	10/15/31(a)	211,250
85,000	6.875	04/15/32(a)	87,975
XPLR Infrastructure Operating Partners LP
350,000	4.500	09/15/27(a)	335,562

			5,006,962

Energy – 8.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
207,000	5.750	03/01/27(a)	207,259
71,000	5.750	01/15/28(a)	71,177
350,000	5.375	06/15/29(a)	345,188
250,000	6.625	02/01/32(a)	255,625
Archrock Partners LP / Archrock Partners Finance Corp.
280,000	6.250	04/01/28(a)	281,400
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
152,000	5.875	06/30/29(a)	150,670
Buckeye Partners LP
68,000	3.950	12/01/26	66,470
134,000	4.125	12/01/27	129,477
146,000	4.500	03/01/28(a)	142,350
CITGO Petroleum Corp.
146,000	6.375	06/15/26(a)	146,183
325,000	8.375	01/15/29(a)	335,156
Civitas Resources, Inc.
200,000	8.375	07/01/28(a)	208,750
275,000	8.750	07/01/31(a)	288,062
CNX Resources Corp.
358,000	6.000	01/15/29(a)	356,657
Comstock Resources, Inc.
350,000	6.750	03/01/29(a)	343,875
CQP Holdco LP / BIP-V Chinook Holdco LLC
500,000	5.500	06/15/31(a)	485,625
Crescent Energy Finance LLC
375,000	7.375	01/15/33(a)	368,906
Delek Logistics Partners LP / Delek Logistics Finance Corp.
100,000	8.625	03/15/29(a)	104,813
DT Midstream, Inc.
435,000	4.125	06/15/29(a)	413,794
255,000	4.375	06/15/31(a)	237,787
Global Marine, Inc.
90,000	7.000	06/01/28	85,275
Hess Midstream Operations LP
77,000	5.125	06/15/28(a)	76,230
233,000	4.250	02/15/30(a)	219,603

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Hess Midstream Operations LP – (continued)
$95,000	5.500%	10/15/30(a)	$94,050
Hilcorp Energy I LP / Hilcorp Finance Co.
75,000	6.250	11/01/28(a)	74,906
245,000	5.750	02/01/29(a)	239,794
150,000	6.000	02/01/31(a)	143,250
245,000	8.375	11/01/33(a)	256,638
97,000	6.875	05/15/34(a)	93,908
230,000	7.250	02/15/35(a)	225,975
Kinetik Holdings LP
300,000	6.625	12/15/28(a)	307,875
474,000	5.875	06/15/30(a)	474,000
Murphy Oil Corp.
50,000	5.875	12/01/42	43,312
Nabors Industries, Inc.
298,000	9.125	01/31/30(a)	303,774
250,000	8.875	08/15/31(a)	225,625
New Fortress Energy, Inc.
310,000	8.750	03/15/29(a)	265,050
Northern Oil & Gas, Inc.
100,000	8.125	03/01/28(a)	101,625
148,000	8.750	06/15/31(a)	154,290
Permian Resources Operating LLC
485,000	8.000	04/15/27(a)	497,125
174,000	5.875	07/01/29(a)	174,000
238,000	7.000	01/15/32(a)	244,843
100,000	6.250	02/01/33(a)	100,687
Range Resources Corp.
250,000	4.750	02/15/30(a)	238,750
SM Energy Co.
290,000	6.750	09/15/26	289,456
175,000	6.625	01/15/27	175,110
100,000	6.500	07/15/28	100,125
Sunoco LP
350,000	7.000	05/01/29(a)	362,250
Talos Production, Inc.
238,000	9.375	02/01/31(a)	245,735
Transocean, Inc.
200,000	6.800	03/15/38	157,000
USA Compression Partners LP / USA Compression Finance Corp.
150,000	7.125	03/15/29(a)	154,313
Venture Global Calcasieu Pass LLC
456,000	3.875	08/15/29(a)	426,360
30,000	4.125	08/15/31(a)	27,450
238,000	3.875	11/01/33(a)	207,357
Venture Global LNG, Inc.
435,000	8.125	06/01/28(a)	454,031
610,000	9.500	02/01/29(a)	674,813
189,000	9.875	02/01/32(a)	206,719

			13,060,528

Financial Company – 4.8%
AG TTMT Escrow Issuer LLC
95,000	8.625	09/30/27(a)	98,444
Coinbase Global, Inc.
219,000	3.625	10/01/31(a)	189,161
Compass Group Diversified Holdings LLC
246,000	5.250	04/15/29(a)	238,927

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Financial Company – (continued)
Freedom Mortgage Holdings LLC
$143,000	9.125%	05/15/31(a)	$149,078
HUB International Ltd.
161,000	5.625	12/01/29(a)	157,579
524,000	7.250	06/15/30(a)	542,340
355,000	7.375	01/31/32(a)	364,319
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
180,000	6.250	05/15/26	179,550
386,000	5.250	05/15/27	377,315
119,000	9.750	01/15/29	121,975
260,000	4.375	02/01/29	224,250
250,000	9.000	06/15/30	245,759
LD Holdings Group LLC
20,000	8.750	11/01/27(a)	19,150
250,000	6.125	04/01/28(a)	217,188
Midcap Financial Issuer Trust
200,000	6.500	05/01/28(a)	198,500
Nationstar Mortgage Holdings, Inc.
152,000	6.000	01/15/27(a)	152,000
353,000	5.500	08/15/28(a)	347,705
191,000	5.125	12/15/30(a)	180,972
100,000	5.750	11/15/31(a)	97,750
Navient Corp.
380,000	5.500	03/15/29	367,175
OneMain Finance Corp.
450,000	7.125	03/15/26	459,000
120,000	3.500	01/15/27	115,950
563,000	3.875	09/15/28	528,516
95,000	9.000	01/15/29	100,581
100,000	7.875	03/15/30	105,375
235,000	4.000	09/15/30	212,088
100,000	7.125	11/15/31	103,250
Osaic Holdings, Inc.
95,000	10.750	08/01/27(a)	97,850
PennyMac Financial Services, Inc.
50,000	7.875	12/15/29(a)	52,500
200,000	7.125	11/15/30(a)	204,500
134,000	5.750	09/15/31(a)	128,975
Prospect Capital Corp.
100,000	3.437	10/15/28	89,183
Rocket Mortgage LLC
244,000	5.250	01/15/28(a)	235,875
Werner FinCo LP / Werner FinCo, Inc.
100,000	11.500	06/15/28(a)	110,375

			7,013,155

Food and Beverage – 2.3%
B&G Foods, Inc.
100,000	5.250	09/15/27	94,054
Fiesta Purchaser, Inc.
331,000	7.875	03/01/31(a)	342,171
HLF Financing Sarl LLC / Herbalife International, Inc.
322,000	12.250	04/15/29(a)	347,760
218,000	4.875	06/01/29(a)	170,313
Performance Food Group, Inc.
488,000	5.500	10/15/27(a)	487,390
200,000	6.125	09/15/32(a)	200,750
Post Holdings, Inc.
267,000	5.500	12/15/29(a)	262,995

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food and Beverage – (continued)
Post Holdings, Inc. – (continued)
$875,000	4.500%	09/15/31(a)	$800,625
68,000	6.250	02/15/32(a)	68,765
U.S. Foods, Inc.
237,000	6.875	09/15/28(a)	244,999
300,000	4.750	02/15/29(a)	291,000
81,000	4.625	06/01/30(a)	77,456

			3,388,278

Hardware – 0.4%
CommScope LLC
160,000	8.250	03/01/27(a)	157,800
CommScope Technologies LLC
100,000	5.000	03/15/27(a)	94,750
NCR Voyix Corp.
354,000	5.000	10/01/28(a)	344,708
59,000	5.125	04/15/29(a)	56,566

			653,824

Healthcare – 5.5%
AdaptHealth LLC
88,000	4.625	08/01/29(a)	81,730
Charles River Laboratories International, Inc.
450,000	4.000	03/15/31(a)	409,781
CHS/Community Health Systems, Inc.
350,000	5.625	03/15/27(a)	339,062
226,000	6.000	01/15/29(a)	204,812
229,000	6.875	04/15/29(a)	158,010
191,000	6.125	04/01/30(a)	126,538
283,000	5.250	05/15/30(a)	241,258
399,000	4.750	02/15/31(a)	326,182
299,000	10.875	01/15/32(a)	307,223
DaVita, Inc.
448,000	4.625	06/01/30(a)	416,640
822,000	3.750	02/15/31(a)	723,360
Encompass Health Corp.
349,000	4.750	02/01/30	338,094
IQVIA, Inc.
280,000	5.000	05/15/27(a)	277,200
250,000	6.500	05/15/30(a)	255,937
MPT Operating Partnership LP / MPT Finance Corp.
603,000	3.500	03/15/31	415,316
Owens & Minor, Inc.
381,000	6.625	04/01/30(a)	350,520
RP Escrow Issuer LLC
100,000	5.250	12/15/25(a)	94,727
Service Corp International
240,000	5.750	10/15/32	239,100
Service Corp. International
115,000	4.625	12/15/27	113,131
468,000	5.125	06/01/29	462,150
Tenet Healthcare Corp.
392,000	6.250	02/01/27	391,755
246,000	5.125	11/01/27	243,540
166,000	4.625	06/15/28	161,020
426,000	6.125	10/01/28	426,000
420,000	4.250	06/01/29	397,950
150,000	6.125	06/15/30	150,750

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare – (continued)
Tenet Healthcare Corp. – (continued)
$450,000	6.750%	05/15/31	$459,563

			8,111,349

Insurance – 2.1%
Acrisure LLC / Acrisure Finance, Inc.
236,000	8.250	02/01/29(a)	245,440
378,000	8.500	06/15/29(a)	396,900
390,000	6.000	08/01/29(a)	379,275
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
643,000	4.250	10/15/27(a)	622,906
244,000	6.750	10/15/27(a)	244,000
95,000	6.750	04/15/28(a)	96,306
30,000	5.875	11/01/29(a)	29,213
435,000	7.000	01/15/31(a)	444,244
AmWINS Group, Inc.
150,000	6.375	02/15/29(a)	152,250
150,000	4.875	06/30/29(a)	143,437
AssuredPartners, Inc.
380,000	5.625	01/15/29(a)	385,225

			3,139,196

Media Non Cable – 0.4%
AMC Networks, Inc.
475,000	4.250	02/15/29	370,500
Paramount Global ((US 5 Year CMT T-Note + 3.999%))
220,000	6.375	03/30/62	215,175

			585,675

Metals – 1.2%
Alcoa Nederland Holding BV
300,000	6.125	05/15/28(a)	300,627
400,000	7.125	03/15/31(a)	417,949
Arsenal AIC Parent LLC
300,000	11.500	10/01/31(a)	335,625
Kaiser Aluminum Corp.
150,000	4.500	06/01/31(a)	137,062
Novelis Corp.
451,000	4.750	01/30/30(a)	426,759
257,000	3.875	08/15/31(a)	226,160

			1,844,182

Metals and Mining – 0.5%
Cleveland-Cliffs, Inc.
30,000	4.875	03/01/31(a)	27,000
400,000	7.000	03/15/32(a)	403,000
350,000	7.375	05/01/33(a)	352,188

			782,188

Natural Gas – 2.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
264,000	5.875	08/20/26	264,000
Ferrellgas LP / Ferrellgas Finance Corp.
359,000	5.375	04/01/26(a)	358,103
100,000	5.875	04/01/29(a)	93,375
Genesis Energy LP / Genesis Energy Finance Corp.
176,000	8.000	01/15/27	179,300
150,000	8.250	01/15/29	154,406
150,000	7.875	05/15/32	150,750

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Natural Gas – (continued)
Hess Midstream Operations LP
$170,000	5.625%	02/15/26(a)	$170,000
Prairie Acquiror LP
385,000	9.000	08/01/29(a)	398,956
Rockies Express Pipeline LLC
251,000	4.950	07/15/29(a)	241,901
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
153,000	6.000	03/01/27(a)	153,191
300,000	5.500	01/15/28(a)	295,125
81,000	7.375	02/15/29(a)	82,726
284,000	6.000	09/01/31(a)	274,415
Venture Global Calcasieu Pass LLC
100,000	6.250	01/15/30(a)	102,250
Venture Global LNG, Inc.
550,000	8.375	06/01/31(a)	574,062

			3,492,560

Pharmaceuticals – 0.9%
Bausch Health Americas, Inc.
200,000	9.250	04/01/26(a)	200,000
Bausch Health Cos., Inc.
189,000	6.125	02/01/27(a)	183,330
70,000	5.000	01/30/28(a)	55,475
250,000	4.875	06/01/28(a)	217,500
237,000	11.000	09/30/28(a)	239,963
50,000	5.000	02/15/29(a)	35,250
230,000	6.250	02/15/29(a)	166,750
110,000	5.250	01/30/30(a)	71,225
300,000	5.250	02/15/31(a)	186,000

			1,355,493

Publishing – 0.3%
McGraw-Hill Education, Inc.
440,000	5.750	08/01/28(a)	432,300

REITs and Real Estate – 2.0%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
300,000	5.750	01/15/29(a)	247,875
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
219,000	5.750	05/15/26(a)	218,316
Diversified Healthcare Trust
98,000	4.750	02/15/28	87,517
145,000	4.375	03/01/31	115,637
Howard Hughes Corp. (The)
129,000	5.375	08/01/28(a)	125,936
337,000	4.125	02/01/29(a)	310,040
290,000	4.375	02/01/31(a)	259,550
Hudson Pacific Properties LP
184,000	3.950	11/01/27	165,904
89,000	4.650	04/01/29	71,166
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
401,000	4.875	05/15/29(a)	383,958
Service Properties Trust
213,000	8.375	06/15/29	216,378
375,000	4.950	10/01/29	315,469
200,000	8.625	11/15/31(a)	215,000

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

REITs and Real Estate – (continued)
Starwood Property Trust, Inc.
$188,000	7.250%	04/01/29(a)	$195,981

			2,928,727

Rental Equipment – 1.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
300,000	5.750	07/15/27(a)	295,500
210,000	5.375	03/01/29(a)	196,875
EquipmentShare.com, Inc.
85,000	8.625	05/15/32(a)	90,313
United Rentals North America, Inc.
228,000	5.500	05/15/27	228,285
380,000	4.875	01/15/28	376,675
336,000	3.875	02/15/31	308,280
128,000	3.750	01/15/32	114,560
191,000	6.125	03/15/34(a)	193,865

			1,804,353

Revenue – 0.0%
Toledo Hospital (The)
30,000	4.982	11/15/45	23,325

Software – 2.4%
Cloud Software Group, Inc.
813,000	6.500	03/31/29(a)	800,805
803,000	9.000	09/30/29(a)	823,075
148,000	8.250	06/30/32(a)	153,735
Fair Isaac Corp.
363,000	4.000	06/15/28(a)	348,480
Gen Digital, Inc.
425,000	6.750	09/30/27(a)	434,562
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
350,000	6.750	08/15/32(a)	357,875
SS&C Technologies, Inc.
412,000	5.500	09/30/27(a)	409,153
161,000	6.500	06/01/32(a)	165,226

			3,492,911

Technology – 2.4%
Arches Buyer, Inc.
143,000	4.250	06/01/28(a)	134,420
286,000	6.125	12/01/28(a)	262,405
Block, Inc.
250,000	2.750	06/01/26	243,437
455,000	3.500	06/01/31	405,519
Central Parent Inc / CDK Global, Inc.
170,000	7.250	06/15/29(a)	157,888
Entegris, Inc.
241,000	4.375	04/15/28(a)	232,866
100,000	5.950	06/15/30(a)	100,250
Go Daddy Operating Co LLC / GD Finance Co., Inc.
450,000	5.250	12/01/27(a)	446,625
Match Group Holdings II LLC
237,000	5.000	12/15/27(a)	234,037
81,000	4.625	06/01/28(a)	78,064
286,000	3.625	10/01/31(a)	247,033
Newfold Digital Holdings Group, Inc.
100,000	11.750	10/15/28(a)	78,750
Seagate HDD Cayman
100,000	4.875	06/01/27	98,875
142,000	8.250	12/15/29	152,295

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Seagate HDD Cayman – (continued)
$385,000	9.625%	12/01/32	$436,494
51,000	5.750	12/01/34	50,490
Xerox Corp.
200,000	4.800	03/01/35	114,657

			3,474,105

Transportation – 0.9%
American Airlines, Inc.
100,000	7.250	02/15/28(a)	102,625
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
200,000	5.750	04/20/29(a)	199,250
Fortress Transportation and Infrastructure Investors LLC
487,000	5.500	05/01/28(a)	482,739
238,000	7.875	12/01/30(a)	250,792
XPO, Inc.
210,000	7.125	06/01/31(a)	217,875
100,000	7.125	02/01/32(a)	104,000

			1,357,281

Wireless – 0.5%
EchoStar Corp.
400,018	10.750	11/30/29	430,019
Viasat, Inc.
100,000	5.625	04/15/27(a)	96,875
138,000	6.500	07/15/28(a)	119,887
122,000	7.500	05/30/31(a)	91,653

			738,434

Wirelines – 3.3%
Cablevision Lightpath LLC
200,000	5.625	09/15/28(a)	187,000
Consolidated Communications, Inc.
202,000	6.500	10/01/28(a)	197,455
Embarq LLC
440,000	7.995	06/01/36	217,250
Frontier Communications Holdings LLC
75,000	5.875	10/15/27(a)	75,141
500,000	5.000	05/01/28(a)	495,625
200,000	6.750	05/01/29(a)	202,250
234,000	5.875	11/01/29	234,877
250,000	6.000	01/15/30(a)	251,563
246,000	8.750	05/15/30(a)	261,375
81,000	8.625	03/15/31(a)	86,872
Level 3 Financing, Inc.
220,000	10.500	04/15/29(a)	247,225
166,000	4.875	06/15/29(a)	144,213
220,000	11.000	11/15/29(a)	249,700
142,000	4.500	04/01/30(a)	117,505
81,000	3.875	10/15/30(a)	63,787
336,000	10.750	12/15/30(a)	377,580
102,000	4.000	04/15/31(a)	79,560
Lumen Technologies, Inc.
150,000	4.125	04/15/30(a)	135,188
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
272,000	10.500	02/15/28(a)	290,360
419,000	4.750	04/15/28(a)	403,287
150,000	6.500	02/15/29(a)	139,875

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Wirelines – (continued)
Zayo Group Holdings, Inc.
$420,000	4.000%	03/01/27(a)	$398,475

			4,856,163

TOTAL CORPORATE OBLIGATIONS (Cost $129,589,893)			131,583,875

Foreign Corporate Debt – 8.2%

Aerospace & Defense – 0.6%
Bombardier, Inc. (Canada)
108,000	7.875	04/15/27(a)	108,472
122,000	7.000	06/01/32(a)	123,983
550,000	7.450	05/01/34(a)	577,500

			809,955

Banks – 0.3%
UniCredit SpA (Italy)
((5 Year USD Swap + 4.914%))
200,000	7.296	04/02/34(a)	212,461
((US 5 Year CMT T-Note + 4.750%))
225,000	5.459	06/30/35(a)	221,874

			434,335

Basic Industry – 0.7%
Mercer International, Inc. (Germany)
70,000	12.875	10/01/28(a)	76,563
170,000	5.125	02/01/29	154,700
Methanex Corp. (Canada)
100,000	5.650	12/01/44	87,375
NOVA Chemicals Corp. (Canada)
623,000	5.250	06/01/27(a)	622,221
104,000	9.000	02/15/30(a)	112,580

			1,053,439

Capital Goods – 0.1%
Wrangler Holdco Corp. (Canada)
150,000	6.625	04/01/32(a)	153,563

Communications – 0.6%
Altice Financing SA (Luxembourg)
400,000	5.750	08/15/29(a)	315,500
Virgin Media Secured Finance PLC (United Kingdom)
225,000	5.500	05/15/29(a)	215,530
200,000	4.500	08/15/30(a)	178,126
VZ Secured Financing BV (Netherlands)
240,000	5.000	01/15/32(a)	213,261

			922,417

Consumer Cyclical – 1.9%
1011778 BC ULC / New Red Finance, Inc. (Canada)
301,000	3.875	01/15/28(a)	289,336
154,000	4.375	01/15/28(a)	149,380
212,000	3.500	02/15/29(a)	198,485
517,000	4.000	10/15/30(a)	473,701
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC (Canada)
100,000	6.250	09/15/27(a)	99,750
214,000	4.875	02/15/30(a)	194,740

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Consumer Cyclical – (continued)
Garda World Security Corp. (Canada)
$397,000	4.625%	02/15/27(a)	$389,556
300,000	8.375	11/15/32(a)	309,375
Mattamy Group Corp. (Canada)
159,000	5.250	12/15/27(a)	156,416
190,000	4.625	03/01/30(a)	177,413
ZF North America Capital, Inc. (Germany)
150,000	6.750	04/23/30(a)	147,938
150,000	6.875	04/23/32(a)	144,937

			2,731,027

Energy – 0.3%
Baytex Energy Corp. (Canada)
393,000	8.500	04/30/30(a)	403,808

Financial Company – 0.2%
goeasy Ltd. (Canada)
190,000	9.250	12/01/28(a)	203,300

Internet & Data – 0.6%
Rakuten Group, Inc. (Japan)
250,000	11.250	02/15/27(a)	275,000
330,000	9.750	04/15/29(a)	363,825
((US 5 Year CMT T-Note + 4.578%))
300,000	5.125	12/31/99(a)	295,500

			934,325

Mining – 0.8%
First Quantum Minerals Ltd. (Zambia)
200,000	6.875	10/15/27(a)	202,500
275,000	9.375	03/01/29(a)	293,563
FMG Resources August 2006 Pty Ltd. (Australia)
320,000	4.375	04/01/31(a)	295,516
Hudbay Minerals, Inc. (Canada)
405,000	4.500	04/01/26(a)	401,456

			1,193,035

Natural Gas – 0.2%
Parkland Corp. (Canada)
347,000	4.625	05/01/30(a)	326,614

Software – 0.5%
Open Text Corp. (Canada)
544,000	3.875	02/15/28(a)	515,440
95,000	3.875	12/01/29(a)	87,519
Open Text Holdings, Inc. (Canada)
100,000	4.125	02/15/30(a)	92,750
100,000	4.125	12/01/31(a)	90,000

			785,709

Transportation – 0.3%
VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland)
165,000	7.875	05/01/27(a)	164,767
95,000	9.500	06/01/28(a)	95,557
184,000	6.375	02/01/30(a)	166,129

			426,453

Wireless – 0.8%
Altice France SA (France)
250,000	8.125	02/01/27(a)	224,688
400,000	5.125	07/15/29(a)	313,000

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Wireless – (continued)
Altice France SA (France) – (continued)
$400,000	5.500%	10/15/29(a)	$314,500
Connect Finco Sarl / Connect U.S. Finco LLC (United Kingdom)
300,000	9.000	09/15/29(a)	275,239

			1,127,427

Wirelines – 0.3%
Fibercop SpA (Italy)
200,000	7.721	06/04/38(a)	210,920
Telecom Italia Capital SA (Italy)
250,000	7.200	07/18/36	255,051

			465,971

TOTAL FOREIGN CORPORATE DEBT (Cost $11,961,115)			11,971,378

Shares	Dividend Rate		Value

Investment Company – 1.1%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,661,082	4.287%		1,661,082
(Cost $1,661,082)

TOTAL INVESTMENTS – 98.8% (Cost $143,212,090)			$145,216,335

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			1,775,059

NET ASSETS – 100.0%			$146,991,394

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Pay-in-kind securities.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.7%

U.S. Treasury Inflation Indexed Bonds
$3,666,912	0.125%	04/15/26	$3,630,308
4,161,962	0.125	07/15/26	4,127,234
4,579,456	0.125	10/15/26	4,529,410
4,456,574	0.375	01/15/27	4,399,137
5,177,603	0.125	04/15/27	5,060,277
8,155,291	0.375	07/15/27	8,029,420
8,334,702	1.625	10/15/27	8,449,946
12,419,912	0.500	01/15/28	12,149,512
8,769,737	0.750	07/15/28	8,634,262
2,035,009	3.875	04/15/29	2,233,111
4,140,733	0.250	07/15/29	3,952,446
8,364,731	0.125	01/15/30	7,835,619
9,836,521	0.125	07/15/30	9,174,677
8,744,412	0.125	07/15/31	7,996,716
9,004,634	0.125	01/15/32	8,112,519
8,948,445	0.625	07/15/32	8,322,322
5,947,170	1.375	07/15/33	5,791,949
3,900,509	1.750	01/15/34	3,892,641
5,126,727	2.125	02/15/40	5,230,679
8,926,501	0.750	02/15/42	7,268,396
4,484,485	0.875	02/15/47	3,478,746
3,458,128	1.000	02/15/48	2,724,390
2,838,277	1.000	02/15/49	2,217,114
3,438,452	0.250	02/15/50	2,161,673
3,784,424	0.125	02/15/52	2,217,008

TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $147,777,608)			141,619,512

Shares	Dividend Rate		Value

Investment Company – 0.2%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
326,234	4.287%		326,234
(Cost $326,234)

TOTAL INVESTMENTS – 99.9% (Cost $148,103,842)			$141,945,746

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			198,080

NET ASSETS – 100.0%			$142,143,826

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an affiliated issuer.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 82.5%

Aerospace & Defense – 1.3%
Boeing Co. (The)
$29,000	5.040%	05/01/27	$29,087
General Dynamics Corp.
12,000	1.150	06/01/26	11,540
Huntington Ingalls Industries, Inc.
15,000	3.483	12/01/27	14,512
RTX Corp.
29,000	5.750	01/15/29	30,263
Textron, Inc.
10,000	3.650	03/15/27	9,778

			95,180

Banks – 23.5%
American Express Co.
38,000	3.125	05/20/26	37,437
15,000	5.850	11/05/27	15,528
Bank of America Corp.
((SOFR + 1.290%))
59,000	5.080	01/20/27(a)	59,267
((SOFR + 0.960%))
24,000	1.734	07/22/27(a)	23,090
((SOFR + 1.580%))
24,000	4.376	04/27/28(a)	23,875
((SOFR + 1.630%))
22,000	5.202	04/25/29(a)	22,327
Bank of America Corp., GMTN
((TSFR3M + 1.632%))
29,000	3.593	07/21/28(a)	28,256
Bank of America Corp., MTN
((TSFR3M + 1.322%))
18,000	3.559	04/23/27(a)	17,780
((SOFR + 2.040%))
37,000	4.948	07/22/28(a)	37,194
((TSFR3M + 1.572%))
44,000	4.271	07/23/29(a)	43,397
((TSFR3M + 1.252%))
20,000	2.496	02/13/31(a)	17,934
Bank of America Corp., Series N
((SOFR + 0.910%))
13,000	1.658	03/11/27(a)	12,616
Bank of New York Mellon Corp. (The), MTN
50,000	3.400	01/29/28	48,742
((TSFR3M + 1.331%))
25,000	3.442	02/07/28(a)	24,515
Capital One Financial Corp.
((SOFR + 2.080%))
15,000	5.468	02/01/29(a)	15,288
((SOFR + 2.640%))
44,000	6.312	06/08/29(a)	45,860
((SOFR + 1.905%))
37,000	5.700	02/01/30(a)	37,988
Charles Schwab Corp. (The)
22,000	0.900	03/11/26	21,190
((SOFR + 1.878%))
22,000	6.196	11/17/29(a)	23,255
Citigroup, Inc.
74,000	3.400	05/01/26	73,034
((SOFR + 0.770%))
74,000	1.462	06/09/27(a)	71,129

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
((TSFR3M + 1.600%))
$29,000	3.980%	03/20/30(a)	$28,069
Citizens Financial Group, Inc.
37,000	2.850	07/27/26	36,091
Fifth Third Bancorp
15,000	2.550	05/05/27	14,380
Huntington Bancshares, Inc.
((SOFR + 2.020%))
29,000	6.208	08/21/29(a)	30,266
JPMorgan Chase & Co.
20,000	3.200	06/15/26	19,705
22,000	2.950	10/01/26	21,515
((SOFR + 0.885%))
18,000	1.578	04/22/27(a)	17,431
((SOFR + 1.170%))
18,000	2.947	02/24/28(a)	17,454
((SOFR + 1.560%))
35,000	4.323	04/26/28(a)	34,776
((SOFR + 1.990%))
29,000	4.851	07/25/28(a)	29,077
((SOFR + 1.015%))
22,000	2.069	06/01/29(a)	20,329
((TSFR3M + 1.522%))
15,000	4.203	07/23/29(a)	14,772
((SOFR + 1.450%))
59,000	5.299	07/24/29(a)	60,186
((SOFR + 1.570%))
37,000	6.087	10/23/29(a)	38,744
M&T Bank Corp.
((SOFR + 2.800%))
7,000	7.413	10/30/29(a)	7,591
Morgan Stanley
((SOFR + 1.295%))
15,000	5.050	01/28/27(a)	15,089
15,000	3.591	07/22/28(a)	14,620
((SOFR + 2.240%))
29,000	6.296	10/18/28(a)	30,078
Morgan Stanley, GMTN
15,000	3.875	01/27/26	14,909
((SOFR + 1.143%))
25,000	2.699	01/22/31(a)	22,630
Morgan Stanley, MTN
((SOFR + 1.590%))
74,000	5.164	04/20/29(a)	74,994
PNC Financial Services Group, Inc. (The)
((SOFR + 1.620%))
15,000	5.354	12/02/28(a)	15,274
((SOFR + 1.841%))
37,000	5.582	06/12/29(a)	38,087
Santander Holdings USA, Inc.
((SOFR + 1.249%))
15,000	2.490	01/06/28(a)	14,352
((SOFR + 2.356%))
15,000	6.499	03/09/29(a)	15,616
State Street Corp.
((SOFR + 1.484%))
22,000	5.684	11/21/29(a)	22,843

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Synchrony Financial
$15,000	3.950%	12/01/27	$14,616
Truist Financial Corp., MTN
((SOFR + 2.446%))
22,000	7.161	10/30/29(a)	23,724
((SOFR + 1.620%))
22,000	5.435	01/24/30(a)	22,428
U.S. Bancorp, MTN
((SOFR + 0.730%))
7,000	2.215	01/27/28(a)	6,700
((SOFR + 1.660%))
6,000	4.548	07/22/28(a)	5,990
U.S. Bancorp, Series X
15,000	3.150	04/27/27	14,618
US Bancorp
((SOFR + 2.020%))
22,000	5.775	06/12/29(a)	22,716
Wells Fargo & Co.
4,000	3.000	04/22/26	3,936
17,000	3.000	10/23/26	16,600
((SOFR + 1.790%))
37,000	6.303	10/23/29(a)	38,887
((SOFR + 1.500%))
37,000	5.198	01/23/30(a)	37,507
Wells Fargo & Co., MTN
((TSFR3M + 1.432%))
8,000	3.196	06/17/27(a)	7,866
((SOFR + 1.510%))
12,000	3.526	03/24/28(a)	11,744
((TSFR3M + 1.572%))
11,000	3.584	05/22/28(a)	10,742
((SOFR + 2.100%))
11,000	2.393	06/02/28(a)	10,448
((SOFR + 1.980%))
12,000	4.808	07/25/28(a)	12,023
((SOFR + 1.740%))
37,000	5.574	07/25/29(a)	37,971

			1,667,096

Basic Industry – 0.4%
Celanese U.S. Holdings LLC
7,000	6.580	07/15/29	7,291
Dow Chemical Co. (The)
5,000	7.375	11/01/29	5,555
Linde, Inc.
18,000	3.200	01/30/26	17,811

			30,657

Broadcasting – 0.4%
Discovery Communications LLC
15,000	3.950	03/20/28	14,456
Fox Corp.
15,000	4.709	01/25/29	14,958

			29,414

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Building Materials – 0.4%
Stanley Black & Decker, Inc.
$29,000	3.400%	03/01/26	$28,597

Capital Goods – 3.8%
Berry Global, Inc.
15,000	1.650	01/15/27	14,158
Caterpillar Financial Services Corp.
42,000	4.850	02/27/29	42,583
Jabil, Inc.
29,000	4.250	05/15/27	28,788
John Deere Capital Corp., MTN
15,000	4.750	01/20/28	15,211
15,000	1.500	03/06/28	13,848
29,000	4.850	06/11/29	29,453
Otis Worldwide Corp.
22,000	2.293	04/05/27	21,030
Republic Services, Inc.
7,000	2.900	07/01/26	6,870
Trane Technologies Financing Ltd.
29,000	3.500	03/21/26	28,739
Vontier Corp.
7,000	2.400	04/01/28	6,467
Waste Management, Inc.
15,000	7.000	07/15/28	16,164
Westinghouse Air Brake Technologies Corp.
15,000	4.700	09/15/28	14,984
WRKCo, Inc.
15,000	4.900	03/15/29	15,070
Xylem, Inc.
15,000	1.950	01/30/28	14,006

			267,371

Communications – 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
15,000	5.050	03/30/29	14,904
Comcast Corp.
29,000	5.350	11/15/27	29,702
29,000	3.550	05/01/28	28,216
TWDC Enterprises 18 Corp., MTN
6,000	1.850	07/30/26	5,806
Walt Disney Co. (The)
29,000	3.700	03/23/27	28,656

			107,284

Consumer Cyclical – 8.8%
Amazon.com, Inc.
11,000	4.550	12/01/27	11,112
44,000	3.450	04/13/29	42,769
American Honda Finance Corp.
15,000	5.650	11/15/28	15,502
American Honda Finance Corp., GMTN
15,000	3.500	02/15/28	14,591
Booking Holdings, Inc.
32,000	3.600	06/01/26	31,694
Dollar Tree, Inc.
22,000	4.200	05/15/28	21,620
DR Horton, Inc.
7,000	1.300	10/15/26	6,655

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Ford Motor Co.
$37,000	6.625%	10/01/28	$38,592
General Motors Co.
25,000	6.800	10/01/27	26,112
General Motors Financial Co., Inc.
15,000	1.250	01/08/26	14,567
15,000	2.700	08/20/27	14,275
22,000	3.850	01/05/28	21,418
31,000	5.550	07/15/29	31,493
Global Payments, Inc.
29,000	1.200	03/01/26	27,994
7,000	4.450	06/01/28	6,944
Home Depot, Inc. (The)
15,000	2.800	09/14/27	14,480
25,000	4.900	04/15/29	25,465
Lennar Corp.
15,000	4.750	11/29/27	15,041
Lowe’s Cos., Inc.
15,000	1.700	09/15/28	13,623
Marriott International, Inc.
22,000	4.875	05/15/29	22,159
McDonald’s Corp., MTN
29,000	3.500	03/01/27	28,500
Starbucks Corp.
12,000	2.000	03/12/27	11,430
15,000	3.500	03/01/28	14,620
Toyota Motor Credit Corp.
37,000	5.400	11/20/26	37,722
Toyota Motor Credit Corp., MTN
12,000	0.800	01/09/26	11,643
29,000	3.050	03/22/27	28,294
Visa, Inc.
29,000	0.750	08/15/27	26,728
37,000	2.750	09/15/27	35,667
Walmart, Inc.
18,000	1.050	09/17/26	17,160

			627,870

Consumer Noncyclical – 5.5%
Abbott Laboratories
15,000	1.150	01/30/28	13,824
AbbVie, Inc.
22,000	4.800	03/15/27	22,197
22,000	4.800	03/15/29	22,219
29,000	3.200	11/21/29	27,314
Altria Group, Inc.
29,000	4.800	02/14/29	29,094
Amgen, Inc.
45,000	3.000	02/22/29	42,414
Bristol-Myers Squibb Co.
37,000	4.900	02/22/29	37,549
Centene Corp.
15,000	4.250	12/15/27	14,588
Eli Lilly & Co.
18,000	3.100	05/15/27	17,609
Gilead Sciences, Inc.
20,000	4.800	11/15/29	20,273
Johnson & Johnson
22,000	2.900	01/15/28	21,293

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Merck & Co., Inc.
$12,000	0.750%	02/24/26	$11,593
Merck Sharp & Dohme Corp.
15,000	6.400	03/01/28	15,856
Pfizer, Inc.
47,000	3.450	03/15/29	45,404
Philip Morris International, Inc.
22,000	4.875	02/15/28	22,305
20,000	5.125	02/15/30	20,356
Utah Acquisition Sub, Inc.
6,000	3.950	06/15/26	5,925

			389,813

Consumer Products – 0.4%
Kenvue, Inc.
20,000	5.050	03/22/28	20,410
Procter & Gamble Co. (The)
6,000	1.900	02/01/27	5,757

			26,167

Distributors – 0.2%
PACCAR Financial Corp., MTN
15,000	4.600	01/31/29	15,142

Electric – 6.5%
Black Hills Corp.
15,000	5.950	03/15/28	15,548
Dominion Energy, Inc., Series A
13,000	1.450	04/15/26	12,561
DTE Energy Co.
15,000	4.875	06/01/28	15,119
Duke Energy Corp.
12,000	2.650	09/01/26	11,687
29,000	4.300	03/15/28	28,815
Entergy Corp.
15,000	1.900	06/15/28	13,754
Exelon Corp.
8,000	3.400	04/15/26	7,906
22,000	5.150	03/15/28	22,331
FirstEnergy Corp., Series B
15,000	3.900	07/15/27	14,721
National Rural Utilities Cooperative Finance Corp., GMTN
22,000	4.850	02/07/29	22,164
NextEra Energy Capital Holdings, Inc.
29,000	4.900	02/28/28	29,302
15,000	2.750	11/01/29	13,810
NiSource, Inc.
18,000	5.200	07/01/29	18,364
NSTAR Electric Co.
37,000	2.700	06/01/26	36,105
Pacific Gas and Electric Co.
21,000	3.300	03/15/27	20,290
15,000	5.450	06/15/27	15,117
Public Service Electric and Gas Co., MTN
22,000	3.650	09/01/28	21,428
San Diego Gas & Electric Co.
29,000	6.000	06/01/26	29,570

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Sempra
((US 5 Year CMT T-Note + 2.868%))
$7,000	4.125%	04/01/52(a)	$6,702
Southern California Edison Co.
11,000	5.850	11/01/27	11,206
23,000	5.150	06/01/29	23,194
Southern Co. (The)
12,000	3.250	07/01/26	11,841
14,000	5.500	03/15/29	14,448
Southwestern Electric Power Co., Series M
22,000	4.100	09/15/28	21,482
Virginia Electric and Power Co., Series A
27,000	2.875	07/15/29	25,199

			462,664

Electrical – 0.2%
Hubbell, Inc.
16,000	3.500	02/15/28	15,493

Energy – 5.1%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
11,000	3.337	12/15/27	10,709
Boardwalk Pipelines LP
29,000	4.450	07/15/27	28,873
BP Capital Markets America, Inc.
44,000	4.699	04/10/29	44,209
Chevron Corp.
26,000	1.995	05/11/27	24,807
Energy Transfer LP
29,000	5.550	02/15/28	29,657
Enterprise Products Operating LLC
29,000	3.125	07/31/29	27,351
Exxon Mobil Corp.
18,000	3.043	03/01/26	17,777
10,000	2.275	08/16/26	9,736
Hercules Capital, Inc.
15,000	3.375	01/20/27	14,493
Kinder Morgan, Inc.
15,000	5.000	02/01/29	15,132
MPLX LP
9,000	1.750	03/01/26	8,746
Occidental Petroleum Corp.
15,000	6.375	09/01/28	15,626
Sabine Pass Liquefaction LLC
23,000	5.000	03/15/27	23,188
Shell Finance U.S., Inc.
21,000	2.375	11/07/29	19,229
Targa Resources Corp.
15,000	6.150	03/01/29	15,706
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
29,000	6.500	07/15/27	29,292
Williams Cos., Inc. (The)
25,000	4.800	11/15/29	25,006

			359,537

Financial Company – 3.0%
Air Lease Corp.
27,000	3.625	04/01/27	26,502

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Financial Company – (continued)
Air Lease Corp. – (continued)
$15,000	3.625%	12/01/27	$14,611
Air Lease Corp., GMTN
29,000	3.750	06/01/26	28,683
Ally Financial, Inc.
11,000	7.100	11/15/27	11,593
Ares Capital Corp.
13,000	2.875	06/15/27	12,448
10,000	5.950	07/15/29	10,235
Bain Capital Specialty Finance, Inc.
15,000	2.950	03/10/26	14,670
15,000	2.550	10/13/26	14,379
Blackstone Private Credit Fund
15,000	4.000	01/15/29	14,332
Blue Owl Credit Income Corp.
8,000	7.750	01/15/29	8,611
FS KKR Capital Corp.
12,000	3.250	07/15/27	11,508
GATX Corp.
37,000	3.850	03/30/27	36,342
Golub Capital BDC, Inc.
7,000	6.000	07/15/29	7,143

			211,057

Food and Beverage – 2.1%
Coca-Cola Co. (The)
37,000	1.500	03/05/28	34,145
Coca-Cola Consolidated, Inc.
29,000	5.250	06/01/29	29,673
Keurig Dr Pepper, Inc.
22,000	3.950	04/15/29	21,426
McCormick & Co., Inc.
12,000	0.900	02/15/26	11,593
PepsiCo, Inc.
8,000	2.850	02/24/26	7,886
29,000	2.625	07/29/29	27,023
The Campbell’s Company
15,000	4.150	03/15/28	14,815

			146,561

Healthcare – 2.3%
Cigna Group (The)
37,000	1.250	03/15/26	35,778
CVS Health Corp.
10,000	3.000	08/15/26	9,782
37,000	4.300	03/25/28	36,403
HCA, Inc.
12,000	4.500	02/15/27	11,966
29,000	5.875	02/01/29	29,826
UnitedHealth Group, Inc.
12,000	3.375	04/15/27	11,754
29,000	5.250	02/15/28	29,611

			165,120

Insurance – 2.0%
Berkshire Hathaway Finance Corp.
29,000	2.300	03/15/27	27,974
Horace Mann Educators Corp.
22,000	7.250	09/15/28	23,738

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Lincoln National Corp.
$22,000	3.800%	03/01/28	$21,469
Loews Corp.
37,000	3.750	04/01/26	36,750
Prudential Financial, Inc.
((3M USD LIBOR + 2.665%))
15,000	5.700	09/15/48(a)	15,158
Radian Group, Inc.
15,000	4.875	03/15/27	15,026

			140,115

Lodging – 0.1%
Las Vegas Sands Corp.
7,000	3.500	08/18/26	6,847

Media Non Cable – 0.6%
Netflix, Inc.
12,000	4.375	11/15/26	12,075
7,000	6.375	05/15/29	7,490
Warnermedia Holdings, Inc.
22,000	4.054	03/15/29	20,933

			40,498

Mining – 0.1%
Freeport-McMoRan, Inc.
7,000	4.125	03/01/28	6,862

Pharmaceuticals – 0.1%
Viatris, Inc.
12,000	2.300	06/22/27	11,317

Publishing – 0.2%
S&P Global, Inc.
15,000	2.700	03/01/29	14,017

REITs and Real Estate – 2.6%
AvalonBay Communities, Inc., MTN
15,000	3.200	01/15/28	14,507
Boston Properties LP
15,000	4.500	12/01/28	14,731
7,000	3.400	06/21/29	6,536
Brixmor Operating Partnership LP
15,000	3.900	03/15/27	14,757
Digital Realty Trust LP
22,000	3.600	07/01/29	21,081
EPR Properties
6,000	4.500	06/01/27	5,928
Equinix, Inc.
17,000	1.800	07/15/27	15,935
GLP Capital LP / GLP Financing II, Inc.
7,000	5.375	04/15/26	7,029
Realty Income Corp.
29,000	3.250	06/15/29	27,454
Simon Property Group LP
12,000	3.300	01/15/26	11,876
7,000	2.450	09/13/29	6,402
Ventas Realty LP
15,000	4.400	01/15/29	14,827
Welltower OP LLC
22,000	4.125	03/15/29	21,593

			182,656

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Revenue – 0.1%
SSM Health Care Corp.
$7,000	4.894%	06/01/28	$7,061

Software – 0.9%
Oracle Corp.
26,000	1.650	03/25/26	25,211
37,000	3.250	11/15/27	35,772

			60,983

Technology – 5.7%
Apple, Inc.
24,000	3.350	02/09/27	23,679
37,000	4.000	05/10/28	36,899
30,000	2.200	09/11/29	27,425
Broadcom Corp. / Broadcom Cayman Finance Ltd.
13,000	3.875	01/15/27	12,859
Broadcom, Inc.
22,000	4.750	04/15/29	22,075
18,000	5.050	07/12/29	18,252
15,000	4.350	02/15/30	14,726
Cisco Systems, Inc.
26,000	4.800	02/26/27	26,273
Dell International LLC / EMC Corp.
26,000	5.250	02/01/28	26,556
18,000	5.300	10/01/29	18,350
Fiserv, Inc.
18,000	3.200	07/01/26	17,684
15,000	3.500	07/01/29	14,253
Hewlett Packard Enterprise Co.
18,000	4.550	10/15/29	17,902
Intel Corp.
29,000	4.875	02/10/28	29,147
15,000	5.125	02/10/30	15,115
International Business Machines Corp.
34,000	6.220	08/01/27	35,441
Intuit, Inc.
12,000	1.350	07/15/27	11,205
Keysight Technologies, Inc.
6,000	4.600	04/06/27	5,998
Microsoft Corp.
23,000	3.300	02/06/27	22,669
TD SYNNEX Corp.
7,000	2.375	08/09/28	6,456

			402,964

Transportation – 1.4%
CSX Corp.
13,000	3.250	06/01/27	12,675
Ryder System, Inc., MTN
4,000	1.750	09/01/26	3,834
6,000	2.900	12/01/26	5,821
15,000	5.650	03/01/28	15,435
Southwest Airlines Co.
20,000	2.625	02/10/30	17,926
Union Pacific Railroad Co. Pass-Through Trust, Series 14-1
26,896	3.227	05/14/26	26,393
United Airlines, Inc. Pass-Through Trust, Series 2013-1, Class A
11,483	4.300	08/15/25	11,443

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Transportation – (continued)
United Airlines, Inc. Pass-Through Trust, Series 2020-1, Class A
$7,672	5.875%	10/15/27	$7,813

			101,340

Water – 0.2%
American Water Capital Corp.
15,000	3.750	09/01/28	14,597

Wireless – 3.1%
American Tower Corp.
10,000	3.375	10/15/26	9,822
29,000	5.500	03/15/28	29,670
AT&T, Inc.
21,000	1.700	03/25/26	20,392
7,000	1.650	02/01/28	6,466
15,000	4.350	03/01/29	14,848
Crown Castle, Inc.
26,000	5.000	01/11/28	26,240
T-Mobile USA, Inc.
12,000	3.750	04/15/27	11,824
52,000	2.050	02/15/28	48,479
Verizon Communications, Inc.
18,000	2.100	03/22/28	16,759
37,000	4.329	09/21/28	36,682

			221,182

TOTAL CORPORATE OBLIGATIONS (Cost $5,800,327)			5,855,462

Foreign Corporate Debt – 15.8%

Banks – 11.5%
Bank of Montreal (Canada)
22,000	5.203	02/01/28	22,372
18,000	5.717	09/25/28	18,609
Bank of Nova Scotia (The) (Canada)
13,000	1.050	03/02/26	12,583
13,000	2.700	08/03/26	12,699
37,000	2.951	03/11/27	35,939
Canadian Imperial Bank of Commerce (Canada)
29,000	5.001	04/28/28	29,349
Deutsche Bank AG (Germany)
150,000	5.414	05/10/29	153,548
HSBC Holdings PLC (United Kingdom)
((SOFR + 1.970%))
200,000	6.161	03/09/29(a)	207,510
Mitsubishi UFJ Financial Group, Inc. (Japan)
15,000	3.287	07/25/27	14,643
44,000	3.741	03/07/29	42,732
Royal Bank of Canada (Canada)
23,000	3.625	05/04/27	22,636
Royal Bank of Canada, GMTN (Canada)
29,000	1.150	07/14/26	27,829
15,000	4.240	08/03/27	14,936
Sumitomo Mitsui Financial Group, Inc. (Japan)
15,000	3.446	01/11/27	14,732
22,000	3.352	10/18/27	21,365
37,000	3.544	01/17/28	36,075
15,000	3.944	07/19/28	14,741
Toronto-Dominion Bank (The), MTN (Canada)
74,000	1.200	06/03/26	71,124

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Westpac Banking Corp. (Australia)
$22,000	5.050%	04/16/29	$22,559
Westpac Banking Corp., GMTN (Australia)
((USISOA05 + 2.236%))
22,000	4.322	11/23/31(a)	21,792

			817,773

Consumer Cyclical – 0.3%
Toyota Motor Corp. (Japan)
21,000	1.339	03/25/26	20,342

Consumer Noncyclical – 1.0%
Astrazeneca Finance LLC (United Kingdom)
40,000	4.850	02/26/29	40,519
BAT International Finance PLC (United Kingdom)
26,000	5.931	02/02/29	27,179

			67,698

Energy – 0.3%
Enbridge, Inc. (Canada)
((TSFR3M + 3.903%))
12,000	6.250	03/01/78(a)	11,985
Transcanada Trust (Canada)
((3M USD LIBOR + 3.208%))
7,000	5.300	03/15/77(a)	6,894
			18,879

Financial Company – 0.8%
Brookfield Finance, Inc. (Canada)
37,000	3.900	01/25/28	36,380
ORIX Corp. (Japan)
22,000	5.000	09/13/27	22,227

			58,607

Food and Beverage – 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
37,000	4.750	01/23/29	37,343

Forest Products & Paper – 0.2%
Suzano Austria GmbH (Brazil)
13,000	2.500	09/15/28	11,899

Insurance – 0.6%
Manulife Financial Corp. (Canada)
44,000	2.484	05/19/27	42,218

Metals – 0.2%
ArcelorMittal SA (Luxembourg)
15,000	4.250	07/16/29	14,749

Technology – 0.4%
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
29,000	3.875	06/18/26	28,779

TOTAL FOREIGN CORPORATE DEBT (Cost $1,099,133)			1,118,287

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND ETF

Shares	Dividend Rate	Value

Investment Company – 0.0%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
16	4.287%	$16
(Cost $16)

TOTAL INVESTMENTS – 98.3% (Cost $6,899,476)		$6,973,765

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		121,193

NET ASSETS – 100.0%		$7,094,958

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2025.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
TSFR	—Term Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 81.9%

Aerospace & Defense – 1.7%
General Dynamics Corp.
$520,000	3.500%	04/01/27	$511,112
400,000	3.750	05/15/28	392,273
250,000	4.250	04/01/40	225,423
384,000	4.250	04/01/50	325,121
L3Harris Technologies, Inc.
665,000	4.400	06/15/28	660,000
Leidos, Inc.
300,000	4.375	05/15/30	291,369
505,000	2.300	02/15/31	435,869
300,000	5.750	03/15/33	308,443
Lockheed Martin Corp.
250,000	5.100	11/15/27	254,989
535,000	5.250	01/15/33	548,237
1,350,000	4.750	02/15/34	1,334,630
193,000	4.070	12/15/42	165,187
260,000	3.800	03/01/45	210,842
100,000	4.700	05/15/46	91,489
600,000	2.800	06/15/50	388,786
168,000	4.090	09/15/52	137,043
220,000	4.150	06/15/53	180,285
200,000	5.700	11/15/54	209,003
148,000	5.900	11/15/63	157,742
Northrop Grumman Corp.
1,420,000	4.030	10/15/47	1,148,390
300,000	5.250	05/01/50	287,882
400,000	5.200	06/01/54	381,452
RTX Corp.
330,000	5.750	11/08/26	336,496
1,000,000	3.125	05/04/27	970,707
1,424,000	6.000	03/15/31	1,507,901
1,000,000	6.100	03/15/34	1,075,168
520,000	4.500	06/01/42	464,870
856,000	4.150	05/15/45	714,987
400,000	3.750	11/01/46	311,786
540,000	4.625	11/16/48	475,465
490,000	2.820	09/01/51	308,781

			14,811,728

Agriculture – 0.3%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl
250,000	2.500	01/15/27	240,456
100,000	3.000	05/15/32	86,290
146,000	5.750	04/01/33	149,063
700,000	6.750	03/15/34	756,203
960,000	4.375	02/02/52	761,801
530,000	6.500	12/01/52	562,843
350,000	7.250	11/15/53	406,659

			2,963,315

Banks – 16.6%
American Express Co.
660,000	4.900	02/13/26	662,477
470,000	3.125	05/20/26	463,033
220,000	1.650	11/04/26	210,164
300,000	3.300	05/03/27	293,211
200,000	5.850	11/05/27	207,043
600,000	4.050	05/03/29	591,035
200,000	4.050	12/03/42	172,246

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	((SOFR + 0.970%))
$200,000	5.389%	07/28/27(a)	$202,303
	((SOFR + 0.930%))
2,100,000	5.043	07/26/28(a)	2,122,720
	((SOFRINDX + 1.280%))
1,000,000	5.282	07/27/29(a)	1,022,009
	((SOFR + 1.940%))
250,000	6.489	10/30/31(a)	270,388
	((SOFR + 2.255%))
192,000	4.989	05/26/33(a)	190,783
Bank of America Corp.
	((SOFR + 0.960%))
1,729,000	1.734	07/22/27(a)	1,663,429
	((SOFR + 1.340%))
590,000	5.933	09/15/27(a)	601,618
	((TSFR3M + 1.774%))
420,000	3.705	04/24/28(a)	411,910
	((SOFR + 1.990%))
484,000	6.204	11/10/28(a)	504,279
	((TSFR3M + 1.302%))
1,148,000	3.419	12/20/28(a)	1,110,196
	((SOFR + 1.570%))
290,000	5.819	09/15/29(a)	300,340
	((SOFR + 2.150%))
519,000	2.592	04/29/31(a)	466,260
	((SOFR + 1.320%))
1,170,000	2.687	04/22/32(a)	1,031,550
	((SOFR + 1.220%))
882,000	2.299	07/21/32(a)	755,331
	((SOFR + 1.210%))
700,000	2.572	10/20/32(a)	603,781
	((SOFR + 1.910%))
1,410,000	5.288	04/25/34(a)	1,425,262
	((SOFR + 1.840%))
2,120,000	5.872	09/15/34(a)	2,222,922
	((US 5 Year CMT T-Note + 1.200%))
334,000	2.482	09/21/36(a)	279,778
795,000	6.110	01/29/37	834,466
370,000	7.750	05/14/38	442,863
	((US 5 Year CMT T-Note + 2.000%))
100,000	3.846	03/08/37(a)	90,467
	((TSFR3M + 2.076%))
418,000	4.244	04/24/38(a)	381,828
	((SOFR + 1.580%))
551,000	3.311	04/22/42(a)	426,432
	((TSFR3M + 1.452%))
190,000	3.946	01/23/49(a)	152,520
Bank of America Corp., GMTN
170,000	3.500	04/19/26	168,336
	((TSFR3M + 1.632%))
993,000	3.593	07/21/28(a)	967,518
Bank of America Corp., MTN
101,000	4.450	03/03/26	100,514
423,000	4.250	10/22/26	421,095
227,000	3.248	10/21/27	220,075
96,000	5.875	02/07/42	102,308

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp., MTN – (continued)
$144,000	5.000%	01/21/44	$138,241
	((TSFR3M + 1.322%))
710,000	3.559	04/23/27(a)	701,334
	((TSFR3M + 1.837%))
628,000	3.824	01/20/28(a)	619,733
	((SOFR + 1.050%))
490,000	2.551	02/04/28(a)	471,457
	((SOFR + 2.040%))
1,146,000	4.948	07/22/28(a)	1,152,013
	((TSFR3M + 1.332%))
150,000	3.970	03/05/29(a)	146,799
	((SOFR + 1.060%))
680,000	2.087	06/14/29(a)	627,109
	((TSFR3M + 1.572%))
1,445,000	4.271	07/23/29(a)	1,425,185
	((TSFR3M + 1.472%))
644,000	3.974	02/07/30(a)	626,346
	((TSFR3M + 1.442%))
420,000	3.194	07/23/30(a)	392,472
	((TSFR3M + 1.452%))
281,000	2.884	10/22/30(a)	258,376
	((TSFR3M + 1.252%))
525,000	2.496	02/13/31(a)	470,766
	((SOFR + 1.530%))
930,000	1.898	07/23/31(a)	801,061
	((SOFR + 1.370%))
1,190,000	1.922	10/24/31(a)	1,014,657
	((SOFR + 1.330%))
622,000	2.972	02/04/33(a)	547,197
	((TSFR3M + 1.582%))
208,000	4.078	04/23/40(a)	182,571
	((SOFR + 1.930%))
1,039,000	2.676	06/19/41(a)	749,541
	((TSFR3M + 2.252%))
354,000	4.443	01/20/48(a)	308,510
	((TSFR3M + 1.782%))
477,000	4.330	03/15/50(a)	405,606
Bank of America Corp., Series L
421,000	4.183	11/25/27	416,396
Bank of America Corp., Series N
	((SOFR + 1.220%))
500,000	2.651	03/11/32(a)	441,480
Bank of America NA
500,000	6.000	10/15/36	528,474
Bank of New York Mellon Corp. (The)
	((SOFR + 1.026%))
500,000	4.947	04/26/27(a)	503,282
Bank of New York Mellon Corp. (The), MTN
50,000	2.800	05/04/26	49,106
1,000,000	2.050	01/26/27	960,804
290,000	3.250	05/16/27	283,303
636,000	3.400	01/29/28	620,004
372,000	3.850	04/28/28	367,041
144,000	3.300	08/23/29	135,840
	((TSFR3M + 1.331%))
1,087,000	3.442	02/07/28(a)	1,065,905

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	((SOFR + 1.845%))
$810,000	6.474%	10/25/34(a)	$892,919
Capital One Financial Corp.
402,000	3.750	03/09/27	394,735
260,000	3.650	05/11/27	254,698
434,000	3.800	01/31/28	424,437
	((SOFR + 0.855%))
200,000	1.878	11/02/27(a)	191,104
	((SOFR + 2.057%))
226,000	4.927	05/10/28(a)	227,132
	((SOFR + 2.080%))
200,000	5.468	02/01/29(a)	203,836
	((SOFR + 2.640%))
1,000,000	6.312	06/08/29(a)	1,042,270
	((SOFR + 1.337%))
180,000	2.359	07/29/32(a)	150,181
	((SOFR + 2.370%))
978,000	5.268	05/10/33(a)	975,499
	((SOFR + 2.600%))
1,000,000	5.817	02/01/34(a)	1,023,864
	((SOFR + 2.860%))
500,000	6.377	06/08/34(a)	530,810
Charles Schwab Corp. (The)
1,600,000	0.900	03/11/26	1,541,045
1,990,000	1.150	05/13/26	1,913,175
750,000	5.875	08/24/26	763,511
750,000	2.000	03/20/28	696,885
	((SOFR + 2.210%))
240,000	5.643	05/19/29(a)	247,269
	((SOFR + 2.500%))
290,000	5.853	05/19/34(a)	303,959
Citibank NA
250,000	5.803	09/29/28	260,305
2,000,000	5.570	04/30/34	2,074,028
Citigroup, Inc.
750,000	3.700	01/12/26	744,491
750,000	3.400	05/01/26	740,211
605,000	4.125	07/25/28	595,675
110,000	8.125	07/15/39	138,367
1,065,000	5.300	05/06/44	1,029,387
600,000	4.650	07/30/45	538,385
100,000	4.750	05/18/46	88,083
	((SOFR + 0.765%))
1,500,000	1.122	01/28/27(a)	1,452,601
	((SOFR + 0.770%))
100,000	1.462	06/09/27(a)	96,121
	((TSFR3M + 1.454%))
1,150,000	4.075	04/23/29(a)	1,129,749
	((SOFR + 1.364%))
500,000	5.174	02/13/30(a)	506,346
	((TSFR3M + 1.600%))
740,000	3.980	03/20/30(a)	716,229
	((SOFR + 1.422%))
100,000	2.976	11/05/30(a)	92,045
	((SOFR + 2.107%))
200,000	2.572	06/03/31(a)	178,378
	((SOFR + 1.177%))
100,000	2.520	11/03/32(a)	85,903

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	((SOFR + 1.939%))
$1,700,000	3.785%	03/17/33(a)	$1,565,111
	((SOFR + 2.086%))
700,000	4.910	05/24/33(a)	689,310
	((SOFR + 2.338%))
500,000	6.270	11/17/33(a)	534,271
	((SOFR + 2.661%))
1,250,000	6.174	05/25/34(a)	1,292,482
	((SOFR + 2.056%))
500,000	5.827	02/13/35(a)	505,013
	((SOFR + 1.447%))
1,490,000	5.449	06/11/35(a)	1,510,523
	((TSFR3M + 1.430%))
100,000	3.878	01/24/39(a)	85,818
	((SOFR + 4.548%))
840,000	5.316	03/26/41(a)	827,691
	((SOFR + 1.379%))
450,000	2.904	11/03/42(a)	324,299
Citizens Bank NA
	((SOFR + 2.000%))
1,155,000	4.575	08/09/28(a)	1,151,871
Citizens Financial Group, Inc.
92,000	3.250	04/30/30	84,649
Discover Bank
650,000	4.650	09/13/28	645,884
Discover Financial Services
100,000	4.100	02/09/27	98,691
1,640,000	6.700	11/29/32	1,783,230
Fifth Third Bancorp
456,000	2.550	05/05/27	437,138
190,000	8.250	03/01/38	232,346
	((SOFRINDX + 2.192%))
300,000	6.361	10/27/28(a)	312,428
	((SOFRINDX + 2.127%))
1,100,000	4.772	07/28/30(a)	1,096,020
Fifth Third Bank, Inc.
560,000	3.850	03/15/26	554,604
Huntington Bancshares, Inc.
	((SOFR + 2.020%))
490,000	6.208	08/21/29(a)	511,398
100,000	2.550	02/04/30	89,928
JPMorgan Chase & Co.
340,000	3.300	04/01/26	336,232
KeyBank NA
640,000	4.900	08/08/32	619,731
KeyCorp
	((SOFRINDX + 2.420%))
850,000	6.401	03/06/35(a)	906,978
KeyCorp, MTN
100,000	4.100	04/30/28	98,036
690,000	2.550	10/01/29	623,394
M&T Bank Corp.
	((SOFR + 2.800%))
650,000	7.413	10/30/29(a)	704,918
Manufacturers & Traders Trust Co.
1,610,000	4.700	01/27/28	1,617,610
Morgan Stanley
250,000	3.950	04/23/27	246,974

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Morgan Stanley – (continued)
$600,000	3.591%	07/22/28(a)	$584,790
645,000	3.971	07/22/38(a)	564,753
314,000	6.375	07/24/42	348,213
360,000	4.300	01/27/45	310,040
	((SOFR + 1.610%))
400,000	4.210	04/20/28(a)	396,535
	((SOFR + 1.290%))
3,780,000	2.943	01/21/33(a)	3,309,125
	((SOFR + 1.730%))
1,000,000	5.466	01/18/35(a)	1,015,072
	((SOFR + 1.360%))
533,000	2.484	09/16/36(a)	445,200
	((SOFR + 2.620%))
1,480,000	5.297	04/20/37(a)	1,467,128
	((US 5 Year CMT T-Note + 2.430%))
100,000	5.948	01/19/38(a)	102,787
	((TSFR3M + 1.693%))
1,105,000	4.457	04/22/39(a)	1,023,370
	((SOFR + 1.485%))
238,000	3.217	04/22/42(a)	181,969
Morgan Stanley, GMTN
340,000	3.875	01/27/26	337,927
140,000	4.350	09/08/26	139,598
	((TSFR3M + 1.402%))
410,000	3.772	01/24/29(a)	399,755
	((SOFR + 1.143%))
650,000	2.699	01/22/31(a)	588,377
	((SOFR + 4.840%))
50,000	5.597	03/24/51(a)	50,731
Morgan Stanley, MTN
	((SOFR + 1.590%))
1,120,000	5.164	04/20/29(a)	1,135,036
	((SOFR + 1.034%))
1,965,000	1.794	02/13/32(a)	1,648,872
	((SOFR + 1.870%))
200,000	5.250	04/21/34(a)	201,364
	((SOFR + 1.880%))
1,700,000	5.424	07/21/34(a)	1,732,274
815,000	4.375	01/22/47	700,584
	((SOFR + 1.430%))
1,920,000	2.802	01/25/52(a)	1,222,953
Morgan Stanley Bank NA
250,000	4.754	04/21/26	251,022
250,000	5.882	10/30/26	255,567
	((SOFR + 0.680%))
1,750,000	4.447	10/15/27(a)	1,744,948
Northern Trust Corp.
1,750,000	1.950	05/01/30	1,541,937
PNC Bank NA
1,580,000	4.050	07/26/28	1,549,657
500,000	2.700	10/22/29	458,131
PNC Financial Services Group, Inc. (The)
1,150,000	2.600	07/23/26	1,120,864
1,320,000	3.450	04/23/29	1,263,423
	(SOFRINDX + 1.085%)
100,000	4.758	01/26/27(a)	100,183

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	((SOFR + 1.841%))
$1,300,000	5.582%	06/12/29(a)	$1,338,195
	((SOFR + 1.198%))
850,000	5.492	05/14/30(a)	872,477
	((SOFRINDX + 2.140%))
250,000	6.037	10/28/33(a)	264,537
	((SOFR + 2.284%))
500,000	6.875	10/20/34(a)	557,395
Santander Holdings USA, Inc.
920,000	3.244	10/05/26	898,798
	((SOFR + 1.249%))
444,000	2.490	01/06/28(a)	424,833
	((SOFR + 2.356%))
223,000	6.499	03/09/29(a)	232,156
State Street Corp.
	((SOFR + 1.018%))
300,000	4.530	02/20/29(a)	300,229
600,000	2.400	01/24/30	546,657
125,000	2.200	03/03/31	108,891
Synchrony Financial
724,000	3.950	12/01/27	705,487
	((SOFRINDX + 2.130%))
220,000	5.935	08/02/30(a)	224,733
Truist Bank
350,000	3.800	10/30/26	345,598
Truist Financial Corp., MTN
	((SOFR + 2.050%))
570,000	6.047	06/08/27(a)	580,330
	((SOFR + 1.368%))
200,000	4.123	06/06/28(a)	198,006
	((SOFR + 1.435%))
1,114,000	4.873	01/26/29(a)	1,119,526
	((SOFR + 0.862%))
490,000	1.887	06/07/29(a)	447,677
	((SOFR + 1.620%))
1,000,000	5.435	01/24/30(a)	1,019,437
	((SOFR + 2.240%))
1,166,000	4.916	07/28/33(a)	1,125,672
	((SOFR + 1.922%))
330,000	5.711	01/24/35(a)	340,258
U.S. Bancorp
	((SOFR + 1.880%))
490,000	6.787	10/26/27(a)	506,988
	((SOFR + 2.090%))
1,350,000	5.850	10/21/33(a)	1,405,411
	((US 5 Year CMT T-Note + 0.950%))
300,000	2.491	11/03/36(a)	250,360
U.S. Bancorp, MTN
376,000	3.100	04/27/26	370,257
755,000	3.900	04/26/28	740,722
1,337,000	3.000	07/30/29	1,243,981
300,000	1.375	07/22/30	253,036
	((SOFR + 0.730%))
300,000	2.215	01/27/28(a)	287,133
	((SOFR + 1.660%))
390,000	4.548	07/22/28(a)	389,359

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	((SOFR + 1.020%))
$950,000	2.677%	01/27/33(a)	$818,242
U.S. Bancorp, Series V
100,000	2.375	07/22/26	97,343
U.S. Bancorp, Series X
535,000	3.150	04/27/27	521,373
Wachovia Corp.
250,000	5.500	08/01/35	255,425
Wells Fargo & Co.
815,000	3.000	04/22/26	801,972
64,000	3.000	10/23/26	62,492
550,000	5.375	11/02/43	529,626
250,000	5.606	01/15/44	247,066
899,000	3.900	05/01/45	725,692
	((SOFR + 2.060%))
1,345,000	6.491	10/23/34(a)	1,460,547
	((SOFR + 2.530%))
1,119,000	3.068	04/30/41(a)	848,241
Wells Fargo & Co., GMTN
274,000	4.300	07/22/27	272,747
404,000	4.900	11/17/45	363,418
Wells Fargo & Co., MTN
216,000	4.100	06/03/26	214,705
293,000	4.400	06/14/46	244,562
400,000	4.750	12/07/46	348,664
	((TSFR3M + 1.432%))
320,000	3.196	06/17/27(a)	314,629
976,000	2.879	10/30/30(a)	897,106
	((SOFR + 1.510%))
50,000	3.526	03/24/28(a)	48,936
	((SOFR + 1.070%))
475,000	5.707	04/22/28(a)	484,771
	((TSFR3M + 1.572%))
168,000	3.584	05/22/28(a)	164,068
	((SOFR + 2.100%))
955,000	2.393	06/02/28(a)	907,049
900,000	4.897	07/25/33(a)	887,899
	((SOFR + 1.980%))
500,000	4.808	07/25/28(a)	500,955
	((SOFR + 1.740%))
1,625,000	5.574	07/25/29(a)	1,667,634
	((TSFR3M + 1.262%))
900,000	2.572	02/11/31(a)	809,295
	((TSFR3M + 4.032%))
200,000	4.478	04/04/31(a)	197,077
	((SOFR + 1.500%))
750,000	3.350	03/02/33(a)	673,892
	((SOFR + 1.990%))
1,215,000	5.557	07/25/34(a)	1,240,990
	((TSFR3M + 4.502%))
1,192,000	5.013	04/04/51(a)	1,106,708
	((SOFR + 2.130%))
830,000	4.611	04/25/53(a)	720,545
Wells Fargo Bank NA
460,000	5.450	08/07/26	466,587
280,000	5.850	02/01/37	291,832
690,000	6.600	01/15/38	767,164

			143,482,886

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Basic Industry – 1.2%
Air Products and Chemicals, Inc.
$154,000	2.700%	05/15/40	$114,058
Celanese U.S. Holdings LLC
200,000	6.415	07/15/27	204,941
600,000	6.600	11/15/28	623,481
100,000	6.800	11/15/30	105,815
500,000	6.950	11/15/33	537,367
Dow Chemical Co. (The)
568,000	7.375	11/01/29	631,078
200,000	4.375	11/15/42	168,306
390,000	5.550	11/30/48	374,777
200,000	3.600	11/15/50	140,609
DuPont de Nemours, Inc.
370,000	5.319	11/15/38	384,862
150,000	5.419	11/15/48	155,982
LYB International Finance BV
970,000	5.250	07/15/43	901,807
532,000	4.875	03/15/44	469,594
LYB International Finance III LLC
700,000	5.500	03/01/34	700,895
240,000	4.200	10/15/49	185,105
263,000	4.200	05/01/50	202,543
90,000	3.625	04/01/51	62,740
LyondellBasell Industries NV
200,000	4.625	02/26/55	163,198
Sherwin-Williams Co. (The)
2,788,000	3.450	06/01/27	2,727,478
1,000,000	2.950	08/15/29	931,642
300,000	4.500	06/01/47	259,934
Weyerhaeuser Co.
92,000	4.000	11/15/29	88,994
100,000	4.000	04/15/30	96,208

			10,231,414

Broadcasting – 0.5%
Discovery Communications LLC
2,800,000	4.125	05/15/29	2,655,140
Fox Corp.
1,500,000	6.500	10/13/33	1,611,178

			4,266,318

Brokerage – 0.9%
Blackrock, Inc.
580,000	3.250	04/30/29	555,002
210,000	2.400	04/30/30	189,787
200,000	1.900	01/28/31	172,771
150,000	2.100	02/25/32	126,549
1,650,000	4.750	05/25/33	1,649,243
Intercontinental Exchange, Inc.
400,000	1.850	09/15/32	324,178
2,280,000	5.200	06/15/62	2,182,834
Jefferies Financial Group, Inc.
200,000	5.875	07/21/28	206,696
365,000	4.150	01/23/30	352,879
244,000	2.625	10/15/31	210,310
1,650,000	6.200	04/14/34	1,720,335
Nasdaq, Inc.
340,000	5.550	02/15/34	353,069

			8,043,653

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – 2.6%
3M Co.
$600,000	3.250%	08/26/49	$422,272
3M Co., MTN
200,000	4.000	09/14/48	162,108
Amphenol Corp.
1,250,000	2.200	09/15/31	1,071,089
Berry Global, Inc.
150,000	5.800	06/15/31	155,788
Carrier Global Corp.
1,610,000	2.722	02/15/30	1,466,939
Caterpillar Financial Services Corp., MTN
200,000	4.350	05/15/26	200,183
Caterpillar, Inc.
40,000	2.600	04/09/30	36,663
80,000	5.200	05/27/41	80,532
388,000	3.803	08/15/42	325,355
246,000	3.250	09/19/49	175,995
Cummins, Inc.
950,000	5.150	02/20/34	970,787
Deere & Co.
504,000	3.900	06/09/42	432,305
190,000	3.750	04/15/50	150,670
Eaton Corp.
511,000	4.150	03/15/33	489,340
General Electric Co., MTN
85,000	6.750	03/15/32	94,899
670,000	5.875	01/14/38	718,817
Honeywell International, Inc.
763,000	2.500	11/01/26	740,439
80,000	2.700	08/15/29	74,346
450,000	4.700	02/01/30	452,001
640,000	1.750	09/01/31	536,528
300,000	5.000	02/15/33	302,772
200,000	4.500	01/15/34	193,761
200,000	5.250	03/01/54	193,473
Illinois Tool Works, Inc.
121,000	2.650	11/15/26	118,029
880,000	3.900	09/01/42	744,405
John Deere Capital Corp., MTN
250,000	0.700	01/15/26	242,638
1,400,000	4.750	01/20/28	1,419,711
100,000	4.700	06/10/30	100,954
500,000	4.900	03/07/31	508,251
John Deere Capital Corp., Series I
540,000	5.150	09/08/33	553,962
Otis Worldwide Corp.
522,000	2.565	02/15/30	471,888
Parker-Hannifin Corp.
250,000	4.250	09/15/27	248,695
660,000	3.250	06/14/29	625,322
200,000	4.500	09/15/29	199,266
Regal Rexnord Corp.
830,000	6.050	02/15/26	836,549
350,000	6.050	04/15/28	358,186
1,140,000	6.400	04/15/33	1,183,801
Republic Services, Inc.
390,000	3.950	05/15/28	383,583
846,000	4.875	04/01/29	855,723

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Republic Services, Inc. – (continued)
$500,000	5.000%	04/01/34	$501,010
Waste Management, Inc.
1,000,000	4.875	02/15/29	1,018,494
900,000	4.625	02/15/30	906,286
304,000	1.500	03/15/31	254,764
1,300,000	5.350	10/15/54	1,290,566
Westinghouse Air Brake Technologies Corp.
316,000	3.450	11/15/26	310,355
306,000	4.700	09/15/28	305,679

			22,885,179

Communications – 3.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
466,000	6.150	11/10/26	475,916
241,000	3.750	02/15/28	233,251
616,000	4.200	03/15/28	602,548
174,000	2.250	01/15/29	156,347
772,000	5.050	03/30/29	767,067
314,000	6.100	06/01/29	324,081
227,000	2.800	04/01/31	196,512
160,000	2.300	02/01/32	129,316
268,000	6.550	06/01/34	278,319
1,005,000	6.384	10/23/35	1,025,131
274,000	5.375	04/01/38	250,330
400,000	3.500	06/01/41	283,097
712,000	6.484	10/23/45	690,715
401,000	5.375	05/01/47	339,425
732,000	5.750	04/01/48	650,405
410,000	5.125	07/01/49	333,019
570,000	4.800	03/01/50	440,455
674,000	3.700	04/01/51	436,914
350,000	3.900	06/01/52	233,495
200,000	5.250	04/01/53	165,511
580,000	5.500	04/01/63	476,274
Comcast Corp.
280,000	3.150	02/15/28	269,948
400,000	3.550	05/01/28	389,184
400,000	4.150	10/15/28	395,022
490,000	4.550	01/15/29	491,904
150,000	2.650	02/01/30	136,854
400,000	3.400	04/01/30	377,558
270,000	4.250	10/15/30	264,053
500,000	5.500	11/15/32	519,296
600,000	4.250	01/15/33	569,170
500,000	4.650	02/15/33	488,748
300,000	7.050	03/15/33	340,661
250,000	4.800	05/15/33	246,141
1,000,000	4.200	08/15/34	933,506
820,000	5.650	06/15/35	852,190
400,000	4.400	08/15/35	376,482
540,000	3.900	03/01/38	468,704
250,000	4.600	08/15/45	220,877
340,000	4.000	08/15/47	268,851
400,000	3.969	11/01/47	315,479
200,000	4.000	03/01/48	157,531
400,000	4.700	10/15/48	354,273
500,000	3.999	11/01/49	390,759

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Communications – (continued)
Comcast Corp. – (continued)
$400,000	3.450%	02/01/50	$283,302
800,000	2.800	01/15/51	488,373
800,000	2.887	11/01/51	502,048
400,000	2.450	08/15/52	226,332
750,000	4.049	11/01/52	584,864
210,000	5.350	05/15/53	200,141
650,000	2.937	11/01/56	392,822
436,000	4.950	10/15/58	388,015
472,000	2.650	08/15/62	256,287
750,000	2.987	11/01/63	436,973
Netflix, Inc.
930,000	5.875	11/15/28	974,744
Omnicom Group Inc / Omnicom Capital, Inc.
760,000	3.600	04/15/26	751,893
Omnicom Group, Inc.
63,000	2.600	08/01/31	55,173
Time Warner Cable Enterprises LLC
726,000	8.375	07/15/33	834,328
Time Warner Cable LLC
170,000	6.550	05/01/37	170,254
304,000	7.300	07/01/38	321,910
422,000	6.750	06/15/39	429,160
180,000	5.875	11/15/40	167,189
431,000	5.500	09/01/41	381,728
710,000	4.500	09/15/42	553,648
TWDC Enterprises 18 Corp., GMTN
290,000	4.125	06/01/44	245,976
TWDC Enterprises 18 Corp., MTN
245,000	1.850	07/30/26	237,065
102,000	2.950	06/15/27	99,087
Walt Disney Co. (The)
557,000	2.200	01/13/28	526,623
110,000	2.000	09/01/29	98,986
422,000	3.800	03/22/30	408,375
830,000	2.650	01/13/31	747,244
300,000	6.200	12/15/34	331,461
75,000	6.400	12/15/35	83,945
400,000	6.650	11/15/37	455,869
250,000	4.625	03/23/40	237,480
836,000	2.750	09/01/49	536,787
270,000	4.700	03/23/50	246,980
200,000	3.600	01/13/51	151,729
383,000	3.800	05/13/60	287,930
Warnermedia Holdings, Inc.
1,150,000	5.050	03/15/42	953,922
1,210,000	5.141	03/15/52	936,164
410,000	5.391	03/15/62	316,708

			32,616,834

Consumer Cyclical – 7.6%
Amazon.com, Inc.
93,000	5.200	12/03/25	93,392
140,000	3.300	04/13/27	137,649
200,000	1.200	06/03/27	187,201
1,380,000	3.150	08/22/27	1,344,887
400,000	4.650	12/01/29	407,663
408,000	1.500	06/03/30	354,121
775,000	3.600	04/13/32	728,831

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Amazon.com, Inc. – (continued)
$180,000	4.800%	12/05/34	$181,965
715,000	3.875	08/22/37	647,044
345,000	2.875	05/12/41	260,685
198,000	4.950	12/05/44	194,114
659,000	4.050	08/22/47	558,981
400,000	2.500	06/03/50	248,264
1,218,000	3.100	05/12/51	852,711
582,000	4.250	08/22/57	493,857
400,000	2.700	06/03/60	237,294
500,000	3.250	05/12/61	338,846
420,000	4.100	04/13/62	341,282
Aptiv Swiss Holdings Ltd.
390,000	3.250	03/01/32	345,503
Booking Holdings, Inc.
1,700,000	3.600	06/01/26	1,683,727
136,000	4.625	04/13/30	136,370
Costco Wholesale Corp.
232,000	3.000	05/18/27	226,246
555,000	1.375	06/20/27	520,832
100,000	1.600	04/20/30	87,088
756,000	1.750	04/20/32	629,402
Dollar General Corp.
500,000	5.450	07/05/33	504,889
Dollar Tree, Inc.
414,000	4.200	05/15/28	406,855
eBay, Inc.
350,000	4.000	07/15/42	288,281
Ford Motor Co.
100,000	4.346	12/08/26	98,244
1,000,000	3.250	02/12/32	835,771
610,000	4.750	01/15/43	476,674
520,000	5.291	12/08/46	430,884
Ford Motor Credit Co. LLC
200,000	6.950	06/10/26	204,039
500,000	4.542	08/01/26	495,380
200,000	4.271	01/09/27	195,896
1,455,000	5.800	03/05/27	1,466,890
350,000	4.125	08/17/27	338,253
500,000	2.900	02/16/28	466,593
400,000	6.800	05/12/28	413,150
1,500,000	6.798	11/07/28	1,557,079
300,000	2.900	02/10/29	271,689
500,000	5.113	05/03/29	485,618
500,000	7.350	03/06/30	530,837
1,000,000	7.122	11/07/33	1,041,180
General Motors Co.
485,000	5.000	10/01/28	490,822
408,000	5.600	10/15/32	412,744
880,000	6.600	04/01/36	933,363
238,000	5.150	04/01/38	221,344
368,000	6.750	04/01/46	385,010
200,000	5.400	04/01/48	177,191
190,000	5.950	04/01/49	180,788
General Motors Financial Co., Inc.
390,000	5.250	03/01/26	391,216
100,000	4.000	10/06/26	98,768
50,000	4.350	01/17/27	49,592

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
General Motors Financial Co., Inc. – (continued)
$400,000	2.350%	02/26/27	$383,027
100,000	5.000	04/09/27	100,456
600,000	2.700	08/20/27	571,001
300,000	6.000	01/09/28	308,740
250,000	2.400	10/15/28	228,515
300,000	5.550	07/15/29	304,770
500,000	5.850	04/06/30	511,686
1,040,000	2.350	01/08/31	887,028
250,000	2.700	06/10/31	215,387
Global Payments, Inc.
1,000,000	2.900	05/15/30	907,455
610,000	2.900	11/15/31	537,365
Home Depot, Inc. (The)
418,000	3.000	04/01/26	412,537
100,000	2.800	09/14/27	96,532
344,000	3.900	12/06/28	338,771
100,000	4.900	04/15/29	101,861
390,000	2.950	06/15/29	366,880
400,000	1.375	03/15/31	331,988
500,000	1.875	09/15/31	422,437
680,000	5.875	12/16/36	730,906
460,000	3.300	04/15/40	369,280
500,000	4.200	04/01/43	432,974
150,000	4.875	02/15/44	141,566
130,000	4.400	03/15/45	114,735
300,000	4.250	04/01/46	257,570
300,000	4.500	12/06/48	265,009
300,000	3.125	12/15/49	208,361
300,000	3.350	04/15/50	216,154
406,000	2.375	03/15/51	238,645
1,000,000	4.950	09/15/52	942,488
300,000	3.500	09/15/56	215,331
Lowe’s Cos., Inc.
210,000	4.800	04/01/26	210,788
350,000	3.100	05/03/27	340,473
200,000	1.300	04/15/28	181,341
226,000	1.700	09/15/28	205,248
180,000	1.700	10/15/30	153,290
226,000	3.750	04/01/32	210,724
1,590,000	5.150	07/01/33	1,615,186
892,000	3.000	10/15/50	575,666
758,000	4.250	04/01/52	610,482
624,000	5.625	04/15/53	620,394
Marriott International, Inc.
100,000	4.900	04/15/29	100,804
Marriott International, Inc., Series FF
336,000	4.625	06/15/30	333,535
Marriott International, Inc., Series GG
300,000	3.500	10/15/32	269,957
Marriott International, Inc., Series R
170,000	3.125	06/15/26	166,894
Mastercard, Inc.
143,000	2.950	11/21/26	140,098
144,000	3.300	03/26/27	141,340
1,000,000	4.875	03/09/28	1,018,711
132,000	2.950	06/01/29	124,746
668,000	3.350	03/26/30	632,874

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Mastercard, Inc. – (continued)
$250,000	2.000%	11/18/31	$212,750
162,000	3.650	06/01/49	126,128
400,000	3.850	03/26/50	321,205
McDonald’s Corp.
800,000	5.450	08/14/53	793,760
McDonald’s Corp., MTN
92,000	3.700	01/30/26	91,416
304,000	3.500	03/01/27	298,763
224,000	3.800	04/01/28	220,082
100,000	2.625	09/01/29	92,606
254,000	2.125	03/01/30	226,036
150,000	3.600	07/01/30	143,009
321,000	4.700	12/09/35	312,827
360,000	6.300	10/15/37	395,151
100,000	6.300	03/01/38	110,404
150,000	4.875	12/09/45	138,939
300,000	4.450	03/01/47	260,488
296,000	4.450	09/01/48	254,840
372,000	4.200	04/01/50	304,445
NIKE, Inc.
115,000	2.375	11/01/26	111,640
190,000	2.750	03/27/27	184,392
204,000	2.850	03/27/30	189,106
250,000	3.250	03/27/40	201,159
345,000	3.875	11/01/45	284,208
340,000	3.375	03/27/50	249,112
Starbucks Corp.
100,000	4.000	11/15/28	98,257
300,000	3.000	02/14/32	267,965
250,000	4.500	11/15/48	215,230
102,000	4.450	08/15/49	86,258
710,000	3.500	11/15/50	509,112
Target Corp.
1,778,000	2.350	02/15/30	1,611,236
300,000	2.950	01/15/52	197,654
250,000	4.800	01/15/53	230,628
Toyota Motor Credit Corp.
134,000	4.625	01/12/28	135,026
1,900,000	4.550	08/09/29	1,900,146
Toyota Motor Credit Corp., MTN
100,000	3.200	01/11/27	98,170
1,528,000	1.900	01/13/27	1,462,622
500,000	3.050	03/22/27	487,839
252,000	4.550	09/20/27	253,733
350,000	1.900	04/06/28	326,013
100,000	4.450	06/29/29	99,861
475,000	2.150	02/13/30	423,765
427,000	3.375	04/01/30	404,288
Visa, Inc.
113,000	3.150	12/14/25	111,961
100,000	1.900	04/15/27	95,397
967,000	2.750	09/15/27	932,172
274,000	2.050	04/15/30	244,410
288,000	1.100	02/15/31	238,853
920,000	4.150	12/14/35	870,717
100,000	2.700	04/15/40	75,539
649,000	4.300	12/14/45	575,662

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Visa, Inc. – (continued)
$100,000	3.650%	09/15/47	$79,047
200,000	2.000	08/15/50	111,148
Walmart, Inc.
390,000	3.050	07/08/26	384,350
350,000	1.050	09/17/26	333,657
250,000	3.950	09/09/27	248,845
166,000	3.700	06/26/28	163,712
252,000	1.500	09/22/28	229,684
220,000	1.800	09/22/31	188,514
195,000	5.250	09/01/35	205,401
330,000	6.500	08/15/37	382,043
315,000	4.050	06/29/48	266,829
400,000	2.650	09/22/51	257,135
1,340,000	4.500	09/09/52	1,217,620

			65,441,966

Consumer Noncyclical – 7.3%
Abbott Laboratories
668,000	3.750	11/30/26	663,301
538,000	4.750	11/30/36	534,414
540,000	4.900	11/30/46	520,396
AbbVie, Inc.
281,000	3.200	05/14/26	277,247
490,000	4.250	11/14/28	488,481
625,000	3.200	11/21/29	588,668
525,000	4.550	03/15/35	509,579
290,000	4.500	05/14/35	279,190
566,000	4.050	11/21/39	503,643
1,307,000	5.350	03/15/44	1,320,529
268,000	4.850	06/15/44	252,871
379,000	4.750	03/15/45	352,026
600,000	4.700	05/14/45	551,003
304,000	4.450	05/14/46	270,526
1,220,000	4.875	11/14/48	1,141,069
950,000	4.250	11/21/49	807,443
712,000	5.400	03/15/54	719,760
Altria Group, Inc.
100,000	4.400	02/14/26	99,783
1,080,000	4.800	02/14/29	1,083,491
196,000	2.450	02/04/32	165,257
100,000	5.800	02/14/39	101,460
270,000	3.400	02/04/41	201,031
220,000	4.250	08/09/42	180,377
280,000	5.375	01/31/44	273,316
148,000	3.875	09/16/46	110,217
690,000	5.950	02/14/49	698,565
670,000	3.700	02/04/51	472,197
150,000	4.000	02/04/61	108,025
Amgen, Inc.
435,000	5.150	03/02/28	442,621
300,000	2.450	02/21/30	271,051
1,000,000	4.200	03/01/33	946,893
1,500,000	3.150	02/21/40	1,163,755
1,500,000	3.000	01/15/52	997,124
1,200,000	5.750	03/02/63	1,207,879
Baxter International, Inc.
300,000	1.915	02/01/27	285,950
100,000	3.132	12/01/51	65,553

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Becton Dickinson & Co.
$200,000	3.700%	06/06/27	$196,718
200,000	4.693	02/13/28	201,170
732,000	4.669	06/06/47	648,198
Biogen, Inc.
1,397,000	5.200	09/15/45	1,302,663
Cardinal Health, Inc.
650,000	5.000	11/15/29	657,324
Centene Corp.
1,083,000	4.250	12/15/27	1,053,218
400,000	2.450	07/15/28	363,500
655,000	4.625	12/15/29	631,256
725,000	3.375	02/15/30	656,125
471,000	3.000	10/15/30	413,891
638,000	2.500	03/01/31	540,818
511,000	2.625	08/01/31	432,434
Elevance Health, Inc.
920,000	5.375	06/15/34	932,959
290,000	3.600	03/15/51	208,346
304,000	6.100	10/15/52	316,841
Eli Lilly & Co.
70,000	5.000	02/27/26	70,019
1,140,000	4.500	02/09/29	1,148,618
2,000,000	4.200	08/14/29	1,986,941
480,000	4.700	02/09/34	475,334
190,000	3.950	03/15/49	155,160
300,000	2.250	05/15/50	176,002
772,000	2.500	09/15/60	436,111
Gilead Sciences, Inc.
2,100,000	4.800	11/15/29	2,128,686
1,640,000	4.000	09/01/36	1,490,107
540,000	2.600	10/01/40	391,712
530,000	4.800	04/01/44	491,831
400,000	2.800	10/01/50	257,617
Johnson & Johnson
260,000	2.450	03/01/26	255,701
600,000	1.300	09/01/30	512,637
536,000	3.550	03/01/36	481,177
144,000	3.625	03/03/37	128,307
580,000	3.700	03/01/46	473,690
880,000	3.750	03/03/47	717,085
775,000	2.450	09/01/60	435,315
Kroger Co. (The)
500,000	3.950	01/15/50	389,372
1,590,000	5.650	09/15/64	1,551,315
Medtronic Global Holdings SCA
850,000	4.500	03/30/33	831,788
Medtronic, Inc.
580,000	4.375	03/15/35	560,306
385,000	4.625	03/15/45	352,827
Merck & Co., Inc.
750,000	0.750	02/24/26	724,545
150,000	1.700	06/10/27	142,070
100,000	3.400	03/07/29	96,688
1,100,000	4.500	05/17/33	1,083,104
3,000,000	2.750	12/10/51	1,908,569
100,000	5.000	05/17/53	95,129
100,000	2.900	12/10/61	59,841

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Merck & Co., Inc. – (continued)
$1,000,000	5.150%	05/17/63	$951,541
Mylan, Inc.
195,000	4.550	04/15/28	193,180
254,000	5.200	04/15/48	212,416
Novartis Capital Corp.
250,000	3.100	05/17/27	244,147
190,000	4.400	05/06/44	171,645
120,000	4.000	11/20/45	102,280
200,000	2.750	08/14/50	132,265
Pfizer Investment Enterprises Pte Ltd.
1,000,000	4.450	05/19/28	1,001,470
4,125,000	5.110	05/19/43	3,999,784
Pfizer, Inc.
1,000,000	3.900	03/15/39	874,108
Philip Morris International, Inc.
200,000	0.875	05/01/26	192,097
1,000,000	4.750	02/12/27	1,007,177
400,000	5.125	11/17/27	406,770
100,000	4.875	02/15/28	101,385
800,000	5.625	09/07/33	831,130
400,000	3.875	08/21/42	327,512
600,000	4.250	11/10/44	508,850
Regeneron Pharmaceuticals, Inc.
346,000	2.800	09/15/50	210,968
Stryker Corp.
640,000	4.625	03/15/46	574,607
Thermo Fisher Scientific, Inc.
950,000	5.086	08/10/33	964,402
470,000	2.800	10/15/41	340,585
Utah Acquisition Sub, Inc.
275,000	3.950	06/15/26	271,555
200,000	5.250	06/15/46	169,794
Viatris, Inc.
800,000	2.700	06/22/30	704,208
423,000	4.000	06/22/50	292,179
Wyeth LLC
500,000	6.500	02/01/34	555,875
Zoetis, Inc.
138,000	3.000	09/12/27	133,286
610,000	4.700	02/01/43	560,547

			63,253,519

Consumer Products – 0.6%
Haleon U.S. Capital LLC
300,000	3.375	03/24/29	285,551
Haleon US Capital LLC
300,000	3.625	03/24/32	275,828
400,000	4.000	03/24/52	315,906
Procter & Gamble Co. (The)
750,000	1.000	04/23/26	723,449
200,000	2.450	11/03/26	194,346
214,000	1.900	02/01/27	205,351
1,300,000	2.850	08/11/27	1,261,413
512,000	3.000	03/25/30	481,629
305,000	1.200	10/29/30	257,672
260,000	1.950	04/23/31	227,513
110,000	2.300	02/01/32	96,540

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Products – (continued)
Procter & Gamble Co. (The) – (continued)
$772,000	4.050%	01/26/33	$753,184

			5,078,382

Electric – 5.3%
AES Corp. (The)
100,000	1.375	01/15/26	96,962
American Electric Power Co., Inc.
100,000	5.200	01/15/29	101,573
100,000	5.625	03/01/33	102,814
	((US 5 Year CMT T-Note + 2.675%))
1,156,000	3.875	02/15/62(a)	1,107,487
Berkshire Hathaway Energy Co.
240,000	6.125	04/01/36	256,256
100,000	5.150	11/15/43	97,618
300,000	4.450	01/15/49	255,388
600,000	4.250	10/15/50	491,379
100,000	2.850	05/15/51	62,496
CMS Energy Corp.
	((US 5 Year CMT T-Note + 1.961%))
875,000	6.500	06/01/55(a)	874,137
Constellation Energy Generation LLC
300,000	5.600	03/01/28	308,114
100,000	6.500	10/01/53	108,076
Dominion Energy, Inc.
500,000	5.375	11/15/32	508,905
Dominion Energy, Inc., Series A
	((US 5 Year CMT T-Note + 2.386%))
540,000	6.875	02/01/55(a)	560,925
Dominion Energy, Inc., Series C
2,336,000	3.375	04/01/30	2,186,226
DTE Energy Co.
220,000	4.875	06/01/28	221,744
Duke Energy Carolinas LLC
830,000	4.950	01/15/33	833,078
345,000	3.200	08/15/49	239,281
Duke Energy Corp.
390,000	2.650	09/01/26	379,822
480,000	2.450	06/01/30	426,964
200,000	2.550	06/15/31	174,603
2,250,000	4.500	08/15/32	2,180,438
604,000	3.750	09/01/46	459,371
350,000	3.500	06/15/51	245,393
316,000	5.000	08/15/52	283,074
100,000	6.100	09/15/53	104,115
250,000	5.800	06/15/54	252,070
Duke Energy Florida LLC
355,000	6.400	06/15/38	391,702
Eastern Energy Gas Holdings LLC
905,000	5.650	10/15/54	892,246
Entergy Louisiana LLC
1,345,000	4.000	03/15/33	1,259,287
212,000	4.200	09/01/48	172,841
Exelon Corp.
2,251,000	4.050	04/15/30	2,177,028
2,000,000	5.300	03/15/33	2,037,710

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
FirstEnergy Corp., Series C
$378,000	3.400%	03/01/50	$263,690
Florida Power & Light Co.
150,000	5.150	06/15/29	153,687
425,000	5.300	06/15/34	435,906
50,000	3.950	03/01/48	40,359
Georgia Power Co.
892,000	4.950	05/17/33	888,306
100,000	5.125	05/15/52	95,410
Georgia Power Co., Series A
651,000	3.250	03/15/51	452,930
MidAmerican Energy Co.
220,000	3.650	04/15/29	212,733
NextEra Energy Capital Holdings, Inc.
1,000,000	2.250	06/01/30	881,970
850,000	5.250	03/15/34	855,880
NiSource, Inc.
100,000	2.950	09/01/29	93,024
300,000	1.700	02/15/31	251,701
250,000	3.950	03/30/48	195,874
Northern States Power Co.
50,000	5.100	05/15/53	47,659
Pacific Gas and Electric Co.
210,000	2.100	08/01/27	196,116
892,000	6.100	01/15/29	921,078
92,000	4.550	07/01/30	89,203
270,000	2.500	02/01/31	232,118
705,000	3.250	06/01/31	630,769
350,000	6.150	01/15/33	364,213
300,000	3.300	08/01/40	224,840
100,000	3.950	12/01/47	75,339
600,000	4.950	07/01/50	515,077
100,000	3.500	08/01/50	68,020
1,100,000	6.750	01/15/53	1,187,836
495,000	6.700	04/01/53	539,878
1,350,000	5.900	10/01/54	1,322,305
PacifiCorp
2,250,000	5.450	02/15/34	2,263,006
260,000	2.900	06/15/52	160,660
370,000	5.350	12/01/53	348,628
710,000	5.500	05/15/54	684,870
Public Service Co. of Colorado
100,000	1.875	06/15/31	84,105
475,000	5.750	05/15/54	488,546
San Diego Gas & Electric Co.
100,000	5.350	04/01/53	96,807
San Diego Gas & Electric Co., Series VVV
300,000	1.700	10/01/30	254,058
Sempra
782,000	3.250	06/15/27	758,845
226,000	3.400	02/01/28	218,340
402,000	6.000	10/15/39	412,676
240,000	4.000	02/01/48	184,363
	((US 5 Year CMT T-Note + 2.868%))
405,000	4.125	04/01/52(a)	387,732

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
((US 5 Year CMT T-Note + 2.789%))
$712,000	6.875%	10/01/54(a)	$718,124
Southern California Edison Co.
92,000	5.850	11/01/27	93,719
100,000	5.950	11/01/32	102,899
250,000	4.650	10/01/43	214,565
1,547,000	4.000	04/01/47	1,192,608
318,000	3.650	02/01/50	226,074
Southern California Edison Co., Series 20A
220,000	2.950	02/01/51	138,040
Southern California Edison Co., Series C
200,000	4.125	03/01/48	155,864
Southern Co. (The)
1,056,000	3.250	07/01/26	1,042,045
2,000,000	5.700	03/15/34	2,075,261
1,080,000	4.400	07/01/46	920,182
Southern Co. (The), Series B
((US 5 Year CMT T-Note + 3.733%))
300,000	4.000	01/15/51(a)	298,883
Virginia Electric and Power Co.
100,000	5.000	04/01/33	99,647
744,000	2.450	12/15/50	433,497
600,000	2.950	11/15/51	386,376
Virginia Electric and Power Co., Series A
520,000	3.500	03/15/27	510,402
Xcel Energy, Inc.
100,000	5.450	08/15/33	101,078

			46,136,944

Energy – 6.0%
Baker Hughes Holdings LLC
50,000	5.125	09/15/40	49,507
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
354,000	3.337	12/15/27	344,634
300,000	4.080	12/15/47	245,333
BP Capital Markets America, Inc.
50,000	3.119	05/04/26	49,293
300,000	3.937	09/21/28	294,486
100,000	4.234	11/06/28	99,054
100,000	4.812	02/13/33	98,571
365,000	4.989	04/10/34	363,290
732,000	5.227	11/17/34	737,596
250,000	3.000	02/24/50	165,594
100,000	2.772	11/10/50	62,747
1,050,000	2.939	06/04/51	673,636
1,100,000	3.001	03/17/52	711,151
720,000	3.379	02/08/61	478,101
BP Capital Markets PLC
100,000	3.723	11/28/28	97,224
Cheniere Corpus Christi Holdings LLC
1,136,000	5.125	06/30/27	1,147,398
100,000	3.700	11/15/29	95,386
Cheniere Energy, Inc.
354,000	4.625	10/15/28	350,212
Chevron Corp.
310,000	1.995	05/11/27	295,770

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Chevron USA, Inc.
$118,000	2.343%	08/12/50	$69,653
ConocoPhillips
670,000	6.500	02/01/39	749,105
ConocoPhillips Co.
1,550,000	5.550	03/15/54	1,540,300
Devon Energy Corp.
250,000	4.750	05/15/42	214,982
400,000	5.000	06/15/45	346,806
Energy Transfer LP
190,000	4.750	01/15/26	189,993
100,000	6.050	12/01/26	102,261
200,000	5.500	06/01/27	203,474
100,000	4.000	10/01/27	98,398
230,000	4.950	06/15/28	231,662
551,000	5.250	04/15/29	559,831
640,000	3.750	05/15/30	605,670
410,000	6.400	12/01/30	438,602
400,000	5.750	02/15/33	411,671
100,000	6.550	12/01/33	108,037
400,000	6.500	02/01/42	423,398
820,000	5.350	05/15/45	758,763
186,000	5.300	04/15/47	168,513
283,000	5.400	10/01/47	262,437
277,000	6.000	06/15/48	276,568
431,000	6.250	04/15/49	443,833
480,000	5.000	05/15/50	418,666
400,000	5.950	05/15/54	396,894
Enterprise Products Operating LLC
326,000	3.125	07/31/29	307,461
150,000	2.800	01/31/30	138,355
1,460,000	5.350	01/31/33	1,499,402
150,000	5.950	02/01/41	158,687
207,000	4.850	08/15/42	193,335
220,000	4.450	02/15/43	195,102
268,000	4.850	03/15/44	247,601
160,000	5.100	02/15/45	150,630
220,000	4.900	05/15/46	202,925
414,000	4.800	02/01/49	371,289
368,000	4.200	01/31/50	301,304
673,000	3.950	01/31/60	501,759
Enterprise Products Operating LLC, Series E
((TSFR3M + 3.295%))
249,000	5.250	08/16/77(a)	247,003
EOG Resources, Inc.
333,000	4.150	01/15/26	332,260
161,000	4.375	04/15/30	159,613
236,000	4.950	04/15/50	214,656
Expand Energy Corp.
690,000	5.375	03/15/30	688,245
Exxon Mobil Corp.
1,352,000	3.043	03/01/26	1,335,245
130,000	2.275	08/16/26	126,572
100,000	3.294	03/19/27	98,407
666,000	3.482	03/19/30	639,298
300,000	2.610	10/15/30	272,757
560,000	4.227	03/19/40	504,035
430,000	3.567	03/06/45	334,354

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Exxon Mobil Corp. – (continued)
$600,000	4.114%	03/01/46	$503,261
408,000	3.095	08/16/49	281,101
628,000	4.327	03/19/50	533,099
460,000	3.452	04/15/51	335,570
Halliburton Co.
112,000	2.920	03/01/30	102,894
603,000	4.850	11/15/35	586,491
486,000	6.700	09/15/38	539,783
270,000	7.450	09/15/39	322,189
300,000	5.000	11/15/45	275,726
Hess Corp.
248,000	4.300	04/01/27	246,407
148,000	6.000	01/15/40	158,341
323,000	5.600	02/15/41	327,208
Kinder Morgan Energy Partners LP
188,000	5.500	03/01/44	180,475
Kinder Morgan Energy Partners LP, MTN
1,100,000	6.950	01/15/38	1,231,000
Kinder Morgan, Inc.
420,000	2.000	02/15/31	359,219
396,000	5.550	06/01/45	381,002
142,000	5.050	02/15/46	127,775
500,000	5.200	03/01/48	457,491
200,000	3.600	02/15/51	140,868
100,000	5.450	08/01/52	93,839
Kinder Morgan, Inc., GMTN
910,000	7.750	01/15/32	1,044,337
MPLX LP
1,000,000	1.750	03/01/26	971,808
386,000	4.125	03/01/27	382,508
200,000	4.000	03/15/28	196,231
530,000	4.800	02/15/29	530,391
314,000	2.650	08/15/30	279,955
350,000	4.500	04/15/38	312,349
310,000	5.200	03/01/47	279,108
320,000	4.700	04/15/48	269,190
180,000	5.500	02/15/49	169,186
600,000	4.950	03/14/52	517,249
ONEOK, Inc.
450,000	5.550	11/01/26	456,316
180,000	4.550	07/15/28	179,031
342,000	3.100	03/15/30	315,542
640,000	6.100	11/15/32	674,977
200,000	5.200	07/15/48	183,604
928,000	6.625	09/01/53	1,011,558
Phillips 66
300,000	3.900	03/15/28	294,005
390,000	4.650	11/15/34	372,154
350,000	5.875	05/01/42	353,259
810,000	4.875	11/15/44	709,199
Phillips 66 Co.
310,000	4.950	12/01/27	313,442
Pioneer Natural Resources Co.
192,000	1.125	01/15/26	186,492
Plains All American Pipeline LP / PAA Finance Corp.
240,000	4.500	12/15/26	239,534
339,000	3.550	12/15/29	319,837

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Shell Finance U.S., Inc.
$100,000	4.125%	05/11/35	$94,040
220,000	4.375	05/11/45	189,945
700,000	4.000	05/10/46	570,196
600,000	3.750	09/12/46	470,658
200,000	3.250	04/06/50	140,729
Shell International Finance BV
700,000	6.375	12/15/38	785,102
350,000	5.500	03/25/40	362,129
Targa Resources Corp.
200,000	4.950	04/15/52	172,024
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
170,000	5.500	03/01/30	172,901
630,000	4.875	02/01/31	619,511
1,100,000	4.000	01/15/32	1,022,008
Transcontinental Gas Pipe Line Co. LLC
844,000	7.850	02/01/26	861,257
Valero Energy Corp.
660,000	6.625	06/15/37	716,225
100,000	3.650	12/01/51	70,160
Western Midstream Operating LP
766,000	4.050	02/01/30	729,180
270,000	5.250	02/01/50	239,922
Williams Cos., Inc. (The)
200,000	5.400	03/02/26	201,671
518,000	3.750	06/15/27	508,584
384,000	3.500	11/15/30	357,554
250,000	2.600	03/15/31	219,555
592,000	6.300	04/15/40	640,305
200,000	5.100	09/15/45	183,318
240,000	4.850	03/01/48	211,552

			51,882,322

Financial Company – 1.4%
Air Lease Corp.
180,000	1.875	08/15/26	173,075
100,000	2.200	01/15/27	95,738
362,000	3.125	12/01/30	328,513
Air Lease Corp., MTN
990,000	2.875	01/15/26	974,864
400,000	2.875	01/15/32	348,275
Ally Financial, Inc.
379,000	7.100	11/15/27	399,443
1,520,000	2.200	11/02/28	1,381,951
1,019,000	8.000	11/01/31	1,154,291
Ares Capital Corp.
2,714,000	3.875	01/15/26	2,692,387
429,000	2.150	07/15/26	413,808
550,000	7.000	01/15/27	569,055
600,000	2.875	06/15/28	561,328
Blackstone Private Credit Fund
349,000	2.625	12/15/26	334,519
580,000	3.250	03/15/27	559,363
Morgan Stanley
((SOFR + 2.050%))
2,002,000	6.627	11/01/34(a)	2,199,675

			12,186,285

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food and Beverage – 2.4%
Coca-Cola Co. (The)
$700,000	3.375%	03/25/27	$689,504
250,000	1.450	06/01/27	235,185
226,000	1.500	03/05/28	208,560
240,000	1.000	03/15/28	218,313
94,000	2.125	09/06/29	85,641
656,000	3.450	03/25/30	628,218
168,000	1.650	06/01/30	145,782
495,000	2.000	03/05/31	431,474
216,000	1.375	03/15/31	181,744
428,000	4.650	08/14/34	425,601
185,000	2.500	06/01/40	134,889
110,000	2.875	05/05/41	83,245
430,000	2.600	06/01/50	270,642
180,000	3.000	03/05/51	122,601
250,000	2.500	03/15/51	152,560
1,380,000	2.750	06/01/60	844,674
Conagra Brands, Inc.
200,000	1.375	11/01/27	182,984
380,000	5.300	11/01/38	366,559
Constellation Brands, Inc.
384,000	3.150	08/01/29	358,808
General Mills, Inc.
300,000	3.200	02/10/27	293,021
J M Smucker Co. (The)
150,000	6.500	11/15/43	163,505
494,000	6.500	11/15/53	544,440
Keurig Dr Pepper, Inc.
150,000	3.950	04/15/29	146,086
299,000	3.200	05/01/30	277,515
100,000	3.800	05/01/50	76,280
412,000	4.500	04/15/52	352,859
Kraft Heinz Foods Co.
765,000	3.000	06/01/26	750,979
200,000	3.875	05/15/27	197,396
250,000	6.875	01/26/39	281,768
507,000	5.000	06/04/42	469,777
552,000	4.375	06/01/46	460,324
410,000	4.875	10/01/49	361,912
Molson Coors Beverage Co.
810,000	3.000	07/15/26	793,491
190,000	5.000	05/01/42	177,757
370,000	4.200	07/15/46	306,008
Mondelez International, Inc.
435,000	2.750	04/13/30	396,533
490,000	2.625	09/04/50	297,364
PepsiCo, Inc.
260,000	2.850	02/24/26	256,300
166,000	2.375	10/06/26	161,300
218,000	3.000	10/15/27	211,375
96,000	2.625	07/29/29	89,457
210,000	2.750	03/19/30	194,339
185,000	1.625	05/01/30	160,836
100,000	1.400	02/25/31	83,735
400,000	1.950	10/21/31	341,201
262,000	2.625	10/21/41	187,912
300,000	4.450	04/14/46	269,914
252,000	3.450	10/06/46	192,049

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food and Beverage – (continued)
PepsiCo, Inc. – (continued)
$1,910,000	2.875%	10/15/49	$1,283,609
130,000	3.625	03/19/50	100,122
Pilgrim’s Pride Corp.
300,000	4.250	04/15/31	283,640
150,000	3.500	03/01/32	133,224
590,000	6.250	07/01/33	617,964
Sysco Corp.
550,000	3.300	07/15/26	540,809
547,000	3.250	07/15/27	531,281
251,000	5.950	04/01/30	264,059
270,000	6.600	04/01/50	301,092
Tyson Foods, Inc.
2,200,000	3.550	06/02/27	2,149,498

			20,467,715

Hardware – 0.2%
CDW LLC / CDW Finance Corp.
300,000	2.670	12/01/26	289,514
Micron Technology, Inc.
250,000	4.185	02/15/27	248,407
300,000	4.663	02/15/30	297,321
250,000	5.875	02/09/33	261,697
250,000	5.875	09/15/33	261,552

			1,358,491

Healthcare – 3.5%
Aetna, Inc.
140,000	6.625	06/15/36	150,720
314,000	3.875	08/15/47	235,389
Cigna Group (The)
1,210,000	4.375	10/15/28	1,202,436
260,000	2.375	03/15/31	226,400
300,000	4.800	08/15/38	282,208
130,000	4.800	07/15/46	115,312
674,000	4.900	12/15/48	596,075
290,000	3.400	03/15/50	200,680
472,000	3.400	03/15/51	326,683
556,000	5.600	02/15/54	541,836
Danaher Corp.
340,000	2.800	12/10/51	219,076
DH Europe Finance II Sarl
70,000	3.400	11/15/49	51,320
Elevance Health, Inc.
200,000	1.500	03/15/26	193,810
477,000	3.650	12/01/27	467,875
1,000,000	4.101	03/01/28	988,595
150,000	2.875	09/15/29	139,168
300,000	2.550	03/15/31	264,261
384,000	4.625	05/15/42	342,025
309,000	4.650	01/15/43	275,600
174,000	4.650	08/15/44	153,311
340,000	4.375	12/01/47	283,898
118,000	4.550	03/01/48	100,075
1,260,000	3.125	05/15/50	833,229
GE HealthCare Technologies, Inc.
1,780,000	5.905	11/22/32	1,889,942
HCA, Inc.
430,000	5.875	02/15/26	432,069

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Healthcare – (continued)
HCA, Inc. – (continued)
$718,000	5.250%	06/15/26	$721,763
388,000	5.375	09/01/26	390,902
480,000	4.500	02/15/27	478,635
280,000	5.200	06/01/28	284,005
100,000	5.625	09/01/28	102,648
476,000	5.875	02/01/29	489,553
404,000	4.125	06/15/29	391,621
350,000	3.500	09/01/30	325,941
100,000	5.125	06/15/39	94,870
315,000	5.500	06/15/47	296,076
510,000	5.250	06/15/49	462,996
220,000	3.500	07/15/51	147,790
910,000	4.625	03/15/52	746,686
540,000	6.000	04/01/54	539,121
960,000	5.950	09/15/54	943,527
Humana, Inc.
2,550,000	5.950	03/15/34	2,628,585
UnitedHealth Group, Inc.
1,000,000	3.450	01/15/27	987,029
1,000,000	6.875	02/15/38	1,151,479
1,725,000	3.500	08/15/39	1,414,227
220,000	2.750	05/15/40	160,282
1,540,000	5.500	07/15/44	1,543,214
300,000	4.200	01/15/47	250,220
290,000	4.250	06/15/48	240,126
860,000	3.700	08/15/49	645,455
232,000	3.250	05/15/51	158,399
500,000	4.750	05/15/52	439,197
2,000,000	5.625	07/15/54	2,004,089
750,000	3.875	08/15/59	547,366
210,000	3.125	05/15/60	129,176
150,000	4.950	05/15/62	133,162
880,000	5.500	04/15/64	848,823

			30,208,956

Insurance – 1.6%
American International Group, Inc.
301,000	4.750	04/01/48	275,309
200,000	4.375	06/30/50	171,162
Berkshire Hathaway Finance Corp.
112,000	1.450	10/15/30	96,211
590,000	2.875	03/15/32	530,800
200,000	4.200	08/15/48	169,258
100,000	4.250	01/15/49	85,169
830,000	2.850	10/15/50	542,495
50,000	2.500	01/15/51	30,150
850,000	3.850	03/15/52	665,832
Berkshire Hathaway, Inc.
100,000	4.500	02/11/43	93,805
Chubb INA Holdings LLC
472,000	4.350	11/03/45	415,016
Corebridge Financial, Inc.
410,000	3.650	04/05/27	402,212
310,000	3.900	04/05/32	287,867
1,000,000	5.750	01/15/34	1,037,316
((US 5 Year CMT T-Note + 3.846%))
200,000	6.875	12/15/52(a)	206,642

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Equitable Holdings, Inc.
$650,000	4.350%	04/20/28	$644,631
382,000	5.000	04/20/48	355,197
Everest Reinsurance Holdings, Inc.
324,000	3.500	10/15/50	226,976
Marsh & McLennan Cos., Inc.
1,265,000	4.375	03/15/29	1,257,637
100,000	2.250	11/15/30	87,925
206,000	4.900	03/15/49	190,754
MetLife, Inc.
150,000	4.550	03/23/30	149,984
400,000	5.700	06/15/35	421,859
416,000	6.400	12/15/36	432,420
256,000	4.125	08/13/42	220,240
250,000	4.875	11/13/43	234,171
350,000	4.600	05/13/46	312,566
410,000	5.000	07/15/52	384,599
160,000	5.250	01/15/54	154,854
Prudential Financial, Inc.
((3M USD LIBOR + 2.380%))
577,000	4.500	09/15/47(a)	566,871
190,000	3.905	12/07/47	150,705
246,000	3.935	12/07/49	193,775
((US 5 Year CMT T-Note + 3.035%))
572,000	3.700	10/01/50(a)	520,232
((US 5 Year CMT T-Note + 3.234%))
92,000	6.000	09/01/52(a)	92,991
Prudential Financial, Inc., MTN
118,000	5.700	12/14/36	124,540
314,000	4.600	05/15/44	282,256
235,000	4.350	02/25/50	200,803
1,165,000	3.700	03/13/51	883,823
Travelers Cos., Inc. (The)
430,000	3.050	06/08/51	290,065

			13,389,118

Lodging – 0.1%
Las Vegas Sands Corp.
590,000	3.500	08/18/26	577,098
196,000	5.900	06/01/27	199,696
526,000	3.900	08/08/29	497,773

			1,274,567

Media Non Cable – 0.3%
Netflix, Inc.
325,000	4.375	11/15/26	327,034
472,000	4.875	04/15/28	479,667
227,000	6.375	05/15/29	242,904
Paramount Global
340,000	4.200	05/19/32	307,427
800,000	4.950	05/19/50	634,798
Warnermedia Holdings, Inc.
971,000	4.279	03/15/32	872,597

			2,864,427

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Metals and Mining – 0.0%
Newmont Corp.
$170,000	2.600%	07/15/32	$147,423

Pharmaceuticals – 0.1%
Viatris, Inc.
540,000	3.850	06/22/40	413,174

Publishing – 0.1%
S&P Global, Inc.
1,000,000	2.450	03/01/27	962,601

REITs and Real Estate – 1.2%
Alexandria Real Estate Equities, Inc.
250,000	2.000	05/18/32	204,653
150,000	1.875	02/01/33	118,846
400,000	3.000	05/18/51	255,751
250,000	3.550	03/15/52	177,391
Boston Properties LP
400,000	3.650	02/01/26	395,104
250,000	6.750	12/01/27	261,890
300,000	4.500	12/01/28	294,615
1,000,000	2.450	10/01/33	790,968
Digital Realty Trust LP
450,000	5.550	01/15/28	460,990
830,000	3.600	07/01/29	795,320
Equinix, Inc.
270,000	3.200	11/18/29	252,555
204,000	2.150	07/15/30	178,531
200,000	2.500	05/15/31	174,503
GLP Capital LP / GLP Financing II, Inc.
570,000	5.375	04/15/26	572,367
832,000	5.300	01/15/29	838,259
115,000	3.250	01/15/32	100,611
Prologis LP
200,000	2.250	04/15/30	178,896
Simon Property Group LP
160,000	3.300	01/15/26	158,347
68,000	3.250	11/30/26	66,666
450,000	3.375	12/01/27	437,320
287,000	2.450	09/13/29	262,475
274,000	2.650	07/15/30	248,749
384,000	3.250	09/13/49	268,095
220,000	3.800	07/15/50	168,334
VICI Properties LP
650,000	4.750	02/15/28	649,511
750,000	4.950	02/15/30	747,294
900,000	5.125	05/15/32	890,564
Welltower OP LLC
290,000	4.250	04/15/28	286,777
276,000	3.100	01/15/30	256,680

			10,492,062

Revenue – 0.3%
Ascension Health
200,000	3.945	11/15/46	168,028
Ascension Health, Series B
1,092,000	2.532	11/15/29	1,002,349
CommonSpirit Health
220,000	3.347	10/01/29	207,420
217,000	4.350	11/01/42	185,819
400,000	4.187	10/01/49	325,404

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Revenue – (continued)
Kaiser Foundation Hospitals
$535,000	4.150%	05/01/47	$456,375
Kaiser Foundation Hospitals, Series 2019
286,000	3.266	11/01/49	208,287
Kaiser Foundation Hospitals, Series 2021
110,000	2.810	06/01/41	81,260
400,000	3.002	06/01/51	273,347

			2,908,289

Software – 1.6%
Oracle Corp.
1,374,000	6.150	11/09/29	1,456,011
300,000	2.950	04/01/30	276,102
210,000	4.650	05/06/30	209,437
1,640,000	6.250	11/09/32	1,761,666
600,000	3.900	05/15/35	535,801
250,000	3.850	07/15/36	219,760
645,000	3.800	11/15/37	552,060
1,165,000	3.600	04/01/40	928,163
252,000	3.650	03/25/41	200,185
779,000	4.125	05/15/45	632,090
490,000	4.000	11/15/47	384,405
1,116,000	6.900	11/09/52	1,275,291
1,480,000	5.550	02/06/53	1,431,697
900,000	4.375	05/15/55	720,573
1,173,000	3.850	04/01/60	823,468
376,000	4.100	03/25/61	278,795
Salesforce, Inc.
800,000	3.700	04/11/28	786,994
500,000	1.950	07/15/31	429,717
700,000	2.900	07/15/51	460,588
Workday, Inc.
400,000	3.500	04/01/27	391,960
180,000	3.800	04/01/32	166,421

			13,921,184

Technology – 8.5%
Accenture Capital, Inc.
950,000	4.250	10/04/31	932,638
Adobe, Inc.
182,000	2.150	02/01/27	175,203
685,000	2.300	02/01/30	619,696
Alphabet, Inc.
182,000	1.998	08/15/26	176,470
50,000	0.800	08/15/27	46,102
114,000	1.100	08/15/30	96,605
610,000	1.900	08/15/40	412,986
823,000	2.050	08/15/50	474,936
747,000	2.250	08/15/60	422,934
Analog Devices, Inc.
75,000	3.500	12/05/26	73,889
504,000	1.700	10/01/28	458,414
Apple, Inc.
479,000	0.700	02/08/26	463,337
287,000	3.250	02/23/26	284,161
414,000	2.450	08/04/26	404,548
740,000	2.050	09/11/26	716,899
120,000	3.000	06/20/27	116,978
692,000	2.900	09/12/27	670,707

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Apple, Inc. – (continued)
$218,000	3.000%	11/13/27	$211,817
392,000	1.200	02/08/28	360,475
280,000	1.400	08/05/28	255,045
320,000	3.250	08/08/29	307,303
336,000	1.650	05/11/30	294,851
118,000	1.250	08/20/30	100,628
2,452,000	1.650	02/08/31	2,110,919
300,000	1.700	08/05/31	256,363
1,120,000	4.500	02/23/36	1,118,099
42,000	2.375	02/08/41	29,735
695,000	3.850	05/04/43	591,341
196,000	4.450	05/06/44	183,281
355,000	3.450	02/09/45	279,396
450,000	4.375	05/13/45	406,263
182,000	4.650	02/23/46	170,785
306,000	3.850	08/04/46	252,551
218,000	4.250	02/09/47	192,261
270,000	3.750	09/12/47	218,517
386,000	3.750	11/13/47	312,876
793,000	2.950	09/11/49	548,162
594,000	2.650	05/11/50	380,958
239,000	2.400	08/20/50	145,398
810,000	2.650	02/08/51	517,647
570,000	3.950	08/08/52	467,996
415,000	2.550	08/20/60	247,809
325,000	2.800	02/08/61	199,868
960,000	2.850	08/05/61	598,131
100,000	4.100	08/08/62	82,031
Applied Materials, Inc.
115,000	3.300	04/01/27	112,725
650,000	1.750	06/01/30	564,848
236,000	4.350	04/01/47	206,403
Automatic Data Processing, Inc.
448,000	1.700	05/15/28	415,020
2,360,000	1.250	09/01/30	1,996,601
Broadcom Corp. / Broadcom Cayman Finance Ltd.
734,000	3.875	01/15/27	726,059
436,000	3.500	01/15/28	425,058
Broadcom, Inc.
380,000	3.459	09/15/26	374,531
700,000	1.950	02/15/28(b)	651,234
605,000	4.750	04/15/29	607,072
420,000	5.050	07/12/29	425,869
248,000	4.150	11/15/30	240,257
514,000	2.450	02/15/31(b)	449,846
690,000	4.150	04/15/32(b)	655,149
570,000	4.300	11/15/32	545,214
905,000	3.419	04/15/33(b)	809,139
290,000	3.469	04/15/34(b)	256,313
600,000	3.137	11/15/35(b)	498,760
899,000	3.187	11/15/36(b)	741,926
600,000	3.500	02/15/41(b)	481,057
560,000	3.750	02/15/51(b)	430,876
Dell International LLC / EMC Corp.
1,425,000	4.900	10/01/26	1,429,997
200,000	5.250	02/01/28	204,280
200,000	5.300	10/01/29	203,886

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Dell International LLC / EMC Corp. – (continued)
$50,000	5.750%	02/01/33	$52,198
250,000	8.100	07/15/36	301,605
450,000	3.375	12/15/41	339,705
Fidelity National Information Services, Inc.
560,000	1.150	03/01/26	541,116
350,000	1.650	03/01/28	320,848
Fiserv, Inc.
440,000	3.200	07/01/26	432,265
865,000	5.450	03/02/28	886,281
300,000	4.200	10/01/28	295,462
500,000	3.500	07/01/29	475,100
2,000,000	5.625	08/21/33	2,073,469
400,000	4.400	07/01/49	336,482
Hewlett Packard Enterprise Co.
400,000	4.400	09/25/27	398,517
1,400,000	5.000	10/15/34	1,381,906
300,000	6.350	10/15/45	320,057
HP, Inc.
1,000,000	5.500	01/15/33	1,021,903
IBM International Capital Pte Ltd.
910,000	5.300	02/05/54	865,060
International Business Machines Corp.
540,000	3.450	02/19/26	534,792
655,000	1.700	05/15/27	617,292
1,086,000	1.950	05/15/30	949,930
540,000	4.150	05/15/39	475,527
80,000	4.000	06/20/42	67,176
300,000	4.250	05/15/49	247,470
300,000	2.950	05/15/50	195,513
500,000	4.900	07/27/52	455,133
Intuit, Inc.
600,000	5.200	09/15/33	615,815
100,000	5.500	09/15/53	101,475
KLA Corp.
730,000	4.100	03/15/29	719,563
100,000	4.650	07/15/32	99,743
100,000	3.300	03/01/50	71,487
100,000	4.950	07/15/52	93,745
412,000	5.250	07/15/62	399,678
Lam Research Corp.
170,000	3.750	03/15/26	168,901
436,000	4.000	03/15/29	428,411
228,000	1.900	06/15/30	199,671
220,000	4.875	03/15/49	203,456
352,000	2.875	06/15/50	229,614
Meta Platforms, Inc.
1,750,000	3.500	08/15/27	1,717,497
1,180,000	4.600	05/15/28	1,192,658
290,000	4.800	05/15/30	295,607
100,000	3.850	08/15/32	94,788
750,000	4.950	05/15/33	761,668
800,000	4.450	08/15/52	697,418
400,000	5.600	05/15/53	411,100
410,000	4.650	08/15/62	358,628
360,000	5.750	05/15/63	373,354
670,000	5.550	08/15/64	677,788

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Microsoft Corp.
$2,240,000	2.400%	08/08/26	$2,187,407
87,000	3.300	02/06/27	85,749
670,000	3.500	02/12/35	621,422
470,000	3.450	08/08/36	422,817
81,000	4.100	02/06/37	77,169
214,000	4.450	11/03/45	202,053
300,000	3.700	08/08/46	245,897
270,000	4.250	02/06/47	246,912
1,047,000	2.525	06/01/50	665,620
620,000	2.500	09/15/50	390,470
1,540,000	2.921	03/17/52	1,057,951
632,000	2.675	06/01/60	387,849
400,000	3.041	03/17/62	264,800
Motorola Solutions, Inc.
624,000	4.600	05/23/29	620,544
386,000	2.750	05/24/31	343,628
NVIDIA Corp.
340,000	3.200	09/16/26	335,189
475,000	1.550	06/15/28	436,928
400,000	2.000	06/15/31	347,113
150,000	3.500	04/01/40	127,117
660,000	3.500	04/01/50	509,881
PayPal Holdings, Inc.
700,000	2.650	10/01/26	681,920
882,000	4.400	06/01/32	862,785
740,000	3.250	06/01/50	512,714
QUALCOMM, Inc.
304,000	3.250	05/20/27	297,530
200,000	1.300	05/20/28	182,128
126,000	2.150	05/20/30	112,357
892,000	1.650	05/20/32	723,114
320,000	4.650	05/20/35	314,108
358,000	4.800	05/20/45	330,852
250,000	4.300	05/20/47	212,478
1,510,000	4.500	05/20/52	1,302,072
100,000	6.000	05/20/53	106,734
Texas Instruments, Inc.
1,000,000	4.150	05/15/48	839,301
Uber Technologies, Inc.
2,365,000	4.800	09/15/34	2,315,646
VMware LLC
300,000	1.400	08/15/26	286,483
100,000	3.900	08/21/27	98,245

			73,090,984

Transportation – 1.5%
Burlington Northern Santa Fe LLC
220,000	5.750	05/01/40	232,855
92,000	4.450	03/15/43	82,415
180,000	4.900	04/01/44	170,288
180,000	4.150	04/01/45	153,723
92,000	3.900	08/01/46	74,646
252,000	4.150	12/15/48	210,686
268,000	3.550	02/15/50	201,371
600,000	3.300	09/15/51	426,529
992,000	4.450	01/15/53	861,193
CSX Corp.
450,000	3.800	03/01/28	442,101

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Transportation – (continued)
CSX Corp. – (continued)
$200,000	4.250%	03/15/29	$197,873
270,000	4.100	03/15/44	229,628
700,000	3.800	11/01/46	561,706
240,000	4.300	03/01/48	205,470
130,000	4.500	11/15/52	113,483
Federal Express Corp. Pass Through Trusts, Series 20-1, AA
569,530	1.875	02/20/34	478,216
FedEx Corp.
180,000	4.250	05/15/30(b)	175,490
180,000	2.400	05/15/31(b)	156,101
344,000	5.100	01/15/44(b)	315,552
430,000	4.750	11/15/45(b)	375,052
368,000	4.550	04/01/46(b)	308,794
Norfolk Southern Corp.
100,000	4.550	06/01/53	86,537
340,000	3.155	05/15/55	223,271
Union Pacific Corp.
130,000	2.400	02/05/30	117,393
1,368,000	2.800	02/14/32	1,212,196
165,000	3.200	05/20/41	127,116
278,000	3.799	10/01/51	216,884
95,000	2.950	03/10/52	62,305
408,000	3.839	03/20/60	305,527
446,000	3.799	04/06/71	316,140
United Airlines, Inc. Pass-Through Trust, Series 2024-1, AA
1,719,901	5.450	02/15/37	1,728,344
United Parcel Service, Inc.
100,000	3.400	03/15/29	96,171
940,000	4.875	03/03/33	944,599
300,000	5.150	05/22/34	305,336
250,000	6.200	01/15/38	273,758
910,000	3.750	11/15/47	712,907

			12,701,656

Wireless – 4.7%
American Tower Corp.
556,000	3.375	10/15/26	546,099
200,000	2.750	01/15/27	193,404
361,000	3.800	08/15/29	346,421
80,000	2.900	01/15/30	73,283
300,000	1.875	10/15/30	256,064
530,000	5.900	11/15/33	557,070
251,000	3.100	06/15/50	166,674
AT&T, Inc.
551,000	3.800	02/15/27	543,715
346,000	4.250	03/01/27	344,271
539,000	2.300	06/01/27	512,731
75,000	1.650	02/01/28	69,277
300,000	4.100	02/15/28	296,219
912,000	4.350	03/01/29	902,769
1,354,000	4.300	02/15/30	1,330,436
389,000	2.750	06/01/31	345,200
428,000	2.250	02/01/32	361,652
1,630,000	2.550	12/01/33	1,341,263
690,000	5.400	02/15/34	705,185
685,000	4.500	05/15/35	648,577
140,000	4.850	03/01/39	133,412
330,000	4.350	06/15/45	279,484

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Wireless – (continued)
AT&T, Inc. – (continued)
$435,000	4.750%	05/15/46	$387,083
293,000	4.500	03/09/48	248,701
225,000	4.550	03/09/49	192,623
538,000	3.650	06/01/51	393,279
130,000	3.300	02/01/52	88,526
1,500,000	3.500	09/15/53	1,052,173
1,358,000	3.550	09/15/55	945,708
530,000	3.800	12/01/57	382,418
1,059,000	3.650	09/15/59	733,100
192,000	3.850	06/01/60	138,256
Crown Castle, Inc.
305,000	3.800	02/15/28	297,123
Sprint Capital Corp.
470,000	6.875	11/15/28	502,464
694,000	8.750	03/15/32	837,571
T-Mobile USA, Inc.
390,000	1.500	02/15/26	378,497
600,000	2.250	02/15/26	587,020
775,000	3.750	04/15/27	763,628
350,000	2.050	02/15/28	326,299
655,000	4.950	03/15/28	660,617
50,000	4.800	07/15/28	50,346
234,000	2.625	02/15/29	216,888
490,000	3.375	04/15/29	465,010
2,381,000	3.875	04/15/30	2,280,498
1,060,000	2.550	02/15/31	931,100
192,000	2.875	02/15/31	172,259
353,000	2.250	11/15/31	300,843
508,000	2.700	03/15/32	439,140
500,000	5.050	07/15/33	498,549
1,430,000	5.750	01/15/34	1,494,718
640,000	4.375	04/15/40	571,095
500,000	3.000	02/15/41	368,191
750,000	4.500	04/15/50	637,878
750,000	3.300	02/15/51	515,065
600,000	3.400	10/15/52	414,376
200,000	5.650	01/15/53	199,179
500,000	5.750	01/15/54	504,726
400,000	3.600	11/15/60	275,735
225,000	5.800	09/15/62	227,849
Verizon Communications, Inc.
559,000	4.125	03/16/27	555,106
1,110,000	2.100	03/22/28	1,033,484
922,000	4.329	09/21/28	914,079
666,000	4.016	12/03/29	647,486
334,000	3.150	03/22/30	311,643
236,000	1.500	09/18/30	200,119
85,000	1.680	10/30/30	72,366
670,000	2.550	03/21/31	590,716
650,000	2.355	03/15/32	551,514
985,000	5.050	05/09/33	991,006
800,000	4.400	11/01/34	760,840
220,000	4.272	01/15/36	204,048
445,000	5.250	03/16/37	448,605
1,460,000	2.650	11/20/40	1,034,847
610,000	3.400	03/22/41	478,022
60,000	6.550	09/15/43	67,585

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Wireless – (continued)
Verizon Communications, Inc. – (continued)
$650,000	4.862%	08/21/46	$598,429
401,000	4.522	09/15/48	346,414
400,000	2.875	11/20/50	256,109
800,000	3.550	03/22/51	587,555
140,000	2.987	10/30/56	87,099
446,000	3.000	11/20/60	270,515
555,000	3.700	03/22/61	393,806

			40,833,130

TOTAL CORPORATE OBLIGATIONS (Cost $738,733,244)			708,314,522

Foreign Corporate Debt – 16.4%

Banks – 9.8%
Banco Bilbao Vizcaya Argentaria SA (Spain)
((US 1 Year CMT T-Note + 2.700%))
600,000	6.138	09/14/28(a)	617,301
((US 1 Year CMT T-Note + 1.950%))
100,000	6.033	03/13/35(a)	103,252
Banco Santander SA (Spain)
1,000,000	4.250	04/11/27	990,886
2,000,000	5.294	08/18/27	2,026,259
310,000	4.379	04/12/28	306,748
600,000	6.607	11/07/28	637,066
325,000	3.490	05/28/30	302,609
((US 1 Year CMT T-Note + 0.900%))
600,000	1.722	09/14/27(a)	573,658
((US 1 Year CMT T-Note + 2.000%))
200,000	4.175	03/24/28(a)	197,844
((US 1 Year CMT T-Note + 1.600%))
336,000	3.225	11/22/32(a)	295,725
Bank of Montreal (Canada)
100,000	5.266	12/11/26	101,420
1,050,000	5.203	02/01/28	1,067,752
240,000	5.717	09/25/28	248,127
((SOFR + 1.250%))
610,000	4.640	09/10/30(a)	607,266
((5 Year USD Swap + 1.432%))
810,000	3.803	12/15/32(a)	785,462
((US 5 Year CMT T-Note + 1.400%))
845,000	3.088	01/10/37(a)	722,589
((US 5 Year CMT T-Note + 3.010%))
250,000	7.300	11/26/84(a)	253,933
Bank of Nova Scotia (The) (Canada)
566,000	4.500	12/16/25	564,832
1,000,000	1.050	03/02/26	967,903
220,000	2.700	08/03/26	214,906
80,000	1.950	02/02/27	76,515
750,000	4.850	02/01/30	753,319

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Bank of Nova Scotia (The) (Canada) – (continued)
$530,000	2.450%	02/02/32	$455,228
490,000	5.650	02/01/34	508,900
Barclays PLC (United Kingdom)
((3M USD LIBOR + 3.054%))
600,000	5.088	06/20/30(a)	594,880
((US 1 Year CMT T-Note + 1.900%))
1,000,000	2.645	06/24/31(a)	889,776
((US 1 Year CMT T-Note + 1.200%))
1,000,000	2.667	03/10/32(a)	872,660
((US 1 Year CMT T-Note + 1.300%))
1,000,000	2.894	11/24/32(a)	868,542
((US 5 Year CMT T-Note + 2.900%))
500,000	3.564	09/23/35(a)	452,650
1,000,000	5.250	08/17/45	972,602
Canadian Imperial Bank of Commerce (Canada)
930,000	3.600	04/07/32	853,929
Cooperatieve Rabobank UA (Netherlands)
1,105,000	3.750	07/21/26	1,090,680
145,000	5.250	05/24/41	146,045
250,000	5.750	12/01/43	257,265
485,000	5.250	08/04/45	475,422
Deutsche Bank AG (Germany)
((SOFR + 1.219%))
1,574,000	2.311	11/16/27(a)	1,511,613
((SOFR + 1.318%))
1,390,000	2.552	01/07/28(a)	1,338,933
((SOFR + 3.180%))
800,000	6.720	01/18/29(a)	837,513
1,740,000	5.414	05/10/29	1,781,154
((SOFR + 3.043%))
410,000	3.547	09/18/31(a)	378,420
((SOFR + 1.718%))
370,000	3.035	05/28/32(a)	325,163
((SOFR + 2.257%))
480,000	3.742	01/07/33(a)	420,244
HSBC Holdings PLC (United Kingdom)
((TSFR3M + 1.808%))
1,005,000	4.041	03/13/28(a)	992,547
((SOFR + 1.060%))
750,000	5.597	05/17/28(a)	763,090
((SOFR + 2.610%))
710,000	5.210	08/11/28(a)	716,873
((SOFR + 1.732%))
200,000	2.013	09/22/28(a)	186,686
((SOFR + 3.350%))
290,000	7.390	11/03/28(a)	307,617
((SOFR + 1.970%))
873,000	6.161	03/09/29(a)	905,781
((TSFR3M + 1.796%))
830,000	4.583	06/19/29(a)	823,191
((TSFR3M + 1.872%))
771,000	3.973	05/22/30(a)	742,013

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
((SOFR + 1.187%))
$500,000	2.804%	05/24/32(a)	$435,895
((SOFR + 2.870%))
502,000	5.402	08/11/33(a)	507,989
((SOFR + 4.250%))
790,000	8.113	11/03/33(a)	908,545
((SOFR + 2.390%))
1,420,000	6.254	03/09/34(a)	1,508,132
((SOFR + 2.980%))
1,000,000	6.547	06/20/34(a)	1,054,262
((SOFR + 3.020%))
300,000	7.399	11/13/34(a)	334,422
167,000	6.100	01/14/42	181,108
((SOFR + 2.650%))
400,000	6.332	03/09/44(a)	433,911
HSBC Holdings PLC, Series ** (United Kingdom)
1,344,000	6.500	09/15/37	1,419,023
Lloyds Banking Group PLC (United Kingdom)
400,000	4.582	12/10/25	398,669
1,500,000	3.750	01/11/27	1,478,192
940,000	4.375	03/22/28	930,294
200,000	5.300	12/01/45	187,043
490,000	4.344	01/09/48	393,936
((3M USD LIBOR + 1.205%))
1,420,000	3.574	11/07/28(a)	1,376,542
Mitsubishi UFJ Financial Group, Inc. (Japan)
((US 1 Year CMT T-Note + 0.670%))
200,000	1.640	10/13/27(a)	191,052
((US 1 Year CMT T-Note + 0.830%))
1,300,000	2.341	01/19/28(a)	1,249,368
170,000	3.961	03/02/28	167,591
174,000	3.741	03/07/29	168,986
415,000	3.751	07/18/39	360,329
((US 1 Year CMT T-Note + 1.950%))
1,020,000	5.017	07/20/28(a)	1,027,573
((US 1 Year CMT T-Note + 1.900%))
300,000	5.354	09/13/28(a)	305,631
((US 1 Year CMT T-Note + 1.380%))
1,800,000	5.422	02/22/29(a)	1,842,633
((US 1 Year CMT T-Note + 0.950%))
200,000	2.309	07/20/32(a)	171,622
((US 1 Year CMT T-Note + 1.100%))
500,000	2.852	01/19/33(a)	439,583
((US 1 Year CMT T-Note + 2.125%))
200,000	5.133	07/20/33(a)	202,053
((US 1 Year CMT T-Note + 1.630%))
1,000,000	5.441	02/22/34(a)	1,029,829

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Mizuho Financial Group, Inc. (Japan)
((TSFR3M + 1.532%))
$760,000	1.979%	09/08/31(a)	$653,176
390,000	2.564	09/13/31	335,664
((US 1 Year CMT T-Note + 2.400%))
1,000,000	5.669	09/13/33(a)	1,038,486
((US 1 Year CMT T-Note + 1.300%))
2,000,000	5.579	05/26/35(a)	2,070,285
National Australia Bank Ltd. (Australia)
1,150,000	5.087	06/11/27	1,166,591
National Bank of Canada (Canada)
3,090,000	4.500	10/10/29	3,050,562
Royal Bank of Canada (Canada)
230,000	1.200	04/27/26	222,007
800,000	3.625	05/04/27	787,325
((SOFRINDX + 0.720%))
880,000	4.510	10/18/27(a)	879,541
Royal Bank of Canada, GMTN (Canada)
920,000	0.875	01/20/26	891,795
243,000	4.650	01/27/26	242,767
250,000	5.200	07/20/26	252,985
264,000	1.400	11/02/26	251,540
500,000	4.240	08/03/27	497,876
1,000,000	4.900	01/12/28	1,012,073
1,000,000	4.950	02/01/29	1,011,682
250,000	2.300	11/03/31	215,827
300,000	5.000	02/01/33	300,981
300,000	5.000	05/02/33	300,942
Santander UK Group Holdings PLC (United Kingdom)
((SOFR + 0.989%))
820,000	1.673	06/14/27(a)	788,018
((3M USD LIBOR +
1.400%))
1,260,000	3.823	11/03/28(a)	1,224,031
Sumitomo Mitsui Financial Group, Inc. (Japan)
300,000	0.948	01/12/26	291,236
900,000	2.632	07/14/26	877,883
880,000	1.402	09/17/26	840,896
240,000	3.446	01/11/27	235,708
390,000	5.716	09/14/28	403,951
300,000	1.902	09/17/28	272,993
1,540,000	5.316	07/09/29	1,568,536
300,000	5.424	07/09/31	309,266
2,485,000	5.808	09/14/33	2,633,588
UBS AG (Switzerland)
300,000	5.000	07/09/27	304,255
500,000	4.500	06/26/48	439,636
UBS Group AG (Switzerland)
((SOFR + 3.730%))
3,500,000	4.194	04/01/31(a)(b)	3,378,088
1,000,000	4.875	05/15/45	916,098
Westpac Banking Corp. (Australia)
((US 1 Year CMT T-Note + 2.680%))
140,000	5.405	08/10/33(a)	140,140
270,000	6.820	11/17/33	297,846

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
((US 5 Year CMT T-Note + 1.750%))
$500,000	2.668%	11/15/35(a)	$436,321
((US 1 Year CMT T-Note + 1.200%))
2,100,000	5.618	11/20/35(a)	2,112,882
Westpac Banking Corp., GMTN (Australia)
(5 Year USD Swap + 2.236%)
700,000	4.322	11/23/31(a)	693,384

			84,935,863

Basic Industry – 0.0%
Smurfit Kappa Treasury ULC (Ireland)
250,000	5.438	04/03/34(b)	254,895

Beverages – 0.2%
Coca-Cola Femsa SAB de CV (Mexico)
930,000	2.750	01/22/30	848,249
Fomento Economico Mexicano SAB de CV (Mexico)
630,000	3.500	01/16/50	472,106

			1,320,355

Brokerage – 0.4%
Brookfield Finance, Inc. (Canada)
719,000	4.350	04/15/30	703,336
100,000	3.500	03/30/51	71,326
Nomura Holdings, Inc. (Japan)
300,000	1.653	07/14/26	288,422
300,000	2.172	07/14/28	275,958
300,000	2.679	07/16/30	268,054
550,000	2.608	07/14/31	478,152
606,000	2.999	01/22/32	531,795
1,115,000	5.783	07/03/34	1,152,304

			3,769,347

Consumer Cyclical – 0.0%
Toyota Motor Corp. (Japan)
80,000	1.339	03/25/26	77,494

Consumer Noncyclical – 1.4%
Astrazeneca Finance LLC (United Kingdom)
100,000	1.200	05/28/26	96,420
400,000	4.875	03/03/28	406,652
200,000	1.750	05/28/28	184,473
1,000,000	4.850	02/26/29	1,012,974
300,000	2.250	05/28/31	262,129
AstraZeneca PLC (United Kingdom)
1,000,000	4.000	01/17/29	986,272
470,000	6.450	09/15/37	529,870
200,000	4.375	08/17/48	176,624
100,000	3.000	05/28/51	68,423
BAT Capital Corp. (United Kingdom)
500,000	6.343	08/02/30	535,155
1,450,000	4.390	08/15/37	1,289,146
GlaxoSmithKline Capital PLC (United Kingdom)
314,000	3.375	06/01/29	301,237
GlaxoSmithKline Capital, Inc. (United Kingdom)
775,000	3.875	05/15/28	765,985
811,000	6.375	05/15/38	904,567
Novartis Capital Corp. (United States)
1,000,000	2.000	02/14/27	959,483

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Consumer Noncyclical – (continued)
Reynolds American, Inc. (United Kingdom)
$1,668,000	5.700%	08/15/35	$1,705,945
134,000	5.850	08/15/45	131,437
Takeda Pharmaceutical Co. Ltd. (Japan)
2,000,000	3.025	07/09/40	1,522,942

			11,839,734

Consumer Products – 0.2%
Unilever Capital Corp. (United Kingdom)
100,000	2.900	05/05/27	97,231
300,000	4.250	08/12/27	299,998
500,000	3.500	03/22/28	489,032
700,000	2.125	09/06/29	634,988
200,000	1.750	08/12/31	169,220
120,000	5.900	11/15/32	130,161
250,000	5.000	12/08/33	255,111

			2,075,741

Energy – 0.9%
Canadian Natural Resources Ltd. (Canada)
354,000	3.850	06/01/27	348,453
300,000	6.250	03/15/38	315,065
Canadian Natural Resources Ltd., GMTN (Canada)
364,000	4.950	06/01/47	320,685
Enbridge, Inc. (Canada)
200,000	5.900	11/15/26	204,472
200,000	6.000	11/15/28	208,822
484,000	3.125	11/15/29	451,134
170,000	6.200	11/15/30	180,349
400,000	2.500	08/01/33	327,602
280,000	3.400	08/01/51	191,827
((TSFR3M + 3.903%))
570,000	6.250	03/01/78(a)	569,288
TotalEnergies Capital International SA (France)
174,000	2.829	01/10/30	161,612
231,000	2.986	06/29/41	170,870
160,000	3.461	07/12/49	116,105
500,000	3.127	05/29/50	340,620
340,000	3.386	06/29/60	229,012
TotalEnergies Capital SA (France)
96,000	3.883	10/11/28	94,395
950,000	5.150	04/05/34	959,961
1,190,000	5.488	04/05/54	1,176,371
TransCanada PipeLines Ltd. (Canada)
665,000	6.200	10/15/37	704,081
650,000	7.625	01/15/39	775,170
150,000	5.100	03/15/49	141,586

			7,987,480

Financial Company – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
952,000	2.450	10/29/26	918,985
300,000	3.000	10/29/28	282,518
200,000	5.100	01/19/29	202,383
632,000	3.300	01/30/32	563,548
300,000	3.400	10/29/33	261,181
480,000	3.850	10/29/41	388,779

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Financial Company – (continued)
((US 5 Year CMT T-Note + 2.720%))
$830,000	6.950%	03/10/55(a)	$855,271
Brookfield Finance, Inc. (Canada)
686,000	3.900	01/25/28	674,504
120,000	4.850	03/29/29	120,648
237,000	4.700	09/20/47	210,675

			4,478,492

Food and Beverage – 0.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
1,480,000	4.700	02/01/36	1,438,159
1,969,000	4.900	02/01/46	1,841,416
Anheuser-Busch InBev Finance, Inc. (Belgium)
568,000	4.900	02/01/46	531,195
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
450,000	4.000	04/13/28	445,905
628,000	4.750	01/23/29	633,817
281,000	4.900	01/23/31	285,458
340,000	5.450	01/23/39	348,682
240,000	4.350	06/01/40	221,751
244,000	4.950	01/15/42	233,502
756,000	4.439	10/06/48	657,856
632,000	5.550	01/23/49	641,964
797,000	5.800	01/23/59	837,362

			8,117,067

Forest Products & Paper – 0.2%
Suzano Austria GmbH (Brazil)
1,118,000	6.000	01/15/29	1,141,115
Suzano Austria GmbH, Series DM3N (Brazil)
538,000	3.125	01/15/32	458,707

			1,599,822

Insurance – 0.1%
AXA SA (France)
485,000	8.600	12/15/30	572,167

Internet – 0.1%
Alibaba Group Holding Ltd. (China)
400,000	2.700	02/09/41	285,412
400,000	4.400	12/06/57	336,096
500,000	3.250	02/09/61	330,255

			951,763

Lodging – 0.1%
Sands China Ltd. (Macau)
500,000	3.800	01/08/26	496,433
740,000	5.400	08/08/28	743,869

			1,240,302

Metals and Mining – 0.2%
BHP Billiton Finance USA Ltd. (Australia)
1,345,000	5.500	09/08/53	1,371,543
Rio Tinto Finance USA Ltd. (Australia)
160,000	2.750	11/02/51	100,581
Rio Tinto Finance USA PLC (Australia)
160,000	4.125	08/21/42	137,199

			1,609,323

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Mining – 0.3%
Barrick North America Finance LLC (Canada)
$700,000	5.750%	05/01/43	$714,616
Southern Copper Corp. (Mexico)
941,000	7.500	07/27/35	1,076,424
186,000	6.750	04/16/40	202,916
76,000	5.250	11/08/42	70,774
86,000	5.875	04/23/45	85,134
Vale Overseas Ltd. (Brazil)
196,000	6.875	11/10/39	216,338
500,000	6.400	06/28/54	505,895

			2,872,097

Natural Gas – 0.1%
South Bow USA Infrastructure Holdings LLC (Canada)
400,000	5.026	10/01/29(b)	398,766

Semiconductors – 0.1%
TSMC Arizona Corp. (Taiwan)
350,000	2.500	10/25/31	308,747
450,000	3.125	10/25/41	359,955

			668,702

Technology – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
555,000	4.300	06/18/29	546,942
226,000	3.400	05/01/30	212,102
263,000	2.500	05/11/31	229,144
393,000	2.650	02/15/32	338,552
285,000	5.000	01/15/33	283,579

			1,610,319

Transportation – 0.1%
Canadian Pacific Railway Co. (Canada)
760,000	2.450	12/02/31	661,804
400,000	6.125	09/15/15	425,007

			1,086,811

Wireless – 0.3%
Rogers Communications, Inc. (Canada)
390,000	5.300	02/15/34	388,332
700,000	5.000	03/15/44	637,977
270,000	3.700	11/15/49	192,855
Vodafone Group PLC (United Kingdom)
1,050,000	4.875	06/19/49	920,115

			2,139,279

Wirelines – 0.3%
Deutsche Telekom International Finance BV (Germany)
2,085,000	8.750	06/15/30	2,447,883

TOTAL FOREIGN CORPORATE DEBT (Cost $143,622,025)			142,053,702

Shares	Dividend Rate	Value

Investment Company – 0.5%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
4,398,357	4.287%	$4,398,357
(Cost $4,398,357)

TOTAL INVESTMENTS – 98.8% (Cost $886,753,626)		$854,766,581

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		10,060,044

NET ASSETS – 100.0%		$864,826,625

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2025.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
TSFR	—Term Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 94.8%
U.S. Treasury Bills
$100,000,000	4.285%	04/01/25	$99,660,722
36,133,500	4.285	04/01/25	36,010,907
999,000	4.285	04/01/25	995,611
200,000	4.288	04/01/25	199,321
130,000	4.291	04/01/25	129,559
14,611,400	4.445	04/01/25	14,561,827
390,000	4.276	04/03/25	388,586
390,000	4.279	04/03/25	388,586
96,000	4.281	04/03/25	95,652
660,000	4.281	04/03/25	657,607
330,000	4.281	04/03/25	328,803
528,000	4.282	04/03/25	526,086
910,000	4.283	04/03/25	906,700
2,331,000	4.285	04/03/25	2,322,548
845,000	4.285	04/03/25	841,936
455,000	4.285	04/03/25	453,350
585,000	4.286	04/03/25	582,879
330,000	4.287	04/03/25	328,803
1,170,000	4.289	04/03/25	1,165,758
320,000	4.290	04/03/25	318,840
364,000	4.297	04/03/25	362,680
144,000	4.299	04/03/25	143,478
72,000	4.299	04/03/25	71,739
1,950,000	4.299	04/03/25	1,942,929
208,000	4.299	04/03/25	207,246
260,000	4.307	04/03/25	259,057
432,000	4.309	04/03/25	430,434
260,000	4.311	04/03/25	259,057
1,300,000	4.311	04/03/25	1,295,286
22,830,000	4.314	04/03/25	22,747,220
6,563,300	4.314	04/03/25	6,539,502
78,281,700	4.314	04/03/25	77,997,856
2,141,200	4.319	04/03/25	2,133,436
14,860,300	4.319	04/03/25	14,806,418
42,825,300	4.319	04/03/25	42,670,019
50,000,000	4.320	04/03/25	49,818,704
6,563,300	4.320	04/03/25	6,539,502
650,000	4.321	04/03/25	647,643
56,563,300	4.325	04/03/25	56,358,206
23,834,800	4.335	04/03/25	23,748,377
50,677,700	4.527	04/03/25	50,493,946
459,000	4.262	04/08/25	457,074
340,000	4.271	04/08/25	338,573
999,000	4.273	04/08/25	994,808
102,000	4.274	04/08/25	101,572
238,000	4.275	04/08/25	237,001
221,000	4.279	04/08/25	220,073
119,000	4.279	04/08/25	118,501
102,000	4.280	04/08/25	101,572
153,000	4.283	04/08/25	152,358
238,000	4.288	04/08/25	237,001
102,000	4.288	04/08/25	101,572
221,000	4.288	04/08/25	220,073
136,000	4.289	04/08/25	135,429
136,000	4.293	04/08/25	135,429
510,000	4.296	04/08/25	507,860
68,000	4.298	04/08/25	67,715
255,000	4.298	04/08/25	253,930
50,000,000	4.299	04/08/25	49,790,167

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$5,825,800	4.299%	04/08/25	$5,801,351
85,000	4.300	04/08/25	84,643
170,000	4.301	04/08/25	169,287
136,000	4.301	04/08/25	135,429
68,000	4.304	04/08/25	67,715
459,000	4.304	04/08/25	457,074
238,000	4.304	04/08/25	237,001
36,000	4.309	04/08/25	35,849
216,000	4.309	04/08/25	215,094
170,000	4.312	04/08/25	169,287
68,000	4.317	04/08/25	67,715
340,000	4.317	04/08/25	338,573
476,000	4.328	04/08/25	474,002
306,000	4.335	04/08/25	304,716
89,207,200	4.359	04/08/25	88,832,828
297,000	4.262	04/10/25	295,680
220,000	4.265	04/10/25	219,022
371,000	4.271	04/10/25	369,351
689,000	4.271	04/10/25	685,938
66,000	4.276	04/10/25	65,707
143,000	4.279	04/10/25	142,364
318,000	4.282	04/10/25	316,587
742,000	4.286	04/10/25	738,702
208,000	4.287	04/10/25	207,076
1,040,000	4.288	04/10/25	1,035,378
1,924,000	4.288	04/10/25	1,915,449
99,000	4.289	04/10/25	98,560
265,000	4.291	04/10/25	263,822
520,000	4.294	04/10/25	517,689
424,000	4.296	04/10/25	422,116
795,000	4.300	04/10/25	791,467
530,000	4.302	04/10/25	527,644
424,000	4.302	04/10/25	422,116
200,000,000	4.305	04/10/25	199,111,114
36,783,600	4.305	04/10/25	36,620,118
208,000	4.305	04/10/25	207,076
1,560,000	4.312	04/10/25	1,553,067
25,000,000	4.488	04/10/25	24,888,889
28,133,800	4.488	04/10/25	28,008,761
98,000	4.257	04/15/25	97,508
182,000	4.257	04/15/25	181,085
84,000	4.262	04/15/25	83,578
196,000	4.268	04/15/25	195,015
378,000	4.276	04/15/25	376,101
112,000	4.279	04/15/25	111,437
140,000	4.279	04/15/25	139,297
84,000	4.284	04/15/25	83,578
280,000	4.285	04/15/25	278,593
1,332,000	4.287	04/15/25	1,325,307
126,000	4.287	04/15/25	125,367
210,000	4.292	04/15/25	208,945
112,000	4.293	04/15/25	111,437
182,000	4.297	04/15/25	181,085
280,000	4.297	04/15/25	278,593
70,000	4.298	04/15/25	69,648
112,000	4.298	04/15/25	111,437
42,000	4.302	04/15/25	41,789
56,000	4.302	04/15/25	55,719
126,000	4.302	04/15/25	125,367

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$210,000	4.302%	04/15/25	$208,945
196,000	4.302	04/15/25	195,015
84,000	4.304	04/15/25	83,578
168,000	4.304	04/15/25	167,156
420,000	4.304	04/15/25	417,890
140,000	4.305	04/15/25	139,297
56,000	4.306	04/15/25	55,719
280,000	4.307	04/15/25	278,593
56,000	4.307	04/15/25	55,719
25,659,100	4.308	04/15/25	25,530,169
100,000,000	4.308	04/15/25	99,497,522
392,000	4.332	04/15/25	390,030
1,576,300	4.333	04/15/25	1,568,379
7,187,800	4.333	04/15/25	7,151,683
5,152,800	4.333	04/15/25	5,126,908
2,080,300	4.333	04/15/25	2,069,847
3,182,900	4.333	04/15/25	3,166,907
2,013,400	4.334	04/15/25	2,003,283
4,589,300	4.334	04/15/25	4,566,240
2,510,900	4.334	04/15/25	2,498,283
7,153,200	4.334	04/15/25	7,117,257
4,105,500	4.334	04/15/25	4,084,871
2,653,600	4.334	04/15/25	2,640,266
21,985,000	4.339	04/15/25	21,874,530
8,984,800	4.339	04/15/25	8,939,653
364,000	4.277	04/22/25	361,868
520,000	4.289	04/22/25	516,955
104,000	4.289	04/22/25	103,391
260,000	4.291	04/22/25	258,477
208,000	4.293	04/22/25	206,782
90,848,800	4.295	04/22/25	90,316,795
390,000	4.295	04/22/25	387,716
104,000	4.297	04/22/25	103,391
130,000	4.297	04/22/25	129,239
780,000	4.298	04/22/25	775,432
1,702,000	4.300	04/22/25	1,692,033
116,796,300	4.311	04/22/25	116,112,348
88,000	4.311	04/22/25	87,485
198,000	4.319	04/22/25	196,841
25,482,000	4.339	04/22/25	25,332,779
25,852,100	4.344	04/22/25	25,700,712
120,000	4.282	04/24/25	119,270
260,000	4.285	04/24/25	258,419
192,000	4.294	04/24/25	190,833
999,000	4.294	04/24/25	992,926
120,000	4.301	04/24/25	119,270
240,000	4.301	04/24/25	238,541
18,874,500	4.304	04/24/25	18,759,734
131,678,900	4.488	04/24/25	130,878,232
18,297,300	4.313	04/29/25	18,175,325
40,000,000	4.298	05/01/25	39,723,361
259,000	4.308	05/01/25	257,209
294,000	4.099	05/15/25	291,511
840,000	4.099	05/15/25	832,888
252,000	4.099	05/15/25	249,866
624,000	4.102	05/15/25	618,717
1,053,000	4.102	05/15/25	1,044,084
507,000	4.102	05/15/25	502,707
574,000	4.108	05/15/25	569,140

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$287,000	4.108%	05/15/25	$284,570
539,000	4.114	05/15/25	534,436
369,000	4.117	05/15/25	365,876
600,000	4.124	05/15/25	594,920
168,000	4.125	05/15/25	166,578
294,000	4.125	05/15/25	291,511
205,000	4.128	05/15/25	203,264
1,230,000	4.182	05/15/25	1,219,585
492,000	4.206	05/15/25	487,834
410,000	4.216	05/15/25	406,528
456,000	4.246	05/15/25	452,139
1,600,000	4.247	05/15/25	1,586,453
1,027,000	4.261	05/15/25	1,018,304
608,000	4.261	05/15/25	602,852
2,738,000	4.270	05/15/25	2,714,817
1,140,000	4.272	05/15/25	1,130,348
1,001,000	4.272	05/15/25	992,524
539,000	4.272	05/15/25	534,436
684,000	4.275	05/15/25	678,209
1,064,000	4.277	05/15/25	1,054,991
380,000	4.279	05/15/25	376,783
468,000	4.280	05/15/25	464,037
164,000	4.280	05/15/25	162,611
246,000	4.280	05/15/25	243,917
205,000	4.280	05/15/25	203,264
770,000	4.290	05/15/25	763,480
770,000	4.294	05/15/25	763,480
616,000	4.294	05/15/25	610,784
308,000	4.301	05/15/25	305,392
2,310,000	4.304	05/15/25	2,290,441
308,000	4.310	05/15/25	305,392
1,540,000	4.310	05/15/25	1,526,961
615,000	4.317	05/15/25	609,793
328,000	4.326	05/15/25	325,223
336,000	4.333	05/15/25	333,155
287,000	4.339	05/15/25	284,570
205,000	4.353	05/15/25	203,264
84,000	4.353	05/15/25	83,289
492,000	4.364	05/15/25	487,834
126,000	4.371	05/15/25	124,933
294,000	4.371	05/15/25	291,511
168,000	4.373	05/15/25	166,578
252,000	4.373	05/15/25	249,866
84,000	4.380	05/15/25	83,289
5,189,100	4.384	05/15/25	5,145,163
205,000	4.385	05/15/25	203,264
82,000	4.387	05/15/25	81,306
369,000	4.387	05/15/25	365,876
168,000	4.396	05/15/25	166,578
210,000	4.404	05/15/25	208,222
378,000	4.404	05/15/25	374,799
158,000	4.416	05/15/25	156,662
126,000	4.423	05/15/25	124,933
246,000	4.426	05/15/25	243,917
574,000	4.426	05/15/25	569,140
1,558,000	4.426	05/15/25	1,544,808
492,000	4.428	05/15/25	487,834
324,000	4.438	05/15/25	321,257
42,581,000	4.441	05/15/25	42,220,463

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$2,419,000	4.443%	05/15/25	$2,398,518
1,312,000	4.443	05/15/25	1,300,891
252,000	4.449	05/15/25	249,866
98,000	4.449	05/15/25	97,170
833,000	4.454	05/15/25	825,947
490,000	4.454	05/15/25	485,851
392,000	4.454	05/15/25	388,681
640,000	4.455	05/15/25	634,581
720,000	4.455	05/15/25	713,904
540,000	4.461	05/15/25	535,428
864,000	4.461	05/15/25	856,684
632,000	4.464	05/15/25	626,649
245,000	4.473	05/15/25	242,926
175,000,000	4.474	05/15/25	173,518,260
738,000	4.518	05/15/25	731,751
287,000	4.518	05/15/25	284,570
738,000	4.524	05/15/25	731,751
574,000	4.527	05/15/25	569,140
154,300	4.537	05/15/25	152,994
220,000	4.537	05/15/25	218,137
1,066,000	4.544	05/15/25	1,056,974
287,000	4.544	05/15/25	284,570
1,230,000	4.545	05/15/25	1,219,585
492,000	4.545	05/15/25	487,834
246,000	4.560	05/15/25	243,917
82,000	4.591	05/15/25	81,306
205,000	4.607	05/15/25	203,264
164,000	4.623	05/15/25	162,611
328,000	4.663	05/15/25	325,223
2,583,000	4.665	05/15/25	2,561,130
287,000	4.789	05/15/25	284,570
205,000	4.789	05/15/25	203,264
615,000	4.875	05/15/25	609,793
228,000	4.899	05/15/25	226,070
504,000	4.916	05/15/25	499,733
820,000	4.955	05/15/25	813,057
246,000	4.961	05/15/25	243,917
82,000	4.961	05/15/25	81,306
246,000	4.976	05/15/25	243,917
336,000	5.074	05/15/25	333,155
172,000	5.084	05/15/25	170,544
215,000	5.084	05/15/25	213,180
252,000	5.124	05/15/25	249,866
205,000	5.131	05/15/25	203,264
420,000	5.149	05/15/25	416,444
294,000	5.149	05/15/25	291,511
336,000	5.149	05/15/25	333,155
123,000	5.158	05/15/25	121,959
246,000	5.158	05/15/25	243,917
164,000	5.164	05/15/25	162,611
615,000	5.164	05/15/25	609,793
287,000	5.164	05/15/25	284,570
533,000	5.166	05/15/25	528,487
168,000	5.171	05/15/25	166,578
84,000	5.171	05/15/25	83,289
126,000	5.175	05/15/25	124,933
1,469,300	5.184	05/15/25	1,456,859
164,000	5.193	05/15/25	162,611
533,000	5.222	05/15/25	528,487

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$56,000	5.241%	05/15/25	$55,526
122,847,500	5.263	05/15/25	121,807,340
28,822,900	5.263	05/15/25	28,578,854
88,000	4.255	05/20/25	87,204
55,000	4.258	05/20/25	54,502
110,000	4.258	05/20/25	109,005
55,000	4.271	05/20/25	54,502
962,000	4.273	05/20/25	953,295
140,000	4.280	05/20/25	138,733
50,000,000	4.283	05/20/25	49,547,554
37,164,800	4.283	05/20/25	36,828,498
300,000	4.290	05/20/25	297,285
40,000	4.295	05/20/25	39,638
100,000	4.295	05/20/25	99,095
50,000,000	4.303	05/20/25	49,547,554
7,802,200	4.303	05/20/25	7,731,598
200,000	4.317	05/20/25	198,190
40,000	4.317	05/20/25	39,638
162,000	4.240	05/22/25	160,497
378,000	4.247	05/22/25	374,493
162,000	4.247	05/22/25	160,497
351,000	4.251	05/22/25	347,743
729,000	4.252	05/22/25	722,236
540,000	4.255	05/22/25	534,989
405,000	4.259	05/22/25	401,242
224,000	4.260	05/22/25	221,921
216,000	4.261	05/22/25	213,996
243,000	4.263	05/22/25	240,745
486,000	4.265	05/22/25	481,490
405,000	4.265	05/22/25	401,242
243,000	4.265	05/22/25	240,745
81,000	4.265	05/22/25	80,248
756,000	4.266	05/22/25	748,985
1,147,000	4.273	05/22/25	1,136,357
189,000	4.274	05/22/25	187,246
351,000	4.274	05/22/25	347,743
135,000	4.275	05/22/25	133,747
168,000	4.277	05/22/25	166,441
336,000	4.277	05/22/25	332,882
378,000	4.277	05/22/25	374,493
216,000	4.278	05/22/25	213,996
270,000	4.278	05/22/25	267,495
162,000	4.284	05/22/25	160,497
22,664,300	4.287	05/22/25	22,453,996
56,000	4.294	05/22/25	55,480
336,000	4.294	05/22/25	332,882
108,000	4.297	05/22/25	106,998
270,000	4.298	05/22/25	267,495
270,000	4.300	05/22/25	267,495
216,000	4.302	05/22/25	213,996
810,000	4.304	05/22/25	802,484
108,000	4.309	05/22/25	106,998
540,000	4.309	05/22/25	534,989
270,000	4.343	05/22/25	267,495
3,283,000	4.385	05/22/25	3,252,537
52,000	4.414	05/22/25	51,517
138,788,000	4.458	05/22/25	137,500,176
96,000	4.246	05/29/25	95,030
240,000	4.249	05/29/25	237,576

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$72,000	4.256%	05/29/25	$71,273
168,000	4.256	05/29/25	166,303
84,000	4.257	05/29/25	83,152
108,000	4.257	05/29/25	106,909
180,000	4.257	05/29/25	178,182
168,000	4.257	05/29/25	166,303
156,000	4.260	05/29/25	154,424
19,966,900	4.264	05/29/25	19,765,211
128,000	4.265	05/29/25	126,707
324,000	4.266	05/29/25	320,727
144,000	4.269	05/29/25	142,545
104,000	4.272	05/29/25	102,949
112,000	4.273	05/29/25	110,869
208,000	4.273	05/29/25	205,899
96,000	4.275	05/29/25	95,030
240,000	4.275	05/29/25	237,576
160,000	4.278	05/29/25	158,384
2,294,000	4.281	05/29/25	2,270,828
80,000	4.284	05/29/25	79,192
156,000	4.285	05/29/25	154,424
78,000	4.285	05/29/25	77,212
224,000	4.286	05/29/25	221,737
75,000,000	4.288	05/29/25	74,242,413
336,000	4.289	05/29/25	332,606
288,000	4.290	05/29/25	285,091
104,000	4.291	05/29/25	102,949
24,000	4.293	05/29/25	23,758
144,000	4.293	05/29/25	142,545
150,000,000	4.301	05/29/25	148,484,825
37,246,900	4.301	05/29/25	36,870,663
64,000	4.307	05/29/25	63,354
320,000	4.307	05/29/25	316,768
64,000	4.311	05/29/25	63,354
480,000	4.313	05/29/25	475,151
50,000,000	4.459	05/29/25	49,494,942
13,643,300	4.459	05/29/25	13,505,487
108,000	4.240	06/05/25	106,825
360,000	4.242	06/05/25	356,084
252,000	4.254	06/05/25	249,259
108,000	4.254	06/05/25	106,825
162,000	4.256	06/05/25	160,238
126,000	4.257	06/05/25	124,629
234,000	4.257	06/05/25	231,455
486,000	4.258	06/05/25	480,714
234,000	4.261	06/05/25	231,455
324,000	4.265	06/05/25	320,476
270,000	4.265	06/05/25	267,063
162,000	4.265	06/05/25	160,238
54,000	4.265	06/05/25	53,413
144,000	4.266	06/05/25	142,434
90,000	4.266	06/05/25	89,021
180,000	4.266	06/05/25	178,042
144,000	4.267	06/05/25	142,434
108,000	4.270	06/05/25	106,825
666,000	4.270	06/05/25	658,756
252,000	4.275	06/05/25	249,259
90,000	4.278	06/05/25	89,021
180,000	4.283	06/05/25	178,042
144,000	4.283	06/05/25	142,434

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$504,000	4.285%	06/05/25	$498,518
108,000	4.288	06/05/25	106,825
216,000	4.288	06/05/25	213,650
540,000	4.295	06/05/25	534,126
144,000	4.298	06/05/25	142,434
180,000	4.302	06/05/25	178,042
36,000	4.302	06/05/25	35,608
216,000	4.302	06/05/25	213,650
72,000	4.308	06/05/25	71,217
360,000	4.315	06/05/25	356,084
72,000	4.315	06/05/25	71,217
180,000	4.318	06/05/25	178,042
1,889,300	4.323	06/05/25	1,868,749
170,000	4.334	06/05/25	168,151
89,790,800	4.377	06/05/25	88,814,115
2,126,000	4.390	06/05/25	2,102,875
270,000	4.271	06/12/25	266,841
144,000	4.275	06/12/25	142,315
629,000	4.278	06/12/25	621,642
90,000	4.281	06/12/25	88,947
200,000	4.331	06/12/25	197,660
98,076,800	5.198	06/12/25	96,929,437
777,000	4.287	06/17/25	767,446
100,000,000	4.311	06/17/25	98,770,367
1,596,800	4.311	06/17/25	1,577,165
15,668,900	4.339	06/17/25	15,476,230
962,000	4.294	06/24/25	949,379
146,703,700	4.318	06/24/25	144,778,948
1,924,000	4.274	06/26/25	1,898,433
293,461,300	4.286	06/26/25	289,561,701
168,000	4.262	07/03/25	165,631
294,000	4.276	07/03/25	289,855
777,000	4.279	07/03/25	766,045
315,000	4.280	07/03/25	310,559
105,000	4.283	07/03/25	103,520
116,075,800	4.295	07/03/25	114,439,215
504,000	4.300	07/03/25	496,894
84,000	4.302	07/03/25	82,816
630,000	4.314	07/03/25	621,117
210,000	4.337	07/03/25	207,039
128,000	4.269	07/10/25	126,090
224,000	4.276	07/10/25	220,657
160,000	4.281	07/10/25	157,612
80,000	4.281	07/10/25	78,806
592,000	4.287	07/10/25	583,165
80,000	4.301	07/10/25	78,806
450,000	4.311	07/10/25	443,284
60,000	4.315	07/10/25	59,105
300,000	4.315	07/10/25	295,523
60,000	4.316	07/10/25	59,105
150,000	4.326	07/10/25	147,761
84,000	4.854	07/10/25	82,746
76,026,900	4.859	07/10/25	74,892,213
140,000	4.883	07/10/25	137,911
1,244,000	4.898	07/10/25	1,225,434
9,123,900	4.939	07/10/25	8,987,727
128,000	4.278	07/17/25	125,983
224,000	4.284	07/17/25	220,470
37,166,800	4.288	07/17/25	36,581,126

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$50,000,000	4.288%	07/17/25	$49,212,101
160,000	4.293	07/17/25	157,479
80,000	4.293	07/17/25	78,739
80,000	4.296	07/17/25	78,739
592,000	4.297	07/17/25	582,671
64,000	4.308	07/17/25	62,991
480,000	4.311	07/17/25	472,436
160,000	4.313	07/17/25	157,479
320,000	4.317	07/17/25	314,957
64,000	4.317	07/17/25	62,991
160,000	4.273	07/24/25	157,358
100,000	4.278	07/24/25	98,349
962,000	4.285	07/24/25	946,117
300,000	4.287	07/24/25	295,047
294,000	4.288	07/24/25	289,146
10,852,000	4.295	07/24/25	10,672,835
100,000,000	4.295	07/24/25	98,349,011
34,143,500	4.295	07/24/25	33,579,795
80,000	4.308	07/24/25	78,679
80,000	4.315	07/24/25	78,679
400,000	4.315	07/24/25	393,396
600,000	4.320	07/24/25	590,094
200,000	4.323	07/24/25	196,698
224,000	4.285	07/31/25	220,121
1,332,000	4.288	07/31/25	1,308,937
364,000	4.298	07/31/25	357,697
280,000	4.302	07/31/25	275,152
140,000	4.302	07/31/25	137,576
140,000	4.302	07/31/25	137,576
145,501,900	4.304	07/31/25	142,982,553
2,808,600	4.311	07/31/25	2,759,969
2,808,600	4.311	07/31/25	2,759,969
2,178,700	4.320	07/31/25	2,140,976
50,000,000	4.320	07/31/25	49,134,256
540,000	4.328	07/31/25	530,650
108,000	4.328	07/31/25	106,130
108,000	4.332	07/31/25	106,130
810,000	4.334	07/31/25	795,975
270,000	4.341	07/31/25	265,325
204,000	3.964	08/07/25	200,307
680,000	3.964	08/07/25	667,691
170,000	3.978	08/07/25	166,923
238,000	3.986	08/07/25	233,692
440,000	4.000	08/07/25	432,035
693,000	4.016	08/07/25	680,455
310,000	4.022	08/07/25	304,388
403,000	4.022	08/07/25	395,705
1,023,000	4.022	08/07/25	1,004,482
136,000	4.029	08/07/25	133,538
238,000	4.029	08/07/25	233,692
1,020,000	4.033	08/07/25	1,001,536
272,000	4.033	08/07/25	267,076
136,000	4.033	08/07/25	133,538
490,000	4.061	08/07/25	481,130
297,000	4.065	08/07/25	291,624
340,000	4.076	08/07/25	333,845
510,000	4.120	08/07/25	500,768
68,000	4.147	08/07/25	66,769
408,000	4.162	08/07/25	400,614

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$170,000	4.178%	08/07/25	$166,923
170,000	4.184	08/07/25	166,923
340,000	4.220	08/07/25	333,845
204,000	4.229	08/07/25	200,307
442,000	4.233	08/07/25	433,999
102,000	4.238	08/07/25	100,154
136,000	4.238	08/07/25	133,538
306,000	4.238	08/07/25	300,461
476,000	4.238	08/07/25	467,384
510,000	4.238	08/07/25	500,768
680,000	4.241	08/07/25	667,691
680,000	4.242	08/07/25	667,691
280,000	4.243	08/07/25	274,931
272,000	4.244	08/07/25	267,076
238,000	4.245	08/07/25	233,692
442,000	4.245	08/07/25	433,999
306,000	4.246	08/07/25	300,461
204,000	4.248	08/07/25	200,307
680,000	4.252	08/07/25	667,691
1,292,000	4.252	08/07/25	1,268,612
918,000	4.253	08/07/25	901,383
952,000	4.255	08/07/25	934,767
630,000	4.256	08/07/25	618,596
272,000	4.262	08/07/25	267,076
231,000	4.264	08/07/25	226,818
330,000	4.264	08/07/25	324,026
264,000	4.273	08/07/25	259,221
198,000	4.273	08/07/25	194,416
297,000	4.273	08/07/25	291,624
1,088,000	4.280	08/07/25	1,068,305
2,006,000	4.280	08/07/25	1,969,688
272,000	4.284	08/07/25	267,076
1,221,000	4.286	08/07/25	1,198,898
4,093,000	4.289	08/07/25	4,018,909
408,000	4.291	08/07/25	400,614
68,000	4.291	08/07/25	66,769
408,000	4.292	08/07/25	400,614
510,000	4.294	08/07/25	500,768
102,000	4.298	08/07/25	100,154
238,000	4.298	08/07/25	233,692
612,000	4.299	08/07/25	600,922
476,000	4.304	08/07/25	467,384
170,000	4.304	08/07/25	166,923
136,000	4.309	08/07/25	133,538
68,000	4.316	08/07/25	66,769
204,000	4.320	08/07/25	200,307
136,000	4.320	08/07/25	133,538
660,000	4.321	08/07/25	648,053
132,000	4.321	08/07/25	129,611
68,000	4.327	08/07/25	66,769
66,000	4.327	08/07/25	64,805
132,000	4.329	08/07/25	129,611
990,000	4.337	08/07/25	972,079
330,000	4.341	08/07/25	324,026
102,000	4.343	08/07/25	100,154
297,000	4.357	08/07/25	291,624
306,000	4.362	08/07/25	300,461
170,000	4.362	08/07/25	166,923
264,000	4.382	08/07/25	259,221

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$138,000	4.388%	08/07/25	$135,502
66,000	4.394	08/07/25	64,805
297,000	4.404	08/07/25	291,624
264,000	4.404	08/07/25	259,221
230,000	4.407	08/07/25	225,837
368,000	4.407	08/07/25	361,339
340,000	4.407	08/07/25	333,845
272,000	4.407	08/07/25	267,076
330,000	4.408	08/07/25	324,026
561,000	4.408	08/07/25	550,845
264,000	4.408	08/07/25	259,221
204,000	4.414	08/07/25	200,307
170,000	4.416	08/07/25	166,923
152,319,500	4.458	08/07/25	149,562,238
592,000	4.275	08/14/25	580,843
88,542,900	4.307	08/14/25	86,874,172
592,000	4.263	08/21/25	580,409
50,000,000	4.321	08/21/25	49,021,047
8,618,300	4.321	08/21/25	8,449,562
30,000,000	4.349	08/21/25	29,412,628
1,184,000	4.265	08/28/25	1,159,875
100,000,000	4.318	08/28/25	97,962,411
82,775,900	4.321	08/28/25	81,089,267
18,708,700	3.981	09/04/25	18,314,433
851,000	4.198	10/02/25	830,650
322,000	4.201	10/02/25	314,300
184,000	4.227	10/02/25	179,600
115,000	4.233	10/02/25	112,250
230,000	4.233	10/02/25	224,500
115,000	4.259	10/02/25	112,250
92,000	4.261	10/02/25	89,800
68,369,500	4.274	10/02/25	66,734,616
22,819,700	4.274	10/02/25	22,274,024
92,000	4.281	10/02/25	89,800
460,000	4.281	10/02/25	449,000
36,716,200	4.285	10/02/25	35,838,225
690,000	4.306	10/02/25	673,500
230,000	4.308	10/02/25	224,500
814,000	4.162	10/30/25	792,230
154,000	4.185	10/30/25	149,881
286,000	4.185	10/30/25	278,351
594,000	4.193	10/30/25	578,113
345,000	4.193	10/30/25	335,773
440,000	4.208	10/30/25	428,232
184,000	4.214	10/30/25	179,079
115,000	4.215	10/30/25	111,924
207,000	4.216	10/30/25	201,464
138,000	4.217	10/30/25	134,309
286,000	4.221	10/30/25	278,351
184,000	4.221	10/30/25	179,079
308,000	4.223	10/30/25	299,763
220,000	4.230	10/30/25	214,116
138,000	4.237	10/30/25	134,309
88,000	4.254	10/30/25	85,646
230,000	4.256	10/30/25	223,849
220,000	4.258	10/30/25	214,116
276,000	4.260	10/30/25	268,618
138,000	4.260	10/30/25	134,309
644,000	4.263	10/30/25	626,776

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$176,000	4.267%	10/30/25	$171,293
220,000	4.267	10/30/25	214,116
184,000	4.270	10/30/25	179,079
2,735,000	4.279	10/30/25	2,661,852
322,000	4.282	10/30/25	313,388
138,000	4.282	10/30/25	134,309
440,000	4.285	10/30/25	428,232
88,000	4.285	10/30/25	85,646
660,000	4.296	10/30/25	642,348
92,000	4.296	10/30/25	89,539
207,000	4.296	10/30/25	201,464
322,000	4.296	10/30/25	313,388
345,000	4.296	10/30/25	335,773
69,000	4.296	10/30/25	67,155
44,000	4.321	10/30/25	42,823
32,702,000	4.321	10/30/25	31,827,386
276,000	4.329	10/30/25	268,618
46,000	4.329	10/30/25	44,770
82,165,000	4.361	10/30/25	79,967,498
33,000	4.366	10/30/25	32,117
16,000	4.376	10/30/25	15,572
176,000	4.382	10/30/25	171,293
33,000	4.390	10/30/25	32,117
88,000	4.390	10/30/25	85,646
22,000	4.390	10/30/25	21,412
64,000	4.393	10/30/25	62,288
136,000	4.393	10/30/25	132,363
80,000	4.393	10/30/25	77,860
64,000	4.421	10/30/25	62,288
48,000	4.421	10/30/25	46,716
24,000	4.421	10/30/25	23,358
592,000	4.117	11/28/25	574,502
128,000	4.163	11/28/25	124,217
432,000	4.163	11/28/25	419,231
320,000	4.178	11/28/25	310,542
240,000	4.179	11/28/25	232,906
112,000	4.187	11/28/25	108,690
208,000	4.187	11/28/25	201,852
96,000	4.192	11/28/25	93,163
208,000	4.195	11/28/25	201,852
128,000	4.195	11/28/25	124,217
80,000	4.207	11/28/25	77,635
144,000	4.208	11/28/25	139,744
160,000	4.221	11/28/25	155,271
96,000	4.224	11/28/25	93,163
160,000	4.231	11/28/25	155,271
224,000	4.232	11/28/25	217,379
192,000	4.242	11/28/25	186,325
96,000	4.242	11/28/25	93,163
64,000	4.243	11/28/25	62,108
160,000	4.243	11/28/25	155,271
448,000	4.246	11/28/25	434,758
128,000	4.260	11/28/25	124,217
160,000	4.260	11/28/25	155,271
128,000	4.263	11/28/25	124,217
1,946,000	4.273	11/28/25	1,888,482
64,000	4.274	11/28/25	62,108
320,000	4.274	11/28/25	310,542
224,000	4.288	11/28/25	217,379

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$96,000	4.288%	11/28/25	$93,163
480,000	4.293	11/28/25	465,813
720,000	4.299	11/28/25	698,719
192,000	4.324	11/28/25	186,325
32,000	4.324	11/28/25	31,054
32,000	4.331	11/28/25	31,054
82,276,400	4.365	11/28/25	79,844,556
1,369,000	4.109	12/26/25	1,324,560
259,000	4.148	12/26/25	250,592
481,000	4.148	12/26/25	465,386
304,000	4.160	12/26/25	294,132
190,000	4.161	12/26/25	183,832
380,000	4.161	12/26/25	367,665
999,000	4.181	12/26/25	966,571
190,000	4.187	12/26/25	183,832
740,000	4.190	12/26/25	715,979
222,000	4.195	12/26/25	214,794
222,000	4.198	12/26/25	214,794
333,000	4.211	12/26/25	322,190
481,000	4.213	12/26/25	465,386
202,128,000	4.215	12/26/25	195,566,633
518,000	4.219	12/26/25	501,185
370,000	4.229	12/26/25	357,989
148,000	4.234	12/26/25	143,196
370,000	4.241	12/26/25	357,989
296,000	4.241	12/26/25	286,391
740,000	4.260	12/26/25	715,979
148,000	4.260	12/26/25	143,196
1,110,000	4.282	12/26/25	1,073,968
999,000	4.100	01/22/26	963,812
216,000	4.151	01/22/26	208,392
135,000	4.157	01/22/26	130,245
270,000	4.157	01/22/26	260,490
135,000	4.173	01/22/26	130,245
148,002,000	4.205	01/22/26	142,788,900
370,500	4.205	01/22/26	357,450
270,000	4.226	01/22/26	260,490
364,000	4.226	01/22/26	351,179
108,000	4.248	01/22/26	104,196
108,000	4.273	01/22/26	104,196
540,000	4.273	01/22/26	520,979
810,000	4.289	01/22/26	781,469
814,000	4.107	02/19/26	782,902
125,000,000	4.182	02/19/26	120,224,490

			5,524,249,187

TOTAL U.S. TREASURY BILLS (Cost $5,520,962,458)			5,524,249,187

U.S. Treasury Notes - 5.1%
U.S. Treasury Notes
12,577,700	3.933	09/15/25	12,525,620
273,000	4.239	09/15/25	271,870
126,000	4.254	09/15/25	125,478
296,000	4.262	09/15/25	294,774
140,000	4.272	09/15/25	139,420
260,000	4.272	09/15/25	258,923
126,000	4.309	09/15/25	125,478
280,000	4.323	09/15/25	278,841
105,000	4.325	09/15/25	104,565

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$168,000	4.325%	09/15/25	$167,304
210,000	4.333	09/15/25	209,131
105,000	4.333	09/15/25	104,565
80,000	4.353	09/15/25	79,669
400,000	4.353	09/15/25	398,344
80,000	4.382	09/15/25	79,669
200,000	4.383	09/15/25	199,172
600,000	4.389	09/15/25	597,516
666,000	4.278	09/30/25	650,872
100,000,000	4.300	09/30/25	97,728,516
2,752,500	4.300	09/30/25	2,689,977
95,000	4.313	09/30/25	92,842
190,000	4.313	09/30/25	185,684
252,000	4.314	09/30/25	246,276
152,000	4.318	09/30/25	148,547
95,000	4.330	09/30/25	92,842
72,000	4.353	09/30/25	70,365
360,000	4.353	09/30/25	351,823
72,000	4.358	09/30/25	70,365
540,000	4.364	09/30/25	527,734
180,000	4.368	09/30/25	175,911
481,000	4.169	01/31/26	474,405
481,000	4.177	01/31/26	481,310
50,000,000	4.208	01/31/26	49,314,453
25,000,000	4.208	01/31/26	24,657,227
25,000,000	4.223	01/31/26	25,016,113
50,000,000	4.223	01/31/26	50,032,227
30,000,000	4.213	02/15/26	29,959,570

			298,927,398

TOTAL U.S. TREASURY NOTES (Cost $298,827,266)			298,927,398

TOTAL INVESTMENTS - 99.9% (Cost $5,819,789,724)			$5,823,176,585

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			5,050,892

NET ASSETS - 100.0%			$5,828,227,477

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Notes – 33.9%
U.S. Treasury Notes
$14,000	5.000	%(a)	09/30/25	$14,058
3,668,000	0.250	(a)	10/31/25	3,573,896
7,898,000	1.625	(a)	05/15/26	7,672,281
10,121,000	1.625	(a)	09/30/26	9,755,235
9,896,000	1.500	(a)	01/31/27	9,444,264
13,442,000	2.250	(a)	08/15/27	12,903,739
30,750,000	0.750	(a)	01/31/28	28,048,931
9,811,000	4.000	(a)	10/31/29	9,801,199
27,498,000	3.875	(a)	11/30/29	27,333,074
21,154,000	1.250	(a)	08/15/31	17,772,057
392,000	2.875	(a)	05/15/32	361,923
10,886,000	4.000	(a)	02/15/34	10,741,720

TOTAL U.S. TREASURY NOTES (Cost $137,847,828)				137,422,377

Mortgage-Backed Securities – 27.6%

Federal Home Loan Mortgage Corporation
1,402,513	2.000		04/01/36	1,271,465
1,946,592	2.000		09/01/36	1,764,201
226,384	4.500		07/01/48	221,421
206,631	2.500		11/01/50	176,611
8,587,603	2.000		03/01/51	6,931,120
2,594,219	2.000		05/01/51	2,090,401
2,418,912	2.500		05/01/51	2,046,544
10,057,159	2.500		08/01/51	8,566,478
2,420,917	3.000		05/01/52	2,112,319
905,094	3.500		05/01/52	821,478
175,691	4.500		05/01/52	170,028
3,299,839	3.000		08/01/52	2,918,794
1,207,929	4.000		08/01/52	1,135,673
Federal National Mortgage Association
92,000	0.375		08/25/25	90,330
3,396,375	2.000		08/01/36	3,071,732
3,000,000	1.500		TBA-15yr(b)	2,627,812
2,000,000	2.500		TBA-15yr(b)	1,847,812
1,000,000	3.000		TBA-15yr(b)	945,312
2,228,601	3.500		07/01/45	2,070,489
57,422	4.500		06/01/48	56,363
306,688	4.500		07/01/48	301,030
22,636	5.000		12/01/48	22,716
39,550	4.500		01/01/49	38,541
30,869	4.500		08/01/49	30,169
471,434	4.500		08/01/49	461,412
189,615	5.000		12/01/49	190,165
23,004	4.500		01/01/50	22,555
98,839	4.500		03/01/50	96,598
70,754	5.000		04/01/50	71,804
1,356,235	2.500		06/01/50	1,159,171
43,992	4.500		10/01/50	42,855
78,585	4.500		10/01/50	76,944
1,778,003	2.500		11/01/50	1,515,614
1,770,986	2.500		01/01/51	1,503,437
87,285	2.500		02/01/51	74,594
473,985	2.500		03/01/51	404,084
860,189	2.000		04/01/51	693,631
3,760,478	2.000		05/01/51	3,025,491
597,917	2.500		09/01/51	509,767

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

Federal National Mortgage Association – (continued)
$2,355,606	2.500%	10/01/51	$2,008,499
1,082,354	2.500	11/01/51	922,610
1,381,319	2.500	11/01/51	1,177,587
2,230,119	4.500	10/01/52	2,149,878
738,170	5.000	10/01/52	727,558
867,092	5.000	11/01/52	857,746
1,187,730	3.500	12/01/52	1,079,583
1,143,492	4.000	12/01/52	1,075,131
2,000,000	1.500	TBA-30yr(b)	1,518,437
3,000,000	2.000	TBA-30yr(b)	2,400,937
3,000,000	3.000	TBA-30yr(b)	2,615,156
2,000,000	3.500	TBA-30yr(b)	1,813,750
3,000,000	4.000	TBA-30yr(b)	2,812,969
2,000,000	5.000	TBA-30yr(b)	1,968,125
6,000,000	5.500	TBA-30yr(b)	6,007,500
4,000,000	6.000	TBA-30yr(b)	4,065,000
2,000,000	6.500	TBA-30yr(b)	2,060,938
1,000,000	7.000	TBA-30yr(b)	1,047,500
Government National Mortgage Association
44,420	5.000	12/20/48	44,612
23,878	5.000	05/20/49	23,931
248,274	3.000	09/20/49	222,608
87,106	4.500	03/20/50	84,189
47,109	5.000	05/20/50	47,326
187,469	4.000	09/20/50	178,882
2,869,271	2.000	11/20/50	2,365,308
661,814	3.000	07/20/51	589,889
3,069,697	2.000	09/20/51	2,524,999
5,117,734	2.500	09/20/51	4,385,977
2,041,822	4.500	10/20/52	1,975,852
1,596,124	4.000	05/20/53	1,515,492
3,000,000	3.000	TBA-30yr(b)	2,670,000
3,000,000	3.500	TBA-30yr(b)	2,752,500
2,000,000	5.000	TBA-30yr(b)	1,974,375
1,000,000	5.500	TBA-30yr(b)	1,002,500
2,000,000	6.000	TBA-30yr(b)	2,027,500

TOTAL MORTGAGE-BACKED SECURITIES (Cost $111,121,777)			111,871,805

Corporate Obligations – 21.6%

Aerospace & Defense – 0.5%
General Dynamics Corp.
215,000	3.625	04/01/30(c)	205,948
L3Harris Technologies, Inc.
150,000	5.050	06/01/29(c)	151,902
Leidos, Inc.
100,000	4.375	05/15/30(c)	97,123
Lockheed Martin Corp.
239,000	5.250	01/15/33(c)	244,913
200,000	5.700	11/15/54(c)	209,003
Northrop Grumman Corp.
200,000	3.250	01/15/28(c)	192,958
100,000	5.200	06/01/54(c)	95,363
RTX Corp.
400,000	6.100	03/15/34(c)	430,067
200,000	6.400	03/15/54(c)	222,148

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Aerospace & Defense – (continued)
Textron, Inc.
$80,000	3.000%	06/01/30(c)	$73,245

			1,922,670

Agriculture – 0.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl
400,000	5.500	01/15/30(c)	405,497

Banks – 3.9%
American Express Co.
	((SOFR + 1.835%))
200,000	5.043	05/01/34(c)(d)	200,997
Bank of America Corp.
	((SOFR + 0.960%))
57,000	1.734	07/22/27(c)(d)	54,838
	((3M U.S.T-Bill MMY + 1.302%))
152,000	3.419	12/20/28(c)(d)	146,995
	((SOFR + 1.630%))
492,000	5.202	04/25/29(c)(d)	499,307
	((SOFR + 2.150%))
180,000	2.592	04/29/31(c)(d)	161,709
	((SOFR + 1.650%))
394,000	5.468	01/23/35(c)(d)	400,346
	((US 5 Year CMT T-Note + 1.200%))
84,000	2.482	09/21/36(c)(d)	70,363
	((3M U.S.T-Bill MMY + 2.076%))
144,000	4.244	04/24/38(c)(d)	131,539
100,000	7.750	05/14/38	119,693
Bank of America Corp., MTN
	((SOFR + 1.010%))
42,000	1.197	10/24/26(c)(d)	41,129
	((3M U.S.T-Bill MMY + 1.322%))
80,000	3.559	04/23/27(c)(d)	79,024
75,000	3.248	10/21/27(c)	72,712
	((SOFR + 2.040%))
194,000	4.948	07/22/28(c)(d)	195,018
	((3M U.S.T-Bill MMY + 1.472%))
300,000	3.974	02/07/30(c)(d)	291,776
	((3M U.S.T-Bill MMY + 1.252%))
152,000	2.496	02/13/31(c)(d)	136,298
	((SOFR + 1.530%))
40,000	1.898	07/23/31(c)(d)	34,454
	((SOFR + 1.930%))
146,000	2.676	06/19/41(c)(d)	105,325
	((3M U.S.T-Bill MMY + 3.412%))
154,000	4.083	03/20/51(c)(d)	124,915
	((SOFR + 1.880%))
60,000	2.831	10/24/51(c)(d)	38,602
Bank of America Corp., Series L
67,000	4.183	11/25/27(c)	66,267
73,000	4.750	04/21/45	65,626

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank of America Corp., Series N
	((SOFR + 1.650%))
$42,000	3.483%	03/13/52(c)(d)	$30,781
Bank of New York Mellon Corp. (The), MTN
194,000	2.800	05/04/26(c)	190,531
250,000	3.400	01/29/28(c)	243,712
116,000	1.800	07/28/31(c)	98,425
Capital One Financial Corp.
	((SOFR + 2.600%))
349,000	5.817	02/01/34(c)(d)	357,328
Charles Schwab Corp. (The)
	((SOFR + 2.010%))
400,000	6.136	08/24/34(c)(d)	429,746
Citigroup, Inc.
	((3M U.S.T-Bill MMY + 1.825%))
1,000,000	3.887	01/10/28(c)(d)	987,064
	((SOFR + 1.364%))
400,000	5.174	02/13/30(c)(d)	405,077
	((SOFR + 2.056%))
200,000	5.827	02/13/35(c)(d)	202,005
	((SOFR + 1.447%))
500,000	5.449	06/11/35(c)(d)	506,887
Citizens Bank NA
376,000	3.750	02/18/26(c)	373,252
Citizens Financial Group, Inc.
215,000	2.850	07/27/26(c)	209,719
Fifth Third Bancorp
88,000	2.550	05/05/27(c)	84,360
210,000	3.950	03/14/28(c)	205,892
40,000	8.250	03/01/38	48,915
JPMorgan Chase & Co.
40,000	7.625	10/15/26	41,985
165,000	8.000	04/29/27	176,910
80,000	4.250	10/01/27	79,666
15,000	5.400	01/06/42	15,190
40,000	4.850	02/01/44	37,960
	(SOFR + 0.800%)
42,000	1.045	11/19/26(c)(d)	40,969
	((3M U.S.T-Bill MMY + 1.599%))
368,000	3.782	02/01/28(c)(d)	362,569
	((3M U.S.T-Bill MMY + 1.642%))
50,000	3.540	05/01/28(c)(d)	48,906
	((SOFR + 1.990%))
371,000	4.851	07/25/28(c)(d)	371,981
	((3M U.S.T-Bill MMY + 1.592%))
40,000	4.452	12/05/29(c)(d)	39,705
	((3M U.S.T-Bill MMY + 1.510%))
128,000	2.739	10/15/30(c)(d)	117,289
	((3M U.S.T-Bill MMY + 1.105%))
25,000	1.764	11/19/31(c)(d)	21,235
	((SOFR + 1.800%))
230,000	4.586	04/26/33(c)(d)	224,268

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	((3M U.S.T-Bill MMY + 1.622%))
$152,000	3.882%	07/24/38(c)(d)	$133,634
KeyCorp
	((SOFRINDX + 2.420%))
300,000	6.401	03/06/35(c)(d)	320,110
Morgan Stanley
	((SOFR + 0.879%))
50,000	1.593	05/04/27(c)(d)	48,294
	((SOFR + 1.555%))
500,000	5.320	07/19/35(c)(d)	504,388
	((SOFR + 1.360%))
96,000	2.484	09/16/36(c)(d)	80,186
Morgan Stanley, GMTN
776,000	3.875	01/27/26	771,269
Morgan Stanley, MTN
	((SOFR + 1.870%))
571,000	5.250	04/21/34(c)(d)	574,895
244,000	4.375	01/22/47	209,745
PNC Financial Services Group, Inc. (The)
	((SOFRINDX + 1.730%))
299,000	6.615	10/20/27(c)(d)	308,638
	((SOFR + 2.284%))
200,000	6.875	10/20/34(c)(d)	222,958
State Street Corp.
	((SOFR + 1.484%))
300,000	5.684	11/21/29(c)(d)	311,493
Synchrony Financial
150,000	3.950	12/01/27(c)	146,164
92,000	2.875	10/28/31(c)	78,452
Truist Financial Corp., MTN
	((SOFR + 1.620%))
272,000	5.435	01/24/30(c)(d)	277,287
	((SOFR + 1.922%))
200,000	5.711	01/24/35(c)(d)	206,217
U.S. Bancorp, MTN
80,000	3.900	04/26/28(c)	78,487
80,000	3.000	07/30/29(c)	74,434
40,000	1.375	07/22/30(c)	33,739
U.S. Bancorp, Series V
300,000	2.375	07/22/26(c)	292,029
U.S. Bancorp, Series X
150,000	3.150	04/27/27(c)	146,179
Wells Fargo & Co.
264,000	3.000	04/22/26	259,780
400,000	3.000	10/23/26	390,576
128,000	5.606	01/15/44	126,498
60,000	3.900	05/01/45	48,433
Wells Fargo & Co., MTN
	((3M U.S.T-Bill MMY + 1.572%))
50,000	3.584	05/22/28(c)(d)	48,830
25,000	4.150	01/24/29(c)	24,577
290,000	4.750	12/07/46	252,781
	((3M U.S.T-Bill MMY + 1.262%))
280,000	2.572	02/11/31(c)(d)	251,781

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
	((3M U.S.T-Bill MMY + 4.032%))
$340,000	4.478%	04/04/31(c)(d)	$335,031
Wells Fargo Bank NA
300,000	6.600	01/15/38	333,549

			15,879,694

Basic Industry – 0.3%
Celanese U.S. Holdings LLC
126,000	6.950	11/15/33(c)	135,417
Dow Chemical Co. (The)
200,000	4.375	11/15/42(c)	168,306
60,000	3.600	11/15/50(c)	42,183
DuPont de Nemours, Inc.
100,000	4.725	11/15/28(c)	100,566
Linde, Inc.
61,000	1.100	08/10/30(c)	51,464
LYB International Finance III LLC
40,000	2.250	10/01/30(c)	34,877
323,000	3.625	04/01/51(c)	225,166
Sherwin-Williams Co. (The)
200,000	3.450	06/01/27(c)	195,658
Westlake Corp.
175,000	3.125	08/15/51(c)	112,190

			1,065,827

Brokerage – 0.2%
Affiliated Managers Group, Inc.
130,000	3.300	06/15/30(c)	120,739
Blackrock, Inc.
200,000	4.750	05/25/33(c)	199,908
Cboe Global Markets, Inc.
110,000	3.650	01/12/27(c)	108,638
Intercontinental Exchange, Inc.
100,000	4.600	03/15/33(c)	97,807
Jefferies Financial Group, Inc.
40,000	4.850	01/15/27	40,074
40,000	4.150	01/23/30	38,672
84,000	6.250	01/15/36	86,864
20,000	6.500	01/20/43	21,368

			714,070

Capital Goods – 0.8%
Caterpillar, Inc.
50,000	3.803	08/15/42	41,927
314,000	3.250	04/09/50(c)	226,097
CNH Industrial Capital LLC
50,000	1.450	07/15/26(c)	47,976
Corning, Inc.
67,000	5.350	11/15/48(c)	64,761
45,000	4.375	11/15/57(c)	36,555
Cummins, Inc.
153,000	2.600	09/01/50(c)	94,247
Deere & Co.
25,000	3.900	06/09/42(c)	21,444
40,000	2.875	09/07/49(c)	27,200
25,000	3.750	04/15/50(c)	19,825
Eaton Corp.
200,000	4.150	03/15/33(c)	191,523

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Capital Goods – (continued)
Flowserve Corp.
$140,000	3.500%	10/01/30(c)	$129,832
Honeywell International, Inc.
100,000	2.700	08/15/29(c)	92,933
188,000	1.950	06/01/30(c)	165,380
Illinois Tool Works, Inc.
115,000	3.900	09/01/42(c)	97,280
Jabil, Inc.
80,000	3.600	01/15/30(c)	75,257
John Deere Capital Corp., MTN
90,000	4.800	01/09/26	90,325
300,000	4.750	01/20/28	304,224
35,000	2.800	07/18/29	32,863
80,000	2.450	01/09/30	73,215
Johnson Controls International PLC
100,000	4.500	02/15/47(c)	86,156
Otis Worldwide Corp.
60,000	2.293	04/05/27(c)	57,355
Quanta Services, Inc.
200,000	2.900	10/01/30(c)	180,334
Republic Services, Inc.
150,000	2.375	03/15/33(c)	124,725
Trane Technologies Financing Ltd.
50,000	3.800	03/21/29(c)	48,372
Waste Management, Inc.
50,000	0.750	11/15/25(c)	48,765
100,000	3.150	11/15/27(c)	96,954
50,000	2.500	11/15/50(c)	30,480
Westinghouse Air Brake Technologies Corp.
75,000	3.450	11/15/26(c)	73,660
117,000	4.700	09/15/28(c)	116,877
WW Grainger, Inc.
60,000	4.600	06/15/45(c)	55,085
100,000	3.750	05/15/46(c)	81,056
Xylem, Inc.
15,000	3.250	11/01/26(c)	14,702
420,000	1.950	01/30/28(c)	392,161

			3,239,546

Communications – 0.8%
Charter Communications Operating LLC / Charter
Communications Operating Capital
82,000	3.750	02/15/28(c)	79,364
82,000	4.200	03/15/28(c)	80,209
90,000	5.050	03/30/29(c)	89,425
40,000	2.800	04/01/31(c)	34,628
72,000	6.384	10/23/35(c)	73,442
66,000	5.375	04/01/38(c)	60,298
85,000	6.484	10/23/45(c)	82,459
60,000	5.750	04/01/48(c)	53,312
40,000	5.125	07/01/49(c)	32,490
40,000	6.834	10/23/55(c)	40,141
85,000	3.850	04/01/61(c)	52,930
60,000	4.400	12/01/61(c)	41,301
Comcast Corp.
324,000	3.950	10/15/25(c)	323,157
360,000	4.550	01/15/29(c)	361,399
302,000	4.250	01/15/33	286,482
126,000	2.887	11/01/51(c)	79,073

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Communications – (continued)
Comcast Corp. – (continued)
$80,000	5.350%	05/15/53(c)	$76,244
200,000	5.650	06/01/54(c)	199,391
246,000	2.937	11/01/56(c)	148,668
Time Warner Cable Enterprises LLC
94,000	8.375	07/15/33	108,026
Time Warner Cable LLC
57,000	6.750	06/15/39	57,967
15,000	5.875	11/15/40(c)	13,932
57,000	5.500	09/01/41(c)	50,484
TWDC Enterprises 18 Corp.
15,000	4.375	08/16/41	13,443
TWDC Enterprises 18 Corp., GMTN
15,000	4.125	06/01/44	12,723
TWDC Enterprises 18 Corp., MTN
250,000	2.950	06/15/27	242,860
Walt Disney Co. (The)
70,000	3.700	10/15/25(c)	69,636
226,000	2.200	01/13/28	213,675
80,000	2.000	09/01/29(c)	71,990
80,000	3.800	03/22/30	77,417
90,000	3.500	05/13/40(c)	74,143
15,000	4.750	09/15/44(c)	13,816
50,000	3.600	01/13/51(c)	37,932

			3,252,457

Consumer Cyclical – 1.8%
Amazon.com, Inc.
152,000	3.300	04/13/27(c)	149,447
250,000	3.150	08/22/27(c)	243,639
42,000	2.100	05/12/31(c)	36,688
80,000	4.050	08/22/47(c)	67,858
15,000	2.500	06/03/50(c)	9,310
200,000	3.950	04/13/52(c)	163,184
75,000	4.250	08/22/57(c)	63,641
50,000	2.700	06/03/60(c)	29,662
American Honda Finance Corp., GMTN
160,000	5.125	07/07/28	162,856
Best Buy Co., Inc.
190,000	4.450	10/01/28(c)	189,541
Booking Holdings, Inc.
84,000	4.625	04/13/30(c)	84,229
Costco Wholesale Corp.
40,000	3.000	05/18/27(c)	39,008
108,000	1.750	04/20/32(c)	89,915
DR Horton, Inc.
90,000	2.600	10/15/25(c)	88,773
100,000	1.400	10/15/27(c)	92,291
eBay, Inc.
84,000	6.300	11/22/32(c)	90,932
Ford Motor Co.
258,000	3.250	02/12/32(c)	215,629
Ford Motor Credit Co. LLC
290,000	6.798	11/07/28(c)	301,036
250,000	7.122	11/07/33(c)	260,295
General Motors Co.
80,000	5.600	10/15/32(c)	80,930
100,000	5.950	04/01/49(c)	95,152

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
General Motors Financial Co., Inc.
$346,000	6.050%	10/10/25	$348,465
200,000	5.400	05/08/27	202,313
Home Depot, Inc. (The)
250,000	2.800	09/14/27(c)	241,331
165,000	4.500	09/15/32(c)	163,315
63,000	3.125	12/15/49(c)	43,756
300,000	3.625	04/15/52(c)	226,004
Lennar Corp.
152,000	4.750	11/29/27(c)	152,412
Lowe’s Cos., Inc.
92,000	2.625	04/01/31(c)	81,589
187,000	5.150	07/01/33(c)	189,962
200,000	5.625	04/15/53(c)	198,844
100,000	4.450	04/01/62(c)	80,079
Marriott International, Inc., Series FF
200,000	4.625	06/15/30(c)	198,533
Mastercard, Inc.
15,000	3.300	03/26/27(c)	14,723
100,000	3.950	02/26/48(c)	82,693
50,000	3.850	03/26/50(c)	40,150
McDonald’s Corp., MTN
160,000	3.500	03/01/27(c)	157,243
184,000	3.500	07/01/27(c)	180,531
45,000	4.700	12/09/35(c)	43,854
60,000	4.450	09/01/48(c)	51,657
158,000	5.150	09/09/52(c)	149,956
MDC Holdings, Inc.
76,000	2.500	01/15/31(c)	65,482
40,000	6.000	01/15/43(c)	40,989
NIKE, Inc.
20,000	3.375	03/27/50(c)	14,654
O’Reilly Automotive, Inc.
80,000	4.200	04/01/30(c)	78,192
PulteGroup, Inc.
88,000	6.375	05/15/33	93,870
Starbucks Corp.
30,000	3.750	12/01/47(c)	22,738
Tapestry, Inc.
33,000	4.125	07/15/27(c)	32,568
Target Corp.
292,000	4.500	09/15/32(c)	287,852
Toyota Motor Credit Corp.
40,000	3.650	01/08/29	38,922
90,000	5.550	11/20/30	94,179
Toyota Motor Credit Corp., MTN
126,000	0.800	01/09/26	122,250
100,000	1.150	08/13/27	92,934
80,000	3.375	04/01/30	75,745
Visa, Inc.
40,000	1.900	04/15/27(c)	38,159
77,000	0.750	08/15/27(c)	70,967
215,000	2.750	09/15/27(c)	207,256
40,000	4.300	12/14/45(c)	35,480
Walmart, Inc.
100,000	7.550	02/15/30	114,648
262,000	1.800	09/22/31(c)	224,503

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Cyclical – (continued)
Walmart, Inc. – (continued)
$200,000	2.650%	09/22/51(c)	$128,568

			7,281,382

Consumer Noncyclical – 1.9%
Abbott Laboratories
60,000	3.875	09/15/25(c)	59,783
150,000	4.750	11/30/36(c)	149,000
100,000	6.000	04/01/39	110,883
40,000	4.750	04/15/43(c)	38,590
AbbVie, Inc.
194,000	2.950	11/21/26(c)	189,509
276,000	4.800	03/15/27(c)	278,468
100,000	4.625	10/01/42(c)	92,633
200,000	4.400	11/06/42	180,253
84,000	4.700	05/14/45(c)	77,140
150,000	4.250	11/21/49(c)	127,491
Agilent Technologies, Inc.
100,000	2.750	09/15/29(c)	92,273
Altria Group, Inc.
115,000	3.400	05/06/30(c)	107,405
40,000	4.500	05/02/43	33,667
40,000	5.375	01/31/44	39,045
75,000	3.875	09/16/46(c)	55,854
92,000	5.950	02/14/49(c)	93,142
55,000	4.450	05/06/50(c)	44,298
Amgen, Inc.
300,000	5.150	03/02/28(c)	305,256
300,000	5.250	03/02/30(c)	306,430
200,000	5.250	03/02/33(c)	202,992
Baxter International, Inc.
300,000	2.272	12/01/28(c)	275,867
Becton Dickinson & Co.
200,000	5.110	02/08/34(c)	200,708
Biogen, Inc.
300,000	2.250	05/01/30(c)	264,526
Cardinal Health, Inc.
200,000	3.410	06/15/27(c)	195,228
Centene Corp.
376,000	4.250	12/15/27(c)	365,660
Elevance Health, Inc.
300,000	5.500	10/15/32(c)	309,221
Eli Lilly & Co.
15,000	3.100	05/15/27(c)	14,674
102,000	3.375	03/15/29(c)	98,407
400,000	4.700	02/09/34(c)	396,111
44,000	3.950	03/15/49(c)	35,932
Equifax, Inc.
40,000	3.250	06/01/26(c)	39,305
42,000	2.350	09/15/31(c)	36,018
Gilead Sciences, Inc.
200,000	5.250	10/15/33(c)	204,719
100,000	5.550	10/15/53(c)	102,099
Johnson & Johnson
384,000	2.100	09/01/40(c)	266,026
Kroger Co. (The)
25,000	3.875	10/15/46(c)	19,471
200,000	5.500	09/15/54(c)	194,049

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Consumer Noncyclical – (continued)
Medtronic, Inc.
$50,000	4.375%	03/15/35	$48,302
Merck & Co., Inc.
450,000	4.050	05/17/28(c)	447,890
200,000	5.000	05/17/53(c)	190,259
Mylan, Inc.
92,000	5.400	11/29/43(c)	81,364
77,000	5.200	04/15/48(c)	64,394
Pfizer Investment Enterprises Pte Ltd.
200,000	5.300	05/19/53(c)	194,912
100,000	5.340	05/19/63(c)	95,797
Pfizer, Inc.
100,000	7.200	03/15/39	119,605
Philip Morris International, Inc.
322,000	4.875	02/13/26	323,017
250,000	5.375	02/15/33(c)	255,520
Thermo Fisher Scientific, Inc.
292,000	5.086	08/10/33(c)	296,427
Utah Acquisition Sub, Inc.
75,000	5.250	06/15/46(c)	63,673
Viatris, Inc.
92,000	2.700	06/22/30(c)	80,984
15,000	4.000	06/22/50(c)	10,361

			7,874,638

Consumer Products – 0.2%
Clorox Co. (The)
115,000	4.600	05/01/32(c)	114,132
Colgate-Palmolive Co., MTN
40,000	4.000	08/15/45	34,587
15,000	3.700	08/01/47(c)	12,033
Haleon US Capital LLC
250,000	4.000	03/24/52(c)	197,441
Kimberly-Clark Corp.
125,000	6.625	08/01/37	144,415
Procter & Gamble Co. (The)
40,000	0.550	10/29/25	39,027
40,000	1.000	04/23/26	38,584
126,000	2.450	11/03/26	122,438
15,000	2.850	08/11/27	14,555

			717,212

Electric – 2.5%
AEP Transmission Co. LLC
184,000	5.400	03/15/53(c)	182,520
Alabama Power Co., Series 20-A
15,000	1.450	09/15/30(c)	12,709
Alabama Power Co., Series A
100,000	4.300	07/15/48(c)	84,465
Ameren Illinois Co.
126,000	4.950	06/01/33(c)	126,174
122,000	5.900	12/01/52(c)	129,841
American Electric Power Co., Inc.
226,000	5.625	03/01/33(c)	232,359
Atmos Energy Corp.
80,000	2.850	02/15/52(c)	51,115
80,000	5.750	10/15/52(c)	83,073
Berkshire Hathaway Energy Co.
200,000	2.850	05/15/51(c)	124,992

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Berkshire Hathaway Energy Co. – (continued)
$182,000	4.600%	05/01/53(c)	$155,035
Black Hills Corp.
20,000	2.500	06/15/30(c)	17,816
CenterPoint Energy Resources Corp.
392,000	5.250	03/01/28(c)	398,915
Cleco Corporate Holdings LLC
80,000	3.375	09/15/29(c)	73,445
Cleco Power LLC
15,000	6.000	12/01/40	15,785
Constellation Energy Generation LLC
150,000	6.125	01/15/34(c)	159,112
Consumers Energy Co.
250,000	4.625	05/15/33(c)	245,436
Dominion Energy, Inc.
80,000	4.250	06/01/28(c)	79,120
Dominion Energy, Inc., Series C
300,000	3.375	04/01/30(c)	280,765
DTE Electric Co.
150,000	3.950	06/15/42(c)	124,753
15,000	3.700	03/15/45(c)	11,961
DTE Electric Co., Series A
100,000	1.900	04/01/28(c)	92,775
40,000	4.000	04/01/43(c)	33,823
Duke Energy Carolinas LLC
118,000	3.700	12/01/47(c)	90,998
50,000	3.950	03/15/48(c)	40,009
Duke Energy Corp.
102,000	2.550	06/15/31(c)	89,048
268,000	3.750	09/01/46(c)	203,827
Duke Energy Florida LLC
25,000	3.400	10/01/46(c)	18,659
Duke Energy Indiana LLC
50,000	6.350	08/15/38	54,943
40,000	6.450	04/01/39	44,168
130,000	2.750	04/01/50(c)	82,790
Duke Energy Progress LLC
100,000	3.450	03/15/29(c)	96,179
200,000	6.300	04/01/38	218,451
15,000	4.100	05/15/42(c)	12,736
Edison International
184,000	4.125	03/15/28(c)	175,472
Entergy Corp.
50,000	2.800	06/15/30(c)	45,318
Entergy Louisiana LLC
194,000	4.200	04/01/50(c)	158,771
Eversource Energy
200,000	5.450	03/01/28(c)	204,299
Exelon Corp.
240,000	5.300	03/15/33(c)	244,525
Florida Power & Light Co.
300,000	2.450	02/03/32(c)	258,910
Georgia Power Co., Series B
168,000	2.650	09/15/29(c)	154,859
15,000	3.700	01/30/50(c)	11,387
Government National Mortgage Association
200,000	5.500	03/15/34(c)	207,592
100,000	5.700	05/15/54(c)	101,233

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
National Rural Utilities Cooperative Finance Corp.
$40,000	2.400%	03/15/30(c)	$36,128
100,000	2.750	04/15/32(c)	87,800
280,000	4.023	11/01/32(c)	266,262
NiSource, Inc.
184,000	5.250	03/30/28(c)	187,102
Northern States Power Co.
172,000	4.500	06/01/52(c)	149,817
NSTAR Electric Co.
15,000	3.200	05/15/27(c)	14,562
100,000	3.950	04/01/30(c)	96,939
Oncor Electric Delivery Co. LLC
250,000	3.100	09/15/49(c)	167,963
Pacific Gas and Electric Co.
200,000	2.100	08/01/27(c)	186,777
210,000	4.300	03/15/45(c)	168,025
150,000	4.000	12/01/46(c)	114,392
50,000	5.250	03/01/52(c)	45,073
PacifiCorp
214,000	5.500	05/15/54(c)	206,426
PECO Energy Co.
100,000	4.800	10/15/43(c)	92,201
PPL Capital Funding, Inc.
150,000	5.250	09/01/34(c)	149,585
Public Service Electric and Gas Co., MTN
42,000	1.900	08/15/31(c)	35,623
248,000	3.800	03/01/46(c)	199,382
80,000	3.000	03/01/51(c)	53,959
Public Service Enterprise Group, Inc.
40,000	2.450	11/15/31(c)	34,462
Puget Sound Energy, Inc.
173,000	4.223	06/15/48(c)	144,025
Sempra
200,000	3.700	04/01/29(c)	191,277
110,000	3.800	02/01/38(c)	90,743
92,000	4.000	02/01/48(c)	70,673
((US 5 Year CMT T-Note + 2.789%))
400,000	6.875	10/01/54(c)(d)	403,440
Southern California Edison Co.
40,000	2.850	08/01/29(c)	36,635
200,000	5.700	03/01/53(c)	193,585
Southern Co. (The)
110,000	5.113	08/01/27	111,003
202,000	4.400	07/01/46(c)	172,108
Southern Co. (The), Series 21-A
((US 5 Year CMT T-Note + 2.915%))
100,000	3.750	09/15/51(c)(d)	97,552
Southern Co. Gas Capital Corp.
15,000	3.950	10/01/46(c)	11,850
100,000	4.400	05/30/47(c)	85,150
Tucson Electric Power Co.
126,000	4.850	12/01/48(c)	113,271
Virginia Electric and Power Co., Series A
100,000	3.500	03/15/27(c)	98,154
Virginia Electric and Power Co., Series B
100,000	6.000	01/15/36	106,135

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Virginia Electric and Power Co., Series C
$150,000	4.000%	11/15/46(c)	$121,770
Xcel Energy, Inc.
400,000	1.750	03/15/27(c)	377,707
200,000	5.500	03/15/34(c)	202,366

			10,150,085

Electrical – 0.0%
Emerson Electric Co.
45,000	1.950	10/15/30(c)	39,237
15,000	6.000	08/15/32	16,229
Fortive Corp.
15,000	4.300	06/15/46(c)	12,499

			67,965

Energy – 1.6%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
69,000	4.080	12/15/47(c)	56,427
Boardwalk Pipelines LP
100,000	4.800	05/03/29(c)	99,962
BP Capital Markets America, Inc.
200,000	4.699	04/10/29(c)	200,951
BP Capital Markets PLC
400,000	3.279	09/19/27(c)	388,746
Cheniere Corpus Christi Holdings LLC
40,000	5.125	06/30/27(c)	40,401
118,000	2.742	12/31/39	95,904
Chevron Corp.
194,000	3.326	11/17/25(c)	193,549
Chevron USA, Inc.
200,000	2.343	08/12/50(c)	118,056
ConocoPhillips Co.
192,000	3.758	03/15/42(c)	156,816
Diamondback Energy, Inc.
211,000	5.400	04/18/34(c)	212,166
Energy Transfer LP
77,000	3.750	05/15/30(c)	72,870
165,000	6.550	12/01/33(c)	178,262
75,000	6.125	12/15/45(c)	75,901
182,000	5.300	04/15/47(c)	164,889
55,000	6.250	04/15/49(c)	56,637
Enterprise Products Operating LLC
100,000	2.800	01/31/30(c)	92,236
160,000	4.850	08/15/42(c)	149,438
55,000	4.800	02/01/49(c)	49,326
60,000	4.200	01/31/50(c)	49,126
15,000	3.950	01/31/60(c)	11,183
Enterprise Products Operating LLC, Series D
80,000	6.875	03/01/33	90,211
EOG Resources, Inc.
60,000	3.900	04/01/35(c)	54,941
Exxon Mobil Corp.
200,000	2.275	08/16/26(c)	194,726
200,000	4.227	03/19/40(c)	180,013
Halliburton Co.
50,000	5.000	11/15/45(c)	45,954
Hess Corp.
62,000	4.300	04/01/27(c)	61,602
55,000	6.000	01/15/40	58,843

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Hess Corp. – (continued)
$75,000	5.600%	02/15/41	$75,977
42,000	5.800	04/01/47(c)	43,264
Kinder Morgan Energy Partners LP
126,000	7.300	08/15/33	142,572
Kinder Morgan, Inc.
56,000	2.000	02/15/31(c)	47,896
200,000	5.550	06/01/45(c)	192,426
84,000	5.200	03/01/48(c)	76,858
MPLX LP
184,000	1.750	03/01/26(c)	178,813
110,000	2.650	08/15/30(c)	98,074
115,000	4.700	04/15/48(c)	96,740
85,000	5.500	02/15/49(c)	79,893
NOV, Inc.
15,000	3.950	12/01/42(c)	11,530
Occidental Petroleum Corp.
50,000	5.550	03/15/26(c)	50,292
140,000	6.625	09/01/30(c)	148,400
141,000	–	10/10/36(e)(f)	80,018
ONEOK Partners LP
15,000	6.650	10/01/36	16,323
ONEOK, Inc.
80,000	2.200	09/15/25(c)	78,836
100,000	3.400	09/01/29(c)	94,518
25,000	6.350	01/15/31(c)	26,685
90,000	4.200	10/03/47(c)	71,032
98,000	5.200	07/15/48(c)	89,966
Phillips 66 Co.
76,000	3.550	10/01/26(c)	74,887
117,000	5.300	06/30/33(c)	117,932
Plains All American Pipeline LP / PAA Finance Corp.
50,000	4.650	10/15/25(c)	49,911
40,000	4.500	12/15/26(c)	39,922
92,000	3.550	12/15/29(c)	86,800
35,000	6.700	05/15/36	37,859
40,000	6.650	01/15/37	43,080
15,000	4.700	06/15/44(c)	12,900
Sabine Pass Liquefaction LLC
120,000	4.200	03/15/28(c)	118,337
15,000	4.500	05/15/30(c)	14,797
Shell Finance U.S., Inc.
300,000	4.375	05/11/45	259,016
Spectra Energy Partners LP
67,000	3.375	10/15/26(c)	65,863
Targa Resources Corp.
126,000	6.150	03/01/29(c)	131,928
87,000	6.500	03/30/34(c)	93,672
Transcontinental Gas Pipe Line Co. LLC
50,000	5.400	08/15/41(c)	48,761
40,000	3.950	05/15/50(c)	30,980
Valero Energy Corp.
84,000	3.400	09/15/26(c)	82,668
15,000	4.900	03/15/45	13,707
60,000	3.650	12/01/51(c)	42,096
Williams Cos., Inc. (The)
200,000	3.750	06/15/27(c)	196,364
15,000	6.300	04/15/40	16,224

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
Williams Cos., Inc. (The) – (continued)
$140,000	4.900%	01/15/45(c)	$126,425
XTO Energy, Inc.
50,000	6.750	08/01/37	57,241

			6,610,619

Financial Company – 0.2%
Air Lease Corp.
300,000	2.200	01/15/27(c)	287,214
Ally Financial, Inc.
((SOFR + 3.260%))
100,000	6.992	06/13/29(c)(d)	105,547
Apollo Global Management, Inc.
100,000	5.800	05/21/54(c)	103,322
Blackstone Private Credit Fund
150,000	3.250	03/15/27(c)	144,663
GATX Corp.
50,000	4.000	06/30/30(c)	48,057

			688,803

Food and Beverage – 0.4%
Coca-Cola Co. (The)
200,000	2.125	09/06/29	182,215
50,000	2.250	01/05/32	43,478
187,000	3.000	03/05/51	127,369
Conagra Brands, Inc.
100,000	1.375	11/01/27(c)	91,492
Constellation Brands, Inc.
40,000	3.150	08/01/29(c)	37,376
117,000	4.750	05/09/32(c)	114,464
Hershey Co. (The)
40,000	3.375	08/15/46(c)	30,050
42,000	3.125	11/15/49(c)	29,221
J M Smucker Co. (The)
40,000	2.125	03/15/32(c)	33,250
15,000	4.375	03/15/45	12,766
Kellanova
100,000	4.500	04/01/46	87,408
Keurig Dr Pepper, Inc.
100,000	4.420	12/15/46(c)	85,311
100,000	4.500	04/15/52(c)	85,645
Kraft Heinz Foods Co.
43,000	3.000	06/01/26(c)	42,212
40,000	3.875	05/15/27(c)	39,479
80,000	3.750	04/01/30(c)	76,754
22,000	5.000	07/15/35(c)	21,766
103,000	5.200	07/15/45(c)	96,824
52,000	4.375	06/01/46(c)	43,364
40,000	4.875	10/01/49(c)	35,309
McCormick & Co., Inc.
60,000	2.500	04/15/30(c)	53,918
Molson Coors Beverage Co.
120,000	4.200	07/15/46(c)	99,246
PepsiCo, Inc.
146,000	2.750	03/19/30(c)	135,112
44,000	4.600	07/17/45(c)	39,526
84,000	4.650	02/15/53(c)	76,361

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food and Beverage – (continued)
Sysco Corp.
$80,000	2.400%	02/15/30(c)	$71,892

			1,791,808

Hardware – 0.0%
Micron Technology, Inc.
125,000	4.663	02/15/30(c)	123,884

Healthcare – 0.9%
Bio-Rad Laboratories, Inc.
100,000	3.700	03/15/32(c)	90,978
Cigna Group (The)
400,000	4.375	10/15/28(c)	397,499
200,000	4.900	12/15/48(c)	176,877
CVS Health Corp.
242,000	3.750	04/01/30(c)	228,265
76,000	1.750	08/21/30(c)	64,177
256,000	5.050	03/25/48(c)	221,989
85,000	4.250	04/01/50(c)	64,934
Elevance Health, Inc.
92,000	2.550	03/15/31(c)	81,040
15,000	4.650	08/15/44(c)	13,217
40,000	4.850	08/15/54(c)	33,871
HCA, Inc.
70,000	5.875	02/15/26(c)	70,337
46,000	5.250	06/15/26(c)	46,241
90,000	5.375	09/01/26(c)	90,673
40,000	4.500	02/15/27(c)	39,886
25,000	5.625	09/01/28(c)	25,662
145,000	5.875	02/01/29(c)	149,129
75,000	4.125	06/15/29(c)	72,702
50,000	3.500	09/01/30(c)	46,563
40,000	5.500	06/15/47(c)	37,597
140,000	5.900	06/01/53(c)	137,246
McKesson Corp.
200,000	3.950	02/16/28(c)	197,466
Quest Diagnostics, Inc.
100,000	2.800	06/30/31(c)	89,068
UnitedHealth Group, Inc.
572,000	5.150	07/15/34(c)	576,041
500,000	5.625	07/15/54(c)	501,022

			3,452,480

Insurance – 0.8%
Allstate Corp. (The)
120,000	3.850	08/10/49(c)	92,987
American International Group, Inc.
100,000	4.750	04/01/48(c)	91,465
Arch Capital Group Ltd.
90,000	3.635	06/30/50(c)	66,747
Arch Capital Group US, Inc.
40,000	5.144	11/01/43	37,834
Assurant, Inc.
100,000	2.650	01/15/32(c)	84,998
AXIS Specialty Finance LLC
40,000	3.900	07/15/29(c)	38,468
Berkshire Hathaway Finance Corp.
140,000	4.200	08/15/48(c)	118,481
92,000	4.250	01/15/49(c)	78,355

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Berkshire Hathaway, Inc.
$88,000	3.125%	03/15/26(c)	$87,010
Brighthouse Financial, Inc.
40,000	5.625	05/15/30(c)	41,409
75,000	4.700	06/22/47(c)	60,629
Chubb INA Holdings LLC
100,000	3.350	05/03/26(c)	98,918
42,000	1.375	09/15/30(c)	35,586
108,000	3.050	12/15/61(c)	68,524
CNO Financial Group, Inc.
200,000	5.250	05/30/29(c)	199,947
Fidelity National Financial, Inc.
222,000	3.400	06/15/30(c)	204,862
Hartford Insurance Group, Inc. (The)
30,000	3.600	08/19/49(c)	22,856
Jackson Financial, Inc.
100,000	3.125	11/23/31(c)	87,661
Marsh & McLennan Cos., Inc.
70,000	2.375	12/15/31(c)	60,236
100,000	4.350	01/30/47(c)	86,477
MetLife, Inc.
90,000	5.375	07/15/33(c)	92,887
15,000	4.125	08/13/42	12,905
80,000	4.600	05/13/46(c)	71,443
Old Republic International Corp.
138,000	3.875	08/26/26(c)	136,493
PartnerRe Finance B LLC
92,000	3.700	07/02/29(c)	88,755
(US 5 Year CMT T-Note + 3.815%)
207,000	4.500	10/01/50(c)(d)	190,911
Progressive Corp. (The)
100,000	4.125	04/15/47(c)	84,279
Prudential Financial, Inc.
40,000	3.935	12/07/49(c)	31,508
Prudential Financial, Inc., MTN
15,000	6.625	06/21/40	17,018
50,000	4.600	05/15/44	44,945
62,000	4.418	03/27/48(c)	53,011
15,000	4.350	02/25/50(c)	12,817
60,000	3.700	03/13/51(c)	45,519
Reinsurance Group of America, Inc.
430,000	3.900	05/15/29(c)	416,460
Travelers Cos., Inc. (The)
92,000	3.750	05/15/46(c)	73,106
Voya Financial, Inc.
((3M USD LIBOR + 2.084%))
40,000	4.700	01/23/48(c)(d)	38,233
W R Berkley Corp.
40,000	4.750	08/01/44	36,348
Willis North America, Inc.
200,000	5.050	09/15/48(c)	183,108

			3,293,196

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Lodging – 0.0%
Las Vegas Sands Corp.
$125,000	3.900%	08/08/29(c)	$118,292

Media Non Cable – 0.2%
Omnicom Group, Inc.
163,000	2.450	04/30/30(c)	146,112
80,000	4.200	06/01/30(c)	78,077
Paramount Global
200,000	4.950	05/19/50(c)	158,700
Warnermedia Holdings, Inc.
250,000	5.141	03/15/52(c)	193,422
200,000	5.391	03/15/62(c)	154,492

			730,803

Metals – 0.0%
Nucor Corp.
150,000	3.950	05/01/28(c)	147,477

Mining – 0.1%
Freeport-McMoRan, Inc.
200,000	4.125	03/01/28(c)	196,045

Publishing – 0.0%
S&P Global, Inc.
126,000	2.900	03/01/32(c)	112,201

REITs and Real Estate – 0.8%
Alexandria Real Estate Equities, Inc.
300,000	1.875	02/01/33(c)	237,692
Boston Properties LP
292,000	5.750	01/15/35(c)	289,894
CBRE Services, Inc.
71,000	2.500	04/01/31(c)	61,675
Digital Realty Trust LP
450,000	3.700	08/15/27(c)	440,965
Equinix, Inc.
82,000	3.900	04/15/32(c)	76,739
95,000	3.000	07/15/50(c)	61,676
GLP Capital LP / GLP Financing II, Inc.
40,000	5.750	06/01/28(c)	40,946
50,000	5.300	01/15/29(c)	50,376
85,000	4.000	01/15/30(c)	80,954
51,000	4.000	01/15/31(c)	47,740
Invitation Homes Operating Partnership LP
300,000	2.000	08/15/31(c)	251,313
Kimco Realty OP LLC
250,000	3.200	04/01/32(c)	224,363
Mid-America Apartments LP
100,000	2.875	09/15/51(c)	65,220
Prologis LP
250,000	2.250	04/15/30(c)	223,620
Realty Income Corp.
200,000	5.125	02/15/34(c)	199,677
Sabra Health Care LP
85,000	5.125	08/15/26(c)	85,358
100,000	3.200	12/01/31(c)	87,807
Simon Property Group LP
140,000	2.450	09/13/29(c)	128,037
70,000	2.200	02/01/31(c)	60,909
84,000	2.650	02/01/32(c)	73,025
10,000	6.750	02/01/40(c)	11,388
70,000	5.850	03/08/53(c)	72,964

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

REITs and Real Estate – (continued)
Welltower OP LLC
$200,000	4.250%	04/15/28(c)	$197,777

			3,070,115

Revenue – 0.2%
California Institute of Technology
15,000	3.650	09/01/19(c)	9,953
Hackensack Meridian Health, Inc., Series 2020
15,000	2.675	09/01/41(c)	10,810
NYU Langone Hospitals
300,000	4.784	07/01/44	283,217
Stanford Health Care
100,000	3.027	08/15/51(c)	69,143
University of Chicago (The), Series 20B
40,000	2.761	04/01/45	30,452
Yale University, Series 2020
190,000	1.482	04/15/30(c)	165,218
80,000	2.402	04/15/50(c)	50,166

			618,959

Software – 0.3%
Oracle Corp.
701,000	2.300	03/25/28(c)	656,702
84,000	4.900	02/06/33(c)	82,691
300,000	3.600	04/01/40(c)	239,012
318,000	4.000	07/15/46(c)	251,672
Salesforce, Inc.
120,000	2.900	07/15/51(c)	78,958

			1,309,035

Technology – 1.7%
Adobe, Inc.
40,000	2.300	02/01/30(c)	36,187
Alphabet, Inc.
108,000	2.250	08/15/60(c)	61,147
Apple, Inc.
84,000	4.421	05/08/26(c)	83,973
106,000	2.450	08/04/26(c)	103,580
15,000	3.350	02/09/27(c)	14,799
15,000	3.200	05/11/27(c)	14,704
60,000	2.900	09/12/27(c)	58,154
40,000	1.650	02/08/31(c)	34,436
45,000	4.500	02/23/36(c)	44,924
80,000	3.850	05/04/43	68,068
80,000	4.450	05/06/44	74,809
100,000	3.450	02/09/45	78,703
126,000	4.650	02/23/46(c)	118,235
50,000	4.250	02/09/47(c)	44,096
50,000	3.750	11/13/47(c)	40,528
300,000	2.650	02/08/51(c)	191,721
44,000	2.550	08/20/60(c)	26,274
Applied Materials, Inc.
89,000	3.900	10/01/25(c)	88,715
82,000	3.300	04/01/27(c)	80,378
Broadcom Corp. / Broadcom Cayman Finance Ltd.
152,000	3.875	01/15/27(c)	150,355
Broadcom, Inc.
300,000	4.110	09/15/28(c)	298,988
90,000	3.469	04/15/34(c)(g)	79,545
60,000	3.187	11/15/36(c)(g)	49,517

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – (continued)
Broadcom, Inc. – (continued)
$152,000	3.500%	02/15/41(c)(g)	$121,868
Dell International LLC / EMC Corp.
108,000	6.020	06/15/26(c)	109,631
137,000	4.900	10/01/26(c)	137,480
142,000	5.250	02/01/28(c)	145,039
66,000	5.750	02/01/33(c)	68,901
FactSet Research Systems, Inc.
50,000	2.900	03/01/27(c)	48,402
Fiserv, Inc.
424,000	3.200	07/01/26(c)	416,546
175,000	4.400	07/01/49(c)	147,211
Hewlett Packard Enterprise Co.
100,000	6.350	10/15/45(c)	106,686
Intel Corp.
460,000	4.875	02/10/28(c)	462,332
224,000	5.700	02/10/53(c)	210,146
International Business Machines Corp.
312,000	4.500	02/06/26	312,369
15,000	5.875	11/29/32	16,051
150,000	4.150	05/15/39	132,091
250,000	4.000	06/20/42	209,925
KLA Corp.
60,000	3.300	03/01/50(c)	42,892
Kyndryl Holdings, Inc.
137,000	2.700	10/15/28(c)	127,187
42,000	3.150	10/15/31(c)	37,230
70,000	4.100	10/15/41(c)	55,968
Lam Research Corp.
40,000	3.125	06/15/60(c)	25,349
Meta Platforms, Inc.
165,000	4.950	05/15/33(c)	167,567
200,000	5.600	05/15/53(c)	205,550
Microsoft Corp.
65,000	3.300	02/06/27(c)	64,065
15,000	3.500	02/12/35(c)	13,913
135,000	4.200	11/03/35(c)	131,985
104,000	4.250	02/06/47(c)	95,107
300,000	2.525	06/01/50(c)	190,722
84,000	4.000	02/12/55(c)	70,188
20,000	2.675	06/01/60(c)	12,274
Motorola Solutions, Inc.
158,000	2.750	05/24/31(c)	140,656
NVIDIA Corp.
76,000	3.500	04/01/50(c)	58,714
PayPal Holdings, Inc.
300,000	4.400	06/01/32(c)	293,464
QUALCOMM, Inc.
150,000	4.800	05/20/45(c)	138,625
76,000	4.300	05/20/47(c)	64,593
Texas Instruments, Inc.
392,000	4.900	03/14/33(c)	397,460
VeriSign, Inc.
118,000	2.700	06/15/31(c)	102,912

			6,922,935

Transportation – 0.5%
Burlington Northern Santa Fe LLC
302,000	5.200	04/15/54(c)	293,583

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Transportation – (continued)
CSX Corp.
$250,000	4.100%	11/15/32(c)	$239,277
100,000	4.500	11/15/52(c)	87,295
FedEx Corp.
40,000	3.900	02/01/35(g)	35,809
126,000	4.750	11/15/45(c)(g)	109,899
40,000	4.400	01/15/47(c)(g)	32,897
40,000	4.950	10/17/48(c)(g)	34,800
Norfolk Southern Corp.
200,000	5.350	08/01/54(c)	195,442
Union Pacific Corp.
40,000	3.700	03/01/29(c)	38,856
292,000	4.500	01/20/33(c)	286,728
70,000	4.050	03/01/46(c)	58,449
10,000	4.500	09/10/48(c)	8,777
80,000	3.799	10/01/51(c)	62,413
60,000	3.839	03/20/60(c)	44,930
15,000	3.750	02/05/70(c)	10,538
Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1
172,747	2.695	05/12/27	166,193
United Parcel Service, Inc.
392,000	4.875	03/03/33(c)	393,918

			2,099,804

Water – 0.0%
American Water Capital Corp.
130,000	5.150	03/01/34(c)	130,820
Essential Utilities, Inc.
70,000	3.351	04/15/50(c)	48,114

			178,934

Wireless – 0.9%
American Tower Corp.
84,000	3.375	10/15/26(c)	82,504
160,000	3.600	01/15/28(c)	155,603
40,000	3.950	03/15/29(c)	38,750
42,000	3.700	10/15/49(c)	31,390
20,000	3.100	06/15/50(c)	13,281
AT&T, Inc.
50,000	1.650	02/01/28(c)	46,184
88,000	2.750	06/01/31(c)	78,092
150,000	2.250	02/01/32(c)	126,747
187,000	4.500	05/15/35(c)	177,057
400,000	3.500	06/01/41(c)	313,938
140,000	3.650	06/01/51(c)	102,340
100,000	3.300	02/01/52(c)	68,097
117,000	3.500	09/15/53(c)	82,070
168,000	3.550	09/15/55(c)	116,995
Crown Castle, Inc.
200,000	5.000	01/11/28(c)	201,848
T-Mobile USA, Inc.
110,000	3.750	04/15/27(c)	108,386
50,000	4.750	02/01/28(c)	50,147
300,000	4.950	03/15/28(c)	302,573
340,000	4.500	04/15/50(c)	289,171
70,000	5.650	01/15/53(c)	69,713
Verizon Communications, Inc.
145,000	3.000	03/22/27(c)	141,017
89,000	2.355	03/15/32(c)	75,515

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Wireless – (continued)
Verizon Communications, Inc. – (continued)
$290,000	3.400%		03/22/41(c)	$227,257
200,000	2.875		11/20/50(c)	128,054
474,000	3.550		03/22/51(c)	348,126
66,000	2.987		10/30/56(c)	41,061
40,000	3.700		03/22/61(c)	28,383

				3,444,299

TOTAL CORPORATE OBLIGATIONS (Cost $91,913,830)				87,480,732

U.S. Treasury Bonds – 10.7%
U.S. Treasury Bonds
1,987,000	4.500	(a)	02/15/36	2,049,892
3,586,000	4.375	(a)	02/15/38	3,625,986
5,505,000	3.875	(a)	08/15/40	5,182,246
9,565,000	2.750	(a)	08/15/42	7,531,903
7,810,000	2.500	(a)	02/15/45	5,694,424
4,269,000	2.500	(a)	05/15/46	3,063,337
2,633,000	2.375	(a)	11/15/49	1,768,070
2,017,600	2.250	(a)	02/15/52	1,296,411
13,250,000	4.500	(a)	11/15/54	13,291,505

TOTAL U.S. TREASURY BONDS (Cost $46,549,063)				43,503,774

Foreign Corporate Debt – 5.7%

Banks – 2.6%
Banco Bilbao Vizcaya Argentaria SA (Spain)
200,000	1.125		09/18/25	196,184
Banco Santander SA (Spain)
200,000	3.800		02/23/28	195,264
Bank of Montreal (Canada)
368,000	5.300		06/05/26	371,893
Bank of Nova Scotia (The) (Canada)
268,000	5.250		06/12/28	273,659
Barclays PLC (United Kingdom)
((US 1 Year CMT T-Note + 3.500%))
400,000	7.437		11/02/33(c)(d)	448,492
Canadian Imperial Bank of Commerce (Canada)
300,000	5.926		10/02/26	306,779
Cooperatieve Rabobank UA (Netherlands)
300,000	5.500		10/05/26	306,013
Deutsche Bank AG (Germany)
((SOFR + 1.318%))
393,000	2.552		01/07/28(c)(d)	378,561
((SOFR + 2.257%))
350,000	3.742		01/07/33(c)(d)	306,428
Export-Import Bank of Korea (South Korea)
340,000	2.625		05/26/26	333,154
270,000	1.250		09/21/30	228,358
280,000	2.500		06/29/41	204,237
HSBC Holdings PLC (United Kingdom)
((SOFR + 3.030%))
317,000	7.336		11/03/26(c)(d)	322,965
370,000	4.950		03/31/30	371,918
((SOFR + 1.187%))
290,000	2.804		05/24/32(c)(d)	252,819

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
((SOFR + 2.390%))
$400,000	6.254%	03/09/34(c)(d)	$424,826
((SOFR + 2.650%))
200,000	6.332	03/09/44(c)(d)	216,955
Japan Bank for International Cooperation (Japan)
400,000	0.625	07/15/25	394,496
Korea Development Bank (The) (South Korea)
270,000	0.800	07/19/26	257,285
320,000	4.375	02/15/33	312,823
Kreditanstalt fuer Wiederaufbau (Germany)
460,000	0.375	07/18/25	453,345
Landwirtschaftliche Rentenbank (Germany)
70,000	0.875	03/30/26	67,605
Lloyds Banking Group PLC (United Kingdom)
((US 1 Year CMT T-Note + 1.480%))
280,000	5.985	08/07/27(c)(d)	285,107
300,000	4.375	03/22/28	296,903
Mitsubishi UFJ Financial Group, Inc. (Japan)
((US 1 Year CMT T-Note + 1.950%))
458,000	5.017	07/20/28(c)(d)	461,401
((US 1 Year CMT T-Note + 1.970%))
400,000	5.406	04/19/34(c)(d)	412,486
Mizuho Financial Group, Inc. (Japan)
((US 1 Year CMT T-Note + 1.500%))
200,000	5.667	05/27/29(c)(d)	205,832
Royal Bank of Canada (Canada)
103,000	3.875	05/04/32	97,006
Royal Bank of Canada, GMTN (Canada)
126,000	5.200	07/20/26	127,504
116,000	2.300	11/03/31	100,144
Santander UK Group Holdings PLC (United Kingdom)
((SOFR + 1.475%))
282,000	2.896	03/15/32(c)(d)	248,399
Sumitomo Mitsui Financial Group, Inc. (Japan)
400,000	5.520	01/13/28	410,561
400,000	5.766	01/13/33	420,170
Svensk Exportkredit AB, GMTN (Sweden)
200,000	0.625	05/14/25	198,526
Toronto-Dominion Bank (The) (Canada)
183,000	4.456	06/08/32	177,673
UBS AG (Switzerland)
400,000	7.500	02/15/28	433,026
Westpac Banking Corp. (Australia)
200,000	2.150	06/03/31	174,198

			10,672,995

Brokerage – 0.1%
Brookfield Finance, Inc. (Canada)
300,000	4.350	04/15/30(c)	293,464
15,000	3.500	03/30/51(c)	10,699
Nomura Holdings, Inc. (Japan)
300,000	5.709	01/09/26	302,733

			606,896

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Communications – 0.0%
RELX Capital, Inc. (United Kingdom)
$100,000	3.000%	05/22/30(c)	$92,427

Consumer Cyclical – 0.0%
Honda Motor Co. Ltd. (Japan)
110,000	2.534	03/10/27(c)	105,995

Consumer Noncyclical – 0.4%
Ahold Finance USA LLC (Netherlands)
128,000	6.875	05/01/29	139,189
Astrazeneca Finance LLC (United Kingdom)
73,000	2.250	05/28/31(c)	63,785
400,000	5.000	02/26/34(c)	404,572
BAT Capital Corp. (United Kingdom)
300,000	2.259	03/25/28(c)	279,799
250,000	4.390	08/15/37(c)	222,267
GlaxoSmithKline Capital, Inc. (United Kingdom)
84,000	6.375	05/15/38	93,691
Novartis Capital Corp. (United States)
126,000	2.000	02/14/27(c)	120,895
Takeda Pharmaceutical Co. Ltd. (Japan)
250,000	5.000	11/26/28(c)	253,275

			1,577,473

Consumer Products – 0.0%
Unilever Capital Corp. (United Kingdom)
150,000	4.250	08/12/27(c)	149,999

Energy – 0.4%
Canadian Natural Resources Ltd. (Canada)
85,000	6.250	03/15/38	89,268
Canadian Natural Resources Ltd., GMTN (Canada)
92,000	4.950	06/01/47(c)	81,052
Cenovus Energy, Inc. (Canada)
70,000	2.650	01/15/32(c)	59,241
19,000	5.250	06/15/37(c)	18,354
Enbridge, Inc. (Canada)
110,000	3.125	11/15/29(c)	102,531
84,000	6.200	11/15/30(c)	89,113
15,000	5.500	12/01/46(c)	14,859
100,000	3.400	08/01/51(c)	68,510
((3M U.S.T-Bill MMY + 3.903%))
15,000	6.250	03/01/78(c)(d)	14,981
Equinor ASA (Norway)
100,000	3.700	04/06/50(c)	77,005
TotalEnergies Capital International SA (France)
185,000	3.455	02/19/29(c)	178,935
200,000	2.829	01/10/30(c)	185,760
70,000	3.127	05/29/50(c)	47,687
TransCanada PipeLines Ltd. (Canada)
250,000	4.250	05/15/28(c)	247,000
238,000	7.625	01/15/39	283,831
Transcanada Trust, Series 16-A (Canada)
((3M USD LIBOR + 4.640%))
107,000	5.875	08/15/76(c)(d)	107,000

			1,665,127

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
$455,000	3.300%	01/30/32(c)	$405,719
ORIX Corp. (Japan)
100,000	4.650	09/10/29	99,959

			505,678

Food and Beverage – 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
167,000	4.900	02/01/46(c)	156,179
Anheuser-Busch InBev Finance, Inc. (Belgium)
55,000	4.700	02/01/36(c)	53,445
100,000	4.900	02/01/46(c)	93,521
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
300,000	3.500	06/01/30(c)	285,267
108,000	5.550	01/23/49(c)	109,703

			698,115

Forest Products & Paper – 0.1%
Suzano Austria GmbH (Brazil)
200,000	6.000	01/15/29(c)	204,135

Insurance – 0.1%
Fairfax Financial Holdings Ltd. (Canada)
392,000	3.375	03/03/31(c)	357,820

Internet – 0.0%
JD.com, Inc. (China)
200,000	3.875	04/29/26	198,424

Lodging – 0.1%
Sands China Ltd. (Macau)
299,000	3.250	08/08/31(c)	261,619

Metals and Mining – 0.1%
BHP Billiton Finance USA Ltd. (Australia)
200,000	5.250	09/08/33(c)	204,602
Rio Tinto Finance USA Ltd. (Australia)
300,000	2.750	11/02/51(c)	188,589

			393,191

Mining – 0.0%
Southern Copper Corp. (Mexico)
85,000	5.875	04/23/45	84,144

Multi-National – 0.9%
Asian Development Bank, GMTN (Supranational)
360,000	1.000	04/14/26	347,861
400,000	2.625	01/12/27	389,851
400,000	2.750	01/19/28	386,244
European Investment Bank (Supranational)
400,000	0.375	03/26/26	384,542
400,000	3.875	03/15/28	398,542
Inter-American Development Bank, GMTN (Supranational)
250,000	1.750	03/14/25	249,803
368,000	2.000	06/02/26	358,623
International Bank for Reconstruction & Development, Series GDIF (Supranational)
368,000	2.500	07/29/25	365,214
International Finance Corp., GMTN (Supranational)
342,000	3.625	09/15/25	340,531
320,000	0.750	10/08/26	303,849

			3,525,060

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Oil Company-Integrated – 0.3%
Petroleos Mexicanos (Mexico)
$95,000	6.875%	08/04/26	$94,707
100,000	5.350	02/12/28	92,748
172,000	5.950	01/28/31(c)	146,228
154,000	10.000	02/07/33(c)	160,846
70,000	6.375	01/23/45	47,535
95,000	6.950	01/28/60(c)	65,712
QatarEnergy (Qatar)
284,000	3.300	07/12/51(c)(g)	198,064
Saudi Arabian Oil Co. (Saudi Arabia)
300,000	2.250	11/24/30(c)(g)	260,594

			1,066,434

Technology – 0.1%
NXP BV / NXP Funding LLC (China)
40,000	5.350	03/01/26(c)	40,183
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
57,000	3.400	05/01/30(c)	53,495
75,000	2.500	05/11/31(c)	65,345
83,000	5.000	01/15/33(c)	82,586

			241,609

Transportation – 0.0%
Canadian Pacific Railway Co. (Canada)
138,000	2.450	12/02/31(c)	120,170

Wireless – 0.1%
Rogers Communications, Inc. (Canada)
242,000	5.300	02/15/34(c)	240,965

Wirelines – 0.1%
Deutsche Telekom International Finance BV (Germany)
15,000	8.750	06/15/30	17,611
Orange SA (France)
82,000	9.000	03/01/31	99,564
Telefonica Emisiones SA (Spain)
260,000	4.895	03/06/48	228,028
Telefonica Europe BV (Spain)
50,000	8.250	09/15/30	57,572

			402,775

TOTAL FOREIGN CORPORATE DEBT (Cost $23,243,558)			23,171,051

Sovereign Debt Obligations – 2.4%

Sovereign – 2.4%
Abu Dhabi Government International Bond
200,000	1.625	06/02/28(g)	182,912
300,000	3.125	04/16/30(g)	281,935
200,000	2.700	09/02/70(g)	113,004
Chile Government International Bond
350,000	2.750	01/31/27(c)	337,423
200,000	2.450	01/31/31(c)	174,959
200,000	3.860	06/21/47	156,113
200,000	3.500	01/25/50(c)	144,803
Colombia Government International Bond
200,000	4.500	03/15/29(c)	188,834
100,000	6.125	01/18/41	84,138
220,000	5.000	06/15/45(c)	154,785
Finance Department Government of Sharjah
300,000	4.000	07/28/50(g)	196,557

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

Sovereign – (continued)
Hungary Government International Bond
$300,000	6.125%	05/22/28(g)	$307,937
Indonesia Government International Bond
200,000	3.850	10/15/30	190,404
200,000	4.650	09/20/32(c)	194,959
280,000	4.850	01/11/33(c)	275,710
200,000	3.700	10/30/49	152,993
200,000	5.650	01/11/53(c)	203,118
Israel Government International Bond, Series 10Y
200,000	4.500	01/17/33	189,160
Mexico Government International Bond
338,000	4.150	03/28/27	332,581
250,000	3.250	04/16/30(c)	224,929
282,000	4.750	04/27/32(c)	263,533
250,000	3.500	02/12/34(c)	206,458
200,000	4.350	01/15/47	147,323
262,000	3.771	05/24/61(c)	158,025
Panama Government International Bond
81,000	6.700	01/26/36	79,191
244,000	4.500	04/01/56	156,385
200,000	4.500	01/19/63	126,068
Perusahaan Penerbit SBSN Indonesia III
350,000	4.550	03/29/26(g)	351,645
200,000	2.800	06/23/30(g)	181,637
200,000	2.550	06/09/31(g)	174,394
Peruvian Government International Bond
87,000	1.862	12/01/32(c)	67,807
55,000	8.750	11/21/33	66,900
85,000	3.300	03/11/41(c)	63,854
Philippine Government International Bond
200,000	3.750	01/14/29	193,033
338,000	2.457	05/05/30	303,079
220,000	5.609	04/13/33	226,465
229,000	6.375	10/23/34	249,071
200,000	2.650	12/10/45	129,937
Province of Alberta Canada
50,000	3.300	03/15/28	48,761
Province of Ontario Canada
30,000	1.050	05/21/27	28,043
30,000	1.600	02/25/31	25,735
Province of Quebec Canada
90,000	0.600	07/23/25	88,670
25,000	2.750	04/12/27	24,288
Qatar Government International Bond
270,000	3.750	04/16/30(g)	260,586
200,000	4.817	03/14/49(g)	186,484
Republic of Poland Government International Bond
30,000	3.250	04/06/26	29,667
70,000	5.750	11/16/32(c)	73,065
Romanian Government International Bond
16,000	3.000	02/14/31(g)	13,415
100,000	5.125	06/15/48(g)	77,281
Saudi Government International Bond
300,000	2.900	10/22/25(g)	296,348
300,000	4.750	01/18/28(g)	300,462
326,000	4.875	07/18/33(g)	321,135
300,000	5.000	01/16/34(g)	297,297
300,000	5.000	01/18/53(g)	264,233

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)

Sovereign – (continued)
Uruguay Government International Bond
$15,000	4.375%	01/23/31	$14,742
72,000	5.100	06/18/50	67,853

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,202,137)			9,650,124

U.S. Government Agency Obligations – 0.2%

Federal Home Loan Banks
200,000	0.375	09/04/25	196,199
250,000	1.250	12/21/26	238,067
Federal Home Loan Mortgage Corporation, MTN
700,000	–	11/15/38(e)	371,319

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $820,587)			805,585

Shares	Dividend Rate		Value

Investment Company – 5.9%(h)

Goldman Sachs Financial Square Government Fund - Institutional Shares
23,973,065	4.287%		23,973,065
(Cost $23,973,065)

TOTAL INVESTMENTS – 108.0% (Cost $445,671,845)			$437,878,513

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.0)%			(32,293,231)

NET ASSETS – 100.0%			$405,585,282

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(b)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $42,158,123 which represents approximately 10.4% of the Fund’s net assets as of February 28, 2025.

(c)	Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2025.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on February 28, 2025.
(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(h)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Insured by Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MMY	—Money Market Yield
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
T-Bill	—Treasury Bill

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At February 28, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date (a)	Settlement Date	Principal Amount	Value

FNMA	2.000%	TBA-15yr	03/01/40	$(1,000,000)	$(901,875)
FNMA	2.500	TBA-30yr	03/01/55	(11,000,000)	(9,198,750)
FNMA	4.500	TBA-30yr	03/01/55	(1,000,000)	(963,437)
GNMA	2.000	TBA-30yr	03/20/55	(1,000,000)	(821,875)
GNMA	2.500	TBA-30yr	03/20/55	(1,000,000)	(856,719)

Total (Proceed Receivable $12,468,926)					$(12,742,656)

(a)

TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 54.8%

Banks – 29.6%
American Express Co.
	((US 5 Year CMT T-Note + 2.854%))
$711,000	3.550%	12/31/99(a)	$687,892
Bank of America Corp., Series DD
	((TSFR3M + 4.815%))
354,000	6.300	12/31/99(a)	358,867
Bank of America Corp., Series FF
	((TSFR3M + 3.193%))
591,000	5.875	12/31/99(a)	594,694
Bank of America Corp., Series RR
	((US 5 Year CMT T-Note + 2.760%))
646,000	4.375	12/31/99(a)	631,465
Bank of America Corp., Series TT
	((US 5 Year CMT T-Note + 3.231%))
455,000	6.125	12/31/99(a)	462,394
Bank of New York Mellon Corp. (The), Series F
	((TSFR3M + 3.393%))
571,000	4.625	12/31/99(a)	564,576
Bank of New York Mellon Corp. (The), Series G
	((US 5 Year CMT T-Note + 4.358%))
252,000	4.700	12/31/99(a)	251,685
Bank of New York Mellon Corp. (The), Series H
	((US 5 Year CMT T-Note + 3.352%))
538,000	3.700	12/31/99(a)	527,240
Bank of New York Mellon Corp. (The), Series I
	((US 5 Year CMT T-Note + 2.630%))
96,000	3.750	12/31/99(a)	92,400
Capital One Financial Corp., Series M
	((US 5 Year CMT T-Note + 3.157%))
315,000	3.950	12/31/99(a)	304,763
Charles Schwab Corp. (The), Series G
	((US 5 Year CMT T-Note + 4.971%))
1,360,000	5.375	12/31/99(a)	1,360,000
Charles Schwab Corp. (The), Series H
	((10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.079%))
796,000	4.000	12/31/99(a)	710,430
Citigroup, Inc., Series AA
	((US 5 Year CMT T-Note + 3.211%))
812,000	7.625	12/31/99(a)	855,645
Citigroup, Inc., Series BB
	((US 5 Year CMT T-Note + 2.905%))
148,000	7.200	12/31/99(a)	153,365
Citigroup, Inc., Series CC
	((US 5 Year CMT T-Note + 2.693%))
350,000	7.125	12/31/99(a)	357,438

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Citigroup, Inc., Series DD
	((10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.757%))
$603,000	7.000%	12/31/99(a)	$635,411
Citigroup, Inc., Series EE
	((US 5 Year CMT T-Note + 2.572%))
395,000	6.750	12/31/99(a)	397,469
Citigroup, Inc., Series FF
	((US 5 Year CMT T-Note + 2.726%))
51,000	6.950	12/31/99(a)	51,510
Citigroup, Inc., Series P
	((TSFR3M + 4.167%))
60,000	5.950	12/31/99(a)	61,200
Citigroup, Inc., Series T
	((TSFR3M + 4.779%))
10,000	6.250	12/31/99(a)	10,125
Citigroup, Inc., Series W
	((US 5 Year CMT T-Note + 3.597%))
10,000	4.000	12/31/99(a)	9,850
Citigroup, Inc., Series X
	((US 5 Year CMT T-Note + 3.417%))
967,000	3.875	12/31/99(a)	948,869
Citigroup, Inc., Series Y
	((US 5 Year CMT T-Note + 3.000%))
86,000	4.150	12/31/99(a)	83,528
Citigroup, Inc., Series Z
	((US 5 Year CMT T-Note + 3.209%))
489,000	7.375	12/31/99(a)	509,171
Citizens Financial Group, Inc., Series B
	((TSFR3M + 3.265%))
86,000	7.561	12/31/99(a)	86,215
Citizens Financial Group, Inc., Series C
	((TSFR3M + 3.419%))
310,000	7.715	12/31/99(a)	310,775
Citizens Financial Group, Inc., Series F
	((US 5 Year CMT T-Note + 5.313%))
319,000	5.650	12/31/99(a)	318,601
Discover Financial Services, Series C
	((TSFR3M + 3.338%))
194,000	5.500	12/31/99(a)	190,362
Discover Financial Services, Series D
	((US 5 Year CMT T-Note + 5.783%))
459,000	6.125	12/31/99(a)	460,148
Fifth Third Bancorp, Series H
	((TSFR3M + 3.295%))
204,000	7.623	12/31/99(a)	204,255
Fifth Third Bancorp, Series J
	((TSFR3M + 3.391%))
364,000	7.719	12/31/99(a)	364,455

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Fifth Third Bancorp, Series L
((US 5 Year CMT T-Note + 4.215%))
$145,000	4.500%	12/31/99(a)	$143,912
Huntington Bancshares, Inc., Series F
((10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.945%))
304,000	5.625	12/31/99(a)	302,100
Huntington Bancshares, Inc., Series G
((7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.045%))
328,000	4.450	12/31/99(a)	319,800
JPMorgan Chase & Co., Series KK
((US 5 Year CMT T-Note + 2.850%))
655,000	3.650	12/31/99(a)	641,081
JPMorgan Chase & Co., Series NN
((US 5 Year CMT T-Note + 2.737%))
1,206,000	6.875	12/31/99(a)	1,270,822
JPMorgan Chase & Co., Series OO
((US 5 Year CMT T-Note + 2.152%))
81,000	6.500	12/31/99(a)	83,227
KeyCorp, Series D
((TSFR3M + 3.868%))
182,000	5.000	12/31/99(a)	179,952
M&T Bank Corp.
((US 5 Year CMT T-Note + 2.679%))
641,000	3.500	12/31/99(a)	612,155
M&T Bank Corp., Series F
((TSFR3M + 3.782%))
39,000	5.125	12/31/99(a)	38,903
M&T Bank Corp., Series G
((US 5 Year CMT T-Note + 3.174%))
96,000	7.304	12/31/99(a)	96,600
Mellon Capital IV, Series 1
((TSFR3M + 0.827%))
168,000	5.181	12/31/99(a)	146,328
Morgan Stanley, Series M
366,000	5.875	12/31/99(a)	364,170
Northern Trust Corp., Series D
((TSFR3M + 3.464%))
496,000	4.600	12/31/99(a)	492,900
PNC Financial Services Group, Inc. (The), Series S
((TSFR3M + 3.562%))
748,000	5.000	12/31/99(a)	747,065
PNC Financial Services Group, Inc. (The), Series T
((US 5 Year CMT T-Note + 2.595%))
236,000	3.400	12/31/99(a)	224,790

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
PNC Financial Services Group, Inc. (The), Series U
((US 5 Year CMT T-Note + 3.000%))
$56,000	6.000%	12/31/99(a)	$56,280
PNC Financial Services Group, Inc. (The), Series V
((US 5 Year CMT T-Note + 3.238%))
138,000	6.200	12/31/99(a)	139,725
PNC Financial Services Group, Inc. (The), Series W
((7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.808%))
719,000	6.250	12/31/99(a)	723,494
State Street Corp.
((US 5 Year CMT T-Note + 2.135%))
100,000	6.450	12/31/99(a)	100,000
State Street Corp., Series I
((US 5 Year CMT T-Note + 2.613%))
417,000	6.700	12/31/99(a)	427,425
State Street Corp., Series J
((US 5 Year CMT T-Note + 2.628%))
443,000	6.700	12/31/99(a)	454,075
Truist Financial Corp., Series M
((TSFR3M + 3.048%))
16,000	5.125	12/31/99(a)	15,660
Truist Financial Corp., Series N
((US 5 Year CMT T-Note + 3.003%))
420,000	6.669	12/31/99(a)	417,900
Truist Financial Corp., Series P
((US 5 Year CMT T-Note + 4.605%))
664,000	4.950	12/31/99(a)	662,340
Truist Financial Corp., Series Q
((10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.349%))
368,000	5.100	12/31/99(a)	359,720
U.S. Bancorp
((US 5 Year CMT T-Note + 2.541%))
989,000	3.700	12/31/99(a)	949,440
U.S. Bancorp, Series J
((TSFR3M + 3.176%))
233,000	5.300	12/31/99(a)	231,835
USB Capital IX
((TSFR3M + 1.282%))
335,000	5.584	12/31/99(a)	291,869
Wells Fargo & Co.
((US 5 Year CMT T-Note + 2.767%))
528,000	6.850	12/31/99(a)	545,820
((US 5 Year CMT T-Note + 3.606%))
1,135,000	7.625	12/31/99(a)	1,213,031

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Wells Fargo & Co., Series BB
((US 5 Year CMT T-Note + 3.453%))
$779,000	3.900%	12/31/99(a)	$765,368
Wells Fargo & Co., Series U
62,000	5.875	12/31/99(a)	62,310

			25,634,895

Building Materials – 0.3%
Stanley Black & Decker, Inc.
((US 5 Year CMT T-Note + 2.657%))
284,000	4.000	03/15/60(a)	286,013

Consumer Cyclical – 0.6%
General Motors Financial Co., Inc., Series A
((3M USD LIBOR + 3.598%))
54,000	5.750	12/31/99(a)	52,785
General Motors Financial Co., Inc., Series B
((3M USD LIBOR + 3.436%))
449,000	6.500	12/31/99(a)	445,633

			498,418

Electric – 11.0%
AES Corp. (The)
((US 5 Year CMT T-Note + 3.201%))
368,000	7.600	01/15/55(a)	375,939
((US 5 Year CMT T-Note + 2.890%))
150,000	6.950	07/15/55(a)	146,169
American Electric Power Co., Inc.
((US 5 Year CMT T-Note + 2.675%))
221,000	6.950	12/15/54(a)	228,074
221,000	3.875	02/15/62(a)	211,725
((US 5 Year CMT T-Note + 2.750%))
32,000	7.050	12/15/54(a)	33,100
CenterPoint Energy, Inc., Series A
((US 5 Year CMT T-Note + 3.254%))
358,000	7.000	02/15/55(a)	366,418
CenterPoint Energy, Inc., Series B
((US 5 Year CMT T-Note + 2.946%))
156,000	6.850	02/15/55(a)	158,033
CMS Energy Corp.
((US 5 Year CMT T-Note + 4.116%))
194,000	4.750	06/01/50(a)	185,270
Dominion Energy, Inc.
((US 5 Year CMT T-Note + 2.207%))
369,000	6.625	05/15/55(a)	374,383

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
Dominion Energy, Inc., Series A
((US 5 Year CMT T-Note + 2.386%))
$866,000	6.875%	02/01/55(a)	$899,557
Dominion Energy, Inc., Series B
((US 5 Year CMT T-Note + 2.511%))
155,000	7.000	06/01/54(a)	163,799
Dominion Energy, Inc., Series C
((US 5 Year CMT T-Note + 3.195%))
64,000	4.350	12/31/99(a)	61,951
Duke Energy Corp.
((US 5 Year CMT T-Note + 2.588%))
346,000	6.450	09/01/54(a)	351,895
((US 5 Year CMT T-Note + 2.321%))
10,000	3.250	01/15/82(a)	9,462
Edison International
((US 5 Year CMT T-Note + 3.864%))
82,000	8.125	06/15/53(a)	81,199
((US 5 Year CMT T-Note + 3.658%))
16,000	7.875	06/15/54(a)	15,680
Edison International, Series A
((US 5 Year CMT T-Note + 4.698%))
226,000	5.375	12/31/99(a)	218,231
Entergy Corp.
((US 5 Year CMT T-Note + 2.670%))
579,000	7.125	12/01/54(a)	597,541
Evergy, Inc.
((US 5 Year CMT T-Note + 2.558%))
146,000	6.650	06/01/55(a)	147,800
National Rural Utilities Cooperative Finance Corp.
((US 5 Year CMT T-Note + 3.533%))
150,000	7.125	09/15/53(a)	156,778
NextEra Energy Capital Holdings, Inc.
((US 5 Year CMT T-Note + 2.457%))
626,000	6.750	06/15/54(a)	649,296
((US 5 Year CMT T-Note + 2.364%))
40,000	6.700	09/01/54(a)	40,933
((US 5 Year CMT T-Note + 2.053%))
61,000	6.375	08/15/55(a)	61,426
((TSFR3M + 2.329%))
644,000	6.640	10/01/66(a)	633,535
((3M USD LIBOR + 3.156%))
18,000	5.650	05/01/79(a)	17,753

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – (continued)
NiSource, Inc.
((US 5 Year CMT T-Note + 2.451%))
$287,000	6.950%	11/30/54(a)	$295,105
((US 5 Year CMT T-Note + 2.527%))
175,000	6.375	03/31/55(a)	176,268
PPL Capital Funding, Inc., Series A
((TSFR3M + 2.927%))
313,000	7.251	03/30/67(a)	315,845
Sempra
((US 5 Year CMT T-Note + 2.868%))
63,000	4.125	04/01/52(a)	60,314
((US 5 Year CMT T-Note + 2.632%))
383,000	6.400	10/01/54(a)	371,884
((US 5 Year CMT T-Note + 2.789%))
416,000	6.875	10/01/54(a)	419,578
((US 5 Year CMT T-Note + 2.354%))
119,000	6.625	04/01/55(a)	118,227
((US 5 Year CMT T-Note + 4.550%))
535,000	4.875	12/31/99(a)	530,988
Southern Co. (The), Series 2025
((US 5 Year CMT T-Note + 2.069%))
219,000	6.375	03/15/55(a)	222,236
Southern Co. (The), Series 21-A
((US 5 Year CMT T-Note + 2.915%))
292,000	3.750	09/15/51(a)	284,853
Southern Co. (The), Series B
((US 5 Year CMT T-Note + 3.733%))
532,000	4.000	01/15/51(a)	530,019

			9,511,264

Energy – 4.8%
BP Capital Markets PLC
((US 5 Year CMT T-Note + 4.036%))
784,000	4.375	12/31/99(a)	782,040
((US 5 Year CMT T-Note + 4.398%))
697,000	4.875	12/31/99(a)	673,476
((US 5 Year CMT T-Note + 1.924%))
425,000	6.125	12/31/99(a)	421,813
((US 5 Year CMT T-Note + 2.153%))
67,000	6.450	12/31/99(a)	68,759
Energy Transfer LP
((US 5 Year CMT T-Note + 4.020%))
421,000	8.000	05/15/54(a)	450,432

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Energy – (continued)
((US 5 Year CMT T-Note + 2.829%))
$396,000	7.125%	10/01/54(a)	$406,395
((TSFR3M + 3.279%))
171,000	7.570	11/01/66(a)	172,169
Energy Transfer LP, Series F
((US 5 Year CMT T-Note + 5.134%))
115,000	6.750	12/31/99(a)	114,865
Energy Transfer LP, Series H
((US 5 Year CMT T-Note + 5.694%))
289,000	6.500	12/31/99(a)	289,184
Enterprise Products Operating LLC, Series E
((TSFR3M + 3.295%))
611,000	5.250	08/16/77(a)	606,100
Plains All American Pipeline LP, Series B
((TSFR3M + 4.372%))
200,000	8.695	12/31/99(a)	200,250

			4,185,483

Financial Company – 1.5%
Air Lease Corp., Series C
((US 5 Year CMT T-Note + 3.149%))
19,000	4.125	12/31/99(a)	18,335
Air Lease Corp., Series D
((US 5 Year CMT T-Note + 2.560%))
99,000	6.000	12/31/99(a)	97,639
Ally Financial, Inc., Series B
((US 5 Year CMT T-Note + 3.868%))
567,000	4.700	12/31/99(a)	550,699
Ally Financial, Inc., Series C
((7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.481%))
256,000	4.700	12/31/99(a)	234,240
Apollo Global Management, Inc.
((US 5 Year CMT T-Note + 2.168%))
424,000	6.000	12/15/54(a)	417,075

			1,317,988

Healthcare – 1.0%
CVS Health Corp.
((US 5 Year CMT T-Note + 2.516%))
176,000	6.750	12/10/54(a)	177,385
((US 5 Year CMT T-Note + 2.886%))
654,000	7.000	03/10/55(a)	669,107

			846,492

Insurance – 5.7%
Allstate Corp. (The), Series B
((TSFR3M + 3.200%))
373,000	7.523	08/15/53(a)	373,452

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance – (continued)
Athene Holding Ltd.
((US 5 Year CMT T-Note + 2.607%))
$159,000	6.625%	10/15/54(a)	$161,225
Corebridge Financial, Inc.
((US 5 Year CMT T-Note + 3.846%))
499,000	6.875	12/15/52(a)	515,572
((US 5 Year CMT T-Note + 2.646%))
315,000	6.375	09/15/54(a)	316,856
Equitable Holdings, Inc., Series B
((US 5 Year CMT T-Note + 4.736%))
397,000	4.950	12/31/99(a)	395,015
Lincoln National Corp., Series C
((US 5 Year CMT T-Note + 5.318%))
136,000	9.250	12/31/99(a)	147,390
Markel Group, Inc.
((US 5 Year CMT T-Note + 5.662%))
39,000	6.000	12/31/99(a)	39,000
MetLife, Inc.
346,000	6.400	12/15/36	359,657
150,000	10.750	08/01/39	203,323
MetLife, Inc., Series G
((US 5 Year CMT T-Note + 3.576%))
282,000	3.850	12/31/99(a)	278,475
Prudential Financial, Inc.
((3M USD LIBOR + 3.031%))
60,000	5.375	05/15/45(a)	60,091
((3M USD LIBOR + 2.665%))
860,000	5.700	09/15/48(a)	869,026
((US 5 Year CMT T-Note + 3.035%))
23,000	3.700	10/01/50(a)	20,918
((US 5 Year CMT T-Note + 3.162%))
657,000	5.125	03/01/52(a)	628,845
((US 5 Year CMT T-Note + 2.848%))
49,000	6.750	03/01/53(a)	51,475
((US 5 Year CMT T-Note + 2.404%))
407,000	6.500	03/15/54(a)	419,992
Reinsurance Group of America, Inc.
((TSFR3M + 2.927%))
15,000	7.285	12/15/65(a)	14,856
Voya Financial, Inc., Series A
((US 5 Year CMT T-Note + 3.358%))
88,000	7.758	12/31/99(a)	92,895

			4,948,063

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media Non Cable – 0.3%
Paramount Global
((3M USD LIBOR + 3.899%))
$66,000	6.250%	02/28/57(a)	$63,952
((US 5 Year CMT T-Note + 3.999%))
188,000	6.375	03/30/62(a)	183,877

			247,829

TOTAL CORPORATE OBLIGATIONS (Cost $46,656,320)			47,476,445

Foreign Corporate Debt – 8.6%

Banks – 1.5%
Bank of Montreal (Canada)
((US 5 Year CMT T-Note + 2.979%))
492,000	6.699	12/31/99(a)	492,615
Bank of Nova Scotia (The) (Canada)
((US 5 Year CMT T-Note + 4.551%))
344,000	4.900	12/31/99(a)	342,710
((TSFR3M + 2.910%))
487,000	7.199	12/31/99(a)	484,565

			1,319,890

Electric – 1.0%
Algonquin Power & Utilities Corp. (Canada)
((US 5 Year CMT T-Note + 3.249%))
355,000	4.750	01/18/82(a)	342,131
Emera, Inc., Series 2016-A (Canada)
((3M USD LIBOR + 5.440%))
518,000	6.750	06/15/76(a)	523,180

			865,311

Energy – 3.2%
Enbridge, Inc. (Canada)
((US 5 Year CMT T-Note + 2.970%))
40,000	7.200	06/27/54(a)	41,550
((TSFR3M + 3.680%))
850,000	5.500	07/15/77(a)	835,125
((3M U.S.T-Bill MMY + 3.903%))
149,000	6.250	03/01/78(a)	148,814
((US 5 Year CMT T-Note + 3.708%))
413,000	7.375	01/15/83(a)	423,058
((US 5 Year CMT T-Note + 4.418%))
157,000	7.625	01/15/83(a)	166,027
((US 5 Year CMT T-Note + 4.431%))
264,000	8.500	01/15/84(a)	294,777
Enbridge, Inc., Series 2016-A (Canada)
((TSFR3M + 4.152%))
73,000	6.000	01/15/77(a)	73,092

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Energy – (continued)
Enbridge, Inc., Series 2020-A (Canada)
	((US 5 Year CMT T-Note + 5.314%))
$35,000	5.750%	07/15/80(a)	$34,482
Enbridge, Inc., Series NC5 (Canada)
	((US 5 Year CMT T-Note + 3.785%))
304,000	8.250	01/15/84(a)	324,532
TransCanada PipeLines Ltd. (Canada)
	((TSFR3M + 2.472%))
416,000	6.795	05/15/67(a)	395,720

			2,737,177

Financial Company – 0.9%
AerCap Global Aviation Trust (Ireland)
	((TSFR3M + 4.562%))
453,000	6.500	06/15/45(a)(b)	454,123
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
	((US 5 Year CMT T-Note + 2.720%))
251,000	6.950	03/10/55(a)	258,642
Brookfield Finance, Inc. (Canada)
	((US 5 Year CMT T-Note + 2.076%))
88,000	6.300	01/15/55(a)	85,789

			798,554

Insurance – 0.3%
AXA SA (France)
205,000	8.600	12/15/30	241,844

Wireless – 1.7%
Rogers Communications, Inc. (Canada)
	((US 5 Year CMT T-Note + 2.653%))
176,000	7.000	04/15/55(a)	177,540
Vodafone Group PLC (United Kingdom)
	((5 Year USD Swap + 4.873%))
965,000	7.000	04/04/79(a)	996,363
	((US 5 Year CMT T-Note + 2.447%))
25,000	3.250	06/04/81(a)	24,302
	((US 5 Year CMT T-Note + 2.767%))
24,000	4.125	06/04/81(a)	21,616
	((US 5 Year CMT T-Note + 3.073%))
356,000	5.125	06/04/81(a)	276,415

			1,496,236

TOTAL FOREIGN CORPORATE DEBT (Cost $7,347,726)			7,459,012

Shares	Description	Dividend Rate	Value

Preferred Stocks – 35.1%

Communications – 2.7%
22,729	AT&T, Inc., Series C	4.75%	$452,989
15,606	AT&T, Inc., Series A	5.00	334,280
17,240	AT&T, Inc.	5.35	412,036
21,748	Qwest Corp.	6.50	398,354
8,923	Telephone and Data Systems, Inc., Series VV	6.00	166,146
5,463	Telephone and Data Systems, Inc., Series UU	6.63	118,001
19,743	U.S. Cellular Corp.	5.50	447,640

			2,329,446

Consumer, Cyclical – 1.3%
5,398	Brunswick Corp.	6.38	134,688
2,614	Dillard's Capital Trust I	7.50	68,042
27,746	Ford Motor Co.	6.00	631,734
8,723	QVC, Inc.	6.25	103,472
7,057	WESCO International, Inc., Series A	10.63	182,564

			1,120,500

Consumer, Non-cyclical – 0.1%
3,902	Triton International Ltd.	7.38	97,032

			97,032

Financial – 27.6%
11,272	AEGON Funding Co. LLC	5.10	232,654
12,387	Affiliated Managers Group, Inc.	4.75	280,681
2,274	Agree Realty Corp., Series A	4.25	40,363
3,936	Allstate Corp. (The), Series I	4.75	81,278
15,034	Allstate Corp. (The), Series H	5.10	333,304
7,805	Allstate Corp. (The), Series J	7.38	212,296
6,244	American Financial Group, Inc.	5.13	134,518
1,526	American Homes 4 Rent, Series G	5.88	35,144
1,696	American Homes 4 Rent, Series H	6.25	40,992
3,936	American National Group, Inc., Series B	6.63	98,479
3,315	American National Group, Inc.	7.38	86,787

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
6,818	Apollo Global Management, Inc.	7.63%	$181,154
6,513	Arch Capital Group Ltd., Series G	4.55	121,663
4,310	Arch Capital Group Ltd., Series F	5.45	94,001
1,968	Argo Group International Holdings, Inc.	7.00	49,102
9,202	Aspen Insurance Holdings Ltd.	5.63	200,007
1,322	Associated Banc- Corp., Series E	5.88	28,608
3,596	Associated Banc-Corp.	6.63	89,900
3,260	Assurant, Inc.	5.25	65,787
7,465	Athene Holding Ltd., Series D	4.88	135,490
4,514	Athene Holding Ltd., Series B	5.63	94,162
11,299	Athene Holding Ltd., Series A	6.35	284,283
7,839	Athene Holding Ltd., Series C	6.38	198,013
5,799	Athene Holding Ltd.	7.25	150,136
6,513	Athene Holding Ltd., Series E	7.75	170,901
7,159	Axis Capital Holdings Ltd., Series E	5.50	152,487
8,413	Bank of America Corp., Series PP	4.13	154,379
12,061	Bank of America Corp., Series QQ	4.25	226,867
9,909	Bank of America Corp., Series NN	4.38	193,126
6,372	Bank of America Corp., Series SS	4.75	132,283
2,878	Bank of America Corp., Series E	4.93	69,504
11,945	Bank of America Corp., Series LL	5.00	257,056
3,728	Bank of America Corp., Series 5	5.09	86,601
2,750	Bank of America Corp., Series 02	5.22	63,332
1,934	Bank of America Corp., Series 4	5.32	45,294
12,659	Bank of America Corp., Series KK	5.38	292,423
7,839	Bank of America Corp., Series HH	5.88	197,072
12,674	Bank of America Corp., Series GG	6.00	321,032

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
2,376	Bank of Hawaii Corp., Series A	4.38%	$38,681
1,327	Bank of Hawaii Corp.	8.00	34,276
4,514	Brighthouse Financial, Inc., Series D	4.63	68,793
2,613	Brighthouse Financial, Inc., Series C	5.38	44,290
4,915	Brighthouse Financial, Inc.	6.25	104,051
5,497	Brighthouse Financial, Inc., Series A	6.60	118,185
4,582	Brighthouse Financial, Inc., Series B	6.75	102,133
2,614	Brookfield Finance I UK PLC	4.50	42,504
5,259	Brookfield Finance, Inc., Series 50	4.63	89,613
3,056	Brookfield Oaktree Holdings LLC, Series B	6.55	66,621
2,376	Brookfield Oaktree Holdings LLC, Series A	6.63	52,890
3,226	Brookfield Property Partners LP, Series A	5.75	45,874
2,376	Brookfield Property Partners LP, Series A-1	6.50	38,254
2,304	Cadence Bank, Series A	5.50	48,637
5,531	Capital One Financial Corp., Series N	4.25	95,133
8,787	Capital One Financial Corp., Series L	4.38	154,036
1,628	Capital One Financial Corp., Series K	4.63	30,151
16,288	Capital One Financial Corp., Series J	4.80	316,476
19,412	Capital One Financial Corp., Series I	5.00	388,628
6,572	Carlyle Finance LLC	4.63	118,493
7,771	Charles Schwab Corp. (The), Series J	4.45	154,177

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
9,807	Charles Schwab Corp. (The), Series D	5.95%	$247,333
5,803	Citizens Financial Group, Inc., Series E	5.00	117,279
5,499	Citizens Financial Group, Inc., Series H	7.38	145,888
6,772	Corebridge Financial, Inc.	6.38	169,029
1,968	Cullen/Frost Bankers, Inc., Series B	4.45	35,444
4,514	Digital Realty Trust, Inc., Series L	5.20	96,193
2,614	Digital Realty Trust, Inc., Series J	5.25	56,619
2,716	Digital Realty Trust, Inc., Series K	5.85	66,162
2,002	EPR Properties, Series G	5.75	42,042
3,902	Equitable Holdings, Inc., Series C	4.30	71,719
4,480	F&G Annuities & Life, Inc.	7.30	111,194
3,226	Fifth Third Bancorp, Series K	4.95	73,101
2,614	Fifth Third Bancorp, Series A	6.00	65,115
4,514	First Citizens BancShares, Inc., Series A	5.38	101,294
1,934	First Horizon Corp., Series F	4.70	34,831
1,934	First Horizon Corp., Series E	6.50	48,041
2,614	Fulton Financial Corp., Series A	5.13	52,698
2,206	Global Net Lease, Inc., Series A	7.25	48,775
4,310	Globe Life, Inc.	4.25	69,908
2,206	Hancock Whitney Corp.	6.25	52,591
4,574	Hartford Financial Services Group, Inc. (The), Series G	6.00	114,853
5,264	Hudson Pacific Properties, Inc., Series C	4.75	70,906
6,479	Huntington Bancshares, Inc., Series H	4.50	119,473

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
2,308	Huntington Bancshares, Inc., Series C	5.70%	$52,276
4,242	Huntington Bancshares, Inc., Series J	6.88	109,613
7,809	Jackson Financial, Inc.	8.00	205,923
16,610	JPMorgan Chase & Co., Series MM	4.20	320,573
14,331	JPMorgan Chase & Co., Series JJ	4.55	294,789
15,370	JPMorgan Chase & Co., Series LL	4.63	320,157
8,601	JPMorgan Chase & Co., Series GG	4.75	185,093
14,213	JPMorgan Chase & Co., Series DD	5.75	357,173
14,841	JPMorgan Chase & Co., Series EE	6.00	376,813
2,002	Kemper Corp.	5.88	47,207
5,871	KeyCorp, Series G	5.63	135,092
5,565	KeyCorp, Series F	5.65	126,938
6,513	KeyCorp, Series E	6.13	164,649
7,805	KeyCorp	6.20	195,515
2,886	Kimco Realty Corp., Series L	5.13	61,299
3,396	Kimco Realty Corp., Series M	5.25	73,863
6,547	KKR Group Finance Co. IX LLC	4.63	126,357
6,547	Lincoln National Corp., Series D	9.00	176,114
3,226	M&T Bank Corp., Series H	5.63	81,779
9,910	M&T Bank Corp., Series J	7.50	268,858
4,405	Merchants Bancorp	7.63	112,915
12,992	MetLife, Inc., Series F	4.75	270,104
7,805	MetLife, Inc., Series A	5.62	197,857
10,453	MetLife, Inc., Series E	5.63	252,753
16,934	Morgan Stanley, Series O	4.25	322,254
6,513	Morgan Stanley, Series L	4.88	140,420
14,280	Morgan Stanley, Series A	5.26	341,006
13,063	Morgan Stanley, Series K	5.85	324,746
13,063	Morgan Stanley, Series I	6.38	329,579

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
12,992	Morgan Stanley, Series P	6.50%	$333,245
9,096	Morgan Stanley, Series Q	6.63	237,224
11,129	Morgan Stanley, Series F	6.88	282,231
3,902	Navient Corp.	6.00	75,621
5,191	Northern Trust Corp., Series E	4.70	106,986
17,898	Prudential Financial, Inc.	4.13	395,716
3,698	Public Storage, Series N	3.88	61,831
2,240	Public Storage, Series O	3.90	37,789
2,104	Public Storage, Series Q	3.95	35,537
8,889	Public Storage, Series P	4.00	153,424
5,633	Public Storage, Series R	4.00	96,719
3,226	Public Storage, Series S	4.10	56,713
3,362	Public Storage, Series M	4.13	59,541
7,329	Public Storage, Series L	4.63	145,261
3,362	Public Storage, Series J	4.70	67,543
2,988	Public Storage, Series K	4.75	60,836
4,106	Public Storage, Series I	4.88	85,774
3,936	Public Storage, Series G	5.05	86,986
3,630	Public Storage, Series F	5.15	80,804
3,732	Public Storage, Series H	5.60	90,165
5,191	Regions Financial Corp., Series E	4.45	94,891
6,606	Regions Financial Corp., Series C	5.70	161,649
4,109	Regions Financial Corp.	6.95	107,122
14,352	Reinsurance Group of America, Inc.	5.75	367,459
6,513	RenaissanceRe Holdings Ltd., Series G	4.20	107,595
2,444	SiriusPoint Ltd., Series B	8.00	61,467
2,988	SL Green Realty Corp., Series I	6.50	68,724
3,936	Stifel Financial Corp., Series D	4.50	72,304

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
2,920	Stifel Financial Corp.	5.20%	$64,970
2,614	Stifel Financial Corp., Series C	6.13	64,958
2,104	Stifel Financial Corp., Series B	6.25	52,831
9,885	Synchrony Financial, Series A	5.63	190,484
6,670	Synchrony Financial, Series B	8.25	170,752
4,582	Synovus Financial Corp., Series E	8.40	119,453
3,936	Texas Capital Bancshares, Inc., Series B	5.75	83,050
12,047	Truist Financial Corp., Series R	4.75	245,397
2,240	Truist Financial Corp., Series I	5.10	52,282
7,465	Truist Financial Corp., Series O	5.25	167,365
6,513	U.S. Bancorp, Series L	3.75	107,660
9,773	U.S. Bancorp, Series M	4.00	172,689
5,803	U.S. Bancorp, Series O	4.50	116,582
13,063	U.S. Bancorp, Series B	5.16	303,323
7,465	U.S. Bancorp, Series K	5.50	179,384
3,936	Unum Group	6.25	98,203
1,526	Valley National Bancorp, Series A	6.25	37,997
1,322	Valley National Bancorp, Series B	8.43	33,499
3,868	Vornado Realty Trust, Series O	4.45	60,534
4,140	Vornado Realty Trust, Series M	5.25	75,555
3,936	Vornado Realty Trust, Series N	5.25	71,281
3,936	Vornado Realty Trust, Series L	5.40	72,422
3,936	Voya Financial, Inc., Series B	5.35	98,675
7,872	W R Berkley Corp.	4.13	154,016
3,936	WaFd, Inc., Series A	4.88	65,574
1,968	Webster Financial Corp., Series F	5.25	39,990
16,254	Wells Fargo & Co., Series DD	4.25	303,300
13,063	Wells Fargo & Co., Series CC	4.38	248,197

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Financial – (continued)
15,204	Wells Fargo & Co., Series AA	4.70%	$306,665
20,335	Wells Fargo & Co., Series Z	4.75	416,664
8,991	Wells Fargo & Co., Series Y	5.63	217,223
3,902	Western Alliance Bancorp, Series A	4.25	88,770
1,628	Wintrust Financial Corp., Series D	6.50	41,026
3,260	Wintrust Financial Corp., Series E	6.88	82,315

			23,959,501

Technology – 0.1%
5,599	Pitney Bowes, Inc.	6.70%	114,780

Utilities – 3.3%
9,912	Brookfield BRP Holdings Canada, Inc.	4.63	177,325
5,228	Brookfield Infrastructure Finance ULC	5.00	108,986
2,614	Brookfield Infrastructure Partners LP, Series 14	5.00	46,137
14,457	CMS Energy Corp.	5.63	338,154
3,732	DTE Energy Co.	4.38	68,818
2,614	DTE Energy Co., Series G	4.38	48,830
5,191	DTE Energy Co., Series E	5.25	117,628
5,776	Duke Energy Corp.	5.63	143,476
13,063	Duke Energy Corp., Series A	5.75	326,575
5,361	Entergy Arkansas LLC	4.88	114,404
3,396	Entergy Mississippi LLC	4.90	72,912
1,458	Entergy New Orleans LLC	5.50	33,053
3,532	Georgia Power Co., Series 2017	5.00	81,413
3,286	National Rural Utilities Cooperative Finance Corp., Series US	5.50	77,221
7,873	NextEra Energy Capital Holdings, Inc., Series N	5.65	184,464
2,886	SCE Trust II	5.10	53,160
4,242	SCE Trust IV, Series J	5.38	100,960
9,195	Sempra	5.75	209,830

Shares	Description	Dividend Rate	Value

Preferred Stocks – (continued)

Utilities – (continued)
9,773	Southern Co. (The), Series C	4.20%	$183,635
11,754	Southern Co. (The)	5.25	281,519
3,260	Spire, Inc., Series A	5.90	80,424

			2,848,924

TOTAL PREFERRED STOCKS (Cost $30,686,987)			30,470,183

Shares	Dividend Rate		Value

Investment Company – 0.3%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
286,659	4.287%		286,659

(Cost $286,659)

TOTAL INVESTMENTS – 98.9% (Cost $85,026,469)			$85,737,120

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			961,411

NET ASSETS – 100.0%			$86,698,531

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2025.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
CMT	—Constant Maturity Treasury Index
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
PLC	—Public Limited Company
TSFR	—Term Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities February 28, 2025 (Unaudited)

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF

Assets:

Investments in unaffiliated issuers, at value (cost $71,282,388, $141,551,008, $147,777,608 and $6,899,460, respectively)	$70,383,075	$143,555,253	$141,619,512	$6,973,749
Investments in affiliated issuers, at value (cost $225,706, $1,661,082, $326,234 and $16, respectively)	225,706	1,661,082	326,234	16
Cash	58,250	55,222	50,001	38,888
Foreign Currency, at value (cost $375, $–, $– and $–, respectively)	360	—	—	—
Receivables:
Interest and Dividends	966,924	2,326,361	153,138	76,446
Fund shares sold	6	—	—	—
Investments sold	—	3,493,026	—	129,841

Total assets	71,634,321	151,090,944	142,148,885	7,218,940

Liabilities:

Payables:
Management fees	6,405	6,463	5,059	170
Investments purchased	—	4,093,087	—	123,812

Total liabilities	6,405	4,099,550	5,059	123,982

Net Assets:

Paid-in capital	77,372,113	147,358,844	158,428,904	7,269,720
Total distributable loss	(5,744,197)	(367,450)	(16,285,078)	(174,762)

NET ASSETS	$71,627,916	$146,991,394	$142,143,826	$7,094,958

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	1,750,000	3,250,000	2,850,000	150,000

Net asset value per share:	$40.93	$45.23	$49.88	$47.30

80	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Assets and Liabilities (continued) February 28, 2025 (Unaudited)

	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access U.S. Preferred Stock and Hybrid Securities ETF

Assets:

Investments in unaffiliated issuers, at value (cost $882,355,269, $5,819,789,724, $421,698,780 and $84,739,810, respectively)	$850,368,224	$5,823,176,585	$413,905,448	$85,450,461
Investments in affiliated issuers, at value (cost $4,398,357, $–, $23,973,065 and $286,659, respectively)	4,398,357	—	23,973,065	286,659
Cash	70,052	4,416,296	6,081,707	50,083
Receivables:
Investments sold	20,643,653	—	24,828,225	—
Interest and Dividends	10,164,784	831,154	2,439,446	923,029
Fund shares sold	—	37,061,506	—	—

Total assets	885,645,070	5,865,485,541	471,227,891	86,710,232

Liabilities:

Forward sale contracts, at value (proceeds received $–, $–, $12,468,926 and $–, respectively))	—	—	12,742,656	—
Payables:
Investments purchased	13,960,045	—	52,891,452	—
Fund shares redeemed	6,837,816	37,049,045	—	—
Management fees	20,584	209,019	8,501	11,701

Total liabilities	20,818,445	37,258,064	65,642,609	11,701

Net Assets:

Paid-in capital	907,113,417	5,810,318,928	460,287,154	85,046,520
Total distributable earnings (loss)	(42,286,792)	17,908,549	(54,701,872)	1,652,011

NET ASSETS	$864,826,625	$5,828,227,477	$405,585,282	$86,698,531

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	18,750,000	58,180,000	9,800,000	1,700,000

Net asset value per share:	$46.12	$100.18	$41.39	$51.00

The accompanying notes are an integral part of these consolidated financial statements.	81

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations For the Six Months Ended February 28, 2025 (Unaudited)

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF

Investment income:

Interest	$2,067,701	$5,102,095	$1,407,959	$214,704

Dividends from Affiliated Underlying Funds	16,170	34,989	9,284	308

Total Investment Income	2,083,871	5,137,084	1,417,243	215,012

Expenses:

Management fees	130,990	212,837	68,395	4,893

Trustee fees	13,887	14,133	13,747	1,125

Total expenses	144,877	226,970	82,142	6,018

Less — expense reductions	(17,680)	(1,225)	(315)	(11)

Net expenses	127,197	225,745	81,827	6,007

NET INVESTMENT INCOME	1,956,674	4,911,339	1,335,416	209,005

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(221,880)	671,420	(971,901)	(795)

In-kind redemptions	203,548	—	—	6,596

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(1,486,946)	(409,080)	2,395,081	(39,280)

Foreign currency translations	(24)	—	—	—

Net realized and unrealized gain (loss)	(1,505,302)	262,340	1,423,180	(33,479)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$451,372	$5,173,679	$2,758,596	$175,526

82	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Operations (continued) For the Six Months Ended February 28, 2025 (Unaudited)

	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access U.S. Preferred Stock and Hybrid Securities ETF

Investment income:

Interest	$20,008,984	$130,065,121	$7,977,638	$1,634,438

Dividends from Affiliated Underlying Funds	93,254	—	458,260	16,611

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $–, $– and $1,028, respectively)	—	—	—	1,023,428

Total Investment Income	20,102,238	130,065,121	8,435,898	2,674,477

Expenses:

Management fees	539,845	3,926,019	241,889	199,640

Trustee fees	16,396	31,488	14,932	6,874

Total expenses	556,241	3,957,507	256,821	206,514

Less — expense reductions	(3,299)	(565,358)	(16,035)	(595)

Net expenses	552,942	3,392,149	240,786	205,919

NET INVESTMENT INCOME	19,549,296	126,672,972	8,195,112	2,468,558

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(755,437)	4,046,562	(6,625,842)	(4,637)

In-kind redemptions	(2,581,803)	585,426	(62,700)	445,210

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(5,818,382)	(2,642,097)	1,605,585	(802,562)

Securities sold short	—	—	(137,090)	—

Net realized and unrealized gain (loss)	(9,155,622)	1,989,891	(5,220,047)	(361,989)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,393,674	$128,662,863	$2,975,065	$2,106,569

The accompanying notes are an integral part of these consolidated financial statements.	83

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets February 28, 2025 (Unaudited)

	Access Emerging Markets USD Bond ETF		Access High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$1,956,674	$3,279,702	$4,911,339	$8,064,517

Net realized gain (loss)	(18,332)	(598,968)	671,420	(1,741,233)

Net change in unrealized gain (loss)	(1,486,970)	3,986,156	(409,080)	7,405,434

Net increase in net assets resulting from operations	451,372	6,666,890	5,173,679	13,728,718

Distributions to shareholders:

From distributable earnings	(1,918,249)	(3,238,923)	(5,042,877)	(7,776,578)

From share transactions:

Proceeds from sales of shares	14,240,743	20,152,969	20,295,782	96,858,327

Cost of shares redeemed	(8,116,590)	(8,070,928)	(38,298,664)	(39,194,369)

Net increase (decrease) in net assets resulting from share transactions	6,124,153	12,082,041	(18,002,882)	57,663,958

TOTAL INCREASE (DECREASE)	4,657,276	15,510,008	(17,872,080)	63,616,098

Net Assets:

Beginning of period	$66,970,640	$51,460,632	$164,863,474	$101,247,376

End of period	$71,627,916	$66,970,640	$146,991,394	$164,863,474

84	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued) February 28, 2025 (Unaudited)

	Access Inflation Protected USD Bond ETF		Access Investment Grade Corporate 1-5 Year Bond ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$1,335,416	$4,177,942	$209,005	$443,822

Net realized gain (loss)	(971,901)	(6,148,737)	5,801	(49,860)

Net change in unrealized gain (loss)	2,395,081	9,054,726	(39,280)	380,276

Net increase in net assets resulting from operations	2,758,596	7,083,931	175,526	774,238

Distributions to shareholders:

From distributable earnings	(1,320,993)	(4,378,558)	(218,398)	(440,519)

From share transactions:

Proceeds from sales of shares	3,683,584	44,846,205	–	4,596,787

Cost of shares redeemed	–	(21,671,613)	(2,342,936)	(4,651,720)

Net increase (decrease) in net assets resulting from share transactions	3,683,584	23,174,592	(2,342,936)	(54,933)

TOTAL INCREASE (DECREASE)	5,121,187	25,879,965	(2,385,808)	278,786

Net Assets:

Beginning of period	$137,022,639	$111,142,674	$9,480,766	$9,201,980

End of period	$142,143,826	$137,022,639	$7,094,958	$9,480,766

The accompanying notes are an integral part of these consolidated financial statements.	85

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued) February 28, 2025 (Unaudited)

	Access Investment Grade Corporate Bond ETF		Access Treasury 0-1 Year ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$19,549,296	$30,321,028	$126,672,972	$287,614,890

Net realized gain (loss)	(3,337,240)	(22,539,084)	4,631,988	2,028,461

Net change in unrealized gain (loss)	(5,818,382)	51,147,427	(2,642,097)	7,238,289

Net increase in net assets resulting from operations	10,393,674	58,929,371	128,662,863	296,881,640

Distributions to shareholders:

From distributable earnings	(19,570,066)	(29,399,665)	(130,850,848)	(289,180,304)

From share transactions:

Proceeds from sales of shares	198,797,988	437,689,752	1,161,970,083	1,966,407,220

Cost of shares redeemed	(194,535,494)	(280,319,455)	(674,940,725)	(2,643,938,681)

Net increase (decrease) in net assets resulting from share transactions	4,262,494	157,370,297	487,029,358	(677,531,461)

TOTAL INCREASE (DECREASE)	(4,913,898)	186,900,003	484,841,373	(669,830,125)

Net Assets:

Beginning of period	$869,740,523	$682,840,520	$5,343,386,104	$6,013,216,229

End of period	$864,826,625	$869,740,523	$5,828,227,477	$5,343,386,104

86	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Statements of Changes in Net Assets (continued) February 28, 2025 (Unaudited)

	Access U.S. Aggregate Bond ETF		Access U.S. Preferred Stock and Hybrid Securities ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Period July 30, 2024* to August 31, 2024

From operations:

Net investment income	$8,195,112	$19,412,423	$2,468,558	$354,657

Net realized gain (loss)	(6,688,542)	(9,279,615)	440,573	–

Net change in unrealized gain (loss)	1,468,495	21,405,058	(802,562)	1,513,213

Net increase in net assets resulting from operations	2,975,065	31,537,866	2,106,569	1,867,870

Distributions to shareholders:

From distributable earnings	(8,756,889)	(19,163,870)	(2,322,428)	–

From share transactions:

Proceeds from sales of shares	16,459,113	66,335,735	15,576,416	87,469,040

Cost of shares redeemed	(4,035,721)	(172,398,751)	(17,998,936)	–

Net increase (decrease) in net assets resulting from share transactions	12,423,392	(106,063,016)	(2,422,520)	87,469,040

TOTAL INCREASE (DECREASE)	6,641,568	(93,689,020)	(2,638,379)	89,336,910

Net Assets:

Beginning of period	$398,943,714	$492,632,734	$89,336,910	$–

End of period	$405,585,282	$398,943,714	$86,698,531	$89,336,910

* Commencement of operations.

The accompanying notes are an integral part of these consolidated financial statements.	87

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Access Emerging Markets USD Bond ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,		For the Period February 15, 2022*
	February 28, 2025 (Unaudited)		2024	2023	to August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$41.86		$39.59	$40.58	$49.68

Net investment income(a)	1.17		2.33	2.40	1.33

Net realized and unrealized gain (loss)	(0.94)		2.27	(1.02)	(9.29)

Total from investment operations	0.23		4.60	1.38	(7.96)

Distributions to shareholders from net investment income	(1.16)		(2.33)	(2.37)	(1.14)

Net asset value, end of period	$40.93		$41.86	$39.59	$40.58

Market price, end of period	$41.04		$41.91	$39.64	$40.13

Total Return at Net Asset Value(b)	0.57%		12.08%	3.54%	(16.11)%

Net assets, end of period (in 000’s)	$71,628		$66,971	$51,461	$32,462

Ratio of net expenses to average net assets	0.37	%(c)	0.39%	0.22%	0.00	%(c)

Ratio of total expenses to average net assets	0.43	%(c)	0.45%	0.45%	0.45	%(c)

Ratio of net investment income to average net assets	5.75	%(c)	5.82%	6.02%	5.67	%(c)

Portfolio turnover rate(d)	9%		14%	8%	34%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access High Yield Corporate Bond ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$45.17		$43.08	$42.70	$50.40	$49.29	$49.42

Net investment income(a)	1.50		2.94	2.55	2.21	2.24	2.49

Net realized and unrealized gain (loss)	0.08		1.99	0.39	(7.63)	1.15	(0.15)

Total from investment operations	1.58		4.93	2.94	(5.42)	3.39	2.34

Distributions to shareholders from net investment income	(1.52)		(2.84)	(2.56)	(2.28)	(2.28)	(2.47)

Net asset value, end of period	$45.23		$45.17	$43.08	$42.70	$50.40	$49.29

Market price, end of period	$45.22		$45.09	$43.04	$42.28	$50.38	$49.23

Total Return at Net Asset Value(b)	3.58%		11.93%	7.13%	(11.07)%	7.05%	4.94%

Net assets, end of period (in 000’s)	$146,991		$164,863	$101,247	$134,509	$231,834	$150,347

Ratio of net expenses to average net assets	0.31	%(c)	0.34%	0.34%	0.34%	0.34%	0.34%

Ratio of net investment income to average net assets	6.73	%(c)	6.75%	5.99%	4.69%	4.49%	5.15%

Portfolio turnover rate(d)	11%		19%	14%	15%	22%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	89

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Inflation Protected USD Bond ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$49.38		$48.32	$51.68	$58.52	$56.96	$53.11

Net investment income(a)	0.47		1.77	0.93	3.70	2.85	0.33

Net realized and unrealized gain (loss)	0.50		1.10	(2.78)	(7.14)	0.30	4.18

Total from investment operations	0.97		2.87	(1.85)	(3.44)	3.15	4.51

Distributions to shareholders from net investment income	(0.47)		(1.81)	(1.51)	(3.40)	(1.59)	(0.61)

Distributions to shareholders from net realized gains	–		–	–	–	–	(0.04)

Distributions to shareholders from return of capital	–		–	–	–	–	(0.01)

Total distributions	(0.47)		(1.81)	(1.51)	(3.40)	(1.59)	(0.66)

Net asset value, end of period	$49.88		$49.38	$48.32	$51.68	$58.52	$56.96

Market price, end of period	$49.83		$49.37	$48.36	$51.64	$58.54	$57.00

Total Return at Net Asset Value(b)	1.99%		6.11%	(3.64)%	(6.08)%	5.62%	8.57%

Net assets, end of period (in 000’s)	$142,144		$137,023	$111,143	$165,372	$146,311	$31,330

Ratio of net expenses to average net assets	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%

Ratio of net investment income to average net assets	1.95	%(c)	3.66%	1.90%	6.63%	4.96%	0.61%

Portfolio turnover rate(d)	15%		39%	30%	18%	56%	43%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Investment Grade Corporate 1-5 Year Bond ETF
	For the Six Months Ended		For the Fiscal Year Ended August 31,				For the Period July 7, 2020*
	February 28, 2025 (Unaudited)		2024	2023	2022	2021	to August 31, 2020

Per Share Operating Performance:

Net asset value, beginning of period	$47.40		$46.01	$46.46	$50.28	$50.21	$49.89

Net investment income(a)	1.07		2.09	1.43	0.62	0.41	0.06

Net realized and unrealized gain (loss)	(0.08)		1.34	(0.47)	(3.77)	0.14	0.29

Total from investment operations	0.99		3.43	0.96	(3.15)	0.55	0.35

Distributions to shareholders from net investment income	(1.09)		(2.04)	(1.41)	(0.67)	(0.48)	(0.03)

Net asset value, end of period	$47.30		$47.40	$46.01	$46.46	$50.28	$50.21

Market price, end of period	$47.31		$47.46	$46.03	$46.38	$50.30	$50.28

Total Return at Net Asset Value(b)	2.13%		7.65%	2.11%	(6.30)%	1.10%	0.70%

Net assets, end of period (in 000’s)	$7,095		$9,481	$9,202	$16,262	$30,168	$27,617

Ratio of net expenses to average net assets	0.13	%(c)	0.14%	0.14%	0.14%	0.14%	0.14	%(c)

Ratio of net investment income to average net assets	4.59	%(c)	4.52%	3.12%	1.27%	0.82%	0.73	%(c)

Portfolio turnover rate(d)	11%		64%	37%	45%	32%	3%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	91

ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Investment Grade Corporate Bond ETF
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$46.63		$44.63	$45.81	$55.24	$55.39	$52.87

Net investment income(a)	1.05		1.98	1.59	1.27	1.26	1.59

Net realized and unrealized gain (loss)	(0.52)		1.92	(1.23)	(9.43)	(0.14)	2.54

Total from investment operations	0.53		3.90	0.36	(8.16)	1.12	4.13

Distributions to shareholders from net investment income	(1.04)		(1.90)	(1.54)	(1.27)	(1.27)	(1.61)

Net asset value, end of period	$46.12		$46.63	$44.63	$45.81	$55.24	$55.39

Market price, end of period	$46.06		$46.69	$44.63	$45.61	$55.19	$55.47

Total Return at Net Asset Value(b)	1.17%		8.98%	0.84%	(14.96)%	2.07%	7.95%

Net assets, end of period (in 000’s)	$864,827		$869,741	$682,841	$634,530	$776,118	$642,578

Ratio of net expenses to average net assets	0.13	%(c)	0.14%	0.14%	0.14%	0.14%	0.14%

Ratio of net investment income to average net assets	4.59	%(c)	4.39%	3.55%	2.50%	2.30%	3.00%

Portfolio turnover rate(d)	4%		6%	5%	12%	11%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access Treasury 0-1 Year ETF
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$100.23		$100.07	$99.84	$100.09	$100.44	$100.38

Net investment income (loss)(a)	2.22		5.14	4.17	0.52	(0.02)	1.13

Net realized and unrealized gain (loss)	0.05		0.17	(0.26)	(0.51)	(0.01)	0.29

Total from investment operations	2.27		5.31	3.91	0.01	(0.03)	1.42

Distributions to shareholders from net investment income	(2.32)		(5.15)	(3.68)	(0.26)	(0.27)	(1.36)

Distributions to shareholders from return of capital	–		–	–	–	(0.05)	–

Total distributions	(2.32)		(5.15)	(3.68)	(0.26)	(0.32)	(1.36)

Net asset value, end of period	$100.18		$100.23	$100.07	$99.84	$100.09	$100.44

Market price, end of period	$100.17		$100.23	$100.12	$99.88	$100.08	$100.45

Total Return at Net Asset Value(b)	2.29%		5.45%	3.99%	0.01%	(0.03)%	1.42%

Net assets, end of period (in 000’s)	$5,828,227		$5,343,386	$6,013,216	$3,087,061	$1,857,660	$3,045,396

Ratio of net expenses to average net assets	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%

Ratio of total expenses to average net assets	0.14	%(c)	0.14%	0.14%	0.14%	0.14%	0.14%

Ratio of net investment income (loss) to average net assets	4.48	%(c)	5.14%	4.18%	0.52%	(0.02)%	1.13%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	93

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access U.S. Aggregate Bond ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,			For the Period September 8, 2020*
	February 28, 2025 (Unaudited)		2024	2023	2022	to August 31, 2021

Per Share Operating Performance:

Net asset value, beginning of period	$41.99		$40.88	$42.88	$49.40	$50.03

Net investment income(a)	0.85		1.70	1.42	0.67	0.37

Net realized and unrealized gain (loss)	(0.54)		1.06	(2.10)	(6.62)	(0.63)

Total from investment operations	0.31		2.76	(0.68)	(5.95)	(0.26)

Distributions to shareholders from net investment income	(0.91)		(1.65)	(1.32)	(0.57)	(0.37)

Net asset value, end of period	$41.39		$41.99	$40.88	$42.88	$49.40

Market price, end of period	$41.41		$42.02	$40.99	$42.93	$49.38

Total Return at Net Asset Value(b)	0.77%		6.97%	(1.58)%	(12.12)%	(0.52)%

Net assets, end of period (in 000’s)	$405,585		$398,944	$492,633	$433,105	$219,827

Ratio of net expenses to average net assets	0.12	%(c)	0.13%	0.12%	0.10%	0.11	%(c)

Ratio of total expenses to average net assets	0.13	%(c)	0.14%	0.14%	0.14%	0.14	%(c)

Ratio of net investment income to average net assets	4.17	%(c)	4.17%	3.43%	1.48%	0.77	%(c)

Portfolio turnover rate(d)	169%		401%	481%	522%	525%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Access U.S. Preferred Stock and Hybrid Securities ETF
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period July 30, 2024* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$51.05		$50.00

Net investment income(a)	1.37		0.27

Net realized and unrealized gain (loss)	(0.12)		0.78

Total from investment operations	1.25		1.05

Distributions to shareholders from net investment income	(1.30)		–

Net asset value, end of period	$51.00		$51.05

Market price, end of period	$51.06		$51.16

Total Return at Net Asset Value(b)	2.47%		2.10%

Net assets, end of period (in 000’s)	$86,699		$89,337

Ratio of net expenses to average net assets	0.45	%(c)	0.45	%(c)

Ratio of net investment income to average net assets	5.38	%(c)	5.91	%(c)

Portfolio turnover rate(d)	16%		–%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	95

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Access Emerging Markets USD Bond ETF	Diversified

Goldman Sachs Access High Yield Corporate Bond ETF	Diversified

Goldman Sachs Access Inflation Protected USD Bond ETF	Diversified

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	Diversified

Goldman Sachs Access Investment Grade Corporate Bond ETF	Diversified

Goldman Sachs Access Treasury 0-1 Year ETF	Diversified

Goldman Sachs Access U.S. Aggregate Bond ETF	Diversified

Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Access High Yield Corporate Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF, Access Treasury 0-1 Year ETF and Access U.S. Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), shares of the Access Emerging Markets USD Bond ETF and Access Inflation Protected USD Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe BZX”), and shares of the Access U.S. Preferred Stock and Hybrid Securities ETF are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

96

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/ decreases to interest income with a corresponding adjustment to cost.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid monthly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

97

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

98

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2025:

Access Emerging Markets USD Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$10,210,094	$—

Sovereign Debt Obligations	—	60,172,981	—

Investment Company	225,706	—	—

Total	$225,706	$70,383,075	$—

Access High Yield Corporate Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$131,583,877	$—

Foreign Corporate Debt	—	11,971,376	—

Investment Company	1,661,082	—	—

Total	$1,661,082	$143,555,253	$—

99

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Access Inflation Protected USD Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Inflation Indexed Bond	$141,619,512	$—	$—

Investment Company	326,234	—	—

Total	$141,945,746	$—	$—

Access Investment Grade Corporate 1-5 Year Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$5,855,462	$—

Foreign Corporate Debt	—	1,118,287	—

Investment Company	16	—	—

Total	$16	$6,973,749	$—

Access Investment Grade Corporate Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$708,314,522	$—

Foreign Corporate Debt	—	142,053,702	—

Investment Company	4,398,357	—	—

Total	$4,398,357	$850,368,224	$—

Access Treasury 0-1 Year ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Bills	$5,524,249,187	$—	$—

U.S. Treasury Notes	298,927,398	—	—

Total	$5,823,176,585	$—	$—

Access U.S. Aggregate Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$87,480,732	$—

Foreign Corporate Debt	—	23,171,051	—

Mortgage-Backed Securities	—	111,871,805	—

Sovereign Debt Obligations	215,498	9,434,626	—

U.S. Government Agency Obligations	—	805,585	—

U.S. Treasury Bonds	43,503,774	—	—

U.S. Treasury Notes	137,422,377	—	—

Investment Company	23,973,065	—	—

Total	$205,114,714	$232,763,799	$—

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Liabilities

Fixed Income

Forward Sales Contracts	$—	$(12,742,656)	$—

Access U.S. Preferred Stock and Hybrid Securities ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$47,521,266	$—

Foreign Corporate Debt	—	7,459,012	—

Preferred Stock	—	30,470,183	—

Investment Company	286,659	—	—

Total	$286,659	$85,450,461	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2025, contractual and effective net management fees with GSAM were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Unitary Management Fee	Effective Net Unitary Management Fee*

Goldman Sachs Access Emerging Markets USD Bond ETF	0.30%	0.43%	0.37%

Goldman Sachs Access High Yield Corporate Bond ETF	0.15%	0.31%	0.31%

Goldman Sachs Access Inflation Protected USD Bond ETF	0.12%	0.12%	0.12%

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF	0.08%	0.13%	0.13%

Goldman Sachs Access Investment Grade Corporate Bond ETF	0.08%	0.13%	0.13%

Goldman Sachs Access Treasury 0-1 Year ETF	0.14%	0.14%	0.12%

Goldman Sachs Access U.S. Aggregate Bond ETF	0.08%	0.13%	0.12%

Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF	0.45%	0.45%	0.45%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

Effective February 1, 2025, Contractual Unitary Management Fee rates were reduced for the Access Emerging Markets USD Bond ETF, Access High Yield Corporate Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF and Access U.S. Aggregate Bond ETF to the rates in the above table. Prior to February 1, 2025 such rates were 0.45%, 0.34%, 0.14%, 0.14% and 0.14%, respectively.

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.12% as an annual percentage rate of average daily net assets of the Access Treasury 0-1 Year ETF. This arrangement will remain in effect through at least December 29, 2025 and prior to such dates the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. Prior to February 1, 2025, GSAM waived a portion of its management fee for the Access Emerging Markets USD Bond ETF in order to achieve an effective net management fee rate of 0.39%. Effective February 1, 2025, GSAM will no longer waive a portion of its management fee for the Access Emerging Markets USD Bond ETF. For the six months ended February 28, 2025, GSAM waived $17,124 and $565,358 of the Funds’ management fees for the Access Emerging Markets USD Bond ETF and the Access Treasury 0-1 Year ETF, respectively.

The Access Emerging Markets USD Bond ETF, Access High Yield Corporate Bond ETF, Access Inflation Protected USD Bond ETF, Access Investment Grade Corporate 1-5 Year Bond ETF, Access Investment Grade Corporate Bond ETF, Access U.S. Aggregate Bond ETF and Access U.S. Preferred Stock and Hybrid Securities ETF invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 28, 2025, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Access Emerging Markets USD Bond ETF	$ 556

Access High Yield Corporate Bond ETF	1,225

Access Inflation Protected USD Bond ETF	315

Access Investment Grade Corporate 1-5 Year Bond ETF	11

Access Investment Grade Corporate Bond ETF	3,299

Access U.S. Aggregate Bond ETF	16,035

Access U.S. Preferred Stock and Hybrid Securities ETF	595

B.  Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 28, 2025:

Access Emerging Markets USD Bond ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$605,122	$3,061,379	$3,440,795	$225,706	225,706	$16,170

Access High Yield Corporate Bond ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	3,626,772	10,188,525	12,154,215	1,661,082	1,661,082	34,989

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GOLDMAN SACHS ACCESS FIXED INCOME ETFS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Access Inflation Protected USD Bond ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$216,973	$2,136,914	$2,027,653	$326,234	326,234	$9,284

Access Investment Grade Corporate 1-5 Year Bond ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	–	189,785	189,769	16	16	308

Access Investment Grade Corporate Bond ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	3,503,685	32,801,815	31,907,143	4,398,357	4,398,357	93,254

Access U.S. Aggregate Bond ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	16,465,996	29,546,352	22,039,283	23,973,065	23,973,065	458,260

Access U.S. Preferred Stock and Hybrid Securities ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	669,044	9,272,715	9,655,100	286,659	286,659	16,611

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

103

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Access Emerging Markets USD Bond ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	350,000	$14,240,743	500,000	$20,152,969

Shares redeemed	(200,000)	(8,116,590)	(200,000)	(8,070,928)

NET INCREASE IN SHARES	150,000	$6,124,153	300,000	$12,082,041

	Access High Yield Corporate Bond ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	450,000	$20,295,782	2,200,000	$96,858,327

Shares redeemed	(850,000)	(38,298,664)	(900,000)	(39,194,369)

NET INCREASE (DECREASE) IN SHARES	(400,000)	$(18,002,882)	1,300,000	$57,663,958

	Access Inflation Protected USD Bond ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	75,000	$3,683,584	925,000	$44,846,205

Shares redeemed	—	—	(450,000)	(21,671,613)

NET INCREASE IN SHARES	75,000	$3,683,584	475,000	$23,174,592

	Access Investment Grade Corporate 1-5 Year Bond ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	100,000	$4,596,787

Shares redeemed	(50,000)	(2,342,936)	(100,000)	(4,651,720)

NET DECREASE IN SHARES	(50,000)	$(2,342,936)	—	$(54,933)

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5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Access Investment Grade Corporate Bond ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	4,300,000	$198,797,988	9,650,000	$437,689,752

Shares redeemed	(4,200,000)	(194,535,494)	(6,300,000)	(280,319,455)

NET INCREASE IN SHARES	100,000	$4,262,494	3,350,000	$157,370,297

	Access Treasury 0-1 Year ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	11,620,000	$1,161,970,083	19,680,000	$1,966,407,220

Shares redeemed	(6,750,000)	(674,940,725)	(26,460,000)	(2,643,938,681)

NET INCREASE (DECREASE) IN SHARES	4,870,000	$487,029,358	(6,780,000)	$(677,531,461)

	Access U.S. Aggregate Bond ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	400,000	$16,459,113	1,650,000	$66,335,735

Shares redeemed	(100,000)	(4,035,721)	(4,200,000)	(172,398,751)

NET INCREASE (DECREASE) IN SHARES	300,000	$12,423,392	(2,550,000)	$(106,063,016)

	Access U.S. Preferred Stock and Hybrid Securities ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period July 30, 2024(a)(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	300,000	$15,576,416	1,750,000	$87,469,040

Shares redeemed	(350,000)	(17,998,936)	—	—

NET INCREASE (DECREASE) IN SHARES	(50,000)	$(2,422,520)	1,750,000	$87,469,040

(a)	Commenced operations on July 30, 2024.

105

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2025, were as follows (with the exception of the Access Treasury 0-1 Year ETF which only owns short-term securities):

Fund	Purchase of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Access Emerging Markets USD Bond ETF	$—	$5,876,177	$—	$5,736,942

Access High Yield Corporate Bond ETF	—	17,350,320	—	15,749,123

Access Inflation Protected USD Bond ETF	—	20,326,069	—	20,845,871

Access Investment Grade Corporate 1-5 Year Bond ETF	—	1,018,065	—	1,075,692

Access Investment Grade Corporate Bond ETF	—	34,212,365	—	35,041,698

Access U.S. Aggregate Bond ETF	173,075,869	522,073,677	180,249,407	510,908,604

Access U.S. Preferred Stock and Hybrid Securities ETF	—	25,115,208	—	14,718,448

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2025, were as follows (with the exception of the Access Treasury 0-1 Year ETF which only owns short-term securities):

Fund	Purchases	Sales

Access Emerging Markets USD Bond ETF	$14,192,768	$8,076,080

Access High Yield Corporate Bond ETF	19,973,153	37,639,891

Access Inflation Protected USD Bond ETF	3,670,574	—

Access Investment Grade Corporate 1-5 Year Bond ETF	—	2,297,960

Access Investment Grade Corporate Bond ETF	195,918,697	192,686,756

Access U.S. Aggregate Bond ETF	10,302,168	2,933,787

Access U.S. Preferred Stock and Hybrid Securities ETF(a)	5,660,758	17,856,204

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF	Access Investment Grade Corporate Bond ETF

Capital loss carryforwards:

Perpetual Short-Term	$(4,978,576)	$(1,829,420)	$(1,104,286)	$(67,590)	$(3,013,595)

Perpetual Long-Term	(142,968)	(1,537,821)	(5,132,428)	(203,345)	(5,291,057)

Total capital loss carryforwards	(5,121,544)	(3,367,241)	(6,236,714)	(270,935)	(8,304,652)

Timing differences — (Post-October Capital Loss Deferral)	(44,688)	(265,566)	(2,540,553)	(9,812)	(1,174,744)

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7. TAX INFORMATION (continued)

	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access U.S. Preferred Stock and Hybrid Securities ETF

Capital loss carryforwards:

Perpetual Short-Term	$(9,298,709)	$(26,802,756)	$—

Perpetual Long-Term	(4,564)	(11,708,331)	—

Total capital loss carryforwards	(9,303,273)	(38,511,087)	—

Timing differences — (Hybrids, Post-October Capital Loss Deferral)	—	(2,307,520)	152,034

As of February 28, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Access Emerging Markets USD Bond ETF	Access High Yield Corporate Bond ETF	Access Inflation Protected USD Bond ETF	Access Investment Grade Corporate 1-5 Year Bond ETF

Tax Cost	$71,508,964	$143,377,984	$148,649,970	$6,901,368

Gross unrealized gain	1,198,899	3,359,864	709,618	97,004

Gross unrealized loss	(2,099,082)	(1,521,513)	(7,413,842)	(24,607)

Net unrealized gain (loss)	$(900,183)	$1,838,351	$(6,704,224)	$72,397

	Access Investment Grade Corporate Bond ETF	Access Treasury 0-1 Year ETF	Access U.S. Aggregate Bond ETF	Access U.S. Preferred Stock and Hybrid Securities ETF

Tax Cost	$887,406,045	$5,819,879,299	$446,531,747	$85,072,351

Gross unrealized gain	8,062,885	3,426,496	4,527,741	1,394,599

Gross unrealized loss	(40,702,349)	(129,210)	(13,180,975)	(729,830)

Net unrealized gain (loss)	$(32,639,464)	$3,297,286	$(8,653,234)	$664,769

The difference between GAAP-basis and tax-basis unrealized gains (losses) is due to wash sales, and differences in tax treatment of underlying fund investments, partnership investments, market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance,

107

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

8. OTHER RISKS (continued)

financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Index Risk — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. The FTSE Goldman Sachs Emerging Markets USD Bond Index and FTSE Goldman Sachs US Preferred Stock and Hybrids Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may

108

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

8. OTHER RISKS (continued)

also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca, Cboe BZX and NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sampling Risk — A Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if a Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by a Fund could cause a Fund to underperform the Index. To the extent the assets in a Fund are smaller, these risks will be greater.

109

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

8. OTHER RISKS (continued)

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

110

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. ACFIETFSAR-25

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025 Goldman Sachs ActiveBeta® ETFs Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (GEM) Goldman Sachs ActiveBeta® Europe Equity ETF (GSEU) Goldman Sachs ActiveBeta® International Equity ETF (GSIE) Goldman Sachs ActiveBeta® Japan Equity ETF (GSJY) Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (GSLC) Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (GSSC) Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF (GLOV) ActiveBeta® is a registered trademark of GSAM.

Goldman Sachs ActiveBeta® Equity ETFs

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.5%

Brazil – 2.9%
295,863	Ambev SA (Consumer Staples)	$616,077
443,271	B3 SA – Brasil Bolsa Balcao (Financials)	785,553
297,202	Banco Bradesco SA (Financials)	524,668
58,876	Banco BTG Pactual SA (Financials)	316,828
261,720	Banco do Brasil SA (Financials)	1,217,956
370,685	BB Seguridade Participacoes SA (Financials)	2,390,171
182,268	BRF SA (Consumer Staples)	556,882
322,834	Caixa Seguridade Participacoes SA (Financials)	836,172
163,580	CCR SA (Industrials)	326,129
77,126	Centrais Eletricas Brasileiras SA (Utilities)	502,301
35,314	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	571,547
84,858	CPFL Energia SA (Utilities)	507,254
65,301	Embraer SA (Industrials)*	775,801
88,746	Engie Brasil Energia SA (Utilities)	562,101
110,362	Equatorial Energia SA (Utilities)	565,303
138,360	Klabin SA (Materials)	466,112
152,600	Natura & Co. Holding SA (Consumer Staples)	336,222
200,137	NU Holdings Ltd., Class A (Financials)*	2,151,473
340,971	Petroleo Brasileiro SA (Energy)	2,268,879
45,568	PRIO SA (Energy)*	296,384
140,859	Raia Drogasil SA (Consumer Staples)	417,164
20,697	Suzano SA (Materials)	198,594
84,915	Telefonica Brasil SA (Communication Services)	699,462
173,812	TIM SA (Communication Services)	478,920
113,478	TOTVS SA (Information Technology)	676,014
316,464	Vale SA (Materials)	2,974,012
182,610	Vibra Energia SA (Consumer Discretionary)	529,611
156,658	WEG SA (Industrials)	1,292,559
55,063	XP, Inc., Class A (Financials)	779,141

		24,619,290

Chile – 1.0%
8,971,334	Banco de Chile (Financials)	1,166,614
27,793	Banco de Credito e Inversiones SA (Financials)	942,062
12,513,005	Banco Santander Chile (Financials)	680,582
627,748	Cencosud SA (Consumer Staples)	1,661,517
272,494	Empresas CMPC SA (Materials)	463,243
109,771	Empresas Copec SA (Consumer Discretionary)	777,455
4,736,106	Enel Americas SA (Utilities)	431,805

Shares	Description	Value

Common Stocks – (continued)

Chile – (continued)
6,031,865	Enel Chile SA (Utilities)	$400,389
334,001	Falabella SA (Consumer Discretionary)	1,313,816
39,501,680	Latam Airlines Group SA (Industrials)	636,407

		8,473,890

China – 32.4%
295,909	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	612,305
141,241	AAC Technologies Holdings, Inc. (Information Technology)	813,682
1,163,080	Agricultural Bank of China Ltd., Class A (Financials)	818,177
3,256,194	Agricultural Bank of China Ltd., Class H (Financials)	1,938,684
130,328	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	248,412
53,448	Akeso, Inc. (Health Care)*(a)(b)	501,386
1,575,686	Alibaba Group Holding Ltd. (Consumer Discretionary)	25,834,240
386,758	Aluminum Corp. of China Ltd., Class A (Materials)	379,198
1,032,607	Aluminum Corp. of China Ltd., Class H (Materials)	601,519
115,000	Anhui Conch Cement Co. Ltd., Class A (Materials)	366,799
144,500	Anhui Conch Cement Co. Ltd., Class H (Materials)	394,860
100,565	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)	466,105
67,496	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	1,032,726
162,083	ANTA Sports Products Ltd. (Consumer Discretionary)	1,819,565
23,032	Autohome, Inc. ADR (Communication Services)	661,940
75,640	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	415,304
121,327	Baidu, Inc., Class A (Communication Services)*	1,302,746
821,078	Bank of Beijing Co. Ltd., Class A (Financials)	657,533
347,503	Bank of Changsha Co. Ltd., Class A (Financials)	408,376
163,592	Bank of Chengdu Co. Ltd., Class A (Financials)	360,046
923,099	Bank of China Ltd., Class A (Financials)	683,538
8,430,059	Bank of China Ltd., Class H (Financials)	4,780,629
718,108	Bank of Communications Co. Ltd., Class A (Financials)	709,979

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,018,253	Bank of Communications Co. Ltd., Class H (Financials)	$1,712,913
325,567	Bank of Hangzhou Co. Ltd., Class A (Financials)	643,317
630,928	Bank of Jiangsu Co. Ltd., Class A (Financials)	789,898
319,352	Bank of Nanjing Co. Ltd., Class A (Financials)	442,295
598,395	Bank of Shanghai Co. Ltd., Class A (Financials)	768,041
89,504	BeiGene Ltd. (Health Care)*	1,918,642
111,168	Beijing Enterprises Holdings Ltd. (Utilities)	383,116
1,041,639	Beijing Enterprises Water Group Ltd. (Utilities)	304,060
251,916	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	406,241
701,080	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	525,866
6,978	Bestechnic Shanghai Co. Ltd., Class A (Information Technology)	330,119
121,825	BOC Aviation Ltd. (Industrials)(b)	939,164
897,312	BOE Technology Group Co. Ltd., Class A (Information Technology)	530,324
3,419,362	Bosideng International Holdings Ltd. (Consumer Discretionary)	1,666,480
8,985	BYD Co. Ltd., Class A (Consumer Discretionary)	445,791
59,034	BYD Co. Ltd., Class H (Consumer Discretionary)	2,820,939
94,810	BYD Electronic International Co. Ltd. (Information Technology)	610,812
222,165	C&D International Investment Group Ltd. (Real Estate)(a)	441,102
166,610	Caitong Securities Co. Ltd., Class A (Financials)	180,945
5,581	Cambricon Technologies Corp. Ltd., Class A (Information Technology)*	562,833
1,326,402	CGN Power Co. Ltd., Class H (Utilities)(b)	412,768
37,620	Changchun High-Tech Industry Group Co. Ltd., Class A (Health Care)	489,972
2,284,241	China CITIC Bank Corp. Ltd., Class H (Financials)	1,680,172
295,981	China Coal Energy Co. Ltd., Class H (Energy)(a)	305,629
2,103,906	China Communications Services Corp. Ltd., Class H (Industrials)	1,290,508

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
500,313	China Construction Bank Corp., Class A (Financials)	$583,837
10,256,031	China Construction Bank Corp., Class H (Financials)	8,691,216
630,718	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	331,249
1,618,240	China Energy Engineering Corp. Ltd., Class A (Industrials)	510,377
986,249	China Everbright Bank Co. Ltd., Class A (Financials)	508,505
2,131,228	China Everbright Bank Co. Ltd., Class H (Financials)	860,549
1,246,351	China Feihe Ltd. (Consumer Staples)(b)	900,726
438,344	China Galaxy Securities Co. Ltd., Class H (Financials)	442,487
918,012	China Gas Holdings Ltd. (Utilities)	796,834
182,201	China Great Wall Securities Co. Ltd., Class A (Financials)	202,874
678,504	China Hongqiao Group Ltd. (Materials)	1,081,907
357,412	China Life Insurance Co. Ltd., Class H (Financials)	686,650
299,380	China Mengniu Dairy Co. Ltd. (Consumer Staples)	682,955
100,703	China Merchants Bank Co. Ltd., Class A (Financials)	580,669
326,743	China Merchants Bank Co. Ltd., Class H (Financials)	1,911,761
923,236	China Merchants Port Holdings Co. Ltd. (Industrials)	1,510,135
1,186,558	China Minsheng Banking Corp. Ltd., Class A (Financials)	670,358
3,053,749	China Minsheng Banking Corp. Ltd., Class H (Financials)	1,452,951
531,421	China National Chemical Engineering Co. Ltd., Class A (Industrials)	520,304
112,777	China Pacific Insurance Group Co. Ltd., Class A (Financials)	477,395
304,653	China Pacific Insurance Group Co. Ltd., Class H (Financials)	901,050
1,894,724	China Petroleum & Chemical Corp., Class H (Energy)	1,006,264
2,204,474	China Power International Development Ltd. (Utilities)	850,437
447,080	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	354,351
1,592,033	China Resources Pharmaceutical Group Ltd. (Health Care)(b)	1,085,035
228,658	China Resources Power Holdings Co. Ltd. (Utilities)	528,091
1,216,000	China Ruyi Holdings Ltd. (Communication Services)*	356,520

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
223,575	China Shenhua Energy Co. Ltd., Class H (Energy)	$852,440
405,108	China Southern Airlines Co. Ltd., Class A (Industrials)*	324,973
595,865	China State Construction International Holdings Ltd. (Industrials)	910,291
890,453	China Taiping Insurance Holdings Co. Ltd. (Financials)	1,309,944
872,286	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	502,376
824,300	China Tower Corp. Ltd., Class H (Communication Services)(b)	1,170,227
373,889	China United Network Communications Ltd., Class A (Communication Services)	320,437
175,144	China Yangtze Power Co. Ltd., Class A (Utilities)	657,581
2,024,666	China Zheshang Bank Co. Ltd., Class A (Financials)	794,036
64,620	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	497,816
565,979	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	439,276
325,108	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	313,967
500,558	CITIC Ltd. (Industrials)	572,875
297,663	CMOC Group Ltd., Class A (Materials)	271,028
9,600	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	347,928
196,960	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	367,854
411,465	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	604,247
435,421	CRRC Corp. Ltd., Class A (Industrials)	446,613
1,043,275	CRRC Corp. Ltd., Class H (Industrials)	692,252
2,120,967	CSPC Pharmaceutical Group Ltd. (Health Care)	1,284,608
380,525	Daqin Railway Co. Ltd., Class A (Industrials)	349,606
1,547,051	Datang International Power Generation Co. Ltd., Class A (Utilities)	589,753
12,200	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	370,105
68,121	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	544,684
26,047	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	343,029

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,537,804	Everdisplay Optronics Shanghai Co. Ltd., Class A (Information Technology)*	$487,117
1,968,751	Far East Horizon Ltd. (Financials)	1,491,152
317,500	FAW Jiefang Group Co. Ltd., Class A (Industrials)	346,995
458,484	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	399,226
345,613	Fosun International Ltd. (Industrials)	195,550
51,445	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	349,957
468,625	GD Power Development Co. Ltd., Class A (Utilities)	271,823
836,225	Geely Automobile Holdings Ltd. (Consumer Discretionary)	1,886,117
118,895	GF Securities Co. Ltd., Class A (Financials)	250,098
133,290	Giant Biogene Holding Co. Ltd. (Consumer Staples)(b)	1,072,970
18,200	GigaDevice Semiconductor, Inc., Class A (Information Technology)*	329,008
88,000	GoerTek, Inc., Class A (Information Technology)	342,827
72,704	Goneo Group Co. Ltd., Class A (Industrials)	747,523
223,500	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	370,177
34,390	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Discretionary)	192,639
831,783	Guangdong Investment Ltd. (Utilities)	631,070
517,244	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	619,908
54,413	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	198,400
241,512	Guoyuan Securities Co. Ltd., Class A (Financials)	264,610
757,047	Haidilao International Holding Ltd. (Consumer Discretionary)(b)	1,617,967
80,202	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	288,692
307,868	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	979,841
485,720	Hainan Airport Infrastructure Co. Ltd., Class A (Real Estate)*	251,767

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
328,976	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	$670,353
259,008	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(b)	600,183
104,871	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A (Materials)	258,994
483,657	Hengan International Group Co. Ltd. (Consumer Staples)	1,352,734
71,501	Hisense Home Appliances Group Co. Ltd., Class H (Consumer Discretionary)(a)	241,815
22,915	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	946,319
55,654	Huadong Medicine Co. Ltd., Class A (Health Care)	264,283
118,462	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	219,622
217,425	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	257,301
188,514	Huatai Securities Co. Ltd., Class H (Financials)(b)	316,594
737,638	Huaxia Bank Co. Ltd., Class A (Financials)	730,300
252,141	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	629,268
108,656	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)	405,418
175,299	Hundsun Technologies, Inc., Class A (Information Technology)	734,364
13,752	Imeik Technology Development Co. Ltd., Class A (Health Care)	320,315
702,569	Industrial & Commercial Bank of China Ltd., Class A (Financials)	661,860
6,617,708	Industrial & Commercial Bank of China Ltd., Class H (Financials)	4,680,434
279,512	Industrial Bank Co. Ltd., Class A (Financials)	795,315
506,608	Industrial Securities Co. Ltd., Class A (Financials)	415,426
85,523	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	208,045
68,700	JCET Group Co. Ltd., Class A (Information Technology)	351,293
56,709	JD Health International, Inc. (Consumer Staples)*(b)	246,482
349,476	JD Logistics, Inc. (Industrials)*(b)	625,565
212,966	JD.com, Inc., Class A (Consumer Discretionary)	4,398,166

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
497,288	Jiangsu Expressway Co. Ltd., Class H (Industrials)	$565,936
127,900	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	806,067
98,641	Jiangxi Copper Co. Ltd., Class A (Materials)	280,264
163,768	Jiangxi Copper Co. Ltd., Class H (Materials)	257,345
18,229	Kanzhun Ltd. ADR (Communication Services)*	291,664
20,811	KE Holdings, Inc. ADR (Real Estate)	463,461
65,800	Kingsoft Corp. Ltd. (Communication Services)	339,725
332,696	Kuaishou Technology (Communication Services)*(b)	2,164,781
66,099	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)	370,895
1,208,400	Kunlun Energy Co. Ltd. (Utilities)	1,202,728
4,513	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	928,765
115,464	LB Group Co. Ltd., Class A (Materials)	278,822
1,177,763	Lenovo Group Ltd. (Information Technology)	1,753,809
149,417	Lens Technology Co. Ltd., Class A (Information Technology)	549,310
45,880	Li Auto, Inc., Class A (Consumer Discretionary)*	693,230
548,283	Li Ning Co. Ltd. (Consumer Discretionary)	1,204,227
1,293,046	Liaoning Port Co. Ltd., Class A (Industrials)	271,285
454,347	Longfor Group Holdings Ltd. (Real Estate)(a)(b)	622,817
58,100	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	343,778
248,986	Meihua Holdings Group Co. Ltd., Class A (Materials)	316,160
466,015	Meituan, Class B (Consumer Discretionary)*(b)	9,708,022
36,027	Midea Group Co. Ltd., Class A (Consumer Discretionary)	360,885
214,685	MINISO Group Holding Ltd. (Consumer Discretionary)	1,093,233
1,043,051	MMG Ltd. (Materials)*	304,472
178,817	Nanjing Securities Co. Ltd., Class A (Financials)	203,765
157,756	NetEase, Inc. (Communication Services)	3,140,311
140,533	New China Life Insurance Co. Ltd., Class H (Financials)	474,377
261,562	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	342,889

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
179,062	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)	$839,299
26,667	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	338,432
225,071	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(b)	1,004,303
114,326	OFILM Group Co. Ltd., Class A (Information Technology)*	214,776
63,491	PDD Holdings, Inc. ADR (Consumer Discretionary)*	7,218,292
527,558	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	477,457
1,969,243	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	969,871
796,004	PetroChina Co. Ltd., Class A (Energy)	857,943
2,844,624	PetroChina Co. Ltd., Class H (Energy)	2,117,967
865,892	PICC Property & Casualty Co. Ltd., Class H (Financials)	1,416,337
304,149	Ping An Bank Co. Ltd., Class A (Financials)	480,880
100,434	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	693,840
414,586	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	2,449,717
193,499	Pop Mart International Group Ltd. (Consumer Discretionary)(b)	2,592,760
353,013	Postal Savings Bank of China Co. Ltd., Class A (Financials)	257,527
814,027	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	516,062
49,268	Qifu Technology, Inc. ADR (Financials)	1,974,661
36,800	Range Intelligent Computing Technology Group Co. Ltd., Class A (Information Technology)	312,867
15,200	Rockchip Electronics Co. Ltd., Class A (Information Technology)	329,322
426,853	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	515,674
167,462	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	377,749
26,223	Seres Group Co. Ltd., Class A (Consumer Discretionary)	436,933
53,400	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A (Industrials)	373,303
1,218,718	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	621,680
178,537	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	347,401

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
389,825	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	$436,195
161,126	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	552,144
79,400	Shanghai International Airport Co. Ltd., Class A (Industrials)	353,745
68,057	Shanghai M&G Stationery, Inc., Class A (Industrials)	257,668
249,153	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	377,422
686,307	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	957,106
242,366	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	265,213
374,500	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	355,368
15,668	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	437,605
80,300	Shengyi Technology Co. Ltd., Class A (Information Technology)	316,793
17,100	Shennan Circuits Co. Ltd., Class A (Information Technology)	306,919
426,108	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	364,023
21,719	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	753,228
39,717	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	337,667
170,665	Sinolink Securities Co. Ltd., Class A (Financials)	199,391
407,355	Sinopharm Group Co. Ltd., Class H (Health Care)	1,025,656
126,433	Sinotruk Hong Kong Ltd. (Industrials)	335,735
230,000	Smoore International Holdings Ltd. (Consumer Staples)(b)	341,902
76,000	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	334,116
59,676	Suzhou TFC Optical Communication Co. Ltd., Class A (Information Technology)	723,963
168,781	TBEA Co. Ltd., Class A (Industrials)	279,352
681,062	Tencent Holdings Ltd. (Communication Services)	41,915,550
40,399	Tencent Music Entertainment Group ADR (Communication Services)	492,464

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
91,670	Tianqi Lithium Corp., Class A (Materials)	$407,531
298,600	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	344,355
907,112	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	1,320,454
156,072	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)	348,811
38,064	Trip.com Group Ltd. (Consumer Discretionary)*	2,137,047
76,292	Victory Giant Technology Huizhou Co. Ltd., Class A (Information Technology)	534,066
109,855	Vipshop Holdings Ltd. ADR (Consumer Discretionary)	1,726,921
1,471,290	Want Want China Holdings Ltd. (Consumer Staples)	887,334
239,222	Weichai Power Co. Ltd., Class H (Industrials)	470,046
132,061	Western Mining Co. Ltd., Class A (Materials)	288,477
1,809,462	Wintime Energy Group Co. Ltd., Class A (Utilities)	377,150
78,298	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	376,536
189,732	Xiamen C & D, Inc., Class A (Industrials)	269,018
1,265,270	Xiaomi Corp., Class B (Information Technology)*(b)	8,436,218
38,700	XPeng, Inc., Class A (Consumer Discretionary)*	397,127
66,195	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	357,637
500,300	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)*	365,661
398,152	Youngor Fashion Co. Ltd., Class A (Real Estate)	449,880
43,988	Yum China Holdings, Inc. (Consumer Discretionary)	2,173,447
428,753	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	317,484
159,238	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	456,366
105,566	Yutong Bus Co. Ltd., Class A (Industrials)	381,439
145,654	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	466,769
687,164	Zhejiang Expressway Co. Ltd., Class H (Industrials)	510,745
415,698	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	535,829
68,310	Zhejiang NHU Co. Ltd., Class A (Materials)	198,301
72,990	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	530,469

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
191,638	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A (Consumer Discretionary)	$521,367
151,813	Zhongjin Gold Corp. Ltd., Class A (Materials)	252,100
150,749	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	245,804
103,518	ZTE Corp., Class H (Information Technology)	390,031

		278,950,733

Colombia – 0.1%
63,334	Bancolombia SA (Financials)	700,912

Czech Republic – 0.2%
9,329	CEZ AS (Utilities)	395,793
23,102	Komercni Banka AS (Financials)	999,290
90,297	Moneta Money Bank AS (Financials)(b)	509,296

		1,904,379

Egypt – 0.2%
1,217,498	Commercial International Bank - Egypt (CIB) (Financials)	1,819,637

Greece – 1.1%
412,526	Alpha Services and Holdings SA (Financials)	835,531
394,494	Eurobank Ergasias Services and Holdings SA (Financials)	1,026,916
118,567	Hellenic Telecommunications Organization SA (Communication Services)	1,852,112
28,038	JUMBO SA (Consumer Discretionary)	773,894
12,260	Metlen Energy & Metals SA (Industrials)	452,639
141,100	National Bank of Greece SA (Financials)	1,309,544
74,705	OPAP SA (Consumer Discretionary)	1,328,554
179,629	Piraeus Financial Holdings SA (Financials)	846,829
65,596	Public Power Corp. SA (Utilities)	901,867

		9,327,886

Hong Kong – 0.1%
2,775,148	Sino Biopharmaceutical Ltd. (Health Care)	1,149,100

Hungary – 0.5%
88,622	MOL Hungarian Oil & Gas PLC (Energy)	663,560
39,439	OTP Bank Nyrt (Financials)	2,439,308
43,803	Richter Gedeon Nyrt (Health Care)	1,227,634

		4,330,502

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – 15.3%
10,070	ABB India Ltd. (Industrials)	$567,970
99,460	Adani Power Ltd. (Utilities)*	544,392
6,375	Apollo Hospitals Enterprise Ltd. (Health Care)	440,956
127,128	Ashok Leyland Ltd. (Industrials)	309,365
31,116	Asian Paints Ltd. (Materials)	775,111
17,600	Astral Ltd. (Industrials)	268,967
34,818	Aurobindo Pharma Ltd. (Health Care)*	421,101
198,456	Axis Bank Ltd. (Financials)	2,303,238
4,375	Bajaj Auto Ltd. (Consumer Discretionary)	395,128
10,906	Bajaj Finance Ltd. (Financials)	1,063,171
26,314	Bajaj Finserv Ltd. (Financials)	563,035
378,170	Bank of Baroda (Financials)	851,689
208,266	Bharat Electronics Ltd. (Industrials)	586,095
149,680	Bharat Petroleum Corp. Ltd. (Energy)	405,915
177,447	Bharti Airtel Ltd. (Communication Services)	3,184,175
1,369	Bosch Ltd. (Consumer Discretionary)	415,282
22,297	Britannia Industries Ltd. (Consumer Staples)	1,170,976
10,097	BSE Ltd. (Financials)	534,680
1,011,978	Canara Bank (Financials)	935,606
69,954	CG Power & Industrial Solutions Ltd. (Industrials)*	457,759
20,437	Cholamandalam Investment and Finance Co. Ltd. (Financials)	327,153
84,134	Cipla Ltd. (Health Care)	1,353,297
52,817	Coal India Ltd. (Energy)	222,939
44,400	Colgate-Palmolive India Ltd. (Consumer Staples)	1,250,555
12,093	Cummins India Ltd. (Industrials)	375,620
8,067	Divi’s Laboratories Ltd. (Health Care)	505,226
4,295	Dixon Technologies India Ltd. (Consumer Discretionary)	684,022
107,169	Dr Reddy’s Laboratories Ltd. (Health Care)	1,367,418
10,242	Eicher Motors Ltd. (Consumer Discretionary)	558,733
295,044	GAIL India Ltd. (Utilities)	526,134
31,502	Grasim Industries Ltd. (Materials)	830,411
43,421	Havells India Ltd. (Industrials)	705,524
188,408	HCL Technologies Ltd. (Information Technology)	3,391,306
25,317	HDFC Asset Management Co. Ltd. (Financials)(b)	1,049,757
343,609	HDFC Bank Ltd. (Financials)	6,802,774
28,247	HDFC Life Insurance Co. Ltd. (Financials)(b)	196,429

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
10,565	Hero MotoCorp Ltd. (Consumer Discretionary)	$444,447
288,490	Hindalco Industries Ltd. (Materials)	2,091,380
14,930	Hindustan Aeronautics Ltd. (Industrials)	526,913
126,108	Hindustan Petroleum Corp. Ltd. (Energy)	423,344
35,239	Hindustan Unilever Ltd. (Consumer Staples)	882,045
514,892	ICICI Bank Ltd. (Financials)	7,085,199
19,251	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	372,012
953,185	IDFC First Bank Ltd. (Financials)*	636,047
58,780	Indian Hotels Co. Ltd. (Consumer Discretionary)	481,035
372,082	Indian Oil Corp. Ltd. (Energy)	482,580
249,544	Indus Towers Ltd. (Communication Services)*	922,133
58,516	IndusInd Bank Ltd. (Financials)	662,105
6,830	Info Edge India Ltd. (Communication Services)	545,803
363,132	Infosys Ltd. (Information Technology)	7,003,790
20,102	InterGlobe Aviation Ltd. (Industrials)*(b)	1,028,558
224,032	ITC Ltd. (Consumer Staples)	1,011,301
95,973	Jindal Stainless Ltd. (Materials)	641,456
63,388	Jindal Steel & Power Ltd. (Materials)	620,198
69,090	JSW Steel Ltd. (Materials)	750,641
71,589	Jubilant Foodworks Ltd. (Consumer Discretionary)	512,228
60,009	Kotak Mahindra Bank Ltd. (Financials)	1,305,020
45,864	Larsen & Toubro Ltd. (Industrials)	1,658,293
26,696	LTIMindtree Ltd. (Information Technology)(b)	1,423,507
35,828	Lupin Ltd. (Health Care)	779,850
58,777	Mahindra & Mahindra Ltd. (Consumer Discretionary)	1,736,433
15,600	Mankind Pharma Ltd. (Health Care)*	408,364
125,784	Marico Ltd. (Consumer Staples)	863,344
6,683	Maruti Suzuki India Ltd. (Consumer Discretionary)	912,351
65,029	Mphasis Ltd. (Information Technology)	1,670,059
572	MRF Ltd. (Consumer Discretionary)	688,813
34,265	Muthoot Finance Ltd. (Financials)	835,169
54,382	Nestle India Ltd. (Consumer Staples)	1,360,828
1,509,815	NMDC Ltd. (Materials)	1,078,048

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
248,302	NTPC Ltd. (Utilities)	$883,775
498,625	Oil & Natural Gas Corp. Ltd. (Energy)	1,283,548
12,376	Oracle Financial Services Software Ltd. (Information Technology)	1,098,079
2,853	Page Industries Ltd. (Consumer Discretionary)	1,320,995
15,138	PB Fintech Ltd. (Financials)*	253,200
30,711	Persistent Systems Ltd. (Information Technology)	1,861,498
227,681	Petronet LNG Ltd. (Energy)	737,134
11,950	PI Industries Ltd. (Materials)	411,602
25,676	Pidilite Industries Ltd. (Materials)	779,901
6,823	Polycab India Ltd. (Industrials)	367,522
355,624	Power Finance Corp. Ltd. (Financials)	1,480,552
314,862	Power Grid Corp. of India Ltd. (Utilities)	902,626
735,442	Punjab National Bank (Financials)	734,486
51,840	Rail Vikas Nigam Ltd. (Industrials)	196,924
300,582	REC Ltd. (Financials)	1,237,658
450,909	Reliance Industries Ltd. (Energy)	6,184,145
675,211	Samvardhana Motherson International Ltd. (Consumer Discretionary)	915,084
40,572	SBI Cards & Payment Services Ltd. (Financials)	388,918
19,612	SBI Life Insurance Co. Ltd. (Financials)(b)	320,614
2,531	Shree Cement Ltd. (Materials)	789,175
158,325	Shriram Finance Ltd. (Financials)	1,116,912
11,562	Siemens Ltd. (Industrials)	610,910
5,056	Solar Industries India Ltd. (Materials)	503,302
15,577	SRF Ltd. (Materials)	497,624
221,695	State Bank of India (Financials)	1,745,108
75,872	Sun Pharmaceutical Industries Ltd. (Health Care)	1,381,462
555,203	Suzlon Energy Ltd. (Industrials)*	315,405
68,702	Tata Communications Ltd. (Communication Services)	1,061,891
108,127	Tata Consultancy Services Ltd. (Information Technology)	4,304,197
22,705	Tata Consumer Products Ltd. (Consumer Staples)	250,056
16,969	Tata Elxsi Ltd. (Information Technology)	1,049,337
395,883	Tata Motors Ltd. (Consumer Discretionary)	2,807,934
50,873	Tata Power Co. Ltd. (The) (Utilities)	197,204

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
734,063	Tata Steel Ltd. (Materials)	$1,150,961
163,398	Tech Mahindra Ltd. (Information Technology)	2,778,301
6,298	Titan Co. Ltd. (Consumer Discretionary)	221,482
37,035	Torrent Pharmaceuticals Ltd. (Health Care)	1,247,751
28,182	Trent Ltd. (Consumer Discretionary)	1,562,520
16,558	TVS Motor Co. Ltd. (Consumer Discretionary)	421,123
13,228	UltraTech Cement Ltd. (Materials)	1,531,125
683,705	Union Bank of India Ltd. (Financials)	875,886
11,876	United Spirits Ltd. (Consumer Staples)	174,325
132,419	UPL Ltd. (Materials)	957,840
86,033	Varun Beverages Ltd. (Consumer Staples)	428,721
235,288	Vedanta Ltd. (Materials)	1,061,440
7,270,493	Vodafone Idea Ltd. (Communication Services)*	627,313
499,963	Wipro Ltd. (Information Technology)	1,586,386
331,892	Zomato Ltd. (Consumer Discretionary)*	842,401
43,018	Zydus Lifesciences Ltd. (Health Care)	430,948

		132,072,504

Indonesia – 0.9%
3,461,004	Alamtri Resources Indonesia Tbk PT (Energy)	432,104
2,105,238	Astra International Tbk PT (Industrials)	575,195
3,807,454	Bank Central Asia Tbk PT (Financials)	1,934,728
3,254,794	Bank Mandiri Persero Tbk PT (Financials)	903,019
3,483,502	Bank Rakyat Indonesia Persero Tbk PT (Financials)	705,945
1,069,543	Chandra Asri Pacific Tbk PT (Materials)	432,204
2,281,202	Indofood Sukses Makmur Tbk PT (Consumer Staples)	980,311
9,711,689	Kalbe Farma Tbk PT (Health Care)	632,607
5,463,272	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	724,921
5,564,013	Telkom Indonesia Persero Tbk PT (Communication Services)	788,627

		8,109,661

Kazakhstan – –%
70,023	Solidcore Resources PLC (Materials)*(c)	—

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Kuwait – 0.5%
630,355	Kuwait Finance House KSCP (Financials)	$1,635,086
375,021	Mobile Telecommunications Co. KSCP (Communication Services)	596,293
554,258	National Bank of Kuwait SAKP (Financials)	1,848,723

		4,080,102

Luxembourg – 0.0%
16,845	Reinet Investments SCA (Financials)	415,989

Mexico – 1.6%
576,942	Alfa SAB de CV, Class A (Industrials)	494,333
1,825,672	America Movil SAB de CV, Series B (Communication Services)	1,299,256
1,328,717	Cemex SAB de CV, Series CPO (Materials)	817,443
52,391	Coca-Cola Femsa SAB de CV (Consumer Staples)	467,039
152,121	Fomento Economico Mexicano SAB de CV (Consumer Staples)	1,430,031
71,890	Gruma SAB de CV, Class B (Consumer Staples)	1,242,820
36,300	Grupo Aeroportuario del Centro Norte SAB de CV (Industrials)	349,376
18,530	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)*	349,705
10,165	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	275,095
179,806	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	482,852
57,314	Grupo Comercial Chedraui SA de CV (Consumer Staples)(a)	328,482
292,014	Grupo Financiero Banorte SAB de CV, Class O (Financials)	2,060,221
126,409	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	292,971
175,095	Grupo Mexico SAB de CV, Series B (Materials)	824,152
34,647	Industrias Penoles SAB de CV (Materials)*	530,687
307,054	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	459,770
7,872	Southern Copper Corp. (Materials)	700,057
342,351	Wal-Mart de Mexico SAB de CV (Consumer Staples)	906,844

		13,311,134

Shares	Description	Value

Common Stocks – (continued)

Netherlands – –%
40,500	Nebius Group NV, Class A (Information Technology)*(c)	$—

Peru – 0.1%
4,800	Credicorp Ltd. (Financials)	878,496

Philippines – 0.2%
35,600	Ayala Corp. (Industrials)	338,858
117,164	Bank of the Philippine Islands (Financials)	251,127
82,520	International Container Terminal Services, Inc. (Industrials)	497,745
87,670	Jollibee Foods Corp. (Consumer Discretionary)	388,821
283,290	Metropolitan Bank & Trust Co. (Financials)	349,762
14,305	PLDT, Inc. (Communication Services)	328,071

		2,154,384

Poland – 1.2%
40,364	Bank Pekao SA (Financials)	1,717,746
27,674	CD Projekt SA (Communication Services)(a)	1,535,174
8,691	Dino Polska SA (Consumer Staples)*(b)	1,078,243
415	LPP SA (Consumer Discretionary)	1,896,988
34,402	ORLEN SA (Energy)	539,967
97,929	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	1,693,968
130,867	Powszechny Zaklad Ubezpieczen SA (Financials)	1,766,428
2,708	Santander Bank Polska SA (Financials)	352,914

		10,581,428

Qatar – 1.0%
821,193	Al Rayan Bank (Financials)	523,254
954,991	Barwa Real Estate Co. (Real Estate)	747,783
708,014	Commercial Bank PSQC (The) (Financials)	879,330
343,679	Dukhan Bank (Financials)	347,077
201,938	Industries Qatar QSC (Industrials)	733,765
896,565	Mesaieed Petrochemical Holding Co. (Materials)	351,879
272,529	Ooredoo QPSC (Communication Services)	931,135
86,147	Qatar Fuel QSC (Energy)	339,998
138,142	Qatar International Islamic Bank QSC (Financials)	405,586
186,347	Qatar Islamic Bank (Financials)	1,066,083
546,944	Qatar National Bank QPSC (Financials)	2,493,620

		8,819,510

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Romania – 0.1%
95,477	NEPI Rockcastle NV (Real Estate)*	$691,434

Russia – 0.0%
1,256,908	Gazprom PJSC (Energy)*(c)	—
1,190,600	GMK Norilskiy Nickel PAO (Materials)*(c)	—
35,708,229	Inter RAO UES PJSC (Utilities)(c)	—
62,206	LUKOIL PJSC (Energy)(c)	—
824,628	Moscow Exchange MICEX-RTS PJSC (Financials)(c)	—
839,494	Novolipetsk Steel PJSC (Materials)(c)	—
127,440	PhosAgro PJSC, GDR (Materials)*(c)	—
820	PhosAgro PJSC NPV (Materials)*(c)	—
11,287	Polyus PJSC (Materials)*(c)	—
90,086	Rosneft Oil Co. PJSC (Energy)(c)	—
1,661,273	Sberbank of Russia PJSC (Financials)(c)	—
152,107	Severstal PAO (Materials)(c)	—
3,362,523	Surgutneftegas PJSC (Energy)(c)	—
277,377	Tatneft PJSC (Energy)(c)	—
1,366	TKS Holding MKPAO JSC (Financials)*(c)	—
159,827	VTB Bank PJSC (Financials)*(c)	—

		—

Saudi Arabia – 2.8%
5,943	ACWA Power Co. (Utilities)	588,864
169,154	Al Rajhi Bank (Financials)	4,501,392
19,434	Al Rajhi Co. for Co-operative Insurance (Financials)*	865,392
77,658	Alinma Bank (Financials)	627,426
15,821	Almarai Co. JSC (Consumer Staples)	239,616
105,597	Arab National Bank (Financials)	609,879
27,004	Bank AlBilad (Financials)	272,899
158,006	Bank Al-Jazira (Financials)*	747,414
131,962	Banque Saudi Fransi (Financials)	600,995
8,129	Bupa Arabia for Cooperative Insurance Co. (Financials)	369,352
8,150	Co. for Cooperative Insurance (The) (Financials)	314,239
7,978	Dallah Healthcare Co. (Health Care)	306,756
1,273	Elm Co. (Information Technology)	361,435
58,908	Etihad Etisalat Co. (Communication Services)	973,868
152,837	Jarir Marketing Co. (Consumer Discretionary)	515,936
24,898	Nahdi Medical Co. (Consumer Staples)	782,067
89,688	Riyad Bank (Financials)	705,489

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
19,605	SABIC Agri-Nutrients Co. (Materials)	$566,670
66,129	Sahara International Petrochemical Co. (Materials)	376,993
5,088	SAL Saudi Logistics Services (Industrials)	331,847
37,568	Saudi Arabian Mining Co. (Materials)*	457,291
404,076	Saudi Arabian Oil Co. (Energy)(b)	2,919,889
12,767	Saudi Aramco Base Oil Co. (Materials)	352,001
72,923	Saudi Awwal Bank (Financials)	688,338
38,884	Saudi Basic Industries Corp. (Materials)	642,831
209,431	Saudi Investment Bank (The) (Financials)	805,268
452,010	Saudi Kayan Petrochemical Co. (Materials)*	732,800
155,449	Saudi National Bank (The) (Financials)	1,450,741
102,270	Saudi Telecom Co. (Communication Services)	1,233,959
37,671	Yanbu National Petrochemical Co. (Materials)	351,066

		24,292,713

South Africa – 3.7%
109,820	Absa Group Ltd. (Financials)	1,111,238
51,294	Aspen Pharmacare Holdings Ltd. (Health Care)	451,006
40,160	Bid Corp. Ltd. (Consumer Staples)	973,873
56,591	Bidvest Group Ltd. (Industrials)	748,260
15,085	Capitec Bank Holdings Ltd. (Financials)	2,497,072
65,228	Clicks Group Ltd. (Consumer Staples)	1,210,155
59,543	Discovery Ltd. (Financials)	663,445
580,678	FirstRand Ltd. (Financials)	2,210,782
47,781	Gold Fields Ltd. (Materials)	839,232
95,022	Harmony Gold Mining Co. Ltd. (Materials)	922,106
69,134	Impala Platinum Holdings Ltd. (Materials)*	328,054
82,034	Kumba Iron Ore Ltd. (Materials)(a)	1,634,275
229,426	MTN Group Ltd. (Communication Services)	1,460,371
9,937	Naspers Ltd., Class N (Consumer Discretionary)	2,372,184
95,548	Nedbank Group Ltd. (Financials)	1,439,509
1,677,338	Old Mutual Ltd. (Financials)	1,143,362
445,437	OUTsurance Group Ltd. (Financials)	1,711,956
835,181	Pepkor Holdings Ltd. (Consumer Discretionary)(b)	1,159,743
55,371	Remgro Ltd. (Financials)	440,136

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
295,167	Sanlam Ltd. (Financials)	$1,371,539
81,195	Sasol Ltd. (Materials)	354,158
143,583	Shoprite Holdings Ltd. (Consumer Staples)	2,126,088
188,555	Standard Bank Group Ltd. (Financials)	2,212,913
129,900	Vodacom Group Ltd. (Communication Services)	817,973
602,042	Woolworths Holdings Ltd. (Consumer Discretionary)	1,887,895

		32,087,325

South Korea – 9.0%
3,285	Alteogen, Inc. (Health Care)*	869,024
5,242	Amorepacific Corp. (Consumer Staples)*	419,962
2,091	Celltrion, Inc. (Health Care)	263,001
3,258	CJ CheilJedang Corp. (Consumer Staples)	527,819
31,066	Coway Co. Ltd. (Consumer Discretionary)	1,720,108
12,283	DB Insurance Co. Ltd. (Financials)	767,425
15,169	Doosan Enerbility Co. Ltd. (Industrials)*	263,376
32,586	Hana Financial Group, Inc. (Financials)	1,325,359
26,446	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)*	685,148
9,166	Hanmi Semiconductor Co. Ltd. (Information Technology)	585,837
2,472	Hanwha Aerospace Co. Ltd. (Industrials)	1,003,738
7,191	Hanwha Ocean Co. Ltd. (Industrials)*	365,227
9,539	HD Hyundai Co. Ltd. (Energy)	475,352
3,818	HD Hyundai Electric Co. Ltd. (Industrials)	849,517
2,480	HD Hyundai Heavy Industries Co. Ltd. (Industrials)	501,798
10,098	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)	1,477,184
5,659	HLB, Inc. (Health Care)*	345,443
28,994	HMM Co. Ltd. (Industrials)	388,265
11,240	Hyundai Glovis Co. Ltd. (Industrials)	999,606
5,648	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	947,832
4,869	Hyundai Motor Co. (Consumer Discretionary)	642,366
7,446	Hyundai Rotem Co. Ltd. (Industrials)*	398,029
117,737	Industrial Bank of Korea (Financials)	1,254,713
11,157	Kakao Corp. (Communication Services)*	329,089
31,666	KB Financial Group, Inc. (Financials)	1,694,885

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
26,519	Kia Corp. (Consumer Discretionary)	$1,689,501
32,153	Korea Electric Power Corp. (Utilities)	469,250
19,518	Korea Investment Holdings Co. Ltd. (Financials)	1,062,023
796	Korea Zinc Co. Ltd. (Materials)	404,285
69,684	Korean Air Lines Co. Ltd. (Industrials)	1,124,166
3,856	Krafton, Inc. (Communication Services)*	905,418
6,144	KT&G Corp. (Consumer Staples)	412,848
14,207	LG Corp. (Industrials)*	645,817
76,803	LG Display Co. Ltd. (Information Technology)*	480,380
28,863	LG Electronics, Inc. (Consumer Discretionary)	1,556,696
4,915	LG H&H Co. Ltd. (Consumer Staples)*	1,073,445
3,625	LG Innotek Co. Ltd. (Information Technology)*	402,420
252,339	LG Uplus Corp. (Communication Services)	1,824,969
2,818	LS Electric Co. Ltd. (Industrials)	462,315
23,772	Meritz Financial Group, Inc. (Financials)	1,962,990
136,292	Mirae Asset Securities Co. Ltd. (Financials)	814,268
8,262	NAVER Corp. (Communication Services)	1,169,071
6,599	NCSoft Corp. (Communication Services)*	767,305
146,211	NH Investment & Securities Co. Ltd. (Financials)	1,488,196
9,300	Orion Corp. (Consumer Staples)	647,802
2,258	POSCO Holdings, Inc. (Materials)	420,606
841	Samsung Biologics Co. Ltd. (Health Care)*(b)	641,572
9,562	Samsung C&T Corp. (Industrials)	794,164
9,923	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	915,719
498,980	Samsung Electronics Co. Ltd. (Information Technology)	18,589,384
4,800	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	1,255,041
50,898	Samsung Heavy Industries Co. Ltd. (Industrials)*	485,356
8,280	Samsung Life Insurance Co. Ltd. (Financials)	491,287
4,082	Samsung SDS Co. Ltd. (Information Technology)	344,050
40,617	Shinhan Financial Group Co. Ltd. (Financials)	1,273,012

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
18,380	SK Biopharmaceuticals Co. Ltd. (Health Care)*	$1,432,306
57,116	SK Hynix, Inc. (Information Technology)	7,425,978
8,069	SK Square Co. Ltd. (Industrials)*	496,970
46,987	SK Telecom Co. Ltd. (Communication Services)	1,798,668
3,609	SKC Co. Ltd. (Materials)*	320,712
6,379	S-Oil Corp. (Energy)	248,113
111,344	Woori Financial Group, Inc. (Financials)	1,261,934
6,654	Yuhan Corp. (Health Care)	554,462

		77,212,602

Taiwan – 18.6%
56,976	Accton Technology Corp. (Information Technology)	1,168,605
179,211	Acer, Inc. (Information Technology)	213,824
120,966	Advantech Co. Ltd. (Information Technology)	1,496,753
368,477	ASE Technology Holding Co. Ltd. (Information Technology)	1,920,292
514,087	Asia Cement Corp. (Materials)	654,898
10,702	Asia Vital Components Co. Ltd. (Information Technology)	175,146
45,305	Asustek Computer, Inc. (Information Technology)	941,654
782,000	AUO Corp. (Information Technology)*	363,444
65,756	Catcher Technology Co. Ltd. (Information Technology)	413,824
1,069,291	Cathay Financial Holding Co. Ltd. (Financials)	2,229,014
159,566	Chailease Holding Co. Ltd. (Financials)	612,733
373,564	Chang Hwa Commercial Bank Ltd. (Financials)	206,634
193,988	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	297,966
1,015,095	China Airlines Ltd. (Industrials)	736,282
900,573	China Steel Corp. (Materials)	668,311
154,182	Chunghwa Telecom Co. Ltd. (Communication Services)	601,457
1,038,274	Compal Electronics, Inc. (Information Technology)	1,227,734
1,771,345	CTBC Financial Holding Co. Ltd. (Financials)	2,199,842
162,286	Delta Electronics, Inc. (Information Technology)	1,988,235
37,622	E Ink Holdings, Inc. (Information Technology)	315,882
1,308,769	E.Sun Financial Holding Co. Ltd. (Financials)	1,162,685
51,365	Eclat Textile Co. Ltd. (Consumer Discretionary)	853,148

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
20,191	eMemory Technology, Inc. (Information Technology)	$1,812,190
484,344	Eva Airways Corp. (Industrials)	634,721
129,700	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	853,797
1,016,710	Far Eastern New Century Corp. (Industrials)	997,731
228,683	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	961,775
898,777	First Financial Holding Co. Ltd. (Financials)	757,369
447,785	Formosa Chemicals & Fibre Corp. (Materials)	405,309
268,215	Formosa Plastics Corp. (Materials)	317,158
22,631	Fortune Electric Co. Ltd. (Industrials)	434,515
914,775	Fubon Financial Holding Co. Ltd. (Financials)	2,573,219
17,712	Global Unichip Corp. (Information Technology)	723,324
949,951	Hon Hai Precision Industry Co. Ltd. (Information Technology)	5,037,454
43,020	Hotai Motor Co. Ltd. (Consumer Discretionary)	812,873
1,366,910	Hua Nan Financial Holdings Co. Ltd. (Financials)	1,160,181
782,000	Innolux Corp. (Information Technology)*	355,103
49,335	International Games System Co. Ltd. (Communication Services)	1,476,479
8,475	Jentech Precision Industrial Co. Ltd. (Information Technology)	346,103
2,500,094	KGI Financial Holding Co. Ltd. (Financials)	1,390,528
9,000	Lotes Co. Ltd. (Information Technology)	453,943
166,835	MediaTek, Inc. (Information Technology)	7,703,010
705,459	Mega Financial Holding Co. Ltd. (Financials)	852,463
85,628	Micro-Star International Co. Ltd. (Information Technology)	482,779
464,071	Nan Ya Plastics Corp. (Materials)	477,330
79,932	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	1,086,466
121,576	Novatek Microelectronics Corp. (Information Technology)	2,019,319
386,242	Pegatron Corp. (Information Technology)	1,118,263
28,096	PharmaEssentia Corp. (Health Care)*	544,581
809,241	Pou Chen Corp. (Consumer Discretionary)	947,043
144,837	President Chain Store Corp. (Consumer Staples)	1,158,696

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
105,937	Quanta Computer, Inc. (Information Technology)	$808,753
102,644	Realtek Semiconductor Corp. (Information Technology)	1,720,509
541,174	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	725,689
2,012,214	Shin Kong Financial Holding Co. Ltd. (Financials)*	763,492
1,618,961	SinoPac Financial Holdings Co. Ltd. (Financials)	1,122,480
350,540	Synnex Technology International Corp. (Information Technology)	753,160
1,235,303	Taishin Financial Holding Co. Ltd. (Financials)	655,064
1,452,112	Taiwan Business Bank (Financials)	692,588
1,040,425	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	778,436
90,243	Taiwan Mobile Co. Ltd. (Communication Services)	314,905
2,660,615	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	84,328,826
496,325	TCC Group Holdings Co. Ltd. (Materials)	530,926
808,834	Uni-President Enterprises Corp. (Consumer Staples)	2,008,990
820,810	United Microelectronics Corp. (Information Technology)	1,093,163
20,136	Voltronic Power Technology Corp. (Industrials)	1,009,485
212,325	Wan Hai Lines Ltd. (Industrials)	543,552
180,295	Wistron Corp. (Information Technology)	615,407
29,340	Yageo Corp. (Information Technology)	506,101
276,179	Yang Ming Marine Transport Corp. (Industrials)	613,591
1,639,105	Yuanta Financial Holding Co. Ltd. (Financials)	1,830,802
135,346	Zhen Ding Technology Holding Ltd. (Information Technology)	484,668

		160,242,672

Thailand – 1.4%
101,316	Advanced Info Service PCL, NVDR (Communication Services)	818,296
164,100	Airports of Thailand PCL, NVDR (Industrials)	207,691
424,600	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	300,690
1,558,500	Bangkok Expressway & Metro PCL, NVDR (Industrials)	291,884
123,100	Bumrungrad Hospital PCL, NVDR (Health Care)	704,252

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
276,600	Central Pattana PCL, NVDR (Real Estate)	$398,641
859,200	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	613,490
488,177	CP ALL PCL, NVDR (Consumer Staples)	771,426
519,500	Delta Electronics Thailand PCL, NVDR (Information Technology)	1,174,376
196,300	Gulf Energy Development PCL, NVDR (Utilities)	281,475
1,288,700	Home Product Center PCL, NVDR (Consumer Discretionary)	318,663
166,400	Intouch Holdings PCL, NVDR (Communication Services)	385,901
128,700	Kasikornbank PCL, NVDR (Financials)	570,577
812,900	Krung Thai Bank PCL, NVDR (Financials)	535,233
368,300	Krungthai Card PCL, NVDR (Financials)	533,495
903,300	Minor International PCL, NVDR (Consumer Discretionary)	766,572
121,700	PTT Exploration & Production PCL, NVDR (Energy)	388,186
1,247,000	PTT Oil & Retail Business PCL, NVDR (Consumer Discretionary)	401,405
1,090,000	PTT PCL, NVDR (Energy)	1,004,755
112,600	SCB X PCL, NVDR (Financials)	401,996
155,000	Siam Cement PCL (The), NVDR (Materials)	578,316
1,493,500	True Corp. PCL, NVDR (Communication Services)*	502,604

		11,949,924

Turkey – 0.9%
791,685	Akbank TAS (Financials)	1,458,838
156,476	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	400,374
90,287	BIM Birlesik Magazalar AS (Consumer Staples)	1,250,879
109,558	Haci Omer Sabanci Holding AS (Financials)	290,375
86,650	Pegasus Hava Tasimaciligi AS (Industrials)*	567,030
75,870	Turk Hava Yollari AO (Industrials)*	640,343
283,938	Turkcell Iletisim Hizmetleri AS (Communication Services)	782,875
2,500,881	Turkiye Is Bankasi AS, Class C (Financials)	1,038,767
1,360,214	Yapi ve Kredi Bankasi AS (Financials)	1,094,949

		7,524,430

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Arab Emirates – 1.5%
360,235	Abu Dhabi Commercial Bank PJSC (Financials)	$1,122,087
371,022	Abu Dhabi Islamic Bank PJSC (Financials)	1,717,367
396,113	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	376,408
361,258	ADNOC Drilling Co. PJSC (Energy)	540,013
212,799	Aldar Properties PJSC (Real Estate)	517,411
1,632,832	Americana Restaurants International PLC - Foreign Company (Consumer Discretionary)	1,067,007
796,673	Dubai Islamic Bank PJSC (Financials)	1,676,772
109,769	Emaar Development PJSC (Real Estate)	385,553
644,427	Emaar Properties PJSC (Real Estate)	2,377,539
344,156	Emirates NBD Bank PJSC (Financials)	2,070,914
69,310	Emirates Telecommunications Group Co. PJSC (Communication Services)	314,780
245,495	First Abu Dhabi Bank PJSC (Financials)	951,847

		13,117,698

United Kingdom – 0.1%
23,763	Anglogold Ashanti PLC (Materials)	673,425

United States – 0.1%
185,273	JBS SA (Consumer Staples)	978,378

TOTAL COMMON STOCKS (Cost $674,173,720)		840,470,138

Shares	Description	Rate	Value

Preferred Stocks – 1.6%

Brazil – 1.1%
337,661	Banco Bradesco SA (Financials)	9.91%	646,726
33,423	Centrais Eletricas Brasileiras SA, Class B (Utilities)	8.69	239,033
368,455	Cia Energetica de Minas Gerais (Utilities)	11.94	698,799
294,191	Cia Paranaense de Energia - Copel (Utilities)	4.30	494,788
238,580	Gerdau SA (Materials)	4.70	677,301

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Brazil – (continued)
581,134	Itau Unibanco Holding SA (Financials)	8.94%	$ 3,162,890
800,096	Itausa SA (Financials)	10.53	1,198,406
424,002	Petroleo Brasileiro SA, 1/1/1901 (Energy)	16.93	2,595,960

			9,713,903

Colombia – 0.1%
111,010	Bancolombia SA (Financials)	8.24	1,153,267

Russia – 0.0%
3,212,489	Surgutneftegas PJSC (Energy)(c)	0.00	—

South Korea – 0.4%
2,917	Hyundai Motor Co. (Consumer Discretionary)	8.02	298,101
2,542	Hyundai Motor Co. (Consumer Discretionary)	7.77	269,335
76,691	Samsung Electronics Co. Ltd., 1/1/1901 (Information Technology)	3.23	2,343,350

			2,910,786

TOTAL PREFERRED STOCKS (Cost $13,053,182)			13,777,956

Shares	Description	Value

Exchange-Traded Fund – 0.7%

United States – 0.7%
257,264	iShares MSCI Malaysia ETF
(Cost $7,732,868)		6,089,439

Units	Description	Expiration Month	Value

Right – 0.0%

Brazil – 0.0%
12,246	Itausa SA*
(Cost $0)		04/25	4,361

Shares	Dividend Rate	Value

Investment Company – 1.7%(d)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
14,332,242	4.253%	14,332,242
(Cost $14,332,242)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $709,292,012)		874,674,136

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,309,576	4.287%	$5,309,576
(Cost $5,309,576)

TOTAL INVESTMENTS – 102.1% (Cost $714,601,588)		$879,983,712

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%		(18,217,564)

NET ASSETS – 100.0%		$861,766,148

Sector Name	% of Market Value

Financials	24.8%
Information Technology	23.1
Consumer Discretionary	13.9
Communication Services	9.6
Industrials	6.0
Consumer Staples	5.2
Materials	5.2
Health Care	3.2
Energy	3.2
Utilities	2.1
Investment Company	1.6
Real Estate	0.8
Exchange-Traded Fund	0.7
Securities Lending Reinvestment Vehicle	0.6

TOTAL INVESTMENTS	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%

Australia – 0.7%
79,505	Glencore PLC (Materials)*	$319,497
5,322	Rio Tinto PLC (Materials)	321,256

		640,753

Austria – 0.3%
3,317	Erste Group Bank AG (Financials)	222,987
1,196	Mondi PLC (Materials)	18,486
1,558	OMV AG (Energy)	68,734

		310,207

Belgium – 1.2%
5,349	Ageas SA/NV (Financials)	292,890
3,113	Anheuser-Busch InBev SA/NV (Consumer Staples)	186,611
259	D’ieteren Group (Consumer Discretionary)	43,071
4,030	Groupe Bruxelles Lambert NV (Financials)	287,936
1,062	KBC Group NV (Financials)	92,312
74	Sofina SA (Financials)	18,270
955	UCB SA (Health Care)	180,315

		1,101,405

Brazil – 0.0%
1,290	Yara International ASA (Materials)	36,680

China – 0.2%
3,877	Prosus NV (Consumer Discretionary)*	169,307

Denmark – 4.5%
197	AP Moller – Maersk A/S, Class A (Industrials)	341,754
194	AP Moller – Maersk A/S, Class B (Industrials)	340,201
169	Coloplast A/S, Class B (Health Care)	18,006
701	Danske Bank A/S (Financials)	23,589
4,597	Demant A/S (Health Care)*	165,907
225	DSV A/S (Industrials)	45,292
643	Genmab A/S (Health Care)*	144,231
24,836	Novo Nordisk A/S, Class B (Health Care)	2,232,189
592	Novonesis (Novozymes) B, Class B (Materials)	35,862
1,862	Pandora A/S (Consumer Discretionary)	329,120
807	ROCKWOOL A/S, Class B (Industrials)	318,483
7,664	Tryg A/S (Financials)	167,796
4,921	Vestas Wind Systems A/S (Industrials)*	69,585

		4,232,015

Finland – 1.4%
1,394	Elisa OYJ (Communication Services)	64,282

Shares	Description	Value

Common Stocks – (continued)

Finland – (continued)
1,127	Kone OYJ, Class B (Industrials)(a)	$63,527
62,218	Nokia OYJ (Information Technology)	299,883
13,934	Nordea Bank Abp (Financials)	183,388
6,480	Orion OYJ, Class B (Health Care)	365,130
17,075	Sampo OYJ, Class A (Financials)	150,162
606	UPM-Kymmene OYJ (Materials)	17,735
7,808	Wartsila OYJ Abp (Industrials)	148,399

		1,292,506

France – 14.2%
2,797	Accor SA (Consumer Discretionary)	139,801
171	Aeroports de Paris SA (Industrials)	17,544
2,652	Air Liquide SA (Materials)	487,132
1,548	Airbus SE (Industrials)	266,764
4,413	Alstom SA (Industrials)*	96,747
963	Amundi SA (Financials)(b)	68,905
736	Arkema SA (Materials)	60,776
14,121	AXA SA (Financials)	549,838
1,083	BioMerieux (Health Care)	130,090
6,870	BNP Paribas SA (Financials)	520,570
27,067	Bollore SE (Communication Services)	163,831
14,451	Bouygues SA (Industrials)	496,560
2,354	Bureau Veritas SA (Industrials)	70,899
1,011	Capgemini SE (Information Technology)	156,822
29,911	Carrefour SA (Consumer Staples)	398,331
4,803	Cie de Saint-Gobain SA (Industrials)	483,128
6,851	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	243,392
353	Covivio SA REIT (Real Estate)	19,311
21,292	Credit Agricole SA (Financials)	354,521
5,532	Danone SA (Consumer Staples)	396,171
74	Dassault Aviation SA (Industrials)	18,963
2,355	Dassault Systemes (Information Technology)	93,021
5,524	Eiffage SA (Industrials)	554,849
10,862	Engie SA (Utilities)	194,751
1,940	EssilorLuxottica SA (Health Care)	578,850
879	Eurazeo SE (Financials)	69,522
492	Gecina SA REIT (Real Estate)	46,333
10,713	Getlink SE (Industrials)	177,930
190	Hermes International SCA (Consumer Discretionary)	540,831
3,137	Ipsen SA (Health Care)	362,788
6,025	Klepierre SA REIT (Real Estate)	192,366

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
9,493	La Francaise des Jeux SACA (Consumer Discretionary)(b)	$362,921
1,157	Legrand SA (Industrials)	127,006
1,802	L’Oreal SA (Consumer Staples)	661,551
1,719	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	1,242,315
14,625	Orange SA (Communication Services)	175,600
1,070	Publicis Groupe SA (Communication Services)	106,272
1,012	Renault SA (Consumer Discretionary)	52,456
8,175	Rexel SA (Industrials)	221,562
1,589	Safran SA (Industrials)	413,305
7,722	Societe Generale SA (Financials)	315,654
2,269	Teleperformance SE (Industrials)	218,655
14,682	TotalEnergies SE (Energy)	882,259
683	Unibail-Rodamco-Westfield REIT (Real Estate)*	57,905
3,842	Veolia Environnement SA (Utilities)	114,916
3,385	Vinci SA (Industrials)	391,117

		13,294,831

Germany – 15.2%
1,907	adidas AG (Consumer Discretionary)	488,284
2,959	Allianz SE (Financials)	1,016,453
2,093	BASF SE (Materials)	107,116
22,264	Bayer AG (Health Care)	525,840
544	Bayerische Motoren Werke AG (Consumer Discretionary)	47,467
1,696	Beiersdorf AG (Consumer Staples)	233,268
1,723	Brenntag SE (Industrials)	114,360
9,391	Commerzbank AG (Financials)	201,291
2,856	Continental AG (Consumer Discretionary)	205,362
521	CTS Eventim AG & Co. KGaA (Communication Services)	57,218
29,081	Deutsche Bank AG (Financials)	626,812
1,366	Deutsche Boerse AG (Financials)	356,865
15,801	Deutsche Lufthansa AG (Industrials)	113,487
11,889	Deutsche Post AG (Industrials)	466,020
22,001	Deutsche Telekom AG (Communication Services)	795,117
7,328	E.ON SE (Utilities)	93,778
16,711	Evonik Industries AG (Materials)	332,990
7,668	Fresenius Medical Care AG (Health Care)	370,027
9,164	Fresenius SE & Co. KGaA (Health Care)*	366,546
4,501	GEA Group AG (Industrials)	260,734

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
176	Hannover Rueck SE (Financials)	$46,913
3,055	Heidelberg Materials AG (Materials)	461,330
1,990	Henkel AG & Co. KGaA (Consumer Staples)	152,426
3,189	Infineon Technologies AG (Information Technology)	117,771
2,483	Knorr-Bremse AG (Industrials)	215,624
8,796	Mercedes-Benz Group AG (Consumer Discretionary)	546,767
340	Merck KGaA (Health Care)	48,107
302	MTU Aero Engines AG (Industrials)	104,903
841	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	478,078
2,347	Nemetschek SE (Information Technology)	273,379
6,500	Puma SE (Consumer Discretionary)	194,891
455	Rational AG (Industrials)	410,501
334	Rheinmetall AG (Industrials)	349,618
7,396	SAP SE (Information Technology)	2,040,646
1,181	Scout24 SE (Communication Services)(b)	115,885
4,525	Siemens AG (Industrials)	1,040,968
6,957	Siemens Energy AG (Industrials)*	397,506
327	Siemens Healthineers AG (Health Care)(b)	18,283
1,147	Talanx AG (Financials)	104,556
1,382	Vonovia SE (Real Estate)	43,047
5,794	Zalando SE (Consumer Discretionary)*(b)	209,395

		14,149,629

Ireland – 0.3%
842	AerCap Holdings NV (Industrials)	86,810
5,559	AIB Group PLC (Financials)	38,909
9,836	Bank of Ireland Group PLC (Financials)	116,002
350	Kerry Group PLC, Class A (Consumer Staples)	36,873
349	Kingspan Group PLC (Industrials)	28,692

		307,286

Italy – 5.3%
2,780	Amplifon SpA (Health Care)	70,516
19,287	Banco BPM SpA (Financials)	192,963
15,872	BPER Banca SpA (Financials)	121,293
4,185	Coca-Cola HBC AG (Consumer Staples)*	177,057
45,405	Enel SpA (Utilities)	333,335
22,442	Eni SpA (Energy)	323,348

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
452	Ferrari NV (Consumer Discretionary)	$211,536
13,513	FinecoBank Banca Fineco SpA (Financials)	252,401
13,998	Generali (Financials)	462,069
11,570	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	116,478
82,336	Intesa Sanpaolo SpA (Financials)	405,284
5,620	Leonardo SpA (Industrials)	225,376
8,591	Mediobanca Banca di Credito Finanziario SpA (Financials)	153,229
3,183	Moncler SpA (Consumer Discretionary)	218,878
18,400	Poste Italiane SpA (Financials)(b)	297,086
3,704	Prysmian SpA (Industrials)	219,727
2,743	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	154,903
26,853	Snam SpA (Utilities)	129,833
13,775	Terna - Rete Elettrica Nazionale (Utilities)	115,468
10,692	UniCredit SpA (Financials)	562,767
14,029	Unipol Assicurazioni SpA (Financials)	209,223

		4,952,770

Jordan – 0.1%
4,814	Hikma Pharmaceuticals PLC (Health Care)	130,930

Luxembourg – 0.5%
4,502	ArcelorMittal (Materials)	128,476
13,300	CVC Capital Partners PLC (Financials)*(b)	303,336
1,141	Eurofins Scientific SE (Health Care)	57,327

		489,139

Netherlands – 6.7%
13,168	ABN AMRO Bank NV (Financials)(b)	249,107
85	Adyen NV (Financials)*(b)	153,922
16,744	Aegon Ltd. (Financials)	105,702
1,550	Akzo Nobel NV (Materials)	95,946
137	Argenx SE (Health Care)*	85,089
171	ASM International NV (Information Technology)	91,267
2,808	ASML Holding NV (Information Technology)	1,981,730
1,785	ASR Nederland NV (Financials)	94,342
335	BE Semiconductor Industries NV (Information Technology)	37,070
1,583	Euronext NV (Financials)(b)	199,534
6,723	EXOR NV (Financials)	654,444
2,510	Heineken Holding NV (Consumer Staples)	184,425

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
507	Heineken NV (Consumer Staples)	$42,815
19,908	ING Groep NV (Financials)	354,955
6,780	JDE Peet’s NV (Consumer Staples)	126,922
19,331	Koninklijke Ahold Delhaize NV (Consumer Staples)	682,941
41,736	Koninklijke KPN NV (Communication Services)	159,732
2,884	Koninklijke Philips NV (Health Care)*	75,224
5,240	NN Group NV (Financials)	265,832
3,626	Randstad NV (Industrials)	145,902
2,119	Universal Music Group NV (Communication Services)	59,171
2,990	Wolters Kluwer NV (Industrials)	458,977

		6,305,049

Norway – 0.7%
3,976	DNB Bank ASA (Financials)	91,589
3,414	Equinor ASA (Energy)	78,158
4,299	Gjensidige Forsikring ASA (Financials)	88,247
1,161	Kongsberg Gruppen ASA (Industrials)	140,950
1,505	Mowi ASA (Consumer Staples)	28,029
3,102	Norsk Hydro ASA (Materials)	18,270
15,373	Orkla ASA (Consumer Staples)	148,623
5,970	Telenor ASA (Communication Services)	77,416

		671,282

Poland – 0.4%
18,696	InPost SA (Industrials)*	322,573

Portugal – 0.3%
12,124	Jeronimo Martins SGPS SA (Consumer Staples)	261,762

Singapore – 0.1%
4,430	STMicroelectronics NV (Information Technology)	109,329

South Africa – 0.1%
2,801	Anglo American PLC (Materials)	82,388

Spain – 4.6%
7,921	ACS Actividades de Construccion y Servicios SA (Industrials)	427,544
417	Aena SME SA (Industrials)(b)	93,155
1,667	Amadeus IT Group SA (Consumer Discretionary)	126,073
42,738	Banco Bilbao Vizcaya Argentaria SA (Financials)	570,040
76,435	Banco de Sabadell SA (Financials)	211,291

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
128,130	Banco Santander SA (Financials)	$829,114
23,599	CaixaBank SA (Financials)	164,143
3,891	Endesa SA (Utilities)	86,720
10,321	Grifols SA (Health Care)*	113,993
32,987	Iberdrola SA (Utilities)	478,576
11,290	Industria de Diseno Textil SA (Consumer Discretionary)	610,563
7,899	Redeia Corp. SA (Utilities)	141,955
3,192	Repsol SA (Energy)	40,865
83,653	Telefonica SA (Communication Services)	374,183

		4,268,215

Sweden – 4.7%
2,332	AddTech AB, Class B (Industrials)	70,296
1,209	Alfa Laval AB (Industrials)	52,313
8,682	Assa Abloy AB, Class B (Industrials)	266,321
11,634	Atlas Copco AB, Class A (Industrials)	198,053
6,692	Atlas Copco AB, Class B (Industrials)	99,709
966	Boliden AB (Materials)	33,834
1,128	Epiroc AB, Class A (Industrials)	22,024
2,487	Essity AB, Class B (Consumer Staples)	68,690
21,885	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(a)	293,870
17,146	Hexagon AB, Class B (Information Technology)	195,576
3,410	Holmen AB, Class B (Materials)	134,493
6,145	Industrivarden AB, Class A (Financials)	232,403
6,642	Industrivarden AB, Class C (Financials)	251,014
2,682	Indutrade AB (Industrials)	76,399
1,653	Investment AB Latour, Class B (Industrials)	44,839
16,293	Investor AB, Class B (Financials)	485,295
3,894	L E Lundbergforetagen AB, Class B (Financials)	194,426
2,334	Lifco AB, Class B (Industrials)	79,923
1,209	Saab AB, Class B (Industrials)	35,988
4,087	Sandvik AB (Industrials)	88,592
4,778	Securitas AB, Class B (Industrials)	69,388
7,517	Skandinaviska Enskilda Banken AB, Class A (Financials)	120,894
6,072	Skanska AB, Class B (Industrials)	144,120
4,001	SKF AB, Class B (Industrials)	86,392
2,886	Svenska Handelsbanken AB, Class A (Financials)	36,253
3,211	Swedbank AB, Class A (Financials)	77,261

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
4,356	Swedish Orphan Biovitrum AB (Health Care)*	$128,062
7,606	Tele2 AB, Class B (Communication Services)	90,407
49,515	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	406,633
20,670	Telia Co. AB (Communication Services)	67,391
1,957	Trelleborg AB, Class B (Industrials)	76,128
4,875	Volvo AB, Class B (Industrials)(a)	151,221

		4,378,208

Switzerland – 8.1%
9,632	ABB Ltd. (Industrials)	515,735
7,000	Avolta AG (Consumer Discretionary)*	316,852
1,040	Baloise Holding AG (Financials)	200,219
706	Banque Cantonale Vaudoise (Financials)(a)	75,119
2,028	Cie Financiere Richemont SA (Consumer Discretionary)	412,456
396	EMS-Chemie Holding AG (Materials)	276,509
688	Geberit AG (Industrials)	402,925
21	Givaudan SA (Materials)	94,451
1,121	Helvetia Holding AG (Financials)	209,726
1,793	Julius Baer Group Ltd. (Financials)	120,428
1,219	Kuehne + Nagel International AG (Industrials)	280,481
4,065	Logitech International SA (Information Technology)	398,278
190	Lonza Group AG (Health Care)	119,738
312	Partners Group Holding AG (Financials)	457,496
2,785	Sandoz Group AG (Health Care)	122,080
692	Schindler Holding AG (Industrials)	203,247
674	Schindler Holding AG Participation Certificates (Industrials)	205,879
3,280	SGS SA (Industrials)	336,634
2,042	SIG Group AG (Materials)*	40,512
519	Sika AG (Materials)	131,555
671	Sonova Holding AG (Health Care)	214,928
1,928	Straumann Holding AG (Health Care)	260,806
400	Swiss Life Holding AG (Financials)	347,930
1,525	Swiss Prime Site AG (Real Estate)	175,952
212	Swisscom AG (Communication Services)	120,656

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
327	Temenos AG (Information Technology)	$26,765
19,903	UBS Group AG (Financials)	681,632
227	VAT Group AG (Industrials)(b)	84,636
1,124	Zurich Insurance Group AG (Financials)	739,492

		7,573,117

United Kingdom – 17.5%
9,491	3i Group PLC (Financials)	472,885
8,443	Admiral Group PLC (Financials)	305,642
8,678	Associated British Foods PLC (Consumer Staples)	207,065
10,906	AstraZeneca PLC (Health Care)	1,643,482
46,161	Auto Trader Group PLC (Communication Services)(b)	450,807
43,242	Aviva PLC (Financials)	296,416
11,829	BAE Systems PLC (Industrials)	209,491
126,086	Barclays PLC (Financials)	494,224
17,318	Barratt Redrow PLC (Consumer Discretionary)	93,046
9,902	British American Tobacco PLC (Consumer Staples)	384,891
5,001	Bunzl PLC (Industrials)	212,083
258,070	Centrica PLC (Utilities)	485,799
1,665	Coca-Cola Europacific Partners PLC (Consumer Staples)	143,623
8,936	Compass Group PLC (Consumer Discretionary)	312,012
2,431	DCC PLC (Industrials)	164,069
6,265	Diageo PLC (Consumer Staples)	170,630
3,767	Halma PLC (Information Technology)	132,810
27,548	Hargreaves Lansdown PLC (Financials)	383,119
116,755	HSBC Holdings PLC (Financials)	1,372,505
8,629	Imperial Brands PLC (Consumer Staples)	303,683
18,446	Informa PLC (Communication Services)	199,514
1,257	InterContinental Hotels Group PLC (Consumer Discretionary)	157,136
2,379	Intertek Group PLC (Industrials)	153,820
92,871	J Sainsbury PLC (Consumer Staples)	302,403
312,046	JD Sports Fashion PLC (Consumer Discretionary)	306,708
137,557	Kingfisher PLC (Consumer Discretionary)	427,297
9,465	Land Securities Group PLC REIT (Real Estate)	67,276
40,386	Legal & General Group PLC (Financials)	124,435
364,546	Lloyds Banking Group PLC (Financials)	334,992

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
2,601	London Stock Exchange Group PLC (Financials)	$387,930
92,767	M&G PLC (Financials)	247,165
17,121	Marks & Spencer Group PLC (Consumer Staples)	76,487
8,267	National Grid PLC (Utilities)	101,492
52,918	NatWest Group PLC (Financials)	319,033
2,392	Next PLC (Consumer Discretionary)	301,942
13,106	Pearson PLC (Consumer Discretionary)	224,681
7,117	Phoenix Group Holdings PLC (Financials)	46,420
2,484	Reckitt Benckiser Group PLC (Consumer Staples)	163,893
13,348	RELX PLC (Industrials)	641,697
44,600	Rolls-Royce Holdings PLC (Industrials)*	417,816
24,179	Sage Group PLC (The) (Information Technology)	385,129
4,616	Schroders PLC (Financials)	21,447
5,353	Segro PLC REIT (Real Estate)	47,465
8,561	Smith & Nephew PLC (Health Care)	124,019
7,240	Smiths Group PLC (Industrials)	183,601
589	Spirax Group PLC (Industrials)	53,954
1,476	SSE PLC (Utilities)	28,398
18,697	Standard Chartered PLC (Financials)	298,752
78,465	Tesco PLC (Consumer Staples)	375,635
12,276	Unilever PLC (Consumer Staples)	693,571
523,129	Vodafone Group PLC (Communication Services)	462,274
1,788	Whitbread PLC (Consumer Discretionary)	60,201
29,332	Wise PLC, Class A (Financials)*	366,564

		16,341,429

United States – 12.4%
2,189	Alcon AG (Health Care)	202,342
98,907	BP PLC (Energy)	544,671
5,063	Experian PLC (Industrials)	239,958
2,299	Ferrovial SE (Industrials)	102,381
34,129	GSK PLC (Health Care)	630,207
31,043	Haleon PLC (Health Care)	155,726
5,171	Holcim AG (Materials)*	564,755
16,820	Nestle SA (Consumer Staples)	1,624,116
15,646	Novartis AG (Health Care)	1,693,531
4,392	QIAGEN NV (Health Care)*	168,228
5,515	Roche Holding AG (Health Care)	1,828,859
628	Roche Holding AG (Health Care)	220,087
6,994	Sanofi SA (Health Care)	759,090
3,479	Schneider Electric SE (Industrials)	846,469

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
38,934	Shell PLC (Energy)	$1,292,267
480	Spotify Technology SA (Communication Services)*	291,845
4,044	Stellantis NV (Consumer Discretionary)	51,983
1,923	Swiss Re AG (Financials)	307,552
1,381	Tenaris SA (Energy)	25,852

		11,549,919

TOTAL COMMON STOCKS (Cost $85,299,867)		92,970,729

Shares	Description	Rate	Value

Preferred Stocks – 0.4%

Germany – 0.4%
229	Bayerische Motoren Werke AG (Consumer Discretionary)	7.65%	18,731
1,472	Henkel AG & Co. KGaA, 1/1/1901 (Consumer Staples)	2.23	127,339
2,961	Porsche Automobil Holding SE (Consumer Discretionary)	6.80	115,695
344	Volkswagen AG (Consumer Discretionary)	8.68	37,243

TOTAL PREFERRED STOCKS (Cost $303,754)			299,008

Shares	Dividend Rate	Value

Investment Company – 0.2%(c)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
232,967	4.253%	$232,967
(Cost $232,967)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $85,836,588)		93,502,704

Securities Lending Reinvestment Vehicle – 0.5%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
449,435	4.287%	449,435
(Cost $449,435)

TOTAL INVESTMENTS – 100.6% (Cost $86,286,023)		$93,952,139

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(530,893)

NET ASSETS – 100.0%		$93,421,246

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Financials	24.8%
Industrials	18.4
Health Care	15.4
Consumer Discretionary	9.7
Consumer Staples	8.8
Information Technology	7.3
Communication Services	4.2
Materials	4.1
Energy	3.4
Utilities	2.5
Real Estate	0.7
Investment Company	0.2
Securities Lending Reinvestment Vehicle	0.5

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Europe Mar25	2	03/21/25	$77,085	$5,298

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%

Australia – 5.6%
540,661	ANZ Group Holdings Ltd. (Financials)	$10,015,699
187,283	APA Group (Utilities)	859,489
93,564	Aristocrat Leisure Ltd. (Consumer Discretionary)	4,194,979
51,913	ASX Ltd. (Financials)	2,162,255
499,476	BHP Group Ltd. (Materials)	12,125,793
264,631	BlueScope Steel Ltd. (Materials)	3,992,246
100,045	Brambles Ltd. (Industrials)	1,300,252
33,332	CAR Group Ltd. (Communication Services)	768,991
45,431	Cochlear Ltd. (Health Care)	7,313,125
848,360	Coles Group Ltd. (Consumer Staples)	10,540,505
242,361	Commonwealth Bank of Australia (Financials)	23,622,633
32,961	Computershare Ltd. (Industrials)	841,804
80,480	Fortescue Ltd. (Materials)	826,268
1,878,767	Glencore PLC (Materials)*	7,549,975
131,935	Goodman Group REIT (Real Estate)	2,568,791
304,812	Insurance Australia Group Ltd. (Financials)	1,497,424
2,861,172	Lottery Corp. Ltd. (The) (Consumer Discretionary)	8,451,296
41,945	Macquarie Group Ltd. (Financials)	5,910,261
1,251,941	Medibank Pvt Ltd. (Financials)	3,386,561
487,478	National Australia Bank Ltd. (Financials)	10,700,781
79,923	Northern Star Resources Ltd. (Materials)	852,854
145,666	Origin Energy Ltd. (Utilities)	990,972
71,333	Pro Medicus Ltd. (Health Care)	11,233,774
403,065	Qantas Airways Ltd. (Industrials)*	2,386,150
316,823	QBE Insurance Group Ltd. (Financials)	4,241,764
48,156	REA Group Ltd. (Communication Services)	7,131,895
30,856	Rio Tinto Ltd. (Materials)	2,175,322
107,768	Rio Tinto PLC (Materials)	6,505,274
1,084,330	Scentre Group REIT (Real Estate)	2,272,360
32,185	SGH Ltd. (Industrials)	1,033,135
89,943	Sonic Healthcare Ltd. (Health Care)	1,535,308
317,607	South32 Ltd. (Materials)	695,214
360,682	Stockland REIT (Real Estate)	1,141,637
302,869	Suncorp Group Ltd. (Financials)	3,787,500
1,276,211	Telstra Group Ltd. (Communication Services)	3,285,554
381,472	Transurban Group (Industrials)	3,119,422
1,081,589	Vicinity Ltd. REIT (Real Estate)	1,466,238
121,950	Washington H Soul Pattinson & Co. Ltd. (Financials)	2,586,719

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
264,686	Wesfarmers Ltd. (Consumer Discretionary)	$12,206,367
562,957	Westpac Banking Corp. (Financials)	11,135,882
16,002	WiseTech Global Ltd. (Information Technology)	890,601
494,569	Woolworths Group Ltd. (Consumer Staples)	9,229,509

		208,532,579

Austria – 0.3%
97,415	Erste Group Bank AG (Financials)	6,548,785
94,887	Mondi PLC (Materials)	1,466,581
53,191	OMV AG (Energy)	2,346,618

		10,361,984

Belgium – 0.8%
152,918	Ageas SA/NV (Financials)	8,373,182
65,954	Anheuser-Busch InBev SA/NV (Consumer Staples)	3,953,654
9,728	D’ieteren Group (Consumer Discretionary)	1,617,728
89,213	Groupe Bruxelles Lambert NV (Financials)	6,374,094
35,736	KBC Group NV (Financials)	3,106,289
9,700	Sofina SA (Financials)	2,394,892
17,548	UCB SA (Health Care)	3,313,275

		29,133,114

Brazil – 0.1%
47,436	Wheaton Precious Metals Corp. (Materials)	3,289,287
32,514	Yara International ASA (Materials)	924,510

		4,213,797

Canada – 10.2%
50,750	Agnico Eagle Mines Ltd. (Materials)	4,909,949
493,699	Air Canada (Industrials)*	5,740,487
71,026	Alimentation Couche-Tard, Inc. (Consumer Staples)	3,546,493
106,943	AltaGas Ltd. (Utilities)	2,631,724
96,245	Bank of Montreal (Financials)	9,938,847
213,233	Bank of Nova Scotia (The) (Financials)	10,630,935
72,837	Brookfield Asset Management Ltd., Class A (Financials)	4,133,438
124,137	Brookfield Corp. (Financials)	7,214,432
29,708	CAE, Inc. (Industrials)*	724,062
28,446	Cameco Corp. (Energy)	1,257,860
181,051	Canadian Imperial Bank of Commerce (Financials)	11,018,528
26,085	Canadian National Railway Co. (Industrials)	2,656,033
170,532	Canadian Natural Resources Ltd. (Energy)	4,835,814
53,309	Canadian Pacific Kansas City Ltd. (Industrials)	4,170,207

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
86,896	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	$8,609,674
79,690	Canadian Utilities Ltd., Class A (Utilities)	1,927,319
19,464	Celestica, Inc. (Information Technology)*	2,087,393
500,544	Cenovus Energy, Inc. (Energy)	6,952,820
33,585	CGI, Inc. (Information Technology)	3,496,402
6,334	Constellation Software, Inc. (Information Technology)	21,927,367
12,570	Descartes Systems Group, Inc. (The) (Information Technology)*	1,407,128
49,478	Dollarama, Inc. (Consumer Discretionary)	5,180,498
97,212	Element Fleet Management Corp. (Industrials)	1,952,945
62,652	Emera, Inc. (Utilities)	2,516,431
478,653	Empire Co. Ltd. (Consumer Staples)	14,962,163
254,918	Enbridge, Inc. (Energy)	10,937,823
7,589	Fairfax Financial Holdings Ltd. (Financials)	10,957,862
7,914	FirstService Corp. (Real Estate)	1,401,232
66,664	Fortis, Inc. (Utilities)	2,935,798
8,110	Franco-Nevada Corp. (Materials)	1,162,609
62,600	George Weston Ltd. (Consumer Staples)	10,056,501
24,010	Gildan Activewear, Inc. (Consumer Discretionary)	1,302,545
48,020	Great-West Lifeco, Inc. (Financials)(a)	1,791,396
78,473	Hydro One Ltd. (Utilities)(b)	2,524,341
39,814	iA Financial Corp., Inc. (Financials)	3,750,760
125,785	IGM Financial, Inc. (Financials)	3,980,798
42,490	Imperial Oil Ltd. (Energy)	2,893,231
16,469	Intact Financial Corp. (Financials)	3,258,817
123,427	Keyera Corp. (Energy)	3,635,422
322,998	Kinross Gold Corp. (Materials)	3,475,387
117,359	Loblaw Cos. Ltd. (Consumer Staples)	15,432,519
177,184	Magna International, Inc. (Consumer Discretionary)(a)	6,480,737
355,679	Manulife Financial Corp. (Financials)(a)	11,125,539
50,024	Metro, Inc. (Consumer Staples)	3,323,937
86,682	National Bank of Canada (Financials)	7,245,413
70,150	Nutrien Ltd. (Materials)	3,692,182
10,586	Onex Corp. (Financials)	785,343
39,462	Open Text Corp. (Information Technology)	1,023,429
103,331	Pan American Silver Corp. (Materials)	2,471,107

Shares	Description	Value

Common Stocks – (continued)

Canada – (continued)
151,548	Pembina Pipeline Corp. (Energy)	$5,916,532
181,445	Power Corp. of Canada (Financials)	6,184,408
50,901	Quebecor, Inc., Class B (Communication Services)	1,167,803
56,498	Rogers Communications, Inc., Class B (Communication Services)	1,575,849
256,970	Royal Bank of Canada (Financials)	30,499,969
66,596	Saputo, Inc. (Consumer Staples)	1,178,392
90,863	Shopify, Inc., Class A (Information Technology)*	10,220,708
39,590	Stantec, Inc. (Industrials)	3,387,500
91,007	Sun Life Financial, Inc. (Financials)	5,083,075
227,227	Suncor Energy, Inc. (Energy)	8,732,281
123,386	TC Energy Corp. (Energy)	5,545,968
58,295	TELUS Corp. (Communication Services)	906,060
8,174	TFI International, Inc. (Industrials)	744,458
5,861	Thomson Reuters Corp. (Industrials)	1,052,258
97,159	TMX Group Ltd. (Financials)	3,467,387
30,247	Toromont Industries Ltd. (Industrials)	2,550,486
213,516	Toronto-Dominion Bank (The) (Financials)	12,841,641
83,514	WSP Global, Inc. (Industrials)	14,959,531

		376,087,983

Chile – 0.0%
88,031	Lundin Mining Corp. (Materials)	708,257

China – 0.4%
1,772,763	BOC Hong Kong Holdings Ltd. (Financials)	6,234,819
90,710	Prosus NV (Consumer Discretionary)*	3,961,271
1,023,340	Wilmar International Ltd. (Consumer Staples)	2,435,440
358,910	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	633,308

		13,264,838

Congo (Democratic Republic) – 0.0%
71,887	Ivanhoe Mines Ltd., Class A (Materials)*(a)	685,161

Denmark – 2.8%
5,177	AP Moller – Maersk A/S, Class A (Industrials)	8,981,004
5,082	AP Moller – Maersk A/S, Class B (Industrials)	8,911,873
52,547	Danske Bank A/S (Financials)	1,768,201
124,979	Demant A/S (Health Care)*	4,510,531

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Denmark – (continued)
6,210	DSV A/S (Industrials)	$1,250,071
15,679	Genmab A/S (Health Care)*	3,516,946
535,695	Novo Nordisk A/S, Class B (Health Care)	48,146,736
17,114	Novonesis (Novozymes) B, Class B (Materials)	1,036,735
58,375	Pandora A/S (Consumer Discretionary)	10,318,135
23,587	ROCKWOOL A/S, Class B (Industrials)	9,308,623
124,824	Tryg A/S (Financials)	2,732,902
142,933	Vestas Wind Systems A/S (Industrials)*	2,021,142

		102,502,899

Finland – 1.0%
24,607	Elisa OYJ (Communication Services)	1,134,718
59,643	Kesko OYJ, Class B (Consumer Staples)	1,132,645
33,806	Kone OYJ, Class B (Industrials)(a)	1,905,577
1,980,381	Nokia OYJ (Information Technology)	9,545,203
494,070	Nordea Bank Abp (Financials)	6,502,557
149,050	Orion OYJ, Class B (Health Care)	8,398,554
307,375	Sampo OYJ, Class A (Financials)	2,703,131
38,389	UPM-Kymmene OYJ (Materials)	1,123,478
164,892	Wartsila OYJ Abp (Industrials)	3,133,939

		35,579,802

France – 8.6%
103,371	Accor SA (Consumer Discretionary)	5,166,733
10,956	Aeroports de Paris SA (Industrials)	1,124,042
42,774	Air Liquide SA (Materials)	7,856,937
31,700	Airbus SE (Industrials)	5,462,800
179,608	Alstom SA (Industrials)*	3,937,584
38,335	Amundi SA (Financials)(b)	2,742,947
31,940	Arkema SA (Materials)	2,637,479
335,463	AXA SA (Financials)	13,062,130
22,946	BioMerieux (Health Care)	2,756,275
169,398	BNP Paribas SA (Financials)	12,836,038
998,530	Bollore SE (Communication Services)	6,043,905
369,553	Bouygues SA (Industrials)	12,698,438
101,924	Bureau Veritas SA (Industrials)	3,069,789
29,686	Capgemini SE (Information Technology)	4,604,776
711,151	Carrefour SA (Consumer Staples)	9,470,545
124,674	Cie de Saint-Gobain SA (Industrials)	12,540,814

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
204,873	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	$7,278,404
15,161	Covivio SA REIT (Real Estate)	829,368
504,892	Credit Agricole SA (Financials)	8,406,658
80,431	Danone SA (Consumer Staples)	5,760,021
40,877	Dassault Systemes (Information Technology)	1,614,610
140,663	Eiffage SA (Industrials)	14,128,649
145,203	Engie SA (Utilities)	2,603,433
36,620	EssilorLuxottica SA (Health Care)	10,926,534
42,525	Eurazeo SE (Financials)	3,363,389
22,167	Gecina SA REIT (Real Estate)	2,087,512
201,291	Getlink SE (Industrials)	3,343,204
4,856	Hermes International SCA (Consumer Discretionary)	13,822,513
88,444	Ipsen SA (Health Care)	10,228,377
105,046	Klepierre SA REIT (Real Estate)	3,353,910
232,143	La Francaise des Jeux SACA (Consumer Discretionary)(b)	8,874,924
19,890	Legrand SA (Industrials)	2,183,366
41,441	L’Oreal SA (Consumer Staples)	15,213,827
36,944	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	26,699,294
367,114	Orange SA (Communication Services)	4,407,866
39,953	Publicis Groupe SA (Communication Services)	3,968,134
21,743	Renault SA (Consumer Discretionary)	1,127,018
267,996	Rexel SA (Industrials)	7,263,338
35,667	Safran SA (Industrials)	9,277,134
172,757	Societe Generale SA (Financials)	7,061,826
68,522	Teleperformance SE (Industrials)	6,603,222
320,396	TotalEnergies SE (Energy)	19,252,989
24,052	Unibail-Rodamco-Westfield REIT (Real Estate)*	2,039,149
108,867	Veolia Environnement SA (Utilities)	3,256,257
75,029	Vinci SA (Industrials)	8,669,155

		319,655,313

Germany – 9.0%
46,626	adidas AG (Consumer Discretionary)	11,938,500
65,408	Allianz SE (Financials)	22,468,444
40,883	BASF SE (Materials)	2,092,328
592,673	Bayer AG (Health Care)	13,997,995
15,674	Bayerische Motoren Werke AG (Consumer Discretionary)	1,367,651
31,285	Beiersdorf AG (Consumer Staples)	4,302,941
46,403	Brenntag SE (Industrials)	3,079,899
303,679	Commerzbank AG (Financials)	6,509,180

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
98,933	Continental AG (Consumer Discretionary)	$7,113,840
12,172	CTS Eventim AG & Co. KGaA (Communication Services)	1,336,778
733,797	Deutsche Bank AG (Financials)	15,816,268
28,310	Deutsche Boerse AG (Financials)	7,395,934
564,173	Deutsche Lufthansa AG (Industrials)	4,052,028
344,890	Deutsche Post AG (Industrials)	13,518,867
454,131	Deutsche Telekom AG (Communication Services)	16,412,302
170,710	E.ON SE (Utilities)	2,184,611
439,422	Evonik Industries AG (Materials)	8,756,103
203,783	Fresenius Medical Care AG (Health Care)	9,833,757
250,965	Fresenius SE & Co. KGaA (Health Care)*	10,038,203
88,327	GEA Group AG (Industrials)	5,116,609
2,957	Hannover Rueck SE (Financials)	788,195
88,171	Heidelberg Materials AG (Materials)	13,314,533
28,447	Henkel AG & Co. KGaA (Consumer Staples)	2,178,927
18,609	Infineon Technologies AG (Information Technology)	687,238
68,567	Knorr-Bremse AG (Industrials)	5,954,361
225,208	Mercedes-Benz Group AG (Consumer Discretionary)	13,999,116
6,589	MTU Aero Engines AG (Industrials)	2,288,756
19,018	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	10,811,054
58,130	Nemetschek SE (Information Technology)	6,770,986
181,663	Puma SE (Consumer Discretionary)	5,446,841
10,771	Rational AG (Industrials)	9,717,601
7,229	Rheinmetall AG (Industrials)	7,567,032
154,934	SAP SE (Information Technology)	42,748,170
30,764	Scout24 SE (Communication Services)(b)	3,018,688
86,944	Siemens AG (Industrials)	20,001,303
165,949	Siemens Energy AG (Industrials)*	9,481,932
7,933	Symrise AG (Materials)	801,271
39,324	Talanx AG (Financials)	3,584,620
44,343	Vonovia SE (Real Estate)	1,381,196
191,219	Zalando SE (Consumer Discretionary)*(b)	6,910,658

		334,784,716

Hong Kong – 1.1%
154,796	AIA Group Ltd. (Financials)	1,182,393

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
212,150	CLP Holdings Ltd. (Utilities)	$1,758,255
20,773	Futu Holdings Ltd. ADR (Financials)	2,268,204
54,024	Hang Seng Bank Ltd. (Financials)	757,232
1,890,065	HKT Trust & HKT Ltd. (Communication Services)	2,423,191
1,443,932	Hong Kong & China Gas Co. Ltd. (Utilities)	1,151,209
169,062	Hong Kong Exchanges & Clearing Ltd. (Financials)	7,609,040
201,650	Jardine Matheson Holdings Ltd. (Industrials)	8,043,819
187,182	Power Assets Holdings Ltd. (Utilities)	1,268,500
450,497	Techtronic Industries Co. Ltd. (Industrials)	6,279,673
14,667,518	WH Group Ltd. (Consumer Staples)(b)	11,958,087

		44,699,603

Ireland – 0.3%
24,214	AerCap Holdings NV (Industrials)	2,496,464
365,366	AIB Group PLC (Financials)	2,557,271
248,157	Bank of Ireland Group PLC (Financials)	2,926,666
8,792	Kerry Group PLC, Class A (Consumer Staples)	926,255
9,396	Kingspan Group PLC (Industrials)	772,464

		9,679,120

Israel – 1.0%
103,716	Bank Hapoalim BM (Financials)	1,415,717
173,717	Bank Leumi Le-Israel BM (Financials)	2,307,505
16,966	Check Point Software Technologies Ltd. (Information Technology)*	3,736,931
2,491	Elbit Systems Ltd. (Industrials)	758,123
21,162	Global-e Online Ltd. (Consumer Discretionary)*	901,925
821,497	ICL Group Ltd. (Materials)	4,999,454
128,016	Israel Discount Bank Ltd., Class A (Financials)	991,812
28,393	Mizrahi Tefahot Bank Ltd. (Financials)	1,335,009
11,971	Nice Ltd. (Information Technology)*	1,739,488
4,056	Nova Ltd. (Information Technology)*	991,415
322,086	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	5,301,536
57,080	Wix.com Ltd. (Information Technology)*	11,455,385

		35,934,300

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Italy – 3.5%
52,545	Amplifon SpA (Health Care)	$1,332,836
489,715	Banco BPM SpA (Financials)	4,899,503
363,067	BPER Banca SpA (Financials)	2,774,530
68,358	Coca-Cola HBC AG (Consumer Staples)*	2,892,054
947,852	Enel SpA (Utilities)	6,958,526
652,807	Eni SpA (Energy)	9,405,752
11,865	Ferrari NV (Consumer Discretionary)	5,552,823
577,537	FinecoBank Banca Fineco SpA (Financials)	10,787,472
369,022	Generali (Financials)	12,181,274
291,035	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	2,929,909
2,265,691	Intesa Sanpaolo SpA (Financials)	11,152,461
130,267	Leonardo SpA (Industrials)	5,224,022
284,025	Mediobanca Banca di Credito Finanziario SpA (Financials)	5,065,872
96,388	Moncler SpA (Consumer Discretionary)	6,628,105
441,340	Poste Italiane SpA (Financials)(b)	7,125,879
82,467	Prysmian SpA (Industrials)	4,892,077
58,752	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	3,317,845
351,136	Snam SpA (Utilities)	1,697,729
185,612	Terna - Rete Elettrica Nazionale (Utilities)	1,555,875
281,513	UniCredit SpA (Financials)	14,817,275
448,676	Unipol Assicurazioni SpA (Financials)	6,691,378

		127,883,197

Japan – 18.9%
193,970	Advantest Corp. (Information Technology)	10,446,667
69,481	Aeon Co. Ltd. (Consumer Staples)(a)	1,698,583
641,555	Aisin Corp. (Consumer Discretionary)	7,529,049
422,690	ANA Holdings, Inc. (Industrials)(a)	7,994,071
611,979	Asahi Group Holdings Ltd. (Consumer Staples)	7,565,725
595,333	Asahi Kasei Corp. (Materials)	4,035,520
471,284	Asics Corp. (Consumer Discretionary)	10,426,762
257,041	Astellas Pharma, Inc. (Health Care)	2,480,093
37,800	Bandai Namco Holdings, Inc. (Consumer Discretionary)	1,254,189
19,121	Bridgestone Corp. (Consumer Discretionary)	740,757
175,722	Canon, Inc. (Information Technology)	5,903,849
120,369	Capcom Co. Ltd. (Communication Services)	2,956,207

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
146,492	Central Japan Railway Co. (Industrials)	$2,879,874
122,200	Chiba Bank Ltd. (The) (Financials)	1,097,160
70,600	Chubu Electric Power Co., Inc. (Utilities)	743,269
80,079	Chugai Pharmaceutical Co. Ltd. (Health Care)	3,978,576
304,940	Concordia Financial Group Ltd. (Financials)	1,766,566
216,010	Dai-ichi Life Holdings, Inc. (Financials)	6,328,572
192,615	Daiichi Sankyo Co. Ltd. (Health Care)	4,405,879
8,316	Daikin Industries Ltd. (Industrials)	866,394
21,101	Daito Trust Construction Co. Ltd. (Real Estate)	2,187,884
22,200	Daiwa House Industry Co. Ltd. (Real Estate)	727,159
303,955	Daiwa Securities Group, Inc. (Financials)	2,110,813
130,781	Denso Corp. (Consumer Discretionary)	1,679,294
17,739	Disco Corp. (Information Technology)	4,422,537
53,653	East Japan Railway Co. (Industrials)	1,056,718
130,511	Eisai Co. Ltd. (Health Care)	3,731,855
1,743,727	ENEOS Holdings, Inc. (Energy)	9,244,258
25,964	Fast Retailing Co. Ltd. (Consumer Discretionary)	7,834,255
110,371	FUJIFILM Holdings Corp. (Information Technology)	2,217,747
83,630	Fujikura Ltd. (Industrials)	3,407,467
305,385	Fujitsu Ltd. (Information Technology)	5,834,324
152,821	Hankyu Hanshin Holdings, Inc. (Industrials)	3,983,416
8,350	Hikari Tsushin, Inc. (Industrials)	2,101,145
536,003	Hitachi Ltd. (Industrials)	13,338,274
235,254	Honda Motor Co. Ltd. (Consumer Discretionary)	2,174,650
83,795	Hoya Corp. (Health Care)	9,728,216
140,975	Hulic Co. Ltd. (Real Estate)	1,311,569
1,393,008	Idemitsu Kosan Co. Ltd. (Energy)	9,368,682
541,947	Inpex Corp. (Energy)	6,856,378
132,702	Isuzu Motors Ltd. (Consumer Discretionary)	1,736,983
189,389	ITOCHU Corp. (Industrials)	8,381,401
521,393	Japan Airlines Co. Ltd. (Industrials)(a)	8,931,790
252,156	Japan Exchange Group, Inc. (Financials)	2,639,610
73,852	Japan Post Bank Co. Ltd. (Financials)	738,790

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
464,730	Japan Post Holdings Co. Ltd. (Financials)	$4,920,380
387,617	Japan Post Insurance Co. Ltd. (Financials)	7,487,661
88,723	Japan Tobacco, Inc. (Consumer Staples)	2,207,845
297,282	JFE Holdings, Inc. (Materials)	3,694,941
558,397	Kansai Electric Power Co., Inc. (The) (Utilities)	6,419,741
58,186	Kao Corp. (Consumer Staples)	2,500,498
119,368	KDDI Corp. (Communication Services)	3,876,618
10,260	Keyence Corp. (Information Technology)	4,044,903
362,008	Kirin Holdings Co. Ltd. (Consumer Staples)	4,868,172
26,225	Komatsu Ltd. (Industrials)	777,205
16,156	Konami Group Corp. (Communication Services)	1,961,406
130,985	Kubota Corp. (Industrials)	1,608,466
207,072	Kyocera Corp. (Information Technology)	2,279,654
37,787	Lasertec Corp. (Information Technology)	3,352,548
262,550	LY Corp. (Communication Services)	882,107
284,857	Marubeni Corp. (Industrials)	4,437,452
425,812	MatsukiyoCocokara & Co. (Consumer Staples)	6,450,969
160,407	MEIJI Holdings Co. Ltd. (Consumer Staples)	3,278,500
49,993	MINEBEA MITSUMI, Inc. (Industrials)	763,356
1,732,369	Mitsubishi Chemical Group Corp. (Materials)	8,750,651
625,937	Mitsubishi Corp. (Industrials)	10,369,632
93,371	Mitsubishi Electric Corp. (Industrials)	1,429,423
722,008	Mitsubishi HC Capital, Inc. (Financials)	4,839,099
406,176	Mitsubishi Heavy Industries Ltd. (Industrials)	5,355,663
1,340,927	Mitsubishi UFJ Financial Group, Inc. (Financials)	16,933,436
408,352	Mitsui & Co. Ltd. (Industrials)	7,573,867
393,039	Mizuho Financial Group, Inc. (Financials)	10,894,349
569,040	MonotaRO Co. Ltd. (Industrials)	9,536,551
368,708	MS&AD Insurance Group Holdings, Inc. (Financials)	7,658,224
107,754	Murata Manufacturing Co. Ltd. (Information Technology)	1,823,727
88,164	NEC Corp. (Information Technology)	8,462,738
65,944	Nintendo Co. Ltd. (Communication Services)	4,883,606

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
3,326	Nippon Building Fund, Inc. REIT (Real Estate)	$2,745,641
134,805	Nippon Steel Corp. (Materials)(a)	2,977,974
8,097,942	Nippon Telegraph & Telephone Corp. (Communication Services)	7,813,403
47,030	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	946,249
49,370	Nitto Denko Corp. (Materials)	959,258
1,078,332	Nomura Holdings, Inc. (Financials)	6,926,742
51,631	Nomura Research Institute Ltd. (Information Technology)	1,705,216
37,630	NTT Data Group Corp. (Information Technology)	693,444
62,083	Obic Co. Ltd. (Information Technology)	1,775,212
401,635	Olympus Corp. (Health Care)	5,455,701
32,890	Omron Corp. (Information Technology)	983,677
342,231	Ono Pharmaceutical Co. Ltd. (Health Care)	3,685,862
14,868	Oracle Corp. Japan (Information Technology)	1,406,439
204,477	ORIX Corp. (Financials)	4,190,086
69,350	Osaka Gas Co. Ltd. (Utilities)	1,589,534
195,607	Otsuka Corp. (Information Technology)	4,258,844
158,295	Otsuka Holdings Co. Ltd. (Health Care)	7,694,422
95,239	Pan Pacific International Holdings Corp. (Consumer Discretionary)	2,514,090
602,571	Panasonic Holdings Corp. (Consumer Discretionary)	7,451,415
443,285	Rakuten Group, Inc. (Consumer Discretionary)*	2,708,335
356,395	Recruit Holdings Co. Ltd. (Industrials)	20,812,077
77,734	Renesas Electronics Corp. (Information Technology)	1,271,279
337,176	Resona Holdings, Inc. (Financials)	2,604,419
1,057,704	Ricoh Co. Ltd. (Information Technology)	11,402,105
54,741	SBI Holdings, Inc. (Financials)	1,573,629
104,081	SCSK Corp. (Information Technology)	2,581,736
43,464	Secom Co. Ltd. (Industrials)	1,484,516
426,194	Seiko Epson Corp. (Information Technology)	7,160,975
117,644	Sekisui Chemical Co. Ltd. (Industrials)	1,994,237
113,034	Sekisui House Ltd. (Consumer Discretionary)	2,542,787
382,317	Seven & i Holdings Co. Ltd. (Consumer Staples)	5,439,382

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
75,400	SG Holdings Co. Ltd. (Industrials)	$766,784
108,399	Shimadzu Corp. (Information Technology)	2,848,535
81,607	Shin-Etsu Chemical Co. Ltd. (Materials)	2,432,587
185,138	Shionogi & Co. Ltd. (Health Care)	2,755,662
476,047	Shiseido Co. Ltd. (Consumer Staples)	8,579,871
3,704,914	SoftBank Corp. (Communication Services)	5,253,924
63,040	SoftBank Group Corp. (Communication Services)	3,460,831
371,224	Sompo Holdings, Inc. (Financials)	10,900,602
481,908	Sony Group Corp. (Consumer Discretionary)	11,956,959
653,227	Subaru Corp. (Consumer Discretionary)	11,935,768
372,521	Sumitomo Corp. (Industrials)	8,291,154
373,153	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	6,483,965
480,231	Sumitomo Mitsui Financial Group, Inc. (Financials)	12,084,249
133,439	Sumitomo Mitsui Trust Group, Inc. (Financials)	3,387,001
21,800	Sumitomo Realty & Development Co. Ltd. (Real Estate)	753,116
26,069	Suntory Beverage & Food Ltd. (Consumer Staples)	832,264
65,075	Suzuki Motor Corp. (Consumer Discretionary)	786,367
210,575	Sysmex Corp. (Health Care)	3,782,651
35,800	T&D Holdings, Inc. (Financials)	744,769
28,928	Taisei Corp. (Industrials)	1,296,908
282,806	Takeda Pharmaceutical Co. Ltd. (Health Care)	8,133,523
261,787	TDK Corp. (Information Technology)	2,755,195
54,103	Terumo Corp. (Health Care)	956,079
55,072	TIS, Inc. (Information Technology)	1,523,941
15,400	Toho Co. Ltd. (Communication Services)	724,141
347,027	Tokio Marine Holdings, Inc. (Financials)	12,198,162
60,954	Tokyo Electron Ltd. (Information Technology)	8,949,250
208,450	Tokyo Gas Co. Ltd. (Utilities)	6,548,341
62,200	Tokyo Metro Co. Ltd. (Industrials)*	729,337
177,753	Tokyu Corp. (Industrials)	2,044,758
26,204	TOPPAN Holdings, Inc. (Industrials)	768,931
305,287	Toray Industries, Inc. (Materials)	2,017,757

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
785,958	Toyota Motor Corp. (Consumer Discretionary)	$14,024,626
548,090	Toyota Tsusho Corp. (Industrials)	9,074,518
159,906	Trend Micro, Inc. (Information Technology)	11,661,747
68,126	West Japan Railway Co. (Industrials)	1,346,290
103,381	Yakult Honsha Co. Ltd. (Consumer Staples)	2,075,921
89,300	Yamaha Motor Co. Ltd. (Consumer Discretionary)	728,883
134,810	Yokogawa Electric Corp. (Information Technology)	2,550,919
156,068	Zensho Holdings Co. Ltd. (Consumer Discretionary)	7,855,442
331,826	ZOZO, Inc. (Consumer Discretionary)	10,316,233

		698,833,012

Jordan – 0.0%
72,774	Hikma Pharmaceuticals PLC (Health Care)	1,979,282

Luxembourg – 0.4%
124,854	ArcelorMittal (Materials)	3,563,035
338,013	CVC Capital Partners PLC (Financials)*(b)	7,709,134
42,786	Eurofins Scientific SE (Health Care)	2,149,672

		13,421,841

Netherlands – 4.1%
323,727	ABN AMRO Bank NV (Financials)(b)	6,124,141
3,375	Adyen NV (Financials)*(b)	6,111,615
572,078	Aegon Ltd. (Financials)	3,611,416
50,334	Akzo Nobel NV (Materials)	3,115,716
2,889	Argenx SE (Health Care)*	1,794,324
2,792	ASM International NV (Information Technology)	1,490,169
55,530	ASML Holding NV (Information Technology)	39,189,983
60,171	ASR Nederland NV (Financials)	3,180,207
6,042	BE Semiconductor Industries NV (Information Technology)	668,584
30,542	Euronext NV (Financials)(b)	3,849,760
174,293	EXOR NV (Financials)	16,966,386
67,638	Heineken Holding NV (Consumer Staples)	4,969,772
5,667	IMCD NV (Industrials)	841,913
600,907	ING Groep NV (Financials)	10,714,033
268,107	JDE Peet’s NV (Consumer Staples)	5,018,965
456,301	Koninklijke Ahold Delhaize NV (Consumer Staples)	16,120,574
676,004	Koninklijke KPN NV (Communication Services)	2,587,204

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
40,892	Koninklijke Philips NV (Health Care)*	$1,066,595
161,086	NN Group NV (Financials)	8,172,090
155,812	Randstad NV (Industrials)	6,269,504
77,980	Wolters Kluwer NV (Industrials)	11,970,248

		153,833,199

New Zealand – 0.3%
245,360	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	4,685,573
51,830	Xero Ltd. (Information Technology)*	5,502,712

		10,188,285

Norway – 0.4%
183,331	DNB Bank ASA (Financials)	4,223,127
42,490	Equinor ASA (Energy)	972,733
109,615	Gjensidige Forsikring ASA (Financials)	2,250,113
23,807	Kongsberg Gruppen ASA (Industrials)	2,890,253
81,924	Mowi ASA (Consumer Staples)	1,525,760
123,310	Norsk Hydro ASA (Materials)	726,250
203,295	Orkla ASA (Consumer Staples)	1,965,417
113,685	Telenor ASA (Communication Services)	1,474,209

		16,027,862

Poland – 0.3%
575,101	InPost SA (Industrials)*	9,922,567

Portugal – 0.2%
299,729	Jeronimo Martins SGPS SA (Consumer Staples)	6,471,272

Singapore – 1.8%
979,428	CapitaLand Ascendas REIT REIT (Real Estate)	1,866,200
742,173	CapitaLand Integrated Commercial Trust REIT (Real Estate)	1,083,986
441,414	DBS Group Holdings Ltd. (Financials)	15,021,428
2,248,600	Genting Singapore Ltd. (Consumer Discretionary)	1,216,991
613,633	Keppel Ltd. (Industrials)	3,120,939
817,893	Oversea-Chinese Banking Corp. Ltd. (Financials)	10,435,898
39,422	Sea Ltd. ADR (Communication Services)*	5,017,238
609,554	Singapore Airlines Ltd. (Industrials)(a)	3,077,597
1,102,578	Singapore Exchange Ltd. (Financials)	10,994,717
572,857	Singapore Technologies Engineering Ltd. (Industrials)	2,297,714
916,658	Singapore Telecommunications Ltd. (Communication Services)	2,310,674

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
114,476	STMicroelectronics NV (Information Technology)	$2,825,177
249,257	United Overseas Bank Ltd. (Financials)	7,059,325

		66,327,884

South Africa – 0.0%
49,709	Anglo American PLC (Materials)	1,462,129

Spain – 2.9%
207,813	ACS Actividades de Construccion y Servicios SA (Industrials)	11,216,920
13,013	Aena SME SA (Industrials)(b)	2,907,002
54,963	Amadeus IT Group SA (Consumer Discretionary)	4,156,788
1,158,003	Banco Bilbao Vizcaya Argentaria SA (Financials)	15,445,451
1,865,003	Banco de Sabadell SA (Financials)	5,155,468
3,079,968	Banco Santander SA (Financials)	19,930,113
680,092	CaixaBank SA (Financials)	4,730,396
73,867	Endesa SA (Utilities)	1,646,289
461,375	Grifols SA (Health Care)*	5,095,797
626,742	Iberdrola SA (Utilities)	9,092,777
280,921	Industria de Diseno Textil SA (Consumer Discretionary)	15,192,215
123,065	Redeia Corp. SA (Utilities)	2,211,627
152,721	Repsol SA (Energy)	1,955,196
1,904,653	Telefonica SA (Communication Services)	8,519,593

		107,255,632

Sweden – 2.8%
50,663	AddTech AB, Class B (Industrials)	1,527,191
37,541	Alfa Laval AB (Industrials)	1,624,372
199,309	Assa Abloy AB, Class B (Industrials)	6,113,819
278,229	Atlas Copco AB, Class A (Industrials)	4,736,458
163,246	Atlas Copco AB, Class B (Industrials)	2,432,320
29,863	Boliden AB (Materials)	1,045,960
41,664	Essity AB, Class B (Consumer Staples)	1,150,746
531,150	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	7,132,237
272,119	Hexagon AB, Class B (Information Technology)	3,103,927
69,774	Holmen AB, Class B (Materials)	2,751,936
122,459	Industrivarden AB, Class A (Financials)	4,631,382
128,849	Industrivarden AB, Class C (Financials)	4,869,451
70,367	Indutrade AB (Industrials)	2,004,474

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
44,456	Investment AB Latour, Class B (Industrials)	$1,205,912
375,036	Investor AB, Class B (Financials)	11,170,624
86,615	L E Lundbergforetagen AB, Class B (Financials)	4,324,658
58,293	Lifco AB, Class B (Industrials)	1,996,116
37,463	Saab AB, Class B (Industrials)	1,115,155
80,960	Sandvik AB (Industrials)	1,754,934
136,094	Securitas AB, Class B (Industrials)	1,976,419
299,853	Skandinaviska Enskilda Banken AB, Class A (Financials)	4,822,463
173,674	Skanska AB, Class B (Industrials)	4,122,191
94,069	SKF AB, Class B (Industrials)	2,031,205
147,370	Svenska Handelsbanken AB, Class A (Financials)	1,851,203
155,352	Swedbank AB, Class A (Financials)	3,737,964
82,962	Swedish Orphan Biovitrum AB (Health Care)*	2,438,991
134,619	Tele2 AB, Class B (Communication Services)	1,600,114
1,114,779	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	9,154,914
397,463	Telia Co. AB (Communication Services)	1,295,862
50,746	Trelleborg AB, Class B (Industrials)	1,974,041
114,424	Volvo AB, Class B (Industrials)	3,549,403

		103,246,442

Switzerland – 5.1%
196,541	ABB Ltd. (Industrials)	10,523,575
233,526	Avolta AG (Consumer Discretionary)*	10,570,465
20,742	Baloise Holding AG (Financials)	3,993,223
22,281	Banque Cantonale Vaudoise (Financials)	2,370,713
37,494	Cie Financiere Richemont SA (Consumer Discretionary)	7,625,546
11,144	EMS-Chemie Holding AG (Materials)	7,781,347
7,184	Galderma Group AG (Health Care)*	875,377
18,546	Geberit AG (Industrials)	10,861,409
569	Givaudan SA (Materials)	2,559,160
24,929	Helvetia Holding AG (Financials)	4,663,913
45,941	Julius Baer Group Ltd. (Financials)	3,085,646
39,734	Kuehne + Nagel International AG (Industrials)	9,142,453
108,201	Logitech International SA (Information Technology)	10,601,240
4,528	Lonza Group AG (Health Care)	2,853,556

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
8,877	Partners Group Holding AG (Financials)	$13,016,648
64,041	Sandoz Group AG (Health Care)	2,807,228
13,395	Schindler Holding AG (Industrials)	3,934,248
13,089	Schindler Holding AG Participation Certificates (Industrials)	3,998,147
97,645	SGS SA (Industrials)	10,021,532
63,869	SIG Group AG (Materials)*	1,267,116
12,910	Sika AG (Materials)	3,272,393
18,688	Sonova Holding AG (Health Care)	5,985,960
47,282	Straumann Holding AG (Health Care)	6,395,975
3,735	Swatch Group AG (The) – Bearer (Consumer Discretionary)	724,439
8,700	Swiss Life Holding AG (Financials)	7,567,481
18,521	Swiss Prime Site AG (Real Estate)	2,136,920
3,479	Swisscom AG (Communication Services)	1,980,013
13,987	Temenos AG (Information Technology)	1,144,849
463,369	UBS Group AG (Financials)	15,869,329
7,689	VAT Group AG (Industrials)(b)	2,866,810
22,825	Zurich Insurance Group AG (Financials)	15,016,813

		185,513,524

United Kingdom – 10.6%
247,141	3i Group PLC (Financials)	12,313,702
225,101	Admiral Group PLC (Financials)	8,148,789
249,582	Associated British Foods PLC (Consumer Staples)	5,955,253
220,483	AstraZeneca PLC (Health Care)	33,225,725
1,126,207	Auto Trader Group PLC (Communication Services)(b)	10,998,509
1,194,373	Aviva PLC (Financials)	8,187,209
199,614	BAE Systems PLC (Industrials)	3,535,155
2,986,667	Barclays PLC (Financials)	11,706,948
524,471	Barratt Redrow PLC (Consumer Discretionary)	2,817,876
220,554	British American Tobacco PLC (Consumer Staples)	8,572,931
79,647	Bunzl PLC (Industrials)	3,377,686
6,366,523	Centrica PLC (Utilities)	11,984,537
1,680,512	CK Hutchison Holdings Ltd. (Industrials)	8,395,537
45,136	Coca-Cola Europacific Partners PLC (Consumer Staples)	3,893,431
189,758	Compass Group PLC (Consumer Discretionary)	6,625,639
73,382	DCC PLC (Industrials)	4,952,587
73,242	Diageo PLC (Consumer Staples)	1,994,778

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
82,428	Halma PLC (Information Technology)	$2,906,100
670,321	Hargreaves Lansdown PLC (Financials)	9,322,370
2,836,427	HSBC Holdings PLC (Financials)	33,343,426
162,340	Imperial Brands PLC (Consumer Staples)	5,713,275
391,675	Informa PLC (Communication Services)	4,236,398
37,082	InterContinental Hotels Group PLC (Consumer Discretionary)	4,635,565
48,361	Intertek Group PLC (Industrials)	3,126,896
2,659,479	J Sainsbury PLC (Consumer Staples)	8,659,700
8,131,159	JD Sports Fashion PLC (Consumer Discretionary)	7,992,061
3,534,305	Kingfisher PLC (Consumer Discretionary)	10,978,701
346,034	Land Securities Group PLC REIT (Real Estate)	2,459,577
1,454,858	Legal & General Group PLC (Financials)	4,482,624
10,135,127	Lloyds Banking Group PLC (Financials)	9,313,455
52,108	London Stock Exchange Group PLC (Financials)	7,771,722
2,086,689	M&G PLC (Financials)	5,559,697
460,790	Marks & Spencer Group PLC (Consumer Staples)	2,058,564
215,187	National Grid PLC (Utilities)	2,641,791
1,380,632	NatWest Group PLC (Financials)	8,323,574
64,553	Next PLC (Consumer Discretionary)	8,148,517
206,351	Pearson PLC (Consumer Discretionary)	3,537,545
478,784	Phoenix Group Holdings PLC (Financials)	3,122,822
34,835	Reckitt Benckiser Group PLC (Consumer Staples)	2,298,396
328,095	RELX PLC (Industrials)	15,772,964
874,729	Rolls-Royce Holdings PLC (Industrials)*	8,194,533
592,576	Sage Group PLC (The) (Information Technology)	9,438,704
159,545	Schroders PLC (Financials)	741,289
207,600	Segro PLC REIT (Real Estate)	1,840,777
60,775	Smith & Nephew PLC (Health Care)	880,419
130,998	Smiths Group PLC (Industrials)	3,322,017
15,423	Spirax Group PLC (Industrials)	1,412,797
47,075	SSE PLC (Utilities)	905,715
479,812	Standard Chartered PLC (Financials)	7,666,736
1,656,950	Tesco PLC (Consumer Staples)	7,932,303

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
193,567	Unilever PLC (Consumer Staples)	$10,936,168
12,531,991	Vodafone Group PLC (Communication Services)	11,074,171
66,814	Whitbread PLC (Consumer Discretionary)	2,249,607
826,499	Wise PLC, Class A (Financials)*	10,328,818
156,070	WPP PLC (Communication Services)	1,265,561

		391,281,647

United States – 7.0%
46,225	Alcon AG (Health Care)	4,272,835
2,194,546	BP PLC (Energy)	12,085,137
32,943	CSL Ltd. (Health Care)	5,337,935
4,688	CyberArk Software Ltd.
	(Information Technology)*	1,705,729
137,130	Experian PLC (Industrials)	6,499,200
75,568	Ferrovial SE (Industrials)	3,365,256
688,135	GSK PLC (Health Care)	12,706,721
492,481	Haleon PLC (Health Care)	2,470,510
118,579	Holcim AG (Materials)*	12,950,706
67,375	James Hardie Industries PLC
	CDI (Materials)*	2,120,415
21,330	Monday.com Ltd. (Information
	Technology)*	6,330,104
348,962	Nestle SA (Consumer Staples)	33,695,283
346,682	Novartis AG (Health Care)	37,525,036
83,936	QIAGEN NV (Health Care)*	3,215,019
14,112	Roche Holding AG (Health
	Care)(a)	4,945,652
119,403	Roche Holding AG (Health
	Care)	39,595,874
113,748	Sanofi SA (Health Care)	12,345,577
67,325	Schneider Electric SE
	(Industrials)	16,380,719
767,867	Shell PLC (Energy)	25,486,440
10,038	Spotify Technology SA
	(Communication Services)*	6,103,204
52,523	Stellantis NV (Consumer
	Discretionary)	675,152
46,776	Swiss Re AG (Financials)	7,481,049
81,676	Tenaris SA (Energy)	1,528,976

		258,822,529

Zambia – 0.0%
100,954	First Quantum Minerals Ltd.
	(Materials)*	1,257,939

TOTAL COMMON STOCKS (Cost $2,876,740,301)		3,679,551,709

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Rate	Value

Preferred Stocks – 0.2%

Germany – 0.2%
16,306	Henkel AG & Co. KGaA, 1/1/1901 (Consumer Staples)	2.23%	$1,410,587
110,240	Porsche Automobil Holding SE (Consumer Discretionary)	6.80	4,307,388
9,547	Volkswagen AG (Consumer Discretionary)	8.68	1,033,597

TOTAL PREFERRED STOCKS (Cost $7,158,583)			6,751,572

Units	Description	Expiration Month	Value

Warrant – 0.0%

Canada – 0.0%
8,722	Constellation Software, Inc. (Information Technology)*(c)

(Cost $0)		03/40	—

Shares	Dividend Rate	Value

Investment Company – 0.1%(d)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
2,283,570	4.253%	2,283,570
(Cost $2,283,570)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,886,182,454)		3,688,586,851

Securities Lending Reinvestment Vehicle – 0.9%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
33,821,374	4.287%	33,821,374
(Cost $33,821,374)

TOTAL INVESTMENTS – 100.7% (Cost $2,920,003,828)		$3,722,408,225

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(26,577,504)

NET ASSETS – 100.0%		$3,695,830,721

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Financials	27.3%
Industrials	17.3
Health Care	11.0
Consumer Discretionary	10.7
Information Technology	9.0
Consumer Staples	8.1
Materials	4.6
Energy	3.9
Communication Services	4.0
Utilities	2.2
Real Estate	0.9
Investment Company	0.1
Securities Lending Reinvestment Vehicle	0.9

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE E-Mini Index	61	03/21/25	$7,410,280	$(38,992)

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 5.7%
4,020	Capcom Co. Ltd. (Japan)	$98,729
765	Dentsu Group, Inc. (Japan)	15,762
10,070	KDDI Corp. (Japan)	327,035
1,206	Konami Group Corp. (Japan)	146,413
6,627	Nintendo Co. Ltd. (Japan)	490,775
304,179	Nippon Telegraph & Telephone Corp. (Japan)	293,491
271,260	SoftBank Corp. (Japan)	384,673
6,092	SoftBank Group Corp. (Japan)	334,445
1,300	Toho Co. Ltd. (Japan)	61,129

		2,152,452

Consumer Discretionary – 17.9%
25,408	Aisin Corp. (Japan)	298,179
14,000	Asics Corp. (Japan)	309,738
5,878	Bandai Namco Holdings, Inc. (Japan)	195,030
3,241	Bridgestone Corp. (Japan)	125,558
11,308	Denso Corp. (Japan)	145,200
1,638	Fast Retailing Co. Ltd. (Japan)	494,242
31,536	Honda Motor Co. Ltd. (Japan)	291,514
2,620	Isuzu Motors Ltd. (Japan)	34,294
4,789	Nissan Motor Co. Ltd. (Japan)	13,668
653	Nitori Holdings Co. Ltd. (Japan)	67,230
1,268	Oriental Land Co. Ltd. (Japan)	25,967
5,830	Pan Pacific International Holdings Corp. (Japan)	153,899
29,265	Panasonic Holdings Corp. (Japan)	361,892
9,100	Rakuten Group, Inc. (Japan)*	55,598
5,514	Sekisui House Ltd. (Japan)	124,042
50,790	Sony Group Corp. (Japan)	1,260,187
23,322	Subaru Corp. (Japan)	426,140
16,852	Sumitomo Electric Industries Ltd. (Japan)	292,823
10,444	Suzuki Motor Corp. (Japan)	126,205
86,328	Toyota Motor Corp. (Japan)	1,540,436
10,367	Yamaha Motor Co. Ltd. (Japan)	84,617
3,090	Zensho Holdings Co. Ltd. (Japan)	155,530
7,728	ZOZO, Inc. (Japan)	240,258

		6,822,247

Consumer Staples – 5.2%
6,386	Aeon Co. Ltd. (Japan)(a)	156,117
2,352	Ajinomoto Co., Inc. (Japan)	93,724
16,929	Asahi Group Holdings Ltd. (Japan)	209,288
10,194	Japan Tobacco, Inc. (Japan)	253,675
4,172	Kao Corp. (Japan)	179,288
4,270	Kikkoman Corp. (Japan)	41,185
11,814	Kirin Holdings Co. Ltd. (Japan)	158,871
9,418	MatsukiyoCocokara & Co. (Japan)	142,681
5,519	MEIJI Holdings Co. Ltd. (Japan)	112,801
3,386	Nissin Foods Holdings Co. Ltd. (Japan)	68,127
19,041	Seven & i Holdings Co. Ltd. (Japan)	270,904

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
7,465	Shiseido Co. Ltd. (Japan)	134,543
1,364	Suntory Beverage & Food Ltd. (Japan)	43,546
2,434	Unicharm Corp. (Japan)	18,244
4,242	Yakult Honsha Co. Ltd. (Japan)	85,181

		1,968,175

Energy – 2.9%
84,566	ENEOS Holdings, Inc. (Japan)	448,321
58,785	Idemitsu Kosan Co. Ltd. (Japan)	395,359
19,208	Inpex Corp. (Japan)	243,008

		1,086,688

Financials – 19.4%
6,248	Chiba Bank Ltd. (The) (Japan)	56,097
16,636	Concordia Financial Group Ltd. (Japan)(a)	96,375
12,823	Dai-ichi Life Holdings, Inc. (Japan)	375,683
20,536	Daiwa Securities Group, Inc. (Japan)	142,612
18,252	Japan Exchange Group, Inc. (Japan)	191,065
6,589	Japan Post Bank Co. Ltd. (Japan)	65,914
18,844	Japan Post Holdings Co. Ltd. (Japan)	199,513
16,194	Japan Post Insurance Co. Ltd. (Japan)	312,822
21,589	Mitsubishi HC Capital, Inc. (Japan)	144,695
108,818	Mitsubishi UFJ Financial Group, Inc. (Japan)	1,374,171
26,744	Mizuho Financial Group, Inc. (Japan)	741,297
19,664	MS&AD Insurance Group Holdings, Inc. (Japan)	408,430
49,915	Nomura Holdings, Inc. (Japan)	320,633
11,957	ORIX Corp. (Japan)	245,020
16,985	Resona Holdings, Inc. (Japan)	131,196
3,554	SBI Holdings, Inc. (Japan)	102,166
16,668	Sompo Holdings, Inc. (Japan)	489,438
36,047	Sumitomo Mitsui Financial Group, Inc. (Japan)	907,065
7,046	Sumitomo Mitsui Trust Group, Inc. (Japan)	178,844
8,331	T&D Holdings, Inc. (Japan)	173,315
20,569	Tokio Marine Holdings, Inc. (Japan)	723,010

		7,379,361

Health Care – 6.2%
12,402	Astellas Pharma, Inc. (Japan)	119,662
5,462	Chugai Pharmaceutical Co. Ltd. (Japan)	271,369
14,047	Daiichi Sankyo Co. Ltd. (Japan)	321,311
3,288	Eisai Co. Ltd. (Japan)	94,018
3,108	Hoya Corp. (Japan)	360,825
11,701	Olympus Corp. (Japan)	158,943

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
9,134	Ono Pharmaceutical Co. Ltd. (Japan)	98,374
5,976	Otsuka Holdings Co. Ltd. (Japan)	290,482
2,603	Shionogi & Co. Ltd. (Japan)	38,744
5,569	Sysmex Corp. (Japan)	100,039
14,304	Takeda Pharmaceutical Co. Ltd. (Japan)	411,384
6,078	Terumo Corp. (Japan)	107,407

		2,372,558

Industrials – 21.4%
407	AGC, Inc. (Japan)	12,137
9,245	ANA Holdings, Inc. (Japan)(a)	174,845
6,529	Central Japan Railway Co. (Japan)	128,353
2,372	Dai Nippon Printing Co. Ltd. (Japan)	34,267
1,396	Daifuku Co. Ltd. (Japan)	36,073
1,301	Daikin Industries Ltd. (Japan)	135,543
3,772	East Japan Railway Co. (Japan)	74,291
4,587	FANUC Corp. (Japan)	131,162
1,228	Fuji Electric Co. Ltd. (Japan)	53,783
3,200	Fujikura Ltd. (Japan)	130,383
5,638	Hankyu Hanshin Holdings, Inc. (Japan)	146,960
399	Hikari Tsushin, Inc. (Japan)	100,402
46,060	Hitachi Ltd. (Japan)	1,146,189
523	Hoshizaki Corp. (Japan)	20,942
11,778	ITOCHU Corp. (Japan)	521,235
12,246	Japan Airlines Co. Ltd. (Japan)(a)	209,782
2,163	Kajima Corp. (Japan)	44,697
4,161	Kawasaki Kisen Kaisha Ltd. (Japan)(a)	60,222
6,575	Komatsu Ltd. (Japan)	194,857
3,597	Kubota Corp. (Japan)	44,170
2,265	Makita Corp. (Japan)	73,468
13,663	Marubeni Corp. (Japan)	212,840
3,604	MINEBEA MITSUMI, Inc. (Japan)	55,030
36,542	Mitsubishi Corp. (Japan)	605,376
16,201	Mitsubishi Electric Corp. (Japan)	248,022
31,920	Mitsubishi Heavy Industries Ltd. (Japan)	420,883
23,766	Mitsui & Co. Ltd. (Japan)	440,797
813	Mitsui OSK Lines Ltd. (Japan)(a)	29,899
12,478	MonotaRO Co. Ltd. (Japan)	209,119
1,256	NIDEC Corp. (Japan)	22,375
2,068	Nippon Yusen KK (Japan)	72,307
2,623	Obayashi Corp. (Japan)	35,212
15,035	Recruit Holdings Co. Ltd. (Japan)	877,985
2,534	Secom Co. Ltd. (Japan)	86,549
6,759	Sekisui Chemical Co. Ltd. (Japan)	114,575
2,700	SG Holdings Co. Ltd. (Japan)	27,458
301	SMC Corp. (Japan)	107,860
15,305	Sumitomo Corp. (Japan)	340,641
1,143	Taisei Corp. (Japan)	51,243
2,400	Tokyo Metro Co. Ltd. (Japan)*	28,142

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
7,680	Tokyu Corp. (Japan)(a)	88,346
1,676	TOPPAN Holdings, Inc. (Japan)	49,181
578	Toyota Industries Corp. (Japan)	49,613
20,155	Toyota Tsusho Corp. (Japan)	333,699
2,948	West Japan Railway Co. (Japan)	58,258
2,371	Yaskawa Electric Corp. (Japan)	63,454

		8,102,625

Information Technology – 14.4%
8,073	Advantest Corp. (Japan)	434,789
10,529	Canon, Inc. (Japan)(a)	353,750
971	Disco Corp. (Japan)	242,081
7,156	FUJIFILM Holdings Corp. (Japan)	143,790
16,190	Fujitsu Ltd. (Japan)	309,307
1,449	Keyence Corp. (Japan)	571,254
5,168	Kyocera Corp. (Japan)	56,894
1,148	Lasertec Corp. (Japan)	101,853
12,186	Murata Manufacturing Co. Ltd. (Japan)	206,247
4,006	NEC Corp. (Japan)	384,530
2,693	Nomura Research Institute Ltd. (Japan)	88,942
2,514	NTT Data Group Corp. (Japan)	46,328
1,735	Obic Co. Ltd. (Japan)	49,611
300	Omron Corp. (Japan)	8,972
601	Oracle Corp. Japan (Japan)	56,852
4,968	Otsuka Corp. (Japan)	108,165
12,683	Renesas Electronics Corp. (Japan)	207,421
44,252	Ricoh Co. Ltd. (Japan)	477,039
987	SCREEN Holdings Co. Ltd. (Japan)	69,885
4,047	SCSK Corp. (Japan)	100,386
11,806	Seiko Epson Corp. (Japan)	198,366
3,730	Shimadzu Corp. (Japan)	98,018
20,160	TDK Corp. (Japan)	212,175
2,097	TIS, Inc. (Japan)	58,028
4,202	Tokyo Electron Ltd. (Japan)	616,936
2,559	Trend Micro, Inc. (Japan)	186,625
5,396	Yokogawa Electric Corp. (Japan)	102,105

		5,490,349

Materials – 3.9%
22,606	Asahi Kasei Corp. (Japan)	153,237
11,461	JFE Holdings, Inc. (Japan)	142,450
72,674	Mitsubishi Chemical Group Corp. (Japan)	367,095
1,168	Nippon Sanso Holdings Corp. (Japan)	35,336
9,036	Nippon Steel Corp. (Japan)	199,614
5,675	Nitto Denko Corp. (Japan)	110,265
12,704	Shin-Etsu Chemical Co. Ltd. (Japan)	378,688
14,921	Toray Industries, Inc. (Japan)	98,618

		1,485,303

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Real Estate – 1.1%
760	Daito Trust Construction Co. Ltd. (Japan)	78,802
2,323	Daiwa House Industry Co. Ltd. (Japan)	76,090
5,839	Hulic Co. Ltd. (Japan)	54,324
2,097	Mitsubishi Estate Co. Ltd. (Japan)	30,593
9,772	Mitsui Fudosan Co. Ltd. (Japan)	84,300
99	Nippon Building Fund, Inc. REIT (Japan)	81,725
498	Sumitomo Realty & Development Co. Ltd. (Japan)	17,204

		423,038

Utilities – 1.7%
793	Chubu Electric Power Co., Inc. (Japan)	8,348
25,728	Kansai Electric Power Co., Inc. (The) (Japan)	295,788
3,057	Osaka Gas Co. Ltd. (Japan)	70,068
9,103	Tokyo Gas Co. Ltd. (Japan)	285,966

		660,170

TOTAL COMMON STOCKS (Cost $33,370,995)		37,942,966

Shares	Dividend Rate	Value

Investment Company – 0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
9,115	4.253%	9,115
(Cost $9,115)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $33,380,110)		37,952,081

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.6%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,001,371	4.287%	1,001,371
(Cost $1,001,371)

TOTAL INVESTMENTS – 102.4% (Cost $34,381,481)		$38,953,452

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%		(922,683)

NET ASSETS – 100.0%		$38,030,769

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Topix Index Future	2	03/13/25	$35,515	$(120)

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 8.0%
1,441,786	Alphabet, Inc., Class A	$245,507,320
1,986,589	AT&T, Inc.	54,452,404
47,153	Charter Communications, Inc., Class A*	17,143,416
889,856	Comcast Corp., Class A	31,928,033
163,588	Electronic Arts, Inc.	21,122,483
77,442	Live Nation Entertainment, Inc.*	11,102,085
587,711	Meta Platforms, Inc., Class A	392,708,490
69,093	Netflix, Inc.*	67,749,832
243,399	Omnicom Group, Inc.	20,143,701
1,188,298	Pinterest, Inc., Class A*	43,943,260
69,763	ROBLOX Corp., Class A*	4,439,717
43,219	Take-Two Interactive Software, Inc.*	9,161,564
138,091	T-Mobile US, Inc.	37,241,762
50,330	Trade Desk, Inc. (The), Class A*	3,539,206
838,917	Verizon Communications, Inc.	36,157,323
230,716	Walt Disney Co. (The)	26,255,481
3,003,404	Warner Bros Discovery, Inc.*	34,419,010

		1,057,015,087

Consumer Discretionary – 11.4%
20,399	Airbnb, Inc., Class A*	2,832,809
2,242,826	Amazon.com, Inc.*	476,107,103
8,684	AutoZone, Inc.*	30,333,299
271,615	Best Buy Co., Inc.	24,420,905
13,858	Booking Holdings, Inc.	69,511,867
27,032	Burlington Stores, Inc.*	6,739,888
880,441	Carnival Corp.*	21,068,953
47,458	Carvana Co.*	11,062,460
107,009	Chipotle Mexican Grill, Inc.*	5,775,276
118,998	D.R. Horton, Inc.	15,090,136
18,305	Darden Restaurants, Inc.	3,669,420
175,069	Deckers Outdoor Corp.*	24,397,616
72,357	Domino’s Pizza, Inc.	35,433,946
67,654	DoorDash, Inc., Class A*	13,425,260
226,532	eBay, Inc.	14,665,682
140,915	Expedia Group, Inc.*	27,895,533
2,332,172	Ford Motor Co.	22,272,243
35,328	Garmin Ltd.	8,087,639
127,354	General Motors Co.	6,256,902
45,573	Genuine Parts Co.	5,691,156
105,386	Hilton Worldwide Holdings, Inc.	27,923,074
253,816	Home Depot, Inc. (The)	100,663,426
183,594	Lennar Corp., Class A	21,963,350
206,341	Lowe’s Cos., Inc.	51,304,626
51,404	Marriott International, Inc., Class A	14,416,252
74,272	McDonald’s Corp.	22,900,286
326,383	NIKE, Inc., Class B	25,924,602
1,236	NVR, Inc.*	8,955,537
30,309	O’Reilly Automotive, Inc.*	41,633,655
15,622	Pool Corp.	5,420,834
222,929	PulteGroup, Inc.	23,024,107
59,757	Ross Stores, Inc.	8,385,102
76,958	Royal Caribbean Cruises Ltd.	18,939,364
385,651	Tesla, Inc.*	112,988,030
440,928	TJX Cos., Inc. (The)	55,010,177
101,471	Toll Brothers, Inc.	11,328,222

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
384,919	Tractor Supply Co.	21,305,267
94,452	Ulta Beauty, Inc.*	34,603,435
180,971	Williams-Sonoma, Inc.	35,213,337
288,889	Yum! Brands, Inc.	45,173,573

		1,511,814,349

Consumer Staples – 7.1%
452,493	Altria Group, Inc.	25,271,734
500,493	Archer-Daniels-Midland Co.	23,623,270
298,000	Bunge Global SA	22,108,620
135,987	Church & Dwight Co., Inc.	15,121,754
166,160	Clorox Co. (The)	25,985,762
700,766	Coca-Cola Co. (The)	49,901,547
594,676	Colgate-Palmolive Co.	54,216,611
857,215	Conagra Brands, Inc.	21,893,271
18,783	Constellation Brands, Inc., Class A	3,296,417
118,088	Costco Wholesale Corp.	123,828,258
255,279	Dollar General Corp.	18,936,596
236,767	Dollar Tree, Inc.*	17,250,844
239,939	Estee Lauder Cos., Inc. (The),
	Class A	17,254,013
156,861	General Mills, Inc.	9,508,914
23,315	Hershey Co. (The)	4,026,734
101,688	Kellanova	8,429,935
350,083	Keurig Dr Pepper, Inc.	11,734,782
155,965	Kimberly-Clark Corp.	22,148,590
405,764	Kraft Heinz Co. (The)	12,461,012
791,396	Kroger Co. (The)	51,298,289
169,548	Mondelez International, Inc., Class A	10,890,068
260,772	Monster Beverage Corp.*	14,251,190
281,102	PepsiCo, Inc.	43,140,724
291,958	Philip Morris International, Inc.	45,335,238
464,745	Procter & Gamble Co. (The)	80,791,271
463,309	Sysco Corp.	34,998,362
205,781	Target Corp.	25,566,231
224,302	Tyson Foods, Inc., Class A	13,758,685
1,418,081	Walmart, Inc.	139,836,967

		946,865,689

Energy – 2.8%
159,792	Baker Hughes Co.	7,125,125
41,592	Cheniere Energy, Inc.	9,506,267
178,572	Chevron Corp.	28,325,091
169,557	ConocoPhillips	16,811,577
141,145	Coterra Energy, Inc.	3,809,504
83,760	EOG Resources, Inc.	10,632,494
57,276	EQT Corp.	2,758,985
35,872	Expand Energy Corp.	3,547,023
802,334	Exxon Mobil Corp.	89,323,844
485,815	Halliburton Co.	12,810,942
1,082,163	Kinder Morgan, Inc.	29,326,617
145,213	Marathon Petroleum Corp.	21,808,088
223,006	Occidental Petroleum Corp.	10,891,613
225,606	ONEOK, Inc.	22,648,586
91,473	Phillips 66	11,863,133
151,013	Schlumberger NV	6,291,202
91,634	Targa Resources Corp.	18,484,410

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
6,083	Texas Pacific Land Corp.	8,686,220
167,905	Valero Energy Corp.	21,950,221
498,531	Williams Cos., Inc. (The)	29,004,534

		365,605,476

Financials – 15.5%
133,767	Aflac, Inc.	14,643,474
64,825	Allstate Corp. (The)	12,909,899
145,800	American Express Co.	43,879,968
223,086	American International Group, Inc.	18,502,753
92,876	Ameriprise Financial, Inc.	49,902,275
44,249	Aon PLC, Class A	18,103,151
225,558	Apollo Global Management, Inc.	33,669,043
165,441	Arch Capital Group Ltd.	15,371,123
62,943	Ares Management Corp., Class A	10,759,476
69,034	Arthur J Gallagher & Co.	23,315,543
1,208,367	Bank of America Corp.	55,705,719
623,422	Bank of New York Mellon Corp.
	(The)	55,453,387
329,716	Berkshire Hathaway, Inc., Class B*	169,417,972
25,590	Blackrock, Inc.	25,021,390
87,191	Blackstone, Inc.	14,051,702
220,223	Brown & Brown, Inc.	26,105,234
218,089	Capital One Financial Corp.	43,737,749
51,143	Cboe Global Markets, Inc.	10,780,944
85,501	Charles Schwab Corp. (The)	6,799,895
87,642	Chubb Ltd.	25,020,038
109,525	Cincinnati Financial Corp.	16,188,890
533,484	Citigroup, Inc.	42,652,046
260,081	Citizens Financial Group, Inc.	11,903,907
74,746	CME Group, Inc.	18,968,292
25,352	Coinbase Global, Inc., Class A*	5,466,398
23,071	Corpay, Inc.*	8,468,211
179,803	Discover Financial Services	35,095,748
32,661	Everest Group Ltd.	11,536,518
26,616	FactSet Research Systems, Inc.	12,289,672
60,152	Fidelity National Financial, Inc.	3,881,609
112,093	Fidelity National Information
	Services, Inc.	7,972,054
152,365	Fifth Third Bancorp	6,623,307
5,460	First Citizens BancShares, Inc., Class A	11,182,408
165,731	Fiserv, Inc.*	39,061,139
89,735	Global Payments, Inc.	9,447,301
219,465	Hartford Insurance Group, Inc.
	(The)	25,958,320
451,221	Huntington Bancshares, Inc.	7,431,610
54,089	Interactive Brokers Group, Inc.,
	Class A	11,055,792
181,323	Intercontinental Exchange, Inc.	31,410,583
110,392	Jack Henry & Associates, Inc.	19,162,947
623,916	JPMorgan Chase & Co.	165,119,369
120,278	KKR & Co., Inc.	16,308,494
321,684	Loews Corp.	27,880,352
46,342	LPL Financial Holdings, Inc.	17,227,175
50,677	M&T Bank Corp.	9,715,794
9,258	Markel Group, Inc.*	17,899,788

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
169,695	Marsh & McLennan Cos., Inc.	40,360,259
219,787	Mastercard, Inc., Class A	126,665,446
138,584	MetLife, Inc.	11,943,169
91,967	Moody’s Corp.	46,345,850
264,647	Morgan Stanley	35,227,162
211,704	Nasdaq, Inc.	17,524,857
261,781	Northern Trust Corp.	28,853,502
178,377	PayPal Holdings, Inc.*	12,673,686
66,634	PNC Financial Services Group, Inc. (The)	12,788,397
207,103	Principal Financial Group, Inc.	18,440,451
105,521	Progressive Corp. (The)	29,756,922
165,368	Prudential Financial, Inc.	19,033,857
108,823	Raymond James Financial, Inc.	16,831,653
325,362	Regions Financial Corp.	7,714,333
49,789	S&P Global, Inc.	26,574,381
368,138	State Street Corp.	36,530,334
755,508	Synchrony Financial	45,844,225
168,917	T. Rowe Price Group, Inc.	17,857,905
58,719	Tradeweb Markets, Inc., Class A	7,948,791
65,007	Travelers Cos., Inc. (The)	16,803,659
60,290	Truist Financial Corp.	2,794,442
214,761	US Bancorp	10,072,291
366,690	Visa, Inc., Class A	133,002,130
86,566	W R Berkley Corp.	5,460,583
587,402	Wells Fargo & Co.	46,005,325
42,453	Willis Towers Watson PLC	14,419,162

		2,050,531,231

Health Care – 9.1%
223,407	Abbott Laboratories	30,832,400
337,994	AbbVie, Inc.	70,650,886
42,382	Agilent Technologies, Inc.	5,421,505
39,468	Align Technology, Inc.*	7,381,700
29,096	Alnylam Pharmaceuticals, Inc.*	7,179,438
46,469	Amgen, Inc.	14,315,240
519,260	Avantor, Inc.*	8,671,642
57,337	Becton Dickinson & Co.	12,931,214
134,587	Biogen, Inc.*	18,909,474
396,363	Boston Scientific Corp.*	41,138,516
497,847	Bristol-Myers Squibb Co.	29,681,638
85,715	Cardinal Health, Inc.	11,098,378
106,968	Cencora, Inc.	27,120,667
99,008	Centene Corp.*	5,758,305
93,565	Cigna Group (The)	28,897,550
27,407	Cooper Cos., Inc. (The)*	2,477,045
202,138	CVS Health Corp.	13,284,509
72,406	Danaher Corp.	15,043,071
36,833	Dexcom, Inc.*	3,254,932
65,366	Edwards Lifesciences Corp.*	4,681,513
34,959	Elevance Health, Inc.	13,874,528
192,156	Eli Lilly & Co.	176,904,578
35,804	GE HealthCare Technologies, Inc.	3,127,479
253,704	Gilead Sciences, Inc.	29,000,904
29,270	HCA Healthcare, Inc.	8,965,401
316,293	Hologic, Inc.*	20,049,813
98,234	IDEXX Laboratories, Inc.*	42,939,064
93,880	Illumina, Inc.*	8,330,911

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
58,835	Insulet Corp.*	16,019,005
50,922	Intuitive Surgical, Inc.*	29,185,944
66,236	IQVIA Holdings, Inc.*	12,505,357
518,061	Johnson & Johnson	85,490,426
42,217	Labcorp Holdings, Inc.	10,598,156
36,337	McKesson Corp.	23,265,128
131,187	Medtronic PLC	12,071,828
482,554	Merck & Co., Inc.	44,515,607
27,199	Mettler-Toledo International, Inc.*	34,616,711
137,901	Quest Diagnostics, Inc.	23,843,083
27,628	Regeneron Pharmaceuticals, Inc.	19,304,789
12,564	ResMed, Inc.	2,933,945
44,244	Revvity, Inc.	4,961,965
42,146	STERIS PLC	9,240,932
48,584	Stryker Corp.	18,762,655
51,448	Thermo Fisher Scientific, Inc.	27,213,934
177,485	UnitedHealth Group, Inc.	84,298,276
43,264	Vertex Pharmaceuticals, Inc.*	20,757,635
2,877,452	Viatris, Inc.	26,558,882
18,474	Waters Corp.*	6,970,979
132,129	Zimmer Biomet Holdings, Inc.	13,783,697
78,585	Zoetis, Inc.	13,142,555

		1,201,963,790

Industrials – 8.9%
95,158	3M Co.	14,760,909
45,007	AMETEK, Inc.	8,519,825
65,034	Automatic Data Processing, Inc.	20,497,416
20,317	Axon Enterprise, Inc.*	10,736,519
22,922	Booz Allen Hamilton Holding Corp.	2,431,107
81,294	Broadridge Financial Solutions,
	Inc.	19,609,739
304,900	Builders FirstSource, Inc.*	42,378,051
24,854	Carlisle Cos., Inc.	8,469,249
43,285	Carrier Global Corp.	2,804,868
73,744	Caterpillar, Inc.	25,364,249
207,090	Cintas Corp.	42,971,175
79,851	Copart, Inc.*	4,375,835
120,007	CSX Corp.	3,841,424
35,511	Cummins, Inc.	13,074,440
14,441	Deere & Co.	6,943,088
273,126	Delta Air Lines, Inc.	16,420,335
59,048	Dover Corp.	11,736,971
36,809	Eaton Corp. PLC	10,796,816
52,499	EMCOR Group, Inc.	21,467,366
20,612	Emerson Electric Co.	2,506,625
95,413	Expeditors International of Washington, Inc.	11,197,670
571,706	Fastenal Co.	43,295,295
34,526	FedEx Corp.	9,076,885
82,950	Ferguson Enterprises, Inc.	14,723,625
175,398	Fortive Corp.	13,951,157
29,066	GE Vernova, Inc.	9,742,342
56,737	General Dynamics Corp.	14,331,766
210,973	General Electric Co.	43,667,191
247,374	Graco, Inc.	21,538,854
90,265	Honeywell International, Inc.	19,216,516

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
127,695	Howmet Aerospace, Inc.	17,443,137
11,208	Hubbell, Inc.	4,164,781
72,679	IDEX Corp.	14,123,710
108,573	Illinois Tool Works, Inc.	28,661,101
116,207	Ingersoll Rand, Inc.	9,852,029
39,891	J.B. Hunt Transport Services, Inc.	6,430,030
85,571	Jacobs Solutions, Inc.	10,962,501
135,005	Johnson Controls International PLC	11,564,528
59,530	L3Harris Technologies, Inc.	12,269,728
178,100	Leidos Holdings, Inc.	23,147,657
41,771	Lennox International, Inc.	25,106,460
29,722	Lockheed Martin Corp.	13,385,897
339,264	Masco Corp.	25,505,867
43,348	Nordson Corp.	9,115,651
10,148	Northrop Grumman Corp.	4,685,737
201,130	Otis Worldwide Corp.	20,068,751
105,140	Owens Corning	16,195,766
35,586	PACCAR, Inc.	3,816,243
21,159	Parker-Hannifin Corp.	14,145,003
55,489	Paychex, Inc.	8,416,017
46,039	Pentair PLC	4,336,874
42,349	Quanta Services, Inc.	10,995,071
126,440	Republic Services, Inc.	29,968,809
501,266	Rollins, Inc.	26,261,326
200,831	RTX Corp.	26,708,515
29,006	Snap-on, Inc.	9,895,977
426,377	SS&C Technologies Holdings, Inc.	37,968,872
146,620	Stanley Black & Decker, Inc.	12,687,029
283,401	Textron, Inc.	21,178,557
51,478	Trane Technologies PLC	18,207,769
8,433	TransDigm Group, Inc.	11,529,598
30,008	TransUnion	2,773,639
206,232	Uber Technologies, Inc.*	15,675,694
11,135	Union Pacific Corp.	2,746,893
138,340	United Airlines Holdings, Inc.*	12,977,675
80,608	United Parcel Service, Inc., Class B	9,594,770
217,122	Veralto Corp.	21,660,091
37,244	Verisk Analytics, Inc.	11,058,116
122,898	Vertiv Holdings Co., Class A	11,696,203
47,003	W.W. Grainger, Inc.	47,999,934
51,773	Waste Management, Inc.	12,051,719
14,343	Watsco, Inc.	7,233,605
153,554	Westinghouse Air Brake Technologies Corp.	28,462,769
79,939	Xylem, Inc.	10,463,216

		1,173,640,623

Information Technology – 30.7%
147,329	Accenture PLC, Class A (Ireland)	51,344,156
124,858	Adobe, Inc.*	54,757,724
161,192	Advanced Micro Devices, Inc.*	16,096,633
180,414	Akamai Technologies, Inc.*	14,555,802
365,355	Amphenol Corp., Class A	24,332,643
37,478	Analog Devices, Inc.	8,622,189
33,677	ANSYS, Inc.*	11,222,860
3,673,747	Apple, Inc.	888,458,974

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
223,566	Applied Materials, Inc.	35,339,078
102,775	AppLovin Corp., Class A*	33,477,928
202,917	Arista Networks, Inc.*	18,881,427
147,391	Atlassian Corp., Class A*	41,897,366
89,217	Autodesk, Inc.*	24,464,194
920,280	Broadcom, Inc.	183,531,440
71,126	Cadence Design Systems, Inc.*	17,817,063
65,982	CDW Corp.	11,757,992
726,531	Cisco Systems, Inc.	46,577,902
322,525	Cognizant Technology Solutions Corp., Class A	26,876,008
253,931	Corning, Inc.	12,734,640
24,431	Crowdstrike Holdings, Inc., Class A*	9,519,783
62,281	Dell Technologies, Inc., Class C	6,399,996
28,355	Fair Isaac Corp.*	53,487,454
276,953	Fortinet, Inc.*	29,913,694
52,180	Gartner, Inc.*	26,002,338
489,818	Gen Digital, Inc.	13,386,726
155,455	GoDaddy, Inc., Class A*	27,904,172
34,662	Guidewire Software, Inc.*	6,978,154
1,646,841	Hewlett Packard Enterprise Co.	32,623,920
291,026	HP, Inc.	8,983,973
43,316	HubSpot, Inc.*	31,360,351
277,627	Intel Corp.	6,588,089
231,306	International Business Machines Corp.	58,390,887
44,931	Intuit, Inc.	27,580,445
120,824	Jabil, Inc.	18,718,054
58,145	Keysight Technologies, Inc.*	9,275,872
27,247	KLA Corp.	19,313,763
382,288	Lam Research Corp.	29,336,781
147,069	Manhattan Associates, Inc.*	26,013,565
24,364	Marvell Technology, Inc.	2,237,102
72,745	Microchip Technology, Inc.	4,281,771
70,174	Micron Technology, Inc.	6,570,392
1,788,839	Microsoft Corp.	710,151,195
61,682	MicroStrategy, Inc., Class A*	15,755,433
4,436	Monolithic Power Systems, Inc.	2,710,440
89,516	Motorola Solutions, Inc.	39,406,734
162,580	NetApp, Inc.	16,227,110
548,684	Nutanix, Inc., Class A*	42,188,313
5,979,900	NVIDIA Corp.	747,009,108
262,765	ON Semiconductor Corp.*	12,363,093
186,311	Oracle Corp.	30,938,805
192,485	Palantir Technologies, Inc., Class A*	16,345,826
99,195	Palo Alto Networks, Inc.*	18,889,704
126,215	PTC, Inc.*	20,652,560
481,451	Pure Storage, Inc., Class A*	25,261,734
274,357	QUALCOMM, Inc.	43,120,690
58,883	Roper Technologies, Inc.	34,417,113
193,512	Salesforce, Inc.	57,637,549
28,186	Sandisk Corp.*	1,320,514
44,111	Seagate Technology Holdings PLC	4,495,352
38,978	ServiceNow, Inc.*	36,240,185
270,249	Skyworks Solutions, Inc.	18,014,798

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
24,242	Synopsys, Inc.*	11,085,382
107,220	TE Connectivity PLC (Switzerland)	16,515,097
31,402	Teledyne Technologies, Inc.*	16,172,658
88,045	Teradyne, Inc.	9,672,624
128,088	Texas Instruments, Inc.	25,103,967
120,876	Trimble, Inc.*	8,700,654
6,162	Tyler Technologies, Inc.*	3,749,146
269,852	VeriSign, Inc.*	64,192,394
84,559	Western Digital Corp.*	4,137,472
25,395	Workday, Inc., Class A*	6,687,519
17,692	Zebra Technologies Corp., Class A*	5,573,865
244,063	Zoom Communications, Inc., Class A*	17,987,443

		4,060,337,778

Materials – 2.0%
11,758	Air Products and Chemicals, Inc.	3,717,292
116,182	Avery Dennison Corp.	21,838,731
273,032	Celanese Corp.	13,908,250
159,494	CF Industries Holdings, Inc.	12,922,204
86,472	Corteva, Inc.	5,446,007
78,799	CRH PLC	8,078,473
95,077	Dow, Inc.	3,623,384
35,063	DuPont de Nemours, Inc.	2,867,102
42,243	Ecolab, Inc.	11,363,789
105,520	Freeport-McMoRan, Inc.	3,894,743
280,168	International Paper Co.	15,787,467
67,371	Linde PLC	31,465,626
171,695	LyondellBasell Industries NV,
	Class A	13,191,327
6,794	Martin Marietta Materials, Inc.	3,282,453
71,578	Nucor Corp.	9,839,828
72,683	Packaging Corp. of America	15,488,020
127,909	PPG Industries, Inc.	14,481,857
70,259	Reliance, Inc.	20,878,164
155,820	RPM International, Inc.	19,304,540
65,494	Sherwin-Williams Co. (The)	23,726,511
59,291	Smurfit WestRock PLC	3,087,282
14,197	Vulcan Materials Co.	3,511,060

		261,704,110

Real Estate – 1.6%
85,118	Alexandria Real Estate Equities,
	Inc. REIT	8,704,167
71,047	AvalonBay Communities, Inc. REIT	16,069,410
71,621	CBRE Group, Inc., Class A*	10,165,885
26,248	Digital Realty Trust, Inc. REIT	4,103,087
154,321	Equity Residential REIT	11,445,989
32,913	Essex Property Trust, Inc. REIT	10,254,703
397,606	Invitation Homes, Inc. REIT	13,522,580
146,382	Iron Mountain, Inc. REIT	13,638,411
232,513	Kimco Realty Corp. REIT	5,138,537
71,685	Mid-America Apartment Communities, Inc. REIT	12,051,682
401,569	Millrose Properties, Inc. REIT*	9,179,867
9,020	Public Storage REIT	2,738,652

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
178,684	Realty Income Corp. REIT	10,190,349
74,443	Simon Property Group, Inc. REIT	13,853,098
81,259	Sun Communities, Inc. REIT	11,063,413
108,014	Ventas, Inc. REIT	7,472,409
380,576	VICI Properties, Inc. REIT	12,364,914
266,488	W.P. Carey, Inc. REIT	17,111,195
105,251	Welltower, Inc. REIT	16,157,081
86,839	Weyerhaeuser Co. REIT	2,613,854

		207,839,283

Utilities – 2.7%
234,164	Alliant Energy Corp.	15,110,603
96,486	Ameren Corp.	9,799,118
78,280	American Electric Power Co., Inc.	8,301,594
137,457	Atmos Energy Corp.	20,911,333
185,421	CenterPoint Energy, Inc.	6,374,774
199,808	CMS Energy Corp.	14,595,974
85,629	Consolidated Edison, Inc.	8,693,056
56,772	Constellation Energy Corp.	14,223,941
119,641	Dominion Energy, Inc.	6,774,073
71,407	DTE Energy Co.	9,547,116
146,713	Duke Energy Corp.	17,237,310
120,148	Edison International	6,540,857
133,488	Entergy Corp.	11,654,837
226,989	Evergy, Inc.	15,641,812
202,589	Exelon Corp.	8,954,434
296,215	FirstEnergy Corp.	11,484,256
197,753	NextEra Energy, Inc.	13,876,328
492,743	NiSource, Inc.	20,108,842
313,350	NRG Energy, Inc.	33,124,228
381,277	PG&E Corp.	6,230,066
494,713	PPL Corp.	17,418,845

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
172,222	Public Service Enterprise Group,

	Inc.	13,975,815
89,622	Sempra	6,414,247
151,902	Southern Co. (The)	13,639,281
242,213	Vistra Corp.	32,374,190
109,194	WEC Energy Group, Inc.	11,649,908
70,511	Xcel Energy, Inc.	5,083,843

		359,740,681

TOTAL COMMON STOCKS (Cost $8,313,393,766)		13,197,058,097

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
16,111,605	4.253%	16,111,605
(Cost $16,111,605)

TOTAL INVESTMENTS – 99.9% (Cost $8,329,505,371)		$13,213,169,702

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		12,857,851

NET ASSETS – 100.0%		$13,226,027,553

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	44	03/21/25	$13,119,150	$(324,977)

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%

Communication Services – 2.6%
55,871	Advantage Solutions, Inc.*	$140,236
25,729	AMC Networks, Inc., Class A*	187,822
14,526	AST SpaceMobile, Inc.*	393,800
1,147	Atlanta Braves Holdings, Inc., Class A*(a)	50,617
6,285	Atlanta Braves Holdings, Inc., Class C*	253,726
11,215	Bandwidth, Inc., Class A*	179,103
10,737	Boston Omaha Corp., Class A*	152,895
615	Cable One, Inc.	160,011
35,339	Cardlytics, Inc.*	92,942
35,828	Cargurus, Inc.*	1,153,303
32,258	Cars.com, Inc.*	425,806
17,348	Cinemark Holdings, Inc.*	444,282
3,575	Cogent Communications Holdings, Inc.	261,225
13,062	EchoStar Corp., Class A*	407,926
22,899	EverQuote, Inc., Class A*	615,525
62,516	EW Scripps Co. (The), Class A*	101,276
133,444	Gannett Co., Inc.*	539,114
24,264	Getty Images Holdings, Inc.*(a)	51,925
45,698	Gray Media, Inc.	171,824
18,211	Grindr, Inc. (Singapore)*	334,172
5,866	Ibotta, Inc., Class A*(a)	195,866
14,912	IDT Corp., Class B	724,127
6,037	IMAX Corp.*	154,547
16,603	John Wiley & Sons, Inc., Class A	662,128
20,597	Liberty Latin America Ltd., Class A (Puerto Rico)*	139,442
31,716	Liberty Latin America Ltd., Class C (Puerto Rico)*	212,814
70,237	LiveOne, Inc.*	54,391
96,038	Lumen Technologies, Inc.*	453,299
6,113	Madison Square Garden Entertainment Corp.*	211,082
12,300	Magnite, Inc.*	193,971
17,557	Marcus Corp. (The)	321,995
28,583	MediaAlpha, Inc., Class A*	265,536
9,960	Playstudios, Inc.*	16,235
12,292	QuinStreet, Inc.*	240,677
18,896	Scholastic Corp.	413,633
15,391	Shutterstock, Inc.	330,753
7,921	Spok Holdings, Inc.	133,469
25,618	Stagwell, Inc.*	166,261
35,449	TEGNA, Inc.	645,172
14,992	Telephone and Data Systems, Inc.	541,211
29,353	Thryv Holdings, Inc.*	506,046
88,375	TrueCar, Inc.*	205,914
34,664	Yelp, Inc.*	1,189,322
8,252	Ziff Davis, Inc.*	338,827

		14,434,248

Consumer Discretionary – 10.8%
22,167	1-800-Flowers.com, Inc., Class A*	152,952
13,774	Abercrombie & Fitch Co., Class A*	1,418,584

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
10,687	Academy Sports & Outdoors, Inc.	$529,968
7,537	Accel Entertainment, Inc.*	81,174
8,934	Acushnet Holdings Corp.	574,456
23,376	Adient PLC*	370,042
9,614	Adtalem Global Education, Inc.*	983,608
4,640	A-Mark Precious Metals, Inc.	126,115
68,832	American Axle & Manufacturing Holdings, Inc.*	341,407
44,984	American Eagle Outfitters, Inc.	588,841
15,195	American Public Education, Inc.*	321,526
3,287	Asbury Automotive Group, Inc.*	882,231
4,760	Beazer Homes USA, Inc.*	106,148
47,461	Beyond, Inc.*	303,276
4,880	BJ’s Restaurants, Inc.*	186,074
3,890	Boot Barn Holdings, Inc.*	476,253
8,369	Brinker International, Inc.*	1,379,462
14,298	Buckle, Inc. (The)	572,635
12,118	Build-A-Bear Workshop, Inc.	495,869
23,605	Caleres, Inc.	381,457
9,533	Carriage Services, Inc.	382,369
1,415	Cavco Industries, Inc.*	742,210
3,145	Century Communities, Inc.	218,357
7,492	Champion Homes, Inc.*	767,930
5,862	Cheesecake Factory, Inc. (The)(a)	316,724
78,380	Chegg, Inc.*	85,434
6,220	Citi Trends, Inc.*	153,199
19,917	Cricut, Inc., Class A	107,552
22,194	Dana, Inc.	330,025
34,510	Denny’s Corp.*	171,515
21,842	Designer Brands, Inc., Class A	87,805
31,900	Despegar.com Corp. (Argentina)*	613,118
40,850	Destination XL Group, Inc.*	93,547
5,381	Dine Brands Global, Inc.	134,956
4,780	Dorman Products, Inc.*	628,379
21,259	El Pollo Loco Holdings, Inc.*	239,695
18,735	Ethan Allen Interiors, Inc.	533,948
15,500	Everi Holdings, Inc.*	213,435
54,474	EVgo, Inc.*	144,356
102,274	Figs, Inc., Class A*	467,392
13,972	Foot Locker, Inc.*	241,995
7,938	Fox Factory Holding Corp.*	220,121
23,601	Frontdoor, Inc.*	1,073,374
30,887	Funko, Inc., Class A*	380,528
11,258	Genesco, Inc.*	411,705
4,903	Gentherm, Inc.*	162,191
15,613	GigaCloud Technology, Inc., Class A (Hong Kong)*(a)	264,328
13,233	G-III Apparel Group Ltd.*	358,217
3,801	Golden Entertainment, Inc.	118,173
30,426	Goodyear Tire & Rubber Co. (The)*	287,526
125,042	GoPro, Inc., Class A*	93,331
862	Graham Holdings Co., Class B	848,010
8,145	Green Brick Partners, Inc.*	486,501
3,126	Group 1 Automotive, Inc.	1,436,647

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
22,408	Groupon, Inc.*(a)	$249,177
57,764	Hanesbrands, Inc.*	348,317
14,660	Haverty Furniture Cos., Inc.	334,688
3,466	Helen of Troy Ltd.*	190,734
11,306	Hilton Grand Vacations, Inc.*	485,027
2,002	Hovnanian Enterprises, Inc., Class A*	203,623
22,587	Inspired Entertainment, Inc.*	243,488
4,818	Installed Building Products, Inc.	825,805
11,673	International Game Technology PLC	206,962
6,229	JAKKS Pacific, Inc.*	168,681
4,292	Johnson Outdoors, Inc., Class A	115,455
13,146	KB Home	801,906
16,448	Kontoor Brands, Inc.	1,069,778
21,535	Laureate Education, Inc.*	429,408
12,274	La-Z-Boy, Inc.	555,276
5,252	LCI Industries	545,263
54,283	Leslie’s, Inc.*	56,454
9,707	Life Time Group Holdings, Inc.*	295,675
12,840	Lifetime Brands, Inc.	64,072
26,008	Lincoln Educational Services Corp.*	477,247
12,639	Lovesac Co. (The)*	264,787
22,357	Luminar Technologies, Inc.*(a)	116,256
6,238	M/I Homes, Inc.*	730,657
5,871	Malibu Boats, Inc., Class A*	195,974
15,397	MasterCraft Boat Holdings, Inc.*	270,679
9,884	Meritage Homes Corp.	716,293
11,042	Modine Manufacturing Co.*	933,712
2,526	Monarch Casino & Resort, Inc.	231,331
7,514	Monro, Inc.	133,824
11,472	Movado Group, Inc.	221,524
2,437	Nathan’s Famous, Inc.	248,355
26,031	National Vision Holdings, Inc.*	330,854
34,421	Nerdy, Inc.*	52,320
7,833	ODP Corp. (The)*	121,881
16,171	OneSpaWorld Holdings Ltd. (Bahamas)	308,543
9,282	Oxford Industries, Inc.	575,762
5,501	Papa John’s International, Inc.	249,470
11,234	Patrick Industries, Inc.	1,017,800
62,513	Peloton Interactive, Inc., Class A*	470,723
43,024	Perdoceo Education Corp.	1,101,414
39,135	Petco Health & Wellness Co.,
	Inc.*	105,273
9,897	Phinia, Inc.	488,021
22,456	PlayAGS, Inc.*	272,167
25,639	Potbelly Corp.*	326,897
6,038	RCI Hospitality Holdings, Inc.	300,511
95,818	RealReal, Inc. (The)*	653,479
4,513	Red Rock Resorts, Inc., Class A	225,515
24,137	Revolve Group, Inc.*	641,079
75,090	Rush Street Interactive, Inc.*	875,549
53,717	Sally Beauty Holdings, Inc.*	484,527
1,720	Savers Value Village, Inc.*(a)	12,866
1,824	Shake Shack, Inc., Class A*	198,086

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
15,252	Shoe Carnival, Inc.	$337,679
9,367	Signet Jewelers Ltd.	490,081
2,561	Six Flags Entertainment Corp.	112,607
19,458	Sleep Number Corp.*	273,774
8,622	Solid Power, Inc.*	10,605
1,954	Sonic Automotive, Inc., Class A	133,185
48,385	Sonos, Inc.*	639,650
9,242	Standard Motor Products, Inc.	263,674
23,034	Steven Madden Ltd.	755,285
79,332	Stitch Fix, Inc., Class A*	375,240
21,103	Stoneridge, Inc.*	118,599
2,647	Strategic Education, Inc.	213,163
14,387	Stride, Inc.*	1,968,142
4,269	Sturm Ruger & Co., Inc.	168,455
8,394	Superior Group of Cos., Inc.	119,950
14,488	Sweetgreen, Inc., Class A*	329,747
13,131	Target Hospitality Corp.*	73,665
18,937	Taylor Morrison Home Corp.*	1,167,277
30,290	Topgolf Callaway Brands Corp.*	197,794
21,529	Tri Pointe Homes, Inc.*	681,608
63,460	Udemy, Inc.*	611,754
2,828	United Parks & Resorts, Inc.*	142,814
15,139	Universal Technical Institute, Inc.*	427,525
28,963	Upbound Group, Inc.	747,825
9,982	Urban Outfitters, Inc.*	580,853
18,849	Vera Bradley, Inc.*	61,825
19,840	Victoria’s Secret & Co.*	530,323
5,054	Visteon Corp.*	438,283
24,514	Warby Parker, Inc., Class A*	606,231
2,192	Winmark Corp.	736,698
9,409	Winnebago Industries, Inc.	380,218
21,189	Wolverine World Wide, Inc.	313,385
12,202	XPEL, Inc.*	407,913
13,272	Zumiez, Inc.*	189,259

		58,234,922

Consumer Staples – 4.1%
7,933	Andersons, Inc. (The)	339,374
23,510	B&G Foods, Inc.	157,047
76,786	Beauty Health Co. (The)*	112,875
11,272	Cal-Maine Foods, Inc.	1,018,876
5,594	Central Garden & Pet Co.*(a)	197,412
12,765	Central Garden & Pet Co., Class A*	401,842
15,195	Chefs’ Warehouse, Inc. (The)*	950,903
23,864	Dole PLC	349,130
10,865	Edgewell Personal Care Co.	341,922
11,764	Energizer Holdings, Inc.	361,508
12,970	Fresh Del Monte Produce, Inc.	395,455
28,317	Hain Celestial Group, Inc. (The)*	101,375
103,952	Herbalife Ltd.*	862,802
82,637	Honest Co., Inc. (The)*	446,240
11,778	Ingles Markets, Inc., Class A	723,640
6,076	Interparfums, Inc.	844,078
2,337	J & J Snack Foods Corp.	307,175
3,645	John B Sanfilippo & Son, Inc.	257,592
2,791	Lancaster Colony Corp.	533,514
30,629	Mama’s Creations, Inc.*	187,296

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
8,171	Medifast, Inc.*	$117,336
17,607	National Beverage Corp.	701,287
43,831	Nu Skin Enterprises, Inc., Class A	347,142
17,167	Olaplex Holdings, Inc.*	24,892
5,676	PriceSmart, Inc.	507,378
40,247	Primo Brands Corp., Class A	1,355,921
9,454	Simply Good Foods Co. (The)*	356,888
30,698	SpartanNash Co.	619,793
25,785	Sprouts Farmers Market, Inc.*	3,826,494
5,200	TreeHouse Foods, Inc.*	163,696
9,581	Turning Point Brands, Inc.	673,544
35,114	United Natural Foods, Inc.*	1,116,274
3,486	Universal Corp.	186,884
11,862	USANA Health Sciences, Inc.*	350,997
8,741	Village Super Market, Inc., Class A	275,341
3,182	Vita Coco Co., Inc. (The)*	103,224
25,344	Vital Farms, Inc.*	839,140
3,830	WD-40 Co.	913,915
9,568	Weis Markets, Inc.	707,841
15,795	WK Kellogg Co.	313,057

		22,391,100

Energy – 3.5%
20,290	Amplify Energy Corp.*	98,406
27,054	Archrock, Inc.	733,704
23,275	Ardmore Shipping Corp. (Ireland)	210,872
12,463	Aris Water Solutions, Inc., Class A	392,086
8,284	Atlas Energy Solutions, Inc.(a)	160,544
54,583	Berry Corp.	222,153
3,919	Bristow Group, Inc.*	145,160
6,164	Cactus, Inc., Class A	323,857
8,928	California Resources Corp.	398,367
1,505	Centrus Energy Corp., Class A*	136,549
20,128	ChampionX Corp.	599,814
28,833	CNX Resources Corp.*	833,274
10,309	Comstock Resources, Inc.*	185,356
11,483	Core Natural Resources, Inc.	852,613
19,990	DHT Holdings, Inc.	206,697
6,616	DMC Global, Inc.*	56,104
8,390	Dorian LPG Ltd.	170,820
12,104	Encore Energy Corp. (Canada)*	30,502
33,098	Evolution Petroleum Corp.	166,814
5,700	FLEX LNG Ltd. (Norway)(a)	125,400
12,956	Geospace Technologies Corp.*	104,684
13,998	Golar LNG Ltd. (Cameroon)	536,683
4,218	Gulfport Energy Corp.*	716,216
38,821	Helix Energy Solutions Group, Inc.*	334,637
7,208	Helmerich & Payne, Inc.	191,084
1,216	Innovex International, Inc.*	22,265
8,112	International Seaways, Inc.	270,373
5,974	Kinetik Holdings, Inc.	348,523
9,259	Kodiak Gas Services, Inc.	398,137
42,989	Liberty Energy, Inc.	742,420

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
45,429	Magnolia Oil & Gas Corp.,
	Class A	$1,063,493
20,477	Murphy Oil Corp.	542,436
2,329	Nabors Industries Ltd.*	93,603
3,519	NACCO Industries, Inc., Class A	113,593
3,861	Natural Gas Services Group, Inc.*	99,266
20,280	NextDecade Corp.*	166,702
14,067	Noble Corp. PLC	364,335
45,749	Nordic American Tankers Ltd.	112,085
11,321	Northern Oil & Gas, Inc.	356,612
10,924	Oceaneering International, Inc.*	241,311
29,191	Oil States International, Inc.*	158,799
11,033	Par Pacific Holdings, Inc.*	158,544
42,087	Patterson-UTI Energy, Inc.	349,743
14,275	PBF Energy, Inc., Class A	305,913
14,151	Peabody Energy Corp.	195,142
29,795	ProPetro Holding Corp.*	251,470
3,538	REX American Resources Corp.*	136,638
39,412	RPC, Inc.	219,919
6,828	Sable Offshore Corp.*	193,710
14,096	SandRidge Energy, Inc.	164,923
8,353	Scorpio Tankers, Inc. (Monaco)	332,867
6,724	Seadrill Ltd. (Norway)*	171,260
11,129	Select Water Solutions, Inc.	134,995
21,530	SFL Corp. Ltd. (Norway)	194,416
10,921	Sitio Royalties Corp., Class A	218,420
21,811	SM Energy Co.	713,438
22,443	Talos Energy, Inc.*	201,987
38,218	Teekay Corp. Ltd. (Bermuda)	249,946
8,149	Teekay Tankers Ltd., Class A (Canada)	307,543
52,244	TETRA Technologies, Inc.*	198,005
3,326	Tidewater, Inc.*	151,732
31,395	Transocean Ltd.*	92,615
37,206	VAALCO Energy, Inc.	148,824
4,943	Valaris Ltd.*	176,465
5,382	W&T Offshore, Inc.	8,988
18,389	World Kinect Corp.	550,567

		18,854,419

Financials – 20.7%
4,364	1st Source Corp.	283,224
11,431	Acadian Asset Management, Inc.	281,889
12,834	Amalgamated Financial Corp.	416,463
8,767	Ambac Financial Group, Inc.*	85,128
5,370	Amerant Bancorp, Inc.	123,295
16,200	American Coastal Insurance Corp.	196,668
14,496	Ameris Bancorp	936,152
10,086	AMERISAFE, Inc.	519,026
3,274	Ames National Corp.	61,453
18,923	Apollo Commercial Real Estate Finance, Inc. REIT	191,690
35,048	Arbor Realty Trust, Inc. REIT	432,492
884	Ares Commercial Real Estate Corp. REIT	4,323
6,912	ARMOUR Residential REIT, Inc. REIT	131,674

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
7,548	Arrow Financial Corp.	$204,022
24,310	Artisan Partners Asset Management, Inc., Class A	1,026,368
22,848	Associated Banc-Corp.	567,773
14,896	Atlantic Union Bankshares Corp.	531,340
739	Atlanticus Holdings Corp.*	40,593
17,082	Axos Financial, Inc.*	1,141,078
9,091	Baldwin Insurance Group, Inc. (The), Class A*	374,004
4,651	BancFirst Corp.	555,143
15,357	Banco Latinoamericano de
	Comercio Exterior SA, Class E (Panama)	650,676
18,158	Bancorp, Inc. (The)*	1,013,580
1,932	Bank First Corp.	202,358
6,287	Bank of Hawaii Corp.	454,047
23,754	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	921,655
15,990	BankUnited, Inc.	600,904
5,822	Bankwell Financial Group, Inc.	184,499
6,155	Banner Corp.	424,572
13,195	BCB Bancorp, Inc.	133,665
7,009	Berkshire Hills Bancorp, Inc.	199,686
62,804	BGC Group, Inc., Class A	621,760
15,221	Blackstone Mortgage Trust, Inc., Class A REIT	316,292
14,440	Bread Financial Holdings, Inc.	779,760
20,019	Brookline Bancorp, Inc.	236,224
13,032	Burford Capital Ltd.	203,299
6,715	Byline Bancorp, Inc.	191,646
23,267	Cadence Bank	771,534
6,681	Camden National Corp.	293,830
6,545	Cannae Holdings, Inc.	131,162
7,697	Capital City Bank Group, Inc.	285,559
3,677	Cass Information Systems, Inc.	160,722
13,262	Cathay General Bancorp	622,651
14,612	Central Pacific Financial Corp.	424,333
3,241	Chemung Financial Corp.	167,398
16,551	Chimera Investment Corp. REIT	235,521
2,653	ChoiceOne Financial Services, Inc.	84,339
5,045	City Holding Co.	600,305
11,562	Civista Bancshares, Inc.	238,293
7,889	CNB Financial Corp.	196,831
33,706	CNO Financial Group, Inc.	1,405,203
11,078	Cohen & Steers, Inc.(a)	968,217
7,392	Columbia Financial, Inc.*	117,311
6,297	Community Financial System, Inc.	398,537
4,255	Community Trust Bancorp, Inc.	232,280
2,537	Community West Bancshares	48,939
9,487	ConnectOne Bancorp, Inc.	242,203
6,714	Consumer Portfolio Services, Inc.*	67,140
13,262	Customers Bancorp, Inc.*	716,148
13,641	CVB Financial Corp.	275,139
8,130	Dave, Inc.*	818,366

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
2,691	Diamond Hill Investment Group, Inc.	$393,263
19,942	DigitalBridge Group, Inc.	226,741
7,327	Dime Community Bancshares, Inc.	227,137
11,692	Donnelley Financial Solutions, Inc.*	579,572
13,924	Dynex Capital, Inc. REIT	195,911
3,977	Eagle Bancorp, Inc.	92,505
11,145	Eastern Bankshares, Inc.	199,384
20,851	Ellington Financial, Inc. REIT	299,212
8,544	Employers Holdings, Inc.	442,579
13,067	Enact Holdings, Inc.	449,243
14,936	Enova International, Inc.*	1,543,486
3,233	Enstar Group Ltd.*	1,075,942
5,113	Enterprise Financial Services Corp.	302,076
5,797	Esquire Financial Holdings, Inc.	447,065
23,089	Essent Group Ltd.	1,330,388
10,653	EVERTEC, Inc. (Puerto Rico)	397,783
3,854	F&G Annuities & Life, Inc.	164,103
752	Farmers & Merchants Bancorp, Inc.	19,326
13,054	Farmers National Banc Corp.	189,153
8,065	FB Financial Corp.	407,444
5,313	Federal Agricultural Mortgage Corp., Class C	1,110,789
2,413	Fidelity D&D Bancorp, Inc.	108,223
11,205	Financial Institutions, Inc.	313,964
6,989	First Bancorp	293,258
6,587	First Bancorp, Inc. (The)	172,975
56,957	First BanCorp. (Puerto Rico)	1,108,953
2,791	First Bancshares, Inc. (The)	99,555
10,779	First Busey Corp.	258,588
7,867	First Business Financial Services, Inc.	418,052
20,187	First Commonwealth Financial Corp.	331,874
16,402	First Financial Bancorp	449,579
21,635	First Financial Bankshares, Inc.	814,774
4,537	First Financial Corp.	234,608
8,368	First Internet Bancorp	248,279
7,569	First Interstate BancSystem, Inc., Class A	232,368
11,005	First Merchants Corp.	482,019
7,212	First Mid Bancshares, Inc.	274,777
14,152	First of Long Island Corp. (The)	186,382
5,528	FirstCash Holdings, Inc.	620,684
11,261	Flushing Financial Corp.	161,370
19,568	Franklin BSP Realty Trust, Inc. REIT	265,146
3,415	FS Bancorp, Inc.	134,585
35,878	Fulton Financial Corp.	711,102
627	FVCBankcorp, Inc.*	7,405
85,648	Genworth Financial, Inc., Class A*	595,254
7,163	German American Bancorp, Inc.	285,947
12,091	Glacier Bancorp, Inc.	590,524

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
9,906	Goosehead Insurance, Inc., Class A	$1,220,518
5,676	Great Southern Bancorp, Inc.	334,941
10,394	Green Dot Corp., Class A*	79,514
6,983	Greene County Bancorp, Inc.	180,860
7,248	HA Sustainable Infrastructure Capital, Inc. REIT	208,235
21,814	Hamilton Insurance Group Ltd., Class B (Bermuda)*	426,682
11,163	Hamilton Lane, Inc., Class A	1,745,000
13,210	Hancock Whitney Corp.	754,687
12,925	Hanmi Financial Corp.	310,329
10,851	HarborOne Bancorp, Inc.	125,763
6,720	HCI Group, Inc.	884,755
14,713	Heritage Commerce Corp.	156,105
7,316	Heritage Financial Corp.	184,875
19,168	Heritage Insurance Holdings, Inc.*	225,224
8,505	Hilltop Holdings, Inc.	272,075
451	Hingham Institution For Savings (The)(a)	117,129
8,196	Hippo Holdings, Inc.*	235,471
4,141	Home Bancorp, Inc.	194,627
26,649	Home BancShares, Inc.	798,138
6,529	HomeTrust Bancshares, Inc.	239,745
30,971	Hope Bancorp, Inc.	338,203
9,429	Horace Mann Educators Corp.	399,130
11,640	Horizon Bancorp, Inc.	198,346
4,872	Independent Bank Corp.	334,024
17,647	Independent Bank Corp.	599,645
15,437	International Bancshares Corp.	1,034,279
32,327	International Money Express, Inc.*	495,250
16,748	Invesco Mortgage Capital, Inc. REIT	147,215
1,238	Investors Title Co.	293,777
20,768	Jackson Financial, Inc., Class A	1,902,972
32,126	James River Group Holdings Ltd.	159,024
13,719	Kearny Financial Corp.	95,896
10,684	KKR Real Estate Finance Trust, Inc. REIT	118,486
19,924	Ladder Capital Corp. REIT	236,498
7,582	Lakeland Financial Corp.	503,521
6,639	Lemonade, Inc.*	241,328
27,102	LendingClub Corp.*	346,635
3,079	LendingTree, Inc.*	124,361
5,254	Live Oak Bancshares, Inc.	167,130
38,865	Marqeta, Inc., Class A*	162,456
43,459	MBIA, Inc.*	263,796
13,730	Medallion Financial Corp.	114,508
9,179	Mercantile Bank Corp.	442,520
12,911	Merchants Bancorp	525,736
9,554	Mercury General Corp.	515,247
1,923	Metropolitan Bank Holding Corp.*	116,207
26,957	MFA Financial, Inc. REIT	286,823
2,370	Middlefield Banc Corp.	63,516
9,441	Midland States Bancorp, Inc.	182,967

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
5,079	MidWestOne Financial Group, Inc.	$154,656
8,845	Moelis & Co., Class A	624,811
3,869	Moneylion, Inc.*	337,067
16,809	Mr Cooper Group, Inc.*	1,888,827
6,836	National Bank Holdings Corp., Class A	286,223
6,014	National Bankshares, Inc.	169,114
27,316	Navient Corp.	390,892
7,497	NBT Bancorp, Inc.	357,982
6,048	NCR Atleos Corp.*	172,005
1,900	Nelnet, Inc., Class A	232,541
8,085	Nexpoint Real Estate Finance, Inc. REIT	132,998
2,376	Nicolet Bankshares, Inc.	284,811
24,792	NMI Holdings, Inc., Class A*	903,421
6,635	Northeast Bank	666,287
4,674	Northeast Community Bancorp, Inc.	108,717
20,471	Northwest Bancshares, Inc.	258,344
4,740	Norwood Financial Corp.	122,482
7,058	Oak Valley Bancorp	191,060
13,744	OceanFirst Financial Corp.	247,529
17,809	OFG Bancorp (Puerto Rico)	756,704
45,451	Old National Bancorp	1,079,461
13,903	Old Second Bancorp, Inc.	254,981
14,494	Orchid Island Capital, Inc. REIT	123,924
4,927	Origin Bancorp, Inc.	190,773
24,481	Oscar Health, Inc., Class A*	357,667
5,796	Pacific Premier Bancorp, Inc.	138,466
62,850	Pagseguro Digital Ltd., Class A (Brazil)*	462,576
6,010	Palomar Holdings, Inc.*	773,247
3,589	Park National Corp.	597,353
10,425	Parke Bancorp, Inc.	208,187
12,412	Pathward Financial, Inc.	962,054
10,333	Patria Investments Ltd., Class A (Cayman Islands)	117,073
36,242	Payoneer Global, Inc.*	309,869
8,885	Paysafe Ltd.*	175,923
11,436	PCB Bancorp	224,717
9,354	Peapack-Gladstone Financial Corp.	302,695
5,088	PennyMac Financial Services, Inc.	527,371
24,485	PennyMac Mortgage Investment Trust REIT	358,705
2,894	Peoples Bancorp of North Carolina, Inc.	76,460
10,025	Peoples Bancorp, Inc.	320,800
4,315	Peoples Financial Services Corp.	210,701
25,118	Perella Weinberg Partners	580,477
3,448	Piper Sandler Cos.	998,610
9,450	PJT Partners, Inc., Class A	1,505,007
2,449	Plumas Bancorp	112,556
6,115	PRA Group, Inc.*	127,987
8,716	Preferred Bank	773,545
11,851	Premier Financial Corp.	332,302

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
244	Primis Financial Corp.	$2,564
18,641	PROG Holdings, Inc.	528,845
15,919	Provident Financial Services, Inc.	290,522
6,728	QCR Holdings, Inc.	506,820
41,940	Radian Group, Inc.	1,380,245
34,829	Ready Capital Corp. REIT	241,365
34,008	Redwood Trust, Inc. REIT	227,173
7,158	Regional Management Corp.	240,151
9,079	Renasant Corp.	328,660
5,412	Republic Bancorp, Inc., Class A	367,096
6,784	Root, Inc., Class A*	916,993
9,246	S&T Bancorp, Inc.	371,874
2,779	Safety Insurance Group, Inc.	211,593
10,071	Sandy Spring Bancorp, Inc.	321,970
9,308	Seacoast Banking Corp. of Florida	263,230
9,448	Selective Insurance Group, Inc.	812,953
11,234	ServisFirst Bancshares, Inc.	1,026,788
2,280	Sezzle, Inc.*	681,971
7,675	Sierra Bancorp	235,776
17,025	Simmons First National Corp., Class A	374,039
36,641	SiriusPoint Ltd. (Sweden)*	562,073
11,193	Skyward Specialty Insurance Group, Inc.*	582,260
6,580	Southern First Bancshares, Inc.*	224,773
5,734	Southern Missouri Bancorp, Inc.	334,292
3,407	Southside Bancshares, Inc.	104,765
12,932	SouthState Corp.	1,303,546
8,461	Stellar Bancorp, Inc.	246,131
10,479	StepStone Group, Inc., Class A	630,417
8,811	Stewart Information Services Corp.	627,343
5,439	Stock Yards Bancorp, Inc.	396,286
55,855	StoneCo Ltd., Class A (Brazil)*	516,659
9,976	StoneX Group, Inc.*	1,203,804
6,345	Texas Capital Bancshares, Inc.*	502,270
3,120	Timberland Bancorp, Inc.	99,902
1,229	Tompkins Financial Corp.	84,666
12,548	Towne Bank	462,770
5,555	TriCo Bancshares	242,865
2,652	Triumph Financial, Inc.*	182,590
6,634	Trupanion, Inc.*	229,138
4,811	TrustCo Bank Corp.	158,811
11,715	Trustmark Corp.	428,652
13,788	Two Harbors Investment Corp. REIT	195,514
14,135	UMB Financial Corp.	1,559,515
17,381	United Bankshares, Inc.	628,149
12,437	United Community Banks, Inc.	400,845
7,265	Unity Bancorp, Inc.	345,015
19,242	Universal Insurance Holdings, Inc.	426,788
10,934	Univest Financial Corp.	334,143
47,493	Valley National Bancorp	467,331
8,524	Veritex Holdings, Inc.	224,522
10,241	Victory Capital Holdings, Inc., Class A	655,834

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
4,953	Virginia National Bankshares
	Corp.	$180,190
2,059	Virtus Investment Partners, Inc.	386,618
10,280	WaFd, Inc.	304,185
3,029	Walker & Dunlop, Inc.	259,494
5,355	Washington Trust Bancorp, Inc.	172,003
15,002	Waterstone Financial, Inc.	211,078
10,179	WesBanco, Inc.	356,978
13,863	West BanCorp, Inc.	313,581
9,470	Westamerica BanCorp	493,576
59,298	WisdomTree, Inc.	540,798
3,416	World Acceptance Corp.*	460,613
10,361	WSFS Financial Corp.	562,499

		111,761,766

Health Care – 16.8%
68,393	Absci Corp.*(a)	263,313
69,161	ACADIA Pharmaceuticals, Inc.*	1,355,556
44,401	AdaptHealth Corp.*	505,283
29,913	ADC Therapeutics SA (Switzerland)*	52,647
5,233	Addus HomeCare Corp.*	501,164
60,429	ADMA Biologics, Inc.*	990,431
6,745	Agios Pharmaceuticals, Inc.*	239,717
186,973	Akebia Therapeutics, Inc.*	345,900
4,005	Akero Therapeutics, Inc.*	196,726
57,846	Alkermes PLC*	1,985,853
68,178	Alphatec Holdings, Inc.*	854,270
63,995	Amicus Therapeutics, Inc.*	607,313
12,696	AMN Healthcare Services, Inc.*	321,463
118,115	Amneal Pharmaceuticals, Inc.*	1,024,057
14,749	Amphastar Pharmaceuticals, Inc.*	419,314
39,682	AngioDynamics, Inc.*	368,646
11,560	ANI Pharmaceuticals, Inc.*	715,448
13,675	Anika Therapeutics, Inc.*	238,629
3,115	Apogee Therapeutics, Inc.*	97,936
77,250	Aquestive Therapeutics, Inc.*	216,300
64,951	Arbutus Biopharma Corp.*	224,081
7,640	Arcellx, Inc.*	495,225
2,984	Arcturus Therapeutics Holdings, Inc.*	50,101
18,734	Arcutis Biotherapeutics, Inc.*	256,468
6,546	Arrowhead Pharmaceuticals, Inc.*	123,785
29,016	ARS Pharmaceuticals, Inc.*	304,088
14,323	Artivion, Inc.*	363,947
6,837	Astrana Health, Inc.*	173,523
22,093	AtriCure, Inc.*	855,883
4,514	Aurinia Pharmaceuticals, Inc. (Canada)*	35,886
16,907	Avadel Pharmaceuticals PLC*	133,734
27,681	Avanos Medical, Inc.*	416,599
16,389	Avidity Biosciences, Inc.*	502,159
26,368	Avita Medical, Inc.*(a)	239,949
8,661	Axsome Therapeutics, Inc.*	1,104,624
4,723	Beam Therapeutics, Inc.*	124,404
125,425	BioCryst Pharmaceuticals, Inc.*	1,079,909
8,829	Biohaven Ltd.*	328,262

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
13,201	BioLife Solutions, Inc.*	$316,824
24,242	Bioventus, Inc., Class A*	245,814
5,924	Blueprint Medicines Corp.*	572,081
4,345	Bridgebio Pharma, Inc.*	151,640
6,203	BrightSpring Health Services, Inc.*	119,594
49,578	Brookdale Senior Living, Inc.*	282,595
10,879	Capricor Therapeutics, Inc.*(a)	167,319
42,957	CareDx, Inc.*	951,498
20,214	Castle Biosciences, Inc.*	438,240
80,771	Catalyst Pharmaceuticals, Inc.*	1,848,848
148,457	Cerus Corp.*	244,954
42,500	ChromaDex Corp.*	239,700
30,895	Collegium Pharmaceutical, Inc.*	897,500
59,350	Community Health Systems, Inc.*	178,643
15,909	Concentra Group Holdings Parent, Inc.	359,225
5,598	CONMED Corp.	331,234
3,212	Contineum Therapeutics, Inc., Class A*(a)	22,612
10,755	Corbus Pharmaceuticals Holdings, Inc.*	81,200
44,801	Corcept Therapeutics, Inc.*	2,714,045
35,656	CorMedix, Inc.*	369,396
9,470	CorVel Corp.*	1,044,257
7,741	Crinetics Pharmaceuticals, Inc.*	276,973
31,471	Cross Country Healthcare, Inc.*	540,042
28,574	CryoPort, Inc.*	159,157
41,287	Cytek Biosciences, Inc.*	185,379
2,389	Cytokinetics, Inc.*	109,894
43,087	Definitive Healthcare Corp.*	139,171
5,401	Denali Therapeutics, Inc.*	89,441
2,275	Disc Medicine, Inc.*	127,809
56,983	DocGo, Inc.*	176,077
47,578	Dynavax Technologies Corp.*	656,101
15,755	Dyne Therapeutics, Inc.*	214,426
15,703	Edgewise Therapeutics, Inc.*	410,947
79,135	Editas Medicine, Inc.*	151,939
34,919	Embecta Corp.	471,406
35,790	Enhabit, Inc.*	299,562
10,792	Ensign Group, Inc. (The)	1,393,787
17,108	Entrada Therapeutics, Inc.*	204,270
50,265	Esperion Therapeutics, Inc.*	85,450
22,826	Evolent Health, Inc., Class A*	205,206
57,492	Evolus, Inc.*	838,808
54,413	Fulcrum Therapeutics, Inc.*	195,343
20,076	Fulgent Genetics, Inc.*	310,174
7,863	GeneDx Holdings Corp.*	808,710
5,630	Glaukos Corp.*	675,713
5,904	Haemonetics Corp.*	386,712
20,573	Halozyme Therapeutics, Inc.*	1,216,893
30,477	Harmony Biosciences Holdings, Inc.*	1,031,646
8,846	Harrow, Inc.*	248,396
41,042	Harvard Bioscience, Inc.*	34,619
11,012	Health Catalyst, Inc.*	51,426
11,467	HealthEquity, Inc.*	1,258,618

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
13,888	HealthStream, Inc.	$468,998
26,868	Hims & Hers Health, Inc.*	1,211,478
45,408	Humacyte, Inc.*(a)	154,387
3,386	ICU Medical, Inc.*	495,473
7,839	Ideaya Biosciences, Inc.*	161,248
18,835	InfuSystem Holdings, Inc.*	150,303
35,426	Inmode Ltd.*	663,175
57,143	Innoviva, Inc.*	1,024,003
16,409	Inozyme Pharma, Inc.*	19,691
11,351	Insmed, Inc.*	925,674
7,072	Integer Holdings Corp.*	871,270
11,425	Integra LifeSciences Holdings Corp.*	265,174
6,047	iRadimed Corp.	325,994
5,623	iRhythm Technologies, Inc.*	619,430
119,788	Ironwood Pharmaceuticals, Inc.*	192,859
2,419	Janux Therapeutics, Inc.*	79,561
11,590	Joint Corp. (The)*	131,546
6,648	Keros Therapeutics, Inc.*	73,660
17,265	Kiniksa Pharmaceuticals International PLC*	350,134
1,791	Krystal Biotech, Inc.*	321,037
6,085	Kymera Therapeutics, Inc.*	190,765
12,757	Lantheus Holdings, Inc.*	1,196,862
2,462	Larimar Therapeutics, Inc.*	7,460
8,156	LeMaitre Vascular, Inc.	749,129
35,792	LifeMD, Inc.*	188,266
5,612	Ligand Pharmaceuticals, Inc.*	685,955
9,755	LivaNova PLC*	406,101
43,034	MacroGenics, Inc.*	105,864
821	Madrigal Pharmaceuticals, Inc.*	280,183
49,826	MannKind Corp.*	266,071
10,236	Merit Medical Systems, Inc.*	1,044,481
78,580	Mersana Therapeutics, Inc.*	41,129
4,486	Mesa Laboratories, Inc.	625,259
117,567	MiMedx Group, Inc.*	988,151
26,134	Mind Medicine MindMed, Inc.*	175,620
44,342	Myriad Genetics, Inc.*	475,790
6,777	National HealthCare Corp.	631,413
13,900	National Research Corp.	202,801
116,287	Nektar Therapeutics*	97,681
22,861	Neogen Corp.*	229,753
11,017	NeoGenomics, Inc.*	110,060
37,312	Nevro Corp.*	213,425
6,806	Novocure Ltd.*	129,790
13,685	Nurix Therapeutics, Inc.*	211,433
1,467	Nuvalent, Inc., Class A*	109,996
252,531	Ocugen, Inc.*	164,574
37,222	Ocular Therapeutix, Inc.*	265,765
19,710	Omeros Corp.*	165,761
38,851	OmniAb, Inc.*	135,201
1,368	OmniAb, Inc. 12.5 Earnout*(b)	—
1,368	OmniAb, Inc. 15.00 Earnout*(b)	—
8,954	Omnicell, Inc.*	340,789
56,863	OPKO Health, Inc.*(a)	98,942
25,498	Option Care Health, Inc.*	854,183
65,223	OraSure Technologies, Inc.*	226,976
72,195	Organogenesis Holdings, Inc.*	448,331

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
31,931	Orthofix Medical, Inc.*	$554,961
9,081	OrthoPediatrics Corp.*	210,861
43,559	Owens & Minor, Inc.*	417,295
33,406	Pacira BioSciences, Inc.*	803,414
11,181	Paragon 28, Inc.*	145,800
26,306	Patterson Cos., Inc.	819,169
47,260	Pediatrix Medical Group, Inc.*	698,030
13,943	Pennant Group, Inc. (The)*	317,482
38,418	Perspective Therapeutics, Inc.*	106,802
20,123	Phibro Animal Health Corp., Class A	457,597
36,275	Phreesia, Inc.*	962,738
9,870	Pliant Therapeutics, Inc.*	33,953
4,977	Praxis Precision Medicines, Inc.*	192,112
16,830	Prestige Consumer Healthcare, Inc.*	1,426,342
11,955	Privia Health Group, Inc.*	298,516
4,069	PROCEPT BioRobotics Corp.*	261,799
18,581	Progyny, Inc.*	418,630
14,892	Protagonist Therapeutics, Inc.*	559,790
16,464	PTC Therapeutics, Inc.*	909,801
22,167	Pulmonx Corp.*	191,080
30,987	Puma Biotechnology, Inc.*	110,933
13,769	Quanterix Corp.*	104,507
11,755	RadNet, Inc.*	652,050
17,727	REVOLUTION Medicines, Inc.*	722,198
6,183	Rhythm Pharmaceuticals, Inc.*	339,509
13,086	Rocket Pharmaceuticals, Inc.*	123,663
3,869	RxSight, Inc.*	109,725
25,377	Sage Therapeutics, Inc.*	185,252
3,981	Sanara Medtech, Inc.*	138,101
27,425	Savara, Inc.*	68,288
29,335	Select Medical Holdings Corp.	533,604
4,659	Semler Scientific, Inc.*	199,964
39,250	SI-BONE, Inc.*	711,210
46,145	SIGA Technologies, Inc.	253,336
7,622	Simulations Plus, Inc.	220,886
3,464	Soleno Therapeutics, Inc.*	169,112
5,442	SpringWorks Therapeutics, Inc.*	314,330
9,672	Spyre Therapeutics, Inc.*	190,538
19,561	STAAR Surgical Co.*	342,317
17,312	Summit Therapeutics, Inc.*	358,185
33,676	Supernus Pharmaceuticals, Inc.*	1,079,653
14,311	Surgery Partners, Inc.*	344,609
14,263	Surmodics, Inc.*	468,682
11,194	Syndax Pharmaceuticals, Inc.*	175,074
22,802	Tactile Systems Technology, Inc.*	325,841
110,776	Talkspace, Inc.*	316,819
11,300	Tandem Diabetes Care, Inc.*	250,182
7,543	Tarsus Pharmaceuticals, Inc.*	335,513
2,858	Taysha Gene Therapies, Inc.*	4,573
75,419	Teladoc Health, Inc.*	721,006
46,107	TG Therapeutics, Inc.*	1,387,360
27,168	Theravance Biopharma, Inc.*	254,021
11,214	Travere Therapeutics, Inc.*	239,980
14,057	TScan Therapeutics, Inc.*	29,520
4,752	Twist Bioscience Corp.*	184,473

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
1,687	UFP Technologies, Inc.*	$383,944
4,962	US Physical Therapy, Inc.	402,021
57,257	Vanda Pharmaceuticals, Inc.*	272,543
38,373	Varex Imaging Corp.*	493,477
11,815	Vaxcyte, Inc.*	862,731
7,607	Vera Therapeutics, Inc.*	227,677
14,170	Veracyte, Inc.*	492,549
21,186	Vericel Corp.*	1,086,630
34,609	Viemed Healthcare, Inc.*	271,335
33,622	Voyager Therapeutics, Inc.*	137,178
11,943	WaVe Life Sciences Ltd.*	126,237
14,353	Xencor, Inc.*	220,462
49,774	Xeris Biopharma Holdings, Inc.*	190,634
38,260	Y-mAbs Therapeutics, Inc.*	212,726
19,874	Zimvie, Inc.*	263,728
23,663	Zymeworks, Inc.*	317,084
9,358	Zynex, Inc.*(a)	67,471

		90,992,575

Industrials – 17.8%
4,853	AAR Corp.*	315,542
12,919	ABM Industries, Inc.	701,889
73,827	ACCO Brands Corp.	344,772
12,908	ACV Auctions, Inc., Class A*	207,302
2,583	AeroVironment, Inc.*	386,468
6,874	Air Transport Services Group, Inc.*	153,496
2,551	Alamo Group, Inc.	446,374
4,138	Albany International Corp., Class A	316,847
27,871	Alight, Inc., Class A	190,359
11,086	Allient, Inc.	275,820
4,614	Alta Equipment Group, Inc.(a)	25,285
13,946	American Superconductor Corp.*	316,714
5,265	American Woodmark Corp.*	326,851
11,652	Apogee Enterprises, Inc.	558,597
9,150	Applied Industrial Technologies, Inc.	2,292,807
2,976	ArcBest Corp.	234,420
8,257	Arcosa, Inc.	692,597
3,884	Argan, Inc.	506,357
33,167	Array Technologies, Inc.*	175,122
5,388	Astec Industries, Inc.	191,705
9,613	Atkore, Inc.	591,199
18,258	Atmus Filtration Technologies, Inc.	726,668
7,895	AZZ, Inc.	758,788
13,055	Barrett Business Services, Inc.	525,464
13,220	Beacon Roofing Supply, Inc.*	1,525,852
4,477	Bloom Energy Corp., Class A*	107,538
18,657	Blue Bird Corp.*	655,607
6,018	BlueLinx Holdings, Inc.*	477,649
11,536	Boise Cascade Co.	1,195,822
10,082	Bowman Consulting Group Ltd.*	208,697
31,549	BrightView Holdings, Inc.*	423,388
7,582	Brink’s Co. (The)	713,011
15,808	Byrna Technologies, Inc.*	406,740
4,768	Cadre Holdings, Inc.	160,300

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
7,116	Casella Waste Systems, Inc., Class A*	$797,134
8,584	CBIZ, Inc.*	671,011
11,151	CECO Environmental Corp.*	277,437
3,783	Chart Industries, Inc.*	720,851
13,158	Cimpress PLC (Ireland)*	632,637
12,453	Columbus McKinnon Corp.	217,056
45,822	Conduent, Inc.*	162,210
6,674	Construction Partners, Inc., Class A*	484,265
29,856	CoreCivic, Inc.*	560,099
28,750	Costamare, Inc. (Monaco)	292,675
6,137	Covenant Logistics Group, Inc.	154,468
3,000	CRA International, Inc.	579,450
10,056	CSG Systems International, Inc.	646,601
3,874	CSW Industrials, Inc.	1,185,793
35,181	Deluxe Corp.	579,079
7,410	Distribution Solutions Group, Inc.*	218,447
50,738	DNOW, Inc.*	810,793
4,649	Douglas Dynamics, Inc.	125,709
7,000	Driven Brands Holdings, Inc.*	122,710
3,521	Ducommun, Inc.*	206,401
10,887	DXP Enterprises, Inc.*	984,947
4,202	Dycom Industries, Inc.*	688,540
7,230	Energy Recovery, Inc.*	108,161
17,663	Enerpac Tool Group Corp.	817,267
5,848	EnerSys	593,514
11,453	Ennis, Inc.	242,804
3,124	Enpro, Inc.	568,818
3,270	ESCO Technologies, Inc.	539,158
3,181	EVI Industries, Inc.	55,095
30,183	ExlService Holdings, Inc.*	1,462,366
1,874	Exponent, Inc.	158,653
9,487	Federal Signal Corp.	771,103
9,000	First Advantage Corp.*	134,640
25,168	Fluor Corp.*	957,139
11,341	Forrester Research, Inc.*	125,658
11,028	Franklin Covey Co.*	352,675
10,353	Franklin Electric Co., Inc.	1,057,559
15,615	FTAI Aviation Ltd.	2,009,807
41,574	FTAI Infrastructure, Inc.	242,792
4,619	GATX Corp.	771,604
13,004	Genco Shipping & Trading Ltd.	185,697
8,408	Gencor Industries, Inc.*	109,640
41,104	GEO Group, Inc. (The)*	1,124,605
6,660	Gibraltar Industries, Inc.*	437,629
12,914	Global Industrial Co.	302,833
17,797	GMS, Inc.*	1,416,819
33,430	Golden Ocean Group Ltd. (Norway)	324,271
7,835	Gorman-Rupp Co. (The)	298,827
51,677	GrafTech International Ltd.*	60,462
4,716	Graham Corp.*	159,542
9,897	Granite Construction, Inc.	817,294
5,999	Greenbrier Cos., Inc. (The)	337,144
13,693	Griffon Corp.	990,552
6,793	H&E Equipment Services, Inc.	651,449

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
17,280	Heartland Express, Inc.	$178,330
5,185	Heidrick & Struggles International, Inc.	212,533
2,321	Helios Technologies, Inc.	91,563
2,136	Herc Holdings, Inc.	306,473
7,317	Hillenbrand, Inc.	218,778
38,061	Hillman Solutions Corp.*	371,475
1,795	HireQuest, Inc.	27,212
25,981	HNI Corp.	1,210,455
14,691	Hub Group, Inc., Class A	603,800
24,892	Hudson Technologies, Inc.*	143,378
3,637	Huron Consulting Group, Inc.*	554,497
6,479	Hyster-Yale, Inc.	329,263
4,083	ICF International, Inc.	323,619
7,593	IES Holdings, Inc.*	1,354,060
26,680	Innodata, Inc.*	1,406,570
8,789	Insperity, Inc.	773,168
7,254	Insteel Industries, Inc.	204,128
33,674	Interface, Inc.	681,225
16,396	Intuitive Machines, Inc.*(a)	239,054
24,289	Janus International Group, Inc.*	196,498
2,076	JBT Marel Corp.	274,032
18,160	JELD-WEN Holding, Inc.*	99,880
2,926	Kadant, Inc.	1,095,728
17,116	Kelly Services, Inc., Class A	230,553
16,916	Kennametal, Inc.	374,351
18,469	Kforce, Inc.	925,666
10,901	Korn Ferry	715,651
3,200	L B Foster Co., Class A*	87,840
116,570	Legalzoom.com, Inc.*	1,184,351
14,939	Leonardo DRS, Inc.*	454,893
5,419	Limbach Holdings, Inc.*	449,777
1,203	Lindsay Corp.	158,940
26,254	LSI Industries, Inc.	485,436
18,661	Manitowoc Co., Inc. (The)*	193,141
11,552	Marten Transport Ltd.	170,045
21,002	Masterbrand, Inc.*	293,818
10,037	Matrix Service Co.*	125,262
8,283	Matson, Inc.	1,193,332
7,640	Matthews International Corp., Class A	190,389
9,964	Maximus, Inc.	649,653
9,164	Mayville Engineering Co., Inc.*	137,002
2,139	McGrath RentCorp	260,958
7,041	Miller Industries, Inc.	407,815
21,188	MillerKnoll, Inc.	455,542
20,100	Mistras Group, Inc.*	197,784
5,165	Moog, Inc., Class A	880,581
37,971	MRC Global, Inc.*	462,107
31,309	Mueller Industries, Inc.	2,510,356
29,614	Mueller Water Products, Inc., Class A	762,857
1,688	MYR Group, Inc.*	207,151
1,482	National Presto Industries, Inc.*	150,779
9,345	NEXTracker, Inc., Class A*	411,367
33,586	NN, Inc.*	102,437
6,387	Northwest Pipe Co.*	281,475
18,754	NuScale Power Corp.*(a)	322,381

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
17,320	NV5 Global, Inc.*	$312,626
3,202	Omega Flex, Inc.	114,023
24,428	OPENLANE, Inc.*	544,744
23,094	Orion Group Holdings, Inc.*	164,429
2,363	PAMT Corp.*	30,743
29,585	Pitney Bowes, Inc.	320,406
2,101	Powell Industries, Inc.	356,561
2,472	Preformed Line Products Co.	322,052
14,264	Primoris Services Corp.	1,023,299
5,633	Proto Labs, Inc.*	224,644
3,025	Pursuit Attractions and Hospitality, Inc.*	120,092
10,961	Quanex Building Products Corp.	211,438
38,745	Radiant Logistics, Inc.*	261,916
23,073	Resideo Technologies, Inc.*	443,232
971	Resolute Holdings Management, Inc.*	45,462
28,347	Resources Connection, Inc.	206,366
14,912	REV Group, Inc.	454,816
38,046	Rocket Lab USA, Inc.*	779,563
16,571	Rush Enterprises, Inc., Class A	966,421
8,415	Rush Enterprises, Inc., Class B	479,150
15,632	RXO, Inc.*	319,987
46,242	Safe Bulkers, Inc. (Monaco)	172,945
43,424	Shoals Technologies Group, Inc., Class A*	131,575
8,201	Shyft Group, Inc. (The)	82,174
11,010	Sky Harbour Group Corp.*(a)	121,440
9,576	SkyWest, Inc.*	947,162
20,325	Spire Global, Inc.*(a)	231,908
6,810	SPX Technologies, Inc.*	991,876
1,721	Standex International Corp.	320,072
54,985	Steelcase, Inc., Class A	668,618
6,264	Sterling Infrastructure, Inc.*	796,843
3,799	Tecnoglass, Inc.	279,834
8,796	Tennant Co.	761,382
10,649	Terex Corp.	433,414
9,199	Thermon Group Holdings, Inc.*	271,370
33,551	Titan International, Inc.*	285,855
16,095	Titan Machinery, Inc.*	276,673
2,198	Transcat, Inc.*	174,785
3,400	TriNet Group, Inc.	250,614
8,374	Trinity Industries, Inc.	260,348
7,507	Triumph Group, Inc.*	190,528
29,546	TrueBlue, Inc.*	185,549
956	TTEC Holdings, Inc.	3,231
28,580	Tutor Perini Corp.*	839,966
14,249	UFP Industries, Inc.	1,524,643
8,361	Ultralife Corp.*	52,423
2,337	UniFirst Corp.	502,268
52,984	Upwork, Inc.*	844,035
3,919	V2X, Inc.*	183,879
19,994	Verra Mobility Corp.*	457,663
2,401	Vicor Corp.*	152,055
10,779	Virco Mfg. Corp.	110,808
3,014	VSE Corp.	357,159
16,346	Wabash National Corp.	191,412

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
6,743	Watts Water Technologies, Inc., Class A	$1,446,913
6,701	Werner Enterprises, Inc.	218,185
59,794	Wheels Up Experience, Inc.*	72,351
13,091	Willdan Group, Inc.*	428,076
3,453	WNS Holdings Ltd. (India)*	196,372
7,377	Worthington Enterprises, Inc.	309,760
3,232	Xometry, Inc., Class A*	88,298
15,862	Zurn Elkay Water Solutions Corp.	561,991

		96,847,769

Information Technology – 12.5%
120,331	8x8, Inc.*	300,827
35,748	A10 Networks, Inc.	743,201
25,622	ACI Worldwide, Inc.*	1,469,422
37,230	Adeia, Inc.	585,256
4,622	Advanced Energy Industries, Inc.	532,316
4,423	Agilysys, Inc.*	358,219
9,513	Alarm.com Holdings, Inc.*	552,610
13,474	Alkami Technology, Inc.*	415,538
2,858	Alpha & Omega Semiconductor Ltd.*	86,540
8,651	Altair Engineering, Inc., Class A*	965,452
1,776	Ambarella, Inc.*	109,100
9,851	Amplitude, Inc., Class A*	124,024
22,322	Appian Corp., Class A*	724,795
3,396	Applied Optoelectronics, Inc.*	74,237
59,129	Arlo Technologies, Inc.*	850,275
28,468	Arteris, Inc.*	259,059
42,002	Asana, Inc., Class A*	808,539
12,132	ASGN, Inc.*	817,454
7,205	AudioEye, Inc.*	93,737
23,420	Aurora Innovation, Inc.*	170,263
30,369	AvePoint, Inc.*	453,713
6,304	Axcelis Technologies, Inc.*	345,396
37,706	Backblaze, Inc., Class A*	246,597
6,470	Badger Meter, Inc.	1,360,835
1,286	Bel Fuse, Inc., Class A(a)	104,822
5,415	Bel Fuse, Inc., Class B	454,373
6,675	Belden, Inc.	734,450
13,873	Benchmark Electronics, Inc.	554,365
73,347	BigCommerce Holdings, Inc., Series 1*	519,297
6,909	Blackbaud, Inc.*	456,685
5,234	BlackLine, Inc.*	252,802
127,092	Blend Labs, Inc., Class A*	397,798
40,558	Box, Inc., Class A*	1,326,247
4,076	Braze, Inc., Class A*	150,730
5,982	C3.ai, Inc., Class A*	140,278
17,341	Calix, Inc.*	641,964
33,621	Cerence, Inc.*	383,616
4,802	CEVA, Inc.*	164,517
31,971	Cleanspark, Inc.*	255,448
4,916	Clear Secure, Inc., Class A	116,558
7,115	Clearfield, Inc.*(a)	230,597
22,178	Clearwater Analytics Holdings, Inc., Class A*	689,736

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
2,799	Climb Global Solutions, Inc.	$343,129
10,204	Cohu, Inc.*	200,611
79,588	CommScope Holding Co., Inc.*	505,384
13,294	Commvault Systems, Inc.*	2,267,425
11,659	CompoSecure, Inc., Class A(a)	155,531
17,037	Consensus Cloud Solutions, Inc.*	445,858
25,132	Corsair Gaming, Inc.*	295,050
40,465	Couchbase, Inc.*	714,207
884	CPI Card Group, Inc.*	29,579
12,870	Credo Technology Group Holding Ltd.*	710,167
7,055	CTS Corp.	315,076
682	Daily Journal Corp.*	268,210
33,505	Daktronics, Inc.*	511,286
5,147	Diebold Nixdorf, Inc.*	227,652
10,167	Digi International, Inc.*	310,500
99,012	Digital Turbine, Inc.*	339,611
6,166	DigitalOcean Holdings, Inc.*	264,213
7,271	Diodes, Inc.*	359,042
30,274	Domo, Inc., Class B*	230,082
16,201	D-Wave Quantum, Inc. (Canada)*(a)	88,781
2,893	Eastman Kodak Co.*	20,309
17,704	eGain Corp.*	86,750
8,113	ePlus, Inc.*	522,315
50,662	Extreme Networks, Inc.*	782,728
4,806	Fabrinet (Thailand)*	961,440
9,545	FARO Technologies, Inc.*	305,058
8,334	FormFactor, Inc.*	277,522
12,825	Freshworks, Inc., Class A*	218,795
14,965	Grid Dynamics Holdings, Inc.*	281,641
25,064	Hackett Group, Inc. (The)	761,444
18,890	Harmonic, Inc.*	194,756
14,202	Hut 8 Corp. (Canada)*	209,480
8,177	Ichor Holdings Ltd.*	239,504
12,279	Immersion Corp.	98,723
5,391	Impinj, Inc.*	521,094
51,189	Infinera Corp.*(a)	339,895
36,660	Information Services Group, Inc.	114,746
6,083	Insight Enterprises, Inc.*	936,052
2,210	Intapp, Inc.*	145,772
5,436	InterDigital, Inc.	1,161,347
8,270	IonQ, Inc.*	203,194
5,104	Itron, Inc.*	555,775
17,433	Kimball Electronics, Inc.*	314,143
24,466	Knowles Corp.*	405,891
6,537	Kulicke & Soffa Industries, Inc. (Singapore)	250,171
3,631	Life360, Inc.*	164,121
14,358	LiveRamp Holdings, Inc.*	429,017
13,017	Logility Supply Chain Solutions, Inc., Class A	183,930
17,559	MARA Holdings, Inc.*	244,421
25,721	Mirion Technologies, Inc.*	399,447
23,853	Mitek Systems, Inc.*	223,503
15,880	N-able, Inc.*	159,276
18,079	Napco Security Technologies, Inc.	444,020

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
20,149	NCR Voyix Corp.*	$227,281
14,853	NETGEAR, Inc.*	390,634
18,877	NetScout Systems, Inc.*	424,544
21,641	NextNav, Inc.*	227,014
4,449	Novanta, Inc.*	643,503
2,541	NVE Corp.	174,922
23,103	Olo, Inc., Class A*	159,180
35,641	OneSpan, Inc.	571,682
24,504	Ooma, Inc.*	352,367
2,546	OSI Systems, Inc.*	525,011
38,483	Pagaya Technologies Ltd., Class A*	493,737
15,342	PagerDuty, Inc.*	271,860
5,124	PAR Technology Corp.*	352,070
9,701	PC Connection, Inc.	618,924
12,222	PDF Solutions, Inc.*	275,239
15,271	Penguin Solutions, Inc.*	304,351
18,532	Photronics, Inc.*	386,207
5,855	Plexus Corp.*	778,247
69,535	Porch Group, Inc.*	486,050
6,370	Power Integrations, Inc.	387,296
46,780	Powerfleet, Inc.*	329,799
11,093	Progress Software Corp.	606,122
23,902	PROS Holdings, Inc.*	577,950
10,354	Q2 Holdings, Inc.*	904,629
7,677	Qualys, Inc.*	1,009,218
60,959	Rackspace Technology, Inc.*	144,473
16,220	Rambus, Inc.*	906,536
10,283	Rapid7, Inc.*	299,132
58,081	Ribbon Communications, Inc.*	274,142
3,642	Rogers Corp.*	291,141
7,708	Sanmina Corp.*	631,439
7,996	Sapiens International Corp. NV (Israel)	220,530
13,676	ScanSource, Inc.*	500,678
33,495	SEMrush Holdings, Inc., Class A*	368,445
9,183	Semtech Corp.*	350,699
1,955	Silicon Laboratories, Inc.*	274,287
700	SiTime Corp.*	108,605
19,541	SolarWinds Corp.	357,796
13,737	SoundHound AI, Inc., Class A*(a)	148,634
64,120	Sprinklr, Inc., Class A*	543,096
22,739	Sprout Social, Inc., Class A*	603,038
7,002	SPS Commerce, Inc.*	932,666
5,247	Synaptics, Inc.*	347,037
41,099	Telos Corp.*	122,886
17,563	Tenable Holdings, Inc.*	669,853
67,937	Terawulf, Inc.*	284,656
26,720	TTM Technologies, Inc.*	644,219
8,464	Ultra Clean Holdings, Inc.*	208,214
60,330	Unisys Corp.*	260,022
16,971	Varonis Systems, Inc.*	729,244
9,206	Veeco Instruments, Inc.*	204,741
15,009	Verint Systems, Inc.*	338,753
4,072	Vertex, Inc., Class A*	131,485
35,354	Viavi Solutions, Inc.*	395,258
20,782	Vishay Intertechnology, Inc.	356,203

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
11,397	Vishay Precision Group, Inc.* $	268,285
6,677	Workiva, Inc.*	584,371
28,286	Xerox Holdings Corp.	187,536
44,490	Xperi, Inc.*	376,385
109,033	Yext, Inc.*	741,424
61,906	Zeta Global Holdings Corp., Class A*	1,065,402

		67,108,510

Materials – 3.2%
7,614	AdvanSix, Inc.	212,583
2,676	Alpha Metallurgical Resources, Inc.*	368,004
2,718	American Vanguard Corp.	13,971
53,624	Arcadium Lithium PLC (Argentina)*	313,164
18,952	Arq, Inc.*	98,929
52,507	ASP Isotopes, Inc.*(a)	249,933
10,932	Avient Corp.	467,562
4,142	Balchem Corp.	720,832
9,985	Cabot Corp.	858,710
6,709	Carpenter Technology Corp.	1,389,233
15,778	Century Aluminum Co.*	298,993
6,264	Clearwater Paper Corp.*	163,804
63,406	Coeur Mining, Inc.*	326,541
20,767	Commercial Metals Co.	1,005,953
25,285	Constellium SE*	287,743
8,124	Core Molding Technologies, Inc.*	111,543
40,090	Ecovyst, Inc.*	272,211
5,042	Greif, Inc., Class A	288,705
4,686	Hawkins, Inc.	491,983
8,484	HB Fuller Co.	481,382
4,293	Ingevity Corp.*	204,604
6,526	Innospec, Inc.	674,854
3,157	Kaiser Aluminum Corp.	223,389
8,389	Knife River Corp.*	802,660
6,604	Koppers Holdings, Inc.	192,242
1,481	Kronos Worldwide, Inc.	12,959
21,845	LSB Industries, Inc.*	160,124
2,123	Materion Corp.	193,957
16,611	Mativ Holdings, Inc.	112,290
21,138	Metallus, Inc.*	305,233
8,072	Minerals Technologies, Inc.	554,869
22,875	Myers Industries, Inc.	250,710
9,662	Olympic Steel, Inc.	320,972
11,318	Orion SA (Germany)	158,226
18,307	Pactiv Evergreen, Inc.	326,963
11,244	Perimeter Solutions, Inc.*	118,962
18,434	PureCycle Technologies, Inc.*	189,870
2,557	Quaker Chemical Corp.	355,474
6,795	Radius Recycling, Inc., Class A	93,975
12,234	Ramaco Resources, Inc., Class A(a)	109,372
195	Ramaco Resources, Inc., Class B	1,726
66,595	Rayonier Advanced Materials, Inc.*	512,781
17,345	Ryerson Holding Corp.	436,747
5,060	Sensient Technologies Corp.	351,164

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
3,469	Smith-Midland Corp.*(a)	$118,397
4,762	Stepan Co.	294,101
36,458	SunCoke Energy, Inc.	330,674
5,818	Sylvamo Corp.	413,660
8,072	TriMas Corp.	165,395
14,326	Tronox Holdings PLC	111,170
5,868	United States Lime & Minerals, Inc.	550,712
9,389	Warrior Met Coal, Inc.	451,986
3,982	Worthington Steel, Inc.	106,200

		17,628,197

Real Estate – 5.1%
22,646	Acadia Realty Trust REIT	522,217
12,307	Alexander & Baldwin, Inc. REIT	222,880
1,530	Alpine, Inc.ome Property Trust, Inc. REIT	25,367
14,000	American Assets Trust, Inc. REIT	314,440
4,456	American Healthcare REIT, Inc. REIT	132,744
59,038	Anywhere Real Estate, Inc.*	204,862
20,109	Apartment Investment and Management Co., Class A REIT	181,986
38,323	Apple Hospitality REIT, Inc. REIT	567,564
11,705	Armada Hoffler Properties, Inc. REIT	107,452
46,027	Brandywine Realty Trust REIT	232,436
19,389	Broadstone Net Lease, Inc. REIT	326,705
9,830	BRT Apartments Corp. REIT	177,333
24,138	CareTrust REIT, Inc. REIT	624,450
9,886	CBL & Associates Properties, Inc. REIT	308,245
2,671	Centerspace REIT	176,793
33,387	Chatham Lodging Trust REIT	269,767
31,118	City Office REIT, Inc. REIT	163,681
150,403	Compass, Inc., Class A*	1,352,123
17,364	COPT Defense Properties REIT	469,349
9,887	CTO Realty Growth, Inc. REIT	188,248
7,530	Curbline Properties Corp. REIT	185,464
42,912	Cushman & Wakefield PLC*	510,224
43,905	DiamondRock Hospitality Co. REIT	361,338
26,978	Douglas Emmett, Inc. REIT	466,719
16,047	Easterly Government Properties, Inc. REIT	180,850
36,853	Empire State Realty Trust, Inc., Class A REIT	341,627
25,533	Essential Properties Realty Trust, Inc. REIT	835,440
78,177	eXp World Holdings, Inc.	790,369
8,224	Forestar Group, Inc.*	181,339
11,481	Four Corners Property Trust, Inc. REIT	330,079
63,361	Franklin Street Properties Corp. REIT	119,119
6,996	FRP Holdings, Inc.*	219,534
6,956	Getty Realty Corp. REIT	218,418

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
12,114	Gladstone Commercial Corp. REIT	$196,610
5,310	Global Medical REIT, Inc. REIT	46,728
24,674	Global Net Lease, Inc. REIT	197,392
84,695	Hudson Pacific Properties, Inc. REIT	277,800
28,625	Independence Realty Trust, Inc. REIT	624,025
39,227	Industrial Logistics Properties Trust REIT	154,554
4,557	Innovative Industrial Properties, Inc. REIT	327,876
9,775	InvenTrust Properties Corp. REIT	291,100
20,135	JBG SMITH Properties REIT	308,871
31,343	Kite Realty Group Trust REIT	718,695
8,949	LTC Properties, Inc. REIT	312,231
25,628	LXP Industrial Trust REIT	229,627
30,792	Macerich Co. (The) REIT	555,488
10,359	Marcus & Millichap, Inc.	398,614
7,519	National Health Investors, Inc. REIT	538,887
7,517	NET Lease Office Properties REIT*	243,851
31,324	Newmark Group, Inc., Class A	459,523
5,631	NexPoint Residential Trust, Inc. REIT	239,599
30,081	Orion Office REIT, Inc. REIT	123,934
21,833	Outfront Media, Inc. REIT	406,094
68,673	Paramount Group, Inc. REIT	309,715
28,120	Pebblebrook Hotel Trust REIT	347,282
11,429	Phillips Edison & Co., Inc. REIT	425,159
48,911	Piedmont Office Realty Trust, Inc., Class A REIT	371,234
6,331	Postal Realty Trust, Inc., Class A REIT	88,191
6,844	PotlatchDeltic Corp. REIT	317,767
16,392	RE/MAX Holdings, Inc., Class A*	145,561
98,166	Real Brokerage, Inc. (The) (Canada)*(a)	506,537
39,245	RLJ Lodging Trust REIT	363,409
8,364	RMR Group, Inc. (The), Class A	152,392
8,927	Ryman Hospitality Properties, Inc. REIT	882,791
36,565	Sabra Health Care REIT, Inc. REIT	607,345
5,594	Safehold, Inc. REIT	104,384
99,987	Service Properties Trust REIT	297,961
10,108	SITE Centers Corp. REIT	141,613
9,229	SL Green Realty Corp. REIT	595,640
3,145	St Joe Co. (The)	150,866
47,379	Summit Hotel Properties, Inc. REIT	306,542
34,252	Sunstone Hotel Investors, Inc. REIT	358,961
18,954	Tanger, Inc. REIT	671,919
6,432	Terreno Realty Corp. REIT	436,218

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
15,086	UMH Properties, Inc. REIT	$285,578
55,698	Uniti Group, Inc. REIT	319,707
3,315	Universal Health Realty Income Trust REIT	132,335
16,973	Urban Edge Properties REIT	349,644
11,290	Veris Residential, Inc. REIT	191,140
15,815	Whitestone REIT	215,400
25,576	Xenia Hotels & Resorts, Inc. REIT	343,741

		27,379,693

Utilities – 1.9%
8,093	ALLETE, Inc.	531,629
3,376	American States Water Co.	258,399
9,847	Avista Corp.	393,584
10,843	Black Hills Corp.	663,375
20,869	Brookfield Infrastructure Corp., Class A (Canada)(a)	835,595
4,633	California Water Service Group	210,570
2,927	Chesapeake Utilities Corp.	371,524
8,575	Consolidated Water Co. Ltd.	232,125
13,318	Genie Energy Ltd., Class B	190,447
27,243	Hawaiian Electric Industries, Inc.*	298,311
3,285	MGE Energy, Inc.	301,497
45,625	Montauk Renewables, Inc.*	156,494
10,228	New Jersey Resources Corp.	494,831
2,896	Northwest Natural Holding Co.	118,388
6,147	Northwestern Energy Group, Inc.	343,802
7,844	ONE Gas, Inc.	589,477
4,087	Ormat Technologies, Inc.	285,436
6,611	Otter Tail Corp.	527,095
12,158	Portland General Electric Co.	545,043
20,079	Pure Cycle Corp.*	233,519
3,120	RGC Resources, Inc.	63,273
3,430	SJW Group	180,658
11,633	Southwest Gas Holdings, Inc.	873,057
7,035	Spire, Inc.	540,710
9,587	TXNM Energy, Inc.	500,921
3,416	Unitil Corp.	191,638
2,339	York Water Co. (The)	74,965

		10,006,363

TOTAL COMMON STOCKS (Cost $471,449,601)		535,639,562

Units	Description	Expiration Month	Value

Rights – 0.0%

Health Care* – 0.0%
4,104	Chinook Therapeutics, Inc.*(b)	12/25	1,601
45,824	Radius Health, Inc.*(b)	12/25	—

			1,601

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Units	Description	Expiration Month	Value

Rights – (continued)

Materials – 0.0%
15,501	Resolute Forest Products*(b)	09/23	$22,011

TOTAL RIGHTS (Cost $0)			23,612

Shares	Dividend Rate	Value

Investment Company – 0.9%(c)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
4,678,061	4.253%	4,678,061
(Cost $4,678,061)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $476,127,662)		540,341,235

Shares		Value

Securities Lending Reinvestment Vehicle – 0.8%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
4,347,679	4.287%	$4,347,679
(Cost $4,347,679)

TOTAL INVESTMENTS – 100.7% (Cost $480,475,341)		$544,688,914

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(3,565,027)

NET ASSETS – 100.0%		$541,123,887

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Russell 2000 E-Mini Index	45	03/21/25	$4,871,925	$(301,316)

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Australia – 2.7%
78,190	ANZ Group Holdings Ltd. (Financials)	$1,448,463
29,703	BlueScope Steel Ltd. (Materials)	448,102
78,204	Brambles Ltd. (Industrials)	1,016,391
378,466	Coles Group Ltd. (Consumer Staples)	4,702,276
13,479	Commonwealth Bank of Australia (Financials)	1,313,782
22,506	Computershare Ltd. (Industrials)	574,789
45,071	EBOS Group Ltd. (Health Care)	996,331
178,830	Endeavour Group Ltd. (Consumer Staples)(a)	463,727
158,435	Insurance Australia Group Ltd. (Financials)	778,330
518,866	Lottery Corp. Ltd. (The) (Consumer Discretionary)	1,532,620
2,194	Macquarie Group Ltd. (Financials)	309,146
461,489	Medibank Pvt Ltd. (Financials)	1,248,350
57,961	National Australia Bank Ltd. (Financials)	1,272,320
158,116	Origin Energy Ltd. (Utilities)	1,075,669
29,122	QBE Insurance Group Ltd. (Financials)	389,898
20,875	Ramsay Health Care Ltd. (Health Care)	446,551
98,630	Scentre Group REIT (Real Estate)	206,692
37,011	Suncorp Group Ltd. (Financials)	462,838
449,071	Telstra Group Ltd. (Communication Services)	1,156,115
146,760	Wesfarmers Ltd. (Consumer Discretionary)	6,768,044
59,869	Westpac Banking Corp. (Financials)	1,184,272
151,640	Woolworths Group Ltd. (Consumer Staples)	2,829,864
55,556	Worley Ltd. (Industrials)	525,813

		31,150,383

Austria – 0.2%
24,316	Erste Group Bank AG (Financials)	1,634,658
12,102	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	454,987

		2,089,645

Belgium – 0.3%
6,785	Ackermans & van Haaren NV (Industrials)	1,381,644
12,914	Ageas SA/NV (Financials)	707,119
9,533	Anheuser-Busch InBev SA (Consumer Staples)	571,462
6,274	KBC Group NV (Financials)	545,357

Shares	Description	Value

Common Stocks – (continued)

Belgium – (continued)
11,378	Warehouses De Pauw CVA REIT (Real Estate)	$248,022

		3,453,604

Canada – 3.2%
23,239	AltaGas Ltd. (Utilities)	571,881
39,558	Bank of Nova Scotia (The) (Financials)	1,972,202
35,059	Canadian Imperial Bank of Commerce (Financials)	2,133,645
13,462	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	1,333,818
14,479	CGI, Inc. (Information Technology)	1,507,352
16,638	Empire Co. Ltd. (Consumer Staples)	520,085
23,597	Enbridge, Inc. (Energy)	1,012,482
15,549	George Weston Ltd. (Consumer Staples)	2,497,900
5,142	Gildan Activewear, Inc. (Consumer Discretionary)	278,954
44,959	Great-West Lifeco, Inc. (Financials)(a)	1,677,204
4,754	iA Financial Corp., Inc. (Financials)	447,860
30,270	Keyera Corp. (Energy)	891,573
44,314	Loblaw Cos. Ltd. (Consumer Staples)	5,827,219
28,582	Manulife Financial Corp. (Financials)(a)	894,037
15,153	Metro, Inc. (Consumer Staples)	1,006,869
24,365	National Bank of Canada (Financials)	2,036,576
27,217	Pembina Pipeline Corp. (Energy)	1,062,569
89,036	Power Corp. of Canada (Financials)	3,034,721
17,786	Quebecor, Inc., Class B (Communication Services)	408,058
10,874	Rogers Communications, Inc., Class B (Communication Services)	303,299
18,837	Royal Bank of Canada (Financials)	2,235,778
6,120	Stantec, Inc. (Industrials)	523,655
21,905	Sun Life Financial, Inc. (Financials)(a)	1,223,475
20,588	TC Energy Corp. (Energy)	925,392
4,963	Toronto-Dominion Bank (The) (Financials)	298,493
13,861	WSP Global, Inc. (Industrials)	2,482,866

		37,107,963

Finland – 0.3%
54	Elisa OYJ (Communication Services)	2,490
63,122	Nordea Bank Abp (Financials)	830,762
32,709	Orion OYJ, Class B (Health Care)	1,843,061

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Finland – (continued)
88,350	Sampo OYJ, Class A (Financials)	$776,972

		3,453,285

France – 2.0%
84,759	AXA SA (Financials)	3,300,313
62,181	Bouygues SA (Industrials)	2,136,640
2,910	Capgemini SE (Information Technology)	451,388
97,173	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	3,452,208
71,373	Credit Agricole SA (Financials)	1,188,389
9,522	Danone SA (Consumer Staples)	681,913
48,690	Engie SA (Utilities)	872,993
943	EssilorLuxottica SA (Health Care)	281,369
8,903	L’Oreal SA (Consumer Staples)	3,268,471
391,927	Orange SA (Communication Services)	4,705,791
3,121	Safran SA (Industrials)	811,785
21,625	TotalEnergies SE (Energy)	1,299,473
9,945	Vinci SA (Industrials)	1,149,086

		23,599,819

Germany – 2.7%
8,301	Allianz SE (Financials)	2,851,494
9,524	Beiersdorf AG (Consumer Staples)	1,309,931
6,508	Deutsche Boerse AG (Financials)	1,700,203
70,692	Deutsche Post AG (Industrials)	2,770,958
211,328	Deutsche Telekom AG (Communication Services)	7,637,398
24,291	Fresenius SE & Co. KGaA (Health Care)*	971,602
1,981	Hannover Rueck SE (Financials)	528,040
8,383	Henkel AG & Co. KGaA (Consumer Staples)	642,104
32,226	Mercedes-Benz Group AG (Consumer Discretionary)	2,003,195
2,209	MTU Aero Engines AG (Industrials)	767,319
5,550	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	3,154,977
17,957	SAP SE (Information Technology)	4,954,554
17,148	Talanx AG (Financials)	1,563,144

		30,854,919

Hong Kong – 0.0%
61,345	Power Assets Holdings Ltd. (Utilities)	415,724

Shares	Description	Value

Common Stocks – (continued)

Ireland – 0.5%
16,824	Accenture PLC, Class A (Information Technology)	$5,863,164
3,399	Kerry Group PLC, Class A (Consumer Staples)	358,092

		6,221,256

Israel – 0.7%
35,576	Bank Hapoalim BM (Financials)	485,610
17,291	Check Point Software Technologies Ltd. (Information Technology)*	3,808,516
16,773	First International Bank Of Israel Ltd. (The) (Financials)	896,785
189,883	Mivne Real Estate KD Ltd. (Real Estate)	570,934
44,911	Mizrahi Tefahot Bank Ltd. (Financials)	2,111,667

		7,873,512

Italy – 1.2%
209,776	A2A SpA (Utilities)	477,568
39,807	Banca Mediolanum SpA (Financials)	562,617
68,611	Enel SpA (Utilities)	503,698
132,997	Eni SpA (Energy)	1,916,243
252,088	Generali (Financials)	8,321,328
159,899	Intesa Sanpaolo SpA (Financials)	787,074
23,367	Mediobanca Banca di Credito Finanziario SpA (Financials)	416,774
70,844	Poste Italiane SpA (Financials)(b)	1,143,848

		14,129,150

Japan – 5.1%
26,544	Aeon Mall Co. Ltd. (Real Estate)(a)	358,100
144,148	ANA Holdings, Inc. (Industrials)(a)	2,726,181
243,435	Asahi Kasei Corp. (Materials)	1,650,147
105,319	Bridgestone Corp. (Consumer Discretionary)	4,080,111
218,296	Canon, Inc. (Information Technology)(a)	7,334,236
94,378	Central Japan Railway Co. (Industrials)	1,855,369
112,666	Chubu Electric Power Co., Inc. (Utilities)	1,186,135
3,170	Daito Trust Construction Co. Ltd. (Real Estate)	328,685
176,928	Daiwa Securities Group, Inc. (Financials)	1,228,675
45,734	FUJIFILM Holdings Corp. (Information Technology)	918,959
13,620	Hankyu Hanshin Holdings, Inc. (Industrials)	355,017
55,407	Haseko Corp. (Consumer Discretionary)	726,345
12,576	Hulic Co. Ltd. (Real Estate)	117,002

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
104,857	Japan Airlines Co. Ltd. (Industrials)(a)	$1,796,266
78,076	Japan Tobacco, Inc. (Consumer Staples)	1,942,898
49,606	KDDI Corp. (Communication Services)	1,611,014
22,082	Kintetsu Group Holdings Co. Ltd. (Industrials)	494,993
58,116	Kirin Holdings Co. Ltd. (Consumer Staples)	781,526
82,491	Kyocera Corp. (Information Technology)	908,143
145,523	Kyushu Electric Power Co., Inc. (Utilities)	1,272,282
15,935	Kyushu Railway Co. (Industrials)	381,311
62,264	Lixil Corp. (Industrials)(a)	704,677
7,528	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	284,245
5,639	MEIJI Holdings Co. Ltd. (Consumer Staples)	115,253
256,437	Mitsubishi HC Capital, Inc. (Financials)	1,718,712
18,379	NH Foods Ltd. (Consumer Staples)	553,949
14,559	Nichirei Corp. (Consumer Staples)	334,086
62,769	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	1,107,970
3,513,036	Nippon Telegraph & Telephone Corp. (Communication Services)	3,389,598
35,583	Nippon Television Holdings, Inc. (Communication Services)	660,090
82,716	Nisshin Seifun Group, Inc. (Consumer Staples)	925,166
57,843	Oji Holdings Corp. (Materials)	237,905
85,105	Ono Pharmaceutical Co. Ltd. (Health Care)	916,589
70,862	Osaka Gas Co. Ltd. (Utilities)	1,624,190
106,487	Otsuka Holdings Co. Ltd. (Health Care)	5,176,132
27,426	SCSK Corp. (Information Technology)	680,304
70,550	Sekisui Chemical Co. Ltd. (Industrials)	1,195,925
28,356	Sekisui House Ltd. (Consumer Discretionary)	637,890
13,585	Shionogi & Co. Ltd. (Health Care)	202,204
2,309,287	SoftBank Corp. (Communication Services)	3,274,791
71,758	Takeda Pharmaceutical Co. Ltd. (Health Care)	2,063,766
4,148	Tobu Railway Co. Ltd. (Industrials)	71,485
28,235	Tokyu Corp. (Industrials)	324,798
23,894	Tosoh Corp. (Materials)	324,411

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
139,183	Yamada Holdings Co. Ltd. (Consumer Discretionary)	$398,075

		58,975,606

Netherlands – 1.7%
8,258	EXOR NV (Financials)	803,867
8,857	Heineken Holding NV (Consumer Staples)	650,777
3,209	Heineken NV (Consumer Staples)	270,994
74,241	ING Groep NV (Financials)	1,323,700
259,150	Koninklijke Ahold Delhaize NV (Consumer Staples)	9,155,463
414,318	Koninklijke KPN NV (Communication Services)	1,585,679
38,973	Wolters Kluwer NV (Industrials)	5,982,514

		19,772,994

New Zealand – 0.1%
24,635	Mainfreight Ltd. (Industrials)	963,121

Norway – 0.6%
73,952	DNB Bank ASA (Financials)	1,703,524
57,146	Gjensidige Forsikring ASA (Financials)	1,173,060
58,794	SpareBank 1 Sor-Norge ASA (Financials)	831,435
127,552	Storebrand ASA (Financials)	1,389,702
120,744	Telenor ASA (Communication Services)	1,565,747

		6,663,468

Singapore – 1.2%
31,705	DBS Group Holdings Ltd. (Financials)	1,078,929
306,357	Oversea-Chinese Banking Corp. Ltd. (Financials)	3,908,959
408,920	Singapore Airlines Ltd. (Industrials)(a)	2,064,609
261,009	Singapore Exchange Ltd. (Financials)	2,602,737
199,515	Singapore Telecommunications Ltd. (Communication Services)	502,929
87,888	United Overseas Bank Ltd. (Financials)	2,489,118
55,117	UOL Group Ltd. (Real Estate)	220,664
88,680	Venture Corp. Ltd. (Information Technology)	828,416

		13,696,361

Spain – 0.9%
53,456	ACS Actividades de Construccion y Servicios SA (Industrials)	2,885,343
3,755	Aena SME SA (Industrials)(b)	838,837
15,050	Endesa SA (Utilities)	335,423
68,232	Iberdrola SA (Utilities)	989,910
23,531	Naturgy Energy Group SA (Utilities)	611,806

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
13,871	Redeia Corp. SA (Utilities)	$249,279
905,176	Telefonica SA (Communication Services)	4,048,890

		9,959,488

Sweden – 0.9%
36,308	Axfood AB (Consumer Staples)	771,475
39,245	Essity AB, Class B (Consumer Staples)	1,083,934
562	Industrivarden AB, Class C (Financials)	21,239
133,138	Investor AB, Class A (Financials)	3,961,237
38,755	Investor AB, Class B (Financials)	1,154,336
56,916	Skandinaviska Enskilda Banken AB, Class A (Financials)	915,366
19,917	Swedbank AB, Class A (Financials)	479,228
84,132	Tele2 AB, Class B (Communication Services)	1,000,013
483,273	Telia Co. AB (Communication Services)	1,575,631

		10,962,459

Switzerland – 1.1%
1,151	Geberit AG (Industrials)	674,080
37	Givaudan SA (Materials)	166,413
617	Schindler Holding AG Participation Certificates (Industrials)	188,468
44,524	SGS SA (Industrials)	4,569,601
455	Swiss Life Holding AG (Financials)	395,770
2,265	Swisscom AG (Communication Services)	1,289,086
11,848	TE Connectivity PLC (Information Technology)	1,824,947
4,937	Zurich Insurance Group AG (Financials)	3,248,105

		12,356,470

United Kingdom – 3.2%
13,915	Associated British Foods PLC (Consumer Staples)	332,025
3,631	AstraZeneca PLC (Health Care)	547,174
26,220	Auto Trader Group PLC (Communication Services)(b)	256,064
126,972	Aviva PLC (Financials)	870,370
139,979	BAE Systems PLC (Industrials)	2,479,022
51,094	British American Tobacco PLC (Consumer Staples)	1,986,023
18,882	Bunzl PLC (Industrials)	800,752
726,370	CK Hutchison Holdings Ltd. (Industrials)	3,628,814
36,664	Compass Group PLC (Consumer Discretionary)	1,280,170
145,632	HSBC Holdings PLC (Financials)	1,711,967

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
33,676	Imperial Brands PLC (Consumer Staples)	$1,185,169
5,277	InterContinental Hotels Group PLC (Consumer Discretionary)	659,670
238,003	J Sainsbury PLC (Consumer Staples)	774,977
5,117	London Stock Exchange Group PLC (Financials)	763,182
13,100	National Grid PLC (Utilities)	160,825
9,581	Next PLC (Consumer Discretionary)	1,209,409
15,042	Pearson PLC (Consumer Discretionary)	257,870
121,516	RELX PLC (Industrials)	5,841,806
320,385	Sage Group PLC (The) (Information Technology)	5,103,175
27,150	Smith & Nephew PLC (Health Care)	393,309
1,104,974	Tesco PLC (Consumer Staples)	5,289,833
7,981	Unilever PLC (Consumer Staples)	450,911
85,001	WPP PLC (Communication Services)	689,267

		36,671,784

United States – 71.0%
4,136	Abbott Laboratories (Health Care)	570,809
29,732	AbbVie, Inc. (Health Care)	6,214,880
10,225	Adobe, Inc. (Information Technology)*	4,484,276
55,809	Aflac, Inc. (Financials)	6,109,411
11,753	Alliant Energy Corp. (Utilities)	758,421
14,583	Allstate Corp. (The) (Financials)	2,904,204
52,352	Alphabet, Inc., Class A (Communication Services)	8,914,499
47,741	Alphabet, Inc., Class C (Communication Services)	8,221,955
38,833	Altria Group, Inc. (Consumer Staples)	2,168,823
79,001	Amazon.com, Inc. (Consumer Discretionary)*	16,770,332
33,785	Amdocs Ltd. (Information Technology)	2,947,741
11,614	Ameren Corp. (Utilities)	1,179,518
9,777	American Electric Power Co., Inc. (Utilities)	1,036,851
5,346	American Express Co. (Financials)	1,608,932
16,727	American International Group, Inc. (Financials)	1,387,337
4,873	Ameriprise Financial, Inc. (Financials)	2,618,263
6,454	AMETEK, Inc. (Industrials)	1,221,742
819	Amgen, Inc. (Health Care)	252,301
78,356	Amphenol Corp., Class A (Information Technology)	5,218,510
5,303	Aon PLC, Class A (Financials)	2,169,563

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
171,349	Apple, Inc. (Information Technology)	$41,439,042
35,637	Arch Capital Group Ltd. (Financials)	3,311,034
32,366	Archer-Daniels-Midland Co. (Consumer Staples)	1,527,675
7,570	Arthur J Gallagher & Co. (Financials)	2,556,692
341,324	AT&T, Inc. (Communication Services)	9,355,691
8,155	Atmos Energy Corp. (Utilities)	1,240,620
9,083	Autodesk, Inc. (Information Technology)*	2,490,649
3,867	Automatic Data Processing, Inc. (Industrials)	1,218,801
2,755	AutoZone, Inc. (Consumer Discretionary)*	9,623,243
2,123	AvalonBay Communities, Inc. REIT (Real Estate)	480,180
73,565	Bank of America Corp. (Financials)	3,391,346
38,805	Bank of New York Mellon Corp. (The) (Financials)	3,451,705
4,269	Becton Dickinson & Co. (Health Care)	962,788
29,463	Berkshire Hathaway, Inc., Class B (Financials)*	15,138,973
14,117	Biogen, Inc. (Health Care)*	1,983,438
216	Blackrock, Inc. (Financials)	211,200
35,421	Boston Scientific Corp. (Health Care)*	3,676,346
361,100	BP PLC (Energy)	1,988,540
70,333	Bristol-Myers Squibb Co. (Health Care)	4,193,253
22,325	Broadcom, Inc. (Information Technology)	4,452,275
5,961	Broadridge Financial Solutions, Inc. (Industrials)	1,437,912
8,146	Cadence Design Systems, Inc. (Information Technology)*	2,040,573
43,178	Cardinal Health, Inc. (Health Care)	5,590,687
11,755	Cboe Global Markets, Inc. (Financials)	2,477,954
17,614	CDW Corp. (Information Technology)	3,138,815
26,112	Cencora, Inc. (Health Care)	6,620,436
12,337	CenterPoint Energy, Inc. (Utilities)	424,146
7,013	Cheniere Energy, Inc. (Energy)	1,602,891
13,815	Chevron Corp. (Energy)	2,191,335
8,815	Chubb Ltd. (Financials)	2,516,506
20,141	Church & Dwight Co., Inc. (Consumer Staples)	2,239,679
13,907	Cigna Group (The) (Health Care)	4,295,177
15,430	Cincinnati Financial Corp. (Financials)	2,280,708

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
30,463	Cintas Corp. (Industrials)	$6,321,072
115,278	Cisco Systems, Inc. (Information Technology)	7,390,473
60,375	Citigroup, Inc. (Financials)	4,826,981
13,158	Clorox Co. (The) (Consumer Staples)	2,057,780
4,176	CME Group, Inc. (Financials)	1,059,744
16,864	CMS Energy Corp. (Utilities)	1,231,915
41,961	Coca-Cola Co. (The) (Consumer Staples)	2,988,043
62,185	Cognizant Technology Solutions Corp., Class A (Information Technology)	5,181,876
102,108	Colgate-Palmolive Co. (Consumer Staples)	9,309,186
99,873	Comcast Corp., Class A (Communication Services)	3,583,443
9,087	ConocoPhillips (Energy)	900,976
2,969	Consolidated Edison, Inc. (Utilities)	301,413
7,609	Corpay, Inc. (Financials)*	2,792,883
8,141	Costco Wholesale Corp. (Consumer Staples)	8,536,734
14,698	Coterra Energy, Inc. (Energy)	396,699
6,585	CSX Corp. (Industrials)	210,786
3,422	Cummins, Inc. (Industrials)	1,259,912
59,810	CVS Health Corp. (Health Care)	3,930,713
42,512	Dell Technologies, Inc., Class C (Information Technology)	4,368,533
10,187	Dominion Energy, Inc. (Utilities)	576,788
3,079	Dover Corp. (Industrials)	612,013
8,553	Dow, Inc. (Materials)	325,955
6,143	DTE Energy Co. (Utilities)	821,319
12,216	Duke Energy Corp. (Utilities)	1,435,258
3,926	DuPont de Nemours, Inc. (Materials)	321,029
4,108	Ecolab, Inc. (Materials)	1,105,093
16,421	Electronic Arts, Inc. (Communication Services)	2,120,280
3,132	Elevance Health, Inc. (Health Care)	1,243,028
7,335	Eli Lilly & Co. (Health Care)	6,752,821
18,155	Entergy Corp. (Utilities)	1,585,113
4,975	EOG Resources, Inc. (Energy)	631,526
3,477	Equity Residential REIT (Real Estate)	257,889
10,124	Everest Group Ltd. (Financials)	3,575,999
13,936	Exelon Corp. (Utilities)	615,971
8,785	Expeditors International of Washington, Inc. (Industrials)	1,031,008
27,856	Exxon Mobil Corp. (Energy)	3,101,208
89,098	Fastenal Co. (Industrials)	6,747,392
16,544	Ferguson Enterprises, Inc. (Industrials)	2,936,560
21,805	Fidelity National Financial, Inc. (Financials)	1,407,077

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
4,771	Fidelity National Information Services, Inc. (Financials)	$339,314
12,453	FirstEnergy Corp. (Utilities)	482,803
7,947	Fiserv, Inc. (Financials)*	1,873,028
20,159	Fortive Corp. (Industrials)	1,603,447
69,887	Fox Corp., Class A (Communication Services)	4,025,491
41,851	Fox Corp., Class B (Communication Services)	2,262,884
8,588	Gartner, Inc. (Information Technology)*	4,279,572
9,358	General Dynamics Corp. (Industrials)	2,363,831
19,242	General Electric Co. (Industrials)	3,982,709
24,797	General Mills, Inc. (Consumer Staples)	1,503,194
24,683	Genuine Parts Co. (Consumer Discretionary)	3,082,413
67,700	Gilead Sciences, Inc. (Health Care)	7,738,787
181,231	GSK PLC (Health Care)	3,346,512
101,224	Haleon PLC (Health Care)	507,786
34,740	Hartford Insurance Group, Inc. (The) (Financials)	4,109,047
4,149	HCA Healthcare, Inc. (Health Care)	1,270,839
5,307	Hershey Co. (The) (Consumer Staples)	916,572
312,054	Hewlett Packard Enterprise Co. (Information Technology)	6,181,790
3,966	Hilton Worldwide Holdings, Inc. (Consumer Discretionary)	1,050,831
7,697	Holcim AG (Materials)*	840,634
20,456	Hologic, Inc. (Health Care)*	1,296,706
20,782	Home Depot, Inc. (The) (Consumer Discretionary)	8,242,141
1,031	Honeywell International, Inc. (Industrials)	219,490
78,075	HP, Inc. (Information Technology)	2,410,175
14,757	Illinois Tool Works, Inc. (Industrials)	3,895,553
9,599	Intercontinental Exchange, Inc. (Financials)	1,662,835
50,424	International Business Machines Corp. (Information Technology)	12,729,035
986	Intuit, Inc. (Information Technology)	605,246
44,380	Johnson & Johnson (Health Care)	7,323,588
34,490	JPMorgan Chase & Co. (Financials)	9,127,778
16,033	Keurig Dr Pepper, Inc. (Consumer Staples)	537,426
22,164	Keysight Technologies, Inc. (Information Technology)*	3,535,823

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
22,695	Kimberly-Clark Corp. (Consumer Staples)	$3,222,917
94,998	Kinder Morgan, Inc. (Energy)	2,574,446
74,230	Kraft Heinz Co. (The) (Consumer Staples)	2,279,603
105,771	Kroger Co. (The) (Consumer Staples)	6,856,076
5,580	L3Harris Technologies, Inc. (Industrials)	1,150,094
7,611	Labcorp Holdings, Inc. (Health Care)	1,910,665
22,899	Leidos Holdings, Inc. (Industrials)	2,976,183
1,791	Linde PLC (Materials)	836,487
4,367	Lockheed Martin Corp. (Industrials)	1,966,766
57,849	Loews Corp. (Financials)	5,013,773
30,963	Lowe’s Cos., Inc. (Consumer Discretionary)	7,698,640
22,712	LyondellBasell Industries NV, Class A (Materials)	1,744,963
2,148	Markel Group, Inc. (Financials)*	4,153,029
29,338	Marsh & McLennan Cos., Inc. (Financials)	6,977,750
69,015	Masco Corp. (Industrials)	5,188,548
17,550	Mastercard, Inc., Class A (Financials)	10,114,241
13,751	McDonald’s Corp. (Consumer Discretionary)	4,239,846
11,484	McKesson Corp. (Health Care)	7,352,746
47,747	Merck & Co., Inc. (Health Care)	4,404,661
18,081	Meta Platforms, Inc., Class A (Communication Services)	12,081,724
9,973	MetLife, Inc. (Financials)	859,473
73,577	Microsoft Corp. (Information Technology)	29,209,333
2,055	Mid-America Apartment Communities, Inc. REIT (Real Estate)	345,487
39,143	Millrose Properties, Inc. REIT (Real Estate)*	894,809
21,374	Mondelez International, Inc., Class A (Consumer Staples)	1,372,852
11,249	Monster Beverage Corp. (Consumer Staples)*	614,758
13,602	Moody’s Corp. (Financials)	6,854,592
22,835	Motorola Solutions, Inc. (Information Technology)	10,052,424
10,137	Nasdaq, Inc. (Financials)	839,141
36,299	NetApp, Inc. (Information Technology)	3,623,003
589	Netflix, Inc. (Communication Services)*	577,550
10,936	Northern Trust Corp. (Financials)	1,205,366
823	Northrop Grumman Corp. (Industrials)	380,012

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
35,008	Novartis AG (Health Care)	$3,789,284
171,898	NVIDIA Corp. (Information Technology)	21,473,498
47	NVR, Inc. (Consumer Discretionary)*	340,542
36,946	Occidental Petroleum Corp. (Energy)	1,804,443
17,409	Omnicom Group, Inc. (Communication Services)	1,440,769
15,926	ONEOK, Inc. (Energy)	1,598,811
8,389	Oracle Corp. (Information Technology)	1,393,077
9,630	O’Reilly Automotive, Inc. (Consumer Discretionary)*	13,228,153
13,752	Otis Worldwide Corp. (Industrials)	1,372,175
23,265	PACCAR, Inc. (Industrials)	2,494,939
8,489	Packaging Corp. of America (Materials)	1,808,921
10,554	Paychex, Inc. (Industrials)	1,600,725
36,481	PepsiCo, Inc. (Consumer Staples)	5,598,739
24,932	PG&E Corp. (Utilities)	407,389
16,123	Philip Morris International, Inc. (Consumer Staples)	2,503,579
4,804	PPG Industries, Inc. (Materials)	543,909
37,849	PPL Corp. (Utilities)	1,332,663
34,501	Procter & Gamble Co. (The) (Consumer Staples)	5,997,654
14,534	Progressive Corp. (The) (Financials)	4,098,588
16,295	Prudential Financial, Inc. (Financials)	1,875,555
20,568	Public Service Enterprise Group, Inc. (Utilities)	1,669,093
11,373	QUALCOMM, Inc. (Information Technology)	1,787,494
15,960	Quest Diagnostics, Inc. (Health Care)	2,759,484
4,343	Raymond James Financial, Inc. (Financials)	671,732
7,490	Realty Income Corp. REIT (Real Estate)	427,155
3,404	Regeneron Pharmaceuticals, Inc. (Health Care)	2,378,511
23,842	Republic Services, Inc. (Industrials)	5,651,031
9,045	Roche Holding AG (Health Care)	2,999,461
7,242	Roche Holding AG (Health Care)	2,538,011
87,769	Rollins, Inc. (Industrials)	4,598,218
4,917	Roper Technologies, Inc.
	(Information Technology)	2,873,986
5,048	Ross Stores, Inc. (Consumer Discretionary)	708,335
58,561	Royalty Pharma PLC, Class A (Health Care)	1,969,992

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
23,334	RTX Corp. (Industrials)	$3,103,189
4,796	Salesforce, Inc. (Information Technology)	1,428,489
4,956	Sempra (Utilities)	354,701
6,702	Sherwin-Williams Co. (The) (Materials)	2,427,934
1,792	Simon Property Group, Inc. REIT (Real Estate)	333,473
3,953	Snap-on, Inc. (Industrials)	1,348,645
21,887	Southern Co. (The) (Utilities)	1,965,234
40,424	SS&C Technologies Holdings, Inc. (Industrials)	3,599,757
22,282	State Street Corp. (Financials)	2,211,043
2,119	Stryker Corp. (Health Care)	818,337
19,602	Swiss Re AG (Financials)	3,135,016
57,178	Sysco Corp. (Consumer Staples)	4,319,226
1,556	Tesla, Inc. (Consumer Discretionary)*	455,877
449	Thermo Fisher Scientific, Inc. (Health Care)	237,503
70,627	TJX Cos., Inc. (The) (Consumer Discretionary)	8,811,425
16,193	T-Mobile US, Inc. (Communication Services)	4,367,090
63,236	Tractor Supply Co. (Consumer Discretionary)	3,500,113
368	TransDigm Group, Inc. (Industrials)	503,130
9,009	Travelers Cos., Inc. (The) (Financials)	2,328,736
35,129	Tyson Foods, Inc., Class A (Consumer Staples)	2,154,813
12,244	UnitedHealth Group, Inc. (Health Care)	5,815,410
11,953	Ventas, Inc. REIT (Real Estate)	826,909
26,763	VeriSign, Inc. (Information Technology)*	6,366,382
5,772	Verisk Analytics, Inc. (Industrials)	1,713,765
151,873	Verizon Communications, Inc. (Communication Services)	6,545,726
2,628	Vertex Pharmaceuticals, Inc. (Health Care)*	1,260,888
26,166	Visa, Inc., Class A (Financials)	9,490,670
48,035	W R Berkley Corp. (Financials)	3,030,048
8,268	W.W. Grainger, Inc. (Industrials)	8,443,364
191,491	Walmart, Inc. (Consumer Staples)	18,882,928
4,037	Walt Disney Co. (The) (Communication Services)	459,411
5,523	Waste Connections, Inc. (Industrials)	1,051,883
20,342	Waste Management, Inc. (Industrials)	4,735,211
9,295	WEC Energy Group, Inc. (Utilities)	991,684
21,977	Wells Fargo & Co. (Financials)	1,721,239

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ACTIVEBETA® WORLD LOW VOL PLUS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
9,164	Welltower, Inc. REIT (Real Estate)	$1,406,766
12,052	Westinghouse Air Brake Technologies Corp. (Industrials)	2,233,959
41,018	Williams Cos., Inc. (The) (Energy)	2,386,427
1,390	Willis Towers Watson PLC (Financials)	472,114
8,868	Xcel Energy, Inc. (Utilities)	639,383
41,866	Yum! Brands, Inc. (Consumer Discretionary)	6,546,586
10,785	Zimmer Biomet Holdings, Inc. (Health Care)	1,125,091
8,831	Zoetis, Inc. (Health Care)	1,476,896

		823,842,792

TOTAL COMMON STOCKS (Cost $929,858,525)		1,154,213,803

Shares	Description	Rate	Value

Preferred Stocks – 0.3%

Germany – 0.3%
17,320	Henkel AG & Co. KGaA (Consumer Staples)	2.23%	1,498,305
21,951	Porsche Automobil Holding SE (Consumer Discretionary)	6.80	857,688

TOTAL PREFERRED STOCKS (Cost $2,283,927)			2,355,993

Shares	Dividend Rate	Value

Investment Company – 0.0%(c)
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Shares
392,463	4.253%	392,463
(Cost $392,463)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $932,534,915)		1,156,962,259

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.2%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,486,851	4.287%	$14,486,851
(Cost $14,486,851)

TOTAL INVESTMENTS – 101.1% (Cost $947,021,766)		$1,171,449,110

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(12,363,171)

NET ASSETS – 100.0%		$1,159,085,939

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	—Dutch Certification
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

% of
Market
Sector Name	Value

Financials	20.5%

Information Technology	19.3

Industrials	12.3

Consumer Staples	11.8

Health Care	10.5

Consumer Discretionary	9.5

Communication Services	8.5

Utilities	2.5

Energy	2.2

Materials	1.1

Real Estate	0.6

Investment Company	0.0

Securities Lending Reinvestment Vehicle	1.2

TOTAL INVESTMENTS	100.0%

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities February 28, 2025 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $694,959,770, $85,603,621, $2,883,898,884 and $33,370,995, respectively)(a)	$860,341,894	$93,269,737	$3,686,303,281	$37,942,966
Investments in affiliated issuers, at value (cost $14,332,242, $232,967, $2,283,570 and $9,115, respectively)	14,332,242	232,967	2,283,570	9,115
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	5,309,576	449,435	33,821,374	1,001,371
Cash	—	6,341	39,744	249
Foreign Currency, at value (cost $574,962, $–, $753,001 and $–,respectively)	592,654	—	745,660	—
Receivables:
Investments sold	44,972,666	5,229,253	247,057,391	1,989,483
Dividends	1,749,285	77,748	4,931,800	50,651
Foreign tax reclaims	170,494	26,741	3,309,868	—
Reimbursement from investment adviser	26,276	—	—	—
Securities lending income	2,266	501	31,354	260
Collateral on certain derivative contracts	—	5,125	245,417	1,798
Fund shares sold	—	—	71,641,712	—
Variation margin on futures contracts	52,589	7,472	2,526,479	—

Total assets	927,549,942	99,305,320	4,052,937,650	40,995,893

Liabilities:

Variation margin on futures contracts	—	—	—	1,918

Payables:
Investments purchased	56,234,372	5,421,202	251,794,492	1,958,709
Payable upon return of securities loaned	5,309,576	449,435	33,821,374	1,001,371
Foreign capital gains taxes	3,649,255	—	—	—
Management fees	106,642	7,027	280,452	2,939
Due to custodian	43,276	—	—	—
Fund shares redeemed	—	—	71,210,611	—
Foreign bank overdraft (cost $–, $6,434, $– and $187,respectively)	—	6,410	—	187
Accrued expenses	440,673	—	—	—

Total liabilities	65,783,794	5,884,074	357,106,929	2,965,124

Net Assets:

Paid-in capital	785,554,087	90,819,293	3,184,628,991	36,099,833
Total distributable earnings	76,212,061	2,601,953	511,201,730	1,930,936

NET ASSETS	$861,766,148	$93,421,246	$3,695,830,721	$38,030,769

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	26,300,000	2,450,000	103,800,000	1,000,000

Net asset value per share:	$32.77	$38.13	$35.61	$38.03

(a)

Includes loaned securities having a market value of $5,025,534, $195,758, $32,195,339 and $948,428 for ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF and ActiveBeta® Japan Equity ETF, respectively.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Assets and Liabilities (continued) February 28, 2025 (Unaudited)

	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Low Vol Plus Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $8,313,393,766, $471,449,601 and $932,142,452, respectively)(a)	$13,197,058,097	$535,663,174	$1,156,569,796
Investments in affiliated issuers, at value (cost $16,111,605, $4,678,061 and $392,463,respectively)	16,111,605	4,678,061	392,463
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	4,347,679	14,486,851
Cash	813,461	35,852	19,470
Foreign Currency, at value (cost $–, $– and $7,645, respectively)	—	—	7,702
Receivables:
Dividends	12,290,261	360,250	1,555,074
Due from broker	737,425	—	—
Securities lending income	—	8,221	4,883
Collateral on certain derivative contracts	—	399,668	—
Foreign tax reclaims	—	612	554,724
Fund shares sold	—	—	10,357,886
Variation margin on futures contracts	192,874	47,114	—

Total assets	13,227,203,723	545,540,631	1,183,948,849

Liabilities:

Payables:
Investments purchased	813,460	35,852	10,289,448
Management fees	362,710	33,213	86,568
Income distribution	—	—	43
Payable upon return of securities loaned	—	4,347,679	14,486,851

Total liabilities	1,176,170	4,416,744	24,862,910

Net Assets:

Paid-in capital	8,750,747,745	531,130,608	969,057,845
Total distributable earnings	4,475,279,808	9,993,279	190,028,094

NET ASSETS	$13,226,027,553	$541,123,887	$1,159,085,939

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	113,052,500	8,000,000	22,200,000

Net asset value per share:	$116.99	$67.64	$52.21

(a)

Includes loaned securities having a market value of $–, $4,229,048 and $13,741,413 for ActiveBeta® U.S. Large Cap Equity ETF, ActiveBeta® U.S. Small Cap Equity ETF and ActiveBeta® World Low Vol Plus Equity ETF, respectively.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations For the Six Months Ended February 28, 2025 (Unaudited)

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,089,950, $56,541, $3,722,437 and $32,928, respectively)	$8,227,378	$506,294	$35,260,935	$282,224

Dividends — affiliated issuers	224,172	4,806	224,758	1,526

Securities lending income, net of rebates received or paid to borrowers –unaffiliated issuer	32,499	3,317	323,074	2,767

Total Investment Income	8,484,049	514,417	35,808,767	286,517

Expenses:

Management fees	1,816,928	73,198	4,478,422	33,404

Custody, accounting and administrative services	504,210	—	—	—

Registration fees	135,068	—	—	—

Printing and mailing costs	117,035	—	—	—

Professional fees	87,122	—	—	—

Trustee fees	16,276	11,720	25,416	6,156

Other	5,884	—	—	—

Total expenses	2,682,523	84,918	4,503,838	39,560

Less — expense reductions	(638,480)	(191)	(8,790)	(61)

Net expenses	2,044,043	84,727	4,495,048	39,499

NET INVESTMENT INCOME	6,440,006	429,690	31,313,719	247,018

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	7,170,422	(882,431)	(18,569,899)	(353,103)

In-kind redemptions	3,764,516	—	60,648,226	—

Futures contracts	(96,508)	1,314	(1,522,495)	(2,881)

Foreign currency transactions	(306,872)	(3,629)	(528,749)	(10,802)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $(8,057,374), $–, $–and $–, respectively)	(11,808,015)	3,953,132	(65,697,166)	(332,375)

Futures contracts	—	3,181	(693,073)	460

Foreign currency translations	(1,178)	(2,670)	(349,188)	(217)

Net realized and unrealized gain (loss)	(1,277,635)	3,068,897	(26,712,344)	(698,918)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,162,371	$3,498,587	$4,601,375	$(451,900)

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Operations (continued) For the Six Months Ended February 28, 2025 (Unaudited)

	ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Low Vol Plus Equity ETF

Investment income:
Dividends — unaffiliated issuers (net of foreign withholding taxes of $523, $12,511 and $344,247, respectively)	$79,983,607	$3,191,848	$8,800,097

Dividends — affiliated issuers	482,955	66,975	41,210

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	7,537	78,093	39,494

Total Investment Income	80,474,099	3,336,916	8,880,801

Expenses:

Management fees	5,863,365	510,614	1,292,425

Trustee fees	55,928	15,349	16,991

Total expenses	5,919,293	525,963	1,309,416

Less — expense reductions	(18,870)	(2,624)	(1,599)

Net expenses	5,900,423	523,339	1,307,817

NET INVESTMENT INCOME	74,573,676	2,813,577	7,572,984

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(7,734,108)	(8,457,502)	(5,025,462)

In-kind redemptions	620,747,591	4,152,563	13,313,791

Futures contracts	252,965	(162,949)	8,234

Foreign currency transactions	—	—	(30,041)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	102,019,112	(6,905,106)	34,549,307

Futures contracts	(436,997)	(290,891)	(44,819)

Foreign currency translations	—	—	(46,049)

Net realized and unrealized gain (loss)	714,848,563	(11,663,885)	42,724,961

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$789,422,239	$(8,850,308)	$50,297,945

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets

	ActiveBeta® Emerging Markets Equity ETF		ActiveBeta® Europe Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$6,440,006	$23,394,286	$429,690	$362,139

Net realized gain (loss)	10,531,558	(15,886,167)	(884,746)	(26,367)

Net change in unrealized gain (loss)	(11,809,193)	114,758,311	3,953,643	2,872,386

Net increase in net assets resulting from operations	5,162,371	122,266,430	3,498,587	3,208,158

Distributions to shareholders:

From distributable earnings	(22,003,212)	(12,364,152)	(466,053)	(332,282)

From share transactions:

Proceeds from sales of shares	–	5,715,467	48,345,387	29,280,613

Cost of shares redeemed	(64,393,905)	(142,324,464)	–	(1,700,198)

Net increase (decrease) in net assets resulting from share transactions	(64,393,905)	(136,608,997)	48,345,387	27,580,415

TOTAL INCREASE (DECREASE)	(81,234,746)	(26,706,719)	51,377,921	30,456,291

Net Assets:

Beginning of period	$943,000,894	$969,707,613	$42,043,325	$11,587,034

End of period	$861,766,148	$943,000,894	$93,421,246	$42,043,325

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® International Equity ETF		ActiveBeta® Japan Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$31,313,719	$92,895,316	$247,018	$344,552

Net realized gain (loss)	40,027,083	(22,638,371)	(366,786)	(496,403)

Net change in unrealized gain (loss)	(66,739,427)	527,471,286	(332,132)	3,177,337

Net increase (decrease) in net assets resulting from operations	4,601,375	597,728,231	(451,900)	3,025,486

Distributions to shareholders:

From distributable earnings	(47,106,906)	(92,008,656)	(321,130)	(354,819)

From share transactions:

Proceeds from sales of shares	85,998,931	46,484,328	15,041,985	7,419,872

Cost of shares redeemed	(134,198,499)	(16,729,868)	–	–

Net increase (decrease) in net assets resulting from share transactions	(48,199,568)	29,754,460	15,041,985	7,419,872

TOTAL INCREASE (DECREASE)	(90,705,099)	535,474,035	14,268,955	10,090,539

Net Assets:
Beginning of period	$3,786,535,820	$3,251,061,785	$23,761,814	$13,671,275

End of period	$3,695,830,721	$3,786,535,820	$38,030,769	$23,761,814

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® U.S. Large Cap Equity ETF		ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$74,573,676	$153,501,862	$2,813,577	$6,538,748

Net realized gain (loss)	613,266,448	797,272,583	(4,467,888)	24,844,142

Net change in unrealized gain (loss)	101,582,115	1,858,466,408	(7,195,997)	55,473,298

Net increase (decrease) in net assets resulting from operations	789,422,239	2,809,240,853	(8,850,308)	86,856,188

Distributions to shareholders:

From distributable earnings	(75,442,323)	(157,684,522)	(4,161,761)	(6,791,933)

From share transactions:

Proceeds from sales of shares	896,191,629	772,702,058	50,145,343	53,050,343

Cost of shares redeemed	(1,105,311,101)	(2,113,564,319)	(10,872,535)	(101,090,288)

Net increase (decrease) in net assets resulting from share transactions	(209,119,472)	(1,340,862,261)	39,272,808	(48,039,945)

TOTAL INCREASE	504,860,444	1,310,694,070	26,260,739	32,024,310

Net Assets:

Beginning of period	$12,721,167,109	$11,410,473,039	$514,863,148	$482,838,838

End of period	$13,226,027,553	$12,721,167,109	$541,123,887	$514,863,148

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS ACTIVEBETA® ETFS

Statements of Changes in Net Assets (continued)

	ActiveBeta® World Low Vol Plus Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$7,572,984	$16,640,225

Net realized gain	8,266,522	1,358,501

Net change in unrealized gain	34,458,439	165,421,128

Net increase in net assets resulting from operations	50,297,945	183,419,854

Distributions to shareholders:

From distributable earnings	(8,186,511)	(16,305,859)

From share transactions:

Proceeds from sales of shares	157,152,714	173,772,285

Cost of shares redeemed	(41,003,733)	(62,814,367)

Net increase in net assets resulting from share transactions	116,148,981	110,957,918

TOTAL INCREASE	158,260,415	278,071,913

Net Assets:

Beginning of period	$1,000,825,524	$722,753,611

End of period	$1,159,085,939	$1,000,825,524

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Emerging Markets Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2025
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$33.38		$29.61	$29.42	$39.33	$33.28	$31.12

Net investment income(a)	0.24		0.76	0.91	1.13	0.67	0.80	(b)

Net realized and unrealized gain (loss)	(0.03)		3.39	0.06	(9.55)	6.07	2.17

Total from investment operations	0.21		4.15	0.97	(8.42)	6.74	2.97

Distributions to shareholders from net investment income	(0.82)		(0.38)	(0.78)	(1.49)	(0.69)	(0.81)

Net asset value, end of period	$32.77		$33.38	$29.61	$29.42	$39.33	$33.28

Market price, end of period	$32.62		$33.26	$29.48	$29.03	$39.16	$33.28

Total Return at Net Asset Value(c)	0.61%		14.16%	3.50%	(21.97)%	20.49%	9.55%

Net assets, end of period (in 000’s)	$861,766		$943,001	$969,708	$1,025,208	$1,388,289	$1,710,477

Ratio of net expenses to average net assets	0.45	%(d)	0.45%	0.45%	0.45%	0.45%	0.45%

Ratio of total expenses to average net assets	0.59	%(d)	0.54%	0.52%	0.51%	0.51%	0.52%

Ratio of net investment income to average net assets	1.46	%(d)	2.48%	3.15%	3.29%	1.76%	2.55	%(b)

Portfolio turnover rate(e)	13%		28%	21%	18%	46%	38%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.03 per share and 0.09% of average net assets.
(c)

Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the year. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Europe Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2025
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$38.22		$33.11	$27.47	$37.99	$29.85	$28.59

Net investment income(a)	0.25		0.87	1.16	1.01	0.84	0.58

Net realized and unrealized gain (loss)	(0.12)		5.10	5.50	(10.29)	8.15	1.27

Total from investment operations	0.13		5.97	6.66	(9.28)	8.99	1.85

Distributions to shareholders from net investment income	(0.22)		(0.86)	(1.02)	(1.24)	(0.85)	(0.59)

Net asset value, end of period	$38.13		$38.22	$33.11	$27.47	$37.99	$29.85

Market price, end of period	$38.19		$38.34	$33.05	$27.26	$38.05	$29.81

Total Return at Net Asset Value(b)	0.41%		18.23%	24.40%	(24.81)%	30.45%	6.69%

Net assets, end of period (in 000’s)	$93,421		$42,043	$11,587	$12,363	$20,893	$16,416

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.38	%(c)	2.47%	3.74%	2.98%	2.47%	2.01%

Portfolio turnover rate(d)	15%		28%	14%	19%	19%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the year. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® International Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2025
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$35.99		$31.20	$27.64	$35.76	$28.72	$27.70

Net investment income(a)	0.31		0.88	0.92	0.96	0.75	0.57

Net realized and unrealized gain (loss)	(0.24)		4.78	3.55	(8.07)	6.97	1.05

Total from investment operations	0.07		5.66	4.47	(7.11)	7.72	1.62

Distributions to shareholders from net investment income	(0.45)		(0.87)	(0.91)	(1.01)	(0.68)	(0.60)

Net asset value, end of period	$35.61		$35.99	$31.20	$27.64	$35.76	$28.72

Market price, end of period	$35.68		$35.95	$31.21	$27.52	$35.75	$28.63

Total Return at Net Asset Value(b)	0.24%		18.44%	16.40%	(20.18)%	27.12%	5.96%

Net assets, end of period (in 000’s)	$3,695,831		$3,786,536	$3,251,062	$2,720,037	$3,093,235	$1,743,562

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.81	%(c)	2.70%	3.08%	2.97%	2.31%	2.08%

Portfolio turnover rate(d)	12%		28%	14%	18%	21%	20%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the year. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® Japan Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2025
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$39.60		$34.18	$30.15	$37.91	$32.60	$30.59

Net investment income(a)	0.30		0.68	0.69	0.70	0.60	0.66

Net realized and unrealized gain (loss)	(1.55)		5.48	3.99	(7.75)	5.25	2.15

Total from investment operations	(1.25)		6.16	4.68	(7.05)	5.85	2.81

Distributions to shareholders from net investment income	(0.32)		(0.74)	(0.65)	(0.71)	(0.54)	(0.80)

Net asset value, end of period	$38.03		$39.60	$34.18	$30.15	$37.91	$32.60

Market price, end of period	$38.41		$39.77	$34.18	$29.78	$37.75	$32.51

Total Return at Net Asset Value(b)	(3.13)%		18.29%	15.69%	(18.76)%	18.02%	9.15%

Net assets, end of period (in 000’s)	$38,031		$23,762	$13,671	$12,059	$15,163	$19,561

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%

Ratio of net investment income to average net assets	1.56	%(c)	1.86%	2.19%	2.03%	1.64%	2.09%

Portfolio turnover rate(d)	12%		25%	17%	21%	21%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Large Cap Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2025
	(Unaudited)		2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$110.95		$88.55	$78.36	$90.95	$70.70	$59.09

Net investment income(a)	0.66		1.27	1.23	1.17	0.96	1.06

Net realized and unrealized gain (loss)	6.04		22.42	10.21	(12.61)	20.21	11.62

Total from investment operations	6.70		23.69	11.44	(11.44)	21.17	12.68

Distributions to shareholders from net investment income	(0.66)		(1.29)	(1.25)	(1.15)	(0.92)	(1.07)

Net asset value, end of period	$116.99		$110.95	$88.55	$78.36	$90.95	$70.70

Market price, end of period	$116.99		$110.96	$88.57	$78.33	$90.91	$70.61

Total Return at Net Asset Value(b)	6.05%		26.98%	14.83%	(12.70)%	30.21%	21.81%

Net assets, end of period (in 000’s)	$13,226,028		$12,721,167	$11,410,473	$11,616,494	$13,769,847	$10,427,895

Ratio of net expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09%	0.09%

Ratio of net investment income to average net assets	1.15	%(c)	1.31%	1.53%	1.36%	1.22%	1.72%

Portfolio turnover rate(d)	9%		17%	11%	12%	16%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® U.S. Small Cap Equity ETF
	For the Six Months		For the Fiscal
	Ended		Year Ended August 31,
	February 28, 2025
	(Unaudited)		2024	2023		2022		2021		2020

Per Share Operating Performance:

Net asset value, beginning of period	$69.11		$58.88	$55.87		$64.97		$43.57		$42.84

Net investment income(a)	0.38	(b)	0.83	0.84	(c)	0.74	(d)	0.53	(e)	0.51

Net realized and unrealized gain (loss)	(1.30)		10.26	2.97		(9.07)		21.35		0.78

Total from investment operations	(0.92)		11.09	3.81		(8.33)		21.88		1.29

Distributions to shareholders from net investment income	(0.55)		(0.86)	(0.80)		(0.77)		(0.48)		(0.56)

Net asset value, end of period	$67.64		$69.11	$58.88		$55.87		$64.97		$43.57

Market price, end of period	$67.60		$69.13	$58.85		$55.92		$64.94		$43.63

Total Return at Net Asset Value(f)	(1.34)%		19.00%	6.95%		(12.95)%		50.45%		3.13%

Net assets, end of period (in 000’s)	$541,124		$514,863	$482,839		$483,270		$412,543		$152,484

Ratio of net expenses to average net assets	0.20	%(g)	0.20%	0.20%		0.20%		0.20%		0.20%

Ratio of net investment income to average net assets	1.08	%(g)	1.35%	1.49	%(c)	1.22	%(d)	0.90	%(e)	1.21%

Portfolio turnover rate(h)	13%		24%	17%		20%		25%		20%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.05 per share and 0.07% of average net assets.
(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.23 per share and 0.41% of average net assets.
(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.21 per share and 0.34% of average net assets.
(e)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.16% of average net assets.
(f)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ACTIVEBETA® ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	ActiveBeta® World Low Vol Plus Equity ETF
	For the Six Months		For the Fiscal		For the Period
	Ended		Year Ended August 31,		March 15, 2022*
	February 28, 2025				to
	(Unaudited)		2024	2023	August 31, 2022

Per Share Operating Performance:

Net asset value, beginning of period	$50.29		$41.30	$37.97	$40.57

Net investment income(a)	0.37		0.90	0.87	0.47

Net realized and unrealized gain (loss)	1.95		8.98	3.30	(2.76)

Total from investment operations	2.32		9.88	4.17	(2.29)

Distributions to shareholders from net investment income	(0.40)		(0.89)	(0.84)	(0.31)

Net asset value, end of period	$52.21		$50.29	$41.30	$37.97

Market price, end of period	$52.14		$50.29	$41.34	$37.98

Total Return at Net Asset Value(b)	4.64%		24.22%	11.15%	(5.65)%

Net assets, end of period (in 000’s)	$1,159,086		$1,000,826	$722,754	$558,112

Ratio of net expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25	%(c)

Ratio of net investment income to average net assets	1.46	%(c)	2.02%	2.22%	2.54	%(c)

Portfolio turnover rate(d)	12%		25%	31%	13%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	Diversified

Goldman Sachs ActiveBeta® Europe Equity ETF	Diversified

Goldman Sachs ActiveBeta® International Equity ETF	Diversified

Goldman Sachs ActiveBeta® Japan Equity ETF	Diversified

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	Diversified

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF	Diversified

Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except for ActiveBeta® World Low Vol Plus Equity ETF, which is listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant

82

GOLDMAN SACHS ACTIVEBETA® ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid quarterly, with the exception of ActiveBeta® Europe Equity ETF and ActiveBeta® Japan Equity ETF, which are paid semiannually. Capital gains distributions, if any, are declared and paid at least annually. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

83

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) —Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2025:

ActiveBeta® Emerging Markets Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$33,906,962	$—	$—

Asia	717,726,109	14,860,710	—

Europe	27,925,043	—	—

North America	14,289,512	—	—

South America	34,672,588	10,871,531	—

Exchange-Traded Fund	6,089,439	—	—

Investment Company	14,332,242	—	—

Securities Lending Reinvestment Vehicle	5,309,576	—	—

Total	$854,251,471	$25,732,241	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ActiveBeta® Europe Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$82,388	$—	$—

Asia	409,566	—	—

Europe	80,002,316	548,115	—

North America	11,549,919	—	—

Oceania	640,753	—	—

South America	36,680	—	—

Investment Company	232,967	—	—

Securities Lending Reinvestment Vehicle	449,435	—	—

Total	$93,404,024	$548,115	$—

Derivative Type

Assets

Futures Contracts(b)	$5,298	$—	$—

ActiveBeta® International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$3,405,229	$—	$—

Asia	861,038,919	—	—

Europe	1,950,429,990	12,875,713	—

North America	632,790,097	2,120,415	—

Oceania	218,720,864	—	—

South America	4,922,054	—	—

Investment Company	2,283,570	—	—

Securities Lending Reinvestment Vehicle	33,821,374	—	—

Total	$3,707,412,097	$14,996,128	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(38,992)	$—	$—

ActiveBeta® Japan Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$37,942,966	$—	$—

Investment Company	9,115	—	—

Securities Lending Reinvestment Vehicle	1,001,371	—	—

Total	$38,953,452	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(120)	$—	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ActiveBeta® U.S. Large Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$67,859,253	$—	$—

North America	13,129,198,844	—	—

Investment Company	16,111,605	—	—

Total	$13,213,169,702	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(324,977)	$—	$—

ActiveBeta® U.S. Small Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$536,683	$—	$—

Asia	2,227,013	—	—

Europe	3,230,289	—	—

North America	527,400,165	339,895	23,612

South America	1,905,517	—	—

Investment Company	4,678,061	—	—

Securities Lending Reinvestment Vehicle	4,347,679	—	—

Total	$544,325,407	$339,895	$23,612

Derivative Type

Liabilities

Futures Contracts(b)	$(301,316)	$—	$—

ActiveBeta® World Low Vol Plus Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$80,961,203	$—	$—

Europe	180,188,341	2,355,993	—

North America	860,950,755	—	—

Oceania	32,113,504	—	—

Investment Company	392,463	—	—

Securities Lending Reinvestment Vehicle	14,486,851	—	—

Total	$1,169,093,117	$2,355,993	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

ActiveBeta® Europe Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$5,298	Variation margin on futures contracts	$—

ActiveBeta® International Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(38,992)

ActiveBeta® Japan Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(120)

ActiveBeta® U.S. Large Cap Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(324,977)

ActiveBeta® U.S. Small Cap Equity ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(301,316)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 28, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

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4. INVESTMENTS IN DERIVATIVES (continued)

ActiveBeta® Emerging Markets Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on Update condition	$(96,508)	$—

ActiveBeta® Europe Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	1,314	3,181

ActiveBeta® International Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(1,522,495)	(693,073)

ActiveBeta® Japan Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(2,881)	460

ActiveBeta® U.S. Large Cap Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	252,965	(436,997)

ActiveBeta® U.S. Small Cap Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(162,949)	(290,891)

ActiveBeta® World Low Vol Plus Equity ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	8,234	(44,819)

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended February 28, 2025, the relevant values for each derivative type was as follows:

Fund	Average Number of Contracts(a)

ActiveBeta® Emerging Markets Equity ETF	34

ActiveBeta® Europe Equity ETF	5

ActiveBeta® International Equity ETF	111

ActiveBeta® Japan Equity ETF	10

ActiveBeta® U.S. Large Cap Equity ETF	34

ActiveBeta® U.S. Small Cap Equity ETF	24

ActiveBeta® World Low Vol Plus Equity ETF	7

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2025, unitary management fees with GSAM were at the following rates for each Fund except the ActiveBeta® Emerging Markets Equity ETF:

Fund	Unitary Management Fee

ActiveBeta® Europe Equity ETF	0.25%

ActiveBeta® International Equity ETF	0.25%

ActiveBeta® Japan Equity ETF	0.25%

ActiveBeta® U.S. Large Cap Equity ETF	0.09%

ActiveBeta® U.S. Small Cap Equity ETF	0.20%

ActiveBeta® World Low Vol Plus Equity ETF	0.25%

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2025, contractual and effective net management fees with GSAM were at the following rate for the ActiveBeta® Emerging Markets Equity ETF:

Fund	Contractual and Effective Net Management Fee

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF	0.40%

B. Management Waiver — The ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF, ActiveBeta® Japan Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF, ActiveBeta® U.S. Small Cap Equity ETF and ActiveBeta® World Low Vol Plus Equity ETF invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Treasury Obligations Fund. For the six months ended February 28, 2025, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

ActiveBeta® Emerging Markets Equity ETF	$ 8,953

ActiveBeta® Europe Equity ETF	191

ActiveBeta® International Equity ETF	8,790

ActiveBeta® Japan Equity ETF	61

ActiveBeta® U.S. Large Cap Equity ETF	18,870

ActiveBeta® U.S. Small Cap Equity ETF	2,624

ActiveBeta® World Low Vol Plus Equity ETF	1,599

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the ActiveBeta® Emerging Markets Equity ETF (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the ActiveBeta® Emerging Markets Equity ETF is 0.05%. This Other Expense limitation will remain in effect permanently and GSAM may not terminate the arrangement without the approval of the Trustees.

For the six months ended February 28, 2025, these expense reimbursements amounted to $629,527.

D. Other Transactions with Affiliates — The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Funds’ investments in The Goldman Sachs Financial Square Treasury Obligations Fund for the six months ended February 28, 2025:

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

ActiveBeta® Emerging Markets Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$ 33,344,079	$82,912,911	$(101,924,748)	$14,332,242	14,332,242	$224,172

ActiveBeta® Europe Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	100,696	904,370	(772,099)	232,967	232,967	4,806

ActiveBeta® International Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	14,915,804	51,905,539	(64,537,773)	2,283,570	2,283,570	224,758

ActiveBeta® Japan Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Shares

	63,992	409,803	(464,680)	9,115	9,115	1,526

ActiveBeta® ® U.S. Large Cap Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	11,120,844	99,300,096	(94,309,335)	16,111,605	16,111,605	482,955

ActiveBeta® U.S. Small Cap Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	2,136,174	13,273,641	(10,731,754)	4,678,061	4,678,061	66,975

ActiveBeta® World Low Vol Plus Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Shares

	1,037,620	12,167,467	(12,812,624)	392,463	392,463	41,210

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6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets. Share activity is as follows:

	Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	150,000	$5,715,467

Shares redeemed	(1,950,000)	(64,393,905)	(4,650,000)	(142,324,464)

NET DECREASE IN SHARES	(1,950,000)	$(64,393,905)	(4,500,000)	$(136,608,997)

	Goldman Sachs ActiveBeta® Europe Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,350,000	$48,345,387	800,000	$29,280,613

Shares redeemed	—	—	(50,000)	(1,700,198)

NET INCREASE IN SHARES	1,350,000	$48,345,387	750,000	$27,580,415

	Goldman Sachs ActiveBeta® International Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	2,400,000	$85,998,931	1,500,000	$46,484,328

Shares redeemed	(3,800,000)	(134,198,499)	(500,000)	(16,729,868)

NET INCREASE (DECREASE) IN SHARES	(1,400,000)	$(48,199,568)	1,000,000	$29,754,460

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs ActiveBeta® Japan Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	400,000	$15,041,985	200,000	$7,419,872

Shares redeemed	—	—	—	—

NET INCREASE IN SHARES	400,000	$15,041,985	200,000	$7,419,872

	Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	7,800,000	$896,191,629	8,150,000	$772,702,058

Shares redeemed	(9,400,000)	(1,105,311,101)	(22,350,000)	(2,113,564,319)

NET DECREASE IN SHARES	(1,600,000)	$(209,119,472)	(14,200,000)	$(1,340,862,261)

	Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	700,000	$50,145,343	850,000	$53,050,343

Shares redeemed	(150,000)	(10,872,535)	(1,600,000)	(101,090,288)

NET INCREASE (DECREASE) IN SHARES	550,000	$39,272,808	(750,000)	$(48,039,945)

	Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	3,100,000	$157,152,714	3,800,000	$173,772,285

Shares redeemed	(800,000)	(41,003,733)	(1,400,000)	(62,814,367)

NET INCREASE IN SHARES	2,300,000	$116,148,981	2,400,000	$110,957,918

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7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2025 were as follows:

Fund	Purchases	Sales

ActiveBeta® Emerging Markets Equity ETF	$117,748,152	$176,915,964

ActiveBeta® Europe Equity ETF	10,000,765	10,032,579

ActiveBeta® International Equity ETF	515,294,917	438,971,482

ActiveBeta® Japan Equity ETF	3,948,486	4,013,531

ActiveBeta® U.S. Large Cap Equity ETF	1,189,050,581	1,187,096,302

ActiveBeta® U.S. Small Cap Equity ETF	67,391,058	70,928,341

ActiveBeta® World Low Vol Plus Equity ETF	125,421,051	123,931,189

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2025 were as follows:

Fund	Purchases	Sales

ActiveBeta® Emerging Markets Equity ETF	$—	$15,706,794

ActiveBeta® Europe Equity ETF	48,333,548	—

ActiveBeta® International Equity ETF	—	133,358,546

ActiveBeta® Japan Equity ETF	14,968,282	—

ActiveBeta® U.S. Large Cap Equity ETF	890,432,301	1,105,504,564

ActiveBeta® U.S. Small Cap Equity ETF	50,100,157	10,865,240

ActiveBeta® World Low Vol Plus Equity ETF	155,497,717	41,159,051

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is

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GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

8. SECURITIES LENDING (continued)

managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2025 are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2025.

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025

ActiveBeta® Emerging Markets Equity ETF	$2,732,799	$36,781,593	$(34,204,816)	$5,309,576

ActiveBeta® Europe Equity ETF	231,612	3,875,778	(3,657,955)	449,435

ActiveBeta® International Equity ETF	54,806,952	460,296,599	(481,282,177)	33,821,374

ActiveBeta® Japan Equity ETF	79,131	5,442,216	(4,519,976)	1,001,371

ActiveBeta® U.S. Large Cap Equity ETF	—	27,232,783	(27,232,783)	—

ActiveBeta® U.S. Small Cap Equity ETF	5,579,452	20,289,870	(21,521,643)	4,347,679

ActiveBeta® World Low Vol Plus Equity ETF	4,770,593	71,573,543	(61,857,285)	14,486,851

9. TAX INFORMATION

As of the Funds’ most recent fiscal year ended August 31, 2024, the Fund’s capital loss carryforward and certain timing differences on a tax-basis were as follow:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF	ActiveBeta® U.S. Large Cap Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(40,086,127)	$(1,271,861)	$(117,085,309)	$(556,508)	$(365,857,541)

Perpetual Long-Term	(27,856,369)	(2,495,490)	(162,459,587)	(1,090,217)	(457,930,557)

Total capital loss carryforwards	(67,942,496)	(3,767,351)	(279,544,896)	(1,646,725)	(823,788,098)

Timing differences — (Post October Capital Loss Deferral)	(14,831,492)	(54,425)	(30,168,892)	(490,820)	(118,289,299)

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GOLDMAN SACHS ACTIVEBETA® ETFS

9. TAX INFORMATION (continued)

	ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Low Vol Plus Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(15,415,100)	$(21,498,807)

Perpetual Long-Term	(13,604,567)	(8,892,591)

Total capital loss carryforwards	(29,019,667)	(30,391,398)

Timing differences — (Post October Capital Loss Deferral)	(12,427,662)	(13,898,070)

As of February 28, 2025 the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	ActiveBeta® Emerging Markets Equity ETF	ActiveBeta® Europe Equity ETF	ActiveBeta® International Equity ETF	ActiveBeta® Japan Equity ETF

Tax Cost	$732,133,394	$86,752,395	$2,946,490,059	$34,520,967

Gross unrealized gain	257,118,331	9,290,380	894,730,026	5,381,032

Gross unrealized loss	(109,268,013)	(2,090,636)	(118,811,860)	(948,547)

Net unrealized gain (loss)	$147,850,318	$7,199,744	$775,918,166	$4,432,485

		ActiveBeta® U.S. Large Cap Equity ETF	ActiveBeta® U.S. Small Cap Equity ETF	ActiveBeta® World Low Vol Plus Equity ETF

Tax Cost		$8,432,946,574	$488,831,513	$947,518,727

Gross unrealized gain		5,047,688,514	117,388,778	238,580,496

Gross unrealized loss		(267,465,386)	(61,531,377)	(14,650,113)

Net unrealized gain (loss)		$4,780,223,128	$55,857,401	$223,930,383

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and differences in the tax treatment of partnership investments, and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a reference index if applicable), including fundamental information that may be based on assumptions and estimates. Neither a Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or

97

GOLDMAN SACHS ACTIVEBETA® ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

10. OTHER RISKS (continued)

sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s index (an “Index”) in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When an Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and its Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, a Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, a Fund will not concentrate in a particular industry or group of industries.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. A Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of a Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in a Fund and hold its investment solely to facilitate commencement of a Fund or to facilitate a Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a Fund, including on a Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation,

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GOLDMAN SACHS ACTIVEBETA® ETFS

10. OTHER RISKS (continued)

rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) –Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Fund’s financial statements.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

99

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 TRUSTEES (continued) Michael Latham James A. McNamara Lawrence W. Stranghoener OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. ACTBETASAR-25

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025 Goldman Sachs Ultra Short Bond ETF* (GSST) * Effective after the close of business on February 11, 2025, the Goldman Sachs Access Ultra Short Bond ETF was renamed the Goldman Sachs Ultra Short Bond ETF.

Goldman Sachs Ultra Short Bond ETF

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 25.0%
Ally Auto Receivables Trust, Series 2022-1, Class A3
$808,362	3.310%	11/15/26	$805,558
American Express Credit Account Master Trust, Series 2022-3, Class A
2,450,000	3.750	08/15/27	2,441,719
American Express Credit Account Master Trust, Series 2023-1, Class A
2,100,000	4.870	05/15/28	2,112,254
BA Credit Card Trust, Series 2022-A1, Class A1
3,075,000	3.530	11/15/27	3,066,170
BA Credit Card Trust, Series 2022-A2, Class A2
2,100,000	5.000	04/15/28	2,107,529
Barclays Dryrock Issuance Trust, Series 2022-1, Class A
4,500,000	3.070	02/15/28	4,492,258
BSPDF Issuer Ltd., Series 2021-FL1, Class A
(1M U.S. T-Bill MMY + 1.314%)
117,736	5.626	10/15/36(a)(b)	116,929
Chase Auto Owner Trust, Series 2024-2A, Class A2
1,049,492	5.660	05/26/27(a)	1,053,270
Chase Auto Owner Trust, Series 2024-5A, Class A3
2,000,000	4.180	08/27/29(a)	1,991,727
City of San Antonio TX
1,730,000	5.635	02/01/26	1,733,567
Discover Card Execution Note Trust, Series 2022-A2, Class A
4,500,000	3.320	05/15/27	4,489,281
Drive Auto Receivables Trust, Series 2024-2, Class A2
1,168,374	4.940	12/15/27	1,170,155
Exeter Automobile Receivables Trust, Series 2024-5A, Class A2
2,053,111	4.790	04/15/27	2,053,377
Exeter Automobile Receivables Trust, Series 2024-5A, Class A3
1,825,000	4.450	03/15/28	1,823,391
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2
925,000	4.700	09/15/27	925,509
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3
450,000	4.670	08/15/28	451,281
Ford Credit Auto Lease Trust, Series 2024-B, Class A3
2,000,000	4.990	12/15/27	2,015,643
Ford Credit Auto Lease Trust, Series 2025-A, Class A3
2,925,000	4.720	06/15/28	2,941,216
Ford Credit Auto Owner Trust, Series 2020-2, Class A
1,625,000	1.060	04/15/33(a)	1,589,941
Ford Credit Auto Owner Trust, Series 2022-A, Class A3
378,214	1.290	06/15/26	376,537
Ford Credit Auto Owner Trust, Series 2024-C, Class A3
2,025,000	4.070	07/15/29	2,017,153
GM Financial Automobile Leasing Trust, Series 2023-2, Class A3
3,678,999	5.050	07/20/26	3,685,737
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3
3,500,000	5.380	11/20/26	3,511,598
GM Financial Automobile Leasing Trust, Series 2024-3, Class A3
2,700,000	4.210	10/20/27	2,688,901
GM Financial Consumer Automobile Receivables Trust, Series 2022-1, Class A3
842,463	1.260	11/16/26	836,775
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3
2,475,000	4.620	12/17/29	2,488,630

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
$1,500,000	5.340%	06/15/28(a)	$1,516,073
Honda Auto Receivables 2021-4 Owner Trust, Series 2021-4, Class A3
212,069	0.880	01/21/26	211,199
Honda Auto Receivables 2023-2 Owner Trust, Series 2023-2, Class A2
242,607	5.410	04/15/26	242,777
Honda Auto Receivables 2023-4 Owner Trust, Series 2023-4, Class A2
1,023,572	5.870	06/22/26	1,026,815
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
2,400,000	5.410	05/17/27(a)	2,426,660
Hyundai Auto Receivables Trust, Series 2021-C, Class A3
40,471	0.740	05/15/26	40,416
Hyundai Auto Receivables Trust, Series 2022-C, Class A3
2,410,525	5.390	06/15/27	2,419,893
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
2,519,681	4.580	04/15/27	2,519,312
Hyundai Auto Receivables Trust, Series 2023-C, Class A2A
1,176,234	5.800	01/15/27	1,180,489
Hyundai Auto Receivables Trust, Series 2024-B, Class A3
1,925,000	4.840	03/15/29	1,943,682
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A2A
2,925,000	4.630	05/15/28(a)	2,930,924
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2A
1,668,258	4.570	12/15/26	1,668,659
Nelnet Student Loan Trust, Series 2016-1A, Class A
(SOFR + 0.914%)
197,169	5.266	09/25/65(a)(b)	196,935
New Jersey Transportation Trust Fund Authority, Series BB
2,890,000	5.093	06/15/25	2,894,886
Rhode Island Student Loan Authority, Series 2012-1, Class A1
(SOFR + 1.014%)
285,591	5.549	07/01/31(b)	283,428
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2
2,991,556	4.880	09/15/27	2,994,205
Santander Drive Auto Receivables Trust, Series 2025-1, Class A2
675,000	4.760	08/16/27	675,601
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3
1,575,000	4.740	01/16/29	1,579,509
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A3
213,838	0.710	04/15/26	212,951
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A3
1,499,992	5.300	09/15/27	1,507,824
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3
2,100,000	4.880	03/15/29	2,118,371
Toyota Lease Owner Trust, Series 2024-A, Class A3
3,000,000	5.250	04/20/27(a)	3,022,153
Toyota Lease Owner Trust, Series 2024-B, Class A3
3,250,000	4.210	09/20/27(a)	3,234,539
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A2A
3,125,000	4.650	11/22/27	3,130,883

			92,964,290

1988 CLO 3 Ltd., Series 2023-3A, Class A1
(3M U.S. T-Bill MMY + 2.000%)
6,500,000	6.302	10/15/38(a)(b)	6,550,869

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
AGL CLO 16 Ltd., Series 2021-16A, Class AR
(3M U.S. T-Bill MMY + 0.950%)
$2,270,000	5.275%	01/20/35(a)(b)	$2,269,982
AGL CLO 5 Ltd., Series 2020-5A, Class A1RR
(3M U.S. T-Bill MMY + 0.938%)
4,000,000	5.232	07/20/34(a)(b)	4,008,244
ARES LII CLO Ltd., Series 2019-52A, Class A1RR
(3M U.S. T-Bill MMY + 0.880%)
3,800,000	5.181	04/22/31(a)(b)	3,800,638
Bain Capital Credit CLO, Series 2018-2A, Class A1R
(3M U.S. T-Bill MMY + 1.080%)
689,246	5.373	07/19/31(a)(b)	690,093
BlueMountain CLO Ltd., Series 2013-2A, Class A1R
(3M U.S. T-Bill MMY + 1.442%)
99,250	5.732	10/22/30(a)(b)	99,362
Bryant Park Funding Ltd., Series 2023-21A, Class A1
(3M U.S. T-Bill MMY + 2.050%)
4,200,000	6.343	10/18/36(a)(b)	4,233,293
CarVal CLO II Ltd., Series 2019-1A, Class AR2
(3M U.S. T-Bill MMY + 1.020%)
2,457,435	5.313	04/20/32(a)(b)	2,459,659
Cedar Funding Ltd., Series 2018-7A, Class AR
(3M U.S. T-Bill MMY + 1.080%)
568,184	5.373	01/20/31(a)(b)	568,184
CIFC Falcon 2020 Ltd., Series 2019-FAL, Class A
(3M U.S. T-Bill MMY + 1.262%)
3,800,000	5.555	01/20/33(a)(b)	3,805,780
CIFC Funding Ltd., Series 2017-2A, Class AR
(3M U.S. T-Bill MMY + 1.212%)
254,154	5.505	04/20/30(a)(b)	254,569
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR3
(3M U.S. T-Bill MMY + 1.070%)
4,000,000	5.363	04/20/34(a)(b)	4,010,996
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(3M U.S. T-Bill MMY + 1.162%)
89,427	5.464	04/15/29(a)(b)	89,481
Flatiron CLO 19 Ltd., Series 2019-1A, Class AR
(3M U.S. T-Bill MMY + 1.342%)
908,923	5.665	11/16/34(a)(b)	913,857
Fort Greene Park CLO LLC, Series 2025-2A, Class AR
(3M U.S. T-Bill MMY + 0.950%)
6,000,000	5.267	04/22/34(a)(b)	5,999,976

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Jamestown CLO XV Ltd., Series 2020-15A, Class A1R
(3M U.S. T-Bill MMY + 1.370%)
$4,400,000	5.672%	07/15/35(a)(b)	$4,407,273
LCM XV LP, Series 2021-15A, Class AR2
(3M U.S. T-Bill MMY + 1.262%)
190,785	5.555	07/20/30(a)(b)	190,916
Marathon CLO XIII Ltd., Series 2019-1A, Class AAR2
(3M U.S. T-Bill MMY + 1.200%)
1,920,380	5.502	04/15/32(a)(b)	1,922,618
Mountain View CLO XVI Ltd., Series 2022-1A, Class A1R
(3M U.S. T-Bill MMY + 1.460%)
2,325,000	5.762	04/15/34(a)(b)	2,329,766
Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class AR
(3M U.S. T-Bill MMY + 1.250%)
3,075,000	5.540	07/23/36(a)(b)	3,087,955
TCW CLO Ltd., Series 2022-1A, Class A1
(3M U.S. T-Bill MMY + 1.340%)
3,500,000	5.630	04/22/33(a)(b)	3,508,600
Trinitas CLO VI Ltd., Series 2017-6A, Class ARRR
(3M U.S. T-Bill MMY + 1.330%)
5,900,000	5.630	01/25/34(a)(b)	5,916,732
Trysail CLO Ltd., Series 2021-1A, Class A1
(3M U.S. T-Bill MMY + 1.300%)
2,626,114	5.590	07/20/32(a)(b)	2,625,326
Venture 34 CLO Ltd., Series 2018-34A, Class AR
(3M U.S. T-Bill MMY + 1.280%)
2,551,725	5.582	10/15/31(a)(b)	2,556,430
Zais CLO 13 Ltd., Series 2019-13A, Class A1AR
(3M U.S. T-Bill MMY + 1.300%)
1,181,118	5.602	07/15/32(a)(b)	1,181,970

			67,482,569

American Express Credit Account Master Trust, Series 2022-2, Class A
6,000,000	3.390	05/15/27	5,985,849
Bank of America Auto Trust, Series 2023-2A, Class A2
397,486	5.850	08/17/26(a)	398,032
Barclays Dryrock Issuance Trust, Series 2023-2, Class A
(SOFR + 0.900%)
2,050,000	5.239	08/15/28(b)	2,056,792
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
8,975,000	3.490	05/15/27	8,955,409
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
3,000,000	4.950	10/15/27	3,007,920
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
1,300,000	5.230	12/08/27	1,308,001
Discover Card Execution Note Trust, Series 2023-A1, Class A
2,925,000	4.310	03/15/28	2,924,701

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
$803,565	5.680%	09/15/26	$805,505
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
2,595,000	4.710	02/15/28	2,602,238

			28,044,447

TOTAL ASSET-BACKED SECURITIES (Cost $187,723,096)			188,491,306

Foreign Corporate Debt – 21.0%

Aerospace & Defense – 0.8%
BAE Systems Holdings, Inc. (United Kingdom)
6,081,000	3.850	12/15/25(a)	6,038,577

Banks – 16.4%
Bank of Montreal (Canada)
(SOFR + 0.429%)
2,014,000	4.588	12/11/26(b)	2,015,789
(SOFRINDX + 1.160%)
2,983,000	5.557	12/11/26(b)	3,012,761
Bank of Montreal, MTN (Canada)
2,900,000	4.850	07/30/26	2,898,857
Bank of Nova Scotia (The) (Canada)
1,866,000	5.450	06/12/25	1,869,946
1,076,000	1.300	09/15/26	1,026,556
Banque Federative du Credit Mutuel SA (France)
(SOFRINDX + 1.400%)
2,251,000	5.767	07/13/26(a)(b)	2,274,601
(SOFR + 1.130%)
2,896,000	5.506	01/23/27(a)(b)	2,915,435
Barclays PLC (United Kingdom)
(SOFR + 2.714%)
1,518,000	2.852	05/07/26(b)	1,512,810
(US 1 Year CMT T-Note + 3.050%)
1,895,000	7.325	11/02/26(b)	1,926,626
BNP Paribas SA (France)
(SOFR + 2.074%)
3,107,000	2.219	06/09/26(a)(b)	3,085,494
BPCE SA (France)
(SOFR + 0.960%)
1,650,000	5.331	09/25/25(a)(b)	1,655,045
3,133,000	5.100	01/26/26(a)	3,139,084
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 1.220%)
1,851,000	5.586	10/02/26(b)	1,869,746
(SOFR + 0.940%)
2,877,000	5.311	06/28/27(b)	2,893,312
Credit Agricole SA (France)
(SOFR + 1.676%)
2,110,000	1.907	06/16/26(a)(b)	2,092,610
1,818,000	5.589	07/05/26(a)	1,844,885
(SOFR + 0.870%)
2,500,000	5.267	03/11/27(a)(b)	2,510,955
Danske Bank A/S (Denmark)
(US 1 Year CMT T-Note + 1.350%)
2,069,000	1.621	09/11/26(a)(b)	2,037,376

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Deutsche Bank AG (Germany)
(SOFR + 3.190%)
$3,433,000	6.119%	07/14/26(b)	$3,448,004
Federation des Caisses Desjardins du Quebec (Canada)
(SOFR + 0.630%)
4,400,000	5.008	01/27/27(a)(b)	4,407,025
HSBC Holdings PLC (United Kingdom)
(SOFR + 1.929%)
1,836,000	2.099	06/04/26(b)	1,823,960
(3M U.S. T-Bill MMY + 1.609%)
2,123,000	4.292	09/12/26(b)	2,117,691
ING Groep NV (Netherlands)
(SOFR + 1.640%)
1,000,000	3.869	03/28/26(b)	999,418
(SOFRINDX + 1.640%)
2,000,000	6.011	03/28/26(b)	2,002,142
(US 1 Year CMT T-Note + 1.100%)
1,750,000	1.400	07/01/26(a)(b)	1,731,671
Intesa Sanpaolo SpA (Italy)
2,947,000	7.000	11/21/25(a)	2,988,711
Macquarie Bank Ltd. (Australia)
(SOFRINDX + 0.920%)
2,462,000	5.286	07/02/27(a)(b)	2,479,167
Macquarie Group Ltd. (Australia)
(SOFR + 1.069%)
3,525,000	1.340	01/12/27(a)(b)	3,427,645
Mitsubishi UFJ Financial Group, Inc. (Japan)
2,566,000	3.850	03/01/26	2,550,261
Mizuho Financial Group, Inc. (Japan)
1,421,000	2.839	09/13/26	1,388,644
National Bank of Canada (Canada)
(SOFR + 0.557%)
3,265,000	4.702	03/05/27(b)(c)	3,266,318
NatWest Markets PLC (United Kingdom)
2,937,000	1.600	09/29/26(a)	2,806,940
(SOFR + 0.900%)
3,000,000	5.280	05/17/27(a)(b)	3,011,642
Royal Bank of Canada (Canada)
1,208,000	3.375	04/14/25	1,206,180
Royal Bank of Canada, GMTN (Canada)
(SOFRINDX + 0.720%)
2,950,000	5.092	10/18/27(b)	2,955,050
Skandinaviska Enskilda Banken AB (Sweden)
1,532,000	1.200	09/09/26(a)	1,461,656
(SOFR + 0.890%)
2,427,000	5.304	03/05/27(a)(b)	2,442,516
Societe Generale SA (France)
(SOFR + 1.100%)
9,345,000	5.481	02/19/27(a)(b)	9,390,894
Standard Chartered PLC (United Kingdom)
(US 1 Year CMT T-Note + 2.050%)
1,000,000	6.170	01/09/27(a)(b)	1,011,893
(US 1 Year CMT T-Note + 1.000%)
4,906,000	1.456	01/14/27(a)(b)	4,772,045

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)

Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
$2,872,000	3.784%	03/09/26	$2,854,194
2,388,000	2.632	07/14/26	2,329,698
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.980%)
3,000,000	5.394	09/10/27(a)(b)	3,032,980
Svenska Handelsbanken AB (Sweden)
1,268,000	3.650	06/10/25(a)	1,263,794
(SOFR + 1.250%)
1,807,000	5.638	06/15/26(a)(b)	1,826,794
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.620%)
1,802,000	5.005	12/17/26(b)	1,805,317
(SOFR + 0.820%)
3,142,000	5.198	01/31/28(b)	3,145,969
Toronto-Dominion Bank (The), MTN (Canada)
(SOFR + 1.080%)
2,356,000	5.451	07/17/26(b)	2,377,487
UBS Group AG (Switzerland)
1,710,000	4.125	04/15/26(a)	1,702,411
(SOFRINDX + 0.980%)
786,000	1.305	02/02/27(a)(b)	762,769

			123,372,774

Consumer Cyclical – 1.9%
BMW U.S. Capital LLC (Germany)
(SOFRINDX + 0.800%)
2,241,000	5.178	08/13/26(a)(b)	2,249,372
Mercedes-Benz Finance North America LLC (Germany)
2,131,000	4.875	07/31/26(a)	2,143,536
Volkswagen Group of America Finance LLC (Germany)
1,427,000	3.350	05/13/25(a)	1,422,008
2,477,000	4.625	11/13/25(a)	2,473,694
1,203,000	5.400	03/20/26(a)	1,208,622
3,300,000	4.900	08/14/26(a)	3,304,455
(SOFR + 0.930%)
1,467,000	5.324	09/12/25(a)(b)	1,468,138

			14,269,825

Distributors – 0.7%
Daimler Truck Finance North America LLC (Germany)
(SOFR + 0.840%)
5,448,000	5.209	01/13/28(a)(b)	5,455,629

Financial Company – 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
1,114,000	6.500	07/15/25	1,119,465
3,474,000	2.450	10/29/26	3,349,110

			4,468,575

Insurance – 0.3%
Great-West Lifeco U.S. Finance 2020 LP (Canada)
2,179,000	0.904	08/12/25(a)	2,140,786

Wireless – 0.3%
NTT Finance Corp. (Japan)
2,010,000	1.162	04/03/26(a)	1,939,592

TOTAL FOREIGN CORPORATE DEBT (Cost $157,165,874)			157,685,758

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 19.5%

Agriculture – 0.1%
Bunge Ltd. Finance Corp.
$1,000,000	3.250%	08/15/26	$981,365

Banks – 8.6%
American Express Co.
(SOFR + 0.999%)
846,000	4.990	05/01/26(b)	846,299
(SOFRINDX + 1.350%)
1,116,000	5.728	10/30/26(b)	1,122,428
(SOFR + 0.750%)
5,917,000	5.126	04/23/27(b)	5,938,236
Bank of America NA
(SOFR + 1.020%)
1,695,000	5.400	08/18/26(b)	1,708,188
Charles Schwab Corp. (The)
(SOFRINDX + 0.520%)
1,259,000	4.898	05/13/26(b)	1,259,646
Citibank NA
3,542,000	4.929	08/06/26	3,567,739
(SOFRINDX + 1.060%)
1,776,000	5.477	12/04/26(b)	1,793,043
(SOFR + 0.712%)
3,500,000	5.092	11/19/27(b)	3,509,758
Citigroup Global Markets Holdings, Inc., MTN
3,369,000	4.800	12/19/25	3,366,871
HSBC USA, Inc.
(SOFR + 0.960%)
6,727,000	5.377	03/04/27(b)	6,763,975
JPMorgan Chase & Co.
(3M U.S. T-Bill MMY + 1.585%)
3,342,000	2.005	03/13/26(b)	3,339,575
(SOFR + 0.800%)
3,034,000	1.045	11/19/26(b)	2,958,091
Manufacturers & Traders Trust Co.
5,828,000	4.650	01/27/26	5,823,702
Morgan Stanley
(SOFR + 1.990%)
1,281,000	2.188	04/28/26(b)	1,276,114
(SOFR + 1.669%)
1,606,000	4.679	07/17/26(b)	1,606,333
Morgan Stanley Bank NA
(SOFR + 1.165%)
1,529,000	5.541	10/30/26(b)	1,546,465
(SOFR + 0.685%)
1,552,000	5.053	10/15/27(b)	1,555,357
National Securities Clearing Corp.
2,956,000	5.150	06/26/26(a)	2,991,494
PNC Bank NA
1,504,000	3.250	06/01/25	1,498,365
(SOFR + 0.504%)
3,718,000	4.775	01/15/27(b)	3,724,921
(SOFR + 0.500%)
2,657,000	4.868	01/15/27(b)	2,657,931
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.085%)
794,000	4.758	01/26/27(b)	794,575

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
State Street Corp.
(SOFR + 0.845%)
$1,383,000	5.224%	08/03/26(b)	$1,390,925
(SOFR + 0.640%)
1,299,000	5.013	10/22/27(b)	1,302,615
U.S. Bancorp
(SOFR + 1.430%)
790,000	5.727	10/21/26(b)	795,098
Wells Fargo & Co.
(SOFR + 2.000%)
1,957,000	2.188	04/30/26(b)	1,949,159

			65,086,903

Brokerage – 0.8%
Jefferies Financial Group, Inc., MTN
4,073,000	5.000	02/10/26	4,075,455
Nasdaq, Inc.
1,600,000	5.650	06/28/25	1,602,508

			5,677,963

Capital Goods – 0.3%
General Electric Co., MTN
(3M U.S. T-Bill MMY + 0.642%)
1,469,000	4.945	05/05/26(b)	1,474,698
John Deere Capital Corp.
(SOFR + 0.680%)
1,134,000	5.046	07/15/27(b)	1,138,979

			2,613,677

Consumer Cyclical – 1.4%
American Honda Finance Corp., GMTN
(SOFR + 0.710%)
1,573,000	5.075	07/09/27(b)	1,573,687
eBay, Inc.
1,500,000	5.900	11/22/25	1,511,544
General Motors Co.
728,000	6.125	10/01/25	732,321
General Motors Financial Co., Inc.
1,355,000	2.750	06/20/25	1,345,859
1,629,000	5.250	03/01/26	1,633,997
(SOFRINDX + 1.050%)
2,568,000	5.418	07/15/27(b)	2,574,153
Lennar Corp.
1,042,000	4.750	05/30/25	1,040,542

			10,412,103

Distributors – 1.6%
Hyundai Capital America
1,370,000	5.450	06/24/26(a)	1,384,159
(SOFR + 1.500%)
3,000,000	5.860	01/08/27(a)(b)	3,037,869
(SOFR + 1.030%)
3,327,000	5.399	09/24/27(a)(b)	3,344,973
(SOFR + 0.920%)
3,915,000	5.282	01/07/28(a)(b)	3,926,017

			11,693,018

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Electric – 0.8%
National Rural Utilities Cooperative Finance Corp., GMTN
(SOFR + 0.800%)
$3,154,000	5.177%	02/05/27(b)	$3,174,779
Southwestern Electric Power Co., Series K
2,560,000	2.750	10/01/26	2,485,977

			5,660,756

Energy – 0.3%
Williams Cos., Inc. (The)
2,565,000	5.400	03/02/26	2,584,755

Financial Company – 0.8%
Air Lease Corp.
1,081,000	3.375	07/01/25	1,075,870
1,266,000	1.875	08/15/26	1,216,995
Air Lease Corp., MTN
3,538,000	2.875	01/15/26	3,483,755

			5,776,620

Food and Beverage – 0.3%
Keurig Dr Pepper, Inc.
(SOFRINDX + 0.880%)
1,908,000	5.268	03/15/27(b)	1,922,333

Healthcare – 0.4%
GE HealthCare Technologies, Inc.
2,965,000	5.600	11/15/25	2,977,995

Insurance – 2.9%
Corebridge Global Funding
1,061,000	5.350	06/24/26(a)	1,072,756
(SOFR + 0.750%)
3,560,000	5.113	01/07/28(a)(b)	3,558,593
Equitable Financial Life Global Funding
1,757,000	5.500	12/02/25(a)	1,768,485
1,211,000	1.000	01/09/26(a)	1,175,893
Guardian Life Global Funding
390,000	1.100	06/23/25(a)	385,526
Jackson National Life Global Funding
4,584,000	4.900	01/13/27(a)	4,605,797
(SOFR + 0.970%)
4,000,000	5.337	01/14/28(a)(b)	4,026,398
New York Life Global Funding
(SOFR + 0.580%)
801,000	4.962	08/28/26(a)(b)	802,856
Pacific Life Global Funding II
(SOFRINDX + 1.050%)
3,765,000	5.427	07/28/26(a)(b)	3,797,975
Protective Life Global Funding
939,000	1.618	04/15/26(a)	909,460

			22,103,739

Revenue – 0.9%
Baylor Scott & White Holdings, Series 2021
290,000	0.827	11/15/25	280,561
PeaceHealth Obligated Group, Series 2020
21,000	1.375	11/15/25	20,477
UPMC, Series D-1
6,395,000	3.600	04/03/25	6,380,855

			6,681,893

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Technology – 0.2%
Dell International LLC / EMC Corp.
$502,000	6.020%	06/15/26	$509,194
Intel Corp.
983,000	3.400	03/25/25	981,588

			1,490,782

Transportation – 0.1%
ERAC USA Finance LLC
1,000,000	3.300	12/01/26(a)	979,910

TOTAL CORPORATE OBLIGATIONS (Cost $146,116,770)			146,643,812

Mortgage-Backed Securities – 15.1%

BBCMS Mortgage Trust, Series 2018-C2, Class ASB
398,632	4.236	12/15/51	391,766
BX, Series 2021-MFM1, Class A
(1M U.S. T-Bill MMY + 0.814%)
38,100	5.126	01/15/34(a)(b)	38,016
BX Trust, Series 2021-ARIA, Class A
(1M U.S. T-Bill MMY + 1.014%)
1,300,000	5.326	10/15/36(a)(b)	1,298,126
BXHPP Trust, Series 2021-FILM, Class A
(1M U.S. T-Bill MMY + 0.764%)
1,850,000	5.076	08/15/36(a)(b)	1,804,456
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
4,145,000	3.865	01/10/48	4,109,894
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4
3,000,000	3.778	09/10/58	2,977,033
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3,000,000	3.717	09/15/48	2,969,479
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3
2,738,532	3.050	04/10/49	2,705,436
COMM Mortgage Trust, Series 2015-CR25, Class A3
1,877,302	3.505	08/10/48	1,873,496
COMM Mortgage Trust, Series 2015-CR26, Class ASB
75,687	3.373	10/10/48	75,513
COMM Mortgage Trust, Series 2016-DC2, Class A4
467,107	3.497	02/10/49	464,257
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
7,299	3.505	04/15/50	7,285
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3,020,000	3.718	08/15/48	3,002,152
DBJPM Mortgage Trust, Series 2016-C3, Class ASB
99,899	2.756	08/10/49	98,749
Extended Stay America Trust, Series 2021-ESH, Class A
(1M U.S. T-Bill MMY + 1.194%)
1,257,996	5.506	07/15/38(a)(b)	1,257,997
Federal Home Loan Mortgage Corporation
9,597,026	6.500	06/01/54	10,005,785
Federal National Mortgage Association
9,000,000	5.500	TBA-15yr(d)	9,137,110

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FHLMC REMIC
(RFUCCT1Y + 1.797%)
$2,274,999	7.063%	10/01/43(b)	$2,371,693
(RFUCCT1Y + 1.777%)
474,291	7.191	10/01/44(b)	487,521
(RFUCCT1Y + 1.621%)
4,097,774	6.865	01/01/46(b)	4,205,565
FHLMC REMIC, Series 2003-2682, Class FB
(SOFR + 1.014%)
104,327	5.353	10/15/33(b)	105,081
FHLMC REMIC, Series 2003-2711, Class FA
(SOFR + 1.114%)
103,463	5.453	11/15/33(b)	104,567
FHLMC REMIC, Series 2005-3033, Class FG
(SOFR + 0.464%)
352,347	4.803	09/15/35(b)	348,828
FHLMC REMIC, Series 2007-3298, Class FC
(SOFR + 0.534%)
75,906	4.873	04/15/37(b)	74,920
FHLMC REMIC, Series 2007-3314, Class FC
(SOFR + 0.514%)
16,982	4.853	12/15/36(b)	16,815
FHLMC REMIC, Series 2007-3316, Class FB
(SOFR + 0.414%)
414,660	4.753	08/15/35(b)	410,136
FHLMC REMIC, Series 2007-3371, Class FA
(SOFR + 0.714%)
89,999	5.053	09/15/37(b)	89,627
FHLMC REMIC, Series 2009-3593, Class CF
(SOFR + 0.714%)
937,456	5.053	02/15/36(b)	936,447
FHLMC REMIC, Series 2012-4040, Class FW
(SOFR + 0.484%)
246,307	4.823	05/15/32(b)	245,281
FHLMC REMIC, Series 2012-4057, Class FE
(SOFR + 0.564%)
624,987	4.903	06/15/42(b)	618,743
FHLMC REMIC, Series 2012-4068, Class UF
(SOFR + 0.614%)
150,195	4.953	06/15/42(b)	148,311
FHLMC REMIC, Series 2012-4098, Class MF
(SOFR + 0.414%)
88,547	4.753	11/15/41(b)	88,215
FHLMC REMIC, Series 2012-4107, Class MF
(SOFR + 0.514%)
1,311,547	4.853	09/15/42(b)	1,294,677
FHLMC REMIC, Series 2012-4126, Class GF
(SOFR + 0.514%)
1,802,755	4.853	11/15/42(b)	1,777,749
FHLMC REMIC, Series 2013-4203, Class QF
(SOFR + 0.364%)
817,952	4.703	05/15/43(b)	806,737
FHLMC REMIC, Series 2013-4215, Class NF
(SOFR + 0.464%)
588,556	4.803	06/15/43(b)	576,330
FHLMC REMIC, Series 2013-4248, Class FL
(SOFR + 0.564%)
57,665	4.903	05/15/41(b)	57,240

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FHLMC REMIC, Series 2013-4263, Class FB
(SOFR + 0.514%)
$41,023	4.853%	11/15/43(b)	$40,551
FHLMC REMIC, Series 2013-4272, Class FD
(SOFR + 0.464%)
42,754	4.803	11/15/43(b)	42,239
FHLMC REMIC, Series 2018-4787, Class ZS
603,447	5.000	07/01/48	605,305
FHLMC REMIC, Series 2018-4818, Class FC
(SOFR + 0.414%)
170,809	4.753	04/15/48(b)	165,346
FHLMC REMIC, Series 2018-4852, Class BF
(SOFR + 0.514%)
1,119,693	4.853	12/15/48(b)	1,094,628
FHLMC REMIC, Series 2019-4897, Class F
(SOFR + 0.514%)
883,617	4.853	07/15/49(b)	870,301
FHLMC REMIC, Series 2019-4903, Class F
(SOFR + 0.564%)
139,031	4.903	09/15/48(b)	135,628
FHLMC REMIC, Series 2019-4906, Class NF
(SOFR + 0.514%)
1,090,100	5.049	03/15/38(b)	1,064,279
FHLMC REMIC, Series 2019-4942, Class FA
(SOFR + 0.614%)
901,454	4.966	01/25/50(b)	879,455
FHLMC REMIC, Series 2020-5002, Class FJ
(SOFR + 0.514%)
152,781	4.866	07/25/50(b)	148,826
FHLMC STRIPS, Series 2006-239, Class F22
(SOFR + 0.464%)
128,482	4.803	08/15/36(b)	127,097
FHLMC STRIPS, Series 2006-239, Class F30
(SOFR + 0.414%)
321,204	4.753	08/15/36(b)	317,430
FNMA REMIC, Series 2002-53, Class FY
(SOFR + 0.614%)
129,279	4.966	08/25/32(b)	129,055
FNMA REMIC, Series 2004-54, Class FL
(SOFR + 0.514%)
53,013	4.866	07/25/34(b)	52,957
FNMA REMIC, Series 2004-54, Class FN
(SOFR + 0.564%)
174,305	4.916	07/25/34(b)	174,142
FNMA REMIC, Series 2005-120, Class FE
(SOFR + 0.634%)
270,257	4.986	01/25/36(b)	268,962
FNMA REMIC, Series 2005-87, Class FE
(SOFR + 0.564%)
288,521	4.916	10/25/35(b)	286,786
FNMA REMIC, Series 2006-110, Class AF
(SOFR + 0.444%)
1,654,578	4.796	11/25/36(b)	1,636,391
FNMA REMIC, Series 2006-16, Class FC
(SOFR + 0.414%)
58,605	4.766	03/25/36(b)	58,122
FNMA REMIC, Series 2006-36, Class FB
(SOFR + 0.414%)
35,545	4.766	05/25/36(b)	35,096

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA REMIC, Series 2006-42, Class PF
(SOFR + 0.524%)
$59,907	4.876%	06/25/36(b)	$59,536
FNMA REMIC, Series 2006-44, Class FP
(SOFR + 0.514%)
662,188	4.866	06/25/36(b)	657,493
FNMA REMIC, Series 2006-61, Class FD
(SOFR + 0.474%)
134,836	4.826	07/25/36(b)	133,476
FNMA REMIC, Series 2006-79, Class DF
(SOFR + 0.464%)
264,593	4.816	08/25/36(b)	262,638
FNMA REMIC, Series 2006-88, Class AF
(SOFR + 0.574%)
276,699	4.926	09/25/36(b)	274,482
FNMA REMIC, Series 2007-35, Class PF
(SOFR + 0.364%)
47,823	4.716	04/25/37(b)	47,116
FNMA REMIC, Series 2007-67, Class FB
(SOFR + 0.434%)
118,910	4.786	07/25/37(b)	117,102
FNMA REMIC, Series 2008-1, Class CF
(SOFR + 0.814%)
39,125	5.166	02/25/38(b)	39,038
FNMA REMIC, Series 2009-110, Class FG
(SOFR + 0.864%)
129,852	5.216	01/25/40(b)	130,380
FNMA REMIC, Series 2010-113, Class FA
(SOFR + 0.514%)
97,626	4.866	10/25/40(b)	97,004
FNMA REMIC, Series 2010-116, Class FE
(SOFR + 0.514%)
126,135	4.866	10/25/40(b)	125,224
FNMA REMIC, Series 2010-141, Class FB
(SOFR + 0.584%)
77,821	4.936	12/25/40(b)	77,047
FNMA REMIC, Series 2010-15, Class FJ
(SOFR + 1.044%)
239,159	5.396	06/25/36(b)	241,287
FNMA REMIC, Series 2010-39, Class FE
(SOFR + 0.884%)
393,263	5.236	06/25/37(b)	394,933
FNMA REMIC, Series 2010-39, Class FG
(SOFR + 1.034%)
170,011	5.386	03/25/36(b)	171,550
FNMA REMIC, Series 2010-46, Class WF
(SOFR + 0.864%)
1,289,169	5.216	05/25/40(b)	1,286,806
FNMA REMIC, Series 2010-49, Class FB
(SOFR + 0.864%)
115,473	5.216	05/25/40(b)	115,585
FNMA REMIC, Series 2010-59, Class FN
(SOFR + 0.844%)
1,278,739	5.196	06/25/40(b)	1,276,566
FNMA REMIC, Series 2011-53, Class FT
(SOFR + 0.694%)
109,899	5.046	06/25/41(b)	109,304

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA REMIC, Series 2011-87, Class FJ
(SOFR + 0.664%)
$113,242	5.016%	09/25/41(b)	$111,924
FNMA REMIC, Series 2012-101, Class FC
(SOFR + 0.614%)
98,666	4.966	09/25/42(b)	97,160
FNMA REMIC, Series 2012-14, Class BF
(SOFR + 0.714%)
552,545	5.066	03/25/42(b)	548,426
FNMA REMIC, Series 2012-37, Class BF
(SOFR + 0.614%)
108,476	4.966	12/25/35(b)	107,917
FNMA REMIC, Series 2013-10, Class KF
(SOFR + 0.414%)
74,763	4.766	02/25/43(b)	73,673
FNMA REMIC, Series 2013-130, Class FB
(SOFR + 0.564%)
75,805	4.916	01/25/44(b)	74,925
FNMA REMIC, Series 2013-19, Class DF
(SOFR + 0.414%)
342,330	4.766	09/25/41(b)	341,044
FNMA REMIC, Series 2013-2, Class QF
(SOFR + 0.614%)
49,896	4.966	02/25/43(b)	49,393
FNMA REMIC, Series 2014-17, Class FE
(SOFR + 0.664%)
654,024	5.016	04/25/44(b)	646,542
FNMA REMIC, Series 2014-28, Class FD
(SOFR + 0.564%)
1,184,314	4.916	05/25/44(b)	1,175,605
FNMA REMIC, Series 2014-47, Class AF
(SOFR + 0.464%)
239,750	4.999	08/25/44(b)	238,107
FNMA REMIC, Series 2015-27, Class KF
(SOFR + 0.414%)
57,285	4.766	05/25/45(b)	56,967
FNMA REMIC, Series 2015-87, Class BF
(SOFR + 0.414%)
283,372	4.766	12/25/45(b)	279,209
FNMA REMIC, Series 2016-49, Class EF
(SOFR + 0.514%)
638,528	4.866	08/25/46(b)	633,055
FNMA REMIC, Series 2016-9335, Class AL
(RFUCCT1Y + 1.797%)
6,109,937	7.007	12/01/40(b)	6,383,754
FNMA REMIC, Series 2017-16, Class FA
(SOFR + 0.564%)
596,277	4.916	03/25/47(b)	583,158
FNMA REMIC, Series 2017-91, Class GF
(SOFR + 0.464%)
1,408,796	4.816	11/25/47(b)	1,370,411
FNMA REMIC, Series 2018-15, Class JF
(SOFR + 0.414%)
784,897	4.766	03/25/48(b)	761,099
FNMA REMIC, Series 2018-3385, Class MA
717,440	4.500	06/01/48	702,033
FNMA REMIC, Series 2019-41, Class FM
(SOFR + 0.564%)
920,188	4.916	08/25/49(b)	897,004

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

FNMA REMIC, Series 2019-6, Class KF
(SOFR + 0.564%)
$1,496,041	4.916%	03/25/49(b)	$1,476,431
FNMA REMIC, Series 2020-6347, Class BM
(RFUCCT1Y + 1.736%)
7,001,619	6.846	02/01/41(b)	7,325,015
Government National Mortgage Association, Series 2004-59, Class FP
(1M U.S. T-Bill MMY + 0.414%)
282,596	4.726	08/16/34(b)	280,942
Government National Mortgage Association, Series 2005-4, Class FA
(1M U.S. T-Bill MMY + 0.484%)
226,854	4.796	01/16/35(b)	226,034
Government National Mortgage Association, Series 2007-59, Class FA
(1M U.S. T-Bill MMY + 0.614%)
91,624	4.926	10/20/37(b)	91,334
Government National Mortgage Association, Series 2013-99, Class PF
(1M U.S. T-Bill MMY + 0.414%)
1,313,860	4.726	07/20/43(b)	1,287,075
Government National Mortgage Association, Series 2019-110, Class F
(1M U.S. T-Bill MMY + 0.564%)
1,424,760	4.876	09/20/49(b)	1,397,060
Government National Mortgage Association, Series 2019-56, Class FB
(1M U.S. T-Bill MMY + 0.564%)
1,621,565	4.876	05/20/49(b)	1,590,416
Government National Mortgage Association, Series 2019-58, Class FA
(1M U.S. T-Bill MMY + 0.514%)
688,256	4.826	05/20/49(b)	675,571
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
1,850,000	5.797	10/05/39(a)(b)	1,888,728
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class ASB
121,994	2.713	08/15/49	120,652
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class ASB
57,931	3.540	08/15/48	57,593
LCCM, Series 2017-LC26, Class A4
900,000	3.551	07/12/50(a)	867,983
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4
550,000	3.719	07/15/50	547,608
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3
1,783,291	3.479	05/15/48	1,773,198

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3
$4,367,304	3.058%	05/15/49	$4,308,695
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class ASB
190,523	2.860	11/15/49	187,919
ONE PARK Mortgage Trust, Series 2021-PARK, Class A
(1M U.S. T-Bill MMY + 0.814%)
908,000	5.126	03/15/36(a)(b)	897,286
STWD Trust, Series 2021-FLWR, Class A
(1M U.S. T-Bill MMY + 0.691%)
1,257,637	5.003	07/15/36(a)(b)	1,252,133
UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB
430,733	3.264	08/15/50	423,418
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class ASB
12,849	3.487	11/15/48	12,785
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3
1,288,956	3.294	01/15/59	1,277,449

TOTAL MORTGAGE-BACKED SECURITIES (Cost $113,709,194)			113,826,927

Certificate of Deposits – 4.9%
Bank of Montreal - Chicago Branch
(SOFR + 0.400%)
2,500,000	4.760	11/07/25(b)	2,503,200
Bayerische Landesbank
(SOFR + 0.390%)
3,489,000	4.750	01/28/26(b)	3,491,791
Credit Agricole Corporate and Investment Bank
(SOFR + 0.590%)
2,987,000	4.950	08/28/25(b)	2,993,655
Credit Agricole Corporate and Investment Bank-New York Branch
2,029,000	4.640	11/13/25	2,031,820
Deutsche Bank AG-New York Branch
(SOFR + 0.400%)
3,200,000	4.767	10/10/25(b)	3,199,944
(SOFR + 0.390%)
1,103,000	4.750	11/21/25(b)	1,103,651
Deutsche Bank AG-New York Branch
1,800,000	4.630	11/06/25	1,800,972
Intesa Sanpaolo SpA
(SOFR + 0.500%)
3,000,000	4.830	05/27/25(b)	3,003,700
Kookmin Bank
3,058,000	4.780	12/28/25	3,059,865
Landesbank
5,505,000	4.540	12/16/25	5,509,184
National Bank of Kuwait
4,852,000	4.860	05/16/25	4,854,086
Toronto-Dominion Bank (The)
3,211,000	4.580	12/17/25	3,214,757

TOTAL CERTIFICATE OF DEPOSITS (Cost $36,734,489)			36,766,625

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Notes – 0.8%
U.S. Treasury Notes
$192,700	4.750	%(e)	07/31/25	$193,046
791,000	5.000	(e)	08/31/25	793,559
2,362,500	5.000	(e)	10/31/25	2,373,696
1,717,200	4.250	(e)	01/31/26	1,717,987
United States Treasury Floating Rate Note
(3M USD T-Bill + 0.125%)
972,900	4.365	(e)	07/31/25(b)	973,185

TOTAL U.S. TREASURY NOTES (Cost $6,022,965)				6,051,473

Short-Term Investment – 9.3%
Commercial Paper – 7.0%
Beth Israel Lahey Health, Inc.
$7,053,000	4.624%			7,022,884
BofA Securities, Inc.
1,652,000	4.638			1,600,755
BPCE
2,017,000	4.583			1,956,913
Commonspirit Health
1,626,000	5.213			1,624,927
CVS Health Corporation
3,570,000	5.123			3,552,257
First Abu Dhabi Bank P.J.S.C.
3,980,000	4.725			3,816,422
Intesa Funding LLC CP 4/24
3,192,000	5.905			3,177,285
Intesa Sanpaolo SpA
4,000,000	21.134			3,886,680
Macquarie Bank Ltd.
533,000	4.840			533,103
1,020,000	4.690			1,019,999
Merrill Lynch B.V., MTN
(SOFR + 0.450%)
4,500,000	4.810	(a)(b)		4,499,930
National Bank of Canada, GMTN
(SOFRINDX + 0.900%)
2,437,000	5.214	(b)		2,443,121
National Bank of Kuwait
(SOFR + 0.630%)
5,500,000	4.970	(b)		5,499,988
Standard Chartered FRN
2,311,000	4.640			2,314,397
TEL U.S. Corp.
4,006,000	4.817			3,956,325
UBS Group AG
3,782,000	4.647			3,657,459
Wells Fargo Bank NA
(SOFR + 1.070%)
2,122,000	5.716	(b)		2,147,507

				52,709,952

U.S. Treasury Bills – 2.3%
U.S. Treasury Bills
487,700	4.521			487,643
295,900	4.333			294,820
7,000,000	4.306			6,968,746
1,694,600	4.449			1,682,824
938,900	5.221			930,907

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ULTRA SHORT BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investment - (continued)

U.S. Treasury Bills – (continued)
$300,000	4.290%		$295,999
7,000,000	4.256		6,895,271

			17,556,210

TOTAL SHORT-TERM INVESTMENT (Cost $70,300,969)			70,266,162

Shares	Dividend Rate	Value

Investment Company – 5.3%(f)

Goldman Sachs Financial Square Government Fund - Institutional Shares
40,217,368	4.287%	40,217,368
(Cost $40,217,368)

TOTAL INVESTMENTS – 100.9% (Cost $757,990,725)		$759,949,431

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(6,836,093)

NET ASSETS – 100.0%		$753,113,338

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on February 28, 2025.
(c)	When-issued security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $9,137,110 which represents approximately 1.2% of the Fund’s net assets as of February 28, 2025.
(e)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(f)	Represents an affiliated issuer.

Investment Abbreviations:
BA	—Banker Acceptance Rate
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Index
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LP	—Limited Partnership
MMY	—Money Market Yield
MTN	—Medium Term Note
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
SOFRINDX	—Secured Overnight Financing Rate Index
T-Bill	—Treasury Bill

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Statement of Assets and Liabilities February 28, 2025 (Unaudited)

Ultra Short Bond ETF

Assets:

Investments in unaffiliated issuers, at value (cost $717,773,357)	$719,732,063
Investments in affiliated issuers, at value (cost $40,217,368)	40,217,368
Cash	5,693,376
Receivables:
Interest and Dividends	3,859,981
Investments sold	3,361,049
Fund shares sold	1,263,617

Total assets	774,127,454

Liabilities:

Payables:
Investments purchased	20,979,943
Management fees	34,173

Total liabilities	21,014,116

Net Assets:

Paid-in capital	750,053,582
Total distributable earnings	3,059,756

NET ASSETS	$753,113,338

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	14,900,000

Net asset value per share:	$50.54

The accompanying notes are an integral part of these consolidated financial statements.	13

GOLDMAN SACHS ULTRA SHORT BOND ETF

Statement of Operations For the Six Months Ended February 28, 2025 (Unaudited)

Ultra Short Bond ETF

Investment income:

Interest	$17,138,306

Dividends from Affiliated Underlying Funds	611,874

Total Investment Income	17,750,180

Expenses:

Management fees	673,007

Trustee fees	15,870

Total expenses	688,877

Less — expense reductions	(158,865)

Net expenses	530,012

NET INVESTMENT INCOME	17,220,168

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	712,830

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	554,977

Net realized and unrealized gain	1,267,807

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,487,975

14	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Statement of Changes in Net Assets February 28, 2025 (Unaudited)

	Ultra Short Bond ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$17,220,168	$32,634,169

Net realized gain	712,830	1,293,582

Net change in unrealized gain	554,977	5,635,326

Net increase in net assets resulting from operations	18,487,975	39,563,077

Distributions to shareholders:

From distributable earnings	(18,208,488)	(32,016,744)

From share transactions:

Proceeds from sales of shares	317,331,614	274,297,911

Cost of shares redeemed	(180,201,385)	(238,449,615)

Net increase in net assets resulting from share transactions	137,130,229	35,848,296

TOTAL INCREASE	137,409,716	43,394,629

Net Assets:

Beginning of period	$615,703,622	$572,308,993

End of period	$753,113,338	$615,703,622

The accompanying notes are an integral part of these consolidated financial statements.	15

GOLDMAN SACHS ULTRA SHORT BOND ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Ultra Short Bond ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 28, 2025 (Unaudited)		2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$50.57		$49.98	$49.95	$50.71	$50.77	$50.49

Net investment income(a)	1.25		2.70	2.12	0.49	0.28	0.73

Net realized and unrealized gain (loss)	0.09		0.56	(0.05)	(0.79)	0.02	0.42

Total from investment operations	1.34		3.26	2.07	(0.30)	0.30	1.15

Distributions to shareholders from net investment income	(1.37)		(2.67)	(2.04)	(0.46)	(0.36)	(0.87)

Net asset value, end of period	$50.54		$50.57	$49.98	$49.95	$50.71	$50.77

Market price, end of period	$50.57		$50.60	$49.99	$49.95	$50.71	$50.78

Total Return at Net Asset Value(b)	2.69%		6.72%	4.25%	(0.58)%	0.59%	2.28%

Net assets, end of period (in 000’s)	$753,113		$615,704	$572,309	$503,197	$330,874	$149,765

Ratio of net expenses to average net assets	0.15	%(c)	0.16%	0.16%	0.15%	0.16%	0.16%

Ratio of total expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.20%

Ratio of net investment income to average net assets	5.00	%(c)	5.38%	4.25%	0.98%	0.55%	1.45%

Portfolio turnover rate(d)	84%		87%	76%	37%	51%	63%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ULTRA SHORT BOND ETF

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists the series of the Trust that is included in this report (the “Fund”) along with its diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Ultra Short Bond ETF	Diversified

The investment objective of the Fund is to provide current income with preservation of capital.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund is an exchange-traded fund (“ETF”). Shares of the Ultra Short Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe BZX”). Market prices for the Fund’s shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares at its NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

17

GOLDMAN SACHS ULTRA SHORT BOND ETF

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities— Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

18

GOLDMAN SACHS ULTRA SHORT BOND ETF

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of February 28, 2025:

Ultra Short Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Asset-Backed Securities	$—	$188,491,306	$—

Certificate of Deposit	—	36,766,625	—

Corporate Obligations	—	146,643,812	—

Foreign Corporate Debt	—	157,685,758	—

Mortgage-Backed Securities	—	113,826,927	—

U.S. Treasury Notes	6,051,473	—	—

Short-Term Investment	17,556,210	52,709,952	—

Investment Company	40,217,368	—	—

Total	$63,825,051	$696,124,380	$—

For further information regarding security characteristics, see the Schedules of Investments.

19

GOLDMAN SACHS ULTRA SHORT BOND ETF

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

The Fund operates under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Fund directly pays fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

For the six months ended February 28, 2025, contractual and effective net management fees with GSAM were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Ultra Short Bond ETF	0.20%	0.15%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.16% as an annual percentage rate of average daily net assets of the Ultra Short Bond ETF. This arrangement will remain in effect through at least December 29, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees. For the six months ended February 28, 2025, GSAM waived $137,776 of the Fund’s management fees.

The Ultra Short Bond ETF invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests. For the six months ended February 28, 2025, the management fee waived by GSAM for the Fund was as follows:

Fund	Management Fee Waived

Ultra Short Bond ETF	$21,089

B.  Other Transactions with Affiliates — The following table provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 28, 2025:

Ultra Short Bond ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$ 20,893,997	$ 386,537,779	$ 367,214,408	$ 40,217,368	40,217,368	$ 611,874

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Fund may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as

20

GOLDMAN SACHS ULTRA SHORT BOND ETF

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statement of Changes in Net Assets.

Share activity is as follows:

	Ultra Short Bond ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	6,300,000	$317,331,613	5,475,000	$274,297,911

Shares redeemed	(3,575,000)	(180,201,385)	(4,750,000)	(238,449,615)

NET INCREASE IN SHARES	2,725,000	$137,130,228	725,000	$35,848,296

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2025, were as follows:

Fund	Purchase of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Ultra Short Bond ETF	$3,318,807	$535,251,340	$25,931,699	$455,529,369

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, August 31, 2024, the Fund’s capital loss carryforwards and certain timing differences on a tax basis were as follows:

Ultra Short Bond ETF

Capital loss carryforwards:

Perpetual Short-Term	$(888,028)

Perpetual Long-Term	(1,429,953)

Total capital loss carryforwards	(2,317,981)

Timing differences — (Post-October Capital Loss Deferral)	(138,521)

21

GOLDMAN SACHS ULTRA SHORT BOND ETF

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

7. TAX INFORMATION (continued)

As of February 28, 2025, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Ultra Short Bond ETF

Tax Cost	$758,003,650

Gross unrealized gain	3,119,926

Gross unrealized loss	(1,174,145)

Net unrealized gain (loss)	$1,945,781

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may

22

GOLDMAN SACHS ULTRA SHORT BOND ETF

8. OTHER RISKS (continued)

also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Cboe BZX and may, therefore, have a material upward or downward effect on the market price of the Shares.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent the Fund engages in cash redemptions, liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities

23

GOLDMAN SACHS ULTRA SHORT BOND ETF

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

8. OTHER RISKS (continued)

are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Fund adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

24

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary 2025 Goldman Sachs. All rights reserved. GSSTSAR-25

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025 Goldman Sachs Equity ETFs Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (GSEW) Goldman Sachs Hedge Industry VIP ETF (GVIP) Goldman Sachs Innovate Equity ETF (GINN) Goldman Sachs JUST U.S. Large Cap Equity ETF (JUST) Goldman Sachs Small Cap Core Equity ETF (GSC) Goldman Sachs Asset Management

Goldman Sachs Equity ETFs

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 3.5%
12,748	Alphabet, Inc., Class A	$2,170,729
99,000	AT&T, Inc.	2,713,590
6,987	Charter Communications, Inc.,
	Class A*	2,540,264
71,904	Comcast Corp., Class A	2,579,916
18,998	Electronic Arts, Inc.	2,453,022
16,132	Live Nation Entertainment, Inc.*	2,312,684
3,448	Meta Platforms, Inc., Class A	2,303,954
2,424	Netflix, Inc.*	2,376,877
28,965	Omnicom Group, Inc.	2,397,143
72,739	Pinterest, Inc., Class A*	2,689,888
32,507	ROBLOX Corp., Class A*	2,068,746
13,193	Take-Two Interactive Software, Inc.*	2,796,652
10,074	T-Mobile US, Inc.	2,716,857
21,301	Trade Desk, Inc. (The), Class A*	1,497,886
60,404	Verizon Communications, Inc.	2,603,412
21,535	Walt Disney Co. (The)	2,450,683
238,250	Warner Bros Discovery, Inc.*	2,730,345

		41,402,648

Consumer Discretionary – 8.8%
18,661	Airbnb, Inc., Class A*	2,591,453
10,264	Amazon.com, Inc.*	2,178,842
696	AutoZone, Inc.*	2,431,135
28,272	Best Buy Co., Inc.	2,541,936
511	Booking Holdings, Inc.	2,563,181
8,955	Burlington Stores, Inc.*	2,232,750
88,680	Carnival Corp.*	2,122,112
9,443	Carvana Co.*	2,201,163
42,296	Chipotle Mexican Grill, Inc.*	2,282,715
17,335	D.R. Horton, Inc.	2,198,251
12,130	Darden Restaurants, Inc.	2,431,580
13,994	Deckers Outdoor Corp.*	1,950,204
5,277	Domino’s Pizza, Inc.	2,584,200
12,503	DoorDash, Inc., Class A*	2,481,095
57,713	DraftKings, Inc., Class A*	2,531,292
35,606	eBay, Inc.	2,305,132
14,102	Expedia Group, Inc.*	2,791,632
9,109	Flutter Entertainment PLC (United Kingdom)*	2,555,894
236,155	Ford Motor Co.	2,255,280
11,080	Garmin Ltd.	2,536,544
49,811	General Motors Co.	2,447,214
20,408	Genuine Parts Co.	2,548,551
9,310	Hilton Worldwide Holdings, Inc.	2,466,778
5,865	Home Depot, Inc. (The)	2,326,059
55,202	Las Vegas Sands Corp.	2,468,081
18,957	Lennar Corp., Class A	2,267,826
9,410	Lowe’s Cos., Inc.	2,339,702
8,291	Marriott International, Inc., Class A	2,325,211
8,366	McDonald’s Corp.	2,579,489
32,134	NIKE, Inc., Class B	2,552,404
308	NVR, Inc.*	2,231,639
1,802	O’Reilly Automotive, Inc.*	2,475,299
7,141	Pool Corp.	2,477,927
21,738	PulteGroup, Inc.	2,245,101
16,408	Ross Stores, Inc.	2,302,371

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
9,076	Royal Caribbean Cruises Ltd.	$2,233,604
21,643	Starbucks Corp.	2,506,476
6,327	Tesla, Inc.*	1,853,685
19,422	TJX Cos., Inc. (The)	2,423,089
17,930	Toll Brothers, Inc.	2,001,705
44,832	Tractor Supply Co.	2,481,451
5,898	Ulta Beauty, Inc.*	2,160,791
11,563	Williams-Sonoma, Inc.	2,249,929
18,464	Yum! Brands, Inc.	2,887,216

		104,617,989

Consumer Staples – 6.9%
45,768	Altria Group, Inc.	2,556,143
52,313	Archer-Daniels-Midland Co.	2,469,174
77,011	Brown-Forman Corp., Class B	2,549,834
33,934	Bunge Global SA	2,517,563
22,794	Church & Dwight Co., Inc.	2,534,693
16,515	Clorox Co. (The)	2,582,781
38,402	Coca-Cola Co. (The)	2,734,606
28,071	Colgate-Palmolive Co.	2,559,233
96,202	Conagra Brands, Inc.	2,456,999
13,989	Constellation Brands, Inc., Class A	2,455,069
2,346	Costco Wholesale Corp.	2,460,039
33,047	Dollar General Corp.	2,451,426
32,457	Dollar Tree, Inc.*	2,364,817
36,843	Estee Lauder Cos., Inc. (The), Class A	2,649,380
40,627	General Mills, Inc.	2,462,809
16,656	Hershey Co. (The)	2,876,658
29,553	Kellanova	2,449,944
116,963	Kenvue, Inc.	2,760,327
76,791	Keurig Dr Pepper, Inc.	2,574,034
18,754	Kimberly-Clark Corp.	2,663,256
84,791	Kraft Heinz Co. (The)	2,603,932
37,233	Kroger Co. (The)	2,413,443
31,584	McCormick & Co., Inc.	2,609,154
42,374	Mondelez International, Inc., Class A	2,721,682
52,308	Monster Beverage Corp.*	2,858,632
16,748	PepsiCo, Inc.	2,570,316
18,438	Philip Morris International, Inc.	2,863,053
14,399	Procter & Gamble Co. (The)	2,503,122
34,028	Sysco Corp.	2,570,475
17,862	Target Corp.	2,219,175
42,576	Tyson Foods, Inc., Class A	2,611,612
23,691	Walmart, Inc.	2,336,169

		82,009,550

Energy – 4.7%
49,860	Baker Hughes Co.	2,223,257
10,507	Cheniere Energy, Inc.	2,401,480
15,752	Chevron Corp.	2,498,582
24,178	ConocoPhillips	2,397,249
85,634	Coterra Energy, Inc.	2,311,262
70,785	Devon Energy Corp.	2,563,833
14,740	Diamondback Energy, Inc.	2,343,070
18,867	EOG Resources, Inc.	2,394,977
46,019	EQT Corp.	2,216,735

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
23,009	Expand Energy Corp.	$2,275,130
22,023	Exxon Mobil Corp.	2,451,821
92,234	Halliburton Co.	2,432,211
16,876	Hess Corp.	2,513,512
86,864	Kinder Morgan, Inc.	2,354,014
15,291	Marathon Petroleum Corp.	2,296,402
51,123	Occidental Petroleum Corp.	2,496,847
24,592	ONEOK, Inc.	2,468,791
19,493	Phillips 66	2,528,047
59,141	Schlumberger NV	2,463,814
11,885	Targa Resources Corp.	2,397,442
1,749	Texas Pacific Land Corp.	2,497,485
16,877	Valero Energy Corp.	2,206,330
42,396	Williams Cos., Inc. (The)	2,466,599

		55,198,890

Financials – 15.6%
22,690	Aflac, Inc.	2,483,874
12,615	Allstate Corp. (The)	2,512,277
7,615	American Express Co.	2,291,810
33,119	American International Group, Inc.	2,746,890
4,521	Ameriprise Financial, Inc.	2,429,133
6,352	Aon PLC, Class A	2,598,730
14,738	Apollo Global Management, Inc.	2,199,941
26,132	Arch Capital Group Ltd.	2,427,924
12,765	Ares Management Corp., Class A	2,182,049
7,708	Arthur J Gallagher & Co.	2,603,300
51,587	Bank of America Corp.	2,378,161
28,374	Bank of New York Mellon Corp. (The)	2,523,867
5,128	Berkshire Hathaway, Inc., Class B*	2,634,920
2,383	Blackrock, Inc.	2,330,050
13,997	Blackstone, Inc.	2,255,757
27,998	Block, Inc.*	1,828,269
22,775	Brown & Brown, Inc.	2,699,749
12,022	Capital One Financial Corp.	2,411,012
11,607	Cboe Global Markets, Inc.	2,446,756
29,602	Charles Schwab Corp. (The)	2,354,247
8,880	Chubb Ltd.	2,535,062
17,821	Cincinnati Financial Corp.	2,634,122
30,722	Citigroup, Inc.	2,456,224
51,396	Citizens Financial Group, Inc.	2,352,395
10,011	CME Group, Inc.	2,540,491
8,570	Coinbase Global, Inc., Class A*	1,847,863
6,248	Corpay, Inc.*	2,293,328
12,142	Discover Financial Services	2,369,997
7,174	Everest Group Ltd.	2,534,000
5,208	FactSet Research Systems, Inc.	2,404,742
41,725	Fidelity National Financial, Inc.	2,692,514
29,444	Fidelity National Information Services, Inc.	2,094,057
55,315	Fifth Third Bancorp	2,404,543
1,123	First Citizens BancShares, Inc.,
	Class A	2,299,971
10,561	Fiserv, Inc.*	2,489,122
21,786	Global Payments, Inc.	2,293,630

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
3,765	Goldman Sachs Group, Inc. (The)(a)	$2,342,922
21,438	Hartford Insurance Group, Inc. (The)	2,535,687
143,828	Huntington Bancshares, Inc.	2,368,847
10,672	Interactive Brokers Group, Inc., Class A	2,181,357
15,090	Intercontinental Exchange, Inc.	2,614,041
13,917	Jack Henry & Associates, Inc.	2,415,852
8,969	JPMorgan Chase & Co.	2,373,646
135,824	KeyCorp	2,352,472
15,883	KKR & Co., Inc.	2,153,576
28,127	Loews Corp.	2,437,767
6,616	LPL Financial Holdings, Inc.	2,459,432
12,227	M&T Bank Corp.	2,344,160
1,302	Markel Group, Inc.*	2,517,339
10,802	Marsh & McLennan Cos., Inc.	2,569,148
4,299	Mastercard, Inc., Class A	2,477,557
28,636	MetLife, Inc.	2,467,850
4,892	Moody’s Corp.	2,465,274
17,512	Morgan Stanley	2,331,022
4,182	MSCI, Inc.	2,469,513
29,342	Nasdaq, Inc.	2,428,931
21,498	Northern Trust Corp.	2,369,510
30,491	PayPal Holdings, Inc.*	2,166,386
12,196	PNC Financial Services Group, Inc. (The)	2,340,656
30,067	Principal Financial Group, Inc.	2,677,166
9,745	Progressive Corp. (The)	2,748,090
21,248	Prudential Financial, Inc.	2,445,645
14,701	Raymond James Financial, Inc.	2,273,804
99,860	Regions Financial Corp.	2,367,681
4,728	S&P Global, Inc.	2,523,523
24,481	State Street Corp.	2,429,250
35,973	Synchrony Financial	2,182,842
21,554	T. Rowe Price Group, Inc.	2,278,689
19,304	Tradeweb Markets, Inc., Class A	2,613,182
9,871	Travelers Cos., Inc. (The)	2,551,555
51,113	Truist Financial Corp.	2,369,088
50,689	US Bancorp	2,377,314
6,954	Visa, Inc., Class A	2,522,285
40,142	W R Berkley Corp.	2,532,157
30,179	Wells Fargo & Co.	2,363,619
7,484	Willis Towers Watson PLC	2,541,941

		183,561,553

Health Care – 11.6%
18,361	Abbott Laboratories	2,534,002
12,610	AbbVie, Inc.	2,635,868
16,352	Agilent Technologies, Inc.	2,091,748
11,137	Align Technology, Inc.*	2,082,953
8,771	Alnylam Pharmaceuticals, Inc.*	2,164,244
7,949	Amgen, Inc.	2,448,769
109,642	Avantor, Inc.*	1,831,021
76,426	Baxter International, Inc.	2,637,461
9,898	Becton Dickinson & Co.	2,232,296
16,514	Biogen, Inc.*	2,320,217
37,706	BioMarin Pharmaceutical, Inc.*	2,683,159
22,917	Boston Scientific Corp.*	2,378,555

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
40,575	Bristol-Myers Squibb Co.	$2,419,081
19,114	Cardinal Health, Inc.	2,474,881
9,718	Cencora, Inc.	2,463,902
39,732	Centene Corp.*	2,310,813
8,310	Cigna Group (The)	2,566,543
25,070	Cooper Cos., Inc. (The)*	2,265,827
43,277	CVS Health Corp.	2,844,164
11,335	Danaher Corp.	2,354,960
27,416	Dexcom, Inc.*	2,422,752
33,477	Edwards Lifesciences Corp.*	2,397,623
6,061	Elevance Health, Inc.	2,405,490
2,898	Eli Lilly & Co.	2,667,986
43,839	Exact Sciences Corp.*	2,078,407
27,600	GE HealthCare Technologies, Inc.	2,410,860
24,170	Gilead Sciences, Inc.	2,762,873
7,192	HCA Healthcare, Inc.	2,202,910
33,457	Hologic, Inc.*	2,120,839
8,420	Humana, Inc.	2,276,936
5,265	IDEXX Laboratories, Inc.*	2,301,384
19,119	Illumina, Inc.*	1,696,620
8,476	Insulet Corp.*	2,307,761
4,108	Intuitive Surgical, Inc.*	2,354,500
11,884	IQVIA Holdings, Inc.*	2,243,699
15,721	Johnson & Johnson	2,594,279
9,676	Labcorp Holdings, Inc.	2,429,063
3,995	McKesson Corp.	2,557,839
26,376	Medtronic PLC	2,427,120
27,103	Merck & Co., Inc.	2,500,252
1,769	Mettler-Toledo International, Inc.*	2,251,442
69,188	Moderna, Inc.*	2,142,060
7,785	Molina Healthcare, Inc.*	2,344,219
91,506	Pfizer, Inc.	2,418,504
14,719	Quest Diagnostics, Inc.	2,544,915
3,416	Regeneron Pharmaceuticals, Inc.	2,386,896
9,948	ResMed, Inc.	2,323,057
19,561	Revvity, Inc.	2,193,766
11,026	STERIS PLC	2,417,561
6,082	Stryker Corp.	2,348,808
4,171	Thermo Fisher Scientific, Inc.	2,206,292
4,541	UnitedHealth Group, Inc.	2,156,793
10,307	Veeva Systems, Inc., Class A*	2,310,211
4,963	Vertex Pharmaceuticals, Inc.*	2,381,198
220,634	Viatris, Inc.	2,036,452
5,851	Waters Corp.*	2,207,816
7,284	West Pharmaceutical Services, Inc.	1,692,365
22,348	Zimmer Biomet Holdings, Inc.	2,331,343
13,879	Zoetis, Inc.	2,321,124

		137,914,479

Industrials – 16.2%
15,880	3M Co.	2,463,306
13,463	AMETEK, Inc.	2,548,546
7,905	Automatic Data Processing, Inc.	2,491,498
3,602	Axon Enterprise, Inc.*	1,903,477
13,468	Boeing Co. (The)*	2,351,917

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
18,586	Booz Allen Hamilton Holding
	Corp.	$1,971,231
10,023	Broadridge Financial Solutions,
	Inc.	2,417,748
14,888	Builders FirstSource, Inc.*	2,069,283
6,944	Carlisle Cos., Inc.	2,366,237
37,400	Carrier Global Corp.	2,423,520
6,738	Caterpillar, Inc.	2,317,535
12,028	Cintas Corp.	2,495,810
41,493	Copart, Inc.*	2,273,816
73,679	CSX Corp.	2,358,465
6,543	Cummins, Inc.	2,409,002
5,187	Deere & Co.	2,493,858
35,161	Delta Air Lines, Inc.	2,113,879
11,913	Dover Corp.	2,367,947
7,706	Eaton Corp. PLC	2,260,324
5,267	EMCOR Group, Inc.	2,153,729
19,661	Emerson Electric Co.	2,390,974
9,003	Equifax, Inc.	2,207,536
21,689	Expeditors International of Washington, Inc.	2,545,421
33,261	Fastenal Co.	2,518,856
9,707	FedEx Corp.	2,551,970
13,333	Ferguson Enterprises, Inc.	2,366,608
30,417	Fortive Corp.	2,419,368
6,637	GE Vernova, Inc.	2,224,590
9,374	General Dynamics Corp.	2,367,872
11,872	General Electric Co.	2,457,267
28,661	Graco, Inc.	2,495,513
10,916	Honeywell International, Inc.	2,323,907
19,006	Howmet Aerospace, Inc.	2,596,220
6,024	Hubbell, Inc.	2,238,458
12,227	IDEX Corp.	2,376,073
9,587	Illinois Tool Works, Inc.	2,530,776
26,259	Ingersoll Rand, Inc.	2,226,238
14,265	J.B. Hunt Transport Services, Inc.	2,299,375
18,532	Jacobs Solutions, Inc.	2,374,135
28,112	Johnson Controls International PLC	2,408,074
11,537	L3Harris Technologies, Inc.	2,377,891
17,103	Leidos Holdings, Inc.	2,222,877
4,127	Lennox International, Inc.	2,480,533
5,356	Lockheed Martin Corp.	2,412,182
31,251	Masco Corp.	2,349,450
11,250	Nordson Corp.	2,365,763
9,585	Norfolk Southern Corp.	2,355,514
5,025	Northrop Grumman Corp.	2,320,244
12,484	Old Dominion Freight Line, Inc.	2,203,426
25,594	Otis Worldwide Corp.	2,553,769
13,309	Owens Corning	2,050,118
22,674	PACCAR, Inc.	2,431,560
3,516	Parker-Hannifin Corp.	2,350,481
16,117	Paychex, Inc.	2,444,465
24,253	Pentair PLC	2,284,633
7,983	Quanta Services, Inc.	2,072,626
10,981	Republic Services, Inc.	2,602,717
8,943	Rockwell Automation, Inc.	2,567,982
48,557	Rollins, Inc.	2,543,901

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
18,799	RTX Corp.	$2,500,079
6,802	Snap-on, Inc.	2,320,638
77,707	Southwest Airlines Co.	2,413,579
29,461	SS&C Technologies Holdings, Inc.	2,623,502
28,601	Stanley Black & Decker, Inc.	2,474,845
32,425	Textron, Inc.	2,423,120
6,783	Trane Technologies PLC	2,399,147
1,884	TransDigm Group, Inc.	2,575,805
25,066	TransUnion	2,316,850
37,195	Uber Technologies, Inc.*	2,827,192
9,894	Union Pacific Corp.	2,440,751
22,342	United Airlines Holdings, Inc.*	2,095,903
21,631	United Parcel Service, Inc., Class B	2,574,738
3,280	United Rentals, Inc.	2,106,810
25,180	Veralto Corp.	2,511,957
8,342	Verisk Analytics, Inc.	2,476,823
20,762	Vertiv Holdings Co., Class A	1,975,920
2,324	W.W. Grainger, Inc.	2,373,292
10,804	Waste Management, Inc.	2,514,955
5,110	Watsco, Inc.	2,577,126
11,761	Westinghouse Air Brake Technologies Corp.	2,180,019
18,527	Xylem, Inc.	2,424,999

		192,288,541

Information Technology – 15.5%
6,133	Accenture PLC, Class A (Ireland)	2,137,351
5,508	Adobe, Inc.*	2,415,588
22,053	Advanced Micro Devices, Inc.*	2,202,213
24,183	Akamai Technologies, Inc.*	1,951,084
34,775	Amphenol Corp., Class A	2,316,015
11,617	Analog Devices, Inc.	2,672,607
6,951	ANSYS, Inc.*	2,316,421
10,497	Apple, Inc.	2,538,594
13,544	Applied Materials, Inc.	2,140,900
6,455	AppLovin Corp., Class A*	2,102,652
21,184	Arista Networks, Inc.*	1,971,171
7,568	Atlassian Corp., Class A*	2,151,280
7,902	Autodesk, Inc.*	2,166,807
10,294	Broadcom, Inc.	2,052,932
8,016	Cadence Design Systems, Inc.*	2,008,008
11,700	CDW Corp.	2,084,940
38,902	Cisco Systems, Inc.	2,494,007
16,940	Cloudflare, Inc., Class A*	2,461,382
29,005	Cognizant Technology Solutions Corp., Class A	2,416,987
45,430	Corning, Inc.	2,278,315
5,859	Crowdstrike Holdings, Inc., Class A*	2,283,018
16,943	Datadog, Inc., Class A*	1,974,707
23,154	Dell Technologies, Inc., Class C	2,379,305
23,771	Entegris, Inc.	2,406,101
1,352	Fair Isaac Corp.*	2,550,345
14,377	First Solar, Inc.*	1,957,860
23,404	Fortinet, Inc.*	2,527,866
4,484	Gartner, Inc.*	2,234,467
88,586	Gen Digital, Inc.	2,421,055

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
11,448	GoDaddy, Inc., Class A*	$2,054,916
11,193	Guidewire Software, Inc.*	2,253,375
113,184	Hewlett Packard Enterprise Co.	2,242,175
74,911	HP, Inc.	2,312,503
3,104	HubSpot, Inc.*	2,247,265
123,351	Intel Corp.	2,927,119
9,192	International Business Machines Corp.	2,320,428
4,134	Intuit, Inc.	2,537,615
14,748	Jabil, Inc.	2,284,760
13,641	Keysight Technologies, Inc.*	2,176,149
3,208	KLA Corp.	2,273,959
30,029	Lam Research Corp.	2,304,425
12,263	Manhattan Associates, Inc.*	2,169,079
20,815	Marvell Technology, Inc.	1,911,233
46,118	Microchip Technology, Inc.	2,714,505
26,334	Micron Technology, Inc.	2,465,652
5,858	Microsoft Corp.	2,325,567
7,060	MicroStrategy, Inc., Class A*	1,803,336
8,612	MongoDB, Inc.*	2,303,107
3,665	Monolithic Power Systems, Inc.	2,239,352
5,082	Motorola Solutions, Inc.	2,237,198
19,744	NetApp, Inc.	1,970,649
33,774	Nutanix, Inc., Class A*	2,596,883
19,521	NVIDIA Corp.	2,438,563
47,471	ON Semiconductor Corp.*	2,233,511
14,207	Oracle Corp.	2,359,214
24,247	Palantir Technologies, Inc., Class A*	2,059,055
13,040	Palo Alto Networks, Inc.*	2,483,207
12,627	PTC, Inc.*	2,066,156
34,353	Pure Storage, Inc., Class A*	1,802,502
13,976	QUALCOMM, Inc.	2,196,608
4,191	Roper Technologies, Inc.	2,449,640
7,062	Salesforce, Inc.	2,103,417
12,440	Sandisk Corp.*	582,814
25,405	Seagate Technology Holdings PLC	2,589,024
2,364	ServiceNow, Inc.*	2,197,953
27,742	Skyworks Solutions, Inc.	1,849,282
13,021	Snowflake, Inc., Class A*	2,306,019
75,322	Super Micro Computer, Inc.*	3,122,850
4,594	Synopsys, Inc.*	2,100,744
16,533	TE Connectivity PLC (Switzerland)	2,546,578
4,715	Teledyne Technologies, Inc.*	2,428,319
21,486	Teradyne, Inc.	2,360,452
13,416	Texas Instruments, Inc.	2,629,402
32,446	Trimble, Inc.*	2,335,463
3,928	Tyler Technologies, Inc.*	2,389,913
11,013	VeriSign, Inc.*	2,619,772
37,319	Western Digital Corp.*	1,826,019
8,973	Workday, Inc., Class A*	2,362,950
6,226	Zebra Technologies Corp., Class A*	1,961,501
28,108	Zoom Communications, Inc., Class A*	2,071,560

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
11,943	Zscaler, Inc.*	$2,343,575

		183,101,291

Materials – 5.2%
7,241	Air Products and Chemicals, Inc.	2,289,242
13,167	Avery Dennison Corp.	2,475,001
46,190	Ball Corp.	2,433,751
34,391	Celanese Corp.	1,751,878
25,984	CF Industries Holdings, Inc.	2,105,224
37,291	Corteva, Inc.	2,348,587
24,111	CRH PLC	2,471,860
63,451	Dow, Inc.	2,418,118
31,292	DuPont de Nemours, Inc.	2,558,747
9,678	Ecolab, Inc.	2,603,479
65,888	Freeport-McMoRan, Inc.	2,431,926
28,131	International Flavors & Fragrances, Inc.	2,301,397
44,716	International Paper Co.	2,519,747
5,330	Linde PLC	2,489,376
31,226	LyondellBasell Industries NV, Class A	2,399,094
4,490	Martin Marietta Materials, Inc.	2,169,299
53,386	Newmont Corp.	2,287,056
18,327	Nucor Corp.	2,519,413
11,390	Packaging Corp. of America	2,427,095
21,642	PPG Industries, Inc.	2,450,307
8,508	Reliance, Inc.	2,528,237
19,727	RPM International, Inc.	2,443,978
6,667	Sherwin-Williams Co. (The)	2,415,254
44,550	Smurfit WestRock PLC	2,319,718
18,959	Steel Dynamics, Inc.	2,560,792
8,863	Vulcan Materials Co.	2,191,908

		61,910,484

Real Estate – 5.7%
25,225	Alexandria Real Estate Equities, Inc. REIT	2,579,509
12,871	American Tower Corp. REIT	2,646,535
10,763	AvalonBay Communities, Inc. REIT	2,434,375
16,557	CBRE Group, Inc., Class A*	2,350,101
31,174	CoStar Group, Inc.*	2,377,018
26,834	Crown Castle, Inc. REIT	2,525,079
14,635	Digital Realty Trust, Inc. REIT	2,287,743
2,600	Equinix, Inc. REIT	2,352,012
33,531	Equity Residential REIT	2,486,994
8,159	Essex Property Trust, Inc. REIT	2,542,100
15,657	Extra Space Storage, Inc. REIT	2,388,632
120,880	Healthpeak Properties, Inc. REIT	2,473,205
76,647	Invitation Homes, Inc. REIT	2,606,764
23,276	Iron Mountain, Inc. REIT	2,168,625
108,120	Kimco Realty Corp. REIT	2,389,452
15,341	Mid-America Apartment Communities, Inc. REIT	2,579,129
20,375	Prologis, Inc. REIT	2,524,870
8,032	Public Storage REIT	2,438,676
44,373	Realty Income Corp. REIT	2,530,592
11,896	SBA Communications Corp. REIT	2,592,138

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
13,472	Simon Property Group, Inc. REIT	$2,507,004
18,994	Sun Communities, Inc. REIT	2,586,033
39,665	Ventas, Inc. REIT	2,744,025
80,658	VICI Properties, Inc. REIT	2,620,578
43,135	W.P. Carey, Inc. REIT	2,769,698
17,121	Welltower, Inc. REIT	2,628,245
79,576	Weyerhaeuser Co. REIT	2,395,238

		67,524,370

Utilities – 6.1%
40,381	Alliant Energy Corp.	2,605,786
24,886	Ameren Corp.	2,527,422
24,343	American Electric Power Co., Inc.	2,581,575
19,543	American Water Works Co., Inc.	2,657,262
16,579	Atmos Energy Corp.	2,522,163
74,728	CenterPoint Energy, Inc.	2,569,149
36,196	CMS Energy Corp.	2,644,118
25,256	Consolidated Edison, Inc.	2,563,989
7,795	Constellation Energy Corp.	1,952,998
44,217	Dominion Energy, Inc.	2,503,566
19,728	DTE Energy Co.	2,637,634
21,283	Duke Energy Corp.	2,500,540
46,445	Edison International	2,528,466
29,333	Entergy Corp.	2,561,064
37,333	Evergy, Inc.	2,572,617
41,095	Eversource Energy	2,589,396
58,801	Exelon Corp.	2,599,004
59,926	FirstEnergy Corp.	2,323,331
34,670	NextEra Energy, Inc.	2,432,794
63,532	NiSource, Inc.	2,592,741
23,578	NRG Energy, Inc.	2,492,430
155,389	PG&E Corp.	2,539,056
71,524	PPL Corp.	2,518,360
28,635	Public Service Enterprise Group, Inc.	2,323,730
29,426	Sempra	2,106,019
28,808	Southern Co. (The)	2,586,670
14,036	Vistra Corp.	1,876,052
23,871	WEC Energy Group, Inc.	2,546,797
35,586	Xcel Energy, Inc.	2,565,751

		72,020,480

TOTAL COMMON STOCKS (Cost $1,021,998,513)		1,181,550,275

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,729,400	4.253%	$1,729,400
(Cost $1,729,400)

TOTAL INVESTMENTS – 99.9% (Cost $1,023,727,913)		$1,183,279,675

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,415,938

NET ASSETS – 100.0%		$1,184,695,613

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*  Non-income producing security.

(a) Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%

Communication Services – 11.5%
37,763	Alphabet, Inc., Class A	$6,430,284
198,884	Endeavor Group Holdings, Inc., Class A(a)	6,481,629
32,274	GCI Liberty, Inc., Class A*(b)	—
9,495	Meta Platforms, Inc., Class A	6,344,559
6,608	Netflix, Inc.*	6,479,540
35,618	Reddit, Inc., Class A*	5,762,280
10,960	Spotify Technology SA*	6,663,790

		38,162,082

Consumer Discretionary – 17.9%
56,079	Alibaba Group Holding Ltd. ADR (China)	7,431,028
30,588	Amazon.com, Inc.*	6,493,221
175,924	Caesars Entertainment, Inc.*	5,844,195
24,515	Carvana Co.*	5,714,447
276,036	Coupang, Inc. (South Korea)*	6,542,053
23,409	Flutter Entertainment PLC (United Kingdom)*	6,568,331
26,309	Hilton Worldwide Holdings, Inc.	6,970,833
3,315	MercadoLibre, Inc. (Brazil)*	7,033,999
101,697	Somnigroup International, Inc.	6,496,404

		59,094,511

Consumer Staples – 3.8%
85,032	Kellanova	7,049,153
137,233	Maplebear, Inc.*	5,638,904

		12,688,057

Energy – 8.1%
349,913	Energy Transfer LP	6,749,822
130,914	EQT Corp.	6,306,128
66,408	Expand Energy Corp.	6,566,423
47,729	Hess Corp.	7,108,757

		26,731,130

Financials – 13.0%
21,757	Arthur J Gallagher & Co.	7,348,209
14,585	Berkshire Hathaway, Inc., Class B*	7,494,211
34,600	Capital One Financial Corp.	6,939,030
35,693	Discover Financial Services	6,966,917
12,385	Mastercard, Inc., Class A	7,137,599
19,770	Visa, Inc., Class A	7,170,777

		43,056,743

Health Care – 10.6%
65,920	Boston Scientific Corp.*	6,841,837
8,285	Eli Lilly & Co.	7,627,420
88,195	Insmed, Inc.*	7,192,302
40,341	Natera, Inc.*	6,276,656
273,982	Pfizer, Inc.	7,241,344

		35,179,559

Industrials – 10.2%
69,461	AerCap Holdings NV (Ireland)	7,161,429
1,034,727	Alight, Inc., Class A	7,067,186
106,970	Delta Air Lines, Inc.	6,431,036
19,029	GE Vernova, Inc.	6,378,140

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
88,073	Uber Technologies, Inc.*	$6,694,429

		33,732,220

Information Technology – 17.0%
28,597	Apple, Inc.	6,915,898
13,712	AppLovin Corp., Class A*	4,466,547
30,015	Broadcom, Inc.	5,985,891
559,133	Core Scientific, Inc.*	6,239,924
17,126	Microsoft Corp.	6,798,851
50,376	NVIDIA Corp.	6,292,970
21,421	Salesforce, Inc.	6,380,245
34,305	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	6,193,082
27,106	Workday, Inc., Class A*	7,138,094

		56,411,502

Materials – 2.0%
64,587	CRH PLC	6,621,459

Utilities – 3.5%
28,959	Talen Energy Corp.*	6,022,024
41,720	Vistra Corp.	5,576,295

		11,598,319

TOTAL COMMON STOCKS (Cost $284,136,527)		323,275,582

Shares	Dividend Rate	Value

Investment Company – 2.2%(c)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
7,290,682	4.253%	7,290,682
(Cost $7,290,682)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $291,427,209)		330,566,264

Shares		Value

Securities Lending Reinvestment Vehicle – 1.9%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,192,365	4.287%	6,192,365
(Cost $6,192,365)

TOTAL INVESTMENTS – 101.7% (Cost $297,619,574)		$336,758,629

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(5,622,058)

NET ASSETS – 100.0%		$331,136,571

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%

Communication Services – 11.1%
27,889	Alphabet, Inc., Class A	$4,748,939
13,522	Baidu, Inc. ADR (China)*	1,168,977
13,194	Bilibili, Inc. ADR (China)*	268,366
23,568	Bumble, Inc., Class A*	122,554
29,744	Comcast Corp., Class A	1,067,215
3,569	CTS Eventim AG & Co. KGaA (Germany)	391,962
5,120	Electronic Arts, Inc.	661,094
8,916	Endeavor Group Holdings, Inc., Class A(a)	290,572
27,239	Hello Group, Inc. ADR (China)	200,751
3,424	IDT Corp., Class B	166,269
92,947	iQIYI, Inc. ADR (China)*	193,330
4,928	Iridium Communications, Inc.	155,528
5,778	JOYY, Inc. ADR (China)*	270,353
92,182	Kuaishou Technology (China)*(b)	599,808
5,052	Liberty Media Corp.-Liberty Formula One, Class A*	450,234
3,859	Live Nation Entertainment, Inc.*	553,226
4,939	Madison Square Garden Entertainment Corp.*	170,544
1,050	Madison Square Garden Sports Corp.*	213,875
8,956	Match Group, Inc.	283,995
4,675	Meta Platforms, Inc., Class A	3,123,835
7,455	MIXI, Inc. (Japan)	173,395
8,545	NetEase, Inc. ADR (China)	852,107
1,325	Netflix, Inc.*	1,299,242
305,163	Newborn Town, Inc. (China)*	178,157
35,591	Playtika Holding Corp.	187,921
40,570	Rightmove PLC (United Kingdom)	342,772
3,417	Scout24 SE (Germany)(b)	335,290
13,725	Sea Ltd. ADR (Singapore)*	1,746,781
36,120	Snap, Inc., Class A*	370,230
2,050	SOOP Co. Ltd. (South Korea)	139,292
3,598	Sphere Entertainment Co.*	156,981
1,378	Spotify Technology SA*	837,838
2,912	Take-Two Interactive Software,
	Inc.*	617,286
28,517	TELUS Corp. (Canada)	443,230
26,977	Tencent Holdings Ltd. (China)	1,660,283
36,467	Tencent Music Entertainment Group ADR (China)	444,533
3,035	TKO Group Holdings, Inc.*	457,192
17,547	Ubisoft Entertainment SA (France)*	222,819
25,782	Vivid Seats, Inc., Class A*	106,737
19,900	VTEX, Class A (Brazil)*	95,520
10,958	Walt Disney Co. (The)	1,247,020
44,406	Warner Bros Discovery, Inc.*	508,893
20,713	Weibo Corp. ADR (China)	207,337
4,148	Ziff Davis, Inc.*	170,317

		27,902,600

Consumer Discretionary – 16.3%
4,964	Academy Sports & Outdoors, Inc.	246,165
1,926	adidas AG (Germany)	493,149

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
19,681	Alibaba Group Holding Ltd. ADR (China)	$2,607,929
22,617	Amazon.com, Inc.*	4,801,137
33,223	ANTA Sports Products Ltd. (China)	372,966
10,313	Aptiv PLC (Jersey)*	671,583
11,307	Atour Lifestyle Holdings Ltd. ADR (China)	347,238
15,850	Bandai Namco Holdings, Inc. (Japan)	525,897
12,916	BorgWarner, Inc.	384,509
10,868	Caesars Entertainment, Inc.*	361,035
1,568	Carvana Co.*	365,501
8,090	Chewy, Inc., Class A*	301,433
2,745	Columbia Sportswear Co.	238,376
7,011	Continental AG (Germany)	504,130
17,514	Coursera, Inc.*	138,711
3,649	Deckers Outdoor Corp.*	508,525
2,002	Dick’s Sporting Goods, Inc.	450,650
25,877	D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (Kazakhstan)*	85,912
12,666	DraftKings, Inc., Class A*	555,531
712	Duolingo, Inc.*	222,194
7,665	eBay, Inc.	496,232
4,379	Etsy, Inc.*	224,161
14,833	Everi Holdings, Inc.*	204,250
2,897	Expedia Group, Inc.*	573,490
6,858	Foot Locker, Inc.*	118,780
100,626	Ford Motor Co.	960,978
17,343	GameStop Corp., Class A*	434,269
19,384	General Motors Co.	952,336
5,984	GigaCloud Technology, Inc., Class A (Hong Kong)*	101,309
202	Graham Holdings Co., Class B	198,721
20,401	Hesai Group ADR (China)*	365,382
79,297	Honda Motor Co. Ltd. (Japan)	733,008
5,548	Hyundai Motor Co. (South Korea)	731,946
3,922	InterContinental Hotels Group PLC (United Kingdom)	490,283
256,989	JD Sports Fashion PLC (United Kingdom)	252,593
20,379	JD.com, Inc. ADR (China)	853,880
12,326	Kia Corp. (South Korea)	785,278
8,580	Las Vegas Sands Corp.	383,612
23,430	Li Auto, Inc. ADR (China)*	720,004
117,717	Li Ning Co. Ltd. (China)	258,549
179,176	Lucid Group, Inc.*	397,771
1,330	Lululemon Athletica, Inc.*	486,261
880	MercadoLibre, Inc. (Brazil)*	1,867,246
6,718	MGM Resorts International*	233,518
7,856	New Oriental Education & Technology Group, Inc. ADR (China)	377,716
368,448	Nexteer Automotive Group Ltd. (China)	236,898
10,552	NIKE, Inc., Class B	838,145

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
104,644	NIO, Inc. ADR (China)*(a)	$484,502
183,638	Nissan Motor Co. Ltd. (Japan)(a)	524,123
5,496	On Holding AG, Class A (Switzerland)*	266,446
6,698	PDD Holdings, Inc. ADR (China)*	761,496
18,284	Pearson PLC (United Kingdom)	313,449
30,035	Peloton Interactive, Inc., Class A*	226,163
8,115	Penn Entertainment, Inc.*	174,554
27,772	Playtech PLC (United Kingdom)*	256,324
14,173	Prosus NV (China)*	618,929
99,767	Rakuten Group, Inc. (Japan)*	609,546
44,334	Rivian Automotive, Inc., Class A*	524,915
41,665	Sabre Corp.*	172,076
34,174	Sharp Corp. (Japan)*	222,943
41,700	Sony Group Corp. (Japan)	1,034,648
2,190	Stride, Inc.*	299,592
21,586	TAL Education Group ADR (China)*	278,891
7,591	Tesla, Inc.*	2,224,011
80,269	TI Fluid Systems PLC(b)	198,503
92,325	Toyota Motor Corp. (Japan)	1,647,446
18,262	Udemy, Inc.*	176,046
4,767	Wayfair, Inc., Class A*	188,535
37,598	XPeng, Inc. ADR (China)*	807,981
52,447	Yamaha Motor Co. Ltd. (Japan)	428,082
7,461	Zalando SE (Germany)*(b)	269,641

		41,168,029

Consumer Staples – 1.0%
733,243	Alibaba Health Information
	Technology Ltd. (China)*(a)	472,391
81,189	East Buy Holding Ltd. (China)*(a) (b)	135,306
3,267	Natural Grocers by Vitamin Cottage, Inc.	145,186
15,135	Walmart, Inc.	1,492,462

		2,245,345

Energy – 1.1%
768,802	China Suntien Green Energy Corp. Ltd., Class H (China)	366,779
18,106	Enbridge, Inc. (Canada)	776,878
4,693	HD Hyundai Co. Ltd. (South Korea)	233,864
15,720	Oceaneering International, Inc.*	347,255
16,192	TotalEnergies SE (France)	972,997

		2,697,773

Financials – 14.4%
12,831	3i Group PLC (United Kingdom)	639,299
358	Adyen NV (Netherlands)*(b)	648,284
7,209	Affirm Holdings, Inc.*	462,457
5,202	Alaris Equity Partners Income (Canada)	70,236

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
32,162	Allfunds Group PLC (United Kingdom)	$166,172
1,357	Ameriprise Financial, Inc.	729,116
6,347	Apollo Global Management, Inc.	947,417
2,681	Ares Management Corp., Class A	458,290
23,169	AvidXchange Holdings, Inc.*	176,084
33,289	BGC Group, Inc., Class A	329,561
1,253	Blackrock, Inc.	1,225,158
6,813	Blackstone, Inc.	1,097,983
15,635	Block, Inc.*	1,020,965
32,322	Boku, Inc.*(b)	63,896
10,981	Brookfield Corp. (Canada)	636,239
8,121	Carlyle Group, Inc. (The)	404,751
11,375	Charles Schwab Corp. (The)	904,654
10,540	CI Financial Corp. (Canada)	229,596
3,564	Coinbase Global, Inc., Class A*	768,470
13,857	Corebridge Financial, Inc.	480,561
1,668	Corpay, Inc.*	612,239
3,755	Discover Financial Services	732,938
23,509	Dlocal Ltd. (Uruguay)*(a)	224,629
5,271	DWS Group GmbH & Co. KGaA (Germany)(b)	252,603
3,097	Eurazeo SE (France)	244,948
3,748	Euronet Worldwide, Inc.*	384,020
1,635	Evercore, Inc., Class A	395,343
13,772	GCM Grosvenor, Inc., Class A	194,461
5,005	Global Payments, Inc.	526,926
3,431	GMO Payment Gateway, Inc. (Japan)	170,326
2,302	Goldman Sachs Group, Inc. (The)(c)	1,432,512
1,600	Hamilton Lane, Inc., Class A	250,112
17,473	Hargreaves Lansdown PLC (United Kingdom)	243,003
10,938	Hercules Capital, Inc.	228,714
3,139	Interactive Brokers Group, Inc., Class A	641,612
6,684	Intercontinental Exchange, Inc.	1,157,869
16,629	Invesco Ltd.	289,178
2,852	Jack Henry & Associates, Inc.	495,079
8,171	KKR & Co., Inc.	1,107,906
6,868	Lazard, Inc.	344,430
51,710	Marqeta, Inc., Class A*	216,148
2,931	Mastercard, Inc., Class A	1,689,165
26,151	Mirae Asset Securities Co. Ltd. (South Korea)	156,237
6,650	Morgan Stanley	885,182
1,512	Morningstar, Inc.	474,345
998	MSCI, Inc.	589,329
5,460	Northern Trust Corp.	601,801
66,063	NU Holdings Ltd., Class A (Brazil)*	710,177
29,701	Pagseguro Digital Ltd., Class A (Brazil)*	218,599
13,734	PayPal Holdings, Inc.*	975,801
19,424	Paysafe Ltd.*	384,595
5,191	Plus500 Ltd. (Israel)	183,277
20,070	Repay Holdings Corp.*	144,705

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
15,889	Robinhood Markets, Inc., Class A*	$796,039
9,396	SBI Holdings, Inc. (Japan)	270,105
2,950	Shift4 Payments, Inc., Class A*	291,313
36,936	SoFi Technologies, Inc.*	534,464
5,516	State Street Corp.	547,353
26,133	StoneCo Ltd., Class A (Brazil)*	241,730
67,697	TP ICAP Group PLC (United Kingdom)	222,478
5,160	TPG, Inc.	284,626
2,920	Tradeweb Markets, Inc., Class A	395,280
28,517	UBS Group AG (Switzerland)	976,642
5,567	Virtu Financial, Inc., Class A	203,530
5,685	Visa, Inc., Class A	2,062,006
1,895	WEX, Inc.*	297,704
25,961	WisdomTree, Inc.	236,764
22,081	XP, Inc., Class A (Brazil)	312,446

		36,289,878

Health Care – 21.4%
16,018	10X Genomics, Inc., Class A*	171,232
336,779	3SBio, Inc. (China)*(b)	317,875
12,615	Abbott Laboratories	1,740,996
9,248	AbbVie, Inc.	1,933,109
26,586	AdaptHealth Corp.*	302,549
35,030	Adaptive Biotechnologies Corp.*	289,348
4,588	Agilent Technologies, Inc.	586,897
4,182	Amgen, Inc.	1,288,307
10,122	AstraZeneca PLC (United Kingdom)	1,525,337
15,741	Baxter International, Inc.	543,222
6,667	Beam Therapeutics, Inc.*	175,609
1,998	BeiGene Ltd. ADR (China)*	543,056
3,097	Biogen, Inc.*	435,129
6,432	BioNTech SE ADR (Germany)*	726,301
6,195	Bio-Techne Corp.	382,541
13,074	Boston Scientific Corp.*	1,356,950
20,747	Bristol-Myers Squibb Co.	1,236,936
8,561	Castle Biosciences, Inc.*	185,603
15,206	Chugai Pharmaceutical Co. Ltd. (Japan)	755,482
6,586	CompuGroup Medical SE & Co. KgaA (Germany)	152,743
8,958	CRISPR Therapeutics AG (Switzerland)*	393,435
3,851	Danaher Corp.	800,084
3,095	DaVita, Inc.*	457,689
9,590	Dexcom, Inc.*	847,468
6,382	Dianthus Therapeutics, Inc.*	137,851
27,446	DocGo, Inc.*	84,808
12,806	Edwards Lifesciences Corp.*	917,166
2,875	Eli Lilly & Co.	2,646,811
10,220	Exact Sciences Corp.*	484,530
11,637	Fresenius Medical Care AG
	(Germany)	561,555
8,497	Galapagos NV (Belgium)*(a)	220,745
8,492	GE HealthCare Technologies, Inc.	741,776
4,317	Globus Medical, Inc., Class A*	346,741

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
50,390	GSK PLC	$930,474
10,435	Guardant Health, Inc.*	444,009
103,349	HUTCHMED China Ltd. (China)*	342,215
14,151	Ideaya Biosciences, Inc.*	291,086
5,709	Illumina, Inc.*	506,617
7,716	Immunocore Holdings PLC ADR (United Kingdom)*	226,619
15,298	Immunome, Inc.*	143,801
4,682	Insmed, Inc.*	381,817
2,239	Insulet Corp.*	609,613
22,340	Intellia Therapeutics, Inc.*	225,411
2,169	Intuitive Surgical, Inc.*	1,243,162
2,457	iRhythm Technologies, Inc.*	270,663
11,025	Johnson & Johnson	1,819,346
46,968	Keymed Biosciences, Inc. (China)*(b)	212,901
21,852	Koninklijke Philips NV (Netherlands)*	569,970
1,551	Krystal Biotech, Inc.*	278,017
3,019	Labcorp Holdings, Inc.	757,890
30,370	M3, Inc. (Japan)(a)	355,101
38,513	MannKind Corp.*	205,659
39,836	Maravai LifeSciences Holdings, Inc., Class A*	128,272
3,116	Masimo Corp.*	588,207
14,746	Medtronic PLC	1,356,927
15,255	Merck & Co., Inc.	1,407,274
5,543	Mezzion Pharma Co. Ltd. (South Korea)*	106,851
15,407	Moderna, Inc.*	477,001
22,301	Myriad Genetics, Inc.*	239,290
2,967	Natera, Inc.*	461,636
18,892	Novo Nordisk A/S ADR (Denmark)	1,712,560
13,812	Nurix Therapeutics, Inc.*	213,395
29,622	Ono Pharmaceutical Co. Ltd. (Japan)	319,032
14,152	ORIC Pharmaceuticals, Inc.*	113,641
10,596	Pediatrix Medical Group, Inc.*	156,503
35,479	Pfizer, Inc.	937,710
138,015	Pharming Group NV (Netherlands)*(a)	124,876
10,080	PHC Holdings Corp. (Japan)	71,506
5,521	PROCEPT BioRobotics Corp.*	355,221
11,500	QIAGEN NV*	441,600
1,169	Regeneron Pharmaceuticals, Inc.	816,827
32,253	Relay Therapeutics, Inc.*	109,983
19,968	ResMed, Inc. CDI	460,923
9,084	REVOLUTION Medicines, Inc.*	370,082
2,841	Revvity, Inc.	318,618
2,818	Roche Holding AG	934,492
26,663	Rocket Pharmaceuticals, Inc.*	251,965
57,895	Sana Biotechnology, Inc.*(a)	151,106
9,580	Sanofi SA	1,039,760
2,942	Sarepta Therapeutics, Inc.*	314,059
159	Scilex Holding Co. (Singapore)*	37

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
23,159	Scilex Holding Co. (Singapore)*(d)	$5,466
151,844	Shanghai MicroPort MedBot Group Co. Ltd. (China)*	420,786
17,288	Siemens Healthineers AG (Germany)(b)	966,579
30,414	Smith & Nephew PLC (United Kingdom)	440,593
3,041	Stryker Corp.	1,174,404
10,330	Takara Bio, Inc. (Japan)	57,855
9,014	Tandem Diabetes Care, Inc.*	199,570
17,362	Teladoc Health, Inc.*	165,981
32,952	Teva Pharmaceutical Industries Ltd. ADR (Israel)*	542,390
1,988	Thermo Fisher Scientific, Inc.	1,051,573
9,486	Tyra Biosciences, Inc.*	111,081
870	UFP Technologies, Inc.*	198,003
9,380	Veracyte, Inc.*	326,049
5,756	Verona Pharma PLC ADR (United Kingdom)*	400,790
14,916	Verve Therapeutics, Inc.*	94,418
78,339	Well Health Technologies Corp. (Canada)*	311,605
3,672	Zimmer Biomet Holdings, Inc.	383,063

		53,933,812

Industrials – 7.9%
52,309	3D Systems Corp.*	177,328
21,981	ABB Ltd. (Switzerland)	1,176,949
11,817	Ads-Tec Energy PLC (Ireland)*(a)	177,255
2,882	AeroVironment, Inc.*	431,205
7,975	American Superconductor Corp.*	181,112
2,768	Booz Allen Hamilton Holding Corp.	293,574
1,055	CACI International, Inc., Class A*	353,267
6,539	CS Wind Corp. (South Korea)	182,371
3,466	CSG Systems International, Inc.	222,864
5,210	Daihen Corp. (Japan)	238,209
39,229	Doosan Enerbility Co. Ltd. (South Korea)*	681,124
4,497	ExlService Holdings, Inc.*	217,880
27,297	FANUC Corp. (Japan)	780,535
384,770	Goldwind Science & Technology Co. Ltd., Class H (China)	254,320
178,808	Grab Holdings Ltd., Class A (Singapore)*	867,219
8,281	Kawasaki Heavy Industries Ltd. (Japan)	411,591
7,689	Korea Aerospace Industries Ltd. (South Korea)*	331,653
11,874	Kratos Defense & Security Solutions, Inc.*	313,355
2,482	L3Harris Technologies, Inc.	511,565
2,494	Leidos Holdings, Inc.	324,145
2,608	LG Energy Solution Ltd. (South Korea)*	627,532
2,593	LIG Nex1 Co. Ltd. (South Korea)	479,463

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
4,043	Liquidity Services, Inc.*	$135,360
19,223	Lyft, Inc., Class A*	256,435
18,587	MDA Space Ltd.*	299,472
9,171	MEITEC Group Holdings, Inc. (Japan)	180,109
38,878	Mitsubishi Electric Corp. (Japan)	595,186
2,728	Moog, Inc., Class A	465,097
11,322	Nabtesco Corp. (Japan)	180,918
76,427	Nano Dimension Ltd. ADR (Israel)*	162,790
41,481	NIDEC Corp. (Japan)	738,948
32,352	Nordex SE (Germany)*	439,082
5,492	PNE AG (Germany)	75,280
5,208	Proto Labs, Inc.*	207,695
1,535	Rainbow Robotics (South Korea)*	359,380
3,564	RB Global, Inc. (Canada)	364,882
1,514	Resolute Holdings Management, Inc.*	70,885
5,104	Shibaura Machine Co. Ltd. (Japan)	120,746
35,630	Shoals Technologies Group, Inc.,
	Class A*	107,959
16,211	Siemens Energy AG (Germany)*	926,258
4,612	SS&C Technologies Holdings, Inc.	410,699
22,075	Stratasys Ltd.*	233,333
24,269	Sunrun, Inc.*	175,950
8,504	Symbotic, Inc.*(a)	193,041
9,462	Textron, Inc.	707,095
2,474	Thales SA (France)	493,108
12,444	Uber Technologies, Inc.*	945,868
1,760	Verisk Analytics, Inc.	522,562
3,242	WNS Holdings Ltd. (India)*	184,372
8,482	Xometry, Inc., Class A*	231,728
16,673	Yaskawa Electric Corp. (Japan)	446,214

		19,464,968

Information Technology – 24.7%
7,309	ACI Worldwide, Inc.*	419,171
2,179	Adobe, Inc.*	955,622
6,448	Advanced Micro Devices, Inc.*	643,897
3,598	Akamai Technologies, Inc.*	290,287
3,273	Alarm.com Holdings, Inc.*	190,129
9,762	Alkami Technology, Inc.*	301,060
2,953	Altair Engineering, Inc., Class A*	329,555
8,007	Ambarella, Inc.*	491,870
6,427	Amphenol Corp., Class A	428,038
22,768	Apple, Inc.	5,506,213
5,780	Arista Networks, Inc.*	537,829
2,045	ASGN, Inc.*	137,792
67,721	Aurora Innovation, Inc.*	492,332
2,355	Autodesk, Inc.*	645,765
1,555	Belden, Inc.	171,097
25,617	BigCommerce Holdings, Inc., Series 1*	181,368
50,655	BlackBerry Ltd. (Canada)*	238,585
8,473	Broadcom, Inc.	1,689,770

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
7,030	C3.ai, Inc., Class A*	$164,854
20,191	Canadian Solar, Inc. (Canada)*(a)	202,920
5,836	CEVA, Inc.*	199,941
2,900	Ciena Corp.*	230,753
29,875	Cipher Mining, Inc.*	121,890
18,691	Cisco Systems, Inc.	1,198,280
21,007	Cleanspark, Inc.*	167,846
3,069	Cloudflare, Inc., Class A*	445,926
10,514	Cognex Corp.	344,859
3,613	Coherent Corp.*	271,661
18,177	CompoSecure, Inc., Class A(a)	242,481
22,357	Core Scientific, Inc.*	249,504
7,032	Corning, Inc.	352,655
1,825	Crowdstrike Holdings, Inc., Class A*	711,129
1,128	CyberArk Software Ltd.*	410,423
17,001	Dassault Systemes (France)	671,526
5,551	Dell Technologies, Inc., Class C	570,421
6,062	Digi International, Inc.*	185,133
6,218	Digital Garage, Inc. (Japan)	181,966
3,871	DocuSign, Inc.*	321,951
14,098	Extreme Networks, Inc.*	217,814
1,124	F5, Inc.*	328,691
310	Fair Isaac Corp.*	584,768
7,770	Fortinet, Inc.*	839,238
13,991	Gen Digital, Inc.	382,374
1,216	Globant SA*	183,044
25,508	Hewlett Packard Enterprise Co.	505,313
20,076	HP, Inc.	619,746
8,994	Hut 8 Corp. (Canada)*(a)	133,173
48,901	indie Semiconductor, Inc., Class A (China)*	147,192
20,991	Infineon Technologies AG (Germany)	775,206
23,786	Infinera Corp.*(a)	157,939
86,509	Intel Corp.	2,052,859
1,584	InterDigital, Inc.	338,406
3,486	International Business Machines Corp.	880,006
19,875	IREN, Ltd. (Australia)*	163,770
2,549	Itron, Inc.*	277,561
9,648	Juniper Networks, Inc.	349,258
11,582	Kainos Group PLC (United Kingdom)	101,647
2,092	Keyence Corp. (Japan)	824,750
3,201	Keysight Technologies, Inc.*	510,656
6,451	Kontron AG (Austria)(a)	140,487
1,777	Macquarie Technology Group Ltd. (Australia)*	76,269
24,148	MARA Holdings, Inc.*	336,140
6,846	Marvell Technology, Inc.	628,600
9,868	Materialise NV ADR (Belgium)*	51,906
9,128	MaxLinear, Inc.*	133,360
12,656	Microsoft Corp.	5,024,305
2,452	MicroStrategy, Inc., Class A*	626,314
6,401	nCino, Inc.*	200,415
17,518	NCR Voyix Corp.*(a)	197,603
3,158	Nemetschek SE (Germany)	367,844

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
5,104	NETGEAR, Inc.*	$134,235
7,779	NetScout Systems, Inc.*	174,950
1,953	Nice Ltd. ADR (Israel)*	271,819
90,370	Nokia OYJ ADR (Finland)	433,776
2,827	Northern Data AG (Germany)*(a)	112,311
2,984	Novanta, Inc.*	431,606
39,915	NVIDIA Corp.	4,986,182
1,803	NXP Semiconductors NV (China)	388,709
4,391	Okta, Inc.*	397,342
7,972	OneSpan, Inc.	127,871
8,431	Open Text Corp. (Canada)	217,688
8,493	Oracle Corp.	1,410,348
1,209	OSI Systems, Inc.*	249,308
22,701	Ouster, Inc.*	187,283
16,836	Pagaya Technologies Ltd., Class A*	216,006
6,756	Palantir Technologies, Inc., Class A*	573,720
4,345	Palo Alto Networks, Inc.*	827,418
1,674	PTC, Inc.*	273,917
4,337	Q2 Holdings, Inc.*	378,924
2,523	Qorvo, Inc.*	183,397
6,026	QUALCOMM, Inc.	947,106
4,500	Rapid7, Inc.*	130,905
25,861	Red Cat Holdings, Inc.*(a)	160,338
18,175	Ribbon Communications, Inc.*	85,786
5,263	RingCentral, Inc., Class A*	149,732
27,581	Riot Platforms, Inc.*	255,952
3,835	Salesforce, Inc.	1,142,255
19,938	Seiko Epson Corp. (Japan)	335,001
5,840	Semtech Corp.*	223,030
13,484	SentinelOne, Inc., Class A*	278,175
683	ServiceNow, Inc.*	635,026
1,911	Silicon Laboratories, Inc.*	268,113
2,336	Snowflake, Inc., Class A*	413,706
21,572	SoundHound AI, Inc., Class A*(a)	233,409
48,680	Spirent Communications PLC (United Kingdom)*	113,703
5,992	Sprout Social, Inc., Class A*	158,908
12,792	STMicroelectronics NV (Singapore)	315,696
13,239	Super Micro Computer, Inc.*	548,889
1,997	Synaptics, Inc.*	132,082
4,968	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	896,873
2,561	TD SYNNEX Corp.	352,112
4,928	Tenable Holdings, Inc.*	187,954
8,882	Teradyne, Inc.	975,777
54,964	Terawulf, Inc.*	230,299
25,337	TomTom NV (Netherlands)*(a)	120,580
61,023	Tuya, Inc. ADR (China)	207,478
589	Tyler Technologies, Inc.*	358,365
24,656	UiPath, Inc., Class A*	303,269
45,381	United Microelectronics Corp. ADR (Taiwan)(a)	292,707

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
1,925	Zebra Technologies Corp., Class A*	$606,471
12,268	Zeta Global Holdings Corp., Class A*	211,132
2,582	Zscaler, Inc.*	506,666

		62,807,458

Real Estate – 0.7%
2,439	American Tower Corp. REIT	501,507
3,494	Digital Realty Trust, Inc. REIT	546,182
838	Equinix, Inc. REIT	758,072

		1,805,761

Utilities – 1.1%
288,805	Beijing Jingneng Clean Energy Co. Ltd., Class H (China)	69,820
15,806	Boralex, Inc., Class A (Canada)	325,545
9,269	Brookfield Renewable Corp. (Canada)	258,142
13,040	Brookfield Renewable Partners LP (Canada)	294,284
24,255	Central Puerto SA ADR (Argentina)*(a)	288,634
37,546	Innergex Renewable Energy, Inc. (Canada)	354,466
45,982	ReNew Energy Global PLC, Class A (India)*	289,686
13,454	Severn Trent PLC (United Kingdom)	424,024
29,448	SSE PLC (United Kingdom)	566,574

		2,871,175

TOTAL COMMON STOCKS (Cost $210,446,521)		251,186,799

Exchange-Traded Funds – 0.2%
230,078	Greencoat UK Wind PLC/Funds	325,916
282,370	Renewables Infrastructure Group Ltd. (The)	268,437

TOTAL EXCHANGE-TRADED FUNDS (Cost $755,992)		594,353

Units	Description	Expiration Month	Value

Right – 0.0%

Health Care – 0.0%
9,282	AstraZeneca PLC*(e)
(Cost $0)		12/28	28,403

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $211,202,513)			251,809,555

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.8%(c)
Goldman Sachs Financial Square Government Fund-Institutional Shares
4,424,138	4.287%	$4,424,138
(Cost $4,424,138)

TOTAL INVESTMENTS – 101.7% (Cost $215,626,651)		$256,233,693

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(4,385,146)

NET ASSETS – 100.0%		$251,848,547

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Represents an affiliated issuer.
(d)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $5,466, which represents approximately 0.0% of net assets as of February 28, 2025. See additional details below:

	Date(s) of
Security	Purchase	Cost

Scilex Holding Co.	01/09/23	$116,953

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%

Communication Services – 9.8%
51,379	Alphabet, Inc., Class A	$8,748,816
42,417	Alphabet, Inc., Class C	7,305,056
79,228	AT&T, Inc.	2,171,640
1,035	Charter Communications, Inc., Class A*	376,295
3,140	Electronic Arts, Inc.	405,437
2,630	Fox Corp., Class A	151,488
1,687	Fox Corp., Class B	91,216
4,416	Interpublic Group of Cos., Inc. (The)	120,998
2,247	Match Group, Inc.	71,252
19,152	Meta Platforms, Inc., Class A	12,797,366
5,084	Netflix, Inc.*	4,985,167
4,660	News Corp., Class A	133,369
1,475	News Corp., Class B	47,613
120	Paramount Global, Class A(a)	2,718
7,254	Paramount Global, Class B(a)	82,406
5,281	T-Mobile US, Inc.	1,424,233
46,508	Verizon Communications, Inc.	2,004,495
21,589	Walt Disney Co. (The)	2,456,828

		43,376,393

Consumer Discretionary – 9.7%
5,195	Airbnb, Inc., Class A*	721,430
94,833	Amazon.com, Inc.*	20,131,149
2,786	Aptiv PLC (Jersey)*	181,424
3,211	Aramark	118,968
2,605	Bath & Body Works, Inc.	94,379
2,644	Best Buy Co., Inc.	237,722
394	Booking Holdings, Inc.	1,976,308
2,585	BorgWarner, Inc.	76,955
755	Boyd Gaming Corp.	57,576
683	Bright Horizons Family Solutions, Inc.*	88,558
767	Brunswick Corp.	46,672
756	Burlington Stores, Inc.*	188,494
2,508	Caesars Entertainment, Inc.*	83,316
1,839	CarMax, Inc.*	152,582
12,194	Carnival Corp.*	291,802
422	Carter’s, Inc.	17,416
16,237	Chipotle Mexican Grill, Inc.*	876,311
1,804	Deckers Outdoor Corp.*	251,405
5,686	eBay, Inc.	368,112
1,323	Etsy, Inc.*	67,724
1,475	Expedia Group, Inc.*	291,991
46,659	Ford Motor Co.	445,593
2,428	Gap, Inc. (The)	54,897
12,994	General Motors Co.	638,395
1,695	H&R Block, Inc.	92,394
1,637	Harley-Davidson, Inc.	42,169
1,706	Hasbro, Inc.	111,078
2,848	Hilton Worldwide Holdings, Inc.	754,606
11,794	Home Depot, Inc. (The)	4,677,500
1,378	Kohl’s Corp.(a)	15,723
4,140	Las Vegas Sands Corp.	185,099
719	Lear Corp.	67,579
6,808	Lowe’s Cos., Inc.	1,692,741
1,399	Lululemon Athletica, Inc.*	511,488
3,363	Macy’s, Inc.	48,259

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
2,726	Marriott International, Inc., Class A	$764,507
4,018	Mattel, Inc.*	85,583
217	Murphy USA, Inc.	101,825
4,930	Newell Brands, Inc.	31,651
14,051	NIKE, Inc., Class B	1,116,071
5,333	Norwegian Cruise Line Holdings Ltd.*	121,166
242	Penske Automotive Group, Inc.	40,833
673	Polaris, Inc.	30,231
2,425	PulteGroup, Inc.	250,454
2,818	Royal Caribbean Cruises Ltd.	693,510
1,670	Service Corp. International	135,270
13,471	Starbucks Corp.	1,560,077
2,759	Tapestry, Inc.	235,674
378	TopBuild Corp.*	115,815
6,410	Tractor Supply Co.	354,794
884	Travel + Leisure Co.	49,345
561	Ulta Beauty, Inc.*	205,528
444	Vail Resorts, Inc.	70,592
1,532	Valvoline, Inc.*	56,500
4,400	VF Corp.	109,692
1,149	Wayfair, Inc., Class A*	45,443
669	Whirlpool Corp.	68,098
898	Wyndham Hotels & Resorts, Inc.	97,280
1,215	Wynn Resorts Ltd.	108,524
1,094	YETI Holdings, Inc.*	38,990
3,348	Yum! Brands, Inc.	523,527

		42,668,795

Consumer Staples – 6.1%
23,911	Altria Group, Inc.	1,335,429
1,955	Bunge Global SA	145,041
1,747	Clorox Co. (The)	273,213
54,738	Coca-Cola Co. (The)	3,897,893
11,457	Colgate-Palmolive Co.	1,044,535
5,268	Costco Wholesale Corp.	5,524,078
638	elf Beauty, Inc.*	44,820
2,738	Estee Lauder Cos., Inc. (The), Class A	196,890
7,871	General Mills, Inc.	477,140
2,053	Hershey Co. (The)	354,574
4,088	Hormel Foods Corp.	117,039
921	Ingredion, Inc.	120,292
3,696	Kellanova	306,398
15,792	Keurig Dr Pepper, Inc.	529,348
4,742	Kimberly-Clark Corp.	673,411
12,526	Kraft Heinz Co. (The)	384,673
9,352	Kroger Co. (The)	606,197
2,005	Lamb Weston Holdings, Inc.	103,999
3,550	McCormick & Co., Inc.	293,266
18,882	Mondelez International, Inc., Class A	1,212,791
19,385	PepsiCo, Inc.	2,975,016
669	Post Holdings, Inc.*	75,938
5,497	Target Corp.	682,947
2,706	The Campbell’s Company	108,402
3,964	Tyson Foods, Inc., Class A	243,152
10,090	Walgreens Boots Alliance, Inc.	107,761

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
51,595	Walmart, Inc.	$5,087,783

		26,922,026

Energy – 3.4%
3,981	APA Corp.	82,407
10,049	Baker Hughes Co.	448,085
2,251	Cheniere Energy, Inc.	514,489
17,355	Chevron Corp.	2,752,850
13,038	ConocoPhillips	1,292,718
6,271	Devon Energy Corp.	227,136
5,933	EQT Corp.	285,793
45,211	Exxon Mobil Corp.	5,033,341
8,879	Halliburton Co.	234,139
2,810	Hess Corp.	418,521
1,737	HF Sinclair Corp.	61,264
19,523	Kinder Morgan, Inc.	529,073
3,369	Marathon Petroleum Corp.	505,956
6,856	Occidental Petroleum Corp.	334,847
5,875	ONEOK, Inc.	589,791
4,157	Phillips 66	539,121
2,679	Range Resources Corp.	99,444
3,177	Valero Energy Corp.	415,329
12,256	Williams Cos., Inc. (The)	713,054

		15,077,358

Financials – 15.3%
3,024	Affirm Holdings, Inc.*	193,990
6,680	Aflac, Inc.	731,260
3,144	Allstate Corp. (The)	626,128
3,286	Ally Financial, Inc.	121,911
6,545	American Express Co.	1,969,783
7,775	American International Group, Inc.	644,858
1,166	Ameriprise Financial, Inc.	626,492
2,349	Aon PLC, Class A	961,023
6,247	Apollo Global Management, Inc.	932,490
623	Assurant, Inc.	129,515
915	Axis Capital Holdings Ltd.	88,645
79,746	Bank of America Corp.	3,676,291
8,846	Bank of New York Mellon Corp. (The)	786,852
1,765	Blackrock, Inc.	1,725,782
849	Brighthouse Financial, Inc.*	50,354
4,460	Capital One Financial Corp.	894,453
1,262	Cboe Global Markets, Inc.	266,030
22,665	Citigroup, Inc.	1,812,067
2,788	Columbia Banking System, Inc.	74,523
1,589	Comerica, Inc.	102,220
2,991	Discover Financial Services	583,813
3,782	Equitable Holdings, Inc.	208,086
512	Everest Group Ltd.	180,849
8,088	Fifth Third Bancorp	351,585
6,379	First Horizon Corp.	137,404
6,609	Fiserv, Inc.*	1,557,675
3,677	Goldman Sachs Group, Inc. (The)(b)	2,288,160
474	Hanover Insurance Group, Inc. (The)	80,831

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
3,467	Hartford Insurance Group, Inc. (The)	$410,077
17,282	Huntington Bancshares, Inc.	284,634
6,806	Intercontinental Exchange, Inc.	1,179,003
4,894	Invesco Ltd.	85,107
33,647	JPMorgan Chase & Co.	8,904,679
11,076	KeyCorp	191,836
8,066	KKR & Co., Inc.	1,093,669
1,466	Lazard, Inc.	73,520
2,272	Lincoln National Corp.	88,608
889	LPL Financial Holdings, Inc.	330,477
1,992	M&T Bank Corp.	381,906
5,902	Marsh & McLennan Cos., Inc.	1,403,732
9,517	Mastercard, Inc., Class A	5,484,742
7,045	MetLife, Inc.	607,138
3,080	MGIC Investment Corp.	75,799
1,892	Moody’s Corp.	953,454
13,903	Morgan Stanley	1,850,628
321	Morningstar, Inc.	100,704
908	MSCI, Inc.	536,183
4,933	Nasdaq, Inc.	408,354
1,348	OneMain Holdings, Inc.	72,441
11,698	PayPal Holdings, Inc.*	831,143
4,756	PNC Financial Services Group, Inc. (The)	912,771
2,716	Principal Financial Group, Inc.	241,833
7,003	Progressive Corp. (The)	1,974,846
4,305	Prudential Financial, Inc.	495,505
10,998	Regions Financial Corp.	260,763
788	Reinsurance Group of America, Inc.	159,720
614	RenaissanceRe Holdings Ltd. (Bermuda)	145,899
3,748	S&P Global, Inc.	2,000,457
2,523	SLM Corp.	76,169
12,656	SoFi Technologies, Inc.*	183,132
3,506	State Street Corp.	347,900
4,641	Synchrony Financial	281,616
1,922	Synovus Financial Corp.	99,713
2,628	T. Rowe Price Group, Inc.	277,832
3,958	Toast, Inc., Class A*	152,779
1,391	Tradeweb Markets, Inc., Class A	188,300
2,735	Travelers Cos., Inc. (The)	706,970
15,982	Truist Financial Corp.	740,766
2,171	Unum Group	178,652
18,671	US Bancorp	875,670
18,384	Visa, Inc., Class A	6,668,061
1,179	Voya Financial, Inc.	85,195
39,901	Wells Fargo & Co.	3,125,046
4,412	Western Union Co. (The)	47,782
1,207	Willis Towers Watson PLC	409,958

		67,788,239

Health Care – 11.0%
15,815	Abbott Laboratories	2,182,628
16,200	AbbVie, Inc.	3,386,286
2,627	Agilent Technologies, Inc.	336,046
1,179	Alnylam Pharmaceuticals, Inc.*	290,918
4,904	Amgen, Inc.	1,510,726

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
6,199	Avantor, Inc.*	$103,523
4,651	Baxter International, Inc.	160,506
2,645	Becton Dickinson & Co.	596,527
1,329	Biogen, Inc.*	186,725
174	Bio-Rad Laboratories, Inc., Class A*	46,138
13,428	Boston Scientific Corp.*	1,393,692
18,544	Bristol-Myers Squibb Co.	1,105,593
2,228	Cardinal Health, Inc.	288,481
2,339	Cencora, Inc.	593,030
4,611	Centene Corp.*	268,176
465	Charles River Laboratories International, Inc.*	76,869
2,499	Cigna Group (The)	771,816
17,784	CVS Health Corp.	1,168,765
5,899	Danaher Corp.	1,225,576
430	DaVita, Inc.*	63,588
2,126	DENTSPLY SIRONA, Inc.	35,185
5,462	Edwards Lifesciences Corp.*	391,188
2,125	Elevance Health, Inc.	843,370
7,319	Eli Lilly & Co.	6,738,091
4,156	GE HealthCare Technologies, Inc.	363,027
11,412	Gilead Sciences, Inc.	1,304,506
1,154	Henry Schein, Inc.*	83,284
2,089	Hologic, Inc.*	132,422
1,100	Humana, Inc.	297,462
1,456	Illumina, Inc.*	129,205
3,227	Intuitive Surgical, Inc.*	1,849,555
1,648	IQVIA Holdings, Inc.*	311,142
22,056	Johnson & Johnson	3,639,681
770	Labcorp Holdings, Inc.	193,301
1,830	McKesson Corp.	1,171,676
11,734	Medtronic PLC	1,079,763
23,182	Merck & Co., Inc.	2,138,540
2,952	Moderna, Inc.*	91,394
2,609	Organon & Co.	38,900
51,837	Pfizer, Inc.	1,370,052
1,223	Premier, Inc., Class A	22,234
1,015	Quest Diagnostics, Inc.	175,494
958	Regeneron Pharmaceuticals, Inc.	669,393
1,326	ResMed, Inc.	309,648
3,309	Stryker Corp.	1,277,903
424	Teleflex, Inc.	56,286
3,493	Thermo Fisher Scientific, Inc.	1,847,657
8,406	UnitedHealth Group, Inc.	3,992,514
2,362	Vertex Pharmaceuticals, Inc.*	1,133,264
10,845	Viatris, Inc.	100,099
541	Waters Corp.*	204,141
1,812	Zimmer Biomet Holdings, Inc.	189,028
4,181	Zoetis, Inc.	699,230

		48,634,244

Industrials – 8.7%
6,342	3M Co.	983,771
388	Acuity Brands, Inc.	115,286
1,596	AECOM	159,680
1,576	Alaska Air Group, Inc.*	113,913
8,131	American Airlines Group, Inc.*	116,680

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
2,726	AMETEK, Inc.	$516,032
515	Armstrong World Industries, Inc.	79,135
1,691	AZEK Co., Inc. (The)*	79,223
8,257	Boeing Co. (The)*	1,441,920
1,541	Booz Allen Hamilton Holding Corp.	163,438
1,403	Broadridge Financial Solutions,
	Inc.	338,432
1,374	C.H. Robinson Worldwide, Inc.	139,626
525	Carlisle Cos., Inc.	178,899
9,871	Carrier Global Corp.	639,641
5,703	Caterpillar, Inc.	1,961,547
10,181	CNH Industrial NV	131,131
22,487	CSX Corp.	719,809
1,606	Cummins, Inc.	591,297
1,314	Dayforce, Inc.*	81,455
2,942	Deere & Co.	1,414,484
7,656	Delta Air Lines, Inc.	460,279
4,604	Eaton Corp. PLC	1,350,445
6,727	Emerson Electric Co.	818,070
2,664	FedEx Corp.	700,366
1,529	Flowserve Corp.	84,156
1,486	Fortune Brands Innovations, Inc.	96,174
415	FTI Consulting, Inc.*	68,724
12,558	General Electric Co.	2,599,255
2,026	Genpact Ltd.	107,824
7,603	Honeywell International, Inc.	1,618,603
4,728	Howmet Aerospace, Inc.	645,845
624	Hubbell, Inc.	231,872
4,804	Ingersoll Rand, Inc.	407,283
968	ITT, Inc.	136,720
948	J.B. Hunt Transport Services, Inc.	152,808
1,508	Jacobs Solutions, Inc.	193,190
7,880	Johnson Controls International PLC	675,001
1,165	KBR, Inc.	57,120
2,229	L3Harris Technologies, Inc.	459,419
1,165	Leidos Holdings, Inc.	151,415
375	Lennox International, Inc.	225,394
643	Lincoln Electric Holdings, Inc.	132,902
2,462	Lockheed Martin Corp.	1,108,811
2,588	Masco Corp.	194,566
666	Nordson Corp.	140,053
1,621	Northrop Grumman Corp.	748,481
1,943	nVent Electric PLC	117,241
774	Oshkosh Corp.	79,180
4,764	Otis Worldwide Corp.	475,352
1,007	Owens Corning	155,118
1,491	Parker-Hannifin Corp.	996,748
1,710	Quanta Services, Inc.	443,967
2,173	RB Global, Inc. (Canada)	222,472
776	Regal Rexnord Corp.	100,414
1,344	Rockwell Automation, Inc.	385,930
15,517	RTX Corp.	2,063,606
431	Science Applications International Corp.	42,578
1,734	Sensata Technologies Holding PLC	50,026

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
492	Simpson Manufacturing Co., Inc.	$80,885
539	SiteOne Landscape Supply, Inc.*	68,081
7,098	Southwest Airlines Co.	220,464
1,365	Spirit AeroSystems Holdings, Inc., Class A*	47,638
1,806	Stanley Black & Decker, Inc.	156,273
3,108	Tetra Tech, Inc.	90,723
2,643	Trane Technologies PLC	934,829
1,246	Trex Co., Inc.*	76,866
24,161	Uber Technologies, Inc.*	1,836,478
7,117	Union Pacific Corp.	1,755,693
3,891	United Airlines Holdings, Inc.*	365,015
8,579	United Parcel Service, Inc., Class B	1,021,158
766	United Rentals, Inc.	492,017
1,644	Verisk Analytics, Inc.	488,120
505	W.W. Grainger, Inc.	515,711
4,748	Waste Management, Inc.	1,105,239
488	WESCO International, Inc.	88,069
1,991	Westinghouse Air Brake Technologies Corp.	369,052
2,846	Xylem, Inc.	372,513

		38,747,631

Information Technology – 29.1%
7,321	Accenture PLC, Class A (Ireland)	2,551,368
3,878	Adobe, Inc.*	1,700,736
14,071	Advanced Micro Devices, Inc.*	1,405,130
1,299	Akamai Technologies, Inc.*	104,803
4,332	Analog Devices, Inc.	996,620
764	ANSYS, Inc.*	254,603
125,110	Apple, Inc.	30,256,602
7,272	Applied Materials, Inc.	1,149,485
1,393	Atlassian Corp., Class A*	395,974
1,882	Autodesk, Inc.*	516,063
39,747	Broadcom, Inc.	7,926,744
2,379	Cadence Design Systems, Inc.*	595,939
1,590	Ciena Corp.*	126,516
568	Cirrus Logic, Inc.*	59,191
44,051	Cisco Systems, Inc.	2,824,110
2,622	Cloudflare, Inc., Class A*	380,977
4,349	Cognizant Technology Solutions
	Corp., Class A	362,402
6,696	Corning, Inc.	335,804
508	Dolby Laboratories, Inc., Class A	41,458
1,455	DoubleVerify Holdings, Inc.*	20,224
2,067	Dropbox, Inc., Class A*	53,701
1,561	DXC Technology Co.*	28,676
821	Elastic NV*	95,532
1,073	First Solar, Inc.*	146,121
658	Gartner, Inc.*	327,895
4,750	Gen Digital, Inc.	129,817
1,190	Gitlab, Inc., Class A*	71,650
1,222	GoDaddy, Inc., Class A*	219,349
712	Guidewire Software, Inc.*	143,340
11,408	Hewlett Packard Enterprise Co.	225,992
8,414	HP, Inc.	259,740
427	HubSpot, Inc.*	309,144
37,247	Intel Corp.	883,871

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
8,017	International Business Machines Corp.	$2,023,811
2,384	Intuit, Inc.	1,463,395
3,591	Juniper Networks, Inc.	129,994
2,034	Keysight Technologies, Inc.*	324,484
1,179	KLA Corp.	835,722
11,235	Lam Research Corp.	862,174
752	Lumentum Holdings, Inc.*	52,888
7,488	Marvell Technology, Inc.	687,548
9,633	Micron Technology, Inc.	901,938
65,007	Microsoft Corp.	25,807,129
1,820	Motorola Solutions, Inc.	801,200
1,802	NetApp, Inc.	179,858
204,555	NVIDIA Corp.	25,553,011
3,713	ON Semiconductor Corp.*	174,697
13,730	Oracle Corp.	2,280,004
5,678	Palo Alto Networks, Inc.*	1,081,261
447	Pegasystems, Inc.	35,094
932	Procore Technologies, Inc.*	71,270
9,762	QUALCOMM, Inc.	1,534,294
8,079	Salesforce, Inc.	2,406,330
1,797	ServiceNow, Inc.*	1,670,779
1,328	Synopsys, Inc.*	607,268
1,027	Teradata Corp.*	24,484
1,367	Teradyne, Inc.	150,179
7,954	Texas Instruments, Inc.	1,558,904
1,334	Twilio, Inc., Class A*	159,987
372	Tyler Technologies, Inc.*	226,336
1,816	Vontier Corp.	67,828
1,092	Wolfspeed, Inc.*	6,312
1,850	Workday, Inc., Class A*	487,179
621	Zebra Technologies Corp., Class A*	195,646
2,303	Zoom Communications, Inc., Class A*	169,731
814	Zscaler, Inc.*	159,731

		127,590,043

Materials – 2.0%
1,424	Albemarle Corp.	109,691
3,007	Alcoa Corp.	99,983
782	AptarGroup, Inc.	114,758
3,444	Ball Corp.	181,464
1,366	Berry Global Group, Inc.	98,584
1,326	Celanese Corp.	67,546
2,050	CF Industries Holdings, Inc.	166,091
1,759	Chemours Co. (The)	26,297
9,857	Corteva, Inc.	620,794
8,285	Dow, Inc.	315,741
4,928	DuPont de Nemours, Inc.	402,963
2,948	Ecolab, Inc.	793,041
1,505	FMC Corp.	55,534
16,903	Freeport-McMoRan, Inc.	623,890
3,502	Graphic Packaging Holding Co.	93,433
3,092	International Flavors & Fragrances, Inc.	252,957
6,193	International Paper Co.	348,976
5,674	Linde PLC	2,650,042
756	Louisiana-Pacific Corp.	75,351

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
3,144	LyondellBasell Industries NV, Class A	$241,554
3,844	Mosaic Co. (The)	91,948
13,462	Newmont Corp.	576,712
2,797	Nucor Corp.	384,504
2,753	PPG Industries, Inc.	311,695
2,633	United States Steel Corp.	105,899

		8,809,448

Real Estate – 2.5%
4,981	American Homes 4 Rent, Class A REIT	184,347
6,890	American Tower Corp. REIT	1,416,722
2,092	AvalonBay Communities, Inc. REIT	473,169
4,418	Brixmor Property Group, Inc.
	REIT	123,527
4,515	CBRE Group, Inc., Class A*	640,859
5,990	CoStar Group, Inc.*	456,737
6,415	Crown Castle, Inc. REIT	603,651
4,886	Digital Realty Trust, Inc. REIT	763,780
1,423	Equinix, Inc. REIT	1,287,274
5,574	Equity Residential REIT	413,424
939	Essex Property Trust, Inc. REIT	292,564
5,209	Healthcare Realty Trust, Inc. REIT	89,230
456	Howard Hughes Holdings, Inc.*	36,115
4,298	Iron Mountain, Inc. REIT	400,445
695	Jones Lang LaSalle, Inc.*	188,964
9,719	Kimco Realty Corp. REIT	214,790
1,712	Mid-America Apartment Communities, Inc. REIT	287,821
13,637	Prologis, Inc. REIT	1,689,897
1,585	SBA Communications Corp. REIT	345,371
6,339	Ventas, Inc. REIT	438,532
10,756	Weyerhaeuser Co. REIT	323,756
680	Zillow Group, Inc., Class A*	50,585
2,289	Zillow Group, Inc., Class C*	175,475

		10,897,035

Utilities – 2.3%
9,161	AES Corp. (The)	106,176
6,242	American Electric Power Co., Inc.	661,964
2,308	American Water Works Co., Inc.	313,819
4,101	Consolidated Edison, Inc.	416,334
3,728	Constellation Energy Corp.	934,032
9,921	Dominion Energy, Inc.	561,727
9,135	Duke Energy Corp.	1,073,271
4,504	Edison International	245,198
5,044	Entergy Corp.	440,392
4,233	Eversource Energy	266,721
24,345	NextEra Energy, Inc.	1,708,289
5,529	NiSource, Inc.	225,638
2,434	NRG Energy, Inc.	257,298
25,300	PG&E Corp.	413,402
8,740	PPL Corp.	307,735

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
5,900	Public Service Enterprise Group, Inc.	$478,785
7,498	Sempra	536,632
4,020	Vistra Corp.	537,313
6,805	Xcel Energy, Inc.	490,640

		9,975,366

TOTAL COMMON STOCKS (Cost $316,815,392)		440,486,578

Shares	Dividend Rate	Value

Investment Company – 0.0%(b)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
57,323	4.253%	57,323
(Cost $57,323)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $316,872,715)		440,543,901

Shares		Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
19,067	4.287%	19,067
(Cost $19,067)

TOTAL INVESTMENTS – 99.9% (Cost $316,891,782)		$440,562,968

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		552,299

NET ASSETS – 100.0%		$441,115,267

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%

Consumer Discretionary – 10.4%
10,276	Abercrombie & Fitch Co., Class A*	$1,058,325
13,938	Boot Barn Holdings, Inc.*	1,706,430
25,041	Cheesecake Factory, Inc. (The)	1,352,965
5,308	Installed Building Products, Inc.	909,791
34,491	KinderCare Learning Cos., Inc.*	671,195
13,347	M/I Homes, Inc.*	1,563,334
25,041	Meritage Homes Corp.	1,814,721
19,017	Modine Manufacturing Co.*	1,608,078
16,390	Ollie’s Bargain Outlet Holdings, Inc.*	1,696,529
12,852	Patrick Industries, Inc.	1,164,391
14,411	Shake Shack, Inc., Class A*	1,565,035

		15,110,794

Consumer Staples – 2.1%
53,981	Primo Brands Corp., Class A	1,818,620
91,661	Utz Brands, Inc.	1,248,423

		3,067,043

Energy – 3.5%
10,141	Chord Energy Corp.	1,159,116
78,316	Crescent Energy Co., Class A	988,348
18,619	Matador Resources Co.	974,519
30,357	Noble Corp. PLC	786,246
88,043	Patterson-UTI Energy, Inc.	731,637
20,160	PBF Energy, Inc., Class A	432,029

		5,071,895

Financials – 22.4%
42,800	Atlantic Union Bankshares Corp.	1,526,676
26,348	Banner Corp.	1,817,485
53,511	Cadence Bank	1,774,425
39,288	First Merchants Corp.	1,720,814
30,428	Glacier Bancorp, Inc.	1,486,104
11,576	Hamilton Lane, Inc., Class A	1,809,560
25,632	Kemper Corp.	1,732,211
21,025	Mr Cooper Group, Inc.*	2,362,579
56,461	NMI Holdings, Inc., Class A*	2,057,439
59,690	Pacific Premier Bancorp, Inc.	1,425,994
14,150	PennyMac Financial Services, Inc.	1,466,648
96,976	Perella Weinberg Partners	2,241,115
11,425	Pinnacle Financial Partners, Inc.	1,305,420
8,623	Piper Sandler Cos.	2,497,393
9,905	PJT Partners, Inc., Class A	1,577,470
45,240	Skyward Specialty Insurance Group, Inc.*	2,353,385
17,954	SouthState Corp.	1,809,763
17,009	Stifel Financial Corp.	1,806,186

		32,770,667

Health Care – 14.6%
54,241	Alkermes PLC*	1,862,094
44,177	BioLife Solutions, Inc.*	1,060,248
10,276	Blueprint Medicines Corp.*	992,353
19,726	Cytokinetics, Inc.*	907,396
47,956	Dynavax Technologies Corp.*	661,313
12,087	GeneDx Holdings Corp.*	1,243,148
41,578	Halozyme Therapeutics, Inc.*	2,459,339

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
23,937	Immunovant, Inc.*	$493,102
11,554	Integer Holdings Corp.*	1,423,453
13,229	iRhythm Technologies, Inc.*	1,457,307
10,867	Lantheus Holdings, Inc.*	1,019,542
21,025	Merit Medical Systems, Inc.*	2,145,391
37,562	Pennant Group, Inc. (The)*	855,287
21,734	REVOLUTION Medicines, Inc.*	885,443
32,719	Surgery Partners, Inc.*	787,873
27,946	Veracyte, Inc.*	971,403
49,384	Waystar Holding Corp.*	2,146,722

		21,371,414

Industrials – 17.5%
23,388	Arcosa, Inc.	1,961,786
13,820	Crane Co.	2,252,522
13,796	Esab Corp.	1,728,639
13,820	ESCO Technologies, Inc.	2,278,642
37,444	Federal Signal Corp.	3,043,448
17,009	Franklin Electric Co., Inc.	1,737,469
76,720	Gates Industrial Corp. PLC*	1,660,221
45,160	Kratos Defense & Security Solutions, Inc.*	1,191,772
11,339	Loar Holdings, Inc.*	824,005
15,474	Moog, Inc., Class A	2,638,162
14,268	MYR Group, Inc.*	1,750,969
17,815	SPX Technologies, Inc.*	2,594,755
10,631	Standex International Corp.	1,977,153

		25,639,543

Information Technology – 16.7%
9,909	Advanced Energy Industries, Inc.	1,141,220
31,703	Alkami Technology, Inc.*	977,721
14,858	ASGN, Inc.*	1,001,132
10,631	Badger Meter, Inc.	2,236,018
23,388	BlackLine, Inc.*	1,129,640
42,564	Clearwater Analytics Holdings, Inc., Class A*	1,323,740
29,766	Cohu, Inc.*	585,200
14,766	Commvault Systems, Inc.*	2,518,489
32,647	DigitalOcean Holdings, Inc.*	1,398,924
8,488	Impinj, Inc.*	820,450
16,675	Intapp, Inc.*	1,099,883
29,431	JFrog Ltd. (Israel)*	1,081,589
65,295	Knowles Corp.*	1,083,244
18,512	MACOM Technology Solutions Holdings, Inc.*	2,141,098
33,900	Onestream, Inc.*	789,870
13,561	Q2 Holdings, Inc.*	1,184,825
20,986	Semtech Corp.*	801,455
45,830	Tenable Holdings, Inc.*	1,747,956
40,397	Vertex, Inc., Class A*	1,304,419

		24,366,873

Materials – 6.9%
19,338	Ashland, Inc.	1,176,137
28,524	ATI, Inc.*	1,658,956
43,468	Avient Corp.	1,859,126
18,975	Commercial Metals Co.	919,149
41,607	Graphic Packaging Holding Co.	1,110,075

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
19,338	HB Fuller Co.	$1,097,238
24,214	Knife River Corp.*	2,316,796

		10,137,477

Real Estate – 4.1%
80,676	Independence Realty Trust, Inc. REIT	1,758,737
98,512	Newmark Group, Inc., Class A	1,445,171
109,302	RLJ Lodging Trust REIT	1,012,136
26,294	Terreno Realty Corp. REIT	1,783,259

		5,999,303

Utilities – 1.1%
29,234	TXNM Energy, Inc.	1,527,477

TOTAL COMMON STOCKS (Cost $144,337,871)		145,062,486

Shares	Dividend Rate	Value

Investment Company – 0.7%(a)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,000,308	4.253%	1,000,308
(Cost $1,000,308)

TOTAL INVESTMENTS – 100.0% (Cost $145,338,179)		$146,062,794

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		21,932

NET ASSETS – 100.0%		$146,084,726

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EQUITY ETFS

Statements of Assets and Liabilities February 28, 2025 (Unaudited)

	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $1,020,519,813, $284,136,527 and $210,534,638, respectively)(a)	$1,179,207,353	$323,275,582	$250,377,043
Investments in affiliated issuers, at value (cost $3,208,100, $7,290,682 and $667,875, respectively)	4,072,322	7,290,682	1,432,512
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	6,192,365	4,424,138
Cash	135,119	7,136,595	—
Receivables:
Dividends	1,447,964	116,440	248,159
Investments sold	—	—	5
Securities lending income	—	202,572	17,421
Foreign tax reclaims	—	634	118,523

Total assets	1,184,862,758	344,214,870	256,617,801

Liabilities:

Payables:
Investments purchased	135,118	6,838,771	—
Management fees	32,027	47,163	39,124
Payable upon return of securities loaned	—	6,192,365	4,424,138
Due to custodian	—	—	222,365
Foreign bank overdraft (cost $–, $– and $84,469, respectively)	—	—	83,627

Total liabilities	167,145	13,078,299	4,769,254

Net Assets:

Paid-in capital	1,084,336,383	330,343,952	253,846,504
Total distributable earnings (loss)	100,359,230	792,619	(1,997,957)

NET ASSETS	$1,184,695,613	$331,136,571	$251,848,547

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	14,900,000	2,575,000	4,000,000

Net asset value per share:	$79.51	$128.60	$62.96

(a)	Includes loaned securities having a market value of $–, $6,419,383 and $4,112,850 for Equal Weight U.S. Large Cap Equity ETF, Hedge Industry VIP ETF and Innovate Equity ETF, respectively.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Assets and Liabilities (continued) February 28, 2025 (Unaudited)

	JUST U.S. Large Cap Equity ETF	Small Cap Core Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $315,611,206 and $144,337,871, respectively)(a)	$438,198,418	$145,062,486
Investments in affiliated issuers, at value (cost $1,261,509 and $1,000,308, respectively)	2,345,483	1,000,308
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	19,067	—
Cash	57,333	576,072
Receivables:
Fund shares sold	2,120,747	—
Dividends	498,091	51,875
Securities lending income	36	—
Foreign tax reclaims	—	3,747

Total assets	443,239,175	146,694,488

Liabilities:

Payables:
Investments purchased	2,078,276	576,072
Management fees	26,565	33,690
Payable upon return of securities loaned	19,067	—

Total liabilities	2,123,908	609,762

Net Assets:

Paid-in capital	320,035,800	147,296,421
Total distributable earnings (loss)	121,079,467	(1,211,695)

NET ASSETS	$441,115,267	$146,084,726

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	5,200,000	2,925,000

Net asset value per share:	$84.83	$49.94

(a)	Includes loaned securities having a market value of $18,542 and $– for JUST U.S. Large Cap Equity ETF and Small Cap Core Equity ETF, respectively.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS EQUITY ETFS

Statements of Operations For the Six Months Ended February 28, 2025 (Unaudited)

	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $189, $8,983 and $55,926, respectively)	$7,801,506	$991,607	$1,302,239

Dividends — affiliated issuers	39,585	6,903	28,733

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	667	406,537	100,974

Total Investment Income	7,841,758	1,405,047	1,431,946

Expenses:

Management fees	415,972	697,578	682,563

Trustee fees	16,653	14,667	14,538

Total expenses	432,625	712,245	697,101

Less — expense reductions	(712)	(272)	(553)

Net expenses	431,913	711,973	696,548

NET INVESTMENT INCOME	7,409,845	693,074	735,398

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	2,455,410	(6,110,466)	6,191,825

Investments — affiliated issuers	58,320	—	70,286

In-kind redemptions — affiliated issuers	28,655	—	409,967

In-kind redemptions — unaffiliated issuers	19,346,989	43,699,123	38,776,235

Foreign currency transactions	—	—	(23,619)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	16,915,508	(5,742,069)	(22,357,877)

Investments — affiliated issuers	323,469	—	(181,036)

Foreign currency translations	—	—	(6,716)

Net realized and unrealized gain	39,128,351	31,846,588	22,879,065

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,538,196	$32,539,662	$23,614,463

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Operations (continued) For the Six Months Ended February 28, 2025 (Unaudited)

	JUST U.S. Large Cap Equity ETF	Small Cap Core Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $– and $5,620, respectively)	$2,646,836	$527,456

Dividends — affiliated issuers	39,047	30,083

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	386	1,295

Total Investment Income	2,686,269	558,834

Expenses:

Management fees	385,945	505,799

Trustee fees	14,943	14,076

Total expenses	400,888	519,875

Less — expense reductions	(646)	(33,679)

Net expenses	400,242	486,196

NET INVESTMENT INCOME	2,286,027	72,638

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(2,995,727)	(3,892,863)

Investments — affiliated issuers	(11,422)	—

In-kind redemptions — affiliated issuers	55,110	—

In-kind redemptions — unaffiliated issuers	16,374,350	3,110,050

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	5,613,259	(6,884,920)

Investments — affiliated issuers	343,445	—

Net realized and unrealized gain (loss)	19,379,015	(7,667,733)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,665,042	$(7,595,095)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets

	Equal Weight U.S. Large Cap Equity ETF		Hedge Industry VIP ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$7,409,845	$10,337,819	$693,074	$1,381,348

Net realized gain	21,889,374	7,281,443	37,588,657	23,962,722

Net change in unrealized gain (loss)	17,238,977	112,370,534	(5,742,069)	24,120,114

Net increase in net assets resulting from operations	46,538,196	129,989,796	32,539,662	49,464,184

Distributions to shareholders:

From distributable earnings	(7,618,678)	(9,660,633)	(904,128)	(1,204,174)

From share transactions:

Proceeds from sales of shares	379,311,621	295,567,457	139,713,605	244,704,861

Cost of shares redeemed	(51,231,482)	(60,734,754)	(127,796,110)	(147,544,852)

Net increase in net assets resulting from share transactions	328,080,139	234,832,703	11,917,495	97,160,009

TOTAL INCREASE	366,999,657	355,161,866	43,553,029	145,420,019

Net Assets:

Beginning of period	$817,695,956	$462,534,090	$287,583,542	$142,163,523

End of period	$1,184,695,613	$817,695,956	$331,136,571	$287,583,542

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets

	Innovate Equity ETF		JUST U.S. Large Cap Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$735,398	$2,621,785	$2,286,027	$4,202,236

Net realized gain	45,424,694	15,870,055	13,422,311	12,376,168

Net change in unrealized gain (loss)	(22,545,629)	47,697,959	5,956,704	62,911,980

Net increase in net assets resulting from operations	23,614,463	66,189,799	21,665,042	79,490,384

Distributions to shareholders:

From distributable earnings	(3,331,425)	(3,615,832)	(2,224,869)	(4,197,696)

From share transactions:

Proceeds from sales of shares	–	18,893,627	96,638,602	46,501,015

Cost of shares redeemed	(120,275,869)	(65,701,777)	(35,878,177)	(38,625,587)

Net increase (decrease) in net assets resulting from share transactions	(120,275,869)	(46,808,150)	60,760,425	7,875,428

TOTAL INCREASE (DECREASE)	(99,992,831)	15,765,817	80,200,598	83,168,116

Net Assets:

Beginning of period	$351,841,378	$336,075,561	$360,914,669	$277,746,553

End of period	$251,848,547	$351,841,378	$441,115,267	$360,914,669

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS EQUITY ETFS

Statements of Changes in Net Assets (continued)

	Small Cap Core Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Period October 3, 2023* to August 31, 2024 (Unaudited)

From operations:

Net investment income	$72,638	$53,722

Net realized gain (loss)	(782,813)	443,944

Net change in unrealized gain (loss)	(6,884,920)	7,609,535

Net increase (decrease) in net assets resulting from operations	(7,595,095)	8,107,201

Distributions to shareholders:

From distributable earnings	(793,727)	(44,301)

From share transactions:

Proceeds from sales of shares	87,236,251	74,294,488

Cost of shares redeemed	(10,421,288)	(4,698,803)

Net increase in net assets resulting from share transactions	76,814,963	69,595,685

TOTAL INCREASE	68,426,141	77,658,585

Net Assets:

Beginning of period	$77,658,585	$–

End of period	$146,084,726	$77,658,585

  *  Commencement of operations.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Equal Weight U.S. Large Cap Equity ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 28, 2025 (Unaudited)		2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$76.06		$62.93	$58.98	$70.00	$50.86	$46.30

Net investment income(a)	0.60		1.18	1.03	0.94	0.85	0.93

Net realized and unrealized gain (loss)	3.50		13.09	3.94	(10.98)	19.09	4.52

Total from investment operations	4.10		14.27	4.97	(10.04)	19.94	5.45

Distributions to shareholders from net investment income	(0.65)		(1.14)	(1.02)	(0.98)	(0.80)	(0.89)

Net asset value, end of period	$79.51		$76.06	$62.93	$58.98	$70.00	$50.86

Market price, end of period	$79.60		$76.06	$62.93	$58.99	$69.99	$50.95

Total Return at Net Asset Value(b)	5.41%		22.93%	8.58%	(14.48)%	39.56%	12.08%

Net assets, end of period (in 000’s)	$1,184,696		$817,696	$462,534	$613,410	$857,504	$320,433

Ratio of net expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09%	0.09%

Ratio of net investment income to average net assets	1.54	%(c)	1.72%	1.72%	1.43%	1.39%	1.98%

Portfolio turnover rate(d)	19%		39%	44%	47%	43%	48%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Hedge Industry VIP ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 28, 2025 (Unaudited)		2024	2023	2022		2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$116.20		$88.85	$75.37	$103.18		$79.37	$56.86

Net investment income (loss)(a)	0.27		0.76	0.17	(0.04	)(b)	(0.07)	0.16	(c)

Net realized and unrealized gain (loss)	12.48		27.33	13.32	(27.77)		23.88	22.59

Total from investment operations	12.75		28.09	13.49	(27.81)		23.81	22.75

Distributions to shareholders from net investment income	(0.35)		(0.74)	(0.01)	–		– (d)	(0.24)

Distributions to shareholders from return of capital	–		–	–	–		–	–	(d)

Total distributions	(0.35)		(0.74)	(0.01)	–		– (d)	(0.24)

Net asset value, end of period	$128.60		$116.20	$88.85	$75.37		$103.18	$79.37

Market price, end of period	$128.49		$116.03	$88.90	$75.47		$103.21	$79.50

Total Return at Net Asset Value(e)	10.98%		31.79%	17.90%	(26.95)%		30.00%	40.07%

Net assets, end of period (in 000’s)	$331,137		$287,584	$142,164	$145,084		$221,834	$115,085

Ratio of net expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.45%		0.45%	0.45%

Ratio of net investment income (loss) to average net assets	0.44	%(f)	0.74%	0.23%	(0.05	)%(b)	(0.08)%	0.26	%(c)

Portfolio turnover rate(g)	67%		144%	120%	117%		136%	124%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.05 per share and 0.05% of average net assets.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.11% of average net assets.

(d)	Amount is less than $0.005 per share.

(e)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INNOVATE EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Innovate Equity ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,			For the Period November 6, 2020* to August 31, 2021
	February 28, 2025 (Unaudited)		2024	2023	2022

Per Share Operating Performance:

Net asset value, beginning of period	$59.13		$49.42	$43.67	$63.23	$50.03

Net investment income(a)	0.16		0.40	0.43	0.33	0.24

Net realized and unrealized gain (loss)	4.44		9.84	5.39	(19.43)	13.15

Total from investment operations	4.60		10.24	5.82	(19.10)	13.39

Distributions to shareholders from net investment income	(0.77)		(0.53)	(0.07)	(0.46)	(0.19)

Net asset value, end of period	$62.96		$59.13	$49.42	$43.67	$63.23

Market price, end of period	$62.88		$59.14	$49.42	$43.62	$63.34

Total Return at Net Asset Value(b)	7.80%		20.86%	13.38%	(30.35)%	26.80%

Net assets, end of period (in 000’s)	$251,849		$351,841	$336,076	$327,530	$493,184

Ratio of net expenses to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50	%(c)

Ratio of net investment income to average net assets	0.53	%(c)	0.76%	0.97%	0.62%	0.50	%(c)

Portfolio turnover rate(d)	16%		33%	45%	38%	38%

*	Commencement of operations.

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	JUST U.S. Large Cap Equity ETF

	For the Six Months Ended		For the Fiscal Year Ended August 31,
	February 28, 2025 (Unaudited)		2024	2023	2022	2021	2020

Per Share Operating Performance:

Net asset value, beginning of period	$80.65		$64.22	$56.72	$65.65	$50.92	$42.04

Net investment income(a)	0.47		0.93	0.89	0.82	0.74	0.74

Net realized and unrealized gain (loss)	4.18		16.43	7.49	(8.97)	14.70	8.90

Total from investment operations	4.65		17.36	8.38	(8.15)	15.44	9.64

Distributions to shareholders from net investment income	(0.47)		(0.93)	(0.88)	(0.78)	(0.71)	(0.76)

Net asset value, end of period	$84.83		$80.65	$64.22	$56.72	$65.65	$50.92

Market price, end of period	$84.77		$80.67	$64.27	$56.84	$65.68	$50.88

Total Return at Net Asset Value(b)	5.77%		27.27%	15.00%	(12.53)%	30.61%	23.29%

Net assets, end of period (in 000’s)	$441,115		$360,915	$277,747	$269,428	$264,240	$152,754

Ratio of net expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.20%

Ratio of net investment income to average net assets	1.14	%(c)	1.31%	1.52%	1.31%	1.29%	1.69%

Portfolio turnover rate(d)	13%		9%	9%	12%	11%	14%

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP CORE EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Core Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period October 3, 2023* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$52.65		$39.36

Net investment income(a)	0.03		0.09

Net realized and unrealized gain (loss)	(2.45)		13.30

Total from investment operations	(2.42)		13.39

Distributions to shareholders from net investment income	(0.29)		(0.10)

Net asset value, end of period	$49.94		$52.65

Market price, end of period	$49.89		$52.64

Total Return at Net Asset Value(b)	(4.62)%		34.05%

Net assets, end of period (in 000’s)	$146,085		$77,659

Ratio of net expenses to average net assets	0.75	%(c)	0.75	%(c)

Ratio of total expenses to average net assets	0.80	%(c)	0.80	%(c)

Ratio of net investment income to average net assets	0.11	%(c)	0.21	%(c)

Portfolio turnover rate(d)	29%		41%

*	Commencement of operations.

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF	Diversified

Goldman Sachs Hedge Industry VIP ETF	Diversified

Goldman Sachs Innovate Equity ETF	Diversified

Goldman Sachs JUST U.S. Large Cap Equity ETF	Diversified

Goldman Sachs Small Cap Core Equity ETF	Non-diversified

The investment objective of each Fund (except Small Cap Core Equity ETF) is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective index. The Small Cap Core Equity ETF seeks long-term growth of capital.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Hedge Industry VIP ETF, Innovate Equity ETF, JUST U.S. Large Cap Equity ETF and Small Cap Core Equity ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), and shares of the Equal Weight U.S. Large Cap Equity ETF are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

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GOLDMAN SACHS EQUITY ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly with respect to Equal Weight U.S. Large Cap Equity ETF, JUST U.S. Large Cap Equity ETF and Small Cap Core Equity ETF, and annually for Hedge Industry VIP ETF and Innovate Equity ETF. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

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GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2025:

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GOLDMAN SACHS EQUITY ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Equal Weight U.S. Large Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$7,239,823	$—	$—

North America	1,174,310,452	—	—

Investment Company	1,729,400	—	—

Total	$1,183,279,675	$—	$—

Hedge Industry VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$20,166,163	$—	$—

Europe	13,729,760	—	—

North America	282,345,660	—	—

South America	7,033,999	—	—

Investment Company	7,290,682	—	—

Securities Lending Reinvestment Vehicle	6,192,365	—	—

Total	$336,758,629	$—	$—

Innovate Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$42,703,718	$5,466	$—

Europe	24,366,486	—	28,403

North America	179,293,247	618,862	—

Oceania	240,039	—	—

South America	3,958,981	—	—

Exchange-Traded Fund	594,353	—	—

Securities Lending Reinvestment Vehicle	4,424,138	—	—

Total	$255,580,962	$624,328	$28,403

JUST U.S. Large Cap Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$2,732,792	$—	$—

North America	437,753,786	—	—

Investment Company	57,323	—	—

Securities Lending Reinvestment Vehicle	19,067	—	—

Total	$440,562,968	$—	$—

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GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Small Cap Core Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,081,589	$—	$—

North America	143,980,897	—	—

Investment Company	1,000,308	—	—

Total	$146,062,794	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

 For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2025, contractual and effective net unitary management fees with GSAM were at the following rates:

Fund	Unitary Management Fee

Equal Weight U.S. Large Cap Equity ETF	0.09%

Hedge Industry VIP ETF	0.45%

Innovate Equity ETF	0.50%

JUST U.S. Large Cap Equity ETF	0.20%

Small Cap Core Equity ETF	0.80%

The Investment Adviser has agreed to waive a portion of its management fee for Small Cap Core Equity ETF in order to achieve a net management fee rate of 0.75% as an annual percentage for the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. During the six months ended February 28, 2025, the Small Cap Core Equity ETF waived $32,492 in management fees.

The Equal Weight U.S. Large Cap Equity ETF, Hedge Industry VIP ETF, Innovate Equity ETF, JUST U.S. Large Cap Equity ETF and Small Cap Core Equity ETF invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 28, 2025, the management fee waived by GSAM for each Fund was as follows:

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued )

Fund	Management Fee Waived

Equal Weight U.S. Large Cap Equity ETF	$712

Hedge Industry VIP ETF	272

Innovate Equity ETF	553

JUST U.S. Large Cap Equity ETF	646

Small Cap Core Equity ETF	1,187

B. Other Transactions with Affiliates — The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. The following table provides information about the Funds’ investments in The Goldman Sachs Group, Inc. and Goldman Sachs Financial Square Treasury Obligations Fund for the six months ended February 28, 2025:

Equal Weight U.S. Large Cap Equity ETF
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$1,324,362	$7,232,314	$(6,827,276)	$–	$–	$1,729,400	1,729,400	$18,486	$–

Goldman Sachs Group, Inc. (The)

	1,645,556	899,417	(612,495)	86,975	323,469	2,342,922	3,765	21,099	–

Total	$2,969,918	$8,131,731	$(7,439,771)	$86,975	$323,469	$4,072,322		$39,585	$–

Hedge Industry VIP ETF
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$193,181	$9,824,630	$(2,727,129)	$–	$–	$7,290,682	7,290,682	$6,903	$–

Innovate Equity ETF
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$9,199,064	$(9,199,064)	$–	$–	$–	–	$13,631	$–

Goldman Sachs Group, Inc. (The)

	1,956,299	–	(823,004)	480,253	(181,036)	1,432,512	2,302	15,102	–

Total	$1,956,299	$9,199,064	$(10,022,068)	$480,253	$(181,036)	$1,432,512		$28,733	$–

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GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued )

JUST U.S. Large Cap Equity ETF
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$302,378	$5,834,469	$(6,079,524)	$–	$–	$57,323	57,323	$16,379	$–

Goldman Sachs Group, Inc. (The)

	1,752,198	537,472	(388,643)	43,688	343,445	2,288,160	3,677	22,668	–

Total	$2,054,576	$6,371,941	$(6,468,167)	$43,688	$343,445	$2,345,483		$39,047	$–

Small Cap Core Equity ETF
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$1,331,782	$8,125,209	$(8,456,683)	$–	$–	$1,000,308	1,000,308	$30,083	$–

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets. Share activity is as follows:

	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	4,800,000	$379,311,621	4,300,000	$295,567,457

Shares redeemed	(650,000)	(51,231,482)	(900,000)	(60,734,754)

NET INCREASE IN SHARES	4,150,000	$328,080,139	3,400,000	$234,832,703

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GOLDMAN SACHS EQUITY ETFS

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs Hedge Industry VIP ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,100,000	$139,713,605	2,275,000	$244,704,861

Shares redeemed	(1,000,000)	(127,796,110)	(1,400,000)	(147,544,852)

NET INCREASE IN SHARES	100,000	$11,917,495	875,000	$97,160,009

	Goldman Sachs Innovate Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	350,000	$18,893,627

Shares redeemed	(1,950,000)	(120,275,869)	(1,200,000)	(65,701,777)

NET DECREASE IN SHARES	(1,950,000)	$(120,275,869)	(850,000)	$(46,808,150)

	Goldman Sachs JUST U.S. Large Cap Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,150,000	$96,638,602	700,000	$46,501,015

Shares redeemed	(425,000)	(35,878,177)	(550,000)	(38,625,587)

NET INCREASE IN SHARES	725,000	$60,760,425	150,000	$7,875,428

	Goldman Sachs Small Cap Core Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period October 3, 2023(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,650,000	$87,236,251	1,575,000	$74,294,488

Shares redeemed	(200,000)	(10,421,288)	(100,000)	(4,698,803)

NET INCREASE IN SHARES	1,450,000	$76,814,963	1,475,000	$69,595,685

(a)	Commenced operations on October 3, 2023.

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GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2025, were as follows:

Fund	Purchases	Sales

Equal Weight U.S. Large Cap Equity ETF	$180,590,496	$180,773,640

Hedge Industry VIP ETF	210,394,175	215,677,503

Innovate Equity ETF	44,250,565	51,956,757

JUST U.S. Large Cap Equity ETF	52,555,609	67,225,391

Small Cap Core Equity ETF	38,163,038	36,690,432

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2025, were as follows:

Fund	Purchases	Sales

Equal Weight U.S. Large Cap Equity ETF	$378,771,244	$51,188,972

Hedge Industry VIP ETF	138,037,217	128,298,853

Innovate Equity ETF	—	114,855,151

JUST U.S. Large Cap Equity ETF	91,989,227	16,429,460

Small Cap Core Equity ETF	86,094,942	10,460,497

7. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting

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GOLDMAN SACHS EQUITY ETFS

7. SECURITIES LENDING (continued)

from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2025, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2025:

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025

Hedge Industry VIP ETF	$1,098,925	$20,550,378	$(15,092,325)	$6,192,365

Innovate Equity ETF	4,640,626	24,454,797	(24,671,285)	4,424,138

JUST U.S. Large Cap Equity ETF	522	1,024,510	(1,005,965)	19,067

8. TAX INFORMATION

As of Funds’ most recent fiscal year end, August 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF	JUST U.S. Large Cap Equity ETF	Small Cap Core Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(28,029,282)	$(53,665,404)	$(22,894,620)	$(6,484,513)	$(1,868)

Perpetual Long-Term	(28,093,733)	(9,259,960)	(51,956,324)	(3,717,842)	—

Total capital loss carryforwards	(56,123,015)	(62,925,364)	(74,850,944)	(10,202,355)	(1,868)

Timing differences —(Qualified Late Year
Ordinary Loss Deferral/Post October Capital
Loss Deferral)	(5,880,914)	(8,707,394)	(7,376,519)	(1,771,024)	(416,708)

45

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

8. TAX INFORMATION (continued )

As of the February 28, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Equal Weight U.S. Large Cap Equity ETF	Hedge Industry VIP ETF	Innovate Equity ETF	JUST U.S. Large Cap Equity ETF

Tax Cost	$1,044,475,893	$302,054,874	$221,535,975	$321,694,399

Gross unrealized gain	187,514,620	46,816,064	2,057,168,944	133,818,869

Gross unrealized loss	(48,710,838)	(12,112,309)	(2,022,471,226)	(14,950,300)

Net unrealized gain (loss)	$138,803,782	$34,703,755	$34,697,718	$118,868,569

				Small Cap Core Equity ETF

Tax Cost				$145,361,432

Gross unrealized gain				9,873,699

Gross unrealized loss				(9,172,337)

Net unrealized gain (loss)				$701,362

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, differences in the tax treatment of partnership investments, passive foreign investment company investments, and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk (each Fund except Small Cap Core Equity ETF) — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Index Risk (each Fund except Small Cap Core Equity ETF) — GSAM, JUST Capital Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each Index, but not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index

46

GOLDMAN SACHS EQUITY ETFS

9. OTHER RISKS (continued )

Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. The Index Providers may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Industry Concentration Risk (each Fund except Small Cap Core Equity ETF) — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except Small Cap Core Equity ETF) trading individually or in the aggregate at any point in time.

Non-Diversification Risk— The Small Cap Core Equity ETF is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments. The JUST U.S. Large Cap Equity ETF is classified as “diversified”; however, the Fund may become “non-diversified” to the extent its Index is non-diversified and thus may invest a larger percentage of its assets in fewer issuers than diversified funds.

47

GOLDMAN SACHS EQUITY ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

9. OTHER RISKS (continued )

Tracking Error Risk (each Fund except Small Cap Core Equity ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

48

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OFFICERS Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 (C) 2025 Goldman Sachs. All rights reserved. EQTYETFSAR-25

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025 Goldman Sachs Future Thematic Equity ETFs Goldman Sachs Future Consumer Equity ETF (GBUY) Goldman Sachs Future Health Care Equity ETF (GDOC) Goldman Sachs Future Planet Equity ETF (GSFP) Goldman Sachs Future Tech Leaders Equity ETF (GTEK) Goldman Sachs Asset Management

GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%

Communication Services – 29.3%
11,734	Alphabet, Inc., Class C	$2,020,829
4,219	CTS Eventim AG & Co. KGaA (Germany)	463,348
5,558	Live Nation Entertainment, Inc.*	796,795
3,186	Meta Platforms, Inc., Class A	2,128,885
9,160	NetEase, Inc. (China)	182,340
1,328	Netflix, Inc.*	1,302,184
1,891	Sea Ltd. ADR (Singapore)*	240,668
1,344	Spotify Technology SA*	817,165
8,279	Tencent Holdings Ltd. (China)	509,526
14,144	Tencent Music Entertainment Group ADR (China)	172,415
3,675	T-Mobile US, Inc.	991,111
7,263	Walt Disney Co. (The)	826,529

		10,451,795

Consumer Discretionary – 24.0%
12,839	Amazon.com, Inc.*	2,725,463
4,452	Basic-Fit NV (Netherlands)*(a)	106,492
748,000	Bosideng International Holdings Ltd. (China)	364,550
1,298	Cava Group, Inc.*	123,349
12,853	Chipotle Mexican Grill, Inc.*	693,676
1,281	Home Depot, Inc. (The)	508,045
1,285	LVMH Moet Hennessy Louis Vuitton SE (France)	928,665
16,761	Meituan, Class B (China)*(a)	349,165
176	MercadoLibre, Inc. (Brazil)*	373,449
6,694	Moncler SpA (Italy)	460,312
2,676	Planet Fitness, Inc., Class A*	247,664
69,089	Shenzhou International Group Holdings Ltd. (China)	504,630
383,095	Talabat Holding PLC (United Arab Emirates)*	160,635
8,116	TJX Cos., Inc. (The)	1,012,552

		8,558,647

Consumer Staples – 3.5%
157,528	Budweiser Brewing Co. APAC Ltd. (China)(a)	168,740
1,673	elf Beauty, Inc.*	117,528
3,214	Kweichow Moutai Co. Ltd., Class A (China)	661,434
2,462	Oddity Tech Ltd., Class A (Israel)*	117,241
16,577	Proya Cosmetics Co. Ltd., Class A (China)	191,853

		1,256,796

Financials – 5.3%
117,104	Jio Financial Services Ltd. (India)*	277,839
2,787	Mastercard, Inc., Class A	1,606,176

		1,884,015

Health Care – 1.3%
4,913	Cooper Cos., Inc. (The)*	444,037

Industrials – 1.7%
12,358	Experian PLC	585,700

Shares	Description	Value

Common Stocks – (continued)

Information Technology – 28.0%
14,401	Apple, Inc.	$3,482,738
15,690	Infineon Technologies AG (Germany)	579,438
8,661	Marvell Technology, Inc.	795,253
21,683	NVIDIA Corp.	2,708,641
8,864	Samsung Electronics Co. Ltd. (South Korea)	330,226
5,015	Shopify, Inc., Class A (Canada)*	561,680
47,342	Taiwan Semiconductor
	Manufacturing Co. Ltd. (Taiwan)	1,500,516

		9,958,492

Materials – 1.8%
6,055	DSM-Firmenich AG (Switzerland)	648,612

Real Estate – 1.7%
2,984	American Tower Corp. REIT	613,570

Utilities – 1.9%
9,670	NextEra Energy, Inc.	678,544

TOTAL COMMON STOCKS (Cost $29,686,376)		35,080,208

Shares	Dividend Rate	Value

Investment Company – 1.1%(b)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
401,970	4.253%	401,970
(Cost $401,970)

TOTAL INVESTMENTS – 99.6% (Cost $30,088,346)		$35,482,178

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		145,723

NET ASSETS – 100.0%		$35,627,901

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%

Canada – 0.7%
3,859	Xenon Pharmaceuticals, Inc. (Health Care)*	$142,860

Denmark – 3.8%
9,050	Novo Nordisk A/S, Class B (Health Care)	813,388

France – 0.8%
771	Sartorius Stedim Biotech (Health Care)	159,566

Germany – 1.0%
1,812	BioNTech SE ADR (Health Care)*	204,611

Japan – 3.3%
4,456	Hoya Corp. (Health Care)	517,321
12,851	Kyowa Kirin Co. Ltd. (Health Care)	180,747

		698,068

Netherlands – 2.4%
823	Argenx SE ADR (Health Care)*	514,104

Switzerland – 2.8%
940	Lonza Group AG (Health Care)	592,390

United Kingdom – 4.1%
5,683	AstraZeneca PLC (Health Care)	856,401

United States – 79.6%
8,033	Abbott Laboratories (Health Care)	1,108,634
6,213	AbbVie, Inc. (Health Care)	1,298,703
958	Align Technology, Inc. (Health Care)*	179,175
1,470	Alnylam Pharmaceuticals, Inc. (Health Care)*	362,722
1,415	Apogee Therapeutics, Inc. (Health Care)*	44,488
9,685	BioMarin Pharmaceutical, Inc. (Health Care)*	689,185
1,301	Blueprint Medicines Corp. (Health Care)*	125,637
17,629	Boston Scientific Corp. (Health Care)*	1,829,714
4,574	CG oncology, Inc. (Health Care)*	118,284
9,290	Cooper Cos., Inc. (The) (Health Care)*	839,630
3,960	CSL Ltd. (Health Care)	641,661
2,591	Danaher Corp. (Health Care)	538,306
2,348	Eli Lilly & Co. (Health Care)	2,161,639
2,307	Exact Sciences Corp. (Health Care)*	109,375
3,695	Insulet Corp. (Health Care)*	1,006,038
2,352	Intuitive Surgical, Inc. (Health Care)*	1,348,049

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
2,233	iRhythm Technologies, Inc. (Health Care)*	$245,987
515	Madrigal Pharmaceuticals, Inc. (Health Care)*	175,754
8,889	Merck & Co., Inc. (Health Care)	820,010
222	Mettler-Toledo International, Inc. (Health Care)*	282,544
2,655	MoonLake Immunotherapeutics (Health Care)*	110,873
618	Natera, Inc. (Health Care)*	96,155
3,965	Neurocrine Biosciences, Inc. (Health Care)*	470,725
12,584	Roivant Sciences Ltd. (Health Care)*	135,152
3,490	Ultragenyx Pharmaceutical, Inc. (Health Care)*	149,791
2,212	UnitedHealth Group, Inc. (Health Care)	1,050,611
1,603	Vaxcyte, Inc. (Health Care)*	117,051
2,147	Veeva Systems, Inc., Class A (Health Care)*	481,229
1,251	West Pharmaceutical Services, Inc. (Health Care)	290,657

		16,827,779

TOTAL COMMON STOCKS (Cost $18,752,298)		20,809,167

Shares	Dividend Rate	Value

Investment Company – 2.7%(a)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
577,206	4.253%	577,206
(Cost $577,206)

TOTAL INVESTMENTS – 101.2% (Cost $19,329,504)		$21,386,373

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(249,488)

NET ASSETS – 100.0%		$21,136,885

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Sector Name	% of Market Value
Health Care	97.3%
Investment Company	2.7
TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%

China – 4.7%
14,842	BYD Co. Ltd., Class A (Consumer Discretionary)	$736,386
31,957	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	1,158,201

		1,894,587

Denmark – 4.4%
25,665	Novonesis (Novozymes) B,
	Class B (Materials)	1,554,739
15,088	Vestas Wind Systems A/S (Industrials)*	213,351

		1,768,090

France – 3.9%
28,009	Dassault Systemes (Information Technology)	1,106,334
13,817	Imerys SA (Materials)	447,759

		1,554,093

Germany – 3.2%
35,006	Infineon Technologies AG (Information Technology)	1,292,786

Ireland – 1.8%
8,932	Kingspan Group PLC (Industrials)	734,318

Italy – 4.3%
237,099	Enel SpA (Utilities)	1,740,630

Japan – 6.9%
8,475	Horiba Ltd. (Information Technology)	545,523
2,418	Keyence Corp. (Information Technology)	953,272
25,618	Kurita Water Industries Ltd. (Industrials)	817,015
24,302	NIDEC Corp. (Industrials)	432,919

		2,748,729

Jersey – 1.4%
8,549	Aptiv PLC (Consumer Discretionary)*	556,711

Spain – 5.2%
144,740	Iberdrola SA (Utilities)	2,099,889

Sweden – %
18,262	Re:NewCell AB (Materials)*(a)(b)	—

Switzerland – 7.8%
14,466	ABB Ltd. (Industrials)	774,566
14,984	DSM-Firmenich AG (Materials)	1,605,087
20,271	SIG Group AG (Materials)*	402,162
1,376	Sika AG (Materials)	348,785

		3,130,600

Shares	Description	Value

Common Stocks – (continued)

Taiwan – 2.6%
86,252	Delta Electronics, Inc. (Information Technology)	$1,056,710

United States – 52.4%
2,744	Advanced Drainage Systems, Inc. (Industrials)	305,654
10,967	AECOM (Industrials)	1,097,248
2,924	Albemarle Corp. (Materials)	225,236
14,097	Ball Corp. (Materials)	742,771
34,377	Bloom Energy Corp., Class A (Industrials)*	825,736
19,717	Darling Ingredients, Inc. (Consumer Staples)*	711,587
15,665	DocuSign, Inc. (Information Technology)*	1,302,858
2,722	Eaton Corp. PLC (Industrials)	798,417
2,093	Ecolab, Inc. (Materials)	563,038
22,817	Energy Recovery, Inc. (Industrials)*	341,342
23,853	International Paper Co. (Materials)	1,314,010
9,783	Itron, Inc. (Information Technology)*	1,065,271
25,728	NextEra Energy, Inc. (Utilities)	1,805,334
5,618	Schneider Electric SE (Industrials)	1,366,905
26,720	Smurfit WestRock PLC (Materials)	1,391,310
16,341	Tetra Tech, Inc. (Industrials)	476,994
2,236	TopBuild Corp. (Consumer Discretionary)*	685,088
2,981	Trane Technologies PLC (Industrials)	1,054,380
5,411	Veralto Corp. (Industrials)	539,801
6,329	Waste Connections, Inc. (Industrials)	1,200,991
9,669	Waste Management, Inc. (Industrials)	2,250,750
7,408	Xylem, Inc. (Industrials)	969,633

		21,034,354

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $44,009,857)		39,611,497

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
8,320	4.287%	$8,320
(Cost $8,320)

TOTAL INVESTMENTS – 98.6% (Cost $44,018,177)		$39,619,817

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		561,078

NET ASSETS – 100.0%		$40,180,895

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

Sector Name	% of Market Value
Industrials	38.7%
Materials	21.7
Information Technology	18.5
Utilities	14.3
Consumer Discretionary	5.0
Consumer Staples	1.8
Securities Lending Reinvestment Vehicle	0.0
TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%

Communication Services – 10.0%
62,421	Capcom Co. Ltd. (Japan)	$1,533,031
59,289	Cellnex Telecom SA (Spain)*(a)	2,123,591
114,645	NetEase, Inc. (China)	2,282,138
270,312	Snap, Inc., Class A*	2,770,698
7,097	Spotify Technology SA*	4,315,047
106,854	Tencent Music Entertainment Group ADR (China)	1,302,550
29,187	Trade Desk, Inc. (The), Class A*	2,052,430

		16,379,485

Consumer Discretionary – 7.6%
71,947	BYD Co. Ltd., Class H (China)	3,437,987
11,984	DoorDash, Inc., Class A*	2,378,105
1,138	MercadoLibre, Inc. (Brazil)*	2,414,688
39,494	Trip.com Group Ltd. (China)*	2,217,332
826,203	Zomato Ltd. (India)*	2,097,049

		12,545,161

Financials – 2.8%
45,339	Fidelity National Information Services, Inc.	3,224,509
7,811	Jack Henry & Associates, Inc.	1,355,911

		4,580,420

Health Care – 1.0%
14,031	Hoya Corp. (Japan)	1,628,935

Industrials – 2.6%
128,734	Daifuku Co. Ltd. (Japan)	3,326,522
53,827	Ebara Corp. (Japan)	883,692

		4,210,214

Information Technology – 74.4%
73,332	Accton Technology Corp. (Taiwan)	1,504,074
35,906	Advantest Corp. (Japan)	1,933,794
56,460	Amphenol Corp., Class A	3,760,236
3,493	AppLovin Corp., Class A*	1,137,810
3,456	ASM International NV (Netherlands)	1,844,565
110,743	ASMPT Ltd. (Hong Kong)	862,988
17,019	Atlassian Corp., Class A*	4,837,821
16,428	Cadence Design Systems, Inc.*	4,115,214
170,024	Chroma ATE, Inc. (Taiwan)	1,759,182
10,765	Cloudflare, Inc., Class A*	1,564,155
20,048	Coforge Ltd. (India)	1,686,744
27,607	Cognizant Technology Solutions Corp., Class A	2,300,491
6,244	Crowdstrike Holdings, Inc., Class A*	2,433,037
33,477	Datadog, Inc., Class A*	3,901,744
238,438	Delta Electronics, Inc. (Taiwan)	2,921,206
72,998	Dynatrace, Inc.*	4,179,136
260,043	E Ink Holdings, Inc. (Taiwan)	2,183,371
16,879	Elastic NV*	1,964,040
23,322	Entegris, Inc.	2,360,653
203,801	Hamamatsu Photonics KK (Japan)	2,107,050
5,951	HubSpot, Inc.*	4,308,464

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
406,596	JCET Group Co. Ltd., Class A (China)	$2,079,103
68,144	Jentech Precision Industrial Co. Ltd. (Taiwan)	2,782,871
48,989	Juniper Networks, Inc.	1,773,402
495,094	King Yuan Electronics Co. Ltd. (Taiwan)	1,622,022
3,992	KLA Corp.	2,829,689
55,512	Klaviyo, Inc., Class A*	2,182,732
39,062	Marvell Technology, Inc.	3,586,673
91,447	MediaTek, Inc. (Taiwan)	4,222,239
23,736	Microchip Technology, Inc.	1,397,101
26,405	Micron Technology, Inc.	2,472,300
12,241	Monday.com Ltd.*	3,632,762
9,717	MongoDB, Inc.*	2,598,617
9,185	Motorola Solutions, Inc.	4,043,421
106,887	Murata Manufacturing Co. Ltd. (Japan)	1,809,053
14,511	Onto Innovation, Inc.*	2,113,672
23,204	Persistent Systems Ltd. (India)	1,406,473
72,812	Samsara, Inc., Class A*	3,471,676
21,666	Shopify, Inc., Class A (Canada)*	2,426,592
114,199	Silergy Corp. (China)	1,574,859
24,825	SK Hynix, Inc. (South Korea)	3,227,640
27,495	Snowflake, Inc., Class A*	4,869,365
30,710	Tokyo Seimitsu Co. Ltd. (Japan)	1,650,284
6,519	Tyler Technologies, Inc.*	3,966,355
41,446	Varonis Systems, Inc.*	1,780,935
464,474	Venustech Group, Inc., Class A (China)	1,082,120
20,357	Zscaler, Inc.*	3,994,654

		122,262,385

TOTAL COMMON STOCKS (Cost $141,854,643)		161,606,600

Shares	Dividend Rate	Value

Investment Company – 1.4%(b)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
2,335,596	4.253%	2,335,596
(Cost $2,335,596)

TOTAL INVESTMENTS – 99.8% (Cost $144,190,239)		$163,942,196

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		382,702

NET ASSETS – 100.0%		$164,324,898

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS FUTURE ETFS

Statements of Assets and Liabilities February 28, 2025 (Unaudited)

	Future Consumer Equity ETF	Future Health Care Equity ETF	Future Planet Equity ETF	Future Tech Leaders Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $29,686,376, $18,752,298, $44,009,857 and $141,854,643, respectively)	$35,080,208	$20,809,167	$39,611,497	$161,606,600

Investments in affiliated issuers, at value (cost $401,970, $577,206, $– and $2,335,596, respectively)	401,970	577,206	—	2,335,596

Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	8,320	—

Foreign Currency, at value (cost $30,875, $418, $– and $–, respectively)	30,922	419	—	—

Receivables:

Investments sold	150,928	93,456	1,643,284	1,993,118

Dividends	15,037	17,615	53,907	63,186

Foreign tax reclaims	10,947	2,241	90,924	12,932

Securities lending income	—	—	118	—

Total assets	35,690,012	21,500,104	41,408,050	166,011,432

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	—	1,597	192	—

Payables:

Due to custodian	53,888	93,456	907,888	—

Management fees	8,223	4,733	9,266	38,704

Payable upon return of securities loaned	—	—	8,320	—

Investments purchased	—	263,433	285,647	1,380,630

Foreign bank overdraft (cost $–, $–, $15,905 and $219, respectively)	—	—	15,842	217

Foreign capital gains taxes	—	—	—	266,983

Total liabilities	62,111	363,219	1,227,155	1,686,534

Net Assets:

Paid-in capital	41,827,511	36,433,403	67,503,680	252,321,576

Total distributable loss	(6,199,610)	(15,296,518)	(27,322,785)	(87,996,678)

NET ASSETS	$35,627,901	$21,136,885	$40,180,895	$164,324,898

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	1,000,000	625,000	1,275,000	5,000,000

Net asset value per share:	$35.63	$33.82	$31.51	$32.86

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE ETFS

Statements of Operations For the Six Months Ended February 28, 2025 (Unaudited)

	Future Consumer Equity ETF	Future Health Care Equity ETF	Future Planet Equity ETF	Future Tech Leaders Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $5,114, $438, $14,997 and $38,463, respectively)	$133,642	$77,341	$274,478	$ 385,160

Dividends — affiliated issuers	21,907	9,651	11,777	65,984

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	443	12	1,736	768

Total Investment Income	155,992	87,004	287,991	451,912

Expenses:

Management fees	164,444	67,820	141,681	620,148

Trustee fees	13,824	13,740	13,807	14,223

Total expenses	178,268	81,560	155,488	634,371

Less — expense reductions	(832)	(387)	(468)	(2,625)

Net expenses	177,436	81,173	155,020	631,746

NET INVESTMENT INCOME (LOSS)	(21,444)	5,831	132,971	(179,834)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(991,114)	(964,396)	(3,310,346)	13,008,854

In-kind redemptions	5,359,530	125,576	173,997	5,894,259

Foreign currency transactions	(6,347)	5,829	(1,892)	(21,824)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $–, $–, $– and $266,983, respectively)	(300,993)	(1,399,041)	2,323,251	(2,748,840)

Foreign currency translations	(1,049)	(179)	(7,315)	(1,200)

Net realized and unrealized gain (loss)	4,060,027	(2,232,211)	(822,305)	16,131,249

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,038,583	$(2,226,380)	$(689,334)	$ 15,951,415

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS FUTURE ETFS

Statements of Changes in Net Assets

	Future Consumer Equity ETF		Future Health Care Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income (loss)	$(21,444)	$69,761	$5,831	$7,556

Net realized gain (loss)	4,362,069	1,931,952	(832,991)	(10,242,215)

Net change in unrealized gain (loss)	(302,042)	12,002,662	(1,399,220)	3,438,997

Net increase (decrease) in net assets resulting from operations	4,038,583	14,004,375	(2,226,380)	(6,795,662)

Distributions to shareholders:

From distributable earnings	(468,540)	(364,636)	(3,600)	(134,205)

From share transactions:

Proceeds from sales of shares	–	20,844,686	–	–

Cost of shares redeemed	(29,939,770)	(128,695,327)	(827,726)	(80,716,187)

Net decrease in net assets resulting from share transactions	(29,939,770)	(107,850,641)	(827,726)	(80,716,187)

TOTAL DECREASE	(26,369,727)	(94,210,902)	(3,057,706)	(87,646,054)

Net Assets:

Beginning of period	$61,997,628	$156,208,530	$24,194,591	$111,840,645

End of period	$35,627,901	$61,997,628	$21,136,885	$24,194,591

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE ETFS

Statements of Changes in Net Assets (continued)

	Future Planet Equity ETF		Future Tech Leaders Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income (loss)	$132,971	$662,932	$(179,834)	$(63,486)

Net realized gain (loss)	(3,138,241)	(33,642,828)	18,881,289	(22,519,446)

Net change in unrealized gain (loss)	2,315,936	27,424,545	(2,750,040)	47,247,625

Net increase (decrease) in net assets resulting from operations	(689,334)	(5,555,351)	15,951,415	24,664,693

Distributions to shareholders:

From distributable earnings	(434,161)	(1,539,345)	–	(431,486)

From share transactions:

Proceeds from sales of shares	–	–	2,674,565	12,937,052

Cost of shares redeemed	(2,409,005)	(91,661,802)	(29,875,904)	(117,490,811)

Net decrease in net assets resulting from share transactions	(2,409,005)	(91,661,802)	(27,201,339)	(104,553,759)

TOTAL DECREASE	(3,532,500)	(98,756,498)	(11,249,924)	(80,320,552)

Net Assets:

Beginning of period	$43,713,395	$142,469,893	$175,574,822	$255,895,374

End of period	$40,180,895	$43,713,395	$164,324,898	$175,574,822

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Future Consumer Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period November 9, 2021* to August 31, 2022
			2024	2023

Per Share Operating Performance:

Net asset value, beginning of period	$33.51		$27.17	$25.43	$40.03

Net investment income (loss)(a)	(0.02)		0.02	0.08	0.10

Net realized and unrealized gain (loss)	2.61		6.45	1.66	(14.62)

Total from investment operations	2.59		6.47	1.74	(14.52)

Distributions to shareholders from net investment income	(0.47)		(0.13)	–	(0.06)

Distributions to shareholders from return of capital	–		–	–	(0.02)

Total distributions	(0.47)		(0.13)	–	(0.08)

Net asset value, end of period	$35.63		$33.51	$27.17	$25.43

Market price, end of period	$35.44		$33.47	$27.20	$25.30

Total Return at Net Asset Value(b)	7.71%		23.89%	6.84%	(36.28)%

Net assets, end of period (in 000’s)	$35,628		$61,998	$156,209	$89,001

Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.75%	0.75	%(c)

Ratio of net investment income (loss) to average net assets	(0.09	)%(c)	0.08%	0.32%	0.46	%(c)

Portfolio turnover rate(d)	26%		31%	16%	24%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Future Health Care Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period November 9, 2021* to August 31, 2022
			2024	2023

Per Share Operating Performance:

Net asset value, beginning of period	$37.22		$32.42	$29.94	$39.68

Net investment income (loss)(a)	0.01		0.01	(0.04)	(0.08)

Net realized and unrealized gain (loss)	(3.40)		4.97	2.52	(9.66)

Total from investment operations	(3.39)		4.98	2.48	(9.74)

Distributions to shareholders from net investment income	(0.01)		(0.18)	– (b)	–

Net asset value, end of period	$33.82		$37.22	$32.42	$29.94

Market price, end of period	$33.88		$37.23	$32.42	$30.00

Total Return at Net Asset Value(c)	(9.12)%		15.44%	8.28%	(24.55)%

Net assets, end of period (in 000’s)	$21,137		$24,195	$111,841	$101,781

Ratio of net expenses to average net assets	0.75	%(d)	0.75%	0.75%	0.75	%(d)

Ratio of net investment income (loss) to average net assets	0.05	%(d)	0.02%	(0.14)%	(0.33	)%(d)

Portfolio turnover rate(e)	24%		45%	28%	24%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Future Planet Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,			For the Period July 13, 2021* to August 31, 2021
			2024	2023	2022

Per Share Operating Performance:

Net asset value, beginning of period	$32.38		$30.15	$30.23	$42.18	$39.89

Net investment income(a)	0.10		0.32	0.30	0.27	0.02

Net realized and unrealized gain (loss)	(0.64)		2.94	(0.27)	(12.05)	2.27

Total from investment operations	(0.54)		3.26	0.03	(11.78)	2.29

Distributions to shareholders from net investment income	(0.33)		(1.03)	(0.11)	(0.17)	–

Net asset value, end of period	$31.51		$32.38	$30.15	$30.23	$42.18

Market price, end of period	$31.43		$32.36	$30.11	$30.15	$42.25

Total Return at Net Asset Value(b)	(1.63)%		11.08%	0.13%	(27.97)%	5.74%

Net assets, end of period (in 000’s)	$40,181		$43,713	$142,470	$173,824	$60,104

Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.75%	0.75%	0.75	%(c)

Ratio of net investment income to average net assets	0.64	%(c)	1.10%	0.97%	0.81%	0.42	%(c)

Portfolio turnover rate(d)	14%		33%	20%	15%	2%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Future Tech Leaders Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,		For the Period September 14, 2021* to August 31, 2022
			2024	2023

Per Share Operating Performance:

Net asset value, beginning of period	$29.89		$25.09	$24.12	$40.22

Net investment income (loss)(a)	(0.03)		(0.01)	0.05	0.01

Net realized and unrealized gain (loss)	3.00		4.88	0.92	(16.11)

Total from investment operations	2.97		4.87	0.97	(16.10)

Distributions to shareholders from net investment income	–		(0.07)	– (b)	–	(b)

Net asset value, end of period	$32.86		$29.89	$25.09	$24.12

Market price, end of period	$32.78		$29.81	$25.06	$24.08

Total Return at Net Asset Value(c)	9.94%		19.44%	4.05%	(40.03)%

Net assets, end of period (in 000’s)	$164,325		$175,575	$255,895	$242,407

Ratio of net expenses to average net assets	0.75	%(d)	0.75%	0.75%	0.75	%(d)

Ratio of net investment income (loss) to average net assets	(0.21	)%(d)	(0.03)%	0.19%	0.03	%(d)

Portfolio turnover rate(e)	33%		48%	44%	55%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUTURE ETFS

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs Future Consumer Equity ETF	Non-Diversified

Goldman Sachs Future Health Care Equity ETF	Non-Diversified

Goldman Sachs Future Planet Equity ETF	Non-Diversified

Goldman Sachs Future Tech Leaders Equity ETF	Non-Diversified

The investment objective of each Fund (except the Goldman Sachs Future Planet Equity ETF) is to seek long-term growth of capital. The investment objective of the Goldman Sachs Future Planet Equity ETF is to seek long-term capital appreciation.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

18

GOLDMAN SACHS FUTURE ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For Goldman Sachs Future Consumer Equity ETF, Goldman Sachs Future Health Care Equity ETF, Goldman Sachs Future Planet Equity ETF and Goldman Sachs Future Tech Leaders Equity ETF, income distributions, if any, are declared and paid annually. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund and Goldman Sachs Financial Square Government Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Funds’ accounting policies and investment holdings, please see the Underlying Money Market Funds’ shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2025:

Future Consumer Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$5,731,778	$—	$—
Europe	3,186,867	—	—
North America	25,788,114	—	—
South America	373,449	—	—
Investment Company	401,970	—	—

Total	$35,482,178	$—	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Future Health Care Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$698,068	$—	$—

Europe	3,140,460	—	—

North America	16,970,639	—	—

Investment Company	577,206	—	—

Total	$21,386,373	$—	$—

Future Planet Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$5,700,026	$—	$—

Europe	12,877,117	—	—

North America	21,034,354	—	—

Securities Lending Reinvestment Vehicle	8,320	—	—

Total	$39,619,817	$—	$—

Future Tech Leaders Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$55,124,309	$—	$—

Europe	3,968,156	—	—

North America	100,099,447	—	—

South America	2,414,688	—	—

Investment Company	2,335,596	—	—

Total	$163,942,196	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2025, contractual and effective net unitary management fees with GSAM for each Fund were at the following rates:

Fund	Unitary Management Fee

Future Consumer Equity ETF	0.75%

Future Health Care Equity ETF	0.75%

Future Planet Equity ETF	0.75%

Future Tech Leaders Equity ETF	0.75%

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”). For the six months ended February 28, 2025, GSAM waived $832, $387, $468 and $2,625 of the Funds’ management fees for the Future Consumer Equity ETF, Future Health Care Equity ETF, Future Planet Equity ETF and the Future Tech Leaders Equity ETF, respectively.

B. Other Transactions with Affiliates — For the six months ended February 28, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Future Consumer Equity ETF, Future Health Care Equity ETF, Future Planet Equity ETF and the Future Tech Leaders Equity ETF.

The following tables provide information about the Funds’ investment in the Goldman Sachs Financial Square Treasury Obligations Fund as of and for the six months ended February 28, 2025:

Future Consumer Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$ 1,466,562	$7,107,831	$(8,172,423)	$401,970	401,970	$21,907

Future Health Care Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	206,291	1,841,331	(1,470,416)	577,206	577,206	9,651

Future Planet Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	466,377	2,463,480	(2,929,857)	–	–	11,777

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Future Tech Leaders Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$ 2,572,821	$16,220,247	$(16,457,472)	$2,335,596	2,335,596	$65,984

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs Future Consumer Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$ —	775,000	$ 20,844,686

Shares redeemed	(850,000)	(29,939,770)	(4,675,000)	(128,695,327)

NET DECREASE IN SHARES	(850,000)	$ (29,939,770)	(3,900,000)	$ (107,850,641)

	Goldman Sachs Future Health Care Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares redeemed	(25,000)	$ (827,726)	(2,800,000)	$ (80,716,187)

NET DECREASE IN SHARES	(25,000)	$ (827,726)	(2,800,000)	$ (80,716,187)

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs Future Planet Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares redeemed	(75,000)	$ (2,409,005)	(3,375,000)	$ (91,661,802)

NET DECREASE IN SHARES	(75,000)	$ (2,409,005)	(3,375,000)	$ (91,661,802)

	Goldman Sachs Future Tech Leaders Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	75,000	$ 2,674,565	525,000	$ 12,937,052

Shares redeemed	(950,000)	(29,875,904)	(4,850,000)	(117,490,811)

NET DECREASE IN SHARES	(875,000)	$ (27,201,339)	(4,325,000)	$ (104,553,759)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2025 were as follows:

Fund	Purchases	Sales

Future Consumer Equity ETF	$12,212,121	$17,261,513

Future Health Care Equity ETF	5,103,254	5,206,477

Future Planet Equity ETF	5,836,757	6,359,621

Future Tech Leaders Equity ETF	55,161,855	62,793,027

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2025 were as follows:
Fund	Purchases	Sales

Future Consumer Equity ETF	$—	$24,443,226

Future Health Care Equity ETF	—	815,946

Future Planet Equity ETF	—	2,206,474

Future Tech Leaders Equity ETF	2,149,720	22,639,215

7. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal

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7. SECURITIES LENDING (continued)

to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Future Health Care Equity ETF and Future Tech Leaders Equity ETF did not have securities on loan as of February 28, 2025.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2025 are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2025:

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025

Future Consumer Equity ETF	$193,353	$144,866	$(338,219)	$—

Future Health Care Equity ETF	—	105,316	(105,316)	—

Future Planet Equity ETF	19,140	4,849,003	(4,859,823)	8,320

Future Tech Leaders Equity ETF	—	5,804,576	(5,804,576)	—

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax-basis were as follows:

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

8. TAX INFORMATION (continued)

	Future Consumer Equity ETF	Future Health Care Equity ETF	Future Planet Equity ETF	Future Tech Leaders Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$ (5,562,105)	$(8,772,787)	$(1,463,602)	$(47,059,327)

Perpetual Long-Term	(6,765,273)	(6,256,885)	(7,923,919)	(53,821,144)

Total capital loss carryforwards	(12,327,378)	(15,029,672)	(9,387,521)	(100,880,471)

Timing differences — (Qualified Late Year Ordinary Loss Deferral/Post October Capital Loss Deferral)	(3,161,584)	(1,456,157)	(9,966,801)	(23,485,730)

As of February 28, 2025, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Future Consumer Equity ETF	Future Health Care Equity ETF	Future Planet Equity ETF	Future Tech Leaders Equity ETF

Tax Cost	$30,533,110	$19,366,101	$44,549,186	$146,007,053

Gross unrealized gain	7,461,380	3,996,396	3,996,206	29,433,755

Gross unrealized loss	(2,512,312)	(1,976,124)	(8,925,575)	(11,498,612)

Net unrealized gain (loss)	$4,949,068	$2,020,272	$(4,929,369)	$17,935,143

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, differences in the tax treatment of partnership investments and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency

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9. OTHER RISKS (continued)

exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by a Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

9. OTHER RISKS (continued)

cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.

Thematic Investing Risk — The Fund’s thematic investment strategy limits the universe of investment opportunities available to the Fund and will affect the Fund’s exposure to certain companies, sectors, regions, and countries, which may result in the Fund forgoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so. Adhering to the Fund’s thematic investment strategy may also affect the Fund’s performance relative to similar funds that do not seek to invest in companies exposed to certain themes. There is no guarantee that the Investment Adviser’s views, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. In addition, the Investment Adviser is not required to monitor on an ongoing basis whether a current holding continues to be aligned with one or more themes or otherwise associated with certain themes. The Fund is not required to sell, and may instead add to, positions in holdings that no longer continue to be aligned with one or more of the Key Themes or associated with these themes.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

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12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

29

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. FTRETFSAR-25

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025 Goldman Sachs MarketBeta® ETFs Goldman Sachs MarketBeta® Emerging Markets Equity ETF (GSEE) Goldman Sachs MarketBeta® International Equity ETF (GSID) Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF (GGUS) Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF (GVUS) Goldman Sachs MarketBeta® U.S. Equity ETF (GSUS)

Goldman Sachs MarketBeta® ETFs

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%

Argentina – 0.0%
996	Vista Energy SAB de CV ADR (Energy)*	$50,577

Australia – 0.0%
3,693	Yancoal Australia Ltd. (Energy)(a)	13,963

Brazil – 3.1%
56,965	Ambev SA (Consumer Staples)	118,618
69,000	B3 SA – Brasil Bolsa Balcao (Financials)	122,280
19,538	Banco Bradesco SA (Financials)	34,492
19,336	Banco BTG Pactual SA (Financials)	104,052
22,178	Banco do Brasil SA (Financials)	103,209
5,266	Banco Santander Brasil SA (Financials)	22,604
9,015	BB Seguridade Participacoes SA (Financials)	58,129
9,973	BRF SA (Consumer Staples)	30,470
6,854	Caixa Seguridade Participacoes SA (Financials)	17,752
14,076	CCR SA (Industrials)	28,063
14,972	Centrais Eletricas Brasileiras SA (Utilities)	97,509
6,070	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	98,241
10,380	Cia Paranaense de Energia (Utilities)	15,760
15,526	Cosan SA (Energy)	18,758
2,771	CPFL Energia SA (Utilities)	16,564
6,226	CSN Mineracao SA (Materials)	5,411
9,221	Embraer SA (Industrials)*	109,549
3,811	Energisa SA (Utilities)	24,716
8,468	Eneva SA (Utilities)*	16,998
2,299	Engie Brasil Energia SA (Utilities)	14,561
15,486	Equatorial Energia SA (Utilities)	79,323
62,936	Hapvida Participacoes e Investimentos SA (Health Care)*(b)	22,628
6,043	Itau Unibanco Holding SA (Financials)	29,409
12,326	Klabin SA (Materials)	41,524
11,499	Localiza Rent a Car SA (Industrials)	55,060
13,966	Lojas Renner SA (Consumer Discretionary)	26,963
11,219	Natura & Co. Holding SA (Consumer Staples)	24,719
2,877	Neoenergia SA (Utilities)	9,535
41,205	NU Holdings Ltd., Class A (Financials)*	442,954
2,505	Pagseguro Digital Ltd., Class A (Financials)*	18,437
47,813	Petroleo Brasileiro SA (Energy)	318,156
2,402	Porto Seguro SA (Financials)	15,562

Shares	Description	Value

Common Stocks – (continued)

Brazil – (continued)
10,787	PRIO SA (Energy)*	$70,161
16,886	Raia Drogasil SA (Consumer Staples)	50,009
12,713	Rede D’Or Sao Luiz SA (Health Care)(b)	58,902
16,354	Rumo SA (Industrials)	47,180
3,394	StoneCo Ltd., Class A (Financials)*	31,394
9,001	Suzano SA (Materials)	86,367
5,155	Telefonica Brasil SA (Communication Services)	42,463
11,097	TIM SA (Communication Services)	30,577
6,894	TOTVS SA (Information Technology)	41,069
9,710	Ultrapar Participacoes SA (Energy)	27,516
50,692	Vale SA (Materials)	476,385
14,965	Vibra Energia SA (Consumer Discretionary)	43,402
19,211	WEG SA (Industrials)	158,507
5,031	XP, Inc., Class A (Financials)	71,189

		3,377,127

Chile – 0.4%
565,598	Banco de Chile (Financials)	73,549
1,241	Banco de Credito e Inversiones SA (Financials)	42,064
799,043	Banco Santander Chile (Financials)	43,460
17,061	Cencosud SA (Consumer Staples)	45,157
213,052	Cia Sud Americana de Vapores SA (Industrials)	12,370
15,032	Empresas CMPC SA (Materials)	25,555
5,535	Empresas Copec SA (Consumer Discretionary)	39,202
271,769	Enel Americas SA (Utilities)	24,778
325,460	Enel Chile SA (Utilities)	21,604
15,829	Falabella SA (Consumer Discretionary)	62,264
2,928,570	Latam Airlines Group SA (Industrials)	47,182

		437,185

China – 29.9%
5,987	360 Security Technology, Inc., Class A (Information Technology)	9,113
1,193	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	2,469
8,901	AAC Technologies Holdings, Inc. (Information Technology)	51,278
658	Accelink Technologies Co. Ltd., Class A (Information Technology)	4,927

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
188	ACM Research Shanghai, Inc., Class A (Information Technology)	$2,753
545	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)	15,266
682	AECC Aero-Engine Control Co. Ltd., Class A (Industrials)	1,759
1,939	AECC Aviation Power Co. Ltd., Class A (Industrials)	9,338
64,673	Agricultural Bank of China Ltd., Class A (Financials)	45,495
396,814	Agricultural Bank of China Ltd., Class H (Financials)	236,257
7,998	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	15,245
423	AIMA Technology Group Co. Ltd., Class A (Consumer Discretionary)	2,308
8,359	Air China Ltd., Class A (Industrials)*	8,299
25,036	Air China Ltd., Class H (Industrials)*	15,968
2,282	Airtac International Group (Industrials)	67,460
1,222	Aisino Corp., Class A (Information Technology)	1,575
7,434	Akeso, Inc. (Health Care)*(a)(b)	69,737
207,289	Alibaba Group Holding Ltd. (Consumer Discretionary)	3,398,617
500	All Winner Technology Co. Ltd., Class A (Information Technology)	3,736
12,008	Aluminum Corp. of China Ltd., Class A (Materials)	11,773
48,350	Aluminum Corp. of China Ltd., Class H (Materials)	28,165
334	Amlogic Shanghai Co. Ltd., Class A (Information Technology)*	3,875
1,789	An Hui Wenergy Co. Ltd., Class A (Utilities)	1,806
376	Andon Health Co. Ltd., Class A (Health Care)	2,138
5,318	Angang Steel Co. Ltd., Class A (Materials)*	1,816
20,529	Angang Steel Co. Ltd., Class H (Materials)*	4,514
689	Angel Yeast Co. Ltd., Class A (Consumer Staples)	3,396
3,457	Anhui Conch Cement Co. Ltd., Class A (Materials)	11,026
15,415	Anhui Conch Cement Co. Ltd., Class H (Materials)	42,123
5,377	Anhui Expressway Co. Ltd., Class H (Industrials)	7,219

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,223	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	$28,149
1,692	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)	7,842
287	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	1,414
529	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	4,092
169	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	1,850
366	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	5,600
16,597	ANTA Sports Products Ltd. (Consumer Discretionary)	186,320
792	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	1,838
658	Asia - Potash International Investment Guangzhou Co. Ltd., Class A (Materials)*	2,151
324	ASR Microelectronics Co. Ltd., Class A (Information Technology)*	4,856
165	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	1,847
332	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(b)	2,348
835	Atour Lifestyle Holdings Ltd. ADR (Consumer Discretionary)	25,643
282	Autobio Diagnostics Co. Ltd., Class A (Health Care)	1,559
884	Autohome, Inc. ADR (Communication Services)	25,406
1,355	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	7,440
383	AVIC Chengdu UAS Co. Ltd., Class A (Industrials)	2,038
7,744	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	3,621
33,209	AviChina Industry & Technology Co. Ltd., Class H (Industrials)	16,484
682	AVICOPTER PLC, Class A (Industrials)	3,384
4,139	BAIC BluePark New Energy Technology Co. Ltd., Class A (Consumer Discretionary)*	4,478
28,502	Baidu, Inc., Class A (Communication Services)*	306,040
265	Baimtec Material Co. Ltd., Class A (Industrials)	1,835

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
4,800	Baiyin Nonferrous Group Co. Ltd., Class A (Materials)	$1,784
16,861	Bank of Beijing Co. Ltd., Class A (Financials)	13,503
3,199	Bank of Changsha Co. Ltd., Class A (Financials)	3,759
3,194	Bank of Chengdu Co. Ltd., Class A (Financials)	7,030
32,844	Bank of China Ltd., Class A (Financials)	24,320
1,079,962	Bank of China Ltd., Class H (Financials)	612,439
1,500	Bank of Chongqing Co. Ltd., Class A (Financials)	1,785
5,646	Bank of Chongqing Co. Ltd., Class H (Financials)	4,501
31,611	Bank of Communications Co. Ltd., Class A (Financials)	31,253
94,159	Bank of Communications Co. Ltd., Class H (Financials)	79,914
2,729	Bank of Guiyang Co. Ltd., Class A (Financials)	2,148
5,183	Bank of Hangzhou Co. Ltd., Class A (Financials)	10,242
14,735	Bank of Jiangsu Co. Ltd., Class A (Financials)	18,448
8,641	Bank of Nanjing Co. Ltd., Class A (Financials)	11,968
5,598	Bank of Ningbo Co. Ltd., Class A (Financials)	18,638
12,656	Bank of Shanghai Co. Ltd., Class A (Financials)	16,244
2,729	Bank of Suzhou Co. Ltd., Class A (Financials)	2,795
6,337	Bank of Zhengzhou Co. Ltd., Class A (Financials)*	1,703
15,000	Bank of Zhengzhou Co. Ltd., Class H (Financials)*(b)	1,910
17,543	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	17,032
7,362	BBMG Corp., Class A (Materials)	1,706
30,000	BBMG Corp., Class H (Materials)	2,855
8,542	BeiGene Ltd. (Health Care)*	183,110
5,740	Beijing Capital Eco- Environment Protection Group Co. Ltd., Class A (Utilities)	2,369
282	Beijing Compass Technology Development Co. Ltd., Class A (Financials)*	3,508
3,720	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	2,086
169	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	1,043

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
658	Beijing E-Hualu Information Technology Co. Ltd., Class A (Information Technology)*	$2,454
2,211	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	7,249
5,942	Beijing Enterprises Holdings Ltd. (Utilities)	20,478
56,615	Beijing Enterprises Water Group Ltd. (Utilities)	16,526
188	Beijing Huafeng Test & Control Technology Co. Ltd., Class A (Information Technology)	3,648
4,609	Beijing Jingneng Power Co. Ltd., Class A (Utilities)	2,111
357	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	16,947
951	Beijing New Building Materials PLC, Class A (Industrials)	3,757
2,071	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	3,666
2,568	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	1,683
74	Beijing Roborock Technology Co. Ltd., Class A (Consumer Discretionary)	2,425
1,359	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	1,420
1,945	Beijing Shougang Co. Ltd., Class A (Materials)	912
1,400	Beijing Sinnet Technology Co. Ltd., Class A (Information Technology)	3,732
1,467	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	3,989
1,058	Beijing Tongrentang Co. Ltd., Class A (Health Care)	5,237
1,500	Beijing Ultrapower Software Co. Ltd., Class A (Information Technology)	2,775
538	Beijing United Information Technology Co. Ltd., Class A (Industrials)	1,999
554	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	5,096
2,071	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	3,340
34,055	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	25,544

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,492	Beiqi Foton Motor Co. Ltd., Class A (Consumer Discretionary)*	$2,083
188	Bestechnic Shanghai Co. Ltd., Class A (Information Technology)	8,894
238	Bethel Automotive Safety Systems Co. Ltd., Class A (Consumer Discretionary)	1,877
169	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	1,231
407	BGI Genomics Co. Ltd., Class A (Health Care)	3,289
3,792	Bilibili, Inc., Class Z (Communication Services)*	76,215
347	Biwin Storage Technology Co. Ltd., Class A (Information Technology)*	3,572
545	Bloomage Biotechnology Corp. Ltd., Class A (Consumer Staples)	3,625
2,071	Bluefocus Intelligent Communications Group Co. Ltd., Class A (Communication Services)	2,457
2,779	BOC Aviation Ltd. (Industrials)(b)	21,424
46,166	BOC Hong Kong Holdings Ltd. (Financials)	162,366
1,945	BOC International China Co. Ltd., Class A (Financials)	2,827
29,574	BOE Technology Group Co. Ltd., Class A (Information Technology)	17,479
39,278	Brilliance China Automotive Holdings Ltd. (Consumer Discretionary)	20,961
940	BTG Hotels Group Co. Ltd., Class A (Consumer Discretionary)	1,700
1,408	BYD Co. Ltd., Class A (Consumer Discretionary)	69,858
13,365	BYD Co. Ltd., Class H (Consumer Discretionary)	638,646
798	By-health Co. Ltd., Class A (Consumer Staples)	1,269
8,010	C&D International Investment Group Ltd. (Real Estate)(a)	15,904
2,071	Caida Securities Co. Ltd., Class A (Financials)	1,908
3,723	Caitong Securities Co. Ltd., Class A (Financials)	4,043
336	Cambricon Technologies Corp. Ltd., Class A (Information Technology)*	33,885
668	Canmax Technologies Co. Ltd., Class A (Materials)	2,159

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,034	Capital Securities Co. Ltd., Class A (Financials)	$3,005
670	Cathay Biotech, Inc., Class A (Materials)	4,359
15,428	CCOOP Group Co. Ltd., Class A (Consumer Discretionary)*	6,431
3,199	CECEP Solar Energy Co. Ltd., Class A (Utilities)	1,939
4,794	CECEP Wind-Power Corp., Class A (Utilities)	1,939
529	CETC Cyberspace Security Technology Co. Ltd., Class A (Information Technology)	1,233
12,782	CGN Power Co. Ltd., Class A (Utilities)	6,345
136,527	CGN Power Co. Ltd., Class H (Utilities)(b)	42,486
360	Changchun High-Tech Industry Group Co. Ltd., Class A (Health Care)	4,689
4,788	Changjiang Securities Co. Ltd., Class A (Financials)	4,222
169	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	2,990
1,337	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	7,132
300	Chengdu Hi-tech Development Co. Ltd., Class A (Real Estate)	2,145
2,447	Chengdu Xingrong Environment Co. Ltd., Class A (Utilities)	2,211
792	Chengxin Lithium Group Co. Ltd., Class A (Materials)	1,449
1,222	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)	3,053
658	China Automotive Engineering Research Institute Co. Ltd., Class A (Consumer Discretionary)	1,656
2,211	China Baoan Group Co. Ltd., Class A (Industrials)	2,592
124,665	China Cinda Asset Management Co. Ltd., Class H (Financials)	18,436
5,080	China CITIC Bank Corp. Ltd., Class A (Financials)	4,807
118,373	China CITIC Bank Corp. Ltd., Class H (Financials)	87,069
167,455	China CITIC Financial Asset Management Co., Ltd., Class H (Financials)*(b)	15,935
2,828	China Coal Energy Co. Ltd., Class A (Energy)	3,924
27,947	China Coal Energy Co. Ltd., Class H (Energy)(a)	28,858

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,071	China Coal Xinji Energy Co. Ltd., Class A (Energy)	$1,818
33,170	China Communications Services Corp. Ltd., Class H (Industrials)	20,346
8,266	China Construction Bank Corp., Class A (Financials)	9,646
1,216,616	China Construction Bank Corp., Class H (Financials)	1,030,991
3,452	China CSSC Holdings Ltd., Class A (Industrials)	14,608
13,821	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	7,259
28,954	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	9,867
27,241	China Energy Engineering Corp. Ltd., Class A (Industrials)	8,592
86,237	China Energy Engineering Corp. Ltd., Class H (Industrials)	10,757
36,832	China Everbright Bank Co. Ltd., Class A (Financials)	18,990
97,842	China Everbright Bank Co. Ltd., Class H (Financials)	39,507
46,881	China Everbright Environment Group Ltd. (Industrials)	19,834
44,081	China Feihe Ltd. (Consumer Staples)(b)	31,857
1,222	China Film Co. Ltd., Class A (Communication Services)	1,786
5,455	China First Heavy Industries Co. Ltd., Class A (Industrials)*	2,027
5,178	China Galaxy Securities Co. Ltd., Class A (Financials)	11,829
45,947	China Galaxy Securities Co. Ltd., Class H (Financials)	46,381
1,945	China Great Wall Securities Co. Ltd., Class A (Financials)	2,166
2,575	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)*	5,717
3,481	China Hainan Rubber Industry Group Co. Ltd., Class A (Materials)	2,458
31,709	China Hongqiao Group Ltd. (Materials)	50,562
1,885	China International Capital Corp. Ltd., Class A (Financials)	9,117
19,827	China International Capital Corp. Ltd., Class H (Financials)(b)	37,530
2,233	China International Marine Containers Group Co. Ltd., Class A (Industrials)	2,492
3,446	China Jushi Co. Ltd., Class A (Materials)	5,377
1,575	China Life Insurance Co. Ltd., Class A (Financials)	8,404

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
95,938	China Life Insurance Co. Ltd., Class H (Financials)	$184,313
5,076	China Literature Ltd. (Communication Services)*(b)	16,449
42,366	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	32,579
17,463	China Medical System Holdings Ltd. (Health Care)	18,436
15,963	China Merchants Bank Co. Ltd., Class A (Financials)	92,045
48,825	China Merchants Bank Co. Ltd., Class H (Financials)	285,673
7,005	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	6,052
4,204	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	7,950
15,832	China Merchants Port Holdings Co. Ltd. (Industrials)	25,896
6,471	China Merchants Securities Co. Ltd., Class A (Financials)	16,061
6,465	China Merchants Securities Co. Ltd., Class H (Financials)(a)(b)	12,138
6,990	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	9,413
31,170	China Minsheng Banking Corp. Ltd., Class A (Financials)	17,610
91,835	China Minsheng Banking Corp. Ltd., Class H (Financials)	43,694
54,817	China National Building Material Co. Ltd., Class H (Materials)(a)	27,350
5,323	China National Chemical Engineering Co. Ltd., Class A (Industrials)	5,212
658	China National Medicines Corp. Ltd., Class A (Health Care)	2,688
14,624	China National Nuclear Power Co. Ltd., Class A (Utilities)	19,211
433	China National Software & Service Co. Ltd., Class A (Information Technology)*	2,762
15,289	China Nonferrous Mining Corp. Ltd. (Materials)	9,339
2,983	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	9,150
792	China Oilfield Services Ltd., Class A (Energy)	1,568
22,611	China Oilfield Services Ltd., Class H (Energy)	18,754
47,803	China Overseas Land & Investment Ltd. (Real Estate)	88,518
17,995	China Overseas Property Holdings Ltd. (Real Estate)	11,755

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,712	China Pacific Insurance Group Co. Ltd., Class A (Financials)	$24,179
32,709	China Pacific Insurance Group Co. Ltd., Class H (Financials)	96,741
23,650	China Petroleum & Chemical Corp., Class A (Energy)	18,745
304,788	China Petroleum & Chemical Corp., Class H (Energy)	161,869
4,139	China Petroleum Engineering Corp., Class A (Energy)	1,867
68,249	China Power International Development Ltd. (Utilities)	26,329
3,870	China Railway Construction Heavy Industry Corp. Ltd., Class A (Industrials)	2,186
17,955	China Railway Group Ltd., Class A (Industrials)	14,551
54,059	China Railway Group Ltd., Class H (Industrials)	26,625
5,481	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	4,344
23,829	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(b)	10,235
792	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)	3,182
89,372	China Reinsurance Group Corp., Class H (Financials)	11,148
19,940	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	63,847
5,200	China Resources Beverage Holdings Co. Ltd. (Consumer Staples)*	8,720
846	China Resources Double Crane Pharmaceutical Co. Ltd., Class A (Health Care)	2,150
11,489	China Resources Gas Group Ltd. (Utilities)	38,708
37,216	China Resources Land Ltd. (Real Estate)	124,428
800	China Resources Microelectronics Ltd., Class A (Information Technology)	5,156
7,903	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(b)	32,825
22,930	China Resources Pharmaceutical Group Ltd. (Health Care)(b)	15,628
24,859	China Resources Power Holdings Co. Ltd. (Utilities)	57,412
1,029	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	5,782

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
90,598	China Ruyi Holdings Ltd. (Communication Services)*	$26,563
4,956	China Shenhua Energy Co. Ltd., Class A (Energy)	24,092
43,863	China Shenhua Energy Co. Ltd., Class H (Energy)	167,240
1,222	China South Publishing & Media Group Co. Ltd., Class A (Communication Services)	2,173
9,586	China Southern Airlines Co. Ltd., Class A (Industrials)*	7,690
24,316	China Southern Airlines Co. Ltd., Class H (Industrials)*	11,601
2,071	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A (Industrials)	1,210
940	China Southern Power Grid Energy Storage Co. Ltd., Class A (Utilities)	1,257
33,467	China State Construction Engineering Corp. Ltd., Class A (Industrials)	25,149
22,057	China State Construction International Holdings Ltd. (Industrials)	33,696
1,227	China Suntien Green Energy Corp. Ltd., Class A (Energy)	1,232
25,415	China Suntien Green Energy Corp. Ltd., Class H (Energy)	12,125
18,702	China Taiping Insurance Holdings Co. Ltd. (Financials)	27,513
25,130	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	14,473
1,602	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	13,438
1,248	China Tourism Group Duty Free Corp. Ltd., Class H (Consumer Discretionary)(a)(b)	7,543
56,038	China Tower Corp. Ltd., Class H (Communication Services)(b)	79,555
27,792	China United Network Communications Ltd., Class A (Communication Services)	23,819
8,524	China Vanke Co. Ltd., Class A (Real Estate)*	9,059
31,111	China Vanke Co. Ltd., Class H (Real Estate)*	26,404
4,139	China XD Electric Co. Ltd., Class A (Industrials)	3,831
19,312	China Yangtze Power Co. Ltd., Class A (Utilities)	72,507
529	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	3,164

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
16,065	China Zheshang Bank Co. Ltd., Class A (Financials)	$6,300
46,811	China Zheshang Bank Co. Ltd., Class H (Financials)	14,327
1,128	Chinese Universe Publishing and Media Group Co. Ltd., Class A (Communication Services)	1,749
420	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	3,236
11,192	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	19,829
3,387	Chongqing Qianli Technology Co. Ltd., Class A (Consumer Discretionary)*	4,445
8,251	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	6,404
30,263	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	19,030
282	Chongqing Taiji Industry Group Co. Ltd., Class A (Health Care)	781
1,808	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	6,223
900	Chongqing Zongshen Power Machinery Co. Ltd., Class A (Consumer Discretionary)	2,876
1,100	Cinda Securities Co. Ltd., Class A (Financials)	2,383
82,396	CITIC Ltd. (Industrials)	94,300
1,227	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	2,049
9,866	CITIC Securities Co. Ltd., Class A (Financials)	36,974
23,671	CITIC Securities Co. Ltd., Class H (Financials)	67,879
15,050	CMOC Group Ltd., Class A (Materials)	13,703
48,732	CMOC Group Ltd., Class H (Materials)	32,649
741	CNGR Advanced Material Co. Ltd., Class A (Industrials)	3,804
5,079	CNOOC Energy Technology & Services Ltd., Class A (Energy)	2,633
5,291	CNPC Capital Co. Ltd., Class A (Financials)	4,585
1,500	COFCO Capital Holdings Co. Ltd., Class A (Energy)	2,641
1,692	COFCO Sugar Holding Co. Ltd., Class A (Consumer Staples)	2,158
3,390	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	122,862

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
8,514	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	$2,709
47,979	COSCO SHIPPING Development Co. Ltd., Class H (Industrials)	6,046
3,191	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	4,892
17,162	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	14,323
10,191	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	19,033
37,626	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	55,255
28,708	Country Garden Services Holdings Co. Ltd. (Real Estate)	20,932
20,980	CRRC Corp. Ltd., Class A (Industrials)	21,519
58,850	CRRC Corp. Ltd., Class H (Industrials)	39,049
2,439	CSC Financial Co. Ltd., Class A (Financials)	8,204
13,354	CSC Financial Co. Ltd., Class H (Financials)(b)	16,812
2,229	CSI Solar Co. Ltd., Class A (Information Technology)	3,368
789	CSPC Innovation Pharmaceutical Co. Ltd., Class A (Health Care)	3,804
940	CSSC Science & Technology Co. Ltd., Class A (Industrials)	1,585
13,046	Daqin Railway Co. Ltd., Class A (Industrials)	11,986
676	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	1,354
5,318	Datang International Power Generation Co. Ltd., Class A (Utilities)	2,027
41,209	Datang International Power Generation Co. Ltd., Class H (Utilities)(a)	7,631
600	DBG Technology Co. Ltd., Class A (Consumer Discretionary)	2,850
2,568	DHC Software Co. Ltd., Class A (Information Technology)	4,106
684	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	1,143
431	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	3,336
2,074	Dongfang Electric Corp. Ltd., Class A (Industrials)	4,155
4,981	Dongfang Electric Corp. Ltd., Class H (Industrials)	6,149

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
27,743	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	$15,554
2,600	Dongxing Securities Co. Ltd., Class A (Financials)	4,225
6,322	East Buy Holding Ltd. (Consumer Staples)*(b)	10,536
12,259	East Money Information Co. Ltd., Class A (Financials)	39,050
1,128	Eastern Air Logistics Co. Ltd., Class A (Industrials)	2,170
344	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	10,436
4,797	Easyhome New Retail Group Co. Ltd., Class A (Consumer Discretionary)	3,000
529	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	4,230
300	Electric Connector Technology Co. Ltd., Class A (Information Technology)	2,560
282	Empyrean Technology Co. Ltd., Class A (Information Technology)	4,143
9,827	ENN Energy Holdings Ltd. (Utilities)	65,332
1,816	ENN Natural Gas Co. Ltd., Class A (Utilities)	5,048
601	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	7,915
1,692	Eve Energy Co. Ltd., Class A (Industrials)	10,863
3,337	Everbright Securities Co. Ltd., Class A (Financials)	8,040
3,951	Everbright Securities Co. Ltd., Class H (Financials)(b)	3,902
8,345	Everdisplay Optronics Shanghai Co. Ltd., Class A (Information Technology)*	2,643
3,877	Fangda Carbon New Material Co. Ltd., Class A (Industrials)	2,674
22,432	Far East Horizon Ltd. (Financials)	16,990
888	Farasis Energy Gan Zhou Co. Ltd., Class A (Industrials)*	1,697
1,960	FAW Jiefang Group Co. Ltd., Class A (Industrials)	2,142
940	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	3,158
3,720	First Capital Securities Co. Ltd., Class A (Financials)	3,958
922	Flat Glass Group Co. Ltd., Class A (Information Technology)	2,747

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,265	Flat Glass Group Co. Ltd., Class H (Information Technology)(a)	$10,747
12,551	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	10,929
3,473	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	19,578
6,868	Founder Securities Co. Ltd., Class A (Financials)	7,440
8,648	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	25,129
1,692	Fujian Funeng Co. Ltd., Class A (Utilities)	2,100
396	Fujian Kuncai Material Technology Co. Ltd., Class A (Materials)	1,036
813	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	1,515
9,713	Full Truck Alliance Co. Ltd. ADR (Industrials)	114,031
1,575	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	12,151
7,645	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(b)	52,005
1,349	GalaxyCore, Inc., Class A (Information Technology)	2,969
282	Gan & Lee Pharmaceuticals Co. Ltd., Class A (Health Care)	1,730
1,056	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	5,268
5,696	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(a)(b)	16,004
94	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	2,759
16,067	GD Power Development Co. Ltd., Class A (Utilities)	9,320
11,922	GDS Holdings Ltd., Class A (Information Technology)*	54,654
3,983	GEM Co. Ltd., Class A (Industrials)	3,719
3,599	Gemdale Corp., Class A (Real Estate)	2,354
14,127	Genscript Biotech Corp. (Health Care)*	23,108
421	Geovis Technology Co. Ltd., Class A (Information Technology)	3,158
5,316	GF Securities Co. Ltd., Class A (Financials)	11,182
14,305	GF Securities Co. Ltd., Class H (Financials)(a)	18,910

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,329	Giant Biogene Holding Co. Ltd. (Consumer Staples)(b)	$50,948
1,692	Giant Network Group Co. Ltd., Class A (Communication Services)	3,397
421	GigaDevice Semiconductor, Inc., Class A (Information Technology)*	7,611
304	Ginlong Technologies Co. Ltd., Class A (Industrials)	2,148
940	Glodon Co. Ltd., Class A (Information Technology)	1,696
2,719	GoerTek, Inc., Class A (Information Technology)	10,593
2,599	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	3,225
11,383	Goldwind Science & Technology Co. Ltd., Class H (Industrials)	7,524
474	Goneo Group Co. Ltd., Class A (Industrials)	4,874
1,058	Gotion High-tech Co. Ltd., Class A (Industrials)	3,379
1,838	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	6,276
30,809	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	51,028
4,394	Gree Electric Appliances, Inc. of Zhuhai, Class A (Consumer Discretionary)	24,613
8,372	Greenland Holdings Corp. Ltd., Class A (Real Estate)*	2,170
14,651	Greentown China Holdings Ltd. (Real Estate)	21,666
2,071	GRG Banking Equipment Co. Ltd., Class A (Information Technology)	4,050
1,692	Guangdong Electric Power Development Co. Ltd., Class A (Utilities)	1,042
1,193	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	8,333
2,447	Guangdong HEC Technology Holding Co. Ltd., Class A (Materials)	3,671
37,439	Guangdong Investment Ltd. (Utilities)	28,405
7,225	Guangdong Land Holdings Ltd. (Real Estate)*	191
5,853	Guanghui Energy Co. Ltd., Class A (Energy)	4,912
4,515	Guangshen Railway Co. Ltd., Class A (Industrials)	1,913

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
19,214	Guangshen Railway Co. Ltd., Class H (Industrials)	$4,892
1,600	Guangxi Liugong Machinery Co. Ltd., Class A (Industrials)	2,598
4,042	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	4,844
33,968	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)(a)	13,323
1,692	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)	2,114
1,050	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	3,829
3,213	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)(a)	7,346
1,692	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	2,603
420	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,957
431	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	2,343
1,681	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	4,813
2,244	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A (Financials)	1,985
330	Guobo Electronics Co. Ltd., Class A (Information Technology)	2,407
3,892	Guolian Minsheng Securities Co. Ltd., Class A (Financials)	6,025
5,794	Guolian Minsheng Securities Co. Ltd., Class H (Financials)	2,913
4,010	Guosen Securities Co. Ltd., Class A (Financials)	5,741
1,300	Guosheng Financial Holding, Inc., Class A (Financials)*	2,499
10,300	Guotai Junan Securities Co. Ltd., Class A (Financials)	24,477
30,000	Guotai Junan Securities Co. Ltd., Class H (Financials)(b)	45,830
3,984	Guoyuan Securities Co. Ltd., Class A (Financials)	4,365
2,468	H World Group Ltd. ADR (Consumer Discretionary)	88,577
22,891	Haidilao International Holding Ltd. (Consumer Discretionary)(b)	48,923

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,319	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	$19,146
29,964	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	95,365
35,938	Hainan Airlines Holding Co. Ltd., Class A (Industrials)*	7,589
9,597	Hainan Airport Infrastructure Co. Ltd., Class A (Real Estate)*	4,974
658	Haisco Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,006
7,964	Haitian International Holdings Ltd. (Industrials)	21,250
663	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	2,473
923	Hangcha Group Co. Ltd., Class
	A (Industrials)	2,757
2,568	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	3,814
529	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	3,198
2,194	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	4,471
940	Hangzhou GreatStar Industrial Co., Ltd., Class A (Consumer Discretionary)	3,977
529	Hangzhou Lion Microelectronics Co. Ltd., Class A (Information Technology)	1,830
792	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Materials)	2,172
669	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	2,077
792	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)*	2,771
541	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	4,206
1,816	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(a)(b)	7,905
14,422	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(b)	33,419
529	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	1,958
658	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A (Consumer Staples)	1,685
396	Hebei Sinopack Electronic Technology Co. Ltd., Class A (Information Technology)	2,513

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
940	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A (Consumer Staples)	$2,716
658	Hefei Meiya Optoelectronic Technology, Inc., Class A (Industrials)	1,371
1,222	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	2,287
1,128	Henan Pinggao Electric Co. Ltd., Class A (Industrials)	2,415
1,945	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A (Materials)	4,803
2,568	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	9,466
8,092	Hengan International Group Co. Ltd. (Consumer Staples)	22,632
1,227	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	2,170
5,323	Hengli Petrochemical Co. Ltd., Class A (Materials)	11,431
1,945	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	4,150
3,718	Hengyi Petrochemical Co. Ltd., Class A (Materials)	3,181
8,653	Hesteel Co. Ltd., Class A (Materials)	2,610
752	Hisense Home Appliances Group Co. Ltd., Class A (Consumer Discretionary)	2,945
4,645	Hisense Home Appliances Group Co. Ltd., Class H (Consumer Discretionary)(a)	15,709
940	Hisense Visual Technology Co. Ltd., Class A (Consumer Discretionary)	2,971
400	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	16,519
2,729	HLA Group Corp. Ltd., Class A (Consumer Discretionary)	2,971
1,692	Hongta Securities Co. Ltd., Class A (Financials)	1,828
70,800	Horizon Robotics, Inc. (Information Technology)*(a)	75,566
529	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	3,912
188	Hoymiles Power Electronics, Inc., Class A (Industrials)	2,749
10,210	Hua Hong Semiconductor Ltd. (Information Technology)(a)(b)	45,034
316	Hua Hong Semiconductor Ltd., Class A (Information Technology)	2,271

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,857	Huaan Securities Co. Ltd., Class A (Financials)	$2,994
5,735	Huadian Power International Corp. Ltd., Class A (Utilities)	4,396
25,838	Huadian Power International Corp. Ltd., Class H (Utilities)	14,154
1,337	Huadong Medicine Co. Ltd., Class A (Health Care)	6,349
4,115	Huafon Chemical Co. Ltd., Class A (Materials)	4,661
658	Huagong Tech Co. Ltd., Class A (Information Technology)	4,006
1,945	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	3,606
1,224	Hualan Biological Engineering, Inc., Class A (Health Care)	2,650
282	Huali Industrial Group Co. Ltd., Class A (Consumer Discretionary)	2,706
4,244	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	5,022
6,363	Huaneng Power International, Inc., Class A (Utilities)	5,863
56,330	Huaneng Power International, Inc., Class H (Utilities)	31,510
400	Huaqin Technology Co. Ltd., Class A (Information Technology)	4,841
5,799	Huatai Securities Co. Ltd., Class A (Financials)	13,900
17,311	Huatai Securities Co. Ltd., Class H (Financials)(b)	29,072
2,457	Huaxi Securities Co. Ltd., Class A (Financials)	2,739
11,146	Huaxia Bank Co. Ltd., Class A (Financials)	11,035
282	Huaxia Eye Hospital Group Co. Ltd., Class A (Health Care)	743
1,058	Huaxin Cement Co. Ltd., Class A (Materials)	1,734
2,569	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	6,411
752	Hubei Dinglong Co. Ltd., Class A (Materials)*	2,951
3,457	Hubei Energy Group Co. Ltd., Class A (Utilities)	2,214
282	Hubei Feilihua Quartz Glass Co. Ltd., Class A (Materials)	1,577
658	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)	2,455
792	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	2,305
529	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	8,972

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,058	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	$2,886
940	Hunan Gold Corp. Ltd., Class A (Materials)	2,230
6,476	Hunan Valin Steel Co. Ltd., Class A (Materials)	4,342
564	Hunan Yuneng New Energy Battery Material Co. Ltd., Class A (Industrials)	3,312
1,555	Hundsun Technologies, Inc., Class A (Information Technology)	6,514
280	Hwatsing Technology Co. Ltd., Class A (Information Technology)	6,410
1,818	Hygon Information Technology Co. Ltd., Class A (Information Technology)	39,887
1,400	Hytera Communications Corp. Ltd., Class A (Information Technology)*	2,536
1,058	IEIT Systems Co. Ltd., Class A (Information Technology)	8,590
1,943	Iflytek Co. Ltd., Class A (Information Technology)	13,801
658	IKD Co. Ltd., Class A (Consumer Discretionary)	1,714
238	Imeik Technology Development Co. Ltd., Class A (Health Care)	5,544
50,196	Industrial & Commercial Bank of China Ltd., Class A (Financials)	47,288
877,171	Industrial & Commercial Bank of China Ltd., Class H (Financials)	620,387
16,567	Industrial Bank Co. Ltd., Class A (Financials)	47,139
5,837	Industrial Securities Co. Ltd., Class A (Financials)	4,786
169	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	1,971
40,095	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	9,952
1,692	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	4,116
1,180	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	1,474
7,244	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	5,692
5,455	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A (Utilities)	2,790

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,504	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A (Materials)	$2,543
5,445	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	21,115
2,558	Inner Mongolia Yitai Coal Co. Ltd., Class H (Energy)*(c)	—
3,191	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)	2,472
16,356	Innovent Biologics, Inc. (Health Care)*(b)	85,077
6,512	iQIYI, Inc. ADR (Communication Services)*	13,545
188	iRay Group, Class A (Health Care)	2,869
2,917	IRICO Display Devices Co. Ltd., Class A (Information Technology)*	3,020
723	Isoftstone Information Technology Group Co. Ltd., Class A (Information Technology)	6,356
2,729	JA Solar Technology Co. Ltd., Class A (Information Technology)	4,764
541	Jafron Biomedical Co. Ltd., Class A (Health Care)	1,909
669	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	2,606
1,227	JCET Group Co. Ltd., Class A (Information Technology)	6,274
470	JCHX Mining Management Co. Ltd., Class A (Materials)	2,437
13,218	JD Health International, Inc. (Consumer Staples)*(b)	57,451
23,999	JD Logistics, Inc. (Industrials)*(b)	42,958
36,533	JD.com, Inc., Class A (Consumer Discretionary)	754,478
2,300	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A (Financials)	2,157
5,337	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	6,762
792	Jiangsu Expressway Co. Ltd., Class A (Industrials)	1,652
16,069	Jiangsu Expressway Co. Ltd., Class H (Industrials)	18,287
3,481	Jiangsu Financial Leasing Co. Ltd., Class A (Financials)	2,353
1,052	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	11,454
5,214	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	32,860

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
658	Jiangsu Hoperun Software Co. Ltd., Class A (Information Technology)*	$4,998
600	Jiangsu Jiejie Microelectronics Co. Ltd., Class A (Information Technology)	2,738
813	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	5,910
658	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A (Health Care)	1,894
423	Jiangsu Pacific Quartz Co. Ltd., Class A (Information Technology)	1,503
1,692	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (Communication Services)	2,432
282	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A (Consumer Discretionary)	1,890
1,198	Jiangsu Yanghe Distillery Co. Ltd., Class A (Consumer Staples)	12,709
287	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	2,002
282	Jiangsu Yoke Technology Co. Ltd., Class A (Materials)	2,418
669	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	3,333
2,568	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	4,860
1,556	Jiangxi Copper Co. Ltd., Class A (Materials)	4,421
13,695	Jiangxi Copper Co. Ltd., Class H (Materials)	21,520
1,227	Jiangxi Special Electric Motor Co. Ltd., Class A (Industrials)*	1,370
7,200	Jiangxi Zhengbang Technology Co. Ltd., Class A (Consumer Staples)*	2,784
2,071	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	2,826
5,340	Jinko Solar Co. Ltd., Class A (Information Technology)	5,053
1,316	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A (Energy)	2,081
169	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	1,124
2,447	Jizhong Energy Resources Co. Ltd., Class A (Energy)	1,950
940	JL Mag Rare-Earth Co. Ltd., Class A (Industrials)	2,698
1,800	JL Mag Rare-Earth Co. Ltd., Class H (Industrials)	2,935

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,222	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	$1,883
4,627	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,134
529	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	1,463
1,681	Juneyao Airlines Co. Ltd., Class A (Industrials)	3,020
7,902	J-Yuan Trust Co. Ltd., Class A (Financials)*	3,327
10,800	Kangmei Pharmaceutical Co. Ltd., Class A (Health Care)*	3,154
3,835	Kanzhun Ltd. ADR (Communication Services)*	61,360
8,852	KE Holdings, Inc. ADR (Real Estate)	197,134
282	Keboda Technology Co. Ltd., Class A (Consumer Discretionary)	2,414
1,681	Keda Industrial Group Co. Ltd., Class A (Industrials)	1,807
38,473	Kingdee International Software Group Co. Ltd. (Information Technology)*	63,029
2,071	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	3,411
1,692	Kingnet Network Co. Ltd., Class A (Communication Services)	3,522
12,030	Kingsoft Corp. Ltd. (Communication Services)	62,111
26,269	Kuaishou Technology (Communication Services)*(b)	170,927
1,828	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)	10,257
46,965	Kunlun Energy Co. Ltd. (Utilities)	46,745
940	Kunlun Tech Co. Ltd., Class A (Communication Services)	4,771
976	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	200,859
1,504	Lao Feng Xiang Co. Ltd., Class A (Consumer Discretionary)	10,407
370	Laopu Gold Co. Ltd., Class H (Consumer Discretionary)*	23,733
1,960	LB Group Co. Ltd., Class A (Materials)	4,733
93,698	Lenovo Group Ltd. (Information Technology)	139,526
4,137	Lens Technology Co. Ltd., Class A (Information Technology)	15,209
5,300	Leo Group Co. Ltd., Class A (Communication Services)	2,893
1,681	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	2,667

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
529	Levima Advanced Materials Corp., Class A (Materials)	$1,132
15,036	Li Auto, Inc., Class A (Consumer Discretionary)*	227,188
30,730	Li Ning Co. Ltd. (Consumer Discretionary)	67,494
12,285	Liaoning Port Co. Ltd., Class A (Industrials)	2,577
5,853	Lingyi iTech Guangdong Co., Class A (Information Technology)	7,801
287	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	1,346
2,013	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	6,549
28,042	Longfor Group Holdings Ltd. (Real Estate)(a)(b)	38,440
6,362	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	14,578
284	Loongson Technology Corp. Ltd., Class A (Information Technology)*	5,163
2,431	Lufax Holding Ltd. ADR (Financials)	7,050
1,681	Luxi Chemical Group Co. Ltd., Class A (Materials)	2,658
6,009	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	35,555
1,053	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	18,260
4,700	Maanshan Iron & Steel Co. Ltd., Class A (Materials)*	2,095
18,000	Maanshan Iron & Steel Co. Ltd., Class H (Materials)*	4,421
1,322	Mango Excellent Media Co. Ltd., Class A (Communication Services)	4,623
406	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	4,643
2,447	Meihua Holdings Group Co. Ltd., Class A (Materials)	3,107
3,457	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)	2,911
66,975	Meituan, Class B (Consumer Discretionary)*(b)	1,395,223
16,439	Metallurgical Corp. of China Ltd., Class A (Industrials)	7,033
42,202	Metallurgical Corp. of China Ltd., Class H (Industrials)	8,683
335	MGI Tech Co. Ltd., Class A (Health Care)*	3,762
5,700	Midea Group Co. Ltd. (Consumer Discretionary)*	54,314

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,646	Midea Group Co. Ltd., Class A (Consumer Discretionary)	$56,556
1,681	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	2,483
6,274	MINISO Group Holding Ltd. (Consumer Discretionary)(a)	31,949
3,481	Minmetals Capital Co. Ltd., Class A (Financials)	2,816
9,861	Minth Group Ltd. (Consumer Discretionary)*	25,678
52,767	MMG Ltd. (Materials)*	15,403
800	Montage Technology Co. Ltd., Class A (Information Technology)	8,527
4,261	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	21,204
5,079	Nanjing Iron & Steel Co. Ltd., Class A (Materials)	3,343
1,050	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	1,788
2,729	Nanjing Securities Co. Ltd., Class A (Financials)	3,110
6,868	NARI Technology Co. Ltd., Class A (Industrials)	22,085
2,029	National Silicon Industry Group Co. Ltd., Class A (Information Technology)	5,720
381	NAURA Technology Group Co. Ltd., Class A (Information Technology)	23,368
1,945	NavInfo Co. Ltd., Class A (Information Technology)*	2,526
846	NetEase Cloud Music, Inc. (Communication Services)*(b)	17,591
22,828	NetEase, Inc. (Communication Services)	454,417
1,524	New China Life Insurance Co. Ltd., Class A (Financials)	10,050
12,212	New China Life Insurance Co. Ltd., Class H (Financials)	41,222
3,983	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	5,221
18,423	New Oriental Education & Technology Group, Inc. (Consumer Discretionary)	86,352
1,429	Nexchip Semiconductor Corp., Class A (Information Technology)*	4,652
1,076	Ninestar Corp., Class A (Information Technology)*	3,867
587	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	7,450
940	Ningbo Joyson Electronic Corp., Class A (Consumer Discretionary)	2,437
529	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	3,453

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
940	Ningbo Sanxing Medical Electric Co. Ltd., Class A (Industrials)	$3,538
1,681	Ningbo Shanshan Co. Ltd., Class A (Materials)	1,902
1,335	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	11,562
4,788	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	2,324
5,340	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	12,119
17,960	NIO, Inc. ADR (Consumer Discretionary)*(a)	83,155
23,192	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(b)	103,486
940	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)	2,006
3,481	Offshore Oil Engineering Co. Ltd., Class A (Energy)	2,430
2,568	OFILM Group Co. Ltd., Class A (Information Technology)*	4,824
3,086	Onewo, Inc., Class H (Real Estate)	8,929
165	Oppein Home Group, Inc., Class A (Consumer Discretionary)	1,494
5,337	Orient Securities Co. Ltd., Class A (Financials)	7,114
12,825	Orient Securities Co. Ltd., Class H (Financials)(b)	8,345
2,729	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	2,885
529	Ovctek China, Inc., Class A (Health Care)	1,201
5,455	Pacific Securities Co. Ltd. (The), Class A (Financials)*	2,977
564	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A (Health Care)	1,598
7,985	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	3,121
8,536	PDD Holdings, Inc. ADR (Consumer Discretionary)*	970,458
658	People.cn Co. Ltd., Class A (Communication Services)	2,078
6,742	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	6,102
116,926	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	57,587
1,681	Perfect World Co. Ltd., Class A (Communication Services)	2,524

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
18,739	PetroChina Co. Ltd., Class A (Energy)	$20,197
273,204	PetroChina Co. Ltd., Class H (Energy)	203,414
940	Pharmaron Beijing Co. Ltd., Class A (Health Care)	3,408
3,976	Pharmaron Beijing Co. Ltd., Class H (Health Care)(b)	7,864
88,606	PICC Property & Casualty Co. Ltd., Class H (Financials)	144,933
15,648	Ping An Bank Co. Ltd., Class A (Financials)	24,741
8,649	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	59,751
83,845	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	495,426
1,945	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	2,278
278	Piotech, Inc., Class A (Information Technology)	6,786
10,384	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	12,388
2,150	Poly Property Services Co. Ltd., Class H (Real Estate)	8,640
1,662	Pony AI, Inc. ADR (Information Technology)*	26,708
8,196	Pop Mart International Group Ltd. (Consumer Discretionary)(b)	109,821
21,610	Postal Savings Bank of China Co. Ltd., Class A (Financials)	15,765
118,464	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	75,102
13,419	Power Construction Corp. of China Ltd., Class A (Industrials)	9,201
300	Proya Cosmetics Co. Ltd., Class A (Consumer Staples)	3,472
670	Qi An Xin Technology Group, Inc., Class A (Information Technology)*	3,526
922	Qifu Technology, Inc. ADR (Financials)	36,954
3,857	Qilu Bank Co. Ltd., Class A (Financials)	3,184
923	Qingdao Sentury Tire Co. Ltd., Class A (Consumer Discretionary)	3,082
846	Qingdao TGOOD Electric Co. Ltd., Class A (Industrials)	2,795
4,794	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	10,847
6,868	Quzhou Xin’an Development Co. Ltd., Class A (Real Estate)*	2,816
940	Range Intelligent Computing Technology Group Co. Ltd., Class A (Information Technology)	7,992

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
545	Raytron Technology Co. Ltd., Class A (Information Technology)	$4,010
940	Risen Energy Co. Ltd., Class A (Information Technology)	1,499
100	RoboTechnik Intelligent Technology Co. Ltd., Class A (Industrials)	2,737
269	Rockchip Electronics Co. Ltd., Class A (Information Technology)	5,828
7,364	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	8,896
6,478	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	14,613
2,447	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	5,278
3,857	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	6,479
144	Sangfor Technologies, Inc., Class A (Information Technology)	2,015
15,121	Sany Heavy Equipment International Holdings Co. Ltd. (Industrials)	8,964
7,254	Sany Heavy Industry Co. Ltd., Class A (Industrials)	18,104
2,102	Satellite Chemical Co. Ltd., Class A (Materials)	6,119
5,079	SDIC Capital Co. Ltd., Class A (Financials)	4,945
5,740	SDIC Power Holdings Co. Ltd., Class A (Utilities)	11,216
4,139	Sealand Securities Co. Ltd., Class A (Financials)	2,333
1,706	Seazen Holdings Co. Ltd., Class A (Real Estate)*	3,139
330,935	SenseTime Group, Inc., Class B (Information Technology)*(b)	69,791
7,400	Sensteed Hi-tech Group, Class A (Consumer Discretionary)*	2,253
1,222	Seres Group Co. Ltd., Class A (Consumer Discretionary)	20,361
3,737	SF Holding Co. Ltd., Class A (Industrials)	21,379
2,200	SF Holding Co. Ltd., Class H (Industrials)*	11,062
426	SG Micro Corp., Class A (Information Technology)	5,163
7,374	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	19,162
1,692	Shaanxi Energy Investment Co. Ltd., Class A (Utilities)	2,037
188	Shaanxi Huaqin Technology Industry Co. Ltd., Class A (Materials)	2,129

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,966	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	$2,611
3,191	Shandong Gold Mining Co. Ltd., Class A (Materials)	10,209
11,100	Shandong Gold Mining Co. Ltd., Class H (Materials)(b)	20,611
658	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A (Industrials)	4,600
1,692	Shandong Hi-speed Co. Ltd., Class A (Industrials)	2,362
1,695	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	4,776
1,058	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	2,533
10,913	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	5,567
564	Shandong Pharmaceutical Glass Co. Ltd., Class A (Health Care)	1,805
658	Shandong Sinocera Functional Material Co. Ltd., Class A (Materials)	1,663
2,071	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	4,030
32,175	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	20,977
1,336	Shanghai Aiko Solar Energy Co. Ltd., Class A (Information Technology)*	2,411
361	Shanghai Allist Pharmaceuticals Co. Ltd., Class A (Health Care)	3,879
808	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)*	2,777
4,945	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	22,167
600	Shanghai Belling Co. Ltd., Class A (Information Technology)	2,989
74	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A (Information Technology)	1,928
7,244	Shanghai Construction Group Co. Ltd., Class A (Industrials)	2,493
10,000	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	11,190
35,750	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	13,102
2,071	Shanghai Electric Power Co. Ltd., Class A (Utilities)	2,459
1,575	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	5,397

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,944	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	$13,591
545	Shanghai Fudan Microelectronics Group Co. Ltd., Class A (Information Technology)	3,175
3,974	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)	11,524
1,945	Shanghai International Airport Co. Ltd., Class A (Industrials)	8,665
6,596	Shanghai International Port Group Co. Ltd., Class A (Industrials)	5,029
792	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	2,888
545	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	2,276
2,300	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(b)	4,448
1,954	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	2,572
1,529	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	1,862
669	Shanghai M&G Stationery, Inc., Class A (Industrials)	2,533
282	Shanghai Moons’ Electric Co. Ltd., Class A (Industrials)	2,983
1,838	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	4,839
9,760	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	14,785
23,670	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	33,010
1,692	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	3,977
4,123	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	3,822
8,251	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	9,029
2,541	Shanghai Tunnel Engineering Co. Ltd., Class A (Industrials)	2,139
663	Shanghai United Imaging Healthcare Co. Ltd., Class A (Health Care)	12,269

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
3,866	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	$2,995
940	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A (Real Estate)	3,335
1,692	Shanghai Zhonggu Logistics Co. Ltd., Class A (Industrials)	2,067
2,211	Shanjin International Gold Co. Ltd., Class A (Materials)	4,887
1,692	Shanxi Coal International Energy Group Co. Ltd., Class A (Industrials)	2,436
3,457	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	3,280
2,568	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	4,243
3,723	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	2,119
2,729	Shanxi Securities Co. Ltd., Class A (Financials)	2,249
4,931	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)*	2,495
942	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	26,310
200	Sharetronic Data Technology Co. Ltd., Class A (Information Technology)	3,074
282	Shede Spirits Co. Ltd., Class A (Consumer Staples)	2,167
3,857	Shenergy Co. Ltd., Class A (Utilities)	4,712
453	Shengyi Electronics Co. Ltd., Class A (Information Technology)*	1,832
1,945	Shengyi Technology Co. Ltd., Class A (Information Technology)	7,673
529	Shennan Circuits Co. Ltd., Class A (Information Technology)	9,495
18,345	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	12,829
15,804	Shenwan Hongyuan Group Co. Ltd., Class H (Financials)(b)	4,796
131	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A (Health Care)	1,279
419	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	2,074
3,191	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	2,726
600	Shenzhen Envicool Technology Co. Ltd., Class A (Industrials)	3,712
8,000	Shenzhen Expressway Corp. Ltd., Class H (Industrials)	6,769

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,222	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A (Information Technology)	$2,069
200	Shenzhen Fortune Trend Technology Co. Ltd., Class A (Information Technology)	4,233
282	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	3,139
529	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)*	822
800	Shenzhen Huaqiang Industry Co. Ltd., Class A (Information Technology)	2,432
500	Shenzhen Infogem Technologies Co. Ltd., Class A (Information Technology)*	2,621
1,974	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	19,530
1,222	Shenzhen Kaifa Technology Co. Ltd., Class A (Information Technology)	3,358
426	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	877
169	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	3,033
700	Shenzhen Kinwong Electronic Co. Ltd., Class A (Information Technology)	3,200
282	Shenzhen Longsys Electronics Co. Ltd., Class A (Information Technology)	3,956
400	Shenzhen Megmeet Electrical Co. Ltd., Class A (Industrials)	2,787
932	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	32,322
3,481	Shenzhen MTC Co. Ltd., Class A (Consumer Discretionary)	2,520
658	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	5,594
7,988	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Real Estate)*	2,706
940	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	3,832
169	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	1,474
940	Shenzhen SED Industry Co. Ltd., Class A (Industrials)	3,394

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
658	Shenzhen Sunlord Electronics Co. Ltd., Class A (Information Technology)	$2,690
835	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	10,613
1,000	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A (Industrials)	3,151
658	Shenzhen YUTO Packaging Technology Co. Ltd., Class A (Materials)	2,264
10,185	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	74,392
1,316	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A (Consumer Discretionary)*	4,546
1,227	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	2,339
1,200	Siasun Robot & Automation Co. Ltd., Class A (Industrials)*	3,202
347	SICC Co. Ltd., Class A (Information Technology)*	3,157
188	Sichuan Biokin Pharmaceutical Co. Ltd., Class A (Health Care)*	6,007
3,481	Sichuan Changhong Electric Co. Ltd., Class A (Consumer Discretionary)	5,380
3,882	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	7,969
1,500	Sichuan Development Lomon Co. Ltd., Class A (Materials)	2,754
7,244	Sichuan Hebang Biotechnology Co. Ltd., Class A (Materials)	1,858
1,332	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	5,388
441	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (Health Care)*	13,100
5,339	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	5,374
169	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	1,124
658	Sieyuan Electric Co. Ltd., Class A (Industrials)	6,587
4,703	Silergy Corp. (Information Technology)	64,857
2,729	Sinolink Securities Co. Ltd., Class A (Financials)	3,188
2,071	Sinoma International Engineering Co., Class A (Industrials)	2,706
1,058	Sinoma Science & Technology Co. Ltd., Class A (Materials)	2,149

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
5,740	Sinomach Heavy Equipment Group Co. Ltd., Class A (Industrials)*	$2,267
295	Sinomine Resource Group Co. Ltd., Class A (Materials)	1,373
17,500	Sinopec Engineering Group Co. Ltd., Class H (Industrials)	13,120
5,605	Sinopec Oilfield Service Corp., Class A (Energy)*	1,483
5,060	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)*	2,200
47,758	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)*	7,492
17,865	Sinopharm Group Co. Ltd., Class H (Health Care)	44,981
3,218	Sinotrans Ltd., Class A (Industrials)	2,215
27,998	Sinotrans Ltd., Class H (Industrials)	13,465
8,780	Sinotruk Hong Kong Ltd. (Industrials)	23,315
940	Sinotruk Jinan Truck Co. Ltd., Class A (Industrials)	2,293
295	Skshu Paint Co. Ltd., Class A (Materials)	1,899
248	Skyverse Technology Co. Ltd., Class A (Information Technology)	3,257
23,030	Smoore International Holdings Ltd. (Consumer Staples)(b)	34,235
2,211	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	2,638
282	Sonoscape Medical Corp., Class A (Health Care)	1,131
3,866	SooChow Securities Co. Ltd., Class A (Financials)	4,236
5,455	Southwest Securities Co. Ltd., Class A (Financials)	3,329
2,400	SPIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	1,988
658	Spring Airlines Co. Ltd., Class A (Industrials)	4,852
238	StarPower Semiconductor Ltd., Class A (Information Technology)	2,899
940	State Grid Information & Communication Co. Ltd., Class A (Information Technology)	2,470
3,199	State Grid Yingda Co. Ltd., Class A (Industrials)	2,185
1,504	Sungrow Power Supply Co. Ltd., Class A (Industrials)	14,622

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
8,697	Sunny Optical Technology Group Co. Ltd. (Information Technology)	$96,907
423	Sunresin New Materials Co. Ltd., Class A (Materials)	2,701
23,048	Sunshine Insurance Group Co. Ltd. (Financials)	8,773
1,063	Sunwoda Electronic Co. Ltd., Class A (Industrials)	3,542
762	SUPCON Technology Co. Ltd., Class A (Information Technology)	5,675
200	Suzhou Centec Communications Co. Ltd., Class A (Information Technology)*	1,955
1,058	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	4,651
217	Suzhou Maxwell Technologies Co. Ltd., Class A (Information Technology)	2,972
396	Suzhou TFC Optical Communication Co. Ltd., Class A (Information Technology)	4,804
5,520	TAL Education Group ADR (Consumer Discretionary)*	71,318
940	Talkweb Information System Co. Ltd., Class A (Communication Services)*	4,318
1,193	Tangshan Jidong Cement Co. Ltd., Class A (Materials)*	782
4,797	TangShan Port Group Co. Ltd., Class A (Industrials)	2,690
940	Tasly Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,887
4,011	TBEA Co. Ltd., Class A (Industrials)	6,639
13,291	TCL Technology Group Corp., Class A (Information Technology)	8,420
3,346	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)	4,125
77,846	Tencent Holdings Ltd. (Communication Services)	4,790,985
9,469	Tencent Music Entertainment Group ADR (Communication Services)	115,427
169	Thunder Software Technology Co. Ltd., Class A (Information Technology)	1,427
3,199	Tian Di Science & Technology Co. Ltd., Class A (Industrials)	2,597
6,868	Tianfeng Securities Co. Ltd., Class A (Financials)*	4,266

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
470	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A (Health Care)	$1,933
1,838	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	2,198
1,058	Tianqi Lithium Corp., Class A (Materials)	4,703
1,967	Tianqi Lithium Corp., Class H (Materials)	6,210
3,983	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	4,593
3,199	TianShan Material Co. Ltd., Class A (Materials)	2,421
2,447	Tianshui Huatian Technology Co. Ltd., Class A (Information Technology)	3,684
23,204	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	33,777
1,222	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)	1,212
16,024	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)	35,813
940	TongFu Microelectronics Co. Ltd., Class A (Information Technology)	3,675
1,222	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	1,248
1,945	Tongkun Group Co. Ltd., Class A (Materials)	3,395
9,855	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	4,338
3,727	Tongwei Co. Ltd., Class A (Information Technology)	10,778
202	Topchoice Medical Corp., Class A (Health Care)	1,200
39,245	Topsports International Holdings Ltd. (Consumer Discretionary)(b)	17,007
13,550	TravelSky Technology Ltd., Class H (Consumer Discretionary)	18,783
1,689	Trina Solar Co. Ltd., Class A (Information Technology)	4,018
7,374	Trip.com Group Ltd. (Consumer Discretionary)*	414,002
2,729	Tsinghua Tongfang Co. Ltd., Class A (Information Technology)*	3,188
431	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	4,118
8,278	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	55,407
705	UBTech Robotics Corp. Ltd. (Industrials)*	8,191

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
550	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	$4,650
17,519	Uni-President China Holdings Ltd. (Consumer Staples)	18,428
2,211	Unisplendour Corp. Ltd., Class A (Information Technology)	8,962
5,477	United Nova Technology Co. Ltd., Class A (Information Technology)*	3,883
792	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	1,955
658	Venustech Group, Inc., Class A (Information Technology)	1,533
670	Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Information Technology)*	6,982
658	Victory Giant Technology Huizhou Co. Ltd., Class A (Information Technology)	4,606
4,166	Vipshop Holdings Ltd. ADR (Consumer Discretionary)	65,490
1,193	Walvax Biotechnology Co. Ltd., Class A (Health Care)	1,909
1,692	Wanda Film Holding Co. Ltd., Class A (Communication Services)*	2,552
940	Wangfujing Group Co. Ltd., Class A (Consumer Discretionary)	1,704
1,977	Wangsu Science & Technology Co. Ltd., Class A (Information Technology)	3,486
2,506	Wanhua Chemical Group Co. Ltd., Class A (Materials)	23,646
55,436	Want Want China Holdings Ltd. (Consumer Staples)	33,433
1,005	Weibo Corp. ADR (Communication Services)	10,060
6,125	Weichai Power Co. Ltd., Class A (Industrials)	13,178
24,947	Weichai Power Co. Ltd., Class H (Industrials)	49,018
808	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	3,550
5,477	Wens Foodstuff Group Co. Ltd., Class A (Consumer Staples)	12,227
1,945	Western Mining Co. Ltd., Class A (Materials)	4,249
3,749	Western Securities Co. Ltd., Class A (Financials)	4,200
754	Western Superconducting Technologies Co. Ltd., Class A (Materials)	4,592
979	Will Semiconductor Co. Ltd. Shanghai, Class A (Information Technology)	19,036

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
813	Wingtech Technology Co. Ltd., Class A (Information Technology)	$3,863
413	Winner Medical Co. Ltd., Class A (Health Care)	2,193
1,692	Winning Health Technology Group Co. Ltd., Class A (Health Care)	2,559
18,627	Wintime Energy Group Co. Ltd., Class A (Utilities)	3,882
1,000	Wolong Electric Group Co. Ltd., Class A (Industrials)	3,517
4,139	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	2,872
3,458	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	3,784
282	Wuhan Jingce Electronic Group Co. Ltd., Class A (Information Technology)	2,489
3,129	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	56,457
1,681	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	8,084
1,824	WuXi AppTec Co. Ltd., Class A (Health Care)	15,290
4,552	WuXi AppTec Co. Ltd., Class H (Health Care)(b)	34,741
46,026	Wuxi Biologics Cayman, Inc. (Health Care)*(b)	132,873
1,227	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	3,848
2,651	WuXi XDC Cayman, Inc. (Health Care)*	10,960
8,516	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	10,288
327	Xiamen Amoytop Biotech Co. Ltd., Class A (Health Care)	3,722
2,211	Xiamen C & D, Inc., Class A (Industrials)	3,135
169	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	2,834
1,058	Xiamen Tungsten Co. Ltd., Class A (Materials)	2,787
1,692	Xiangcai Co. Ltd., Class A (Real Estate)	1,561
940	Xiangtan Electric Manufacturing Co. Ltd., Class A (Industrials)*	1,362
206,402	Xiaomi Corp., Class B (Information Technology)*(b)	1,376,190
1,222	Xinfengming Group Co. Ltd., Class A (Materials)	2,170

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,263	Xinjiang Daqo New Energy Co. Ltd., Class A (Information Technology)	$3,703
64,080	Xinyi Solar Holdings Ltd. (Information Technology)	27,110
17,382	XPeng, Inc., Class A (Consumer Discretionary)*	178,369
17,578	XtalPi Holdings Ltd. (Health Care)*(a)	15,077
846	Xuji Electric Co. Ltd., Class A (Industrials)	2,813
14,535	Yadea Group Holdings Ltd. (Consumer Discretionary)(b)	23,812
529	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)	3,186
3,533	Yankuang Energy Group Co. Ltd., Class A (Energy)	6,429
41,583	Yankuang Energy Group Co. Ltd., Class H (Energy)(a)	43,313
529	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	2,539
692	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	3,739
956	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	3,078
1,340	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	5,876
7,620	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)*	5,569
287	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	1,348
2,590	Yonyou Network Technology Co. Ltd., Class A (Information Technology)*	5,416
3,857	Youngor Fashion Co. Ltd., Class A (Real Estate)	4,358
2,211	YTO Express Group Co. Ltd., Class A (Industrials)	4,172
22,976	Yuexiu Property Co. Ltd. (Real Estate)	15,600
2,568	YUNDA Holding Group Co., Ltd., Class A (Industrials)	2,546
2,568	Yunnan Aluminium Co. Ltd., Class A (Materials)	5,669
1,470	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	11,121
169	Yunnan Botanee Bio- Technology Group Co. Ltd., Class A (Consumer Staples)	966
4,139	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	3,065

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
1,598	Yunnan Copper Co. Ltd., Class A (Materials)	$2,728
788	Yunnan Energy New Material Co. Ltd., Class A (Materials)	3,531
1,227	Yunnan Tin Co. Ltd., Class A (Materials)	2,329
1,227	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	3,517
1,692	Yutong Bus Co. Ltd., Class A (Industrials)	6,114
12,778	Zai Lab Ltd. (Health Care)*	43,708
1,058	Zangge Mining Co. Ltd., Class A (Materials)	4,635
475	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	13,322
18,931	Zhaojin Mining Industry Co. Ltd., Class H (Materials)	31,647
3,720	Zhefu Holding Group Co. Ltd., Class A (Industrials)	1,663
100	Zhejiang Cfmoto Power Co. Ltd., Class A (Consumer Discretionary)	2,482
4,139	Zhejiang China Commodities City Group Co. Ltd., Class A (Consumer Discretionary)	7,259
1,812	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	5,807
1,128	Zhejiang Crystal-Optech Co. Ltd., Class A (Information Technology)	3,924
2,218	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	5,000
454	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	3,650
18,516	Zhejiang Expressway Co. Ltd., Class H (Industrials)	13,762
1,222	Zhejiang Hailiang Co. Ltd., Class A (Materials)	1,580
1,058	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	2,165
1,073	Zhejiang Huayou Cobalt Co. Ltd., Class A (Industrials)	4,856
1,058	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	4,796
2,729	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A (Communication Services)*	2,421
752	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A (Materials)	2,320
529	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Health Care)	993
2,211	Zhejiang Juhua Co. Ltd., Class A (Materials)	7,392

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
9,192	Zhejiang Leapmotor Technology Co. Ltd. (Consumer Discretionary)*(b)	$41,430
2,447	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	3,154
2,229	Zhejiang NHU Co. Ltd., Class A (Materials)	6,471
2,834	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	11,783
470	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A (Materials)	2,539
658	Zhejiang Shuanghuan Driveline Co. Ltd., Class A (Consumer Discretionary)	3,355
169	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	1,228
1,692	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A (Consumer Discretionary)	4,603
1,050	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	2,763
1,227	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	2,002
7,526	Zhejiang Zheneng Electric Power Co. Ltd., Class A (Utilities)	5,666
940	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A (Industrials)	1,711
3,357	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H (Industrials)	4,455
3,472	Zheshang Securities Co. Ltd., Class A (Financials)	5,499
9,759	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(b)	14,582
670	Zhongfu Shenying Carbon Fiber Co. Ltd., Class A (Materials)	1,941
929	Zhongji Innolight Co. Ltd., Class A (Information Technology)	12,850
3,857	Zhongjin Gold Corp. Ltd., Class A (Materials)	6,405
8,839	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	14,412
5,060	Zhongtai Securities Co. Ltd., Class A (Financials)	4,378
808	Zhuhai CosMX Battery Co. Ltd., Class A (Industrials)	1,937
1,692	Zhuhai Huafa Properties Co. Ltd., Class A (Real Estate)	1,311
545	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	3,467

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,476	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	$27,190
2,211	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	1,768
16,808	Zijin Mining Group Co. Ltd., Class A (Materials)	35,379
70,972	Zijin Mining Group Co. Ltd., Class H (Materials)	132,699
6,992	ZJLD Group, Inc. (Consumer Staples)(b)	6,519
6,622	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	7,264
19,278	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	14,973
3,454	ZTE Corp., Class A (Information Technology)	18,311
10,161	ZTE Corp., Class H (Information Technology)	38,284
5,399	ZTO Express Cayman, Inc. (Industrials)	103,932

		32,158,329

Colombia – 0.1%
3,081	Bancolombia SA (Financials)	34,097
61,181	Ecopetrol SA (Energy)	30,521
5,695	Interconexion Electrica SA ESP (Utilities)	28,575

		93,193

Czech Republic – 0.1%
2,085	CEZ AS (Utilities)	88,459
987	Komercni Banka AS (Financials)	42,693

		131,152

Egypt – 0.1%
31,680	Commercial International Bank - Egypt (CIB) (Financials)	47,348
13,750	EFG Holding S.A.E. (Financials)*	7,058
2,617	Ezz Steel Co. SAE (Materials)*	7,083
12,454	Talaat Moustafa Group (Real Estate)	13,278

		74,767

Greece – 0.5%
26,117	Alpha Services and Holdings SA (Financials)	52,897
986	Athens International Airport SA (Industrials)	8,962
30,939	Eurobank Ergasias Services and Holdings SA (Financials)	80,538
2,488	Hellenic Telecommunications Organization SA (Communication Services)	38,865
1,403	JUMBO SA (Consumer Discretionary)	38,725

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Greece – (continued)
1,394	Metlen Energy & Metals SA (Industrials)	$51,467
819	Motor Oil Hellas Corinth Refineries SA (Energy)	18,483
10,791	National Bank of Greece SA (Financials)	100,151
2,601	OPAP SA (Consumer Discretionary)	46,256
13,102	Piraeus Financial Holdings SA (Financials)	61,767
2,388	Public Power Corp. SA (Utilities)	32,832
770	Terna Energy SA (Utilities)	16,016

		546,959

Hong Kong – 0.1%
80,510	J&T Global Express Ltd. (Industrials)*	66,466
1,862	Orient Overseas International Ltd. (Industrials)	24,926

		91,392

Hungary – 0.3%
5,930	MOL Hungarian Oil & Gas PLC (Energy)	44,401
3,093	OTP Bank Nyrt (Financials)	191,302
1,864	Richter Gedeon Nyrt (Health Care)	52,241

		287,944

India – 18.0%
3,120	360 ONE WAM Ltd. (Financials)	35,595
684	ABB India Ltd. (Industrials)	38,579
962	ACC Ltd. (Materials)	19,993
4,864	Adani Energy Solutions Ltd. (Utilities)*	36,181
3,881	Adani Enterprises Ltd. (Industrials)	92,963
4,144	Adani Green Energy Ltd. (Utilities)*	36,674
9,361	Adani Ports & Special Economic Zone Ltd. (Industrials)	114,403
11,611	Adani Power Ltd. (Utilities)*	63,553
3,711	Adani Total Gas Ltd. (Utilities)	23,629
2,343	Adani Wilmar Ltd. (Consumer Staples)*	6,591
8,186	Aditya Birla Capital Ltd. (Financials)*	14,625
436	Alkem Laboratories Ltd. (Health Care)	23,150
8,134	Ambuja Cements Ltd. (Materials)	43,220
2,150	APL Apollo Tubes Ltd. (Materials)	35,356
1,309	Apollo Hospitals Enterprise Ltd. (Health Care)	90,543

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
19,257	Ashok Leyland Ltd. (Industrials)	$46,862
5,259	Asian Paints Ltd. (Materials)	131,004
1,592	Astral Ltd. (Industrials)	24,329
6,194	AU Small Finance Bank Ltd. (Financials)(b)	40,043
3,788	Aurobindo Pharma Ltd. (Health Care)*	45,813
1,874	Avenue Supermarts Ltd. (Consumer Staples)*(b)	72,900
29,574	Axis Bank Ltd. (Financials)	343,230
866	Bajaj Auto Ltd. (Consumer Discretionary)	78,213
3,508	Bajaj Finance Ltd. (Financials)	341,977
4,951	Bajaj Finserv Ltd. (Financials)	105,936
360	Bajaj Holdings & Investment Ltd. (Financials)	47,618
1,081	Balkrishna Industries Ltd. (Consumer Discretionary)	32,313
10,719	Bandhan Bank Ltd. (Financials)(b)	17,295
14,356	Bank of Baroda (Financials)	32,332
12,223	Bank of India (Financials)	13,292
20,488	Bank of Maharashtra (Financials)	10,866
3,447	Berger Paints India Ltd. (Materials)	19,245
1,233	Bharat Dynamics Ltd. (Industrials)	13,744
46,144	Bharat Electronics Ltd. (Industrials)	129,857
3,420	Bharat Forge Ltd. (Consumer Discretionary)	39,729
17,196	Bharat Heavy Electricals Ltd. (Industrials)	35,210
24,848	Bharat Petroleum Corp. Ltd. (Energy)	67,385
33,674	Bharti Airtel Ltd. (Communication Services)	604,259
999	Bharti Hexacom Ltd. (Communication Services)	14,892
6,314	Biocon Ltd. (Health Care)	21,824
112	Bosch Ltd. (Consumer Discretionary)	33,975
1,539	Britannia Industries Ltd. (Consumer Staples)	80,824
883	BSE Ltd. (Financials)	46,759
24,352	Canara Bank (Financials)	22,514
8,515	CG Power & Industrial Solutions Ltd. (Industrials)*	55,720
5,379	Cholamandalam Investment and Finance Co. Ltd. (Financials)	86,106
6,939	Cipla Ltd. (Health Care)	111,614
26,968	Coal India Ltd. (Energy)	113,831
1,091	Cochin Shipyard Ltd. (Industrials)(b)	15,816
883	Coforge Ltd. (Information Technology)	74,291

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
1,787	Colgate-Palmolive India Ltd. (Consumer Staples)	$50,332
3,785	Container Corp. Of India Ltd. (Industrials)	26,978
1,609	Coromandel International Ltd. (Materials)	30,652
1,824	Cummins India Ltd. (Industrials)	56,655
7,940	Dabur India Ltd. (Consumer Staples)	44,762
1,145	Dalmia Bharat Ltd. (Materials)	22,109
993	Deepak Nitrite Ltd. (Materials)	21,009
5,185	Delhivery Ltd. (Industrials)*	14,805
1,634	Divi’s Laboratories Ltd. (Health Care)	102,335
436	Dixon Technologies India Ltd. (Consumer Discretionary)	69,437
8,005	DLF Ltd. (Real Estate)	58,141
7,874	Dr Reddy’s Laboratories Ltd. (Health Care)	100,468
1,798	Eicher Motors Ltd. (Consumer Discretionary)	98,086
11,742	Embassy Office Parks REIT (Real Estate)	48,877
5,600	Exide Industries Ltd. (Consumer Discretionary)	22,258
23,462	Federal Bank Ltd. (Financials)	47,625
837	Fertilisers & Chemicals Travancore Ltd. (Materials)	6,616
6,205	Fortis Healthcare Ltd. (Health Care)	43,447
13,264	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	24,071
34,868	GAIL India Ltd. (Utilities)	62,178
1,622	GE Vernova T&D India Ltd. (Industrials)	24,807
3,987	General Insurance Corp. of India (Financials)(b)	16,808
864	Gland Pharma Ltd. (Health Care)(b)	15,332
529	GlaxoSmithKline Pharmaceuticals Ltd. (Health Care)	14,965
1,832	Glenmark Pharmaceuticals Ltd. (Health Care)	26,776
33,289	GMR Airports Ltd. (Industrials)*	26,428
4,863	Godrej Consumer Products Ltd. (Consumer Staples)	55,861
1,945	Godrej Properties Ltd. (Real Estate)*	43,039
4,152	Grasim Industries Ltd. (Materials)	109,449
460	Gujarat Fluorochemicals Ltd. (Materials)	18,845
2,536	Gujarat Gas Ltd. (Utilities)	10,733
2,946	Havells India Ltd. (Industrials)	47,868

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
13,684	HCL Technologies Ltd. (Information Technology)	$246,309
1,058	HDFC Asset Management Co. Ltd. (Financials)(b)	43,869
73,107	HDFC Bank Ltd. (Financials)	1,447,373
12,660	HDFC Life Insurance Co. Ltd. (Financials)(b)	88,038
1,684	Hero MotoCorp Ltd. (Consumer Discretionary)	70,842
18,834	Hindalco Industries Ltd. (Materials)	136,535
2,147	Hindustan Aeronautics Ltd. (Industrials)	75,772
12,879	Hindustan Petroleum Corp. Ltd. (Energy)	43,235
11,563	Hindustan Unilever Ltd. (Consumer Staples)	289,426
4,812	Hindustan Zinc Ltd. (Materials)	21,491
141	Hitachi Energy India Ltd. (Industrials)	18,183
29	Honeywell Automation India Ltd. (Information Technology)	11,169
6,464	Housing & Urban Development Corp. Ltd. (Financials)	12,199
1,838	Hyundai Motor India Ltd. (Consumer Discretionary)*	36,336
67,490	ICICI Bank Ltd. (Financials)	928,700
3,167	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	61,200
5,141	ICICI Prudential Life Insurance Co. Ltd. (Financials)(b)	32,408
70,026	IDFC First Bank Ltd. (Financials)*	46,727
3,354	Indian Bank (Financials)	19,579
10,972	Indian Hotels Co. Ltd. (Consumer Discretionary)	89,791
48,469	Indian Oil Corp. Ltd. (Energy)	62,863
4,033	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	30,924
23,045	Indian Railway Finance Corp. Ltd. (Financials)(b)	29,607
7,666	Indian Renewable Energy Development Agency Ltd. (Financials)*	13,669
9,864	Indraprastha Gas Ltd. (Utilities)	21,359
16,507	Indus Towers Ltd. (Communication Services)*	60,998
7,453	IndusInd Bank Ltd. (Financials)	84,330
892	Info Edge India Ltd. (Communication Services)	71,282
46,386	Infosys Ltd. (Information Technology)	894,655
2,371	InterGlobe Aviation Ltd. (Industrials)*(b)	121,317
38,776	ITC Ltd. (Consumer Staples)	175,038
1,242	ITI Ltd. (Information Technology)*	3,492

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
4,648	Jindal Stainless Ltd. (Materials)	$31,066
5,109	Jindal Steel & Power Ltd. (Materials)	49,987
40,248	Jio Financial Services Ltd. (Financials)*	95,492
6,823	JSW Energy Ltd. (Utilities)	36,188
3,383	JSW Infrastructure Ltd. (Industrials)	9,849
12,395	JSW Steel Ltd. (Materials)	134,668
5,122	Jubilant Foodworks Ltd. (Consumer Discretionary)	36,649
4,944	Kalyan Jewellers India Ltd. (Consumer Discretionary)	26,117
14,117	Kotak Mahindra Bank Ltd. (Financials)	307,003
2,002	KPIT Technologies Ltd. (Information Technology)	27,395
341	L&T Technology Services Ltd. (Industrials)(b)	17,666
8,704	Larsen & Toubro Ltd. (Industrials)	314,708
2,973	Life Insurance Corp. of India (Financials)	25,159
264	Linde India Ltd. (Materials)	17,882
1,276	Lloyds Metals & Energy Ltd. (Materials)	14,890
1,189	LTIMindtree Ltd. (Information Technology)(b)	63,401
3,113	Lupin Ltd. (Health Care)	67,759
3,647	Macrotech Developers Ltd. (Real Estate)(b)	47,134
6,635	Mahindra & Mahindra Financial Services Ltd. (Financials)	20,518
11,502	Mahindra & Mahindra Ltd. (Consumer Discretionary)	339,801
734	MakeMyTrip Ltd. (Consumer Discretionary)*	70,655
1,455	Mankind Pharma Ltd. (Health Care)*	38,088
7,003	Marico Ltd. (Consumer Staples)	48,067
1,698	Maruti Suzuki India Ltd. (Consumer Discretionary)	231,808
2,946	Max Financial Services Ltd. (Financials)*	33,603
9,563	Max Healthcare Institute Ltd. (Health Care)	106,893
858	Mazagon Dock Shipbuilders Ltd. (Industrials)	20,896
1,887	Motilal Oswal Financial Services Ltd. (Financials)	12,691
1,128	Mphasis Ltd. (Information Technology)	28,969
30	MRF Ltd. (Consumer Discretionary)	36,127
1,431	Muthoot Finance Ltd. (Financials)	34,879
4,638	Nestle India Ltd. (Consumer Staples)	116,059

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
36,983	NHPC Ltd. (Utilities)	$30,811
46,245	NMDC Ltd. (Materials)	33,020
9,606	NTPC Green Energy Ltd. (Utilities)*	9,580
61,123	NTPC Ltd. (Utilities)	217,554
1,575	Oberoi Realty Ltd. (Real Estate)	26,720
50,028	Oil & Natural Gas Corp. Ltd. (Energy)	128,781
7,309	Oil India Ltd. (Energy)	28,625
3,979	One 97 Communications Ltd. (Financials)*	32,510
310	Oracle Financial Services Software Ltd. (Information Technology)	27,505
67	Page Industries Ltd. (Consumer Discretionary)	31,022
1,415	Patanjali Foods Ltd. (Consumer Staples)	28,469
3,170	PB Fintech Ltd. (Financials)*	53,022
1,306	Persistent Systems Ltd. (Information Technology)	79,161
9,696	Petronet LNG Ltd. (Energy)	31,392
2,523	Phoenix Mills Ltd. (The) (Real Estate)	44,636
1,084	PI Industries Ltd. (Materials)	37,337
1,970	Pidilite Industries Ltd. (Materials)	59,838
586	Polycab India Ltd. (Industrials)	31,565
18,760	Power Finance Corp. Ltd. (Financials)	78,103
58,471	Power Grid Corp. of India Ltd. (Utilities)	167,621
599	Premier Energies Ltd. (Information Technology)(b)	5,978
2,241	Prestige Estates Projects Ltd. (Real Estate)	28,853
126	Procter & Gamble Hygiene & Health Care Ltd. (Consumer Staples)	19,500
29,958	Punjab National Bank (Financials)	29,919
7,320	Rail Vikas Nigam Ltd. (Industrials)	27,806
16,112	REC Ltd. (Financials)	66,342
88,495	Reliance Industries Ltd. (Energy)	1,213,695
39,221	Samvardhana Motherson International Ltd. (Consumer Discretionary)	53,155
3,806	SBI Cards & Payment Services Ltd. (Financials)	36,484
5,760	SBI Life Insurance Co. Ltd. (Financials)(b)	94,164
579	Schaeffler India Ltd. (Industrials)	20,256
132	Shree Cement Ltd. (Materials)	41,158
15,490	Shriram Finance Ltd. (Financials)	109,275

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
1,150	Siemens Ltd. (Industrials)	$60,763
9,575	SJVN Ltd. (Utilities)	9,204
323	Solar Industries India Ltd. (Materials)	32,153
5,336	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(b)	30,118
1,888	SRF Ltd. (Materials)	60,314
23,061	State Bank of India (Financials)	181,528
20,389	Steel Authority of India Ltd. (Materials)	24,470
13,927	Sun Pharmaceutical Industries Ltd. (Health Care)	253,580
861	Sundaram Finance Ltd. (Financials)	44,650
758	Supreme Industries Ltd. (Materials)	28,837
128,367	Suzlon Energy Ltd. (Industrials)*	72,924
2,555	Swiggy Ltd. (Consumer Discretionary)*	9,771
1,495	Tata Communications Ltd. (Communication Services)	23,107
13,191	Tata Consultancy Services Ltd. (Information Technology)	525,092
8,498	Tata Consumer Products Ltd. (Consumer Staples)	93,591
483	Tata Elxsi Ltd. (Information Technology)	29,868
26,617	Tata Motors Ltd. (Consumer Discretionary)	188,790
21,925	Tata Power Co. Ltd. (The) (Utilities)	84,990
107,663	Tata Steel Ltd. (Materials)	168,808
883	Tata Technologies Ltd. (Information Technology)	6,779
8,059	Tech Mahindra Ltd. (Information Technology)	137,029
409	Thermax Ltd. (Industrials)	15,184
4,806	Titan Co. Ltd. (Consumer Discretionary)	169,013
1,346	Torrent Pharmaceuticals Ltd. (Health Care)	45,348
2,473	Torrent Power Ltd. (Utilities)	35,693
2,342	Trent Ltd. (Consumer Discretionary)	129,850
1,353	Tube Investments of India Ltd. (Consumer Discretionary)	38,070
2,963	TVS Motor Co. Ltd. (Consumer Discretionary)	75,359
1,486	UltraTech Cement Ltd. (Materials)	172,003
20,577	Union Bank of India Ltd. (Financials)	26,361
929	United Breweries Ltd. (Consumer Staples)	20,662
3,844	United Spirits Ltd. (Consumer Staples)	56,425

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
2,407	UNO Minda Ltd. (Consumer Discretionary)	$22,718
7,560	UPL Ltd. (Materials)	54,685
17,294	Varun Beverages Ltd. (Consumer Staples)	86,180
529	Vedant Fashions Ltd. (Consumer Discretionary)	5,097
20,983	Vedanta Ltd. (Materials)	94,659
336,095	Vodafone Idea Ltd. (Communication Services)*	28,999
3,094	Voltas Ltd. (Industrials)	46,677
36,337	Wipro Ltd. (Information Technology)	115,298
213,093	Yes Bank Ltd. (Financials)*	40,790
89,245	Zomato Ltd. (Consumer Discretionary)*	226,520
3,392	Zydus Lifesciences Ltd. (Health Care)	33,981

		19,289,003

Indonesia – 1.3%
94,377	Adaro Minerals Indonesia Tbk PT (Materials)*	4,411
121,848	Alamtri Resources Indonesia Tbk PT (Energy)	15,213
161,601	Amman Mineral Internasional PT (Materials)*	63,841
260,792	Astra International Tbk PT (Industrials)	71,254
675,747	Bank Central Asia Tbk PT (Financials)	343,376
469,492	Bank Mandiri Persero Tbk PT (Financials)	130,257
194,502	Bank Negara Indonesia Persero Tbk PT (Financials)	47,276
907,974	Bank Rakyat Indonesia Persero Tbk PT (Financials)	184,004
379,160	Barito Pacific Tbk PT (Materials)	17,952
202,759	Barito Renewables Energy Tbk PT (Utilities)	74,903
92,201	Chandra Asri Pacific Tbk PT (Materials)	37,259
97,821	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	24,721
177,859	Dayamitra Telekomunikasi PT (Communication Services)	6,544
20,980	Dian Swastatika Sentosa Tbk PT (Energy)*	39,069
11,282,238	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary)*	51,035
30,948	Indah Kiat Pulp & Paper Tbk PT (Materials)	8,773
30,439	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	19,185
58,766	Indofood Sukses Makmur Tbk PT (Consumer Staples)	25,254
76,767	Indosat Tbk PT (Communication Services)	6,853

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Indonesia – (continued)
267,788	Kalbe Farma Tbk PT (Health Care)	$17,443
146,669	Merdeka Battery Materials Tbk PT (Materials)*	2,901
22,398	Pantai Indah Kapuk Dua Tbk PT (Materials)	14,860
22,484	Petrindo Jaya Kreasi Tbk PT (Energy)*	9,086
282,634	Sarana Menara Nusantara Tbk PT (Communication Services)	8,864
252,866	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	33,553
613,145	Telkom Indonesia Persero Tbk PT (Communication Services)	86,905
83,509	Unilever Indonesia Tbk PT (Consumer Staples)	5,112
18,785	United Tractors Tbk PT (Energy)	25,322
29,716	Vale Indonesia Tbk PT (Materials)*	5,216

		1,380,442

Kazakhstan – –%
1,389	Solidcore Resources PLC (Materials)*(c)	—

Kuwait – 0.8%
21,441	Agility Public Warehousing Co. KSC (Industrials)	18,955
13,760	Al Ahli Bank of Kuwait KSCP (Financials)	14,437
17,809	Boubyan Bank KSCP (Financials)	38,640
17,161	Burgan Bank SAK (Financials)	12,560
31,005	Gulf Bank KSCP (Financials)	34,539
144,597	Kuwait Finance House KSCP (Financials)	375,072
8,988	Mabanee Co KPSC (Real Estate)	24,071
28,146	Mobile Telecommunications Co. KSCP (Communication Services)	44,753
101,250	National Bank of Kuwait SAKP (Financials)	337,719

		900,746

Luxembourg – 0.0%
1,815	Reinet Investments SCA (Financials)	44,822

Mexico – 1.8%
403,404	America Movil SAB de CV, Series B (Communication Services)	287,086
5,959	Arca Continental SAB de CV (Consumer Staples)	61,620
23,564	Becle SAB de CV (Consumer Staples)	20,305

Shares	Description	Value

Common Stocks – (continued)

Mexico – (continued)
194,998	Cemex SAB de CV, Series CPO (Materials)	$119,965
6,741	Coca-Cola Femsa SAB de CV (Consumer Staples)	60,093
2,649	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	13,029
38,516	Fibra Uno Administracion SA de CV REIT (Real Estate)	41,819
23,041	Fomento Economico Mexicano SAB de CV (Consumer Staples)	216,600
2,339	Gruma SAB de CV, Class B (Consumer Staples)	40,436
4,894	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)*	92,361
2,352	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	63,652
16,547	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	44,435
6,563	Grupo Carso SAB de CV, Series A1 (Industrials)	38,065
6,268	Grupo Comercial Chedraui SA de CV (Consumer Staples)(a)	35,924
37,223	Grupo Financiero Banorte SAB de CV, Class O (Financials)	262,616
25,189	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	58,379
40,320	Grupo Mexico SAB de CV, Series B (Materials)	189,782
2,437	Industrias Penoles SAB de CV (Materials)*	37,328
21,486	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	32,172
13,179	Prologis Property Mexico SA de CV REIT (Real Estate)	41,733
64,367	Wal-Mart de Mexico SAB de CV (Consumer Staples)	170,500

		1,927,900

Netherlands – –%
1,289	Nebius Group NV, Class A (Information Technology)*(c)	—

Philippines – 0.5%
3,375	Ayala Corp. (Industrials)	32,125
76,036	Ayala Land, Inc. (Real Estate)	28,452
28,248	Bank of the Philippine Islands (Financials)	60,546
27,260	BDO Unibank, Inc. (Financials)	70,509
475	Globe Telecom, Inc.
	(Communication Services)	18,626
10,496	International Container
	Terminal Services, Inc.
	(Industrials)	63,310
5,997	Jollibee Foods Corp. (Consumer
	Discretionary)	26,597
3,967	Manila Electric Co. (Utilities)	33,519

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Philippines – (continued)
24,125	Metropolitan Bank & Trust Co. (Financials)	$29,786
1,219	PLDT, Inc. (Communication Services)	27,956
6,314	SM Investments Corp. (Industrials)	83,290
153,887	SM Prime Holdings, Inc. (Real Estate)	59,174

		533,890

Qatar – 0.8%
92,575	Al Rayan Bank (Financials)	58,988
45,187	Commercial Bank PSQC (The) (Financials)	56,121
22,562	Dukhan Bank (Financials)	22,785
25,669	Industries Qatar QSC (Industrials)	93,271
58,239	Mesaieed Petrochemical Holding Co. (Materials)	22,857
9,036	Ooredoo QPSC (Communication Services)	30,873
6,291	Qatar Electricity & Water Co. QSC (Utilities)	25,658
7,571	Qatar Fuel QSC (Energy)	29,881
47,388	Qatar Gas Transport Co. Ltd. (Energy)	58,568
14,903	Qatar International Islamic Bank QSC (Financials)	43,755
21,196	Qatar Islamic Bank (Financials)	121,261
57,363	Qatar National Bank QPSC (Financials)	261,529

		825,547

Russia – 0.0%
12,708	Alrosa PJSC (Materials)(c)	—
801	Gazprom Neft PJSC (Energy)(c)	—
49,291	Gazprom PJSC (Energy)*(c)	—
26,300	GMK Norilskiy Nickel PAO (Materials)*(c)	—
1,413	LUKOIL PJSC (Energy)(c)	—
4,560	Mobile TeleSystems PJSC (Communication Services)(c)	—
3,099	Novatek PJSC (Energy)(c)	—
5,287	Novolipetsk Steel PJSC (Materials)(c)	—
780	PIK-Spetsializirovannyy Zastroyshchik PAO (Consumer Discretionary)*(c)	—
128	Polyus PJSC (Materials)*(c)	—
5,078	Rosneft Oil Co. PJSC (Energy)(c)	—
44,370	Sberbank of Russia PJSC (Financials)(c)	—
969	Severstal PAO (Materials)(c)	—
146,300	Surgutneftegas PJSC (Energy)(c)	—
6,047	Tatneft PJSC (Energy)(c)	—
6,503	United Co RUSAL International PJSC (Materials)*(c)	—

		—

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – 3.8%
1,723	ACWA Power Co. (Utilities)	$170,724
5,121	Ades Holding Co. (Energy)	23,486
1,869	Advanced Petrochemical Co. (Materials)*	13,356
25,323	Al Rajhi Bank (Financials)	673,876
657	Al Rajhi Co. for Co-operative Insurance (Financials)*	29,256
15,827	Alinma Bank (Financials)	127,872
6,116	Almarai Co. JSC (Consumer Staples)	92,630
11,473	Arab National Bank (Financials)	66,263
340	Arabian Internet & Co.mmunications Services Co. (Information Technology)	29,029
7,919	Bank AlBilad (Financials)	80,028
6,743	Bank Al-Jazira (Financials)*	31,896
15,837	Banque Saudi Fransi (Financials)	72,126
994	Bupa Arabia for Cooperative Insurance Co. (Financials)	45,164
950	Co. for Cooperative Insurance (The) (Financials)	36,629
7,048	Dar Al Arkan Real Estate Development Co. (Real Estate)*	33,602
1,093	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	81,779
341	Elm Co. (Information Technology)	96,818
4,878	Etihad Etisalat Co. (Communication Services)	80,643
7,888	Jarir Marketing Co. (Consumer Discretionary)	26,628
430	MBC Group CJSC (Communication Services)*	5,962
1,299	Mouwasat Medical Services Co. (Health Care)	29,303
533	Nahdi Medical Co. (Consumer Staples)	16,742
6,170	Rabigh Refining & Petrochemical Co. (Energy)*	12,372
18,992	Riyad Bank (Financials)	149,392
745	Riyadh Cables Group Co. (Industrials)	28,606
3,014	SABIC Agri-Nutrients Co. (Materials)	87,118
4,981	Sahara International Petrochemical Co. (Materials)	28,396
321	SAL Saudi Logistics Services (Industrials)	20,936
15,649	Saudi Arabian Mining Co. (Materials)*	190,485
74,413	Saudi Arabian Oil Co. (Energy)(b)	537,715
715	Saudi Aramco Base Oil Co. (Materials)	19,713
12,937	Saudi Awwal Bank (Financials)	122,116

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
11,628	Saudi Basic Industries Corp. (Materials)	$192,234
10,411	Saudi Electricity Co. (Utilities)	46,193
5,122	Saudi Industrial Investment Group (Materials)	22,808
8,158	Saudi Investment Bank (The) (Financials)	31,368
9,790	Saudi Kayan Petrochemical Co. (Materials)*	15,872
37,984	Saudi National Bank (The) (Financials)	354,489
432	Saudi Research & Media Group (Communication Services)*	23,614
640	Saudi Tadawul Group Holding Co. (Financials)	36,008
24,560	Saudi Telecom Co. (Communication Services)	296,334
1,972	Savola Group (The) (Consumer Staples)*	18,693
3,696	Yanbu National Petrochemical Co. (Materials)	34,444

		4,132,718

South Africa – 2.7%
10,746	Absa Group Ltd. (Financials)	108,736
1,127	Anglo American Platinum Ltd. (Materials)	34,154
4,815	Aspen Pharmacare Holdings Ltd. (Health Care)	42,336
4,334	Bid Corp. Ltd. (Consumer Staples)	105,099
4,551	Bidvest Group Ltd. (Industrials)	60,174
1,259	Capitec Bank Holdings Ltd. (Financials)	208,407
3,073	Clicks Group Ltd. (Consumer Staples)	57,012
7,509	Discovery Ltd. (Financials)	83,667
3,115	Exxaro Resources Ltd. (Energy)	26,151
64,646	FirstRand Ltd. (Financials)	246,123
11,384	Gold Fields Ltd. (Materials)	199,950
7,072	Harmony Gold Mining Co. Ltd. (Materials)	68,628
11,675	Impala Platinum Holdings Ltd. (Materials)*	55,400
2,973	Investec Ltd. (Financials)	19,249
810	Kumba Iron Ore Ltd. (Materials)(a)	16,137
3,390	Mr Price Group Ltd. (Consumer Discretionary)	44,677
21,722	MTN Group Ltd. (Communication Services)	138,268
4,149	MultiChoice Group (Communication Services)*	23,691
2,240	Naspers Ltd., Class N (Consumer Discretionary)	534,738
5,626	Nedbank Group Ltd. (Financials)	84,760
4,412	Northam Platinum Holdings Ltd. (Materials)	22,993

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
61,159	Old Mutual Ltd. (Financials)	$41,689
11,379	OUTsurance Group Ltd. (Financials)	43,733
30,619	Pepkor Holdings Ltd. (Consumer Discretionary)(b)	42,518
6,804	Remgro Ltd. (Financials)	54,084
20,865	Sanlam Ltd. (Financials)	96,953
7,868	Sasol Ltd. (Materials)	34,319
6,124	Shoprite Holdings Ltd. (Consumer Staples)	90,680
37,534	Sibanye Stillwater Ltd. (Materials)*	28,455
17,422	Standard Bank Group Ltd. (Financials)	204,468
7,945	Vodacom Group Ltd. (Communication Services)	50,029
12,017	Woolworths Holdings Ltd. (Consumer Discretionary)	37,683

		2,904,961

South Korea – 9.1%
483	Alteogen, Inc. (Health Care)*	127,774
391	Amorepacific Corp. (Consumer Staples)*	31,325
377	AMOREPACIFIC Group (Consumer Staples)*	5,463
99	BGF retail Co. Ltd. (Consumer Staples)	6,761
3,619	BNK Financial Group, Inc. (Financials)	27,608
263	Celltrion Pharm, Inc. (Health Care)*	9,762
2,026	Celltrion, Inc. (Health Care)	254,825
962	Cheil Worldwide, Inc. (Communication Services)	11,751
100	CJ CheilJedang Corp. (Consumer Staples)	16,201
191	CJ Corp. (Industrials)	13,435
99	CJ Logistics Corp. (Industrials)	6,334
292	CosmoAM&T Co. Ltd. (Information Technology)*	10,679
720	Coway Co. Ltd. (Consumer Discretionary)	39,866
334	CS Wind Corp. (Industrials)	9,315
521	DB HiTek Co. Ltd. (Information Technology)*	15,385
586	DB Insurance Co. Ltd. (Financials)	36,612
436	Dongsuh Cos., Inc. (Consumer Staples)	7,004
676	Doosan Bobcat, Inc. (Industrials)	21,718
94	Doosan Co. Ltd. (Industrials)	20,723
5,549	Doosan Enerbility Co. Ltd. (Industrials)*	96,346
283	Doosan Robotics, Inc. (Industrials)*	12,207
609	Ecopro BM Co. Ltd. (Industrials)*	49,539

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
1,328	Ecopro Co. Ltd. (Industrials)	$ 56,466
392	Ecopro Materials Co. Ltd. (Industrials)*	23,259
242	E-MART, Inc. (Consumer Staples)	12,589
204	Enchem Co. Ltd. (Materials)*	14,656
235	F&F Co. Ltd. (Consumer Discretionary)	11,389
576	Fila Holdings Corp. (Consumer Discretionary)	14,746
54	Green Cross Corp. (Health Care)	4,633
624	GS Holdings Corp. (Industrials)	15,377
3,605	Hana Financial Group, Inc. (Financials)	146,625
334	Hanjin Kal Corp. (Consumer Discretionary)	18,973
957	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)*	24,793
85	Hanmi Pharm Co. Ltd. (Health Care)	13,945
164	Hanmi Science Co. Ltd. (Health Care)	3,156
578	Hanmi Semiconductor Co. Ltd. (Information Technology)	36,942
2,252	Hanon Systems (Consumer Discretionary)*	6,820
388	Hanwha Aerospace Co. Ltd. (Industrials)	157,545
478	Hanwha Corp. (Industrials)	13,250
3,880	Hanwha Life Insurance Co. Ltd. (Financials)	6,962
1,356	Hanwha Ocean Co. Ltd. (Industrials)*	68,871
1,438	Hanwha Solutions Corp. (Materials)	21,134
768	Hanwha Systems Co. Ltd. (Industrials)	16,038
576	HD Hyundai Co. Ltd. (Energy)	28,704
275	HD Hyundai Electric Co. Ltd. (Industrials)	61,188
283	HD Hyundai Heavy Industries Co. Ltd. (Industrials)	57,262
97	HD Hyundai Marine Solution Co. Ltd. (Industrials)	8,401
306	HD HYUNDAI MIPO (Industrials)	21,963
576	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)	84,260
436	HL Mando Co. Ltd. (Consumer Discretionary)*	13,158
1,559	HLB, Inc. (Health Care)*	95,166
3,750	HMM Co. Ltd. (Industrials)	50,217
389	Hotel Shilla Co. Ltd. (Consumer Discretionary)*	10,583
72	Hugel, Inc. (Health Care)*	15,602

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
274	HYBE Co. Ltd. (Communication Services)*	$ 48,230
95	Hyundai Autoever Corp. (Information Technology)	8,553
288	Hyundai Elevator Co. Ltd. (Industrials)	10,828
1,010	Hyundai Engineering & Construction Co. Ltd. (Industrials)	23,129
492	Hyundai Glovis Co. Ltd. (Industrials)	43,755
818	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	13,001
794	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	133,247
1,733	Hyundai Motor Co. (Consumer Discretionary)	228,634
962	Hyundai Rotem Co. Ltd. (Industrials)*	51,424
1,155	Hyundai Steel Co. (Materials)	21,041
3,330	Industrial Bank of Korea (Financials)	35,488
383	JYP Entertainment Corp. (Communication Services)*	22,070
3,896	Kakao Corp. (Communication Services)*	114,917
2,869	KakaoBank Corp. (Financials)	48,343
294	Kakaopay Corp. (Financials)*	6,883
1,524	Kangwon Land, Inc. (Consumer Discretionary)*	16,731
4,796	KB Financial Group, Inc. (Financials)	256,700
50	KCC Corp. (Materials)	8,869
189	KEPCO Engineering & Construction Co., Inc. (Industrials)*	8,217
241	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)*	6,911
3,202	Kia Corp. (Consumer Discretionary)	203,996
189	KIWOOM Securities Co. Ltd. (Financials)	14,754
941	Korea Aerospace Industries Ltd. (Industrials)*	40,589
3,448	Korea Electric Power Corp. (Utilities)	50,321
389	Korea Gas Corp. (Utilities)	9,280
572	Korea Investment Holdings Co. Ltd. (Financials)	31,124
139	Korea Zinc Co. Ltd. (Materials)	70,597
2,469	Korean Air Lines Co. Ltd. (Industrials)	39,831
367	Krafton, Inc. (Communication Services)*	86,174
830	KT Corp. (Communication Services)	26,666

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
1,255	KT&G Corp. (Consumer Staples)	$ 84,330
201	Kumho Petrochemical Co. Ltd. (Materials)*	15,073
340	L&F Co. Ltd. (Industrials)*	18,338
141	LEENO Industrial, Inc. (Information Technology)	20,096
608	LG Chem Ltd. (Materials)*	97,461
1,194	LG Corp. (Industrials)*	54,276
3,866	LG Display Co. Ltd. (Information Technology)*	24,181
1,391	LG Electronics, Inc. (Consumer Discretionary)	75,022
524	LG Energy Solution Ltd. (Industrials)*	126,084
124	LG H&H Co. Ltd. (Consumer Staples)*	27,082
193	LG Innotek Co. Ltd. (Information Technology)*	21,425
2,871	LG Uplus Corp. (Communication Services)	20,764
166	LIG Nex1 Co. Ltd. (Industrials)	30,694
310	LigaChem Biosciences, Inc. (Health Care)*	23,310
244	Lotte Chemical Corp. (Materials)	10,408
433	Lotte Corp. (Industrials)*	6,467
144	Lotte Shopping Co. Ltd. (Consumer Discretionary)*	6,211
243	LS Corp. (Industrials)	18,621
199	LS Electric Co. Ltd. (Industrials)	32,647
1,182	Meritz Financial Group, Inc. (Financials)	97,604
3,235	Mirae Asset Securities Co. Ltd. (Financials)	19,327
1,695	NAVER Corp. (Communication Services)	239,842
170	NCSoft Corp. (Communication Services)*	19,767
292	Netmarble Corp. (Communication Services)(b)	8,034
1,871	NH Investment & Securities Co. Ltd. (Financials)	19,044
47	NongShim Co. Ltd. (Consumer Staples)	10,956
299	Orion Corp. (Consumer Staples)	20,827
3,014	Pan Ocean Co. Ltd. (Industrials)	7,788
428	Pearl Abyss Corp. (Communication Services)*	9,538
715	Posco DX Co. Ltd. (Information Technology)	11,290
386	POSCO Future M Co. Ltd. (Industrials)	37,283
961	POSCO Holdings, Inc. (Materials)	179,009
719	Posco International Corp. (Industrials)	25,508

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
104	Rainbow Robotics (Industrials)*	$ 24,349
242	S-1 Corp. (Industrials)	10,091
193	Sam Chun Dang Pharm Co. Ltd. (Health Care)	24,486
228	Samsung Biologics Co. Ltd. (Health Care)*(b)	173,934
952	Samsung C&T Corp. (Industrials)	79,068
337	Samsung Card Co. Ltd. (Financials)	10,355
2,081	Samsung E&A Co. Ltd. (Industrials)	23,301
710	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	65,521
61,161	Samsung Electronics Co. Ltd. (Information Technology)	2,278,539
401	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	104,848
8,375	Samsung Heavy Industries Co. Ltd. (Industrials)*	79,863
980	Samsung Life Insurance Co. Ltd. (Financials)	58,148
663	Samsung SDI Co. Ltd. (Information Technology)	101,519
488	Samsung SDS Co. Ltd. (Information Technology)	41,131
865	Samsung Securities Co. Ltd. (Financials)	26,963
56	Samyang Foods Co. Ltd. (Consumer Staples)	32,921
5,720	Shinhan Financial Group Co. Ltd. (Financials)	179,275
386	SK Biopharmaceuticals Co. Ltd. (Health Care)*	30,080
335	SK Bioscience Co. Ltd. (Health Care)*	9,744
6,947	SK Hynix, Inc. (Information Technology)	903,219
383	SK IE Technology Co. Ltd. (Industrials)*(b)	7,331
817	SK Innovation Co. Ltd. (Energy)*	70,201
1,147	SK Square Co. Ltd. (Industrials)*	70,644
700	SK Telecom Co. Ltd. (Communication Services)	26,796
457	SK, Inc. (Industrials)	44,922
241	SKC Co. Ltd. (Materials)*	21,416
576	S-Oil Corp. (Energy)	22,404
52	Soulbrain Co. Ltd. (Materials)*	6,612
8,195	Woori Financial Group, Inc. (Financials)	92,879
705	Yuhan Corp. (Health Care)	58,746

		9,743,222

Taiwan – 18.9%
6,778	Accton Technology Corp. (Information Technology)	139,020

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
39,302	Acer, Inc. (Information Technology)	$46,893
5,783	Advantech Co. Ltd. (Information Technology)	71,555
1,001	Alchip Technologies Ltd. (Information Technology)	100,214
48,464	ASE Technology Holding Co. Ltd. (Information Technology)	252,567
34,348	Asia Cement Corp. (Materials)	43,756
4,300	Asia Vital Components Co. Ltd. (Information Technology)	70,373
381	ASMedia Technology, Inc. (Information Technology)	23,862
429	ASPEED Technology, Inc. (Information Technology)	46,937
9,417	Asustek Computer, Inc. (Information Technology)	195,730
77,802	AUO Corp. (Information Technology)*	36,159
8,761	Catcher Technology Co. Ltd. (Information Technology)	55,136
133,170	Cathay Financial Holding Co. Ltd. (Financials)	277,602
20,691	Chailease Holding Co. Ltd. (Financials)	79,453
81,748	Chang Hwa Commercial Bank Ltd. (Financials)	45,218
28,646	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	44,000
7,322	Chicony Electronics Co. Ltd. (Information Technology)	36,261
40,338	China Airlines Ltd. (Industrials)	29,259
157,407	China Steel Corp. (Materials)	116,811
4,744	Chroma ATE, Inc. (Information Technology)	49,085
49,021	Chunghwa Telecom Co. Ltd. (Communication Services)	191,229
53,478	Compal Electronics, Inc. (Information Technology)	63,236
235,161	CTBC Financial Holding Co. Ltd. (Financials)	292,048
24,787	Delta Electronics, Inc. (Information Technology)	303,676
12,099	E Ink Holdings, Inc. (Information Technology)	101,586
202,854	E.Sun Financial Holding Co. Ltd. (Financials)	180,212
3,165	Eclat Textile Co. Ltd. (Consumer Discretionary)	52,569
4,066	Elite Material Co. Ltd. (Information Technology)	78,315
859	eMemory Technology, Inc. (Information Technology)	77,097
35,641	Eva Airways Corp. (Industrials)	46,707
13,968	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	91,949

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
39,612	Far Eastern New Century Corp. (Industrials)	$38,873
22,531	Far EasTone Telecommunications Co. Ltd. (Communication Services)	61,731
7,850	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	33,015
143,624	First Financial Holding Co. Ltd. (Financials)	121,027
59,547	Formosa Chemicals & Fibre Corp. (Materials)	53,899
19,568	Formosa Petrochemical Corp. (Energy)	23,079
69,687	Formosa Plastics Corp. (Materials)	82,403
2,689	Fortune Electric Co. Ltd. (Industrials)	51,629
13,348	Foxconn Technology Co. Ltd. (Information Technology)	31,039
114,755	Fubon Financial Holding Co. Ltd. (Financials)	322,800
4,542	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	21,871
7,468	Gigabyte Technology Co. Ltd. (Information Technology)	58,834
1,171	Global Unichip Corp. (Information Technology)	47,821
2,919	Globalwafers Co. Ltd. (Information Technology)	33,627
4,495	Gold Circuit Electronics Ltd. (Information Technology)	30,412
25,491	Highwealth Construction Corp. (Real Estate)	34,415
3,930	Hiwin Technologies Corp. (Industrials)	37,488
154,309	Hon Hai Precision Industry Co. Ltd. (Information Technology)	818,279
2,089	Hon Precision, Inc. (Information Technology)*	62,009
4,296	Hotai Motor Co. Ltd. (Consumer Discretionary)	81,174
130,070	Hua Nan Financial Holdings Co. Ltd. (Financials)	110,398
100,255	Innolux Corp. (Information Technology)*	45,525
3,405	International Games System Co. Ltd. (Communication Services)	101,904
40,100	Inventec Corp. (Information Technology)	56,827
1,373	Jentech Precision Industrial Co. Ltd. (Information Technology)	56,071
208,732	KGI Financial Holding Co. Ltd. (Financials)	116,095
1,040	King Slide Works Co. Ltd. (Information Technology)	63,074
14,000	King Yuan Electronics Co. Ltd. (Information Technology)	45,867

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
1,278	Largan Precision Co. Ltd. (Information Technology)	$105,161
28,921	Lite-On Technology Corp. (Information Technology)	94,310
1,244	Lotes Co. Ltd. (Information Technology)	62,745
19,191	MediaTek, Inc. (Information Technology)	886,076
151,963	Mega Financial Holding Co. Ltd. (Financials)	183,629
9,553	Micro-Star International Co. Ltd. (Information Technology)	53,861
1,151	momo.com, Inc. (Consumer Discretionary)	13,558
72,253	Nan Ya Plastics Corp. (Materials)	74,317
3,014	Nan Ya Printed Circuit Board Corp. (Information Technology)	12,492
16,414	Nanya Technology Corp. (Information Technology)*	19,334
2,675	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	36,360
7,599	Novatek Microelectronics Corp. (Information Technology)	126,216
1,054	Parade Technologies Ltd. (Information Technology)	21,907
24,996	Pegatron Corp. (Information Technology)	72,369
3,542	PharmaEssentia Corp. (Health Care)*	68,654
2,340	Phison Electronics Corp. (Information Technology)	39,865
31,238	Pou Chen Corp. (Consumer Discretionary)	36,557
41,735	Powerchip Semiconductor Manufacturing Corp. (Information Technology)*	23,340
8,442	Powertech Technology, Inc. (Information Technology)	32,932
7,379	President Chain Store Corp. (Consumer Staples)	59,032
30,705	Quanta Computer, Inc. (Information Technology)	234,411
6,093	Realtek Semiconductor Corp. (Information Technology)	102,130
27,212	Ruentex Development Co. Ltd. (Real Estate)	35,246
9,621	Ruentex Industries Ltd. (Consumer Discretionary)	20,320
58,995	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	79,109
3,598	Shihlin Electric & Engineering Corp. (Industrials)	20,615
222,696	Shin Kong Financial Holding Co. Ltd. (Financials)*	84,497

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
7,417	Sino-American Silicon Products, Inc. (Information Technology)	$28,481
159,291	SinoPac Financial Holdings Co. Ltd. (Financials)	110,442
16,865	Synnex Technology International Corp. (Information Technology)	36,236
30,488	TA Chen Stainless Pipe (Materials)	45,389
160,774	Taishin Financial Holding Co. Ltd. (Financials)	85,256
92,911	Taiwan Business Bank (Financials)	44,314
141,757	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	106,061
9,327	Taiwan Fertilizer Co. Ltd. (Materials)	15,236
26,714	Taiwan High Speed Rail Corp. (Industrials)	22,389
23,316	Taiwan Mobile Co. Ltd. (Communication Services)	81,362
309,511	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	9,810,025
27,352	Tatung Co. Ltd. (Industrials)*	35,677
92,677	TCC Group Holdings Co. Ltd. (Materials)	99,138
22,548	Teco Electric and Machinery Co. Ltd. (Industrials)	37,451
6,699	Tripod Technology Corp. (Information Technology)	42,567
16,514	Unimicron Technology Corp. (Information Technology)	59,388
61,589	Uni-President Enterprises Corp. (Consumer Staples)	152,975
148,885	United Microelectronics Corp. (Information Technology)	198,286
14,028	Vanguard International Semiconductor Corp. (Information Technology)	42,752
1,386	VisEra Technologies Co. Ltd. (Information Technology)	12,228
1,003	Voltronic Power Technology Corp. (Industrials)	50,284
38,807	Walsin Lihwa Corp. (Industrials)	32,938
18,422	Wan Hai Lines Ltd. (Industrials)	47,160
42,463	Winbond Electronics Corp. (Information Technology)*	24,200
35,191	Wistron Corp. (Information Technology)	120,119
1,255	Wiwynn Corp. (Information Technology)	75,157
21,020	WPG Holdings Ltd. (Information Technology)	45,483
9,414	WT Microelectronics Co. Ltd. (Information Technology)	31,559

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
6,241	Yageo Corp. (Information Technology)	$107,654
23,432	Yang Ming Marine Transport Corp. (Industrials)	52,059
145,335	Yuanta Financial Holding Co. Ltd. (Financials)	162,332
5,029	Yulon Finance Corp. (Financials)	18,315
8,086	Yulon Motor Co. Ltd. (Consumer Discretionary)	12,309
7,992	Zhen Ding Technology Holding Ltd. (Information Technology)	28,619

		20,352,585

Thailand – 1.6%
13,888	Advanced Info Service PCL, NVDR (Communication Services)	112,169
55,393	Airports of Thailand PCL, NVDR (Industrials)	70,108
119,337	Asset World Corp. PCL, NVDR (Consumer Discretionary)	10,197
14,378	B Grimm Power PCL, NVDR (Utilities)	4,712
143,544	Bangkok Dusit Medical Services PCL, NVDR (Health Care)	101,654
109,560	Bangkok Expressway & Metro PCL, NVDR (Industrials)	20,519
116,840	Banpu PCL, NVDR (Energy)	14,155
14,369	Berli Jucker PCL, NVDR (Consumer Staples)	9,209
114,615	BTS Group Holdings PCL, NVDR (Industrials)*	19,453
7,700	Bumrungrad Hospital PCL, NVDR (Health Care)	44,052
40,453	Cal-Comp Electronics Thailand PCL (Information Technology)	9,283
4,916	Carabao Group PCL, NVDR (Consumer Staples)	9,746
41,511	Central Pattana PCL, NVDR (Real Estate)	59,826
50,260	Central Retail Corp. PCL, NVDR (Consumer Discretionary)	49,271
50,377	Charoen Pokphand Foods PCL, NVDR (Consumer Staples)	35,970
10,251	Com7 PCL, NVDR (Consumer Discretionary)	6,570
72,427	CP ALL PCL, NVDR (Consumer Staples)	114,450
19,133	CP AXTRA PCL, NVDR (Consumer Staples)	16,097
59,500	Delta Electronics Thailand PCL, NVDR (Information Technology)	134,505
3,158	Electricity Generating PCL, NVDR (Utilities)	8,895

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
9,551	Global Power Synergy PCL, NVDR (Utilities)	$7,896
67,501	Gulf Energy Development PCL, NVDR (Utilities)	96,790
66,950	Home Product Center PCL, NVDR (Consumer Discretionary)	16,555
24,063	Indorama Ventures PCL, NVDR (Materials)	13,450
12,094	Intouch Holdings PCL, NVDR (Communication Services)	28,047
8,900	I-TAIL Corp. PCL, NVDR (Consumer Staples)	4,271
7,894	Kasikornbank PCL, NVDR (Financials)	34,997
46,875	Krung Thai Bank PCL, NVDR (Financials)	30,864
12,218	Krungthai Card PCL, NVDR (Financials)	17,698
111,105	Land & Houses PCL, NVDR (Real Estate)	14,371
43,603	Minor International PCL, NVDR (Consumer Discretionary)	37,003
9,720	Muangthai Capital PCL, NVDR (Financials)	13,369
19,767	Ngern Tid Lor PCL, NVDR (Financials)	10,007
23,817	Osotspa PCL, NVDR (Consumer Staples)	10,385
18,461	PTT Exploration & Production PCL, NVDR (Energy)	58,885
30,325	PTT Global Chemical PCL, NVDR (Materials)*	14,110
38,919	PTT Oil & Retail Business PCL, NVDR (Consumer Discretionary)	12,528
176,462	PTT PCL, NVDR (Energy)	162,662
13,970	Ratch Group PCL, NVDR (Utilities)	10,629
11,381	SCB X PCL, NVDR (Financials)	40,632
14,942	SCG Packaging PCL, NVDR (Materials)	5,903
10,423	Siam Cement PCL (The), NVDR (Materials)	38,889
25,781	Siam Global House PCL, NVDR (Consumer Discretionary)	5,960
11,285	Srisawad Corp. PCL, NVDR (Financials)	11,393
112,022	Thai Beverage PCL (Consumer Staples)	42,772
33,956	Thai Life Insurance PCL, NVDR (Financials)	11,129
14,777	Thai Oil PCL, NVDR (Energy)	9,859
38,271	Thai Union Group PCL, NVDR (Consumer Staples)	12,767

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
2,589	Tisco Financial Group PCL, NVDR (Financials)	$7,444
326,550	TMBThanachart Bank PCL, NVDR (Financials)	18,347
135,463	True Corp. PCL, NVDR (Communication Services)*	45,587
114,479	WHA Corp. PCL, NVDR (Real Estate)	11,524

		1,707,564

Turkey – 1.0%
1,251	AG Anadolu Grubu Holding AS (Industrials)	10,576
462	Agesa Hayat ve Emeklilik AS (Financials)	1,809
4,028	Agrotech Yueksek Teknoloji VE Yatirim AS (Consumer Staples)*	985
9,287	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (Utilities)	4,969
35,571	Akbank TAS (Financials)	65,547
532	Akcansa Cimento AS (Materials)	2,505
4,313	Akfen Yenilenebilir Enerji AS (Utilities)*	2,021
22,386	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	7,956
2,780	Aksa Enerji Uretim AS (Utilities)	2,690
1,915	Alarko Holding AS (Industrials)	3,995
1,004	Alfa Solar Enerji Sanayi VE Ticaret AS (Information Technology)	1,544
2,397	Anadolu Anonim Turk Sigorta Sirketi (Financials)*	7,036
2,610	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	12,349
870	Anadolu Hayat Emeklilik AS (Financials)	2,404
135	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C (Industrials)	208
1,383	Arcelik AS (Consumer Discretionary)*	4,832
15,779	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	40,374
3,577	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Industrials)	10,705
1,142	Avrupakent Gayrimenkul Yatirim Ortakligi AS (Real Estate)	1,998
2,058	Aydem Yenilenebilir Enerji AS (Utilities)	1,135
1,055	Aygaz AS (Utilities)	4,191
1,149	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS (Utilities)	910

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
30,132	Baticim Bati Anadolu Cimento Sanayii AS (Materials)*	$3,267
5,978	Bera Holding AS (Industrials)*	2,755
5,346	BIM Birlesik Magazalar AS (Consumer Staples)	74,066
382	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (Materials)*	3,731
50	Borusan Yatirim ve Pazarlama AS (Financials)	2,419
21,817	Can2 Termik AS (Utilities)*	830
45	Celebi Hava Servisi AS (Industrials)	2,461
5,457	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	6,727
11,093	Coca-Cola Icecek AS (Consumer Staples)	16,174
3,434	CW Enerji Muhendislik Ticaret VE Sanayi AS (Industrials)	1,599
571	Deva Holding AS (Health Care)	1,059
13,785	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	4,929
665	Dogu Aras Enerji Yatirimlari AS (Utilities)	847
1,053	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	4,988
246	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	1,242
1,076	Efor Cay Sanayi Ticaret AS (Consumer Staples)*	1,964
16	EGE Endustri VE Ticaret AS (Consumer Discretionary)	3,875
2,151	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	2,587
28,283	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	11,151
3,453	Enerjisa Enerji AS (Utilities)(b)	5,488
530	Enerya Enerji AS (Utilities)	3,232
7,412	Enka Insaat ve Sanayi AS (Industrials)	9,859
46,226	Eregli Demir ve Celik Fabrikalari TAS (Materials)	28,250
2,580	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (Industrials)*	2,311
862	Ford Otomotiv Sanayi AS (Consumer Discretionary)	20,829
1,287	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	5,360
1,861	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (Industrials)*	2,415
1,097	Gubre Fabrikalari TAS (Materials)*	8,290

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
14,304	Haci Omer Sabanci Holding AS (Financials)	$37,912
46,755	Hektas Ticaret TAS (Materials)*	4,250
6,795	Is Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	3,185
5,880	Is Yatirim Menkul Degerler AS (Financials)	6,636
8,139	Izdemir Enerji Elektrik Uretim AS (Utilities)*	1,123
2,619	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	1,528
1,528	Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (Industrials)	1,284
3,261	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)*	3,318
579	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)*	384
10,957	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)*	8,310
1,480	Kayseri Seker Fabrikasi AS (Consumer Staples)*	742
8,646	KOC Holding AS (Industrials)	36,078
6,395	Kocaer Celik Sanayi Ve Ticaret AS (Materials)	1,772
3,257	Kontrolmatik Enerji Ve Muhendislik AS (Industrials)	2,676
3	Konya Cimento Sanayii AS (Materials)*	450
952	Kordsa Teknik Tekstil AS (Consumer Discretionary)*	1,633
2,727	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	4,991
659	LDR Turizm AS (Industrials)	2,777
3,778	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)*	2,685
4,016	Mavi Giyim Sanayi Ve Ticaret AS, Class B (Consumer Discretionary)(b)	7,329
3,347	MIA Teknoloji AS (Information Technology)*	2,951
1,293	Migros Ticaret AS (Consumer Staples)	19,896
680	MLP Saglik Hizmetleri AS (Health Care)*(b)	6,652
377	Nuh Cimento Sanayi AS (Materials)	2,609
1,154	OBA Makarnacilik Sanayi VE Ticaret AS (Consumer Staples)	2,163
473	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)	5,064
14,212	Oyak Cimento Fabrikalari AS (Materials)*	10,817

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
3,028	Pegasus Hava Tasimaciligi AS (Industrials)*	$19,815
14,985	Petkim Petrokimya Holding AS (Materials)*	6,696
2,882	Reeder Teknoloji Sanayi VE Ticaret AS (Information Technology)*	933
7,810	Reysas Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	3,366
7,334	Reysas Tasimacilik ve Lojistik Ticaret AS (Industrials)*	3,851
136,767	Sasa Polyester Sanayi AS (Materials)*	13,219
186	SDT Uzay VE Savunma Teknolojileri AS (Industrials)	937
1,725	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	3,098
2,208	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (Information Technology)*	2,187
3,826	Sok Marketler Ticaret AS (Consumer Staples)	3,993
703	TAB Gida Sanayi Ve Ticaret AS (Consumer Discretionary)	3,128
2,543	TAV Havalimanlari Holding AS (Industrials)*	17,365
2,683	Tekfen Holding AS (Industrials)*	5,172
1,814	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	9,685
2,638	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	3,882
14,119	Turk Altin Isletmeleri AS (Materials)*	8,659
8,981	Turk Hava Yollari AO (Industrials)*	75,800
7,370	Turk Telekomunikasyon AS (Communication Services)*	9,726
379	Turk Traktor ve Ziraat Makineleri AS (Industrials)	6,906
15,932	Turkcell Iletisim Hizmetleri AS (Communication Services)	43,928
9,094	Turkiye Halk Bankasi AS (Financials)*	4,885
104,449	Turkiye Is Bankasi AS, Class C (Financials)	43,384
11,939	Turkiye Petrol Rafinerileri AS (Energy)	42,169
12,990	Turkiye Sigorta AS (Financials)	5,787
15,032	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	5,083
20,776	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	20,171
2,060	Ulker Biskuvi Sanayi AS (Consumer Staples)*	6,227

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Turkey – (continued)
3,739	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	$1,426
1,336	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	2,047
42,366	Yapi ve Kredi Bankasi AS (Financials)	34,104
2,396	Yayla Agro Gida Sanayi VE Nakliyat AS (Consumer Staples)*	569
1,749	YEO Teknoloji Enerji VE Endustri AS (Industrials)*	2,318
11,491	Ziraat Gayrimenkul Yatirim Ortakligi AS (Real Estate)	5,748
20,145	Zorlu Enerji Elektrik Uretim AS (Utilities)*	2,079

		1,021,002

United Arab Emirates – 2.7%
37,640	Abu Dhabi Commercial Bank PJSC (Financials)	117,244
18,783	Abu Dhabi Islamic Bank PJSC (Financials)	86,942
38,958	Abu Dhabi National Energy Co. PJSC (Utilities)	32,247
38,574	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	36,655
35,160	ADNOC Drilling Co. PJSC (Energy)	52,558
99,161	Adnoc Gas PLC (Energy)	90,988
47,195	Aldar Properties PJSC (Real Estate)	114,752
20,530	Alpha Dhabi Holding PJSC (Industrials)	60,818
41,724	Borouge PLC (Materials)	29,992
116,278	Dubai Electricity & Water Authority PJSC (Utilities)	82,316
37,445	Dubai Islamic Bank PJSC (Financials)	78,811
10,776	Emaar Development PJSC (Real Estate)	37,850
80,245	Emaar Properties PJSC (Real Estate)	296,055
31,754	Emirates NBD Bank PJSC (Financials)	191,076
44,944	Emirates Telecommunications Group Co. PJSC (Communication Services)	204,118
57,093	First Abu Dhabi Bank PJSC (Financials)	221,364
9,551	International Holding Co. PJSC (Industrials)*	1,048,017
42,465	Modon Holding PSC (Industrials)*	35,149

Shares	Description		Value

Common Stocks – (continued)

United Arab Emirates – (continued)
35,795	Pure Health Holding PJSC (Health Care)*		$30,798

			2,847,750

United States – 0.1%
9,148	JBS SA (Consumer Staples)		48,308

TOTAL COMMON STOCKS (Cost $89,889,009)			104,923,048

Shares	Description	Rate	Value

Preferred Stocks – 1.6%

Brazil – 1.0%
67,095	Banco Bradesco SA (Financials)	9.91%	128,508
3,302	Centrais Eletricas Brasileiras SA, Class B (Utilities)	8.69	23,615
24,943	Cia Energetica de Minas Gerais (Utilities)	11.94	47,306
14,353	Cia Paranaense de Energia - Copel (Utilities)	4.30	24,140
17,520	Gerdau SA (Materials)	4.70	49,737
62,529	Itau Unibanco Holding SA (Financials)	8.94	340,321
73,293	Itausa SA (Financials)	10.53	109,780
59,027	Petroleo Brasileiro SA, 1/1/1901 (Energy)	16.93	361,394
17,181	Raizen SA (Consumer Discretionary)	1.59	4,831

			1,089,632

Chile – 0.1%
1,891	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	0.54	72,684

Colombia – 0.1%
6,065	Bancolombia SA (Financials)	8.24	63,008

Russia – 0.0%
4,252	Sberbank of Russia PJSC (Financials)(c)	0.00	—
31,665	Surgutneftegas PJSC (Energy)(c)	0.00	—

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Russia – (continued)
640	Tatneft PJSC (Energy)(c)	0.00%	$—

			—

South Korea – 0.4%
35	Doosan Co. Ltd. (Industrials)	1.42	3,429
461	Hyundai Motor Co. (Consumer Discretionary)	7.77	48,845
279	Hyundai Motor Co. (Consumer Discretionary)	8.02	28,512
31	Hyundai Motor Co. (Consumer Discretionary)	8.01	3,179
101	LG Chem Ltd. (Materials)*	0.00	7,836
283	LG Electronics, Inc. (Consumer Discretionary)	1.31	7,409
10,618	Samsung Electronics Co. Ltd., 1/1/1901 (Information Technology)	3.23	324,441
35	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	5.55	6,914

			430,565

TOTAL PREFERRED STOCKS (Cost $1,934,819)			1,655,889

Shares	Description		Value

Exchange-Traded Fund – 0.3%

United States – 0.3%
12,873	iShares MSCI Malaysia ETF
(Cost $302,161)			304,704

Units	Description	Expiration Month	Value

Right – 0.0%

Brazil – 0.0%
1,009	Itausa SA*
(Cost $0)		04/25	359

Shares	Dividend Rate		Value

Investment Company – 0.6%(d)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
680,666	4.253%		680,666
(Cost $680,666)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $92,806,655)			107,564,666

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.6%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
689,473	4.287%	$689,473
(Cost $689,473)

TOTAL INVESTMENTS – 100.8% (Cost $93,496,128)		$108,254,139

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(883,102)

NET ASSETS – 100.0%		$107,371,037

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Information Technology	23.3%

Financials	22.3

Consumer Discretionary	13.7

Communication Services	9.1

Industrials	8.1

Materials	5.5

Energy	4.4

Consumer Staples	4.3

Health Care	3.4

Utilities	2.7

Real Estate	1.7

Investment Company	0.6

Exchange-Traded Fund	0.3

Securities Lending Reinvestment Vehicle	0.6

TOTAL INVESTMENTS	100.0%

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

MSCI Emerging Markets Index	5	03/21/25	$274,125	$1,285

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%

Australia – 7.2%

28,011	AGL Energy Ltd. (Utilities)	$182,199
11,127	Ampol Ltd. (Energy)	183,431
141,350	ANZ Group Holdings Ltd. (Financials)	2,618,497
59,906	APA Group (Utilities)	274,924
26,947	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,208,179
8,945	ASX Ltd. (Financials)	372,573
50,102	Atlas Arteria Ltd. (Industrials)	157,649
85,752	Aurizon Holdings Ltd. (Industrials)	173,306
235,524	BHP Group Ltd. (Materials)	5,717,823
21,211	BlueScope Steel Ltd. (Materials)	319,991
65,863	Brambles Ltd. (Industrials)	856,000
15,726	CAR Group Ltd. (Communication Services)	362,809
21,716	Charter Hall Group REIT (Real Estate)	231,190
3,061	Cochlear Ltd. (Health Care)	492,736
61,473	Coles Group Ltd. (Consumer Staples)	763,775
78,966	Commonwealth Bank of Australia (Financials)	7,696,720
24,585	Computershare Ltd. (Industrials)	627,886
49,555	Dexus REIT (Real Estate)	225,572
7,094	EBOS Group Ltd. (Health Care)	156,819
68,681	Endeavour Group Ltd. (Consumer Staples)	178,098
92,402	Evolution Mining Ltd. (Materials)	349,933
74,551	Fortescue Ltd. (Materials)	765,396
434,672	Glencore PLC (Materials)*	1,746,764
88,231	Goodman Group REIT (Real Estate)	1,717,869
89,371	GPT Group (The) REIT (Real Estate)	256,202
113,847	Insurance Australia Group Ltd. (Financials)	559,287
5,115	JB Hi-Fi Ltd. (Consumer Discretionary)	292,789
103,938	Lottery Corp. Ltd. (The) (Consumer Discretionary)	307,011
43,214	Lynas Rare Earths Ltd. (Materials)*	182,465
16,908	Macquarie Group Ltd. (Financials)	2,382,422
128,561	Medibank Pvt Ltd. (Financials)	347,764
7,843	Mineral Resources Ltd. (Materials)	110,761
183,746	Mirvac Group REIT (Real Estate)	236,523
144,759	National Australia Bank Ltd. (Financials)	3,177,650
28,505	NEXTDC Ltd. (Information Technology)*	236,463

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)

52,501	Northern Star Resources Ltd. (Materials)	$560,235
22,763	Orica Ltd. (Materials)	232,994
79,786	Origin Energy Ltd. (Utilities)	542,787
128,145	Pilbara Minerals Ltd. (Materials)*	151,405
2,277	Pro Medicus Ltd. (Health Care)	358,590
70,932	Qantas Airways Ltd. (Industrials)*	419,918
70,729	QBE Insurance Group Ltd. (Financials)	946,950
8,459	Ramsay Health Care Ltd. (Health Care)	180,952
2,351	REA Group Ltd. (Communication Services)	348,183
13,751	Reece Ltd. (Industrials)	147,506
17,508	Rio Tinto Ltd. (Materials)	1,234,299
50,374	Rio Tinto PLC (Materials)	3,040,761
153,968	Santos Ltd. (Energy)	626,172
242,201	Scentre Group REIT (Real Estate)	507,565
15,995	SEEK Ltd. (Communication Services)	238,517
9,410	SGH Ltd. (Industrials)	302,060
22,010	Sonic Healthcare Ltd. (Health Care)	375,706
211,053	South32 Ltd. (Materials)	461,977
111,411	Stockland REIT (Real Estate)	352,640
51,008	Suncorp Group Ltd. (Financials)	637,876
13,716	Technology One Ltd. (Information Technology)	251,358
545,148	Telstra Group Ltd. (Communication Services)	1,403,461
18,284	TPG Telecom Ltd. (Communication Services)	52,643
145,997	Transurban Group (Industrials)	1,193,866
38,032	Treasury Wine Estates Ltd. (Consumer Staples)	258,497
179,267	Vicinity Ltd. REIT (Real Estate)	243,020
10,806	Washington H Soul Pattinson & Co. Ltd. (Financials)	229,209
52,940	Wesfarmers Ltd. (Consumer Discretionary)	2,441,403
162,034	Westpac Banking Corp. (Financials)	3,205,203
38,870	Whitehaven Coal Ltd. (Energy)	136,084
8,532	WiseTech Global Ltd. (Information Technology)	474,853
89,609	Woodside Energy Group Ltd. (Energy)	1,380,268
57,327	Woolworths Group Ltd. (Consumer Staples)	1,069,821
17,370	Worley Ltd. (Industrials)	164,399

		59,640,654

Austria – 0.4%
3,328	ANDRITZ AG (Industrials)	196,246
3,649	BAWAG Group AG (Financials)*(a)	368,491

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Austria – (continued)

1,586	CA Immobilien Anlagen AG (Real Estate)	$38,465
14,309	Erste Group Bank AG (Financials)	961,932
1,662	EVN AG (Utilities)*	40,446
1,518	IMMOFINANZ AG (Real Estate)*(b)	25,796
20,606	Mondi PLC (Materials)	318,488
6,608	OMV AG (Energy)	291,524
6,948	Raiffeisen Bank International AG (Financials)	186,429
1,517	Verbund AG (Utilities)	114,855
1,653	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	62,146
5,221	voestalpine AG (Materials)	120,108
4,987	Wienerberger AG (Materials)	164,100

		2,889,026

Belgium – 0.9%
1,026	Ackermans & van Haaren NV (Industrials)	208,926
7,077	Ageas SA/NV (Financials)	387,508
44,310	Anheuser-Busch InBev SA/NV (Consumer Staples)	2,656,191
5,339	Azelis Group NV (Industrials)	101,390
1,765	Colruyt Group NV (Consumer Staples)	68,248
976	D’ieteren Group (Consumer Discretionary)	162,305
1,302	Elia Group SA/NV (Utilities)	86,187
905	Financiere de Tubize SA (Health Care)	134,780
3,907	Groupe Bruxelles Lambert NV (Financials)	279,147
11,859	KBC Group NV (Financials)	1,030,823
20	Lotus Bakeries NV (Consumer Staples)	180,752
699	Sofina SA (Financials)	172,580
3,260	Solvay SA (Materials)	106,764
3,394	Syensqo SA (Materials)	248,213
5,702	UCB SA (Health Care)	1,076,607
8,234	Warehouses De Pauw CVA REIT (Real Estate)	179,488

		7,079,909

Brazil – 0.0%
7,180	Yara International ASA (Materials)	204,158

Chile – 0.1%
16,416	Antofagasta PLC (Materials)	358,318

China – 0.9%
235,134	Alibaba Health Information Technology Ltd. (Consumer Staples)*(b)	151,485
79,040	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(a)	84,666

Shares	Description	Value

Common Stocks – (continued)

China – (continued)

35,084	BYD Electronic International Co. Ltd. (Information Technology)	$226,028
125,932	China Gas Holdings Ltd. (Utilities)	109,309
138,860	China Mengniu Dairy Co. Ltd. (Consumer Staples)	316,772
81,556	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	78,761
389,753	CSPC Pharmaceutical Group Ltd. (Health Care)	236,062
142,057	ESR Group Ltd. (Real Estate)(a)	222,133
97,405	Fosun International Ltd. (Industrials)	55,112
268,855	Geely Automobile Holdings Ltd. (Consumer Discretionary)	606,406
12,039	NXP Semiconductors NV (Information Technology)	2,595,488
64,794	Prosus NV (Consumer Discretionary)*	2,829,529
39,749	Qingdao Port International Co. Ltd., Class H (Industrials)(a)	31,026
44,638	Wharf Holdings Ltd. (The) (Real Estate)	103,781
111,128	Wilmar International Ltd. (Consumer Staples)	264,473
73,736	Xinyi Glass Holdings Ltd. (Industrials)	70,356
123,861	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	218,557

		8,199,944

Denmark – 2.6%
112	AP Moller – Maersk A/S, Class A (Industrials)	194,296
123	AP Moller – Maersk A/S, Class B (Industrials)	215,695
4,347	Carlsberg AS, Class B (Consumer Staples)	546,429
6,099	Coloplast A/S, Class B (Health Care)	649,798
31,786	Danske Bank A/S (Financials)	1,069,595
8,966	DSV A/S (Industrials)	1,804,853
3,077	Genmab A/S (Health Care)*	690,200
148,984	Novo Nordisk A/S, Class B (Health Care)	13,390,256
17,197	Novonesis (Novozymes) B, Class B (Materials)	1,041,763
8,805	Orsted AS (Utilities)*(a)	387,027
3,872	Pandora A/S (Consumer Discretionary)	684,399
15,962	Tryg A/S (Financials)	349,473
47,554	Vestas Wind Systems A/S (Industrials)*	672,437

		21,696,221

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Faroe Islands – 0.0%
2,313	Bakkafrost P/F (Consumer Staples)	$116,437

Finland – 1.0%

6,550	Elisa OYJ (Communication Services)	302,044
20,110	Fortum OYJ (Utilities)	315,703
4,873	Huhtamaki OYJ (Materials)	181,026
12,581	Kesko OYJ, Class B (Consumer Staples)	238,918
15,728	Kone OYJ, Class B (Industrials)(b)	886,556
32,504	Metso Corp. (Industrials)	360,353
20,042	Neste OYJ (Energy)	179,214
238,596	Nokia OYJ (Information Technology)	1,150,005
150,662	Nordea Bank Abp (Financials)	1,982,894
4,960	Orion OYJ, Class B (Health Care)	279,482
110,225	Sampo OYJ, Class A (Financials)	969,346
26,629	Stora Enso OYJ, Class R (Materials)	287,050
25,041	UPM-Kymmene OYJ (Materials)	732,840
22,644	Wartsila OYJ Abp (Industrials)	430,372

		8,295,803

France – 8.4%
26,622	Air Liquide SA (Materials)	4,890,059
27,773	Airbus SE (Industrials)	4,786,068
80,587	AXA SA (Financials)	3,137,866
47,003	BNP Paribas SA (Financials)	3,561,626
32,714	Bollore SE (Communication Services)	198,011
9,089	Bouygues SA (Industrials)	312,313
7,475	Capgemini SE (Information Technology)	1,159,493
21,343	Cie de Saint-Gobain SA (Industrials)	2,146,868
31,858	Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	1,131,801
46,547	Credit Agricole SA (Financials)	775,026
29,796	Danone SA (Consumer Staples)	2,133,824
32,076	Dassault Systemes (Information Technology)	1,266,977
82,715	Engie SA (Utilities)	1,483,048
13,676	EssilorLuxottica SA (Health Care)	4,080,592
1,523	Hermes International SCA (Consumer Discretionary)	4,335,191
3,382	Kering (Consumer Discretionary)	953,535
11,906	Legrand SA (Industrials)	1,306,946
10,547	L’Oreal SA (Consumer Staples)	3,872,016
12,236	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	8,842,912

Shares	Description	Value

Common Stocks – (continued)

France – (continued)

88,836	Orange SA (Communication Services)	$1,066,637
9,165	Pernod Ricard SA (Consumer Staples)	984,138
10,808	Publicis Groupe SA (Communication Services)	1,073,451
16,602	Safran SA (Industrials)	4,318,249
1,311	Sartorius Stedim Biotech (Health Care)	271,325
33,767	Societe Generale SA (Financials)	1,380,301
4,105	Thales SA (Industrials)	818,192
105,591	TotalEnergies SE (Energy)	6,345,093
22,574	Vinci SA (Industrials)	2,608,291

		69,239,849

Germany – 8.5%
7,821	adidas AG (Consumer Discretionary)	2,002,552
18,249	Allianz SE (Financials)	6,268,754
42,243	BASF SE (Materials)	2,161,930
46,438	Bayer AG (Health Care)	1,096,792
13,934	Bayerische Motoren Werke AG (Consumer Discretionary)	1,215,826
4,565	Beiersdorf AG (Consumer Staples)	627,870
4,349	BioNTech SE ADR (Health Care)*	483,052
5,050	Continental AG (Consumer Discretionary)	363,123
23,551	Daimler Truck Holding AG (Industrials)	1,031,402
85,598	Deutsche Bank AG (Financials)	1,844,980
8,667	Deutsche Boerse AG (Financials)	2,264,238
45,864	Deutsche Post AG (Industrials)	1,797,760
152,769	Deutsche Telekom AG (Communication Services)	5,521,074
104,583	E.ON SE (Utilities)	1,338,370
9,298	Fresenius Medical Care AG (Health Care)	448,685
19,519	Fresenius SE & Co. KGaA (Health Care)*	780,729
2,852	Hannover Rueck SE (Financials)	760,207
294	Hapag-Lloyd AG (Industrials)(a)	45,130
6,142	Heidelberg Materials AG (Materials)	927,492
4,498	Henkel AG & Co. KGaA (Consumer Staples)	344,529
61,553	Infineon Technologies AG (Information Technology)	2,273,178
3,089	Knorr-Bremse AG (Industrials)	268,249
32,744	Mercedes-Benz Group AG (Consumer Discretionary)	2,035,394
6,123	Merck KGaA (Health Care)	866,356
2,512	MTU Aero Engines AG (Industrials)	872,569

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)

6,293	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Financials)	$3,577,346
2,052	Rheinmetall AG (Industrials)	2,147,953
35,161	RWE AG (Utilities)	1,108,725
48,435	SAP SE (Information Technology)	13,363,804
35,025	Siemens AG (Industrials)	8,057,435
27,003	Siemens Energy AG (Industrials)*	1,542,887
12,785	Siemens Healthineers AG (Health Care)(a)	714,815
6,297	Symrise AG (Materials)	636,028
2,829	Talanx AG (Financials)	257,880
1,324	Volkswagen AG (Consumer Discretionary)	147,473
33,020	Vonovia SE (Real Estate)	1,028,507

		70,223,094

Guatemala – 0.0%
4,792	Millicom International Cellular SA SDR, SDR (Communication Services)	125,077

Hong Kong – 1.9%
509,720	AIA Group Ltd. (Financials)	3,893,444
28,137	Cathay Pacific Airways Ltd. (Industrials)	37,123
88,602	CK Asset Holdings Ltd. (Real Estate)	385,102
28,353	CK Infrastructure Holdings Ltd. (Utilities)	194,513
89,979	CLP Holdings Ltd. (Utilities)	745,727
2,738	Futu Holdings Ltd. ADR (Financials)	298,962
81,241	Hang Lung Properties Ltd. (Real Estate)	68,114
33,651	Hang Seng Bank Ltd. (Financials)	471,672
61,465	Henderson Land Development Co. Ltd. (Real Estate)	167,959
105,651	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	73,364
168,606	HKT Trust & HKT Ltd. (Communication Services)	216,164
427,398	Hong Kong & China Gas Co. Ltd. (Utilities)	340,753
56,416	Hong Kong Exchanges & Clearing Ltd. (Financials)	2,539,137
48,247	Hongkong Land Holdings Ltd. (Real Estate)	218,077
9,215	Jardine Matheson Holdings Ltd. (Industrials)	367,586
119,048	Link REIT (Real Estate)	539,631
73,109	MTR Corp. Ltd. (Industrials)	238,792
63,684	Power Assets Holdings Ltd. (Utilities)	431,576

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)

125,564	Prudential PLC (Financials)	$1,150,049
457,856	Sino Biopharmaceutical Ltd. (Health Care)	189,584
157,297	Sino Land Co. Ltd. (Real Estate)	157,570
67,984	Sun Hung Kai Properties Ltd. (Real Estate)	636,435
19,118	Swire Pacific Ltd., Class A (Industrials)	158,692
35,694	Swire Pacific Ltd., Class B (Industrials)	49,388
49,132	Swire Properties Ltd. (Real Estate)	97,297
64,654	Techtronic Industries Co. Ltd. (Industrials)	901,240
354,558	WH Group Ltd. (Consumer Staples)(a)	289,063
72,281	Wharf Real Estate Investment Co. Ltd. (Real Estate)	188,685

		15,045,699

Ireland – 0.4%
8,855	AerCap Holdings NV (Industrials)	912,950
85,898	AIB Group PLC (Financials)	601,218
49,280	Bank of Ireland Group PLC (Financials)	581,189
6,964	Kerry Group PLC, Class A (Consumer Staples)	733,672
7,157	Kingspan Group PLC (Industrials)	588,392

		3,417,421

Israel – 1.0%
2,693	Airport City Ltd. (Real Estate)*	44,422
10,074	Amot Investments Ltd. (Real Estate)	54,729
1,705	Azrieli Group Ltd. (Real Estate)	130,675
63,480	Bank Hapoalim BM (Financials)	866,498
71,199	Bank Leumi Le-Israel BM (Financials)	945,745
93,472	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	154,836
733	Big Shopping Centers Ltd. (Real Estate)*	111,563
1,314	Camtek Ltd. (Information Technology)	102,241
3,370	Cellebrite DI Ltd. (Information Technology)*	62,547
4,027	Check Point Software Technologies Ltd. (Information Technology)*	886,987
433	Delek Group Ltd. (Energy)	72,521
1,153	Elbit Systems Ltd. (Industrials)	350,910
12,118	Energix-Renewable Energies Ltd. (Utilities)	38,928

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
5,411	Enlight Renewable Energy Ltd. (Utilities)*	$93,723
307	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	41,112
2,417	First International Bank Of Israel Ltd. (The) (Financials)	129,227
4,604	Global-e Online Ltd. (Consumer Discretionary)*	196,222
5,135	Harel Insurance Investments & Financial Services Ltd. (Financials)	85,875
32,561	ICL Group Ltd. (Materials)	198,159
171	Israel Corp. Ltd. (Materials)	51,249
57,775	Israel Discount Bank Ltd., Class A (Financials)	447,616
1,167	Melisron Ltd. (Real Estate)	103,516
843	Menora Mivtachim Holdings Ltd. (Financials)	40,012
27,351	Mivne Real Estate KD Ltd. (Real Estate)	82,238
7,028	Mizrahi Tefahot Bank Ltd. (Financials)	330,449
2,956	Nice Ltd. (Information Technology)*	429,532
1,325	Nova Ltd. (Information Technology)*	323,872
4,757	OPC Energy Ltd. (Utilities)*	43,319
10,858	Phoenix Financial Ltd. (Financials)	196,368
3,667	Plus500 Ltd. (Financials)	129,469
6,627	Shapir Engineering and Industry Ltd. (Industrials)*(b)	47,384
12,574	Shufersal Ltd. (Consumer Staples)	130,298
2,347	Strauss Group Ltd. (Consumer Staples)	52,601
52,982	Teva Pharmaceutical Industries Ltd. (Health Care)*	878,531
5,130	Tower Semiconductor Ltd. (Information Technology)*	217,400
2,559	Wix.com Ltd. (Information Technology)*	513,566
4,524	ZIM Integrated Shipping Services Ltd. (Industrials)(b)	91,475

		8,675,815

Italy – 2.9%
72,624	A2A SpA (Utilities)	165,333
6,115	Amplifon SpA (Health Care)	155,111
9,478	Banca Mediolanum SpA (Financials)	133,958
64,272	Banco BPM SpA (Financials)	643,029
27,031	Davide Campari-Milano NV (Consumer Staples)	160,971
361,594	Enel SpA (Utilities)	2,654,593
103,909	Eni SpA (Energy)	1,497,138
6,142	Ferrari NV (Consumer Discretionary)	2,874,457

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
28,486	FinecoBank Banca Fineco SpA (Financials)	$532,073
48,712	Generali (Financials)	1,607,964
14,534	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	146,317
739,738	Intesa Sanpaolo SpA (Financials)	3,641,229
18,692	Leonardo SpA (Industrials)	749,594
28,259	Mediobanca Banca di Credito Finanziario SpA (Financials)	504,028
10,155	Moncler SpA (Consumer Discretionary)	698,307
22,690	Nexi SpA (Financials)*(a)	119,404
17,820	Pirelli & C SpA (Consumer Discretionary)(a)	111,827
21,284	Poste Italiane SpA (Financials)(a)	343,652
23,916	PRADA SpA (Consumer Discretionary)	203,593
13,316	Prysmian SpA (Industrials)	789,927
4,553	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	257,117
22,084	Ryanair Holdings PLC ADR (Industrials)	1,071,736
95,634	Snam SpA (Utilities)	462,387
503,037	Telecom Italia SpA (Communication Services)*	141,619
281,527	Telecom Italia SpA-RSP (Communication Services)*	90,618
65,536	Terna - Rete Elettrica Nazionale (Utilities)	549,349
70,869	UniCredit SpA (Financials)	3,730,149

		24,035,480

Japan – 24.1%
4,272	ABC-Mart, Inc. (Consumer Discretionary)	81,573
17,728	Acom Co. Ltd. (Financials)	45,692
34,799	Advantest Corp. (Information Technology)	1,874,174
37,131	Aeon Co. Ltd. (Consumer Staples)(b)	907,732
4,224	Aeon Mall Co. Ltd. (Real Estate)(b)	56,985
9,512	AGC, Inc. (Industrials)	283,665
9,441	Air Water, Inc. (Materials)	116,716
23,765	Aisin Corp. (Consumer Discretionary)	278,897
23,740	Ajinomoto Co., Inc. (Consumer Staples)	946,008
8,758	Alfresa Holdings Corp. (Health Care)	115,886
14,345	Amada Co. Ltd. (Industrials)	136,363
20,859	ANA Holdings, Inc. (Industrials)(b)	394,493
70,326	Asahi Group Holdings Ltd. (Consumer Staples)	869,421

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
9,965	Asahi Intecc Co. Ltd. (Health Care)	$161,482
63,400	Asahi Kasei Corp. (Materials)	429,763
29,895	Asics Corp. (Consumer Discretionary)	661,402
84,725	Astellas Pharma, Inc. (Health Care)	817,480
24,389	Azbil Corp. (Information Technology)	184,582
27,067	Bandai Namco Holdings, Inc. (Consumer Discretionary)	898,072
6,036	BayCurrent Consulting, Inc. (Industrials)	254,906
25,984	Bridgestone Corp. (Consumer Discretionary)	1,006,633
11,738	Brother Industries Ltd. (Information Technology)	224,369
3,631	Calbee, Inc. (Consumer Staples)	68,623
42,568	Canon, Inc. (Information Technology)	1,430,185
15,624	Capcom Co. Ltd. (Communication Services)	383,718
44,154	Central Japan Railway Co. (Industrials)	868,020
34,139	Chiba Bank Ltd. (The) (Financials)	306,514
33,798	Chubu Electric Power Co., Inc. (Utilities)	355,822
30,338	Chugai Pharmaceutical Co. Ltd. (Health Care)	1,507,287
6,546	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	106,968
52,361	Concordia Financial Group Ltd. (Financials)	303,336
1,758	Cosmos Pharmaceutical Corp. (Consumer Staples)	82,163
19,296	CyberAgent, Inc. (Communication Services)	142,644
20,303	Dai Nippon Printing Co. Ltd. (Industrials)	293,305
15,969	Daifuku Co. Ltd. (Industrials)	412,643
43,737	Dai-ichi Life Holdings, Inc. (Financials)	1,281,389
90,180	Daiichi Sankyo Co. Ltd. (Health Care)	2,062,779
12,893	Daikin Industries Ltd. (Industrials)	1,343,244
2,803	Daito Trust Construction Co. Ltd. (Real Estate)	290,633
29,410	Daiwa House Industry Co. Ltd. (Real Estate)	963,322
109	Daiwa House REIT Investment Corp. REIT (Real Estate)	179,093
66,811	Daiwa Securities Group, Inc. (Financials)	463,968
78,185	Denso Corp. (Consumer Discretionary)	1,003,935

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
9,291	Dentsu Group, Inc. (Communication Services)	$191,437
4,245	Disco Corp. (Information Technology)	1,058,327
51,910	East Japan Railway Co. (Industrials)	1,022,389
21,581	Ebara Corp. (Industrials)	354,301
13,201	Eisai Co. Ltd. (Health Care)	377,472
7,849	Electric Power Development Co. Ltd. (Utilities)	134,328
129,902	ENEOS Holdings, Inc. (Energy)	688,667
44,420	FANUC Corp. (Industrials)	1,270,153
8,270	Fast Retailing Co. Ltd. (Consumer Discretionary)	2,495,351
6,356	Fuji Electric Co. Ltd. (Industrials)	278,374
43,498	FUJIFILM Holdings Corp. (Information Technology)	874,030
11,452	Fujikura Ltd. (Industrials)	466,607
85,454	Fujitsu Ltd. (Information Technology)	1,632,583
8,548	Fukuoka Financial Group, Inc. (Financials)	222,584
232	GLP J REIT (Real Estate)	197,214
2,055	GMO Payment Gateway, Inc. (Financials)	102,017
10,212	Hakuhodo DY Holdings, Inc. (Communication Services)	72,171
13,032	Hamamatsu Photonics KK (Information Technology)	134,735
11,026	Hankyu Hanshin Holdings, Inc. (Industrials)	287,403
11,888	Haseko Corp. (Consumer Discretionary)	155,843
889	Hikari Tsushin, Inc. (Industrials)	223,703
1,374	Hirose Electric Co. Ltd. (Information Technology)	158,740
4,821	Hitachi Construction Machinery Co. Ltd. (Industrials)	124,224
208,625	Hitachi Ltd. (Industrials)	5,191,571
218,573	Honda Motor Co. Ltd. (Consumer Discretionary)	2,020,453
5,056	Hoshizaki Corp. (Industrials)	202,448
16,078	Hoya Corp. (Health Care)	1,866,582
26,598	Hulic Co. Ltd. (Real Estate)	247,456
5,812	Ibiden Co. Ltd. (Information Technology)	156,470
45,282	Idemitsu Kosan Co. Ltd. (Energy)	304,544
6,831	IHI Corp. (Industrials)	395,776
7,467	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	111,265
40,053	Inpex Corp. (Energy)	506,726
15,824	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	237,945
27,247	Isuzu Motors Ltd. (Consumer Discretionary)	356,646
58,514	ITOCHU Corp. (Industrials)	2,589,534

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
11,632	J Front Retailing Co. Ltd. (Consumer Discretionary)	$150,364
20,063	Japan Airlines Co. Ltd. (Industrials)(b)	343,692
49,353	Japan Exchange Group, Inc. (Financials)	516,635
320	Japan Metropolitan Fund Invest REIT (Real Estate)	196,211
17,985	Japan Post Bank Co. Ltd. (Financials)	179,916
92,964	Japan Post Holdings Co. Ltd. (Financials)	984,267
8,521	Japan Post Insurance Co. Ltd. (Financials)	164,602
330	Japan Real Estate Investment Corp. REIT (Real Estate)	236,504
52,372	Japan Tobacco, Inc. (Consumer Staples)	1,303,262
27,966	JFE Holdings, Inc. (Materials)	347,592
20,651	Kajima Corp. (Industrials)	426,738
44,724	Kansai Electric Power Co., Inc. (The) (Utilities)	514,180
7,276	Kansai Paint Co. Ltd. (Materials)	103,157
21,477	Kao Corp. (Consumer Staples)	922,957
7,304	Kawasaki Heavy Industries Ltd. (Industrials)	363,031
19,393	Kawasaki Kisen Kaisha Ltd. (Industrials)(b)	280,674
70,948	KDDI Corp. (Communication Services)	2,304,121
5,126	Keio Corp. (Industrials)	131,301
22,116	Keisei Electric Railway Co. Ltd. (Industrials)	210,380
4,810	Kewpie Corp. (Consumer Staples)	90,378
8,691	Keyence Corp. (Information Technology)	3,426,340
35,905	Kikkoman Corp. (Consumer Staples)	346,315
8,830	Kintetsu Group Holdings Co. Ltd. (Industrials)	197,934
38,094	Kirin Holdings Co. Ltd. (Consumer Staples)	512,276
2,370	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	86,499
6,604	Kobe Bussan Co. Ltd. (Consumer Staples)	146,152
5,273	Koei Tecmo Holdings Co. Ltd. (Communication Services)	70,735
9,670	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	121,697
6,597	Kokusai Electric Corp. (Information Technology)	133,389
42,366	Komatsu Ltd. (Industrials)	1,255,560
4,474	Konami Group Corp. (Communication Services)	543,162
1,562	Kose Corp. (Consumer Staples)	65,602

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
44,553	Kubota Corp. (Industrials)	$547,101
15,151	Kuraray Co. Ltd. (Materials)	188,665
5,246	Kurita Water Industries Ltd. (Industrials)	167,307
63,117	Kyocera Corp. (Information Technology)	694,855
11,622	Kyowa Kirin Co. Ltd. (Health Care)	163,461
21,568	Kyushu Electric Power Co., Inc. (Utilities)	188,565
6,549	Kyushu Railway Co. (Industrials)	156,712
3,754	Lasertec Corp. (Information Technology)	333,063
12,996	Lixil Corp. (Industrials)(b)	147,083
122,075	LY Corp. (Communication Services)	410,143
19,096	M3, Inc. (Health Care)	223,280
11,382	Makita Corp. (Industrials)	369,191
79,221	Marubeni Corp. (Industrials)	1,234,091
8,303	Marui Group Co. Ltd. (Financials)	142,731
16,589	MatsukiyoCocokara & Co. (Consumer Staples)	251,320
26,862	Mazda Motor Corp. (Consumer Discretionary)	179,680
3,979	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	150,241
44,005	Mebuki Financial Group, Inc. (Financials)	184,786
8,574	Medipal Holdings Corp. (Health Care)	124,831
11,615	MEIJI Holdings Co. Ltd. (Consumer Staples)	237,395
18,093	MINEBEA MITSUMI, Inc. (Industrials)	276,267
13,289	MISUMI Group, Inc. (Industrials)	213,980
66,520	Mitsubishi Chemical Group Corp. (Materials)	336,010
158,536	Mitsubishi Corp. (Industrials)	2,626,399
91,261	Mitsubishi Electric Corp. (Industrials)	1,397,121
54,162	Mitsubishi Estate Co. Ltd. (Real Estate)	790,173
8,460	Mitsubishi Gas Chemical Co., Inc. (Materials)	128,673
38,871	Mitsubishi HC Capital, Inc. (Financials)	260,524
152,766	Mitsubishi Heavy Industries Ltd. (Industrials)	2,014,307
30,269	Mitsubishi Motors Corp. (Consumer Discretionary)(b)	83,720
549,065	Mitsubishi UFJ Financial Group, Inc. (Financials)	6,933,679
133,433	Mitsui & Co. Ltd. (Industrials)	2,474,835
8,302	Mitsui Chemicals, Inc. (Materials)	184,721

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
128,838	Mitsui Fudosan Co. Ltd. (Real Estate)	$1,111,446
16,862	Mitsui OSK Lines Ltd. (Industrials)(b)	620,121
119,238	Mizuho Financial Group, Inc. (Financials)	3,305,067
11,522	MonotaRO Co. Ltd. (Industrials)	193,097
60,499	MS&AD Insurance Group Holdings, Inc. (Financials)	1,256,590
84,926	Murata Manufacturing Co. Ltd. (Information Technology)	1,437,365
12,045	NEC Corp. (Information Technology)	1,156,183
20,804	Nexon Co. Ltd. (Communication Services)	279,352
11,098	NGK Insulators Ltd. (Industrials)	137,533
4,527	NH Foods Ltd. (Consumer Staples)	136,445
5,923	Nichirei Corp. (Consumer Staples)	135,915
45,531	NIDEC Corp. (Industrials)	811,095
12,497	Nikon Corp. (Consumer Discretionary)	129,577
54,142	Nintendo Co. Ltd. (Communication Services)	4,009,587
381	Nippon Building Fund, Inc. REIT (Real Estate)	314,519
11,554	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	203,946
41,518	Nippon Paint Holdings Co. Ltd. (Materials)	306,781
105	Nippon Prologis REIT, Inc. REIT (Real Estate)	172,660
8,718	Nippon Sanso Holdings Corp. (Materials)	263,747
47,396	Nippon Steel Corp. (Materials)(b)	1,047,024
2,523,678	Nippon Telegraph & Telephone Corp. (Communication Services)	2,435,003
7,556	Nippon Television Holdings, Inc. (Communication Services)	140,169
21,516	Nippon Yusen KK (Industrials)	752,300
6,093	Nissan Chemical Corp. (Materials)	174,629
104,256	Nissan Motor Co. Ltd. (Consumer Discretionary)	297,558
11,936	Nisshin Seifun Group, Inc. (Consumer Staples)	133,502
8,513	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	171,282
7,428	Niterra Co. Ltd. (Consumer Discretionary)	216,489
3,912	Nitori Holdings Co. Ltd. (Consumer Discretionary)	402,765
33,611	Nitto Denko Corp. (Materials)	653,061

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
143,032	Nomura Holdings, Inc. (Financials)	$918,776
4,817	Nomura Real Estate Holdings, Inc. (Real Estate)	136,619
196	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	182,350
18,891	Nomura Research Institute Ltd. (Information Technology)	623,913
28,972	NTT Data Group Corp. (Information Technology)	533,895
32,278	Obayashi Corp. (Industrials)	433,315
1,337	OBIC Business Consultants Co. Ltd. (Information Technology)	63,916
15,231	Obic Co. Ltd. (Information Technology)	435,518
14,824	Odakyu Electric Railway Co. Ltd. (Industrials)	146,032
43,349	Oji Holdings Corp. (Materials)	178,292
55,339	Olympus Corp. (Health Care)	751,710
8,746	Omron Corp. (Information Technology)	261,576
19,022	Ono Pharmaceutical Co. Ltd. (Health Care)	204,869
3,499	Open House Group Co. Ltd. (Consumer Discretionary)	127,473
1,554	Oracle Corp. Japan (Information Technology)	147,001
52,023	Oriental Land Co. Ltd. (Consumer Discretionary)	1,065,350
53,664	ORIX Corp. (Financials)	1,099,668
131	Orix JREIT, Inc. REIT (Real Estate)	148,043
19,176	Osaka Gas Co. Ltd. (Utilities)	439,523
10,251	Otsuka Corp. (Information Technology)	223,189
20,653	Otsuka Holdings Co. Ltd. (Health Care)	1,003,903
17,830	Pan Pacific International Holdings Corp. (Consumer Discretionary)	470,671
105,425	Panasonic Holdings Corp. (Consumer Discretionary)	1,303,689
85,956	Persol Holdings Co. Ltd. (Industrials)	133,701
66,286	Rakuten Group, Inc. (Consumer Discretionary)*	404,987
71,898	Recruit Holdings Co. Ltd. (Industrials)	4,198,563
77,342	Renesas Electronics Corp. (Information Technology)	1,264,868
104,113	Resona Holdings, Inc. (Financials)	804,191
8,264	Resonac Holdings Corp. (Materials)	190,018
26,425	Ricoh Co. Ltd. (Information Technology)	284,863
5,085	Rinnai Corp. (Consumer Discretionary)	115,673

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
16,406	Rohm Co. Ltd. (Information Technology)	$162,106
9,189	Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	132,352
12,018	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	315,254
7,630	Sanrio Co. Ltd. (Consumer Discretionary)	320,298
15,972	Santen Pharmaceutical Co. Ltd. (Health Care)	147,590
9,080	Sanwa Holdings Corp. (Industrials)	293,076
12,886	SBI Holdings, Inc. (Financials)	370,431
4,355	SCREEN Holdings Co. Ltd. (Information Technology)	308,357
6,688	SCSK Corp. (Information Technology)	165,896
19,794	Secom Co. Ltd. (Industrials)	676,066
7,221	Sega Sammy Holdings, Inc. (Consumer Discretionary)	138,291
10,417	Seibu Holdings, Inc. (Industrials)	218,301
12,844	Seiko Epson Corp. (Information Technology)	215,807
17,609	Sekisui Chemical Co. Ltd. (Industrials)	298,498
28,360	Sekisui House Ltd. (Consumer Discretionary)	637,980
108,112	Seven & i Holdings Co. Ltd. (Consumer Staples)	1,538,154
21,137	SG Holdings Co. Ltd. (Industrials)	214,954
12,943	Sharp Corp. (Consumer Discretionary)*	84,437
12,794	Shimadzu Corp. (Information Technology)	336,204
2,210	Shimamura Co. Ltd. (Consumer Discretionary)	125,990
3,757	Shimano, Inc. (Consumer Discretionary)	508,969
25,311	Shimizu Corp. (Industrials)	231,535
90,825	Shin-Etsu Chemical Co. Ltd. (Materials)	2,707,362
2,878	Shinko Electric Industries Co. Ltd. (Information Technology)*	112,717
35,985	Shionogi & Co. Ltd. (Health Care)	535,614
18,272	Shiseido Co. Ltd. (Consumer Staples)	329,319
21,449	Shizuoka Financial Group, Inc. (Financials)	216,347
2,638	SMC Corp. (Industrials)	945,300
1,321,653	SoftBank Corp. (Communication Services)	1,874,231
46,614	SoftBank Group Corp. (Communication Services)	2,559,060
16,532	Sohgo Security Services Co. Ltd. (Industrials)	117,988

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
10,435	Sojitz Corp. (Industrials)	$227,473
42,911	Sompo Holdings, Inc. (Financials)	1,260,036
284,332	Sony Group Corp. (Consumer Discretionary)	7,054,762
4,111	Square Enix Holdings Co. Ltd. (Communication Services)	193,444
6,962	Stanley Electric Co. Ltd. (Consumer Discretionary)	111,918
26,858	Subaru Corp. (Consumer Discretionary)	490,750
4,774	Sugi Holdings Co. Ltd. (Consumer Staples)	85,583
15,903	SUMCO Corp. (Information Technology)	119,883
66,839	Sumitomo Chemical Co. Ltd. (Materials)	156,436
55,673	Sumitomo Corp. (Industrials)	1,239,107
34,053	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	591,710
7,755	Sumitomo Forestry Co. Ltd. (Consumer Discretionary)	234,510
5,353	Sumitomo Heavy Industries Ltd. (Industrials)	107,810
11,971	Sumitomo Metal Mining Co. Ltd. (Materials)	260,400
183,931	Sumitomo Mitsui Financial Group, Inc. (Financials)	4,628,331
31,535	Sumitomo Mitsui Trust Group, Inc. (Financials)	800,434
19,858	Sumitomo Realty & Development Co. Ltd. (Real Estate)	686,026
8,175	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	94,149
3,162	Sundrug Co. Ltd. (Consumer Staples)	86,554
5,841	Suntory Beverage & Food Ltd. (Consumer Staples)	186,476
75,289	Suzuki Motor Corp. (Consumer Discretionary)	909,793
22,218	Sysmex Corp. (Health Care)	399,112
25,219	T&D Holdings, Inc. (Financials)	524,646
7,789	Taisei Corp. (Industrials)	349,199
72,502	Takeda Pharmaceutical Co. Ltd. (Health Care)	2,085,163
6,283	TBS Holdings, Inc. (Communication Services)	170,151
89,990	TDK Corp. (Information Technology)	947,106
68,123	Terumo Corp. (Health Care)	1,203,833
11,003	TIS, Inc. (Information Technology)	304,473
9,748	Tobu Railway Co. Ltd. (Industrials)	167,992
2,172	Toei Animation Co. Ltd. (Communication Services)	47,492

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
5,036	Toho Co. Ltd. (Communication Services)	$236,803
21,549	Tohoku Electric Power Co., Inc. (Utilities)	153,293
88,810	Tokio Marine Holdings, Inc. (Financials)	3,121,713
7,699	Tokyo Century Corp. (Financials)	75,460
69,603	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	176,900
21,309	Tokyo Electron Ltd. (Information Technology)	3,128,582
16,019	Tokyo Gas Co. Ltd. (Utilities)	503,228
13,700	Tokyo Metro Co. Ltd. (Industrials)*	160,642
25,721	Tokyu Corp. (Industrials)	295,878
27,736	Tokyu Fudosan Holdings Corp. (Real Estate)	179,434
12,609	TOPPAN Holdings, Inc. (Industrials)	369,999
70,624	Toray Industries, Inc. (Materials)	466,781
13,993	Tosoh Corp. (Materials)	189,984
7,130	TOTO Ltd. (Industrials)	185,329
4,259	Toyo Suisan Kaisha Ltd. (Consumer Staples)	251,253
7,758	Toyota Industries Corp. (Industrials)	665,913
529,661	Toyota Motor Corp. (Consumer Discretionary)	9,451,265
32,639	Toyota Tsusho Corp. (Industrials)	540,392
6,182	Trend Micro, Inc. (Information Technology)	450,846
1,744	Tsuruha Holdings, Inc. (Consumer Staples)	106,194
57,870	Unicharm Corp. (Consumer Staples)	433,751
144	United Urban Investment Corp. REIT (Real Estate)	141,807
18,491	USS Co. Ltd. (Consumer Discretionary)	168,228
22,188	West Japan Railway Co. (Industrials)	438,474
12,399	Yakult Honsha Co. Ltd. (Consumer Staples)	248,976
30,307	Yamada Holdings Co. Ltd. (Consumer Discretionary)	86,680
18,158	Yamaha Corp. (Consumer Discretionary)	132,966
42,834	Yamaha Motor Co. Ltd. (Consumer Discretionary)	349,619
12,879	Yamato Holdings Co. Ltd. (Industrials)	163,535
6,188	Yamazaki Baking Co. Ltd. (Consumer Staples)	111,117
11,419	Yaskawa Electric Corp. (Industrials)	305,603

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
11,178	Yokogawa Electric Corp. (Information Technology)	$211,514
6,122	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	135,688
4,391	Zensho Holdings Co. Ltd. (Consumer Discretionary)	221,014
6,321	ZOZO, Inc. (Consumer Discretionary)	196,515

		199,116,062

Jordan – 0.0%
7,361	Hikma Pharmaceuticals PLC (Health Care)	200,202

Luxembourg – 0.2%
21,409	ArcelorMittal (Materials)	610,962
30,576	CVC Capital Partners PLC (Financials)*(a)	697,353
19,947	Zabka Group SA (Consumer Staples)*	113,849

		1,422,164

Macau – 0.0%
86,824	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	356,161
113,256	Sands China Ltd. (Consumer Discretionary)*	259,237

		615,398

Mexico – 0.0%
8,606	Fresnillo PLC (Materials)	80,459

Netherlands – 3.5%
1,441	Adyen NV (Financials)*(a)	2,609,433
2,800	Argenx SE ADR (Health Care)*	1,749,076
2,175	ASM International NV (Information Technology)	1,160,859
18,217	ASML Holding NV (Information Technology)	12,856,545
4,399	EXOR NV (Financials)	428,216
5,182	Heineken Holding NV (Consumer Staples)	380,753
13,583	Heineken NV (Consumer Staples)	1,147,058
146,350	ING Groep NV (Financials)	2,609,387
43,921	Koninklijke Ahold Delhaize NV (Consumer Staples)	1,551,677
157,054	Koninklijke KPN NV (Communication Services)	601,077
37,441	Koninklijke Philips NV (Health Care)*	976,581
36,471	Universal Music Group NV (Communication Services)	1,018,417
11,156	Wolters Kluwer NV (Industrials)	1,712,491

		28,801,570

New Zealand – 0.3%
31,541	a2 Milk Co. Ltd. (The) (Consumer Staples)*(b)	156,238

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

New Zealand – (continued)
70,485	Auckland International Airport Ltd. (Industrials)	$323,080
36,201	Contact Energy Ltd. (Utilities)	187,638
25,607	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	489,010
42,817	Infratil Ltd. (Financials)	261,279
3,862	Mainfreight Ltd. (Industrials)	150,987
30,452	Mercury NZ Ltd. (Utilities)	101,018
59,067	Meridian Energy Ltd. (Utilities)	195,279
85,308	Spark New Zealand Ltd. (Communication Services)	108,511
5,932	Xero Ltd. (Information Technology)*	629,791

		2,602,831

Norway – 0.7%
1,026	Aker ASA, Class A (Industrials)	55,299
14,318	Aker BP ASA (Energy)	296,076
34,428	AutoStore Holdings Ltd. (Industrials)*(a)	32,274
38,854	DNB Bank ASA (Financials)	895,023
41,056	Equinor ASA (Energy)	939,904
6,672	Frontline PLC (Energy)	107,437
8,458	Gjensidige Forsikring ASA (Financials)	173,621
3,910	Kongsberg Gruppen ASA (Industrials)	474,688
12,535	Leroy Seafood Group ASA (Consumer Staples)	59,199
20,667	Mowi ASA (Consumer Staples)	384,904
7,816	Nordic Semiconductor ASA (Information Technology)*	95,549
61,025	Norsk Hydro ASA (Materials)	359,414
4,181	Opera Ltd. ADR (Information Technology)	78,017
37,130	Orkla ASA (Consumer Staples)	358,966
3,021	Salmar ASA (Consumer Staples)	149,660
3,207	Schibsted ASA, Class A (Communication Services)	89,677
4,459	Schibsted ASA, Class B (Communication Services)	119,769
9,764	SpareBank 1 Sor-Norge ASA (Financials)	138,078
19,242	Storebrand ASA (Financials)	209,645
28,409	Telenor ASA (Communication Services)	368,393
10,892	TOMRA Systems ASA (Industrials)	163,038
36,067	Var Energi ASA (Energy)	101,688
4,740	Wallenius Wilhelmsen ASA (Industrials)	36,256

		5,686,575

Poland – 0.5%
29,632	Allegro.eu SA (Consumer Discretionary)*(a)	207,625
8,238	Bank Pekao SA (Financials)	350,580
590	Budimex SA (Industrials)	80,273

Shares	Description	Value

Common Stocks – (continued)

Poland – (continued)
2,179	CCC SA (Consumer Discretionary)*	$102,985
3,232	CD Projekt SA (Communication Services)	179,290
2,239	Dino Polska SA (Consumer Staples)*(a)	277,780
11,289	InPost SA (Industrials)*	194,776
6,368	KGHM Polska Miedz SA (Materials)	206,358
56	LPP SA (Consumer Discretionary)	255,979
604	mBank SA (Financials)*	111,918
27,161	ORLEN SA (Energy)	426,314
41,035	PGE Polska Grupa Energetyczna SA (Utilities)*	73,180
40,060	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	692,955
26,545	Powszechny Zaklad Ubezpieczen SA (Financials)	358,301
1,555	Santander Bank Polska SA (Financials)	202,652

		3,720,966

Portugal – 0.2%
342,075	Banco Comercial Portugues SA, Class R (Financials)	190,900
130,978	EDP SA (Utilities)	423,635
19,794	Galp Energia SGPS SA (Energy)	327,211
12,837	Jeronimo Martins SGPS SA (Consumer Staples)	277,156
9,965	Navigator Co. SA (The) (Materials)	33,765

		1,252,667

Russia – –%
12,172	Evraz PLC (Materials)*(c)	—

Singapore – 1.8%
165,789	CapitaLand Ascendas REIT REIT (Real Estate)	315,894
237,879	CapitaLand Integrated Commercial Trust REIT (Real Estate)	347,436
112,108	CapitaLand Investment Ltd. (Real Estate)	212,779
20,605	City Developments Ltd. (Real Estate)	78,216
94,686	DBS Group Holdings Ltd. (Financials)	3,222,188
264,814	Genting Singapore Ltd. (Consumer Discretionary)	143,323
109,537	Grab Holdings Ltd., Class A (Industrials)*	531,254
12,172	Hafnia Ltd. (Energy)	52,050
3,377	Jardine Cycle & Carriage Ltd. (Industrials)	66,749
64,772	Keppel Ltd. (Industrials)	329,430

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
95,948	Mapletree Industrial Trust REIT (Real Estate)	$140,849
153,772	Mapletree Logistics Trust REIT (Real Estate)	140,228
107,195	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	93,780
151,778	Oversea-Chinese Banking Corp. Ltd. (Financials)	1,936,610
40,573	SATS Ltd. (Industrials)	91,446
17,517	Sea Ltd. ADR (Communication Services)*	2,229,389
150,724	Seatrium Ltd. (Industrials)*	235,786
41,864	Sembcorp Industries Ltd. (Utilities)	189,021
61,836	Singapore Airlines Ltd. (Industrials)(b)	312,206
38,184	Singapore Exchange Ltd. (Financials)	380,764
70,907	Singapore Technologies Engineering Ltd. (Industrials)	284,406
339,001	Singapore Telecommunications Ltd. (Communication Services)	854,540
30,873	STMicroelectronics NV (Information Technology)	761,921
63,159	United Overseas Bank Ltd. (Financials)	1,788,756
24,528	UOL Group Ltd. (Real Estate)	98,199
12,616	Venture Corp. Ltd. (Information Technology)	117,854

		14,955,074

South Africa – 0.2%
58,025	Anglo American PLC (Materials)	1,706,734

Spain – 2.7%
8,155	ACS Actividades de Construccion y Servicios SA (Industrials)	440,175
3,486	Aena SME SA (Industrials)(a)	778,745
21,228	Amadeus IT Group SA (Consumer Discretionary)	1,605,449
268,516	Banco Bilbao Vizcaya Argentaria SA (Financials)	3,581,468
705,700	Banco Santander SA (Financials)(b)	4,566,502
167,984	CaixaBank SA (Financials)	1,168,417
27,010	Cellnex Telecom SA (Communication Services)*(a)	967,434
13,772	EDP Renovaveis SA (Utilities)	122,962
14,765	Endesa SA (Utilities)	329,071
274,123	Iberdrola SA (Utilities)(b)	3,976,978
52,024	Industria de Diseno Textil SA (Consumer Discretionary)	2,813,459
4,975	Naturgy Energy Group SA (Utilities)(b)	129,350
18,849	Redeia Corp. SA (Utilities)	338,739
56,697	Repsol SA (Energy)	725,858

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
241,251	Telefonica SA (Communication Services)	$1,079,126

		22,623,733

Sweden – 3.5%
8,195	AAK AB (Consumer Staples)	229,626
11,152	AddTech AB, Class B (Industrials)	336,167
13,175	Alfa Laval AB (Industrials)	570,073
6,327	Asmodee Group AB, Class B (Consumer Discretionary)*	58,613
45,891	Assa Abloy AB, Class B (Industrials)	1,407,710
119,645	Atlas Copco AB, Class A (Industrials)	2,036,788
71,371	Atlas Copco AB, Class B (Industrials)	1,063,408
5,529	Avanza Bank Holding AB (Financials)(b)	165,843
5,062	Axfood AB (Consumer Staples)	107,558
19,379	Beijer Ref AB (Industrials)	289,735
12,551	Boliden AB (Materials)	439,602
18,970	Castellum AB (Real Estate)*	211,964
6,327	Embracer Group AB (Communication Services)*	71,079
28,997	Epiroc AB, Class A (Industrials)	566,159
17,600	Epiroc AB, Class B (Industrials)	301,009
23,600	EQT AB (Financials)	732,725
28,586	Essity AB, Class B (Consumer Staples)	789,536
8,481	Evolution AB (Consumer Discretionary)(a)	650,191
30,687	Fastighets AB Balder, Class B (Real Estate)*	217,937
10,157	Getinge AB, Class B (Health Care)	201,530
26,133	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(b)	350,912
91,537	Hexagon AB, Class B (Information Technology)	1,044,117
4,232	Holmen AB, Class B (Materials)	166,913
17,918	Husqvarna AB, Class B (Industrials)	91,801
5,557	Industrivarden AB, Class A (Financials)	210,165
6,033	Industrivarden AB, Class C (Financials)	227,999
12,473	Indutrade AB (Industrials)	355,306
6,280	Investment AB Latour, Class B (Industrials)	170,351
22,763	Investor AB, Class A (Financials)	677,265
85,726	Investor AB, Class B (Financials)	2,553,389
2,103	L E Lundbergforetagen AB, Class B (Financials)	105,002
10,506	Lifco AB, Class B (Industrials)	359,755

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
68,887	Nibe Industrier AB, Class B (Industrials)	$258,220
14,343	Saab AB, Class B (Industrials)	426,946
10,075	Sagax AB, Class B (Real Estate)	210,414
49,665	Sandvik AB (Industrials)	1,076,566
23,458	Securitas AB, Class B (Industrials)	340,668
75,245	Skandinaviska Enskilda Banken AB, Class A (Financials)	1,210,147
15,471	Skanska AB, Class B (Industrials)	367,208
17,407	SKF AB, Class B (Industrials)	375,864
10,286	SSAB AB, Class A (Materials)	62,185
27,312	SSAB AB, Class B (Materials)	164,303
27,878	Svenska Cellulosa AB SCA, Class B (Materials)	382,783
66,325	Svenska Handelsbanken AB, Class A (Financials)	833,148
1,653	Svenska Handelsbanken AB, Class B (Financials)(b)	30,611
8,447	Sweco AB, Class B (Industrials)	145,411
47,284	Swedbank AB, Class A (Financials)	1,137,712
10,854	Swedish Orphan Biovitrum AB (Health Care)*	319,096
25,801	Tele2 AB, Class B (Communication Services)	306,677
138,105	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	1,134,161
105,267	Telia Co. AB (Communication Services)	343,205
4,933	Thule Group AB (Consumer Discretionary)(a)	159,178
9,772	Trelleborg AB, Class B (Industrials)	380,135
8,874	Volvo AB, Class A (Industrials)	274,277
70,543	Volvo AB, Class B (Industrials)	2,188,225
22,045	Volvo Car AB, Class B (Consumer Discretionary)*(b)	46,615

		28,933,983

Switzerland – 4.1%
75,627	ABB Ltd. (Industrials)	4,049,366
46	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	580,704
24,833	Cie Financiere Richemont SA (Consumer Discretionary)	5,050,546
12,417	DSM-Firmenich AG (Materials)	1,330,110
3,993	Galderma Group AG (Health Care)*	486,551
1,567	Geberit AG (Industrials)	917,709
434	Givaudan SA (Materials)	1,951,978
2,430	Kuehne + Nagel International AG (Industrials)	559,122
3,316	Lonza Group AG (Health Care)	2,089,751
1,018	Partners Group Holding AG (Financials)	1,492,728

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
932	Schindler Holding AG (Industrials)	$273,738
1,927	Schindler Holding AG Participation Certificates (Industrials)	588,619
7,128	SGS SA (Industrials)	731,563
7,217	Sika AG (Materials)	1,829,346
5,053	Straumann Holding AG (Health Care)	683,534
1,308	Swatch Group AG (The) – Bearer (Consumer Discretionary)	253,699
2,454	Swatch Group AG (The) – Registered (Consumer Discretionary)	93,019
1,353	Swiss Life Holding AG (Financials)	1,176,874
1,202	Swisscom AG (Communication Services)	684,098
151,736	UBS Group AG (Financials)	5,196,611
6,829	Zurich Insurance Group AG (Financials)	4,492,873

		34,512,539

United Kingdom – 11.3%
45,376	3i Group PLC (Financials)	2,260,841
11,063	Admiral Group PLC (Financials)	400,487
20,668	Ashtead Group PLC (Industrials)	1,250,459
14,295	Associated British Foods PLC (Consumer Staples)	341,092
70,875	AstraZeneca PLC (Health Care)	10,680,521
42,566	Auto Trader Group PLC (Communication Services)(a)	415,698
127,781	Aviva PLC (Financials)	875,915
43,512	B&M European Value Retail SA (Consumer Discretionary)	152,147
142,861	BAE Systems PLC (Industrials)	2,530,062
681,305	Barclays PLC (Financials)	2,670,536
63,915	Barratt Redrow PLC (Consumer Discretionary)	343,402
4,714	Berkeley Group Holdings PLC (Consumer Discretionary)	213,683
93,593	British American Tobacco PLC (Consumer Staples)	3,637,959
284,952	BT Group PLC (Communication Services)	573,359
15,939	Bunzl PLC (Industrials)	675,944
240,227	Centrica PLC (Utilities)	452,211
125,902	CK Hutchison Holdings Ltd. (Industrials)	628,984
9,629	Coca-Cola Europacific Partners PLC (Consumer Staples)	830,598
80,130	Compass Group PLC (Consumer Discretionary)	2,797,839
77,025	ConvaTec Group PLC (Health Care)(a)	251,582

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
6,142	Croda International PLC (Materials)	$255,522
4,619	DCC PLC (Industrials)	311,739
105,174	Diageo PLC (Consumer Staples)	2,864,460
29,812	Entain PLC (Consumer Discretionary)	280,257
17,614	Halma PLC (Information Technology)	621,003
16,508	Hargreaves Lansdown PLC (Financials)	229,582
847,102	HSBC Holdings PLC (Financials)	9,958,050
37,127	Imperial Brands PLC (Consumer Staples)	1,306,620
63,417	Informa PLC (Communication Services)	685,925
7,000	InterContinental Hotels Group PLC (Consumer Discretionary)	875,060
13,498	Intermediate Capital Group PLC (Financials)	387,849
86,431	International Consolidated Airlines Group SA ADR (Industrials)	758,000
7,512	Intertek Group PLC (Industrials)	485,706
82,020	J Sainsbury PLC (Consumer Staples)	267,071
116,639	JD Sports Fashion PLC (Consumer Discretionary)	114,644
88,559	Kingfisher PLC (Consumer Discretionary)	275,093
35,326	Land Securities Group PLC REIT (Real Estate)	251,094
281,709	Legal & General Group PLC (Financials)	867,986
2,852,134	Lloyds Banking Group PLC (Financials)	2,620,907
19,614	London Stock Exchange Group PLC (Financials)	2,925,358
112,926	M&G PLC (Financials)	300,876
95,443	Marks & Spencer Group PLC (Consumer Staples)	426,389
62,466	Melrose Industries PLC (Industrials)	504,173
231,110	National Grid PLC (Utilities)	2,837,273
342,451	NatWest Group PLC (Financials)	2,064,574
5,575	Next PLC (Consumer Discretionary)	703,732
30,541	Pearson PLC (Consumer Discretionary)	523,575
34,926	Phoenix Group Holdings PLC (Financials)	227,801
32,328	Reckitt Benckiser Group PLC (Consumer Staples)	2,132,985
87,796	RELX PLC (Industrials)	4,220,738

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
119,737	Rentokil Initial PLC (Industrials)	$600,052
37,987	Rightmove PLC (Communication Services)	320,948
400,443	Rolls-Royce Holdings PLC (Industrials)*	3,751,383
47,648	Sage Group PLC (The) (Information Technology)	758,950
37,808	Schroders PLC (Financials)	175,666
58,124	Segro PLC REIT (Real Estate)	515,382
12,328	Severn Trent PLC (Utilities)	388,536
41,486	Smith & Nephew PLC (Health Care)	600,988
16,342	Smiths Group PLC (Industrials)	414,422
3,425	Spirax Group PLC (Industrials)	313,741
51,843	SSE PLC (Utilities)	997,450
93,031	Standard Chartered PLC (Financials)	1,486,507
164,795	Taylor Wimpey PLC (Consumer Discretionary)	235,203
318,862	Tesco PLC (Consumer Staples)	1,526,485
115,305	Unilever PLC (Consumer Staples)	6,514,513
31,828	United Utilities Group PLC (Utilities)	392,827
968,701	Vodafone Group PLC (Communication Services)	856,014
12,118	Weir Group PLC (The) (Industrials)	370,779
8,714	Whitbread PLC (Consumer Discretionary)	293,398
32,144	Wise PLC, Class A (Financials)*	401,706
50,116	WPP PLC (Communication Services)	406,387

		93,588,698

United States – 10.0%
23,230	Alcon AG (Health Care)	2,147,278
696,907	BP PLC (Energy)	3,837,795
22,778	CSL Ltd. (Health Care)	3,690,844
2,202	CyberArk Software Ltd. (Information Technology)*	801,198
43,436	Experian PLC (Industrials)	2,058,625
22,433	Ferrovial SE (Industrials)	999,005
195,044	GSK PLC (Health Care)	3,601,575
363,446	Haleon PLC (Health Care)	1,823,211
23,484	Holcim AG (Materials)*	2,564,825
3,864	ICON PLC (Health Care)*	734,237
20,534	James Hardie Industries PLC CDI (Materials)*	646,243
1,585	Monday.com Ltd. (Information Technology)*	470,381
123,785	Nestle SA (Consumer Staples)	11,952,507
90,433	Novartis AG (Health Care)	9,788,514
33,228	Roche Holding AG (Health Care)	11,018,917
1,359	Roche Holding AG (Health Care)	476,271

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
52,278	Sanofi SA (Health Care)	$5,673,964
25,491	Schneider Electric SE (Industrials)	6,202,167
288,751	Shell PLC (Energy)	9,583,997
92,955	Stellantis NV (Consumer Discretionary)	1,194,881
13,652	Swiss Re AG (Financials)	2,183,412
21,510	Tenaris SA (Energy)	402,667

		81,852,514

TOTAL COMMON STOCKS (Cost $740,394,438)		820,915,074

Shares	Description	Rate	Value

Preferred Stocks – 0.3%

Germany – 0.3%
2,738	Bayerische Motoren Werke AG (Consumer Discretionary)	7.65%	223,958
5,325	Dr. Ing hc F Porsche AG (Consumer Discretionary)(a)	4.09	312,343
7,817	Henkel AG & Co. KGaA, 1/1/1901 (Consumer Staples)	2.23	676,227
7,158	Porsche Automobil Holding SE (Consumer Discretionary)	6.80	279,683
1,146	Sartorius AG (Health Care)	0.31	287,115
8,689	Volkswagen AG (Consumer Discretionary)	8.68	940,706

TOTAL PREFERRED STOCKS (Cost $3,593,047)			2,720,032

Shares	Dividend Rate	Value

Investment Company – 0.2%(d)
Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,512,478	4.253%	1,512,478
(Cost $1,512,478)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $745,499,963)		825,147,584

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.5%(d)
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,465,485	4.287%	$12,465,485
(Cost $12,465,485)

TOTAL INVESTMENTS – 101.3% (Cost $757,965,448)		$837,613,069

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(10,995,553)

NET ASSETS – 100.0%		$826,617,516

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SDR	—Swedish Depositary Receipt

Sector Name	% of Market Value

Financials	22.1%

Industrials	17.7

Health Care	11.8

Consumer Discretionary	11.1

Information Technology	8.5

Consumer Staples	8.0

Materials	5.9

Communication Services	4.6

Energy	3.5

Utilities	3.0

Real Estate	2.1

Investment Company	0.2

Securities Lending Reinvestment Vehicle	1.5

TOTAL INVESTMENTS	100.0%

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

MSCI EAFE E-Mini Index	20	03/21/25	$2,429,600	$30,519

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%

Communication Services – 11.0%
33,682	Alphabet, Inc., Class A	$5,735,371
27,810	Alphabet, Inc., Class C	4,789,438
139	Iridium Communications, Inc.	4,387
338	Liberty Broadband Corp., Class C*	27,804
102	Liberty Media Corp.-Liberty Formula One, Class A*	9,090
878	Liberty Media Corp.-Liberty Formula One, Class C*	84,666
1,978	Live Nation Entertainment, Inc.*	283,566
18,353	Meta Platforms, Inc., Class A	12,263,475
5,353	Netflix, Inc.*	5,248,938
117	Nexstar Media Group, Inc.	19,790
7,421	Pinterest, Inc., Class A*	274,428
6,526	ROBLOX Corp., Class A*	415,315
237	Roku, Inc.*	19,792
1,837	Spotify Technology SA*	1,116,914
138	TKO Group Holdings, Inc.*	20,788
5,554	Trade Desk, Inc. (The), Class A*	390,557
456	Trump Media & Technology Group Corp.*	10,990

		30,715,309

Consumer Discretionary – 13.8%
5,404	Airbnb, Inc., Class A*	750,453
53,169	Amazon.com, Inc.*	11,286,715
191	AutoZone, Inc.*	667,165
387	Booking Holdings, Inc.	1,941,196
105	Bright Horizons Family Solutions, Inc.*	13,614
792	Burlington Stores, Inc.*	197,469
117	CarMax, Inc.*	9,707
465	Carvana Co.*	108,392
946	Cava Group, Inc.*	89,898
17,104	Chipotle Mexican Grill, Inc.*	923,103
291	Choice Hotels International, Inc.	41,697
835	Churchill Downs, Inc.	98,947
14,305	Coupang, Inc. (South Korea)*	339,029
136	Crocs, Inc.*	13,542
782	Darden Restaurants, Inc.	156,760
1,874	Deckers Outdoor Corp.*	261,161
56	Dick’s Sporting Goods, Inc.	12,606
154	Domino’s Pizza, Inc.	75,415
3,835	DoorDash, Inc., Class A*	761,017
5,562	DraftKings, Inc., Class A*	243,949
462	Duolingo, Inc.*	144,176
456	Dutch Bros, Inc., Class A*	36,097
951	Etsy, Inc.*	48,682
1,586	Expedia Group, Inc.*	313,965
543	Five Below, Inc.*	47,181
477	Floor & Decor Holdings, Inc., Class A*	46,093
99	Grand Canyon Education, Inc.*	17,802
355	H&R Block, Inc.	19,351
1,519	Hasbro, Inc.	98,902
1,557	Hilton Worldwide Holdings, Inc.	412,543
9,914	Home Depot, Inc. (The)	3,931,892
78	Hyatt Hotels Corp., Class A	10,994
4,375	Las Vegas Sands Corp.	195,606

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
1,141	Light & Wonder, Inc.*	$127,199
1,462	Lululemon Athletica, Inc.*	534,522
574	McDonald’s Corp.	176,981
234	Murphy USA, Inc.	109,802
9,194	NIKE, Inc., Class B	730,279
5,358	Norwegian Cruise Line Holdings Ltd.*	121,734
662	O’Reilly Automotive, Inc.*	909,350
590	Planet Fitness, Inc., Class A*	54,605
465	Pool Corp.	161,355
31	RH*	9,984
953	Ross Stores, Inc.	133,725
1,030	Royal Caribbean Cruises Ltd.	253,483
161	SharkNinja, Inc.*	16,919
117	Skechers USA, Inc., Class A*	7,136
2,103	Somnigroup International, Inc.	134,340
11,007	Starbucks Corp.	1,274,721
28,343	Tesla, Inc.*	8,303,932
835	Texas Roadhouse, Inc.	153,715
8,381	TJX Cos., Inc. (The)	1,045,614
25	TopBuild Corp.*	7,660
6,665	Tractor Supply Co.	368,908
519	Ulta Beauty, Inc.*	190,141
398	Vail Resorts, Inc.	63,278
1,613	Valvoline, Inc.*	59,487
1,065	Wendy’s Co. (The)	16,507
946	Williams-Sonoma, Inc.	184,073
360	Wingstop, Inc.	84,521
117	Wyndham Hotels & Resorts, Inc.	12,675
89	Wynn Resorts Ltd.	7,949
318	YETI Holdings, Inc.*	11,334
1,356	Yum! Brands, Inc.	212,038

		38,793,086

Consumer Staples – 4.6%
25	Boston Beer Co., Inc. (The),
	Class A*	6,094
61	Casey’s General Stores, Inc.	25,267
2,208	Celsius Holdings, Inc.*	56,724
1,555	Clorox Co. (The)	243,186
27,850	Coca-Cola Co. (The)	1,983,198
5,529	Colgate-Palmolive Co.	504,079
5,554	Costco Wholesale Corp.	5,823,980
665	elf Beauty, Inc.*	46,716
1,043	Estee Lauder Cos., Inc. (The), Class A	75,002
185	Freshpet, Inc.*	19,801
259	Hershey Co. (The)	44,732
1,729	Kimberly-Clark Corp.	245,535
573	Lamb Weston Holdings, Inc.	29,722
7,079	Monster Beverage Corp.*	386,867
13,597	PepsiCo, Inc.	2,086,732
271	Performance Food Group Co.*	23,073
6,543	Procter & Gamble Co. (The)	1,137,435
3,878	Sysco Corp.	292,944

		13,031,087

Energy – 0.6%
1,287	Antero Midstream Corp.	21,815

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
1,441	Cheniere Energy, Inc.	$329,355
346	Civitas Resources, Inc.	13,266
358	EQT Corp.	17,245
2,262	Hess Corp.	336,902
434	New Fortress Energy, Inc.	4,340
1,677	Permian Resources Corp.	23,629
2,716	Targa Resources Corp.	547,871
234	Texas Pacific Land Corp.	334,140
337	Viper Energy, Inc.	15,694
902	Weatherford International PLC	55,843

		1,700,100

Financials – 9.1%
513	Allstate Corp. (The)	102,164
461	Ally Financial, Inc.	17,103
2,638	American Express Co.	793,932
1,098	Ameriprise Financial, Inc.	589,955
4,885	Apollo Global Management, Inc.	729,184
2,301	Ares Management Corp., Class A	393,333
211	Arthur J Gallagher & Co.	71,263
9,032	Blackstone, Inc.	1,455,597
2,939	Block, Inc.*	191,917
6,286	Blue Owl Capital, Inc.	135,338
1,313	Brown & Brown, Inc.	155,643
2,071	Charles Schwab Corp. (The)	164,707
2,119	Coinbase Global, Inc., Class A*	456,899
845	Corpay, Inc.*	310,157
58	Credit Acceptance Corp.*	28,559
3,918	Equitable Holdings, Inc.	215,568
66	Everest Group Ltd.	23,313
166	FactSet Research Systems, Inc.	76,649
2,251	Fiserv, Inc.*	530,538
1,025	Goldman Sachs Group, Inc. (The)(a)	637,847
45	Houlihan Lokey, Inc.	7,801
637	Jefferies Financial Group, Inc.	42,169
273	Kinsale Capital Group, Inc.	117,895
2,433	KKR & Co., Inc.	329,890
1,286	Lazard, Inc.	64,493
932	LPL Financial Holdings, Inc.	346,462
41	Markel Group, Inc.*	79,271
848	Marsh & McLennan Cos., Inc.	201,688
10,212	Mastercard, Inc., Class A	5,885,278
1,957	Moody’s Corp.	986,211
860	Morgan Stanley	114,475
336	Morningstar, Inc.	105,410
560	MSCI, Inc.	330,686
39,333	NU Holdings Ltd., Class A (Brazil)*	422,830
91	Popular, Inc. (Puerto Rico)	9,139
6,173	Progressive Corp. (The)	1,740,786
58	RLI Corp.	4,413
1,208	Ryan Specialty Holdings, Inc.	84,548
760	Shift4 Payments, Inc., Class A*	75,050
2,052	SoFi Technologies, Inc.*	29,692
5,554	Toast, Inc., Class A*	214,384
234	TPG, Inc.	12,907
570	Tradeweb Markets, Inc., Class A	77,161
335	UWM Holdings Corp.	2,104

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
19,725	Visa, Inc., Class A	$7,154,455
586	Western Union Co. (The)	6,346
52	WEX, Inc.*	8,169
350	XP, Inc., Class A (Brazil)	4,952

		25,538,331

Health Care – 9.5%
1,054	10X Genomics, Inc., Class A*	11,267
9,585	AbbVie, Inc.	2,003,553
552	Align Technology, Inc.*	103,241
1,419	Alnylam Pharmaceuticals, Inc.*	350,138
5,195	Amgen, Inc.	1,600,372
1,171	Apellis Pharmaceuticals, Inc.*	29,451
833	Bruker Corp.	39,334
1,815	Cardinal Health, Inc.	235,006
2,052	Cencora, Inc.	520,264
20	Chemed Corp.	12,016
318	Cigna Group (The)	98,214
630	DaVita, Inc.*	93,164
4,951	Dexcom, Inc.*	437,520
113	Doximity, Inc., Class A*	7,967
1,429	Edwards Lifesciences Corp.*	102,345
461	Elevance Health, Inc.	182,962
10,027	Eli Lilly & Co.	9,231,157
900	Exact Sciences Corp.*	42,669
2,953	Exelixis, Inc.*	114,252
501	GE HealthCare Technologies, Inc.	43,762
567	HCA Healthcare, Inc.	173,672
1,017	IDEXX Laboratories, Inc.*	444,541
139	Incyte Corp.*	10,217
351	Inspire Medical Systems, Inc.*	65,142
878	Insulet Corp.*	239,053
1,292	Intra-Cellular Therapies, Inc.*	165,634
4,419	Intuitive Surgical, Inc.*	2,532,750
1,693	Ionis Pharmaceuticals, Inc.*	56,191
257	IQVIA Holdings, Inc.*	48,522
277	Masimo Corp.*	52,289
687	McKesson Corp.	439,859
319	Medpace Holdings, Inc.*	104,415
31,752	Merck & Co., Inc.	2,929,122
462	Molina Healthcare, Inc.*	139,117
1,414	Natera, Inc.*	220,004
1,249	Neurocrine Biosciences, Inc.*	148,281
462	Penumbra, Inc.*	131,873
110	Regeneron Pharmaceuticals, Inc.	76,861
100	Repligen Corp.*	15,926
496	ResMed, Inc.	115,826
1,134	Sarepta Therapeutics, Inc.*	121,055
1,326	Stryker Corp.	512,088
993	Ultragenyx Pharmaceutical, Inc.*	42,620
777	UnitedHealth Group, Inc.	369,044
1,819	Veeva Systems, Inc., Class A*	407,711
1,603	Vertex Pharmaceuticals, Inc.*	769,103
1,322	Viking Therapeutics, Inc.*	38,166
453	Waters Corp.*	170,935
554	West Pharmaceutical Services, Inc.	128,716

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
4,664	Zoetis, Inc.	$780,007

		26,707,394

Industrials – 5.7%
1,291	3M Co.	200,260
857	AAON, Inc.	65,818
316	Advanced Drainage Systems, Inc.	35,199
588	American Airlines Group, Inc.*	8,438
151	Armstrong World Industries, Inc.	23,203
4,740	Automatic Data Processing, Inc.	1,493,953
117	Avis Budget Group, Inc.*	9,244
884	Axon Enterprise, Inc.*	467,150
1,263	AZEK Co., Inc. (The)*	59,172
1,442	Boeing Co. (The)*	251,816
1,607	Booz Allen Hamilton Holding Corp.	170,438
1,339	Broadridge Financial Solutions, Inc.	322,994
139	Builders FirstSource, Inc.*	19,320
234	BWX Technologies, Inc.	24,329
79	Carlisle Cos., Inc.	26,920
873	Caterpillar, Inc.	300,268
4,058	Cintas Corp.	842,035
442	Comfort Systems USA, Inc.	160,592
10,046	Copart, Inc.*	550,521
1,557	Core & Main, Inc., Class A*	79,423
117	Dayforce, Inc.*	7,253
232	EMCOR Group, Inc.	94,867
309	Equifax, Inc.	75,767
234	Expeditors International of Washington, Inc.	27,462
5,969	Fastenal Co.	452,032
167	Ferguson Enterprises, Inc.	29,643
357	Generac Holdings, Inc.*	48,606
2,893	General Electric Co.	598,793
554	HEICO Corp.	146,633
1,016	HEICO Corp., Class A	216,570
1,267	Honeywell International, Inc.	269,732
310	Howmet Aerospace, Inc.	42,346
1,374	Illinois Tool Works, Inc.	362,709
146	KBR, Inc.	7,158
401	Lennox International, Inc.	241,021
193	Lincoln Electric Holdings, Inc.	39,891
343	Loar Holdings, Inc.*	24,926
846	Lockheed Martin Corp.	381,013
3,104	Lyft, Inc., Class A*	41,407
2,431	Old Dominion Freight Line, Inc.	429,072
1,446	Paychex, Inc.	219,315
401	Paycom Software, Inc.	88,007
237	Paycor HCM, Inc.*	5,292
551	Paylocity Holding Corp.*	112,564
559	Quanta Services, Inc.	145,133
134	Rockwell Automation, Inc.	38,478
3,496	Rollins, Inc.	183,155
193	Saia, Inc.*	79,022
45	Simpson Manufacturing Co., Inc.	7,398
166	SiteOne Landscape Supply, Inc.*	20,967

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
117	Spirit AeroSystems Holdings, Inc., Class A*	$4,083
272	Standardaero, Inc.*	7,679
582	Tetra Tech, Inc.	16,989
956	Trane Technologies PLC	338,137
140	TransDigm Group, Inc.	191,408
141	TransUnion	13,033
1,267	Trex Co., Inc.*	78,161
25,446	Uber Technologies, Inc.*	1,934,150
466	U-Haul Holding Co.	28,682
3,660	Union Pacific Corp.	902,885
201	United Rentals, Inc.	129,106
1,396	Veralto Corp.	139,265
1,759	Verisk Analytics, Inc.	522,265
4,420	Vertiv Holdings Co., Class A	420,651
465	W.W. Grainger, Inc.	474,863
5,022	Waste Management, Inc.	1,169,021
570	WillScot Holdings Corp.*	18,781
1,430	XPO, Inc.*	175,833

		16,112,317

Information Technology – 43.8%
5,555	Adobe, Inc.*	2,436,201
13,302	Advanced Micro Devices, Inc.*	1,328,338
8,518	Amphenol Corp., Class A	567,299
273	Appfolio, Inc., Class A*	58,558
135,015	Apple, Inc.	32,652,028
9,574	Applied Materials, Inc.	1,513,362
3,278	AppLovin Corp., Class A*	1,067,776
12,814	Arista Networks, Inc.*	1,192,343
64	Astera Labs, Inc.*	4,758
1,966	Atlassian Corp., Class A*	558,855
2,659	Autodesk, Inc.*	729,124
1,755	Bentley Systems, Inc., Class B	77,044
320	BILL Holdings, Inc.*	17,664
46,348	Broadcom, Inc.	9,243,182
3,410	Cadence Design Systems, Inc.*	854,205
848	CDW Corp.	151,114
3,758	Cloudflare, Inc., Class A*	546,037
3,030	Confluent, Inc., Class A*	96,172
2,857	Crowdstrike Holdings, Inc., Class A*	1,113,259
3,690	Datadog, Inc., Class A*	430,069
488	Dell Technologies, Inc., Class C	50,147
2,540	DocuSign, Inc.*	211,252
1,023	DoubleVerify Holdings, Inc.*	14,220
951	Dropbox, Inc., Class A*	24,707
3,642	Dynatrace, Inc.*	208,504
1,086	Elastic NV*	126,367
1,650	Enphase Energy, Inc.*	94,594
1,887	Entegris, Inc.	191,002
47	EPAM Systems, Inc.*	9,689
252	Fair Isaac Corp.*	475,360
815	Five9, Inc.*	29,503
6,369	Fortinet, Inc.*	687,916
931	Gartner, Inc.*	463,936
1,487	Gitlab, Inc., Class A*	89,532
395	Globant SA*	59,459
1,771	GoDaddy, Inc., Class A*	317,894

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 GROWTH EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
462	Guidewire Software, Inc.*	$93,010
2,959	HP, Inc.	91,344
611	HubSpot, Inc.*	442,358
3,418	Intuit, Inc.	2,098,105
122	Jabil, Inc.	18,900
1,688	KLA Corp.	1,196,522
15,983	Lam Research Corp.	1,226,535
1,479	Lattice Semiconductor Corp.*	92,201
770	Manhattan Associates, Inc.*	136,198
861	Marvell Technology, Inc.	79,057
30,329	Microsoft Corp.	12,040,310
120	MicroStrategy, Inc., Class A*	30,652
886	MongoDB, Inc.*	236,943
582	Monolithic Power Systems, Inc.	355,608
973	Motorola Solutions, Inc.	428,334
641	nCino, Inc.*	20,070
1,157	NetApp, Inc.	115,480
855	Nutanix, Inc., Class A*	65,741
220,941	NVIDIA Corp.	27,599,950
869	Okta, Inc.*	78,636
151	Onto Innovation, Inc.*	21,995
19,668	Oracle Corp.	3,266,068
25,183	Palantir Technologies, Inc., Class A*	2,138,540
8,049	Palo Alto Networks, Inc.*	1,532,771
557	Pegasystems, Inc.	43,730
1,306	Procore Technologies, Inc.*	99,870
898	PTC, Inc.*	146,940
3,307	Pure Storage, Inc., Class A*	173,518
13,116	QUALCOMM, Inc.	2,061,442
936	RingCentral, Inc., Class A*	26,629
9,815	Salesforce, Inc.	2,923,398
352	SentinelOne, Inc., Class A*	7,262
2,568	ServiceNow, Inc.*	2,387,624
3,903	Snowflake, Inc., Class A*	691,221
6,211	Super Micro Computer, Inc.*	257,508
1,908	Synopsys, Inc.*	872,490
1,167	Teradata Corp.*	27,821
1,737	Teradyne, Inc.	190,827
1,382	Texas Instruments, Inc.	270,858
351	Twilio, Inc., Class A*	42,095
454	Tyler Technologies, Inc.*	276,227
27	Ubiquiti, Inc.	9,226
4,714	UiPath, Inc., Class A*	57,982
1,634	Unity Software, Inc.*	41,896
288	Universal Display Corp.	44,243
53	VeriSign, Inc.*	12,608
2,617	Workday, Inc., Class A*	689,161
138	Zebra Technologies Corp., Class A*	43,477
1,147	Zscaler, Inc.*	225,076

		122,719,927

Materials – 0.8%
376	Avery Dennison Corp.	70,677
359	Celanese Corp.	18,288
1,918	Cleveland-Cliffs, Inc.*	20,791
324	Eagle Materials, Inc.	73,292
2,678	Ecolab, Inc.	720,409

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
566	Louisiana-Pacific Corp.	$56,413
46	Martin Marietta Materials, Inc.	22,224
362	RPM International, Inc.	44,848
98	Sealed Air Corp.	3,350
2,672	Sherwin-Williams Co. (The)	967,985
1,093	Southern Copper Corp. (Mexico)	97,201
429	Vulcan Materials Co.	106,096

		2,201,574

Real Estate – 0.7%
5,847	American Tower Corp. REIT	1,202,260
61	Equinix, Inc. REIT	55,182
2,083	Iron Mountain, Inc. REIT	194,073
182	Jones Lang LaSalle, Inc.*	49,484
272	Lamar Advertising Co., Class A REIT	33,791
300	Public Storage REIT	91,086
1,038	Simon Property Group, Inc. REIT	193,161

		1,819,037

Utilities – 0.3%
628	Constellation Energy Corp.	157,342
1,089	NRG Energy, Inc.	115,118
4,221	Vistra Corp.	564,179

		836,639

TOTAL COMMON STOCKS (Cost $255,344,807)		280,174,801

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
203,486	4.253%	203,486
(Cost $203,486)

TOTAL INVESTMENTS – 100.0% (Cost $255,548,293)		$280,378,287

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		90,134

NET ASSETS – 100.0%		$280,468,421

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%

Communication Services – 4.5%
114,091	AT&T, Inc.	$3,127,234
1,466	Charter Communications, Inc., Class A*	532,994
60,510	Comcast Corp., Class A	2,171,099
4,258	Electronic Arts, Inc.	549,793
3,660	Fox Corp., Class A	210,816
2,124	Fox Corp., Class B	114,845
5,137	Frontier Communications Parent, Inc.*	184,881
1,147	IAC, Inc.*	53,014
6,026	Interpublic Group of Cos., Inc. (The)	165,112
1,762	Iridium Communications, Inc.	55,609
161	Liberty Broadband Corp., Class A*	13,126
1,331	Liberty Broadband Corp., Class C*	109,488
2,646	Liberty Global Ltd., Class A (Belgium)*	30,588
2,773	Liberty Global Ltd., Class C (Belgium)*	33,581
212	Liberty Media Corp.-Liberty Formula One, Class A*	18,894
2,021	Liberty Media Corp.-Liberty Formula One, Class C*	194,885
361	Liberty Media Corp.-Liberty Live, Class A*	25,819
722	Liberty Media Corp.-Liberty Live, Class C*	52,973
256	Madison Square Garden Sports Corp.*	52,145
4,102	Match Group, Inc.	130,074
2,541	New York Times Co. (The), Class A	122,197
6,055	News Corp., Class A	173,294
1,778	News Corp., Class B	57,394
295	Nexstar Media Group, Inc.	49,899
3,107	Omnicom Group, Inc.	257,135
6	Paramount Global, Class A	136
9,396	Paramount Global, Class B	106,738
1,731	Roku, Inc.*	144,556
3,870	Sirius XM Holdings, Inc.	93,615
2,686	Take-Two Interactive Software, Inc.*	569,378
1,113	TKO Group Holdings, Inc.*	167,662
7,710	T-Mobile US, Inc.	2,079,310
1,623	TripAdvisor, Inc.*	24,020
348	Trump Media & Technology Group Corp.*	8,387
66,998	Verizon Communications, Inc.	2,887,614
28,957	Walt Disney Co. (The)	3,295,307
38,641	Warner Bros Discovery, Inc.*	442,826
4,983	ZoomInfo Technologies, Inc.*	58,102

		18,364,540

Consumer Discretionary – 6.0%
3,894	ADT, Inc.	31,892
937	Advance Auto Parts, Inc.	34,575
907	Amer Sports, Inc. (Finland)*	27,110

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
3,757	Aptiv PLC (Jersey)*	$244,656
4,249	Aramark	157,425
434	AutoNation, Inc.*	79,149
31	AutoZone, Inc.*	108,283
3,575	Bath & Body Works, Inc.	129,522
3,450	Best Buy Co., Inc.	310,190
616	Birkenstock Holding PLC (Germany)*	30,480
43	Booking Holdings, Inc.	215,688
3,678	BorgWarner, Inc.	109,494
1,125	Boyd Gaming Corp.	85,793
802	Bright Horizons Family Solutions, Inc.*	103,987
1,083	Brunswick Corp.	65,901
3,443	Caesars Entertainment, Inc.*	114,376
1,800	Capri Holdings Ltd.*	39,564
2,337	CarMax, Inc.*	193,901
15,911	Carnival Corp.*	380,750
546	Carter’s, Inc.	22,533
1,122	Carvana Co.*	261,538
493	Columbia Sportswear Co.	42,812
811	Crocs, Inc.*	80,751
4,747	D.R. Horton, Inc.	601,967
869	Darden Restaurants, Inc.	174,200
791	Dick’s Sporting Goods, Inc.	178,054
63	Dillard’s, Inc., Class A	24,513
370	Domino’s Pizza, Inc.	181,193
715	DoorDash, Inc., Class A*	141,885
852	Dutch Bros, Inc., Class A*	67,444
7,645	eBay, Inc.	494,937
641	Etsy, Inc.*	32,813
147	Five Below, Inc.*	12,773
1,084	Floor & Decor Holdings, Inc., Class A*	104,747
62,566	Ford Motor Co.	597,505
5,964	GameStop Corp., Class A*	149,339
3,171	Gap, Inc. (The)	71,696
2,460	Garmin Ltd.	563,168
17,431	General Motors Co.	856,385
3,705	Gentex Corp.	90,106
2,191	Genuine Parts Co.	273,612
310	Grand Canyon Education, Inc.*	55,744
1,805	H&R Block, Inc.	98,391
1,915	Harley-Davidson, Inc.	49,330
265	Hasbro, Inc.	17,254
1,888	Hilton Worldwide Holdings, Inc.	500,244
3,167	Home Depot, Inc. (The)	1,256,032
579	Hyatt Hotels Corp., Class A	81,610
1,793	Kohl’s Corp.	20,458
874	Lear Corp.	82,147
2,104	Leggett & Platt, Inc.	19,294
3,751	Lennar Corp., Class A	448,732
152	Lennar Corp., Class B	17,587
461	Lithia Motors, Inc.	158,787
4,229	LKQ Corp.	178,422
9,076	Lowe’s Cos., Inc.	2,256,657
13,940	Lucid Group, Inc.*	30,947
4,388	Macy’s, Inc.	62,968

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
3,656	Marriott International, Inc., Class A	$1,025,325
525	Marriott Vacations Worldwide Corp.	39,606
5,420	Mattel, Inc.*	115,446
10,689	McDonald’s Corp.	3,295,739
3,742	MGM Resorts International*	130,072
805	Mohawk Industries, Inc.*	94,660
7,044	Newell Brands, Inc.	45,222
7,351	NIKE, Inc., Class B	583,890
1,734	Nordstrom, Inc.	42,119
59	NVR, Inc.*	427,489
967	Ollie’s Bargain Outlet Holdings, Inc.*	100,094
94	O’Reilly Automotive, Inc.*	129,122
2,428	Penn Entertainment, Inc.*	52,226
284	Penske Automotive Group, Inc.	47,919
627	Planet Fitness, Inc., Class A*	58,029
801	Polaris, Inc.	35,981
3,278	PulteGroup, Inc.	338,552
891	PVH Corp.	66,682
5,324	QuantumScape Corp.*	24,970
604	Ralph Lauren Corp.	163,769
151	RH*	48,633
12,364	Rivian Automotive, Inc., Class A*	146,390
4,056	Ross Stores, Inc.	569,138
2,434	Royal Caribbean Cruises Ltd.	599,007
2,264	Service Corp. International	183,384
805	SharkNinja, Inc.*	84,597
1,964	Skechers USA, Inc., Class A*	119,784
4,075	Starbucks Corp.	471,926
3,657	Tapestry, Inc.	312,381
791	Thor Industries, Inc.	78,617
7,370	TJX Cos., Inc. (The)	919,481
1,655	Toll Brothers, Inc.	184,764
491	TopBuild Corp.*	150,437
1,121	Travel + Leisure Co.	62,574
132	Ulta Beauty, Inc.*	48,360
3,515	Under Armour, Inc., Class A*	23,937
3,110	Under Armour, Inc., Class C*	19,749
125	Vail Resorts, Inc.	19,874
5,570	VF Corp.	138,860
1,448	Wayfair, Inc., Class A*	57,268
1,419	Wendy’s Co. (The)	21,995
801	Whirlpool Corp.	81,534
795	Williams-Sonoma, Inc.	154,691
1,123	Wyndham Hotels & Resorts, Inc.	121,655
1,466	Wynn Resorts Ltd.	130,943
943	YETI Holdings, Inc.*	33,609
2,791	Yum! Brands, Inc.	436,429

		24,858,240

Consumer Staples – 8.0%
6,681	Albertsons Cos., Inc., Class A	140,568
27,056	Altria Group, Inc.	1,511,078
7,585	Archer-Daniels-Midland Co.	358,012
2,106	BellRing Brands, Inc.*	154,328

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
2,125	BJ’s Wholesale Club Holdings, Inc.*	$215,177
149	Boston Beer Co., Inc. (The), Class A*	36,322
810	Brown-Forman Corp., Class A	26,754
2,778	Brown-Forman Corp., Class B	91,980
2,227	Bunge Global SA	165,221
466	Casey’s General Stores, Inc.	193,022
3,871	Church & Dwight Co., Inc.	430,455
26,427	Coca-Cola Co. (The)	1,881,867
121	Coca-Cola Consolidated, Inc.	171,472
5,803	Colgate-Palmolive Co.	529,060
7,601	Conagra Brands, Inc.	194,130
2,513	Constellation Brands, Inc., Class A	441,031
6,053	Coty, Inc., Class A*	34,442
2,496	Darling Ingredients, Inc.*	90,081
3,467	Dollar General Corp.	257,182
3,262	Dollar Tree, Inc.*	237,669
2,361	Estee Lauder Cos., Inc. (The), Class A	169,779
2,993	Flowers Foods, Inc.	56,089
475	Freshpet, Inc.*	50,839
8,876	General Mills, Inc.	538,063
1,791	Grocery Outlet Holding Corp.*	21,259
1,999	Hershey Co. (The)	345,247
4,624	Hormel Foods Corp.	132,385
1,083	Ingredion, Inc.	141,451
1,644	J M Smucker Co. (The)	181,711
4,149	Kellanova	343,952
30,497	Kenvue, Inc.	719,729
17,870	Keurig Dr Pepper, Inc.	599,002
3,119	Kimberly-Clark Corp.	442,929
14,170	Kraft Heinz Co. (The)	435,161
10,587	Kroger Co. (The)	686,249
1,531	Lamb Weston Holdings, Inc.	79,413
2,773	Maplebear, Inc.*	113,943
4,033	McCormick & Co., Inc.	333,166
2,766	Molson Coors Beverage Co., Class B	169,528
21,272	Mondelez International, Inc., Class A	1,366,301
2,268	Monster Beverage Corp.*	123,946
4,602	PepsiCo, Inc.	706,269
2,119	Performance Food Group Co.*	180,412
24,739	Philip Morris International, Inc.	3,841,472
575	Pilgrim’s Pride Corp.*	31,274
810	Post Holdings, Inc.*	91,943
29,126	Procter & Gamble Co. (The)	5,063,264
831	Reynolds Consumer Products, Inc.	20,343
5	Seaboard Corp.	14,011
493	Spectrum Brands Holdings, Inc.	38,178
3,022	Sysco Corp.	228,282
7,381	Target Corp.	917,015
3,088	The Campbell’s Company	123,705
4,447	Tyson Foods, Inc., Class A	272,779
3,659	US Foods Holding Corp.*	262,277

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
11,378	Walgreens Boots Alliance, Inc.	$121,517
69,015	Walmart, Inc.	6,805,569

		32,928,303

Energy – 6.7%
3,590	Antero Midstream Corp.	60,851
4,627	Antero Resources Corp.*	169,811
5,735	APA Corp.	118,714
15,921	Baker Hughes Co.	709,917
1,765	Cheniere Energy, Inc.	403,408
27,411	Chevron Corp.	4,347,933
984	Chord Energy Corp.	112,471
1,122	Civitas Resources, Inc.	43,017
20,611	ConocoPhillips	2,043,581
11,816	Coterra Energy, Inc.	318,914
9,997	Devon Energy Corp.	362,091
3,016	Diamondback Energy, Inc.	479,423
1,519	DT Midstream, Inc.	145,961
9,161	EOG Resources, Inc.	1,162,897
8,785	EQT Corp.	423,173
3,609	Expand Energy Corp.	356,858
71,524	Exxon Mobil Corp.	7,962,767
14,021	Halliburton Co.	369,734
1,550	Hess Corp.	230,857
2,567	HF Sinclair Corp.	90,538
30,888	Kinder Morgan, Inc.	837,065
5,351	Marathon Petroleum Corp.	803,613
1,755	Matador Resources Co.	91,857
6,280	NOV, Inc.	93,698
10,655	Occidental Petroleum Corp.	520,390
9,325	ONEOK, Inc.	936,137
4,273	Ovintiv, Inc.	185,705
7,868	Permian Resources Corp.	110,860
6,673	Phillips 66	865,421
3,768	Range Resources Corp.	139,868
22,798	Schlumberger NV	949,765
6,812	TechnipFMC PLC (United Kingdom)	200,545
5,070	Valero Energy Corp.	662,801
1,043	Viper Energy, Inc.	48,573
19,392	Williams Cos., Inc. (The)	1,128,227

		27,487,441

Financials – 23.4%
480	Affiliated Managers Group, Inc.	82,008
4,094	Affirm Holdings, Inc.*	262,630
8,868	Aflac, Inc.	970,780
10,988	AGNC Investment Corp. REIT	114,605
3,509	Allstate Corp. (The)	698,817
3,770	Ally Financial, Inc.	139,867
5,573	American Express Co.	1,677,250
1,121	American Financial Group, Inc.	141,560
10,332	American International Group, Inc.	856,936
112	Ameriprise Financial, Inc.	60,178
7,971	Annaly Capital Management, Inc. REIT	175,043
3,097	Aon PLC, Class A	1,267,045
2,117	Apollo Global Management, Inc.	316,005

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
5,681	Arch Capital Group Ltd.	$527,822
3,667	Arthur J Gallagher & Co.	1,238,493
797	Assurant, Inc.	165,688
803	Assured Guaranty Ltd.	70,126
1,224	Axis Capital Holdings Ltd.	118,581
106,157	Bank of America Corp.	4,893,838
11,722	Bank of New York Mellon Corp. (The)	1,042,672
1,707	Bank OZK	81,953
29,164	Berkshire Hathaway, Inc., Class B*	14,985,338
2,361	Blackrock, Inc.	2,308,539
5,075	Block, Inc.*	331,398
361	BOK Financial Corp.	39,335
1,083	Brighthouse Financial, Inc.*	64,233
2,109	Brown & Brown, Inc.	250,001
6,067	Capital One Financial Corp.	1,216,737
3,451	Carlyle Group, Inc. (The)	171,998
1,691	Cboe Global Markets, Inc.	356,463
23,848	Charles Schwab Corp. (The)	1,896,631
6,413	Chubb Ltd.	1,830,783
2,410	Cincinnati Financial Corp.	356,222
30,154	Citigroup, Inc.	2,410,812
7,294	Citizens Financial Group, Inc.	333,846
5,746	CME Group, Inc.	1,458,162
361	CNA Financial Corp.	17,678
473	Coinbase Global, Inc., Class A*	101,988
3,331	Columbia Banking System, Inc.	89,038
2,082	Comerica, Inc.	133,935
1,994	Commerce Bancshares, Inc.	129,710
4,737	Corebridge Financial, Inc.	164,279
27	Credit Acceptance Corp.*	13,295
923	Cullen/Frost Bankers, Inc.	126,479
3,996	Discover Financial Services	779,979
2,168	East West Bancorp, Inc.	204,724
697	Euronet Worldwide, Inc.*	71,415
547	Evercore, Inc., Class A	132,265
550	Everest Group Ltd.	194,271
410	FactSet Research Systems, Inc.	189,313
4,094	Fidelity National Financial, Inc.	264,186
8,674	Fidelity National Information Services, Inc.	616,895
10,856	Fifth Third Bancorp	471,910
1,577	First American Financial Corp.	103,593
151	First Citizens BancShares, Inc., Class A	309,257
2,045	First Hawaiian, Inc.	55,031
8,692	First Horizon Corp.	187,226
6,206	Fiserv, Inc.*	1,462,692
5,689	FNB Corp.	84,425
4,603	Franklin Resources, Inc.	93,211
4,088	Global Payments, Inc.	430,385
1,439	Globe Life, Inc.	183,372
3,566	Goldman Sachs Group, Inc. (The)(a)	2,219,086
543	Hanover Insurance Group, Inc. (The)	92,598

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
4,665	Hartford Insurance Group, Inc. (The)	$551,776
728	Houlihan Lokey, Inc.	126,199
23,001	Huntington Bancshares, Inc.	378,826
1,658	Interactive Brokers Group, Inc., Class A	338,895
9,014	Intercontinental Exchange, Inc.	1,561,495
5,793	Invesco Ltd.	100,740
1,123	Jack Henry & Associates, Inc.	194,942
2,077	Janus Henderson Group PLC	87,649
2,086	Jefferies Financial Group, Inc.	138,093
44,813	JPMorgan Chase & Co.	11,859,760
959	Kemper Corp.	64,809
14,731	KeyCorp	255,141
7,666	KKR & Co., Inc.	1,039,433
144	Lazard, Inc.	7,222
2,793	Lincoln National Corp.	108,927
2,865	Loews Corp.	248,310
2,653	M&T Bank Corp.	508,633
169	Markel Group, Inc.*	326,751
569	MarketAxess Holdings, Inc.	109,697
6,747	Marsh & McLennan Cos., Inc.	1,604,706
9,346	MetLife, Inc.	805,438
4,243	MGIC Investment Corp.	104,420
17,410	Morgan Stanley	2,317,445
474	MSCI, Inc.	279,902
6,559	Nasdaq, Inc.	542,954
3,134	Northern Trust Corp.	345,429
4,033	Old Republic International Corp.	155,311
1,780	OneMain Holdings, Inc.	95,657
15,953	PayPal Holdings, Inc.*	1,133,461
1,176	Pinnacle Financial Partners, Inc.	134,370
6,353	PNC Financial Services Group, Inc. (The)	1,219,268
1,029	Popular, Inc. (Puerto Rico)	103,342
520	Primerica, Inc.	150,800
3,662	Principal Financial Group, Inc.	326,064
1,479	Progressive Corp. (The)	417,078
1,462	Prosperity Bancshares, Inc.	112,223
5,744	Prudential Financial, Inc.	661,134
3,028	Raymond James Financial, Inc.	468,341
14,611	Regions Financial Corp.	346,427
1,064	Reinsurance Group of America, Inc.	215,662
794	RenaissanceRe Holdings Ltd. (Bermuda)	188,670
7,677	Rithm Capital Corp. REIT	93,276
1,218	RLI Corp.	92,678
10,599	Robinhood Markets, Inc., Class A*	531,010
2,170	Rocket Cos., Inc., Class A*	30,380
4,990	S&P Global, Inc.	2,663,363
1,600	SEI Investments Co.	128,080
3,435	SLM Corp.	103,703
13,825	SoFi Technologies, Inc.*	200,048
4,817	Starwood Property Trust, Inc. REIT	98,845
4,765	State Street Corp.	472,831

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
1,563	Stifel Financial Corp.	$165,975
6,281	Synchrony Financial	381,131
2,332	Synovus Financial Corp.	120,984
3,460	T. Rowe Price Group, Inc.	365,791
1,083	TFS Financial Corp.	14,285
1,009	TPG, Inc.	55,656
1,143	Tradeweb Markets, Inc., Class A	154,728
3,648	Travelers Cos., Inc. (The)	942,972
21,244	Truist Financial Corp.	984,659
2,929	Unum Group	241,027
24,795	US Bancorp	1,162,885
477	UWM Holdings Corp.	2,996
1,283	Virtu Financial, Inc., Class A	46,906
1,606	Voya Financial, Inc.	116,050
4,664	W R Berkley Corp.	294,205
2,745	Webster Financial Corp.	154,598
53,083	Wells Fargo & Co.	4,157,461
1,730	Western Alliance Bancorp	150,372
4,405	Western Union Co. (The)	47,706
587	WEX, Inc.*	92,218
43	White Mountains Insurance Group Ltd.	79,528
1,631	Willis Towers Watson PLC	553,969
974	Wintrust Financial Corp.	121,234
5,681	XP, Inc., Class A (Brazil)	80,386
2,305	Zions Bancorp NA	124,562

		96,596,529

Health Care – 14.2%
514	10X Genomics, Inc., Class A*	5,495
27,474	Abbott Laboratories	3,791,687
15,972	AbbVie, Inc.	3,338,627
1,474	Acadia Healthcare Co., Inc.*	44,191
4,686	Agilent Technologies, Inc.	599,433
441	Align Technology, Inc.*	82,480
195	Alnylam Pharmaceuticals, Inc.*	48,116
482	Amedisys, Inc.*	44,344
1,865	Amgen, Inc.	574,532
10,793	Avantor, Inc.*	180,243
840	Azenta, Inc.*	36,641
8,083	Baxter International, Inc.	278,944
4,609	Becton Dickinson & Co.	1,039,468
2,327	Biogen, Inc.*	326,944
3,023	BioMarin Pharmaceutical, Inc.*	215,117
301	Bio-Rad Laboratories, Inc., Class A*	79,813
2,444	Bio-Techne Corp.	150,917
23,360	Boston Scientific Corp.*	2,424,534
32,332	Bristol-Myers Squibb Co.	1,927,634
598	Bruker Corp.	28,238
1,556	Cardinal Health, Inc.	201,471
8,013	Centene Corp.*	466,036
1,444	Certara, Inc.*	17,299
791	Charles River Laboratories International, Inc.*	130,760
179	Chemed Corp.	107,543
3,965	Cigna Group (The)	1,224,590
3,116	Cooper Cos., Inc. (The)*	281,624
20,121	CVS Health Corp.	1,322,352

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
10,286	Danaher Corp.	$2,137,019
3,327	DENTSPLY SIRONA, Inc.	55,062
1,781	Doximity, Inc., Class A*	125,561
7,699	Edwards Lifesciences Corp.*	551,402
7,829	Elanco Animal Health, Inc.*	87,450
3,095	Elevance Health, Inc.	1,228,344
1,557	Encompass Health Corp.	155,918
832	Enovis Corp.*	32,157
2,769	Envista Holdings Corp.*	55,325
1,791	Exact Sciences Corp.*	84,911
786	Exelixis, Inc.*	30,410
1,271	Fortrea Holdings, Inc.*	17,603
6,388	GE HealthCare Technologies, Inc.	557,992
19,866	Gilead Sciences, Inc.	2,270,882
1,800	Globus Medical, Inc., Class A*	144,576
361	GRAIL, Inc.*	13,920
2,253	HCA Healthcare, Inc.	690,094
2,053	Henry Schein, Inc.*	148,165
3,701	Hologic, Inc.*	234,606
1,912	Humana, Inc.	517,043
2,512	Illumina, Inc.*	222,915
2,400	Incyte Corp.*	176,400
163	Ionis Pharmaceuticals, Inc.*	5,410
2,524	IQVIA Holdings, Inc.*	476,531
965	Jazz Pharmaceuticals PLC*	138,506
38,332	Johnson & Johnson	6,325,547
1,346	Labcorp Holdings, Inc.	337,900
327	Masimo Corp.*	61,728
1,133	McKesson Corp.	725,415
20,421	Medtronic PLC	1,879,140
338	Mettler-Toledo International, Inc.*	430,179
5,118	Moderna, Inc.*	158,453
345	Molina Healthcare, Inc.*	103,886
4,080	Organon & Co.	60,833
2,118	Perrigo Co. PLC	61,422
90,148	Pfizer, Inc.	2,382,612
1,658	Premier, Inc., Class A	30,142
3,394	QIAGEN NV*	130,330
1,791	Quest Diagnostics, Inc.	309,664
822	QuidelOrtho Corp.*	32,872
1,492	Regeneron Pharmaceuticals, Inc.	1,042,520
720	Repligen Corp.*	114,667
1,696	ResMed, Inc.	396,050
1,957	Revvity, Inc.	219,478
6,719	Roivant Sciences Ltd.*	72,162
6,232	Royalty Pharma PLC, Class A	209,644
2,182	Solventum Corp.*	174,015
2,009	Sotera Health Co.*	25,052
1,549	STERIS PLC	339,634
4,074	Stryker Corp.	1,573,338
777	Teleflex, Inc.	103,147
1,473	Tenet Healthcare Corp.*	186,467
6,055	Thermo Fisher Scientific, Inc.	3,202,853
707	United Therapeutics Corp.*	226,275
13,624	UnitedHealth Group, Inc.	6,470,855

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
904	Universal Health Services, Inc., Class B	$158,426
2,086	Vertex Pharmaceuticals, Inc.*	1,000,842
18,881	Viatris, Inc.	174,272
377	Waters Corp.*	142,257
477	West Pharmaceutical Services, Inc.	110,826
3,249	Zimmer Biomet Holdings, Inc.	338,936
1,264	Zoetis, Inc.	211,391

		58,650,505

Industrials – 14.1%
7,025	3M Co.	1,089,718
1,898	A O Smith Corp.	126,179
492	Acuity Brands, Inc.	146,188
657	Advanced Drainage Systems, Inc.	73,183
2,122	AECOM	212,306
993	AGCO Corp.	96,291
1,661	Air Lease Corp.	79,595
2,007	Alaska Air Group, Inc.*	145,066
1,416	Allegion PLC	182,253
1,444	Allison Transmission Holdings, Inc.	146,927
1,990	Amentum Holdings, Inc.*	39,084
9,668	American Airlines Group, Inc.*	138,736
3,697	AMETEK, Inc.	699,842
3,625	API Group Corp.*	142,354
482	Armstrong World Industries, Inc.	74,064
463	Automatic Data Processing, Inc.	145,928
133	Avis Budget Group, Inc.*	10,508
688	AZEK Co., Inc. (The)*	32,233
9,402	Boeing Co. (The)*	1,641,871
164	Broadridge Financial Solutions, Inc.	39,560
1,765	Builders FirstSource, Inc.*	245,317
1,124	BWX Technologies, Inc.	116,862
1,799	C.H. Robinson Worldwide, Inc.	182,814
361	CACI International, Inc., Class A*	120,881
626	Carlisle Cos., Inc.	213,316
13,338	Carrier Global Corp.	864,302
6,699	Caterpillar, Inc.	2,304,121
269	Cintas Corp.	55,818
6,413	Clarivate PLC*	27,512
768	Clean Harbors, Inc.*	164,006
13,937	CNH Industrial NV	179,509
722	Concentrix Corp.	32,606
933	Copart, Inc.*	51,128
884	Core & Main, Inc., Class A*	45,093
814	Crane Co.	132,674
31,116	CSX Corp.	996,023
2,141	Cummins, Inc.	788,273
593	Curtiss-Wright Corp.	190,744
2,136	Dayforce, Inc.*	132,411
4,029	Deere & Co.	1,937,103
10,285	Delta Air Lines, Inc.	618,334
1,896	Donaldson Co., Inc.	130,995
2,151	Dover Corp.	427,554

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
4,959	Dun & Bradstreet Holdings, Inc.	$44,978
6,303	Eaton Corp. PLC	1,848,796
483	EMCOR Group, Inc.	197,504
9,079	Emerson Electric Co.	1,104,097
1,541	Equifax, Inc.	377,853
877	Esab Corp.	109,888
793	Everus Construction Group, Inc.*	32,989
1,857	Expeditors International of Washington, Inc.	217,938
1,466	Fastenal Co.	111,020
3,606	FedEx Corp.	948,017
3,022	Ferguson Enterprises, Inc.	536,405
2,124	Flowserve Corp.	116,905
5,612	Fortive Corp.	446,379
1,991	Fortune Brands Innovations, Inc.	128,858
532	FTI Consulting, Inc.*	88,099
3,258	Gates Industrial Corp. PLC*	70,503
4,362	GE Vernova, Inc.	1,462,055
494	Generac Holdings, Inc.*	67,258
4,375	General Dynamics Corp.	1,105,125
13,468	General Electric Co.	2,787,607
2,738	Genpact Ltd.	145,716
2,675	Graco, Inc.	232,912
1,840	GXO Logistics, Inc.*	72,533
2,446	Hayward Holdings, Inc.*	35,443
1,319	Hexcel Corp.	83,585
8,749	Honeywell International, Inc.	1,862,575
6,055	Howmet Aerospace, Inc.	827,113
815	Hubbell, Inc.	302,846
621	Huntington Ingalls Industries, Inc.	109,035
1,176	IDEX Corp.	228,532
2,938	Illinois Tool Works, Inc.	775,573
6,389	Ingersoll Rand, Inc.	541,659
1,312	ITT, Inc.	185,307
1,273	J.B. Hunt Transport Services, Inc.	205,195
1,990	Jacobs Solutions, Inc.	254,939
10,637	Johnson Controls International PLC	911,165
1,791	KBR, Inc.	87,813
906	Kirby Corp.*	94,423
2,453	Knight-Swift Transportation Holdings, Inc.	123,729
3,035	L3Harris Technologies, Inc.	625,544
540	Landstar System, Inc.	85,752
2,118	Leidos Holdings, Inc.	275,276
630	Lincoln Electric Holdings, Inc.	130,215
2,318	Lockheed Martin Corp.	1,043,958
1,803	Lyft, Inc., Class A*	24,052
791	ManpowerGroup, Inc.	45,585
3,474	Masco Corp.	261,175
1,002	MasTec, Inc.*	130,851
808	Middleby Corp. (The)*	133,651
570	MSA Safety, Inc.	93,309
722	MSC Industrial Direct Co., Inc., Class A	58,020
880	Nordson Corp.	185,055

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
3,597	Norfolk Southern Corp.	$883,963
2,162	Northrop Grumman Corp.	998,282
2,632	nVent Electric PLC	158,815
1,083	Oshkosh Corp.	110,791
6,398	Otis Worldwide Corp.	638,392
1,392	Owens Corning	214,424
8,404	PACCAR, Inc.	901,245
2,058	Parker-Hannifin Corp.	1,375,794
749	Parsons Corp.*	43,607
3,284	Paychex, Inc.	498,084
292	Paycom Software, Inc.	64,085
722	Paycor HCM, Inc.*	16,122
2,630	Pentair PLC	247,746
1,595	Quanta Services, Inc.	414,110
2,905	RB Global, Inc. (Canada)	297,414
475	RBC Bearings, Inc.*	170,620
1,082	Regal Rexnord Corp.	140,011
3,266	Republic Services, Inc.	774,107
1,623	Robert Half, Inc.	95,903
1,662	Rockwell Automation, Inc.	477,243
21,175	RTX Corp.	2,816,063
722	Ryder System, Inc.	118,747
145	Saia, Inc.*	59,369
774	Schneider National, Inc., Class B	20,418
791	Science Applications International Corp.	78,143
2,403	Sensata Technologies Holding PLC	69,327
598	Simpson Manufacturing Co., Inc.	98,311
483	SiteOne Landscape Supply, Inc.*	61,008
791	Snap-on, Inc.	269,865
9,515	Southwest Airlines Co.	295,536
1,603	Spirit AeroSystems Holdings, Inc., Class A*	55,945
3,449	SS&C Technologies Holdings, Inc.	307,133
772	Standardaero, Inc.*	21,794
2,464	Stanley Black & Decker, Inc.	213,210
3,345	Tetra Tech, Inc.	97,641
2,974	Textron, Inc.	222,247
1,083	Timken Co. (The)	87,723
1,669	Toro Co. (The)	133,871
2,400	Trane Technologies PLC	848,880
702	TransDigm Group, Inc.	959,774
2,903	TransUnion	268,324
883	U-Haul Holding Co.	54,349
5,092	Union Pacific Corp.	1,256,145
5,203	United Airlines Holdings, Inc.*	488,093
11,639	United Parcel Service, Inc., Class B	1,385,390
811	United Rentals, Inc.	520,922
315	Valmont Industries, Inc.	109,737
2,127	Veralto Corp.	212,190
2,103	Vestis Corp.	24,921
117	W.W. Grainger, Inc.	119,482
520	Watsco, Inc.	262,252
722	WESCO International, Inc.	130,299

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
2,738	Westinghouse Air Brake Technologies Corp.	$507,516
2,107	WillScot Holdings Corp.*	69,426
937	Woodward, Inc.	177,088
3,823	Xylem, Inc.	500,392

		58,636,381

Information Technology – 9.0%
10,011	Accenture PLC, Class A (Ireland)	3,488,833
8,695	Advanced Micro Devices, Inc.*	868,283
2,427	Akamai Technologies, Inc.*	195,810
1,946	Allegro MicroSystems, Inc. (Japan)*	43,396
1,796	Amdocs Ltd.	156,701
1,777	Amkor Technology, Inc.	37,495
7,839	Amphenol Corp., Class A	522,077
7,901	Analog Devices, Inc.	1,817,704
1,412	ANSYS, Inc.*	470,549
1,100	Applied Materials, Inc.	173,877
821	Arrow Electronics, Inc.*	88,725
457	Aspen Technology, Inc.*	121,219
1,635	Astera Labs, Inc.*	121,562
1,464	Avnet, Inc.	73,991
1,199	BILL Holdings, Inc.*	66,185
6,351	CCC Intelligent Solutions Holdings, Inc.*	64,717
1,086	CDW Corp.	193,525
2,291	Ciena Corp.*	182,295
819	Cirrus Logic, Inc.*	85,348
63,599	Cisco Systems, Inc.	4,077,332
2,579	Cognex Corp.	84,591
7,943	Cognizant Technology Solutions Corp., Class A	661,890
1,990	Coherent Corp.*	149,628
12,227	Corning, Inc.	613,184
802	Crane NXT Co.	44,768
3,645	Dell Technologies, Inc., Class C	374,560
915	Dolby Laboratories, Inc., Class A	74,673
1,012	DoubleVerify Holdings, Inc.*	14,067
2,775	Dropbox, Inc., Class A*	72,094
2,870	DXC Technology Co.*	52,722
798	EPAM Systems, Inc.*	164,500
914	F5, Inc.*	267,281
76	Fair Isaac Corp.*	143,363
1,715	First Solar, Inc.*	233,549
1,815	Fortinet, Inc.*	196,038
8,667	Gen Digital, Inc.	236,869
1,444	GLOBALFOUNDRIES, Inc.*	55,984
133	Globant SA*	20,020
726	Guidewire Software, Inc.*	146,158
20,664	Hewlett Packard Enterprise Co.	409,354
11,806	HP, Inc.	364,451
722	Informatica, Inc., Class A*	13,834
67,912	Intel Corp.	1,611,552
14,600	International Business Machines Corp.	3,685,624
475	IPG Photonics Corp.*	27,640
1,603	Jabil, Inc.	248,337
5,081	Juniper Networks, Inc.	183,932

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
2,792	Keysight Technologies, Inc.*	$445,408
3,623	Kyndryl Holdings, Inc.*	137,964
280	Lattice Semiconductor Corp.*	17,455
361	Littelfuse, Inc.	83,792
1,085	Lumentum Holdings, Inc.*	76,308
860	MACOM Technology Solutions Holdings, Inc.*	99,468
12,585	Marvell Technology, Inc.	1,155,555
8,421	Microchip Technology, Inc.	495,660
17,565	Micron Technology, Inc.	1,644,611
2,429	MicroStrategy, Inc., Class A*	620,439
1,007	MKS Instruments, Inc.	92,463
1,394	Motorola Solutions, Inc.	613,667
470	nCino, Inc.*	14,716
1,780	NetApp, Inc.	177,662
2,787	Nutanix, Inc., Class A*	214,292
1,375	Okta, Inc.*	124,424
6,822	ON Semiconductor Corp.*	320,975
557	Onto Innovation, Inc.*	81,133
765	PTC, Inc.*	125,177
651	Pure Storage, Inc., Class A*	34,158
1,503	Qorvo, Inc.*	109,253
1,138	QUALCOMM, Inc.	178,859
1,719	Roper Technologies, Inc.	1,004,756
2,264	Salesforce, Inc.	674,332
1,828	Sandisk Corp.*	85,642
3,678	SentinelOne, Inc., Class A*	75,877
2,538	Skyworks Solutions, Inc.	169,183
1,168	TD SYNNEX Corp.	160,588
758	Teledyne Technologies, Inc.*	390,385
185	Teradyne, Inc.	20,324
12,694	Texas Instruments, Inc.	2,487,897
3,861	Trimble, Inc.*	277,915
1,950	Twilio, Inc., Class A*	233,863
131	Tyler Technologies, Inc.*	79,704
841	UiPath, Inc., Class A*	10,344
2,636	Unity Software, Inc.*	67,587
361	Universal Display Corp.	55,457
1,239	VeriSign, Inc.*	294,733
2,439	Vontier Corp.	91,097
5,485	Western Digital Corp.*	268,381
1,986	Wolfspeed, Inc.*	11,479
636	Zebra Technologies Corp., Class A*	200,372
4,167	Zoom Communications, Inc., Class A*	307,108

		36,830,750

Materials – 4.2%
3,515	Air Products and Chemicals, Inc.	1,111,267
1,839	Albemarle Corp.	141,658
4,005	Alcoa Corp.	133,166
22,887	Amcor PLC	231,616
1,083	AptarGroup, Inc.	158,930
728	Ashland, Inc.	44,277
1,964	ATI, Inc.*	114,226
821	Avery Dennison Corp.	154,323
3,515	Axalta Coating Systems Ltd.*	127,278
4,864	Ball Corp.	256,284

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – (continued)
1,808	Berry Global Group, Inc.	$130,483
1,324	Celanese Corp.	67,445
2,879	CF Industries Holdings, Inc.	233,257
2,170	Chemours Co. (The)	32,442
5,043	Cleveland-Cliffs, Inc.*	54,666
11,137	Corteva, Inc.	701,408
10,978	CRH PLC	1,125,465
1,831	Crown Holdings, Inc.	164,113
11,226	Dow, Inc.	427,823
6,689	DuPont de Nemours, Inc.	546,960
156	Eagle Materials, Inc.	35,289
1,831	Eastman Chemical Co.	179,163
487	Ecolab, Inc.	131,008
3,550	Element Solutions, Inc.	92,690
2,013	FMC Corp.	74,280
22,812	Freeport-McMoRan, Inc.	841,991
4,819	Graphic Packaging Holding Co.	128,571
2,595	Huntsman Corp.	43,933
4,098	International Flavors & Fragrances, Inc.	335,257
8,369	International Paper Co.	471,593
7,663	Linde PLC	3,579,004
343	Louisiana-Pacific Corp.	34,187
4,111	LyondellBasell Industries NV, Class A	315,848
904	Martin Marietta Materials, Inc.	436,759
5,064	Mosaic Co. (The)	121,131
1,797	MP Materials Corp.*	43,146
138	NewMarket Corp.	78,675
18,393	Newmont Corp.	787,956
3,800	Nucor Corp.	522,386
1,882	Olin Corp.	47,784
1,441	Packaging Corp. of America	307,063
3,755	PPG Industries, Inc.	425,141
888	Reliance, Inc.	263,878
1,083	Royal Gold, Inc.	159,201
1,545	RPM International, Inc.	191,410
682	Scotts Miracle-Gro Co. (The)	39,945
2,161	Sealed Air Corp.	73,863
334	Sherwin-Williams Co. (The)	120,998
1,318	Silgan Holdings, Inc.	71,581
8,215	Smurfit WestRock PLC	427,755
1,536	Sonoco Products Co.	73,452
2,398	Steel Dynamics, Inc.	323,898
3,530	United States Steel Corp.	141,977
1,542	Vulcan Materials Co.	381,352
498	Westlake Corp.	55,925

		17,315,177

Real Estate – 4.7%
1,567	Agree Realty Corp. REIT	115,645
2,793	Alexandria Real Estate Equities, Inc. REIT	285,612
5,399	American Homes 4 Rent, Class A REIT	199,817
4,556	Americold Realty Trust, Inc. REIT	104,469
2,241	AvalonBay Communities, Inc. REIT	506,869

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
4,742	Brixmor Property Group, Inc. REIT	$132,586
2,517	BXP, Inc. REIT	178,531
1,670	Camden Property Trust REIT	207,180
4,858	CBRE Group, Inc., Class A*	689,545
6,436	CoStar Group, Inc.*	490,745
2,445	Cousins Properties, Inc. REIT	74,157
6,934	Crown Castle, Inc. REIT	652,489
3,549	CubeSmart REIT	146,503
5,286	Digital Realty Trust, Inc. REIT	826,308
798	EastGroup Properties, Inc. REIT	145,914
1,165	EPR Properties REIT	61,827
1,474	Equinix, Inc. REIT	1,333,410
2,957	Equity LifeStyle Properties, Inc. REIT	202,791
6,047	Equity Residential REIT	448,506
1,038	Essex Property Trust, Inc. REIT	323,410
3,345	Extra Space Storage, Inc. REIT	510,313
1,312	Federal Realty Investment Trust REIT	138,311
2,136	First Industrial Realty Trust, Inc. REIT	121,923
4,114	Gaming and Leisure Properties, Inc. REIT	206,317
6,073	Healthcare Realty Trust, Inc. REIT	104,030
11,314	Healthpeak Properties, Inc. REIT	231,484
1,797	Highwoods Properties, Inc. REIT	52,347
11,243	Host Hotels & Resorts, Inc. REIT	181,350
440	Howard Hughes Holdings, Inc.*	34,848
9,718	Invitation Homes, Inc. REIT	330,509
1,995	Iron Mountain, Inc. REIT	185,874
479	Jones Lang LaSalle, Inc.*	130,235
1,872	Kilroy Realty Corp. REIT	66,830
10,488	Kimco Realty Corp. REIT	231,785
1,052	Lamar Advertising Co., Class A REIT	130,690
977	Lineage, Inc. REIT	58,864
9,433	Medical Properties Trust, Inc. REIT	55,655
1,815	Mid-America Apartment Communities, Inc. REIT	305,138
2,028	Millrose Properties, Inc. REIT*	46,360
1,123	National Storage Affiliates Trust REIT	43,370
2,867	NNN REIT, Inc. REIT	121,704
3,926	Omega Healthcare Investors, Inc. REIT	144,634
3,387	Park Hotels & Resorts, Inc. REIT	41,592
14,710	Prologis, Inc. REIT	1,822,863
2,130	Public Storage REIT	646,711
2,499	Rayonier, Inc. REIT	66,199
13,712	Realty Income Corp. REIT	781,995
2,920	Regency Centers Corp. REIT	223,964
3,425	Rexford Industrial Realty, Inc. REIT	141,521

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
1,729	SBA Communications Corp. REIT	$376,749
70	Seaport Entertainment Group, Inc.*	1,639
3,804	Simon Property Group, Inc. REIT	707,886
2,874	STAG Industrial, Inc. REIT	103,407
1,983	Sun Communities, Inc. REIT	269,985
5,221	UDR, Inc. REIT	235,885
6,396	Ventas, Inc. REIT	442,475
16,584	VICI Properties, Inc. REIT	538,814
2,739	Vornado Realty Trust REIT	115,148
3,475	W.P. Carey, Inc. REIT	223,130
9,814	Welltower, Inc. REIT	1,506,547
11,646	Weyerhaeuser Co. REIT	350,545
776	Zillow Group, Inc., Class A*	57,727
2,497	Zillow Group, Inc., Class C*	191,420

		19,405,087

Utilities – 4.6%
11,319	AES Corp. (The)	131,187
4,098	Alliant Energy Corp.	264,444
4,229	Ameren Corp.	429,497
8,363	American Electric Power Co., Inc.	886,896
3,114	American Water Works Co., Inc.	423,411
2,424	Atmos Energy Corp.	368,763
2,123	Brookfield Renewable Corp. (Canada)	59,126
10,065	CenterPoint Energy, Inc.	346,035
722	Clearway Energy, Inc., Class A	19,104
1,444	Clearway Energy, Inc., Class C	40,461
4,758	CMS Energy Corp.	347,572
5,498	Consolidated Edison, Inc.	558,157
4,205	Constellation Energy Corp.	1,053,542
13,319	Dominion Energy, Inc.	754,122
3,296	DTE Energy Co.	440,675
12,303	Duke Energy Corp.	1,445,479
6,053	Edison International	329,525
6,773	Entergy Corp.	591,351
4,031	Essential Utilities, Inc.	153,097
3,528	Evergy, Inc.	243,115
5,598	Eversource Energy	352,730
15,914	Exelon Corp.	703,399
9,164	FirstEnergy Corp.	355,288
821	IDACORP, Inc.	96,804
3,220	MDU Resources Group, Inc.	55,545
1,425	National Fuel Gas Co.	107,160
32,677	NextEra Energy, Inc.	2,292,945
7,120	NiSource, Inc.	290,567
1,944	NRG Energy, Inc.	205,500
3,155	OGE Energy Corp.	146,013
34,052	PG&E Corp.	556,410
1,801	Pinnacle West Capital Corp.	166,665
11,748	PPL Corp.	413,647

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
7,962	Public Service Enterprise Group, Inc.	$646,116
10,068	Sempra	720,567
17,464	Southern Co. (The)	1,568,093
3,359	UGI Corp.	114,743
5,071	WEC Energy Group, Inc.	541,025
9,149	Xcel Energy, Inc.	659,643

		18,878,419

TOTAL COMMON STOCKS (Cost $368,304,263)		409,951,372

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
1,484,210	4.253%	1,484,210
(Cost $1,484,210)

TOTAL INVESTMENTS – 99.8% (Cost $369,788,473)		$411,435,582

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		782,556

NET ASSETS – 100.0%		$412,218,138

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® RUSSELL 1000 VALUE EQUITY ETF

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-MINI RUSS 1000 VMAR25	21	03/21/25	$ 2,008,965	$18,536

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%

Communication Services – 9.9%
299,783	Alphabet, Inc., Class A	$51,047,049
265,117	Alphabet, Inc., Class C	45,658,450
368,397	AT&T, Inc.	10,097,762
4,834	Charter Communications, Inc., Class A*	1,757,497
194,256	Comcast Corp., Class A	6,969,905
12,447	Electronic Arts, Inc.	1,607,157
11,259	Fox Corp., Class A	648,518
6,684	Fox Corp., Class B	361,404
7,526	Live Nation Entertainment, Inc.*	1,078,927
111,534	Meta Platforms, Inc., Class A	74,527,019
21,438	Netflix, Inc.*	21,021,245
10,084	Omnicom Group, Inc.	834,552
30,578	Pinterest, Inc., Class A*	1,130,775
25,698	ROBLOX Corp., Class A*	1,635,421
53,303	Snap, Inc., Class A*	546,356
7,341	Spotify Technology SA*	4,463,401
8,403	Take-Two Interactive Software, Inc.*	1,781,268
24,954	T-Mobile US, Inc.	6,729,844
22,766	Trade Desk, Inc. (The), Class A*	1,600,905
216,345	Verizon Communications, Inc.	9,324,470
93,264	Walt Disney Co. (The)	10,613,443
115,031	Warner Bros Discovery, Inc.*	1,318,255
6,396	Warner Music Group Corp., Class A	215,545

		254,969,168

Consumer Discretionary – 10.8%
21,447	Airbnb, Inc., Class A*	2,978,345
482,531	Amazon.com, Inc.*	102,431,681
12,035	Aptiv PLC (Jersey)*	783,719
865	AutoZone, Inc.*	3,021,454
10,019	Best Buy Co., Inc.	900,808
1,689	Booking Holdings, Inc.	8,472,041
51,285	Carnival Corp.*	1,227,250
5,758	Carvana Co.*	1,342,190
69,568	Chipotle Mexican Grill, Inc.*	3,754,585
56,238	Coupang, Inc. (South Korea)*	1,332,841
14,566	D.R. Horton, Inc.	1,847,115
6,000	Darden Restaurants, Inc.	1,202,760
1,817	Domino’s Pizza, Inc.	889,803
16,562	DoorDash, Inc., Class A*	3,286,563
23,872	DraftKings, Inc., Class A*	1,047,026
24,557	eBay, Inc.	1,589,820
6,276	Expedia Group, Inc.*	1,242,397
9,068	Flutter Entertainment PLC (United Kingdom)*	2,544,390
202,118	Ford Motor Co.	1,930,227
7,889	Garmin Ltd.	1,806,029
56,345	General Motors Co.	2,768,230
7,072	Genuine Parts Co.	883,151
12,292	Hilton Worldwide Holdings, Inc.	3,256,888
51,038	Home Depot, Inc. (The)	20,241,671
17,647	Las Vegas Sands Corp.	788,997
12,071	Lennar Corp., Class A	1,444,054
403	Lennar Corp., Class B	46,627
29,008	Lowe’s Cos., Inc.	7,212,549
5,520	Lululemon Athletica, Inc.*	2,018,167

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
12,071	Marriott International, Inc., Class A	$3,385,312
36,806	McDonald’s Corp.	11,348,394
2,413	MercadoLibre, Inc. (Brazil)*	5,120,072
59,872	NIKE, Inc., Class B	4,755,633
146	NVR, Inc.*	1,057,855
2,983	O’Reilly Automotive, Inc.*	4,097,568
10,437	PulteGroup, Inc.	1,077,933
16,649	Ross Stores, Inc.	2,336,188
12,770	Royal Caribbean Cruises Ltd.	3,142,697
57,149	Starbucks Corp.	6,618,426
143,648	Tesla, Inc.*	42,085,991
57,958	TJX Cos., Inc. (The)	7,230,840
27,398	Tractor Supply Co.	1,516,479
2,340	Ulta Beauty, Inc.*	857,282
14,423	Yum! Brands, Inc.	2,255,325

		279,177,373

Consumer Staples – 5.8%
87,045	Altria Group, Inc.	4,861,463
24,401	Archer-Daniels-Midland Co.	1,151,727
2,510	Brown-Forman Corp., Class A	82,906
15,739	Brown-Forman Corp., Class B	521,118
12,565	Church & Dwight Co., Inc.	1,397,228
6,358	Clorox Co. (The)	994,328
199,383	Coca-Cola Co. (The)	14,198,063
42,004	Colgate-Palmolive Co.	3,829,505
8,105	Constellation Brands, Inc., Class A	1,422,428
22,740	Costco Wholesale Corp.	23,845,391
11,240	Dollar General Corp.	833,783
10,695	Dollar Tree, Inc.*	779,238
11,050	Estee Lauder Cos., Inc. (The), Class A	794,605
28,474	General Mills, Inc.	1,726,094
7,569	Hershey Co. (The)	1,307,242
14,896	Hormel Foods Corp.	426,472
13,323	Kellanova	1,104,477
98,979	Kenvue, Inc.	2,335,904
57,992	Keurig Dr Pepper, Inc.	1,943,892
17,091	Kimberly-Clark Corp.	2,427,093
40,584	Kraft Heinz Co. (The)	1,246,335
34,536	Kroger Co. (The)	2,238,624
12,958	McCormick & Co., Inc.	1,070,460
68,532	Mondelez International, Inc., Class A	4,401,810
35,496	Monster Beverage Corp.*	1,939,856
70,576	PepsiCo, Inc.	10,831,299
79,820	Philip Morris International, Inc.	12,394,450
120,729	Procter & Gamble Co. (The)	20,987,529
25,250	Sysco Corp.	1,907,385
23,509	Target Corp.	2,920,758
14,476	Tyson Foods, Inc., Class A	887,958
224,602	Walmart, Inc.	22,148,003

		148,957,424

Energy – 3.3%
50,811	Baker Hughes Co.	2,265,663
11,374	Cheniere Energy, Inc.	2,599,642

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Energy – (continued)
86,210	Chevron Corp.	$13,674,630
66,416	ConocoPhillips	6,585,146
38,377	Coterra Energy, Inc.	1,035,795
32,796	Devon Energy Corp.	1,187,871
9,678	Diamondback Energy, Inc.	1,538,415
28,875	EOG Resources, Inc.	3,665,393
225,728	Exxon Mobil Corp.	25,130,298
45,000	Halliburton Co.	1,186,650
14,282	Hess Corp.	2,127,161
100,893	Kinder Morgan, Inc.	2,734,200
16,501	Marathon Petroleum Corp.	2,478,120
37,739	Occidental Petroleum Corp.	1,843,173
29,953	ONEOK, Inc.	3,006,982
21,183	Phillips 66	2,747,223
72,438	Schlumberger NV	3,017,767
11,046	Targa Resources Corp.	2,228,199
16,402	Valero Energy Corp.	2,144,234
62,680	Williams Cos., Inc. (The)	3,646,722

		84,843,284

Financials – 14.1%
25,982	Aflac, Inc.	2,844,250
13,450	Allstate Corp. (The)	2,678,567
28,449	American Express Co.	8,562,011
31,852	American International Group, Inc.	2,641,805
4,978	Ameriprise Financial, Inc.	2,674,679
10,015	Aon PLC, Class A	4,097,337
20,833	Apollo Global Management, Inc.	3,109,742
18,368	Arch Capital Group Ltd.	1,706,571
9,442	Ares Management Corp., Class A	1,614,015
12,709	Arthur J Gallagher & Co.	4,292,338
341,805	Bank of America Corp.	15,757,210
37,361	Bank of New York Mellon Corp. (The)	3,323,261
67,904	Berkshire Hathaway, Inc., Class B*	34,891,112
7,893	Blackrock, Inc.	7,717,618
36,795	Blackstone, Inc.	5,929,882
28,359	Block, Inc.*	1,851,843
19,430	Capital One Financial Corp.	3,896,686
5,433	Cboe Global Markets, Inc.	1,145,276
76,703	Charles Schwab Corp. (The)	6,100,190
20,701	Chubb Ltd.	5,909,721
7,979	Cincinnati Financial Corp.	1,179,376
94,327	Citigroup, Inc.	7,541,444
22,538	Citizens Financial Group, Inc.	1,031,564
18,452	CME Group, Inc.	4,682,564
10,192	Coinbase Global, Inc., Class A*	2,197,599
3,477	Corpay, Inc.*	1,276,233
12,806	Discover Financial Services	2,499,603
1,696	Everest Group Ltd.	599,061
13,326	Fidelity National Financial, Inc.	859,927
27,652	Fidelity National Information Services, Inc.	1,966,610
34,988	Fifth Third Bancorp	1,520,928
29,017	Fiserv, Inc.*	6,839,017
13,207	Global Payments, Inc.	1,390,433

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
16,053	Goldman Sachs Group, Inc. (The)(a)	$9,989,622
14,838	Hartford Insurance Group, Inc. (The)	1,755,039
74,047	Huntington Bancshares, Inc.	1,219,554
5,214	Interactive Brokers Group, Inc., Class A	1,065,742
29,145	Intercontinental Exchange, Inc.	5,048,788
144,214	JPMorgan Chase & Co.	38,166,235
47,999	KeyCorp	831,343
34,462	KKR & Co., Inc.	4,672,703
9,448	Loews Corp.	818,858
8,534	M&T Bank Corp.	1,636,138
653	Markel Group, Inc.*	1,262,536
25,236	Marsh & McLennan Cos., Inc.	6,002,130
41,851	Mastercard, Inc., Class A	24,119,150
29,769	MetLife, Inc.	2,565,492
8,043	Moody’s Corp.	4,053,189
63,318	Morgan Stanley	8,428,259
3,899	MSCI, Inc.	2,302,398
21,169	Nasdaq, Inc.	1,752,370
10,152	Northern Trust Corp.	1,118,953
51,464	PayPal Holdings, Inc.*	3,656,517
20,344	PNC Financial Services Group, Inc. (The)	3,904,420
11,738	Principal Financial Group, Inc.	1,045,152
30,001	Progressive Corp. (The)	8,460,282
18,329	Prudential Financial, Inc.	2,109,668
9,467	Raymond James Financial, Inc.	1,464,261
47,243	Regions Financial Corp.	1,120,132
6,699	Rocket Cos., Inc., Class A*	93,786
15,931	S&P Global, Inc.	8,503,012
15,012	State Street Corp.	1,489,641
19,967	Synchrony Financial	1,211,598
11,358	T. Rowe Price Group, Inc.	1,200,768
11,620	Travelers Cos., Inc. (The)	3,003,654
68,448	Truist Financial Corp.	3,172,565
77,424	US Bancorp	3,631,186
88,790	Visa, Inc., Class A	32,205,021
15,646	W R Berkley Corp.	986,950
171,015	Wells Fargo & Co.	13,393,895
5,175	Willis Towers Watson PLC	1,757,689

		363,547,169

Health Care – 10.8%
88,706	Abbott Laboratories	12,242,315
90,734	AbbVie, Inc.	18,966,128
14,720	Agilent Technologies, Inc.	1,882,982
3,695	Align Technology, Inc.*	691,076
6,378	Alnylam Pharmaceuticals, Inc.*	1,573,772
27,550	Amgen, Inc.	8,487,053
33,542	Avantor, Inc.*	560,151
25,964	Baxter International, Inc.	896,018
14,948	Becton Dickinson & Co.	3,371,222
7,421	Biogen, Inc.*	1,042,651
75,518	Boston Scientific Corp.*	7,838,013
104,149	Bristol-Myers Squibb Co.	6,209,363
12,530	Cardinal Health, Inc.	1,622,384
8,889	Cencora, Inc.	2,253,717

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
25,756	Centene Corp.*	$1,497,969
14,130	Cigna Group (The)	4,364,051
10,170	Cooper Cos., Inc. (The)*	919,165
64,887	CVS Health Corp.	4,264,374
33,038	Danaher Corp.	6,863,975
20,312	Dexcom, Inc.*	1,794,971
29,819	Edwards Lifesciences Corp.*	2,135,637
11,896	Elevance Health, Inc.	4,721,284
43,614	Eli Lilly & Co.	40,152,357
23,452	GE HealthCare Technologies, Inc.	2,048,532
64,168	Gilead Sciences, Inc.	7,335,044
9,413	HCA Healthcare, Inc.	2,883,202
11,574	Hologic, Inc.*	733,676
6,215	Humana, Inc.	1,680,660
4,170	IDEXX Laboratories, Inc.*	1,822,749
8,139	Illumina, Inc.*	722,255
18,259	Intuitive Surgical, Inc.*	10,465,146
9,193	IQVIA Holdings, Inc.*	1,735,638
123,720	Johnson & Johnson	20,416,274
4,367	Labcorp Holdings, Inc.	1,096,292
6,517	McKesson Corp.	4,172,574
65,894	Medtronic PLC	6,063,566
129,956	Merck & Co., Inc.	11,988,441
1,069	Mettler-Toledo International, Inc.*	1,360,538
17,060	Moderna, Inc.*	528,178
291,230	Pfizer, Inc.	7,697,209
5,731	Quest Diagnostics, Inc.	990,890
5,354	Regeneron Pharmaceuticals, Inc.	3,741,054
7,477	ResMed, Inc.	1,746,029
19,354	Royalty Pharma PLC, Class A	651,069
5,065	STERIS PLC	1,110,552
16,359	Stryker Corp.	6,317,682
19,616	Thermo Fisher Scientific, Inc.	10,376,079
47,218	UnitedHealth Group, Inc.	22,426,661
7,575	Veeva Systems, Inc., Class A*	1,697,861
13,222	Vertex Pharmaceuticals, Inc.*	6,343,783
3,036	Waters Corp.*	1,145,604
3,703	West Pharmaceutical Services, Inc.	860,355
10,221	Zimmer Biomet Holdings, Inc.	1,066,255
23,289	Zoetis, Inc.	3,894,852

		279,469,328

Industrials – 8.1%
27,912	3M Co.	4,329,710
11,849	AMETEK, Inc.	2,243,016
20,936	Automatic Data Processing, Inc.	6,598,609
3,688	Axon Enterprise, Inc.*	1,948,924
36,788	Boeing Co. (The)*	6,424,289
6,053	Broadridge Financial Solutions, Inc.	1,460,105
43,329	Carrier Global Corp.	2,807,719
24,777	Caterpillar, Inc.	8,522,049
17,610	Cintas Corp.	3,654,075
43,638	Copart, Inc.*	2,391,362
98,841	CSX Corp.	3,163,900
7,017	Cummins, Inc.	2,583,519

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
12,837	Deere & Co.	$6,171,901
32,999	Delta Air Lines, Inc.	1,983,900
7,151	Dover Corp.	1,421,404
20,201	Eaton Corp. PLC	5,925,357
29,366	Emerson Electric Co.	3,571,199
6,265	Equifax, Inc.	1,536,178
7,379	Expeditors International of Washington, Inc.	865,999
29,388	Fastenal Co.	2,225,553
11,529	FedEx Corp.	3,030,974
9,707	Ferguson Enterprises, Inc.	1,722,993
18,090	Fortive Corp.	1,438,879
14,078	GE Vernova, Inc.	4,718,664
11,620	General Dynamics Corp.	2,935,212
55,575	General Electric Co.	11,502,914
33,390	Honeywell International, Inc.	7,108,397
20,734	Howmet Aerospace, Inc.	2,832,264
15,162	Illinois Tool Works, Inc.	4,002,465
20,802	Ingersoll Rand, Inc.	1,763,594
4,244	J.B. Hunt Transport Services, Inc.	684,090
33,793	Johnson Controls International PLC	2,894,708
9,711	L3Harris Technologies, Inc.	2,001,534
7,020	Leidos Holdings, Inc.	912,389
12,224	Lockheed Martin Corp.	5,505,323
11,191	Masco Corp.	841,339
11,619	Norfolk Southern Corp.	2,855,369
7,511	Northrop Grumman Corp.	3,468,129
9,621	Old Dominion Freight Line, Inc.	1,698,107
20,585	Otis Worldwide Corp.	2,053,971
26,553	PACCAR, Inc.	2,847,544
6,549	Parker-Hannifin Corp.	4,378,072
16,556	Paychex, Inc.	2,511,049
7,407	Quanta Services, Inc.	1,923,079
10,632	Republic Services, Inc.	2,519,997
5,888	Rockwell Automation, Inc.	1,690,739
15,270	Rollins, Inc.	799,995
68,356	RTX Corp.	9,090,664
2,667	Snap-on, Inc.	909,900
30,585	Southwest Airlines Co.	949,970
11,211	SS&C Technologies Holdings, Inc.	998,340
11,571	Trane Technologies PLC	4,092,663
2,814	TransDigm Group, Inc.	3,847,301
9,947	TransUnion	919,401
104,187	Uber Technologies, Inc.*	7,919,254
31,113	Union Pacific Corp.	7,675,266
16,836	United Airlines Holdings, Inc.*	1,579,385
37,318	United Parcel Service, Inc., Class B	4,441,962
3,379	United Rentals, Inc.	2,170,399
7,213	Verisk Analytics, Inc.	2,141,612
17,518	Vertiv Holdings Co., Class A	1,667,188
2,281	W.W. Grainger, Inc.	2,329,380
20,611	Waste Management, Inc.	4,797,829
8,756	Westinghouse Air Brake Technologies Corp.	1,623,012

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
12,222	Xylem, Inc.	$1,599,738

		209,223,822

Information Technology – 30.7%
32,099	Accenture PLC, Class A (Ireland)	11,186,502
22,609	Adobe, Inc.*	9,915,403
82,688	Advanced Micro Devices, Inc.*	8,257,224
5,909	Amdocs Ltd.	515,560
61,180	Amphenol Corp., Class A	4,074,588
25,422	Analog Devices, Inc.	5,848,585
4,448	ANSYS, Inc.*	1,482,296
756,083	Apple, Inc.	182,851,113
41,709	Applied Materials, Inc.	6,592,942
11,534	AppLovin Corp., Class A*	3,757,085
53,153	Arista Networks, Inc.*	4,945,887
4,929	ARM Holdings PLC ADR*	649,100
8,216	Atlassian Corp., Class A*	2,335,480
11,037	Autodesk, Inc.*	3,026,456
236,091	Broadcom, Inc.	47,083,628
14,037	Cadence Design Systems, Inc.*	3,516,269
6,927	CDW Corp.	1,234,391
205,163	Cisco Systems, Inc.	13,153,000
15,315	Cloudflare, Inc., Class A*	2,225,269
25,445	Cognizant Technology Solutions Corp., Class A	2,120,332
39,582	Corning, Inc.	1,985,037
11,769	Crowdstrike Holdings, Inc., Class A*	4,585,909
15,510	Datadog, Inc., Class A*	1,807,691
15,493	Dell Technologies, Inc., Class C	1,592,061
1,234	Fair Isaac Corp.*	2,327,756
31,567	Fortinet, Inc.*	3,409,552
3,838	Gartner, Inc.*	1,912,552
28,490	Gen Digital, Inc.	778,632
3,899	GLOBALFOUNDRIES, Inc.*	151,164
66,281	Hewlett Packard Enterprise Co.	1,313,027
48,108	HP, Inc.	1,485,094
2,500	HubSpot, Inc.*	1,809,975
220,145	Intel Corp.	5,224,041
47,474	International Business Machines Corp.	11,984,337
13,997	Intuit, Inc.	8,591,918
8,953	Keysight Technologies, Inc.*	1,428,272
6,868	KLA Corp.	4,868,313
65,980	Lam Research Corp.	5,063,305
44,114	Marvell Technology, Inc.	4,050,547
27,549	Microchip Technology, Inc.	1,621,534
57,138	Micron Technology, Inc.	5,349,831
376,828	Microsoft Corp.	149,596,948
11,600	MicroStrategy, Inc., Class A*	2,962,988
3,604	MongoDB, Inc.*	963,818
2,430	Monolithic Power Systems, Inc.	1,484,754
8,561	Motorola Solutions, Inc.	3,768,723
10,587	NetApp, Inc.	1,056,688
1,208,662	NVIDIA Corp.	150,986,057
22,153	ON Semiconductor Corp.*	1,042,299
83,240	Oracle Corp.	13,822,834
103,505	Palantir Technologies, Inc., Class A*	8,789,645

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
33,100	Palo Alto Networks, Inc.*	$6,303,233
57,031	QUALCOMM, Inc.	8,963,562
5,491	Roper Technologies, Inc.	3,209,490
47,717	Salesforce, Inc.	14,212,508
5,840	Sandisk Corp.*	273,604
9,940	Seagate Technology Holdings PLC	1,012,985
10,578	ServiceNow, Inc.*	9,835,001
8,178	Skyworks Solutions, Inc.	545,145
16,021	Snowflake, Inc., Class A*	2,837,319
25,696	Super Micro Computer, Inc.*	1,065,356
7,910	Synopsys, Inc.*	3,617,085
15,350	TE Connectivity PLC (Switzerland)	2,364,361
7,980	Teradyne, Inc.	876,683
46,734	Texas Instruments, Inc.	9,159,397
12,704	Trimble, Inc.*	914,434
4,250	VeriSign, Inc.*	1,010,990
17,522	Western Digital Corp.*	857,351
10,680	Workday, Inc., Class A*	2,812,471
2,624	Zebra Technologies Corp., Class A*	826,691
13,627	Zoom Communications, Inc., Class A*	1,004,310
4,784	Zscaler, Inc.*	938,764

		793,227,152

Materials – 1.9%
11,279	Air Products and Chemicals, Inc.	3,565,856
15,212	Ball Corp.	801,520
35,296	Corteva, Inc.	2,222,942
35,112	CRH PLC	3,599,682
36,412	Dow, Inc.	1,387,661
19,482	DuPont de Nemours, Inc.	1,593,043
13,014	Ecolab, Inc.	3,500,896
73,518	Freeport-McMoRan, Inc.	2,713,549
13,131	International Flavors & Fragrances, Inc.	1,074,247
17,688	International Paper Co.	996,719
24,429	Linde PLC	11,409,564
13,123	LyondellBasell Industries NV, Class A	1,008,240
3,175	Martin Marietta Materials, Inc.	1,533,970
58,502	Newmont Corp.	2,506,226
12,038	Nucor Corp.	1,654,864
4,557	Packaging Corp. of America	971,051
12,095	PPG Industries, Inc.	1,369,396
11,977	Sherwin-Williams Co. (The)	4,338,908
4,515	Southern Copper Corp. (Mexico)	401,519
6,837	Vulcan Materials Co.	1,690,859

		48,340,712

Real Estate – 2.1%
8,025	Alexandria Real Estate Equities, Inc. REIT	820,636
24,071	American Tower Corp. REIT	4,949,479
7,317	AvalonBay Communities, Inc. REIT	1,654,959
15,657	CBRE Group, Inc., Class A*	2,222,355

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
20,868	CoStar Group, Inc.*	$1,591,185
22,219	Crown Castle, Inc. REIT	2,090,808
16,794	Digital Realty Trust, Inc. REIT	2,625,238
4,945	Equinix, Inc. REIT	4,473,346
17,598	Equity Residential REIT	1,305,244
3,270	Essex Property Trust, Inc. REIT	1,018,834
10,755	Extra Space Storage, Inc. REIT	1,640,783
36,355	Healthpeak Properties, Inc. REIT	743,823
29,467	Invitation Homes, Inc. REIT	1,002,173
14,913	Iron Mountain, Inc. REIT	1,389,444
6,004	Mid-America Apartment Communities, Inc. REIT	1,009,392
6,196	Millrose Properties, Inc. REIT*	141,641
47,671	Prologis, Inc. REIT	5,907,390
8,143	Public Storage REIT	2,472,378
44,994	Realty Income Corp. REIT	2,566,008
5,525	SBA Communications Corp. REIT	1,203,897
16,713	Simon Property Group, Inc. REIT	3,110,122
20,672	Ventas, Inc. REIT	1,430,089
53,183	VICI Properties, Inc. REIT	1,727,916
31,998	Welltower, Inc. REIT	4,912,013
37,661	Weyerhaeuser Co. REIT	1,133,596

		53,142,749

Utilities – 2.2%
12,957	Alliant Energy Corp.	836,115
13,450	Ameren Corp.	1,365,982
27,084	American Electric Power Co., Inc.	2,872,258
10,019	American Water Works Co., Inc.	1,362,283
7,717	Atmos Energy Corp.	1,173,987
32,502	CenterPoint Energy, Inc.	1,117,419
15,286	CMS Energy Corp.	1,116,642
17,755	Consolidated Edison, Inc.	1,802,488
16,032	Constellation Energy Corp.	4,016,737
43,003	Dominion Energy, Inc.	2,434,830
10,566	DTE Energy Co.	1,412,674
39,662	Duke Energy Corp.	4,659,888

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
19,699	Edison International	$1,072,414
21,660	Entergy Corp.	1,891,135
17,962	Eversource Energy	1,131,786
51,127	Exelon Corp.	2,259,813
28,040	FirstEnergy Corp.	1,087,111
105,637	NextEra Energy, Inc.	7,412,548
110,107	PG&E Corp.	1,799,148
37,953	PPL Corp.	1,336,325
25,696	Public Service Enterprise Group, Inc.	2,085,230
32,407	Sempra	2,319,369
56,034	Southern Co. (The)	5,031,293
17,225	Vistra Corp.	2,302,294
16,240	WEC Energy Group, Inc.	1,732,646
30,578	Xcel Energy, Inc.	2,204,674

		57,837,089

TOTAL COMMON STOCKS (Cost $2,123,566,628)		2,572,735,270

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares
5,447,887	4.253%	5,447,887
(Cost $5,447,887)

TOTAL INVESTMENTS – 99.9% (Cost $2,129,014,515)		$2,578,183,157

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		2,914,954

NET ASSETS – 100.0%		$2,581,098,111

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	23	03/21/25	$ 6,857,738	$(37,332)

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Assets and Liabilities February 28, 2025 (Unaudited)

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF	MarketBeta® Russell 1000 Value Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $92,125,989, $743,987,485, $254,852,235 and $366,795,559, respectively)(a)	$106,884,000	$823,635,106	$279,536,954	$407,732,286

Investments in affiliated issuers, at value (cost $680,666, $1,512,478, $696,058 and $2,992,914, respectively)	680,666	1,512,478	841,333	3,703,296

Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	689,473	12,465,485	—	—

Cash	—	54,952	64,277	42,937

Receivables:

Dividends	181,124	1,276,036	100,564	681,753

Collateral on futures contracts	8,757	—	—	—

Reimbursement from investment adviser	3,001	—	—	—

Foreign tax reclaims	1,756	565,166	—	—

Securities lending income	1,557	2,245	4	50

Collateral on certain derivative contracts	—	80,465	—	126,874

Other assets	—	—	—	5,668

Total assets	108,450,334	839,591,933	280,543,132	412,292,864

Liabilities:

Variation margin on futures contracts	7,472	26,589	—	11,312

Payables:

Payable upon return of securities loaned	689,473	12,465,485	—	—

Foreign capital gains taxes	357,277	—	—	—

Management fees	14,969	50,236	10,434	14,809

Foreign bank overdraft (cost $8,402, $392,991, $– and $–, respectively)	8,423	398,780	—	—

Investments purchased	1,683	33,327	64,277	48,605

Total liabilities	1,079,297	12,974,417	74,711	74,726

Net Assets:

Paid-in capital	96,164,071	729,675,105	232,323,156	346,578,954

Total distributable earnings	11,206,966	96,942,411	48,145,265	65,639,184

NET ASSETS	$107,371,037	$826,617,516	$280,468,421	$412,218,138

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	2,400,000	14,200,000	5,200,000	8,250,000

Net asset value per share:	$44.74	$58.21	$53.94	$49.97

(a)

Includes loaned securities having a market value of $622,663, $10,923,246, $– and $– for MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF, MarketBeta® Russell 1000 Growth Equity ETF and MarketBeta® Russell 1000 Value Equity ETF, respectively.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Assets and Liabilities (continued) February 28, 2025 (Unaudited)

MarketBeta® U.S. Equity ETF

Assets:

Investments in unaffiliated issuers, at value (cost $2,117,085,056)	$2,562,745,648

Investments in affiliated issuers, at value (cost $11,929,459)	15,437,509

Cash	55,262

Receivables:

Dividends	2,652,590

Due from broker	385,472

Other assets	42,481

Total assets	2,581,318,962

Liabilities:

Variation margin on futures contracts	68,131

Payables:

Investments purchased	97,742

Management fees	54,978

Total liabilities	220,851

Net Assets:

Paid-in capital	1,970,102,272

Total distributable earnings	610,995,839

NET ASSETS	$2,581,098,111

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	31,500,000

Net asset value per share:	$81.94

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Operations For the Six Months Ended February 28, 2025 (Unaudited)

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF	MarketBeta® Russell 1000 Value Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $110,879, $701,271, $228 and $1,330, respectively)	$886,188	$7,419,544	$959,132	$4,854,567

Dividends — affiliated issuers	27,189	34,542	16,325	54,957

Securities lending income, net of rebates received or paid to borrowers –unaffiliated issuer	12,618	29,787	481	2,671

Total Investment Income	925,995	7,483,873	975,938	4,912,195

Expenses:

Management fees	237,830	1,017,669	167,812	273,143

Trustee fees	14,035	16,409	14,687	15,272

Total expenses	251,865	1,034,078	182,499	288,415

Less — expense reductions	(51,436)	(208,215)	(379)	(1,197)

Net expenses	200,429	825,863	182,120	287,218

NET INVESTMENT INCOME	725,566	6,658,010	793,818	4,624,977

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(427,370)	(1,952,317)	(50,532)	104,615

Investments — affiliated issuers	—	—	(726)	(4,132)

In-kind redemptions — affiliated issuers	—	—	46,635	304,095

In-kind redemptions — unaffiliated issuers	743,337	35,807,640	24,722,158	26,813,742

Foreign currency transactions	(11,508)	(65,527)	—	—

Futures contracts	(2,448)	(318,924)	(73,706)	(15,268)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $357,276, $–, $– and $–, respectively)	(555,108)	(46,662,188)	(1,242,334)	(13,085,325)

Investments — affiliated issuers	—	—	80,270	181,967

Foreign currency translations	569	(101,882)	—	—

Futures contracts	1,285	(52,599)	26,961	(12,519)

Net realized and unrealized gain (loss)	(251,243)	(13,345,797)	23,508,726	14,287,175

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$474,323	$(6,687,787)	$24,302,544	$18,912,152

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Operations (continued) For the Six Months Ended February 28, 2025 (Unaudited)

MarketBeta® U.S. Equity ETF

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $191)	$15,534,012

Dividends — affiliated issuers	168,405

Interest	62,345

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	5,194

Total Investment Income	15,769,956

Expenses:

Management fees	1,094,484

Trustee fees	21,669

Total expenses	1,116,153

Less — expense reductions	(250,836)

Net expenses	865,317

NET INVESTMENT INCOME	14,904,639

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(4,352,241)

Investments — affiliated issuers	40,480

In-kind redemptions — affiliated issuers	761,243

In-kind redemptions — unaffiliated issuers	180,012,689

Futures contracts	40,367

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(39,441,870)

Investments — affiliated issuers	968,594

Futures contracts	(60,273)

Net realized and unrealized gain	137,968,989

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,873,628

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Changes in Net Assets

	MarketBeta® Emerging Markets Equity ETF		MarketBeta® International Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$725,566	$2,181,777	$6,658,010	$19,302,353

Net realized gain (loss)	302,011	(1,054,111)	33,470,872	22,867,687

Net change in unrealized gain (loss)	(553,254)	11,509,666	(46,816,669)	103,129,115

Net increase (decrease) in net assets resulting from operations	474,323	12,637,332	(6,687,787)	145,299,155

Distributions to shareholders:

From distributable earnings	(2,897,064)	(563,858)	(9,399,282)	(17,490,447)

From share transactions:

Proceeds from sales of shares	–	78,012,311	77,328,312	437,010,046

Cost of shares redeemed	(6,815,694)	–	(123,557,042)	(113,364,206)

Net increase (decrease) in net assets resulting from share transactions	(6,815,694)	78,012,311	(46,228,730)	323,645,840

TOTAL INCREASE (DECREASE)	(9,238,435)	90,085,785	(62,315,799)	451,454,548

Net Assets:

Beginning of period	$116,609,472	$26,523,687	$888,933,315	$437,478,767

End of period	$107,371,037	$116,609,472	$826,617,516	$888,933,315

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Changes in Net Assets (continued)

	MarketBeta® Russell 1000 Growth Equity ETF		MarketBeta® Russell 1000 Value Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)	For the Period November 28, 2023* to August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Period November 28, 2023* to August 31, 2024

From operations:

Net investment income	$793,818	$1,873,603	$4,624,977	$6,229,652

Net realized gain	24,643,829	43,478,682	27,203,052	5,544,844

Net change in unrealized gain (loss)	(1,135,103)	25,965,097	(12,915,877)	54,581,522

Net increase in net assets resulting from operations	24,302,544	71,317,382	18,912,152	66,356,018

Distributions to shareholders:

From distributable earnings	(909,301)	(1,581,591)	(5,222,764)	(4,456,262)

From share transactions:

Proceeds from sales of shares	62,619,738	540,449,167	50,441,138	571,051,348

Cost of shares redeemed	(95,950,944)	(319,778,574)	(166,090,559)	(118,772,933)

Net increase (decrease) in net assets resulting from share transactions	(33,331,206)	220,670,593	(115,649,421)	452,278,415

TOTAL INCREASE (DECREASE)	(9,937,963)	290,406,384	(101,960,033)	514,178,171

Net Assets:

Beginning of period	$290,406,384	$–	$514,178,171	$–

End of period	$280,468,421	$290,406,384	$412,218,138	$514,178,171

*	Commencement of operations.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS

Statements of Changes in Net Assets (continued)

	MarketBeta® U.S. Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024

From operations:

Net investment income	$14,904,639	$24,805,509

Net realized gain	176,502,538	90,056,085

Net change in unrealized gain (loss)	(38,533,549)	366,393,952

Net increase in net assets resulting from operations	152,873,628	481,255,546

Distributions to shareholders:

From distributable earnings	(15,444,577)	(22,458,896)

From share transactions:

Proceeds from sales of shares	502,300,742	1,149,363,956

Cost of shares redeemed	(440,268,346)	(243,460,822)

Net increase in net assets resulting from share transactions	62,032,396	905,903,134

TOTAL INCREASE	199,461,447	1,364,699,784

Net Assets:

Beginning of period	$2,381,636,664	$1,016,936,880

End of period	$2,581,098,111	$2,381,636,664

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Emerging Markets Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,					For the Period May 12, 2020* to August 31, 2020
			2024	2023	2022		2021

Per Share Operating Performance:

Net asset value, beginning of period	$45.73		$40.81	$41.23	$55.68		$48.15	$39.60

Net investment income(a)	0.31		1.06	0.96	1.35	(b)	0.89	0.49

Net realized and unrealized gain (loss)	(0.09)		4.35	(0.34)	(11.93)		8.14	8.06

Total from investment operations	0.22		5.41	0.62	(10.58)		9.03	8.55

Distributions to shareholders from net investment income	(1.21)		(0.49)	(1.04)	(3.87)		(1.50)	–

Net asset value, end of period	$44.74		$45.73	$40.81	$41.23		$55.68	$48.15

Market price, end of period	$44.63		$45.73	$40.81	$41.16		$55.72	$48.36

Total Return at Net Asset Value(c)	0.40%		13.50%	1.61%	(20.01)%		19.35%	21.54%

Net assets, end of period (in 000’s)	$107,371		$116,609	$26,524	$32,981		$36,191	$38,517

Ratio of net expenses to average net assets	0.36	%(d)	0.36%	0.36%	0.36%		0.36%	0.36	%(d)

Ratio of total expenses to average net assets	0.45	%(d)	0.45%	0.45%	0.45%		0.45%	0.45	%(d)

Ratio of net investment income to average net assets	1.35	%(d)	2.47%	2.40%	2.87	%(b)	1.63%	3.60	%(d)

Portfolio turnover rate(e)	3%		7%	13%	18%		21%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.32 per share and 0.67% of average net assets.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® International Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period May 12, 2020* to August 31, 2020
			2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$59.26		$50.87	$44.63	$57.61	$46.79	$40.14

Net investment income(a)	0.46		1.44	1.45	1.63	1.28	0.30

Net realized and unrealized gain (loss)	(0.88)		8.22	6.17	(12.83)	10.84	6.35

Total from investment operations	(0.42)		9.66	7.62	(11.20)	12.12	6.65

Distributions to shareholders from net investment income	(0.63)		(1.27)	(1.38)	(1.78)	(1.30)	–

Net asset value, end of period	$58.21		$59.26	$50.87	$44.63	$57.61	$46.79

Market price, end of period	$58.34		$59.31	$50.84	$44.33	$57.80	$46.82

Total Return at Net Asset Value(b)	(0.67)%		19.21%	17.22%	(19.80)%	26.20%	16.57%

Net assets, end of period (in 000’s)	$826,618		$888,933	$437,479	$357,050	$357,192	$280,723

Ratio of net expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.20	%(c)

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25	%(c)

Ratio of net investment income to average net assets	1.64	%(c)	2.66%	2.96%	3.15%	2.41%	2.15	%(c)

Portfolio turnover rate(d)	1%		4%	4%	7%	5%	1%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Russell 1000 Growth Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period November 28, 2023* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$50.07		$40.15

Net investment income(a)	0.15		0.24

Net realized and unrealized gain	3.88		9.89

Total from investment operations	4.03		10.13

Distributions to shareholders from net investment income	(0.16)		(0.21)

Net asset value, end of period	$53.94		$50.07

Market price, end of period	$53.88		$50.05

Total Return at Net Asset Value(b)	8.05%		25.26%

Net assets, end of period (in 000’s)	$280,468		$ 290,406

Ratio of net expenses to average net assets	0.12	%(c)	0.12%(c)

Ratio of net investment income to average net assets	0.55	%(c)	0.69%(c)

Portfolio turnover rate(d)	22%		29%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® Russell 1000 Value Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period November 28, 2023* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$48.39		$39.86

Net investment income(a)	0.47		0.69

Net realized and unrealized gain	1.61		8.31

Total from investment operations	2.08		9.00

Distributions to shareholders from net investment income	(0.50)		(0.47)

Net asset value, end of period	$49.97		$48.39

Market price, end of period	$49.89		$48.40

Total Return at Net Asset Value(b)	4.34%		22.67%

Net assets, end of period (in 000’s)	$412,218		$ 514,178

Ratio of net expenses to average net assets	0.12	%(c)	0.12%(c)

Ratio of net investment income to average net assets	1.94	%(c)	2.04%(c)

Portfolio turnover rate(d)	0%		18%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS MARKETBETA ETFS

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31,				For the Period May 12, 2020* to August 31, 2020
			2024	2023	2022	2021

Per Share Operating Performance:

Net asset value, beginning of period	$77.45		$61.63	$53.96	$63.07	$48.62	$39.20

Net investment income(a)	0.49		0.95	0.89	0.82	0.74	0.22

Net realized and unrealized gain (loss)	4.51		15.76	7.67	(9.20)	14.46	9.20

Total from investment operations	5.00		16.71	8.56	(8.38)	15.20	9.42

Distributions to shareholders from net investment income	(0.51)		(0.89)	(0.89)	(0.73)	(0.75)	–

Net asset value, end of period	$81.94		$77.45	$61.63	$53.96	$63.07	$48.62

Market price, end of period	$81.89		$77.45	$61.68	$53.97	$63.09	$48.69

Total Return at Net Asset Value(b)	6.47%		27.33%	16.12%	(13.41)%	31.60%	24.03%

Net assets, end of period (in 000’s)	$2,581,098		$2,381,637	$1,016,937	$685,236	$428,861	$257,663

Ratio of net expenses to average net assets	0.07	%(c)	0.07%	0.07%	0.07%	0.07%	0.07	%(c)

Ratio of total expenses to average net assets	0.09	%(c)	0.09%	0.09%	0.09%	0.09%	0.09	%(c)

Ratio of net investment income to average net assets	1.21	%(c)	1.39%	1.59%	1.40%	1.36%	1.62	%(c)

Portfolio turnover rate(d)	1%		3%	3%	3%	4%	1%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® ETFS

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs MarketBeta® Emerging Markets Equity ETF	Diversified

Goldman Sachs MarketBeta® International Equity ETF	Diversified

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF	Diversified

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF	Diversified

Goldman Sachs MarketBeta® U.S. Equity ETF	Diversified

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Goldman Sachs MarketBeta® Emerging Markets Equity ETF, Goldman Sachs MarketBeta® International Equity ETF and Goldman Sachs MarketBeta® U.S. Equity ETF are listed and traded on the Cboe BZX Exchange, Inc., and shares of the Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF and Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF are listed and traded on NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units.” Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2025:

MarketBeta® Emerging Markets Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$2,979,728	$—	$—

Asia	93,342,989	2,071,766	—

Europe	1,010,877	—	—

North America	1,976,208	—	—

Oceania	13,963	—	—

South America	4,030,766	1,152,999	—

Exchange-Traded Fund	304,704	—	—

Investment Company	680,666	—	—

Securities Lending Reinvestment Vehicle	689,473	—	—

Total	$105,029,374	$3,224,765	$—

Derivative Type

Assets

Futures Contracts(b)	$1,285	$—	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MarketBeta® International Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$1,706,734	$—	$—

Asia	246,729,978	78,216	—

Europe	427,848,478	2,407,689	—

North America	81,286,730	771,320	—

Oceania	62,243,485	—	—

South America	562,476	—	—

Investment Company	1,512,478	—	—

Securities Lending Reinvestment Vehicle	12,465,485	—	—

Total	$834,355,844	$3,257,225	$—

Derivative Type

Assets

Futures Contracts(b)	$30,519	$—	$—

MarketBeta® Russell 1000 Growth Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$339,029	$—	$—

North America	279,407,990	—	—

South America	427,782	—	—

Investment Company	203,486	—	—

Total	$280,378,287	$—	$—

MarketBeta® Russell 1000 Value Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$43,396	$—	$—

Europe	4,055,793	—	—

North America	405,771,797	—	—

South America	80,386	—	—

Investment Company	1,484,210	—	—

Total	$411,435,582	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$18,536	$—	$—

93

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MarketBeta® U.S. Equity ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,332,841	$—	$—

Europe	16,878,971	—	—

North America	2,549,403,386	—	—

South America	5,120,072	—	—

Investment Company	5,447,887	—	—

Total	$2,578,183,157	$—	$—

Derivative Type

Liabilities

Futures Contracts(b)	$(37,332)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

MarketBeta® Emerging Markets Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$1,285	Variation margin on futures contracts	$—

MarketBeta® International Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$30,519	Variation margin on futures contracts	$—

MarketBeta® Russell 1000 Value Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$18,536	Variation margin on futures contracts	$—

MarketBeta® U.S. Equity ETF
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(37,332)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 28, 2025 is reported within the Statements of Assets and Liabilities.

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4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

MarketBeta® Emerging Markets Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(2,448)	$1,285

MarketBeta® International Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(318,924)	(52,599)

MarketBeta® Russell 1000 Growth Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(73,706)	26,961

MarketBeta® Russell 1000 Value Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(15,267)	(12,519)

MarketBeta® U.S. Equity ETF
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	40,367	(60,273)

For the six months ended February 28, 2025, the relevant values for each derivative type were as follows:

Average number of Contracts(a)

Fund	Futures Contracts

MarketBeta® Emerging Markets Equity ETF	5

MarketBeta® International Equity ETF	19

MarketBeta® Russell 1000 Growth Equity ETF	3

MarketBeta® Russell 1000 Value Equity ETF	13

MarketBeta® U.S. Equity ETF	16

(a)

Amounts disclosed represent average number of contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2025.

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each such Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the six months ended February 28, 2025, contractual and effective net unitary management fees with GSAM were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

MarketBeta® Emerging Markets Equity ETF	0.45%	0.36%

MarketBeta® International Equity ETF	0.25%	0.20%

MarketBeta® Russell 1000 Growth Equity ETF	0.12%	0.12%

MarketBeta® Russell 1000 Value Equity ETF	0.12%	0.12%

MarketBeta® U.S. Equity ETF	0.09%	0.07%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.36%, 0.20% and 0.07% as an annual percentage rate of average daily net assets of the MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF and MarketBeta® U.S. Equity ETF, respectively. These arrangements will remain in effect through at least December 29, 2025 and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended February 28, 2025, GSAM waived $50,373, $206,816 and $248,034 of the Funds’ management fees for the MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF and MarketBeta® U.S. Equity ETF, respectively.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Treasury Obligations Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended February 28, 2025, the management fee waived by GSAM was $1,063, $1,399, $379, $1,197 and $2,802 for the MarketBeta® Emerging Markets Equity ETF, MarketBeta® International Equity ETF, MarketBeta® Russell 1000 Growth Equity ETF, MarketBeta® Russell 1000 Value Equity ETF and MarketBeta® U.S. Equity ETF, respectively.

B. Other Transactions with Affiliates — The following table provides information about the Fund’s investment in shares of Goldman Sachs Financial Square Treasury Obligations Fund and The Goldman Sachs Group, Inc. as of and for the six months ended February 28, 2025:

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

MarketBeta® Emerging Markets Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$ 1,099,952	$5,540,006	$5,959,292	$–	$–	$680,666	680,666	$27,189	$–

MarketBeta® International Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	637,074	12,739,733	11,864,329	–	–	1,512,478	1,512,478	34,542	–

MarketBeta® Russell 1000 Growth Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	884,446	3,641,919	4,322,879	–	–	203,486	203,486	9,623	–
Goldman Sachs Group, Inc. (The)

	594,441	134,691	217,463	80,270	45,908	637,847	1,025	6,702	–

Total	$1,478,887	$3,776,610	$4,540,342	$80,270	$45,908	$841,333		$16,325	$–

MarketBeta® Russell 1000 Value Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	584,089	6,545,674	5,645,553	–	–	1,484,210	1,484,210	30,480	–
Goldman Sachs Group, Inc. (The)

	2,417,055	264,682	944,581	181,967	299,963	2,219,086	3,566	24,477	–

Total	$3,001,144	$6,810,356	$6,590,134	$181,967	$299,963	$3,703,296		$54,957	$–

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

MarketBeta® U.S. Equity ETF

Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$2,207,091	$18,878,082	$15,637,286	$–	$–	$5,447,887	5,447,887	$71,904	$–
Goldman Sachs Group, Inc. (The)

	8,275,745	1,874,190	1,930,630	968,594	801,723	9,989,622	16,053	96,501	–

Total	$10,482,836	$20,752,272	$17,567,916	$968,594	$801,723	$15,437,509		$168,405	$–

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units.

Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets. Share activity is as follows:

	Goldman Sachs MarketBeta® Emerging Markets Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	—	$—	1,900,000	$78,012,311

Shares redeemed	(150,000)	(6,815,694)	—	—

NET INCREASE (DECREASE) IN SHARES	(150,000)	$(6,815,694)	1,900,000	$78,012,311

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6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs MarketBeta® International Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,400,000	$77,328,312	8,500,000	$437,010,046

Shares redeemed	(2,200,000)	(123,557,042)	(2,100,000)	(113,364,206)

NET INCREASE (DECREASE) IN SHARES	(800,000)	$(46,228,730)	6,400,000	$323,645,840

	Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period November 28, 2023(a)(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,150,000	$62,619,738	12,600,000	$540,449,167

Shares redeemed	(1,750,000)	(95,950,944)	(6,800,000)	(319,778,574)

NET INCREASE (DECREASE) IN SHARES	(600,000)	$(33,331,206)	5,800,000	$220,670,593

	Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period November 28, 2023(a)(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	1,000,000	$50,441,138	13,325,000	$571,051,348

Shares redeemed	(3,375,000)	(166,090,559)	(2,700,000)	(118,772,933)

NET INCREASE (DECREASE) IN SHARES	(2,375,000)	$(115,649,421)	10,625,000	$452,278,415

	Goldman Sachs MarketBeta® U.S. Equity ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	6,150,000	$502,300,742	17,750,000	$1,149,363,957

Shares redeemed	(5,400,000)	(440,268,346)	(3,500,000)	(243,460,822)

NET INCREASE IN SHARES	750,000	$62,032,396	14,250,000	$905,903,135

(a)	Commenced operations on November 28, 2023.

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2025, were as follows:

Fund	Purchases	Sales

MarketBeta® Emerging Markets Equity ETF	$ 2,953,582	$9,372,259

MarketBeta® International Equity ETF	9,501,248	11,808,561

MarketBeta® Russell 1000 Growth Equity ETF	66,210,359	66,404,226

MarketBeta® Russell 1000 Value Equity ETF	2,259,217	3,473,054

MarketBeta® U.S. Equity ETF	34,388,256	34,074,192

The purchases and sales from in-kind creation and redemption transactions for the six months ended February 28, 2025, were as follows:

Fund	Purchases	Sales

MarketBeta® Emerging Markets Equity ETF	$ —	$2,239,333

MarketBeta® International Equity ETF	75,740,786	122,416,202

MarketBeta® Russell 1000 Growth Equity ETF	62,373,591	94,868,914

MarketBeta® Russell 1000 Value Equity ETF	50,428,243	166,073,679

MarketBeta® U.S. Equity ETF	497,554,919	439,332,378

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities

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8. SECURITIES LENDING (continued)

loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2025, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended February 28, 2025:

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025

MarketBeta® Emerging Markets Equity ETF	$434,404	$3,463,823	$(3,208,754)	$689,473

MarketBeta® International Equity ETF	10,552,767	41,606,812	(39,694,095)	12,465,485

MarketBeta® Russell 1000 Growth Equity ETF	15,539	527,628	(543,167)	—

MarketBeta® Russell 1000 Value Equity ETF	149,448	738,780	(867,794)	20,433

MarketBeta® U.S. Equity ETF	103,075	5,779,027	(5,882,102)	—

9. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2024, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF	MarketBeta® Russell 1000 Value Equity ETF	MarketBeta® U.S. Equity ETF

Capital loss carryforwards:

Perpetual Short-Term	$(854,082)	$(2,147,499)	$—	$—	$ (2,142,990)

Perpetual Long-Term	(921,414)	(3,644,902)	—	—	(4,380,496)

Total capital loss carryforwards	(1,775,496)	(5,792,401)	—	—	(6,523,486)

Timing differences — (Late Year Ordinary Loss Deferral and Post-October Capital Loss Deferral)	(757,044)	(6,978,770)	(630,788)	(4,364,301)	(6,539,222)

Miscellaneous adjustment	(138,117)	—	—	—	—

As of February 28, 2025, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

9. TAX INFORMATION (continued)

	MarketBeta® Emerging Markets Equity ETF	MarketBeta® International Equity ETF	MarketBeta® Russell 1000 Growth Equity ETF	MarketBeta® Russell 1000 Value Equity ETF

Tax Cost	$94,600,381	$763,226,817	$256,422,592	$ 369,905,289

Gross unrealized gain	4,385,145,918	5,105,819,971	36,180,105	60,889,872

Gross unrealized loss	(4,371,492,160)	(5,031,433,719)	(12,224,410)	(19,339,146)

Net unrealized gain (loss)	$13,653,758	$74,386,252	$23,955,695	$ 41,550,726

MarketBeta® U.S. Equity ETF

Tax Cost	$ 2,135,094,091

Gross unrealized gain	511,597,558

Gross unrealized loss	(68,508,492)

Net unrealized gain (loss)	$ 443,089,066

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, differences in the tax treatment of partnership investments, passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Diversification Risk — Each Fund is classified as a “diversified” fund; however, each Fund may become “non-diversified,” meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds,

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10. OTHER RISKS (continued)

to the extent its respective Index is non-diversified. Each fund thus may invest a larger percentage of its assets in fewer issuers than diversified funds.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index Risk — Solactive AG and FTSE Russell (the “Index Providers”) constructs each applicable Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each respective Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider for Goldman Sachs MarketBeta® Emerging Markets Equity ETF, Goldman Sachs MarketBeta® International Equity ETF and Goldman Sachs MarketBeta® U.S. Equity ETF, and FTSE Russell, the index provider for Goldman Sachs MarketBeta® Russell 1000 Growth ETF and Goldman Sachs MarketBeta® Russell 1000 Value ETF may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

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Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

10. OTHER RISKS (continued)

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe BZX Exchange, Inc. or NYSE Arca, Inc., as applicable, and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure

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11. INDEMNIFICATIONS (continued)

under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. MCEQWGETSAR-25

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2025 Goldman Sachs Municipal Income ETFs Goldman Sachs Community Municipal Bond ETF (GMUN) Goldman Sachs Dynamic California Municipal Income ETF (GCAL) Goldman Sachs Dynamic New York Municipal Income ETF (GMNY) Goldman Sachs Municipal Income ETF (GMUB) Goldman Sachs Ultra Short Municipal Income ETF (GUMI)

Goldman Sachs Municipal Income ETFs

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – 98.6%

Alabama - 1.3%
Alabama Public School and College Authority Tax Exempt Capital Improvement and RB, Series 2020-A (Aa1/AA)
$30,000	5.000%		11/01/2031	$33,435
Alabama Public School and College Authority Tax Exempt Capital Improvement and RB, Series 2020-A (Aa1/AA)
30,000	5.000		11/01/2034	33,116
30,000	5.000		11/01/2035	33,037
25,000	4.000		11/01/2036	25,717

				125,305

Arizona - 1.4%
Arizona Board of Regents Arizona State University System Revenue Refunding Bonds Series 2017B (Aa2/AA)
40,000	5.000		07/01/2032	41,900
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds Series 2016 (Aa3/AA-)
30,000	3.000		06/01/2034	28,950
50,000	3.000		06/01/2035	47,996
City of Mesa Utility Systems Revenue Refunding Bonds Series 2019C (Aa2/AA-)
20,000	5.000		07/01/2034	21,636

				140,482

Arkansas - 0.3%
City of Fort Smith Water and Sewer Refunding and Construction RB Series 2018 (NR/A)
30,000	5.000		10/01/2030	32,050

California - 20.1%
Anaheim Lease RB Anaheim Public Improvement Project 1997 (AGM) (A1/AA)
50,000	0.000	(a)	09/01/2032	38,846
California Educational Facilities Authority Stanford University RB Series U-2 (Aaa/AAA)
90,000	5.000		10/01/2032	105,956
California Health Facilities Financing Authority RB Adventist Health System/West Series 2013A (NR/BBB+)
50,000	4.000		03/01/2033	50,001
California Health Facilities Financing Authority, Refunding RB (Cedars-Sinai Medical Center) Series 2015 (Aa3/NR)
30,000	3.500		11/15/2034	30,029
California Infrastructure and Economic Development Bank California Clean Water and Drinking Water State Revolving Fund RB Series 2024 (Aaa/AAA)
30,000	5.000		10/01/2033	35,680
40,000	5.000		10/01/2035	47,228
California Infrastructure and Economic Development Bank Lease RB (California State Teachers Retirement System Headquarters Expansion) Green Bond Series 2019 (A1/A+)
30,000	5.000		08/01/2035	32,587
City of Los Angeles Department of Water and Power Water System RB 2017 Series A (Aa2/AA-)
30,000	5.000		07/01/2033	30,895
County of Santa Clara GO Bonds (Election of 2008) 2013 Series B3 (NR/AAA)
50,000	3.250		08/01/2035	46,903
Department of Water and Power of the City of Los Angeles Power System RB 2024 Series E (Aa2/A)
40,000	5.000		07/01/2033	45,500

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Department of Water and Power of the City of Los Angeles RB Series 2018 D (Aa2/A)
$35,000	5.000%		07/01/2031	$37,003
50,000	5.000		07/01/2033	56,874
30,000	5.000		07/01/2034	31,556
Infrastructure and Economic Development Bank, California Clean Water and Drinking Water State Revolving Fund RB Breen Bond Series 2023 (Aaa/AAA)
30,000	5.000		10/01/2028	32,713
Los Angeles County Metropolitan Transportation Authority Measure R Senior Sales Tax RB 2021-A (Aa1/AAA)
30,000	5.000		06/01/2029	33,190
Los Angeles County Metropolitan Transportation Authority Measure R Senior Sales Tax RB Series 2021-A (Aa1/AAA)
40,000	4.000		06/01/2034	43,022
Los Angeles County Public Works Financing Authority Lease RB 2021 Series F Green Bonds (Aa2/AA+)
30,000	5.000		12/01/2034	34,000
Los Angeles Unified School District 2019 GO Refunding Bond Series A (Aa2/NR)
40,000	3.000		01/01/2034	38,881
Metropolitan Water District of Southern California Subordinate Water Revenue Refunding Bonds, 2020 Series A (NR/AA+)
30,000	4.000		07/01/2029	31,728
San Bernadino Community College District, San Bernardino and Riverside Counties Election of 2002 GO Bonds Series D (Aa1/ AA)
50,000	0.000	(a)	08/01/2032	39,601
San Diego Unified School District 2015 GO Refunding Bonds Dedicated Unlimited Ad Valorem Property Tax Bonds Series R-4 (Aa2/AA-)
40,000	5.000		07/01/2025	40,336
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)
50,000	0.000	(a)	07/01/2031	41,095
San Francisco Bay Area Rapid Transit District GO Bonds Election of 2016 2017 Series A-1 Green Bonds (Aaa/AA-)
30,000	5.000		08/01/2031	31,673
25,000	4.000		08/01/2036	25,370
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Bonds 2015 Refunding Series A (NR/AA+)
30,000	5.000		07/01/2027	30,227
San Francisco Unified School District California GO Bonds Proposition A Election of 2006 Series F 2015 and Proposition A Election of 2011 Series C 2015 (A1/AA-)
40,000	3.500		06/15/2035	39,047
San Jose Evergreen California Community College District GO Bonds Election of 2004 B (AGM) (Aaa/AA+)
50,000	0.000	(a)	09/01/2031	41,206
Santa Clara County Financing Authority California Refunding Lease RB Multiple Facilities Projects 2016 Series Q (NR/ AA+)
50,000	3.000		05/15/2035	47,621
Santa Clara Unified School District Election of 2014 GO Bonds Series 2019 (Aaa/AAA)
30,000	3.000		07/01/2033	29,858
Southern California Public Power Authority and Transmission System Renewal Project RB 2023-1 (Aa2/NR)
50,000	5.000		07/01/2034	56,633

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
State of California Department of Water Resources and Water System Central Valley Project RB Series AX (Aa1/AAA)
$35,000	5.000%		12/01/2030	$37,415
State of California GO Various Purpose Bonds (Aa2/AA-)
30,000	5.000		03/01/2030	33,277
70,000	5.000		11/01/2031	77,847
30,000	5.000		03/01/2032	33,140
30,000	5.000		11/01/2032	32,238
30,000	5.000		03/01/2034	32,996
State of California GO Various Purpose Refunding Bonds (Aa2/ AA-)
30,000	5.000		11/01/2030	31,699
50,000	5.000		11/01/2032	57,614
40,000	4.000		11/01/2034	40,808
State of California Tax Exempt Various Purpose GO Refunding Bonds (Aa2/AA-)
50,000	5.000		09/01/2028	50,516
20,000	5.000		10/01/2028	21,605
State of California Tax Exempt Various Purpose GO Refunding Bonds Bid Group B (Aa2/AA-)
70,000	3.375		09/01/2033	69,427
State Public Works Board of the State of California Lease Revenue
Refunding Bonds 2015 Series G (Aa3/A+)
20,000	5.000		05/01/2025	20,075
The Regents of The University of California General RB Series 2024 BV (Aa2/AA)
40,000	5.000		05/15/2036	46,685
The Regents of the University of California General Revenue Bonds 2017 Series AY (Aa2/AA)
30,000	5.000		05/15/2032	31,460
The Regents of the University of California General Revenue Bonds 2017 Series Bv (Aa2/AA)
50,000	5.000		05/15/2033	58,385
The Regents of the University of California Limited Project RB 2022 Series S (Aa3/AA-)
40,000	5.000		05/15/2029	43,893
The Regents of the University of California Limited Project RB 2022 Series S Forward Delivery (Aa3/AA-)
25,000	5.000		05/15/2031	28,386
WM S Hart High School District GO Bonds Election 2001 2005 B (AGM) (Aa2/AA)
30,000	0.000	(a)	09/01/2029	25,970

				1,998,695

Colorado – 1.6%
Colorado Health Facilities Authority Hospital RB Series 2015 (NR/A-)
30,000	5.000		01/15/2035	30,433
Colorado Health Facilities Authority RB for Commonspirit Health Series 2024A (A3/A-)
50,000	5.000		12/01/2034	57,188
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
30,000	5.000		11/01/2034	32,498
State of Colorado Higher Education Capital Construction Lease Purchase Financing program Certificates of Participation Series 2014 A (Aa2/AA-)
40,000	5.000		11/01/2025	40,608

				160,727

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Connecticut – 2.1%
Connecticut State Health & Educational Facilities Authority RB Quinnipiac University Issue Series L (A3/A-)
$25,000	5.000%	07/01/2032	$25,120
State of Connecticut GO Bonds (Aa3/AA-)
30,000	5.000	11/15/2030	30,416
30,000	5.000	11/15/2032	30,395
State of Connecticut GO Bonds 2015 Series A (Aa3/AA-)
20,000	4.000	03/15/2032	20,006
State of Connecticut GO Bonds 2024 Series B (Social Bonds) (Aa3/AA-)
40,000	5.000	01/15/2038	45,601
State of Connecticut GO Refunding Bonds Series 2016 B (Aa3/ AA-)
30,000	5.000	05/15/2027	30,795
State of Connecticut Tax Exempt GO Bonds 2018 Series E (Aa3/ AA-)
30,000	5.000	09/15/2034	31,952

			214,285

Delaware - 0.3%
The State of Delaware GO Refunding Bonds Series 2017A (Aaa/AAA)
27,000	5.000	01/01/2028	28,792

District of Columbia - 1.9%
District of Columbia Hospital RB Refunding Children’s Hospital Obligated Group Issue Series 2015 (A1/NR)
30,000	5.000	07/15/2031	30,456
District of Columbia Washington D.C. GO Bonds Series 2015B (Aaa/AA+)
20,000	5.000	06/01/2026	20,112
District of Columbia Washington D.C. GO Bonds Series 2017D (Aaa/AA+)
40,000	4.000	06/01/2033	40,856
District of Columbia Washington D.C. GO Bonds Series 2021D (Aaa/AA+)
30,000	5.000	02/01/2029	32,645
District of Columbia Washington D.C. Income Tax Secured RB Series 2019A Tax Exempt (Aaa/AAA)
30,000	5.000	03/01/2028	32,084
30,000	5.000	03/01/2030	32,889

			189,042

Florida - 3.8%
City of Cape Coral Fl Water and Sewer Refunding RB Series 2017 (A1/A+)
20,000	5.000	10/01/2032	20,901
City of Jacksonville Transportation RB Refunding Series 2015 (Aa2/AA-)
30,000	3.000	10/01/2031	29,749
City of Lakeland Energy System Refunding RB Series 2016 (Aa3/ AA)
40,000	2.500	10/01/2027	39,048
Florida Housing Finance Corporation Homeowner Mortgage RB 2021 Series 1 Non-AMT (Social Bonds) (GNMA/FNMA/ FHLMC) (Aaa/NR)
30,000	1.800	07/01/2036	23,130

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
Florida State Board of Education Public Education Capital Outlay Refunding Bonds 2019 Series C (Aaa/AAA)
$30,000	5.000%		06/01/2031	$32,646
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017A AMT of The City of Orlando Florida (Aa3/AA-)
20,000	5.000	(b)	10/01/2029	20,931
Miami-Dade County Water and Sewer System Revenue Refunding Bonds Series 2017B (Aa3/AA)
30,000	5.000		10/01/2032	30,353
Orlando Utilities Commission Utility System RB Series 2018A (Aa2/AA)
30,000	5.000		10/01/2032	31,569
Reedy Creek Improvement District Florida Ad Valorem Tax Bonds Series 2017A (Aa3/AA-)
20,000	5.000		06/01/2030	20,909
Seminole County Water and Sewer Refunding RB Series 2015 A (Aa2/AA+)
30,000	4.000		10/01/2030	30,164
State of Florida Full Faith and Credit State Board of Education Public Education Capital Outlay Refunding Bonds 2022 Series B Forward Delivery (Aaa/AAA)
30,000	5.000		06/01/2028	32,239
Tampa Bay Water, Florida Utility System Revenue Refunding & Improvement Revenue Bonds 2001 A (NATL) (Aa1/AA+)
30,000	6.000		10/01/2029	33,600
The School Board of Miami-Dade County Florida Certificates of Participation Series 2015D (A1/A+)
35,000	4.000		02/01/2032	35,326

				380,565

Georgia - 1.7%
City of Atlanta Airport Passenger Facility Charge and Subordinate Lien General RB Series 2023E (Aa3/NR)
40,000	5.000		07/01/2034	43,984
City of Atlanta Georgia Airport Passenger Facility Charge and Subordinate Lien General RB Series 2023E (Aa3/NR)
50,000	5.000		07/01/2031	54,448
Forsyth County School District Georgia GO Bonds Series 2020 (Aaa/AAA)
30,000	5.000		02/01/2030	33,273
State of Georgia GO Bonds Series 2015A (Aaa/AAA)
35,000	4.000		02/01/2033	35,016

				166,721

Hawaii - 1.3%
City and County of Honolulu GO Bonds Series 2018A Tax Exempt (Aa2/NR)
30,000	5.000		09/01/2029	32,240
City and County of Honolulu GO Tax Exempt Refunding Bonds Series 2017D (Aa2/NR)
30,000	5.000		09/01/2033	31,403
City and County of Honolulu Transit Improvements GO Series E (Aa2/NR)
30,000	5.000		03/01/2029	32,636
State of Hawaii GO Bonds of 2018 Series FT (Aa2/AA+)
30,000	5.000		01/01/2034	31,589

				127,868

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois - 4.2%
Illinois Community College District No. 512 GO Bonds Series 2020 (Aaa/NR)
$40,000	4.000%		12/15/2029	$41,350
Illinois Finance Authority RB for The University of Chicago, Series 2021A (Forward Delivery) (Aa2/AA-)
20,000	5.000		10/01/2032	22,730
Illinois Finance Authority RB Rush University Medical Center Obligated Group Series 2015A (A1/A+)
30,000	5.000		11/15/2029	30,102
30,000	5.000		11/15/2034	30,089
Illinois St GO Bonds October 2020 B (A3/A-)
40,000	4.000		10/01/2032	40,905
20,000	4.000		10/01/2034	20,220
Regional Transportation Authority GO Bonds 2004A (AGM) (Aa3/ AA)
30,000	5.750		06/01/2029	32,715
Sales Tax Securitization Corp. Sales Tax Securitization Bonds Series 2023A Social Bonds (NR/A+)
20,000	3.000		01/01/2027	19,921
State of Illinois GO Bonds Refunding Series October 2024 (A3/A-)
50,000	5.000		02/01/2034	56,432
State of Illinois GO Bonds Series December 2017B (A3/A-)
35,000	5.000		12/01/2025	35,545
State of Illinois GO Bonds Series November 2019A (A3/A-)
30,000	5.000		11/01/2026	31,011
State of Illinois GO Bonds, Series May 2023B (A3/A-)
50,000	5.000		05/01/2034	55,238

				416,258

Indiana - 1.0%
Indiana Finance Authority State Revolving Fund Program Bonds Series 2024A (NR/AAA)
50,000	5.000		02/01/2039	57,071
Indiana Revenues Special Program Carmel Jr Waterworks Project Series 2008 B (AGM) (A1/AA)
30,000	0.000	(a)	06/01/2031	24,697
The Trustees of Indiana University Indiana University Consolidated RB Series 2015A (Aaa/AAA)
20,000	5.000		06/01/2026	20,107

				101,875

Iowa - 1.0%
Board of Regents State of Iowa Hospital Revenue Refunding Bonds Series S.U.I. 2022C University of Iowa Hospitals and Clinics (Aa2/AA)
30,000	5.000		09/01/2028	32,239
Iowa Finance Authority State Revolving Fund RB Series 2017 Green Bonds (Aaa/AAA)
30,000	5.000		08/01/2027	31,684
30,000	5.000		08/01/2030	31,537

				95,460

Kentucky - 0.3%
Kentucky Municipal Power Agency Power System Revenue Refunding Bonds for Prairie State Project Series 2015A (NATL) (Baa1/NR)
30,000	5.000		09/01/2025	30,256

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Louisiana - 0.5%
City of Shreveport, Louisiana Water & Sewer RB Junior Lien Series 2018C (BAM) (Baa3/AA)
$20,000	5.000%		12/01/2026	$20,674
Louisiana Public Facilities Authority RB for Ochsner Clinic Foundation Project Series 2002B (Aaa/NR)
30,000	5.500	(b)	05/15/2027	30,654

				51,328

Maryland - 2.0%
Montgomery County GO Consolidated Public Improvement Bonds Series 2020 A (Aaa/AAA)
30,000	4.000		08/01/2031	31,553
State of Maryland GO Bonds State and Local Facilities Loan of 2019 First Series Tax Exempt Bonds Bidding Group 1 (Aaa/ AAA)
30,000	5.000		03/15/2027	31,463
State of Maryland GO Bonds State and Local Facilities Loan of 2020 Second Series A Tax Exempt Bonds Bidding Group 2 (Aaa/AAA)
30,000	5.000		08/01/2032	33,235
State of Maryland GO Bonds State and Local Facilities Loan of 2020 Second Series A Tax Exempt Bonds Second Series A Bidding Group 1 Bonds (Aaa/AAA)
30,000	5.000		08/01/2028	32,353
35,000	5.000		08/01/2030	39,127
Washington Suburban Sanitary District Maryland Consolidated Public Improvement Refunding Bonds of 2020 Montgomery and Prince George’s Counties Maryland (CNTY GTD) (Aaa/ AAA)
30,000	5.000		06/01/2030	33,446

				201,177

Massachusetts - 3.8%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2019 Series F (Aa1/AA+)
55,000	5.000		05/01/2029	60,240
Commonwealth of Massachusetts GO Refunding Bonds 2018 Series C (Aa1/AA+)
20,000	5.000		09/01/2032	23,088
Massachusetts Bay Transn Authority Mass Sales Tax Revenue Sen Sales Tax Bonds A-1 (Aa2/AA+)
40,000	5.250		07/01/2034	48,146
Massachusetts Bay Transportation Authority RB Series 2005 A (Aa2/AA+)
30,000	5.000		07/01/2025	30,230
Massachusetts Development Finance Agency RB, Northeastern University Issue, Series 2022 (A1/NR)
40,000	5.000		10/01/2035	45,283
Massachusetts Water Resources Authority General Revenue Refunding Green Bonds 2024 Series C (Aa1/AA+)
40,000	5.000		08/01/2034	47,189
School Building Authority Senior Dedicated Sales Tax Refunding Bonds Series 2015 C (Aa1/AA+)
30,000	5.000		08/15/2025	30,315
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2015 Series D (Aa1/AA+)
50,000	3.000		09/01/2032	49,011

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Massachusetts – (continued)
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2018, Series B (Aa1/AA+)
$40,000	5.000%		01/01/2027	$41,739

				375,241

Michigan - 1.2%
Michigan State Housing Development Authority Rental Housing RB 2019 Series A-1 Non-AMT (NR/AA+)
35,000	2.875		10/01/2034	31,634
State of Michigan GO Environmental Program and Refunding Bonds Series 2017A Tax Exempt (Aa1/AA)
35,000	5.000		05/01/2026	35,965
State of Michigan GO Environmental Program Bonds Series 2018 Tax Exempt (Aa1/AA)
50,000	3.000		05/01/2030	50,041

				117,640

Minnesota - 1.0%
Minnesota Public Facilities Authority State Revolving Fund RB Series 2023A (Aaa/AAA)
50,000	5.000		03/01/2033	57,959
State of Minnesota GO State Various Purpose Bonds Series 2018A (Aaa/AAA)
40,000	5.000		08/01/2031	42,950

				100,909

Mississippi - 0.2%

Mississippi Development Bank Special Obligation Bonds Series 2015A Jackson Public School District GO Refunding Bond Project Series 2015B Jackson Public School District Limited Tax Refunding Note Project (NR/A+)

20,000	5.000		04/01/2026	20,426

Missouri - 0.3%
Missouri Joint Municipal Electric Utility Commission Power Project RB Refunding Bonds for Prairie State Project Series 2015A (A2/NR)
30,000	5.000		12/01/2030	30,142

Montana - 0.5%
City of Forsyth Rosebud County Montana Pollution Control Revenue Refunding Bonds Puget Sound Energy Project Series 2013A Non-AMT (NR/A-)
50,000	3.900	(c)	03/01/2031	49,998

Nebraska - 0.2%
The University of Nebraska Facilities Corp. Facilities Bonds Series 2018 (Aa1/AA)
20,000	5.000		07/15/2026	20,609

Nevada - 1.2%
Clark County Nevada GO Limited Tax Detention Center Bonds Additionally Secured By Pledged Revenues Series 2019 (Aa1/ AAA)
30,000	5.000		06/01/2031	32,571
Clark County School District GO Limited Tax Building and Refunding Bonds Series 2017C (A1/AA-)
30,000	5.000		06/15/2027	31,483
30,000	5.000		06/15/2029	31,748

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Nevada – (continued)
Clark County School District Nevada GO Limited Tax School Bonds Additionally Secured By Pledged Revenues Series 2015D (A1/AA-)
$25,000	4.000%		06/15/2032	$25,120

				120,922

New Jersey - 3.4%
Higher Education Student Assistance Authority Senior Student Loan Revenue Refunding Bonds Series 2018B (Aaa/AA)
30,000	5.000		12/01/2027	31,207
New Jersey Economic Development Authority School Facilities Construction Bonds Series 2015 WW (A2/A-)
30,000	4.625	(b)	06/15/2032	30,162
New Jersey Educational Facilities Authority Princeton University RB 2024 Series A-1 (Aaa/AAA)
40,000	5.000		03/01/2031	45,180
New Jersey Health Care Facilities Financing Authority RB Valley Health System Obligated Group Series 2019 (NR/A)
30,000	5.000		07/01/2032	32,383
New Jersey State Transportation Authority System Bonds Series 2006C (AMBAC) (A2/A-)
25,000	0.000	(a)	12/15/2028	22,148
New Jersey State Transportation Authority System Bonds Series 2006C (AGM) (A1/AA)
20,000	0.000	(a)	12/15/2029	17,146
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (A2/A-)
20,000	0.000	(a)	12/15/2031	15,844
30,000	0.000	(a)	12/15/2034	21,004
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (A2/A-)
40,000	0.000	(a)	12/15/2027	36,677
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (A2/A-)
40,000	0.000	(a)	12/15/2033	29,242
New Jersey Transportation Trust Fund Authority Tax Exempt RB for Transportation System Bonds Series 2019 A (A2/A-)
30,000	5.000		12/15/2025	30,494
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2018 Series A (A2/A-)
30,000	5.000		12/15/2029	32,270

				343,757

New York - 16.4% Dormitory Authority of The State of New York New York Personal Income Tax RB General Purpose Series 2020A Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000	5.000		03/15/2032	33,370
Dormitory Authority of The State of New York New York State Personal Income Tax RB General Purpose Series 2020A Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000	5.000		03/15/2031	33,458
50,000	4.000		03/15/2034	52,005
Dormitory Authority of The State Of New York New York State Personal Income Tax RB General Purpose Series 2020A Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000	5.000		03/15/2033	33,266

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Dormitory Authority of The State of New York New York University RB Series 2015A (Aa2/AA-)
$40,000	2.800%		07/01/2027	$40,005
Dormitory Authority of The State of New York School Districts RB Financing Program RB Series 2017B (AGM ST INTERCEPT) (Aa3/AA)
30,000	5.000		10/01/2028	31,509
30,000	5.000		10/01/2032	31,366
Dormitory Authority of The State of New York State Sales Tax RB Series 2018A (Aa1/AA+)
30,000	5.000		03/15/2028	32,219
Hudson Yards Infrastructure Corp. Hudson Yards RB Fiscal 2022 Series A Green Bonds (Aa2/AA)
20,000	5.000		02/15/2032	22,977
Hudson Yards Infrastructure Corporation Revenue Bonds Fiscal Green Bonds Series 2022 A (Aa2/AA)
30,000	4.000		02/15/2038	31,045
Long Island Power Authority Electric System RB Series C (AGC) (A2/AA)
30,000	5.250		09/01/2029	32,674
Metropolitan Transportation Authority Dedicated Tax Fund Refunding Green Bonds Subseries 2017B-2 (NR/AA)
25,000	3.125		11/15/2033	23,856
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/A-)
30,000	5.000		11/15/2029	32,689
30,000	5.000		11/15/2033	32,718
Metropolitan Transportation Authority Revenue Refunding Bonds Series 2015C (A3/A-)
30,000	5.250		11/15/2029	30,399
Metropolitan Transportation Authority Revenue Refunding for Climate Bond Certified Series 2017B (A3/A-)
30,000	5.000		11/15/2027	31,705
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017C-1 (A3/A-)
30,000	5.000		11/15/2027	31,705
35,000	5.000		11/15/2034	36,821
30,000	3.250		11/15/2036	27,361
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds, Series 2017C-2, Capital Appreciation Bonds, Climate Bond Certified (A3/A-)
30,000	0.000	(a)	11/15/2033	21,612
New York City Housing Development Corp. Multi-Family Housing RB 2017 Series G-1 Sustainable Neighborhood Bonds (Aa2/ AA+)
30,000	3.450		11/01/2037	29,286
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution RB Fiscal 2024 Subseries BB-2 (Aa1/AA+)
40,000	5.000		06/15/2035	47,690
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution RB Fiscal Series 2015 FF (Aa1/AA+)
30,000	5.000		06/15/2032	30,159
New York City Transitional Finance Authority Building Aid RB Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
30,000	5.000		07/15/2029	30,067

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York City Transitional Finance Authority Building Aid RB Fiscal 2023 Series S-1 Subseries S-1A Tax Exempt Bonds (ST AID WITHHLDG) (Aa2/AA)
$40,000	5.000%		07/15/2030	$44,833
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2001 Series C (Aa1/AAA)
30,000	5.000		02/01/2030	33,068
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2010 Subseries G-5 (Aa1/AAA)
30,000	5.000		05/01/2030	33,200
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2019 Series A Subseries A-1 (Aa1/ AAA)
30,000	5.000		08/01/2034	31,835
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2021 Series D Subseries D-1 Tax Exempt Bonds (Aa1/AAA)
30,000	5.000		11/01/2034	33,066
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax Exempt Bonds (Aa1/AAA)
30,000	5.000		11/01/2027	31,793
30,000	5.000		11/01/2028	32,375
25,000	5.000		11/01/2034	28,011
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax- Exempt Bonds (Aa1/AAA)
40,000	5.000		11/01/2032	45,092
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2022 Series C Subseries C-1 Tax Exempt (Aa1/AAA)
20,000	5.000		02/01/2035	22,390
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2016 Series C (Aa1/ AAA)
20,000	5.000		11/01/2027	20,300
New York Convention Center Development Corp. RB for New York City Hotel Unit Fee Revenue Series 2015 (A2/NR)
30,000	5.000		11/15/2032	30,361
30,000	3.500		11/15/2034	29,507
New York State Dormitory Authority RB for Memorial Sloan- Kettering Cancer Center (NATL) (WR/NR)
50,000	0.000	(a)	07/01/2027	46,640

New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revolving Funds RB New York City Municipal Water Finance Authority Projects - Second Resolution Bonds Series 2017 E Subordinated SRF Bonds (Aaa/AAA)

20,000	5.000		06/15/2030	21,013
State of New York Mortgage Agency Homeowner Mortgage RB Series 225 (NON-AMT) (Aa1/NR)
60,000	2.000		10/01/2035	48,465
The City of New York GO Bonds Fiscal 2006 Series J (AGM) (Aa2/AA)
40,000	5.000		06/01/2034	46,486
The City of New York GO Bonds Fiscal 2013 Series E (Aa2/AA)
35,000	3.000		08/01/2033	33,011
The City of New York GO Bonds Fiscal 2018 Series 1 (Aa2/AA)
30,000	5.000		08/01/2026	31,019

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
The City of New York GO Bonds Fiscal 2018 Series 1 (Aa2/AA) – (continued)
$30,000	5.000%	08/01/2031	$31,465
The City of New York GO Bonds Fiscal 2019 Series A (Aa2/AA)
30,000	5.000	08/01/2026	31,019
The City of New York GO Bonds Fiscal 2021 Series C (Aa2/AA)
30,000	5.000	08/01/2030	33,426
30,000	5.000	08/01/2034	32,947
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Green Bonds Series 2023A Climate Bond Certified (NR/AA+)
30,000	5.000	11/15/2029	33,161
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Green Bonds Series 2023C (NR/AA+)
40,000	5.000	11/15/2037	45,852

			1,630,297

North Carolina - 1.3%
County of Wake Limited Obligation Bonds Series 2021 (Aa1/AA+)
30,000	4.000	03/01/2034	31,421
North Carolina Medical Care Commission Health Care Facilities RB Vidant Health Series 2015 (A2/A)
50,000	4.000	06/01/2034	50,044
State of North Carolina Limited Obligation Bonds Series 2013A (Aa1/AA+)
50,000	3.000	05/01/2031	49,647

			131,112

North Dakota - 0.7%
North Dakota Public Finance Authority Revolving Fund Program Bonds Series 2022A (Aaa/AAA)
30,000	5.000	10/01/2031	33,988
State of North Dakota Housing Finance Agency Program Bonds Home Mortgage Finance Program 2021 Series B (NON-AMT) (Social Bonds) (Aa1/NR)
40,000	2.300	07/01/2036	32,603

			66,591

Ohio - 2.8%
American Municipal Power Inc. Prairie State Energy Campus Project RB Refunding Series 2019C (A1/A)
30,000	5.000	02/15/2033	32,618
City of Columbus Sewerage System RB Refunding Series 2015 (Aa1/AA)
30,000	5.000	06/01/2030	30,808
County of Ohio Hospital Facilities RB for Mercy Health Series 2017A (A2/A+)
40,000	5.000	08/01/2028	42,532
Ohio Housing Finance Agency Residential Mortgage RB Mortgage-Backed Securities Program 2022 Series A Non- AMT Social Bonds (GNMA/FNMA/FHLMC) (Aaa/NR)
30,000	2.300	03/01/2033	26,204
Ohio Water Development Authority State of Ohio Water Pollution Control Loan Fund RB Series 2020B (Aaa/AAA)
45,000	4.000	12/01/2037	46,520
Ohio Water Development Authority State Of Ohio Water Pollution Control Loan Fund RB Series 2020B (Aaa/AAA)
30,000	5.250	12/01/2035	33,552

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Ohio – (continued)
State of Ohio Higher Education GO Refunding Bonds Series 2017C (Aaa/AAA)
$30,000	5.000%		08/01/2027	$31,706
State of Ohio Infrastructure Improvement GO Refunding Bonds Series 2015C (Aaa/AAA)
30,000	5.000		09/01/2026	31,080

				275,020

Oklahoma - 0.3%
Grand River Dam Authority RB Series 2014A (A1/AA-)
30,000	3.375		06/01/2034	29,519

Oregon - 1.6%
City of Portland Oregon Second Lien Sewer System RB 2020 Series A (Aa2/AA)
20,000	5.000		03/01/2027	20,938
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
20,000	5.000		08/15/2026	20,540
40,000	5.000		08/15/2033	43,584
State of Oregon Housing and Community Services Department Mortgage RB Single-Family Mortgage Program 2017 Series D Non-AMT (Aa2/NR)
45,000	3.150		07/01/2032	44,417
West Linn-Wilsonville School District No. 3JT GO Bonds for Clackamas and Washington Counties Series 2020A (SCH BD GTY) (Aa1/NR)
50,000	0.000	(a)	06/15/2035	33,980

				163,459

Pennsylvania - 3.4%
Commonwealth Financing Authority Tax Exempt RB Series 2015 A (Aa3/A)
30,000	5.000		06/01/2033	30,125
Commonwealth of Pennsylvania GO Bonds: First Series of 2016 and First Refunding Series of 2016 (Aa2/A+)
60,000	5.000		09/15/2026	62,142
Department of Water and Power of the City of Los Angeles RB Series 2018 D (A3/A)
30,000	3.250		07/01/2032	29,283
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2017-123B (NON-AMT) (Aa1/AA+)
40,000	3.450		10/01/2032	40,023
Philadelphia Authority For Industrial Development City Agreement Revenue Refunding Bonds Cultural and Commercial Corridors Program Series A (A1/A+)
45,000	5.000		12/01/2031	45,560
Port Authority of Allegheny County Pennsylvania Special Revenue Transportation Bonds Refunding Series of 2020 (Aa3/AA-)
30,000	5.000		03/01/2029	32,490
Sports and Exhibition Authority of Pittsburgh and Allegheny County Allegheny County Hotel Room Excise Tax RB Refunding Series A Of 2022 (AGM) (A2/AA)
30,000	5.000		02/01/2031	33,065
Sports and Exhibition Authority of Pittsburgh and Allegheny County Hotel Room Excise Tax RB Refunding Series A Of 2022 (AGM) (A2/AA)
20,000	5.000		02/01/2032	22,297

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Pennsylvania – (continued)
The City of Philadelphia, Pennsylvania GO Bonds, Series 2021A (Tax-Exempt) (A1/A+)
$40,000	5.000%	05/01/2034	$44,227

			339,212

South Carolina - 0.5%
Scago Educational Facilities Corp. For Pickens School District Installment Purchase Refunding RB School District Of Pickens County Project Series 2015 (A1/A)
50,000	5.000	12/01/2027	50,206

Tennessee - 1.4%
Metropolitan Government Nashville & Davidson County Health & Ed. Fac. Board (WR/A)
30,000	5.000	07/01/2031	33,141
Tennessee State School Bond Authority Higher Educational Facilities Second Program Bonds 2017 Refunding Series B (ST INTERCEPT) (Aa1/AA+)
30,000	5.000	11/01/2027	31,809
Tennessee State School Bond Authority Higher Educational Facilities Second Program Bonds 2017 Series A (ST HGR ED INTERCEPT PROG) (Aa1/AA+)
30,000	5.000	11/01/2033	31,419
The Metropolitan Government of Nashville and Davidson County GO Improvement Bonds Series 2021C (Aa2/AA+)
40,000	3.000	01/01/2034	38,599

			134,968

Texas - 6.7%
Austin Public Improvement Refunding Bonds 2020 (NR/AAA)
30,000	5.000	09/01/2029	32,929
Board of Regents of The Texas A&M University System Revenue Financing System Bonds Series 2017E (Aaa/AAA)
30,000	5.000	05/15/2028	31,461
Board of Regents of The University of Houston System Consolidated Revenue and Refunding Bonds Series 2022A (Aa2/AA)
20,000	5.000	02/15/2031	22,225
Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A (Aaa/AAA)
30,000	5.000	08/15/2032	32,630
City of Dallas Texas GO Refunding and Improvement Bonds Series 2019A (NR/AA-)
50,000	3.000	02/15/2036	46,842
City of Dallas Texas GO Refunding Bonds Series 2019B (NR/AA-)
35,000	5.000	02/15/2026	35,753
City of Houston Texas Combined Utility System First Lien Revenue Refunding Bonds Series 2018D (Aa2/NR)
30,000	5.000	11/15/2032	32,120
Collin County Community College District Texas Limited Tax Bonds Series 2018 (Aaa/AAA)
35,000	4.000	08/15/2031	35,777
Harris County Cultural Education Facilities Finance Corporation Hospital RB for Memorial Hermann Health System Series 2019A (Aa3/AA-)
30,000	5.000	12/01/2027	31,731
Harris County Permanent Improvement Refunding Bonds Series 2022A (Aaa/NR)
30,000	5.000	10/01/2026	31,126

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Harris County Texas Tax and Subordinate Lien Revenue Refunding Bonds Series 2022A (Aaa/NR)
$30,000	5.000%	08/15/2027	$31,695
20,000	5.000	08/15/2032	22,871
Hurst-Euless-Bedford Independent School District Unlimited Tax Refunding Bonds Series 2017A (NR/AA+)
20,000	5.000	08/15/2027	21,072
20,000	5.000	08/15/2028	21,032
North Texas Municipal Water District Water System RB Refunding Bonds Series 2021A (Aa1/AAA)
30,000	4.000	09/01/2030	31,619
North Texas Municipal Water District Water System Revenue Refunding and Improvement Bonds Series 2015 (Aa1/AAA)
20,000	5.000	09/01/2028	20,200
Texas Water Development Board State Revolving Fund RB New Series 2022 (NR/AAA)
25,000	5.000	08/01/2032	28,540
Texas Water Development Board State Water Implementation Revenue Fund For Texas RB Series 2015A (NR/AAA)
30,000	5.000	10/15/2029	30,395
30,000	5.000	10/15/2030	30,387
30,000	4.000	10/15/2032	30,117
Trinity River Authority of Texas Regional Wastewater System Revenue Improvement and Refunding Bonds Series 2018 (NR/ AAA)
30,000	5.000	08/01/2033	31,904
Trinity River Authority Regional Wastewater System Revenue Improvement and Refunding Bonds Series 2017B (NR/AAA)
30,000	5.000	08/01/2030	31,508

			663,934

Utah - 1.0%
State Board of Regents of The State of Utah University of Utah General Revenue Series 2017A (ST APPROP) (Aa1/AA+)
30,000	5.000	08/01/2031	31,477
Utah Board of Higher Education University of Utah General RB Series 2022B Green Bonds (Aa1/AA+)
30,000	5.000	08/01/2030	33,410
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series 2006 C (AGM) (Aa2/AA+)
30,000	5.250	06/15/2032	33,529

			98,416

Virginia - 1.8%
Fairfax County Virginia Public Improvement Bonds Series 2023A (ST AID WITHHLDG) (Aaa/AAA)
30,000	4.000	10/01/2031	32,271
50,000	4.000	10/01/2034	53,555
Virginia College Building Authority Educational Facilities Revenue Refunding Bonds 21St Century College and Equipment Programs Series 2017E (Aa1/AA+)
30,000	5.000	02/01/2029	31,914
Virginia College Building Authority Virginia Educational Facilities Revenue Refunding Bonds Public Higher Education Financing Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
35,000	3.000	09/01/2026	35,071

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Virginia – (continued)
Virginia Educational Facilities RB Refunding for Public Higher Education Financing Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
$30,000	5.000%		09/01/2028	$30,919

				183,730

Washington - 2.8%
State of Washington Various Purpose GO Bonds Series 2016A-1 (Aaa/AA+)
30,000	5.000		08/01/2030	30,236
State of Washington Various Purpose GO Bonds Series 2019A (Aaa/AA+)
30,000	5.000		08/01/2032	32,059
25,000	5.000		08/01/2034	26,621
State of Washington Various Purpose GO Bonds Series 2021C (Aaa/AA+)
50,000	5.000		02/01/2030	55,309
State of Washington Various Purpose GO Bonds Series 2023B (Aaa/AA+)
20,000	5.000		02/01/2027	20,910
State of Washington Various Purpose GO Refunding Bonds Series R-2018D (Aaa/AA+)
30,000	5.000		08/01/2031	31,437
The Central Puget Sound Regional Transit Authority Sales Tax and Motor Vehicle Excise Tax Improvement and Refunding Bonds Series 2021S-1 Green Bonds (Aa1/AAA)
30,000	5.000		11/01/2030	33,472
University of Washington General Revenue and Refunding Bonds 2015C (Aa1/AA+)
50,000	4.000		12/01/2028	50,417

				280,461

Wisconsin - 1.3%
Public Finance Authority Lease Development RB for Ku Campus Development Corp. Central District Development Project Series 2016 (Aa2/NR)
50,000	5.000		03/01/2030	50,846
State of Wisconsin GO Refunding Bonds Series 2016 (NR/NR)
30,000	5.000	(b)	11/01/2030	30,758
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds Series 2015 Prohealth Care Inc. Obligated Group (A1/A+)
45,000	3.150		08/15/2027	44,579

				126,183

TOTAL MUNICIPAL BONDS (Cost $9,782,142)				9,813,638

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF

Shares	Dividend Rate		Value

Investment Company - 0.0%(d)

Investment Company - 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	3	4.287%	$3
(Cost $3)

TOTAL INVESTMENTS - 98.6% (Cost $9,782,145)			$9,813,641

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%			140,382

NET ASSETS - 100.0%			$9,954,023

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(c)	Variable Rate Demand Instruments – rate shown is that which is in effect on February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(d)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	-	Insured by Assured Guaranty Corp.
AGM	-	Insured by Assured Guaranty Municipal Corp.
AGM ST	-
INTERCEPT		Assured Guaranty Municipal Corp. State-Aid Intercept
AMBAC	-	Insured by American Municipal Bond Assurance Corp.
AMT	-	Alternative Minimum Tax (subject to)
BAM	-	Build America Mutual Assurance Co.
CNTY GTD	-	County Guaranteed
FHLMC	-	Insured by Federal Home Loan Mortgage Corp.
FNMA	-	Insured by Federal National Mortgage Association
GNMA	-	Insured by Government National Mortgage Association
GO		- General Obligation
MTA	-	Metropolitan Transportation Authority
NATL	-	National Public Finance Guarantee Corp.
NR		- Not Rated
RB	-	Revenue Bond
ST AID	-
WITHHLDG		State Aid Withholding
ST APPROP	-	State Appropriation

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 104.0%

California - 92.3%
Airport Commission of The City and County of San Francisco International Airport Second Series Refunding RB Series 2020A (AMT) (A1/AA-)
$130,000	5.000%		05/01/2037	$137,606
Airport Commission of The City and County of San Francisco International Airport Second Series Revenue Refunding Bonds Series 2024A (A1/NR)
125,000	5.250		05/01/2040	138,363
Amador Water Agency Revenue Certificates of Participation Series 2024A (A2/NR)
100,000	5.000		06/01/2026	102,035
Antioch Unified School District Contra Costa County California GO Bonds Election of 2024 Series A (AGC) (NR/AA)
100,000	5.000		08/01/2041	110,544
Bay Area Toll Authority Series 2024 F-2 (NR/AA)
100,000	5.000		04/01/2045	108,609
California Community Choice Financing Authority Clean Energy Project RB Series 2023B (A1/NR)
100,000	5.000	(a)(b)	07/01/2053	106,190
California Community Choice Financing Authority Clean Energy Project RB Series 2024D (Aa1/NR)
100,000	5.000	(a)(b)	02/01/2055	108,973
California Community Choice Financing Authority Clean Energy Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
100,000	5.000	(a)(b)	02/01/2055	108,760
California Community Choice Financing Authority Series 2021B-2 (A1/NR)
100,000	2.310	(b)(c)	02/01/2052	94,513
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB+)
100,000	5.000		06/01/2049	101,327
California Educational Facilities Authority RB University of San Francisco Series 2018A (A3/NR)
100,000	5.000		10/01/2053	102,936
California Enterprise Development Authority Lease RB Riverside County Mead Valley Wellness Village Project Series 2024A (Aa3/AA-)
100,000	5.250		11/01/2049	111,265
California Health Facilities Financing Authority RB Adventist Health System/West Series 2024A (NR/BBB+)
100,000	5.000		12/01/2034	111,005
California Health Facilities Financing Authority RB Children’S Hospital of Orange County Series 2024B (NR/AA)
110,000	5.000	(a)(b)	11/01/2054	123,362
California Health Facilities Financing Authority RB Commonspirit Health Series 2024A (A3/A-)
175,000	5.000		12/01/2042	192,894
California Health Facilities Financing Authority RB Scripps Health Series 2024B (NR/AA-)
100,000	5.000	(a)(b)	11/15/2061	111,596
California Health Facilities Financing Authority RB Sutter Health Series 2018A (A1/A+)
125,000	5.000		11/15/2027	132,841
California Health Facilities Financing Authority Refunding RB Adventist Health System West Series 2016A (NR/BBB+)
125,000	4.000		03/01/2039	125,228
California Infrastructure and Economic Development Bank RB Bay Area Toll Authority Series 2003 A (FGIC) (#Aaa/AA+)
130,000	5.000	(d)	07/01/2029	138,310

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
California Infrastructure and Economic Development Bank RB Brightline West Passenger Rail Project Series 2020A-4 (NR/ NR)
$200,000	8.000	%(a)(b)(e)	01/01/2050	$206,587
California Infrastructure and Economic Development Bank Refunding RB Preforming Arts Center of Los Angeles County Series 2020 (A3/A)
100,000	5.000		12/01/2041	107,248
California Infrastructure and Economic Development Bank Refunding RB Segerstrom Center for The Arts Series 2024 (NR/A-)
100,000	5.000		01/01/2032	112,560
California Infrastructure and Economic Development Bank Senior Subordinated Secured RB Brightline West Passenger Rail Project Series 2025A (NR/NR)
200,000	9.500	(a)(b)(e)(f)	01/01/2065	202,994
California Municipal Finance Authority Linxs Apm Project Senior Lien RB Series 2018A (NR/NR)
100,000	5.000		12/31/2034	103,239
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
25,000	4.000		07/01/2031	25,232
California Municipal Finance Authority Refunding RB PRS-California Obligated Group Projects Series 2024A Tax-Exempt (NR/NR)
100,000	5.000		04/01/2044	107,790
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (NR/ BB)
100,000	4.000		07/15/2029	99,917
California Pollution Control Financing Authority RB San Jose Water Company Project Series 2016 (NR/A)
100,000	4.750		11/01/2046	100,232
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB Waste Management Inc. Project Series 2015B-2 (NR/A-/A-2) (PUTABLE)
125,000	3.125	(a)(b)	11/01/2040	125,002
California Public Finance Authority Health Care Facilities RB for Hazelden Betty Ford Foundation Project Series 2025A (Baa1/ NR)
100,000	5.000		11/01/2049	105,626
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)
100,000	3.000	(e)	10/01/2031	94,239
California Statewide Communities Development Authority Kaiser Permanente RB Series 2004J (NR/AA-) (PUTABLE)
150,000	5.000	(a)(b)	04/01/2036	164,160
California Statewide Communities Development Authority Kaiser Permanente RB Series 2009C Sub-Series C-3 (NR/AA-/) (PUTABLE)
125,000	5.000	(a)(b)	04/01/2045	136,752
City of Glendale California Electric RB, 2024 Series (NR/A+)
140,000	5.000		02/01/2039	156,357
City of Vernon Electric System RB 2021 Series A (Baa1/A-)
100,000	5.000		04/01/2028	105,840
Community Facilities District No. 2021-1 of The Temecula Valley Unified School District Special Tax Bonds Series 2024 (NR/ NR)
100,000	5.000		09/01/2049	102,342

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Contra Costa Transportation Authority Sales Tax RB Limited Tax Bonds Refunding Bonds Series 2018B (NR/AAA)
$135,000	5.000%		03/01/2030	$141,554
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR/NR)
100,000	3.600	(e)	05/01/2047	84,570
Department of Airports of The City of Los Angeles California Los Angeles International Airport Senior Refunding RB 2018 Series B (Amt) (Aa2/AA)
100,000	5.000		05/15/2027	103,837
Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate RB 2021 Series D (NR/NR)
10,000	5.000		05/15/2031	10,995
Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate Revenue and Refunding RB 2021 Series A (Aa3/AA-)
100,000	5.000		05/15/2037	107,231
Department of Water and Power of The City of Los Angeles Power System RB 2018 Series D (Aa2/A)
100,000	5.000		07/01/2048	102,152
Department of Water and Power of The City of Los Angeles Power System Variable Rate Demand RB 2023 Series C (Aa2/A/A-1)
885,000	3.400	(a)(b)	07/01/2057	885,000
East Bay Municipal Utility District Alameda and Contra Costa Counties California Wastewater System Revenue Refunding Bonds Series 2015A-2 (Aa1/AAA)
100,000	5.000		06/01/2038	122,396
East Bay Regional Park District 2024 Promissory Notes (Aaa/ AAA)
100,000	4.000		05/01/2043	103,118
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 1995A (NR/AA+)
105,000	0.000	(g)	01/01/2028	96,922
El Monte City School District Los Angeles California Election of 2008 GO Bonds Series B (A1/A+)
100,000	0.000	(g)	08/01/2039	56,835
Equitable School Revolving Fund California Infrastructure and Economic Development Bank Series 2024 B (Social Bonds) (NR/A)
100,000	5.000		11/01/2029	108,165
Folsom Ranch Financing Authority, Community Facilities District No. 18 Folsom Plan Area-Wide Improvements and Services Special Tax RB Series 2024 (NR/NR)
100,000	5.000		09/01/2028	104,351
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset-Backed Bonds Series 2015A (ST APPROP) (Aa3/A+)
125,000	5.000	(d)	06/01/2026	125,740
Improvement Area No. 1 of City of Mountain House Community Facilities District No. 2024-1 Public Facilities and Services California Special Tax Bonds Series 2025 (NR/NR)
150,000	5.000	(f)	09/01/2040	158,173
Lake Tahoe Unified School District GO Bonds Election of 2008 Series 2010 (AGM) (A1/AA)
100,000	0.000	(g)	08/01/2031	81,402
Los Angeles County Metropolitan Transportation Authority Measure R Senior Sales Tax RB Series 2016-A (Aa1/AAA)
170,000	5.000		06/01/2025	171,061

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds 2015 Series B (Tax-Exempt) (Aa2/ AA+)
$100,000	5.000%		12/01/2025	$101,792
Los Angeles Unified School District Certificates of Participation 2023 Series A (A1/NR)
125,000	5.000		10/01/2027	132,572
Msr Energy Authority California Gas RB Series 2009A Modesto (NR/BBB+)
100,000	6.125		11/01/2029	106,762
Municipal Improvement Corporation of Los Angeles Lease RB Series 2023-A (Aa3/NR)
120,000	5.000		05/01/2028	129,015
Municipal Improvement Corporation of Los Angeles Series 2016-B (NR/AA-)
100,000	5.000		11/01/2027	103,866
Needles Unified School District San Bernardino County Ca Go Bonds Election of 2008 Series 2011B (AGM) (A1/AA)
115,000	0.000	(h)	08/01/2041	96,845
Palomar Health Certificates of Participation Evidencing Proportionate Undivided Ownership Interests of the Holders thereof in Installment Payments to be Paid Series 2022A (AGM) (A1/AA)
100,000	5.250		11/01/2035	106,298
Public Utilities Commission of The City and County of San Francisco Wastewater RB 2024 Series C (Aa2/AA)
100,000	5.000		10/01/2054	109,113
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax series 2022 (NR/NR)
100,000	5.750		09/01/2052	105,673
Riverside Unified School District Financing Authority California 2024 Special Tax Refunding RB (BAM) (NR/AA)
100,000	5.000		09/01/2035	118,860
Sacramento City Unified School District 2024 GO Bonds for Election of 2020 Measure H 2024 Series B (AGM) (A1/AA)
100,000	4.000		08/01/2048	99,109
San Francisco Community College District City and County of San Francisco California Election of 2020 GO Bonds Series B (BAM) (A1/AA)
100,000	5.250		06/15/2049	110,419
San Joaquin Hills Transportation Corridor Agency RB Refunding for Junior Lien Toll Road Series 2014B (NR/A-)
100,000	5.250		01/15/2049	100,045
South San Francisco Unified School District 2016 GO Bonds Measure J, Series C (Aaa/NR)
105,000	0.000	(g)	09/01/2025	103,470
State of California GO Various Purpose Refunding Bonds (Aa2/ AA-)
100,000	5.000		03/01/2035	109,735
State of California Tax-Exempt Various Purpose GO Refunding Bonds (Aa2/AA-)
100,000	5.000		08/01/2025	101,023
State Public Works Board of The State of California Lease RB for Various Capital Projects Series 2023 D (Aa3/A+)
100,000	5.500		11/01/2028	110,032
Tahoe Forest Hospital District Placer and Nevada Counties 2019 GO Refunding Bonds (Aa3/NR)
100,000	3.000		08/01/2042	84,704

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

California – (continued)
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements series 2024-A (NR/NR)
$100,000	5.000%		09/01/2042	$106,328
The Regents of The University of California Medical Center Pooled RB Series 2016-L (Tax-Exempt) (Aa3/AA-)
125,000	5.000		05/15/2032	128,281
Trustees of The California State University Systemwide RB Series 2016A (Aa2/AA-)
125,000	3.125		11/01/2036	121,741
Tulare County Transportation Authority Sales Tax RB Limited Tax Bonds Series 2020 (NR/AA)
100,000	4.000		02/01/2034	105,169
Union Elementary School District Santa Clara County Election of 2014 GO Bonds Series A (Aa1/AA+)
100,000	3.125		09/01/2039	94,648

				9,371,476

Guam - 2.0%
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000	4.000		01/01/2042	96,279
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A (Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000	5.000		10/01/2034	109,786

				206,065

Puerto Rico - 8.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)
250,000	5.000	(e)	07/01/2047	253,863
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
100,000	5.750		07/01/2031	111,722
101,000	0.000	(g)	07/01/2033	71,654
50,000	4.000		07/01/2033	50,408
25,000	4.000		07/01/2046	22,815
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
30,000	0.000	(g)	07/01/2033	22,223
75,000	0.000	(g)	07/01/2046	25,278
75,000	0.000	(g)	07/01/2051	18,691
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
100,000	4.329		07/01/2040	99,750
Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
$200,000	5.000%		07/01/2058	$200,843

				877,247

Virgin Islands - 1.0%
Matching Fund Special Purpose Securitization Corporation Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000	5.000	10/01/2028	104,246

TOTAL MUNICIPAL BONDS (Cost $10,485,393)			10,559,034

TOTAL INVESTMENTS - 104.0% (Cost $10,485,393)			$10,559,034

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%			(406,304)

NET ASSETS - 100.0%			$10,152,730

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable Rate Demand Instruments – rate shown is that which is in effect on February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on February 28, 2025.
(c)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2025.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(f)	When-issued security.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Zero coupon bond until next reset date.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
FGIC	- Insured by Financial Guaranty Insurance Co.
GO	- General Obligation
RB	- Revenue Bond
ST APPROP	- State Appropriation

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC CALIFORNIA MUNICIPAL INCOME ETF

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(1)	06/18/25	$(124,906)	$(1,550)

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 98.5%

Alabama - 2.1%
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
$125,000	5.000	%(a)(b)	06/01/2049	$134,344

Florida - 1.6%
Crosswinds East Community Development District Polk County Special Assessment Bonds Series 2024 Assessment Area Two Project (NR/NR)
100,000	5.150		05/01/2044	99,944

Guam - 4.9%
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000	4.000		01/01/2042	96,279
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A (Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000	5.000		10/01/2034	109,786
Port Authority of Guam Port RB 2018 Series B Private Activity (AMT) (Baa2/A)
100,000	5.000		07/01/2032	103,289

				309,354

Nevada - 3.3%
Director of The State of Nevada Department of Business and Industry RB for Brightline West Passenger Rail Project Series 2020A-4 (NR/NR)
100,000	8.125	(a)(b)	01/01/2050	103,347
State of Nevada Department of Business & Industry (NR/NR)
100,000	9.500	(a)(b)(c)(d)	01/01/2065	100,600

				203,947

New York - 77.5%
Allegany County Capital Resource Corp. RB for Alfred University Project Series 2024 (NR/BBB+)
25,000	5.250		04/01/2039	26,887
Andover Central School District New York GO Bond Anticipation Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000	4.750		06/20/2025	100,456
Build NYC Resource Corp. RB for Bay Ridge Preparatory School Project Series 2024 (NR/BB)
100,000	5.000	(d)	09/01/2039	102,220
Build NYC Resource Corporation RB, Manhattan College Project Series 2017 (NR/BBB)
110,000	4.000		08/01/2042	98,068
Build NYC Resource Corporation Tax-Exempt RB Success Academy Charter Schools Project Series 2024 (NR/A-)
100,000	5.000		09/01/2032	110,480
City of Troy Capital Resource Corp. Revenue Refunding Bonds for Rensselaer Polytechnic Institute Project Series 2020A (Forward Delivery) (A3/BBB+)
125,000	5.000		09/01/2037	134,564
Clinton County Capital Resource Corp. (A3/NR)
100,000	5.000	(d)	07/01/2037	109,782
County of Monroe Industrial Development Agency School Facility RB for Rochester Schools Modernization Project Series 2018 (ST AID WITHHLDG) (Aa2/AA)
100,000	5.000		05/01/2028	107,607
Dormitory Authority of the State of New York Montefiore Obligated Group RB, Series 2024 (Baa3/BBB-)
100,000	5.000		11/01/2025	101,080

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Dormitory Authority of The State of New York NYU Hospitals Center RB Series 2016A (A1/A+)
$50,000	4.000%		07/01/2040	$50,047
Dormitory Authority of The State of New York Pace University RB Series 2024A (Baa3/BBB-)
100,000	5.250		05/01/2040	111,672
Dormitory Authority of The State of New York Personal Income Tax RB Series 2015A (Aa1/AA+)
100,000	3.000		03/15/2025	100,010
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose Series 2018A (Tax-Exempt) (Aa1/NR)
125,000	5.000		03/15/2035	128,417
Dormitory Authority of the State of New York White Plains Hospital Obligated Group RB Series 2024 (AGC) (A1/AA)
100,000	5.250		10/01/2044	109,392
Dutchess County Local Development Corp. RB for Marist College Project Series 2015A (A2/NR)
100,000	5.000		07/01/2040	100,334
Dutchess County Local Development Corp. RB Nuvance Health Issue Series 2019B (Baa3/BBB)
100,000	4.000		07/01/2044	94,495
Frontier Central School District GO Bond Anticipation Notes Series B (ST AID WITHHLDG) (NR/NR)
100,000	4.500		07/17/2025	100,640
Long Island Power Authority Electric System General RB Series 2019A (A2/A)
105,000	3.000		09/01/2036	98,724
Metropolitan Transportation Authority Dedicated Tax Green Fund Bonds Series 2016B-1 (NR/AA)
100,000	5.000		11/15/2036	102,935
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (A3/A-)
50,000	5.000		11/15/2039	55,299
Metropolitan Transportation Authority Transportation RB, Series 2015A-1 (A3/A-)
100,000	5.000		11/15/2045	100,047
Monroe County Industrial Development Corp. RB for University of Rochester Project Series 2020A (Tax-Exempt) (Aa3/AA-)
125,000	4.000		07/01/2050	119,960
New York City Industrial Development Agency Pilot Revenue Refunding Bonds Yankee Stadium Project Series 2020A (Tax- Exempt) (AGM) (A1/AA)
115,000	5.000		03/01/2028	121,862
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
100,000	3.000		01/01/2046	79,095
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB Fiscal Series 2018-DD (Aa1/AA+)
125,000	5.000		06/15/2040	129,953
New York City Municipal Water Finance Authority Waterand Sewer System Second General Resolution RB Fiscal 2015 Series FF (Aa1/AA+)
75,000	5.000	(e)	06/15/2025	75,500
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax- Exempt Bonds (Aa1/AAA)
100,000	5.000		11/01/2026	104,016

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2016 Series F (Aa1/ AAA)
$100,000	3.000%		02/01/2039	$90,534
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)
100,000	5.000	(d)	11/15/2044	100,064
New York State Environmental Facilities Corp. Solid Waste Disposal Refunding RB for Waste Management, Inc. Project Series 2012 (NR/A-/A-2) (PUTABLE)
100,000	3.700	(a)(b)	05/01/2030	99,997
New York State Housing Finance Agency State Personal Income Tax RB 2024 Series A-2 (Aa1/NR)
100,000	3.450	(a)(b)	06/15/2054	100,168
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (Baa2/NR)
100,000	5.000		01/01/2029	103,600
New York Transportation Development Corporation Special Facilities Bonds, Series 2016A (Laguardia Airport Terminal B Redevelopment Project) (AMT) (AGM) (A1/AA)
125,000	4.000		07/01/2035	124,996
New York Transportation Development Corporation Special Facilities RB, Series 2024 (JFK International Airport New Terminal One Project) (Green Bonds) (Baa3/AA)
100,000	5.250		06/30/2049	104,437
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Special Facility RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
100,000	4.000		12/01/2042	97,566
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
100,000	4.000		12/01/2049	93,836
Oneida Indian Nation Tax RB Series 2024B (Federally Tax- Exempt) (NR/NR)
100,000	6.000	(d)	09/01/2043	109,706
Sauquoit Valley Central School District GO Bond Anticipation Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000	4.375		08/01/2025	100,428
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A3/A-)
120,000	5.000		05/01/2052	125,112
The City of New York GO Bonds Fiscal 2022 Series B and C Tax- Exempt Bonds, Series C (Aa2/AA)
100,000	5.000		08/01/2027	105,590
The City of New York GO Bonds Fiscal 2023 Series E Tax-Exempt Bonds, Subseries E-1 (Aa2/AA)
100,000	5.000		04/01/2025	100,177
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred Twenty-Sixth Series (Aa3/AA-)
110,000	5.000		10/15/2027	115,106
100,000	5.000		10/15/2041	105,463
The Trust for Cultural Resources of the City of New York Revenue and Refunding Bonds Series 2024A (Aa3/AA-)
100,000	5.000		07/15/2054	107,317
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries 2024A-1 (NR/AA+)
100,000	5.000		05/15/2054	106,575

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New York – (continued)
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Bonds Series 2022C (NR/ AA+)
$100,000	5.250%		05/15/2052	$107,798
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds Series 2022B (NR/AA+)
100,000	4.000		05/15/2026	101,700
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
100,000	4.000		10/15/2030	100,099

				4,873,811

Puerto Rico - 7.4%
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
100,000	5.750		07/01/2031	111,722
49,000	0.000	(f)	07/01/2033	34,763
50,000	4.000		07/01/2033	50,408
25,000	4.000		07/01/2046	22,815
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
75,000	0.000	(f)	07/01/2046	25,278
75,000	0.000	(f)	07/01/2051	18,691
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
100,000	4.329		07/01/2040	99,750
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
100,000	5.000		07/01/2058	100,421

				463,848

Virgin Islands - 1.7%
Matching Fund Special Purpose Securitization Corporation Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000	5.000		10/01/2028	104,246

TOTAL MUNICIPAL BONDS (Cost $6,171,259)				6,189,494

TOTAL INVESTMENTS - 98.5% (Cost $6,171,259)				$6,189,494

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%				96,382

NET ASSETS - 100.0%				$6,285,876

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable Rate Demand Instruments – rate shown is that which is in effect on February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on February 28, 2025.
(c)	When-issued security.
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.
(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AMT	- Alternative Minimum Tax (subject to)
GO	- General Obligation
MTA	- Metropolitan Transportation Authority
RB	- Revenue Bond
ST AID	-
WITHHLDG	State Aid Withholding

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(1)	06/18/25	$(124,906)	$(1,550)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 99.9%

Alabama - 7.2%
Alabama Housing Finance Authority Collateralized Single Family Mortgage RB 2024 Series C Bonds (NON-AMT) (GNMA/ FNMA/FHLMC) (Aaa/NR)
$100,000	4.450%		10/01/2044	$100,996
Jefferson County Sewer Revenue Warrants Series 2024 (Baa1/ BBB+)
100,000	5.250		10/01/2041	109,813
Southeast Alabama Gas Supply District Gas Supply RB Refunding Series 2024B (A1/NR)
125,000	5.000	(a)(b)	06/01/2049	134,344
The Black Belt Energy District Gas Supply RB Series 2021A (Aa1/ NR)
150,000	4.000	(a)(b)	06/01/2051	152,328
The Public Educational Building Authority of Jacksonville State University Foundation Higher Educational Facilities RB Jsu Foundation Project Series 2024 (BAM) (Baa2/AA)
125,000	5.125		08/01/2044	134,461

				631,942

Arizona - 2.7%
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (Baa1/BBB)
100,000	5.000	(a)(b)	09/01/2052	102,931
City of Phoenix Civic Improvement Corporation Junior Lien Airport RB Series 2019B (AMT) (Aa3/A+)
125,000	5.000		07/01/2035	131,164

				234,095

California - 3.7%
California Health Facilities Financing Authority RB Scripps Health Series 2024B (NR/AA-)
100,000	5.000	(a)(b)	11/15/2061	111,597
Department of Water and Power of The City of Los Angeles Power System RB 2018 Series D (Aa2/A)
100,000	5.000		07/01/2048	102,152
Equitable School Revolving Fund California Infrastructure and Economic Development Bank Series 2024 B (Social Bonds) (NR/A)
100,000	5.000		11/01/2029	108,165

				321,914

Colorado - 3.6%
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (A3/A-)
100,000	5.000		08/01/2038	105,433
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
110,000	4.000		12/01/2040	104,646
Trails at Crowfoot Metropolitan District No. 3 in the Town of Parker Colorado GO Limited Tax Refunding Bonds Series 2024A (AGC) (NR/AA)
100,000	5.000		12/01/2027	105,545

				315,624

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

District of Columbia - 1.1%
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail and Capital Improvement Projects Series 2019B (Baa2/A-)
$100,000	4.000%		10/01/2035	$101,270

Florida - 12.0%
Aventura Isles Community Development District Miami-Dade County Florida Special Assessment Refunding Bonds Series 2024 (NR/NR)
200,000	5.000		05/01/2027	204,426
Crossings Community Development District Osceola County Special Assessment Bonds Series 2024 (NR/NR)
100,000	5.350		05/01/2044	100,712
Florida Development Finance Corp. Educational Facilities RB for Saint Andrew’s School of Boca Raton, Inc. Project Series 2024A (NR/BBB+)
125,000	5.250		06/01/2044	129,941
Housing Finance Authority of Hillsborough County Multifamily Housing Zion Village RB Series 2024 (HUD SECT 8) (Aaa/ NR)
100,000	3.250	(a)(b)	09/01/2042	100,148
Liberty Cove Community Development District Special Assessment RB Series 2024 (NR/NR)
100,000	4.800		05/01/2031	100,341
Orange County Health Facilities Authority Hospital RB Orlando Health Obligated Group Series 2023A (A2/A+)
100,000	5.000		10/01/2038	111,467
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (A1/NR)
100,000	4.000		07/01/2048	92,287
Seminole County Sales Tax Revenue Refunding Bonds Series 2005B (NATL) (Aa1/AA)
115,000	5.250		10/01/2026	119,665
South Broward Hospital District Refunding RB for South Broward Hospital District Obligated Group Series 2016 (Aa3/AA)
100,000	5.000		05/01/2028	102,496

				1,061,483

Georgia - 3.1%
Development Authority of Monroe County Georgia Pollution Control RB Georgia Power Company Plant Scherer Project Second Series 2009 (A3/A) (PUTABLE)
185,000	3.875	(a)(b)	10/01/2048	186,529
Development Authority of The Unified Government of Athens- Clarke County Georgia University of Georgia Project - Bolton Commons LLC Refunding RB Series 2024 (Aa3/NR)
100,000	3.000		06/15/2039	91,267

				277,796

Guam - 1.1%
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000	4.000		01/01/2042	96,279

Illinois - 11.4%
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa3/BB+)
90,000	0.000	(c)	12/01/2030	71,689

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Illinois – (continued)
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB Series 2017D (AMT) (NR/A+)
$135,000	5.000%		01/01/2035	$137,829
City of Chicago GO Bonds Series 2024A (NR/BBB)
100,000	5.000		01/01/2041	103,812
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (NR/A+)
115,000	5.000		11/01/2026	118,933
City of Springfield Illinois Senior Lien Electric Revenue Refunding Bonds Series of 2024 (BAM) (A3/AA)
100,000	5.000		03/01/2030	108,967
Forest Preserve District of Will County Illinois GO Limited Tax Bonds Series 2024 (Aa1/NR)
100,000	5.000		12/15/2042	109,078
Metropolitan Pier and Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2024 B (NR/A)
100,000	5.000		06/15/2053	104,351
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/A+)
100,000	5.000		01/01/2026	101,709
State of Illinois GO Bonds Series of May 2024B (A3/A-)
135,000	5.250		05/01/2043	146,824

				1,003,192

Indiana - 2.4%
City of Whiting Environmental Facilities Refunding RB for BP Products North America Inc. Project Series 2019A (A1/A-) (PUTABLE)
100,000	5.000	(a)(b)	12/01/2044	101,576
The Indianapolis Local Public Improvement Bond Bank Bonds Series 2024E (NR/AA-)
100,000	5.000		02/01/2030	109,174

				210,750

Minnesota - 1.2%
Minneapolis St. Paul Metropolitan Airports Commisson Subordinate Airport RB Series 2024B (AMT) (NR/A+)
100,000	5.000		01/01/2039	107,818

Nevada - 2.3%
Director of The State of Nevada Department of Business and Industry RB for Brightline West Passenger Rail Project Series 2020A-4 (NR/NR)
100,000	8.125	(a)(b)	01/01/2050	103,347
Director of The State of Nevada Department of Business and Industry Senior Subordinated Secured RB Brightline West Passenger Rail Project Series 2025A (NR/NR)
100,000	9.500	(a)(b)(d)(e)	01/01/2065	100,600

				203,947

New Hampshire - 1.2%
National Finance Authority RB for Presbyterian Senior Living Project Series 2023A (NR/NR)
100,000	5.250		07/01/2048	104,529

New Jersey - 4.0%
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2/NR)
100,000	5.000		10/01/2047	101,280

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2021 Series A (A2/A-)
$100,000	4.000%		06/15/2035	$102,806
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2022 Series A (A2/A-)
150,000	4.000		06/15/2041	147,847

				351,933

New York - 7.7%
Andover Central School District New York GO Bond Anticipation Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000	4.750		06/20/2025	100,456
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (A1/AA)
100,000	3.000		07/15/2043	79,863
City of Troy Capital Resource Corp. Revenue Refunding Bonds for Rensselaer Polytechnic Institute Project Series 2020A (Forward Delivery) (A3/BBB+)
100,000	5.000		09/01/2037	107,651
Metropolitan Transportation Authority RB Refunding Green Bond Series 2024A (BAM) (A3/AA)
100,000	4.000		11/15/2048	95,178
Metropolitan Transportation Authority Transportation RB, Series 2015A-1 (A3/A-)
100,000	5.000		11/15/2045	100,047
New York Transportation Development Corporation Terminal 4 John F. Kennedy International Airport Project Special Facility RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
100,000	4.000		12/01/2042	97,566
Sauquoit Valley Central School District GO Bond Anticipation Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000	4.375		08/01/2025	100,428

				681,189

Ohio - 2.4%
Columbus-Franklin County Finance Authority Multifamily Housing RB Westerville Crossing Apartments Series 2024B (Aaa/NR)
100,000	5.000	(a)(b)	12/01/2028	104,797
State of Ohio Higher Educational Facility Commission State of Ohio Higher Educational Facility RB Xavier University 2024 Project (Baa1/NR)
100,000	5.000		05/01/2040	107,427

				212,224

Pennsylvania - 3.4%
Acts Retirement Life Communities, Inc. Obligated Group Montgomery County Industrial Development Authority Retirement Communities RB Series 2016 (NR/NR)
100,000	5.000		11/15/2033	102,108
Commonwealth of Pennsylvania GO Bonds First Series of 2024 Bid Group B (Aa2/A+)
100,000	4.000		08/15/2044	99,773
Pennsylvania Economic Development Financing Authority Solid Waste Refunding RB Republic Services, Inc. Project Series 2010 A (Amt) and Series 2010 B (Non Amt) (NR/BBB+/A-2) (PUTABLE)
100,000	3.600	(a)(b)	12/01/2030	100,025

				301,906

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETF

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Puerto Rico - 4.9%
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
$50,000	4.000%		07/01/2033	$50,408
25,000	4.000		07/01/2046	22,815
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
140,000	0.000	(c)	07/01/2046	47,186
50,000	0.000	(c)	07/01/2051	12,461
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
200,000	4.329		07/01/2040	199,500
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
100,000	5.000		07/01/2058	100,421

				432,791

Rhode Island - 1.3%
Providence Public Buildings Authority Capital Improvement Program Projects RB 2024 Series A (AGC) (A1/AA)
100,000	5.250		09/15/2041	111,590

South Carolina - 2.3%
South Carolina Jobs-Economic Development Authority Healthcare RB Beaufort Memorial Hospital & South of Broad Healthcare Project Series 2024 (NR/BB)
100,000	5.000		11/15/2030	105,217
South Carolina Public Service Authority Revenue Refunding Obligations Santee Cooper Consisting of Series 2024-B (Tax- Exempt) (A3/A-)
100,000	4.125		12/01/2044	98,120

				203,337

Texas - 13.8%
Arlington Higher Education Finance Corporation Education RB Riverwalk Education Foundation Inc. Series 2022 (PSF-GTD) (NR/AAA)
100,000	5.000		08/15/2027	105,408
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B (FNMA COLL) (Aaa/NR)
100,000	5.000	(a)(b)	09/01/2028	104,272
City of Celina Texas a Municipal Corp. of The State of Texas Located in Collin and Denton Counties Special Assessment RB Series 2024 (BAM) (NR/AA)
100,000	5.000		09/01/2028	105,447
Exxon Mobil Corporation (Aa2/AA-/A-1+)
120,000	0.950	(a)(b)	11/01/2041	120,000
Karnes County Hospital District A Political Subdivision of The State of Texas Located In Karnes County Adjustable-Rate Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
125,000	5.000	(a)(b)	02/01/2044	131,127
Lower Colorado River Authority / Transmission Contract Refunding RB Transmission Services Corporation Project Series 2015 (NR/A)
100,000	5.000		05/15/2045	100,414
New Hope Cultural Education Facilities Finance Corporation Retirement Facility RB Westminster Project Series 2025 (NR/ NR)
100,000	5.000	(d)	11/01/2031	108,763

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Nueces River Authority Water Supply Facilities Revenue Refunding Bonds for City of Corpus Christi Lake Texana Project Series 2015 (NR/AA-)
$100,000	5.000%		07/15/2026	$100,720
Socorro Independent School District Unlimited Tax Refunding Bonds Series 2017B (PSF-GTD) (Aaa/NR)
120,000	5.000		08/15/2027	126,606
Texas Transportation Commission Central Texas Turnpike System First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
100,000	5.000	(a)(b)	08/15/2042	107,107
Trinity River Authority of Texas Regional Wastewater System Revenue Improvementand Refunding Bonds Series 2024 (NR/ AAA)
100,000	5.000		08/01/2043	109,691

				1,219,555

Utah - 1.2%
Salt Lake City Airport RB Salt Lake City International Airport Series 2017A (AMT) (A2/A+)
100,000	5.000		07/01/2036	102,596

Virgin Islands - 1.2%
Matching Fund Special Purpose Securitization Corporation Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000	5.000		10/01/2028	104,246

Washington - 3.6%
Fircrest Properties Lease RB Series 2024 Sustainability Bonds State of Washington DSHS Project (NR/AA)
100,000	5.000		06/01/2032	113,304
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2024B (AMT) (A1/AA-)
100,000	5.000		07/01/2029	106,533
Washington State Convention Center Public Facilities District Junior Lodging Tax Notes 2021 (NR/NR)
100,000	4.000		07/01/2031	101,527

				321,364

Wisconsin - 1.1%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5 (NR/A-)
100,000	4.000		04/01/2028	101,068

TOTAL MUNICIPAL BONDS (Cost $8,786,618)				8,814,438

TOTAL INVESTMENTS - 99.9% (Cost $8,786,618)				$8,814,438

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%				5,815

NET ASSETS - 100.0%				$8,820,253

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on February 28, 2025.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	When-issued security.
(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
HUD SECT 8	- Hud Section 8
IDA	- Industrial Development Agency
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Guaranteed by Permanent School Fund
RB	- Revenue Bond
ST AID	-
WITHHLDG	State Aid Withholding

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(1)	06/18/25	$(124,906)	$(1,550)

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Schedule of Investments February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds - 94.2%

Alabama - 0.5%
Cherokee County Board of Education Special Tax School Warrants Sales Tax Series 2019 (A1/NR)
$40,000	5.000%		12/01/2025	$40,470

Alaska - 0.5%
Municipality of Anchorage 2014 GO Refunding Bonds Series B General Purpose (NR/AA-)
30,000	5.000		09/01/2025	30,028
Municipality of Anchorage Alaska 2019 GO Refunding Bonds Series B (NR/AA-)
10,000	5.000		04/01/2025	10,016

				40,044

Arizona - 2.5%
Arizona Transportation Board Highway Revenue Refunding Bonds Series 2016 (Aa1/AA+)
10,000	5.000		07/01/2026	10,309
City of Phoenix Civic Improvement Corp. Junior Lien Airport RB Series 2005B (NATL) (Aa1/AA)
20,000	5.500		07/01/2025	20,185
City of Yuma Municipal Property Corporation Senior Lien Excise Tax Revenue and Revenue Refunding Bonds Series 2015 (A1/ AA-)
20,000	4.000		07/01/2026	20,068
Pendergast Elementary School District No 92 of Maricopa County Arizona School Improvement Bonds Project of 2021 Series B 2023 (Aa2/NR)
20,000	5.000		07/01/2025	20,147
The Industrial Development Authority of The County of Yavapai Hospital RB Yavapai Regional Medical Center Series 2019 (A3/NR)
115,000	5.000		08/01/2026	117,650

				188,359

Arkansas - 0.2%
City of Springdale Public Facilities Board Hospital RB Arkansas Children’S Northwest Project Series 2016 (A1/AA-)
15,000	5.000		03/01/2025	15,000

California - 5.2%
California Infrastructure and Economic Development Bank Refunding RB The J. Paul Getty Trust Series 2020A-1 (Aaa/ AAA)
30,000	4.000		04/01/2025	30,036
California Municipal Finance Authority Solid Waste Disposal Refunding RB Republic Services, Inc. Project Series 2021A (NR/BBB+/A-2) (PUTABLE)
150,000	3.800	(a)(b)	07/01/2041	150,002
San Diego County Regional Airport Authority Subordinate Airport RB Series 2017B (AMT) (A1/A)
10,000	5.000		07/01/2025	10,066
Tender Option Bond Trust Receipts CTFs 2023-XM1153 (NA) (NR/AA+/A-1)
200,000	2.360	(a)(b)(c)	07/01/2048	200,000

				390,104

Colorado - 1.3%
Tender Option Bond Trust Receipts CTFs 2025 XG0597 (NA) (NR/AA-/A-1+) (PUTABLE)
100,000	1.960	(a)(b)(c)	11/15/2053	100,000

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Connecticut - 1.1%
State of Connecticut GO Refunding Bonds 2017 Series B (Aa3/ AA-)
$10,000	5.000%	04/15/2025	$10,026
State of Connecticut Health and Educational Facilities Authority Hartford Healthcare Issue RB Series 2020A (NR/A)
25,000	5.000	07/01/2025	25,146
State of Connecticut Health and Educational Facility Authority Revenue Refunding Bonds Connecticut State University System Issue Series L (Aa3/AA-)
50,000	4.000	11/01/2025	50,041

			85,213

Delaware - 0.2%
The State of Delaware GO Bonds Series 2022 (Aaa/AAA)
15,000	5.000	03/01/2025	15,000

Florida - 6.1%
City of Cape Coral Water & Sewer Refunding RB Series 2017 (A1/ A+)
40,000	5.000	10/01/2025	40,485
City of Jacksonville, Florida Health Care Facilities Revenue Refunding Bonds Baptist Health Series 2017 (NR/AA)
45,000	5.000	08/15/2025	45,416
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities Refunding RB for The City of Orlando Series 2016 (AMT) (Aa3/AA-)
30,000	5.000	10/01/2025	30,351
Lee County IDA Hospital Revenue Refunding Bonds Lee Health Sys Inc Series 2019 A-1 (A2/A+)
50,000	5.000	04/01/2025	50,066
Miami-Dade County GO Bonds for Public Health Trust Program Series 2021A (NR/AA)
30,000	5.000	07/01/2026	30,907
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (NR/A)
70,000	5.000	10/01/2026	71,947
Sarasota County Florida Utility System Revenue Refunding Bonds Series 2016B (NR/AA+)
40,000	5.000	10/01/2026	40,975
South Broward Hospital District Florida South Broward Hospital District Hospital Refunding RB Series 2016 (Aa3/AA)
25,000	4.000	05/01/2025	25,034
South Florida Water Management District Certificates of Participation Series 2015 (Aa3/AA)
10,000	5.000	10/01/2026	10,250
State of Florida Department of Transportation Turnpike Revenue Refunding Bonds Series 2015B (Aa2/NR)
45,000	5.000	07/01/2026	45,338
The School Board of Brevard County Florida Refunding Certificates of Participation Series 2015C (Aa3/NR)
15,000	5.000	07/01/2026	15,107
The School Board of Miami-Dade County Certificates of Participation Series 2015A (A1/A+)
25,000	5.000	05/01/2026	25,085
The School Board of Miami-Dade County Florida Certificates of Participation Series 2015B (A1/A+)
10,000	5.000	05/01/2026	10,034

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Florida – (continued)
West Palm Beach Community Redevelopment Agency Tax Increment Revenue Refunding Bonds Series 2015 City Center Community Redevelopment Area (NR/A)
$20,000	5.000%		03/01/2025	$20,000

				460,995

Georgia - 4.0%
Development Authority of Appling County Pollution Control RB Oglethorpe Power Corporation Hatch Project Series 2013A (A3/BBB+/A-2)
300,000	2.650	(a)(b)	01/01/2038	300,000

Illinois - 10.8%
Aurora West School District No. 129 GO School Building Bonds Series 2015C (Aa2/NR)
75,000	5.000		02/01/2026	76,327
Chicago Park District GO LT Refunding Bonds Series 2023C (NR/ AA-)
25,000	5.000		01/01/2026	25,378
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2024C (Amt) (NR/A+)
100,000	5.000		01/01/2027	103,223
City of Mount Vernon Illinois GO Improvement and Refunding Bonds Series 2020 (BAM) (NR/AA)
100,000	4.000		12/15/2026	101,545

Community College District No. 505 Counties of Champaign Coles Dewitt, Douglas Edgar Ford Iroquois Livingston Mclean Moultrie Piattand Vermilion and State of Illinois GO Refunding Bonds Series 2018B (NR/AA)

45,000	5.000		12/01/2026	46,515
Illinois Finance Authority Clean Water Initiative Revolving Fund RB Series 2016 (NR/AAA)
50,000	5.000		01/01/2027	50,954
Illinois Finance Authority RB Rush University Medical Center Obligated Group Series 2015A (A1/A+)
60,000	5.000		11/15/2025	60,221
50,000	5.000		11/15/2026	50,169
Rock Island School District No. 41 GO Refunding School Bonds Series 2018 (Aa3/NR)
45,000	4.000		12/01/2025	45,360
School District Number 100 Cook County Illinois Berwyn South GO Refunding School Bonds Series 2019C (BAM) (NR/AA)
75,000	5.000		12/01/2025	76,165
School District Number 81 Cook County Illinois Schiller Park GO School Bonds Series 2020 (NR/AA-)
30,000	4.000		12/01/2025	30,232
State of Illinois Build Illinois Bonds Sales Tax RB Junior Obligation Tax-Exempt Refunding Series C of September 2021 (NR/A-)
25,000	5.000		06/15/2025	25,131
State of Illinois GO Bonds Series of December 2017A (A3/A-)
75,000	5.000		12/01/2025	76,168
The County of Peoria Illinois GO Limited Tax Refunding Debt Certificates Series 2020A (Aa1/NR)
45,000	5.000		12/15/2025	45,832

				813,220

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Indiana - 1.6%
Indiana Finance Authority Hospital Refunding RB Series 2017A (Aa3/A+)
$30,000	5.000%	11/01/2026	$31,011
Indiana Finance Authority RB Series 2016A (NR/A+)
50,000	5.000	03/01/2026	50,836
Indiana Health Facility Financing Authority RB Ascension Health Subordinate Credit Group Series 2005A-6 (Aa3/NR)
35,000	4.000	10/01/2025	35,250

			117,097

Kansas - 0.7%
City of Olathe GO Temporary Notes Series 2024-A (NR/SP-1+)
15,000	5.000	08/01/2025	15,136
Kansas Development Finance Authority Refunding RB State of Kansas Projects Series 2020R (Aa3/A+)
35,000	5.000	11/01/2025	35,509

			50,645

Kentucky - 1.0%
Oldham County School District Finance Corporation Kentucky School Building Refunding RB Second Series of 2016 (ST INTERCEPT) (Aa3/NR)
20,000	4.000	09/01/2026	20,319
The Turnpike Authority of Kentucky Economic Development Road Revenue and Revenue Refunding Bonds Reviitalization Projects Economic Development Road RB Revitalization Projects 2015 Series A (Aa2/A)
55,000	5.000	07/01/2026	55,395

			75,714

Louisiana - 1.7%
Board of Supervisors of Louisiana State Universityand Agricultural and Mechanical College Auxiliary Revenue Refunding Bonds Series 2016A (A2/NR)
75,000	5.000	07/01/2026	76,634
Parish-Wide School District of Ascension Parish Louisiana GO School Bonds Series 2016 (NR/AA)
25,000	5.000	03/01/2025	25,000
St. Tammany Parish Wide School District No. 12 GO School Bonds Series 2017A (NR/AA)
25,000	5.000	03/01/2025	25,000
State of Louisiana GO Bonds Series 2015-A (Aa2/AA)
5,000	5.000	05/01/2026	5,019

			131,653

Maine - 0.3%
City of Lewiston Maine GO Public Improvement and Refunding Bonds (NR/AA-)
10,000	4.000	04/15/2025	10,014
University of Maine System RB Series 2023 (NR/AA-)
15,000	5.000	03/01/2025	15,000

			25,014

Maryland - 0.6%
Anne Arundel County Maryland GOs Bonds Consolidated Water and Sewer Series 2015 (Aaa/AAA)
15,000	5.000	04/01/2025	15,027

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Maryland – (continued)
City of Baltimore Refunding RB for Wastewater Projects Series 2014D (Aa3/A+)
$30,000	5.000%	07/01/2026	$30,047

			45,074

Massachusetts - 0.7%
City of New Bedford Massachusetts GO State Qualified Municipal Purpose Loan of 2017 Bonds (ST AID WITHHLDG) (Aa2/ AA+)
50,000	4.000	03/01/2025	50,000

Michigan - 3.5%
Board of Governors of Wayne State University General RB Series 2018A (Aa3/A+)
5,000	5.000	11/15/2026	5,066
Chippewa Valley Schools County of Macomb Michigan 2019 School Building and Site Bonds (Q-SBLF) (Aa1/NR)
20,000	5.000	05/01/2025	20,068
County of Grand Traverse Hospital Finance Authority Revenue and Revenue Refunding Bonds Munson Healthcare Obligated Group Series 2021 (A1/NR)
10,000	5.000	07/01/2025	10,061
County of Macomb State of Michigan Capital Improvement Bonds Series 2015 (Aa1/NR)
20,000	3.200	05/01/2027	20,005
Dexter Community Schools Counties of Washtenaw & Livingston Michigan 2017 School Building & Site & Refunding Bonds (Q-SBLF) (NR/AA)
20,000	4.000	05/01/2025	20,039
Grandville Public Schools Counties of Kent & Ottawa, Michigan 2020 School Building and Site Bonds, Series I (AGM) (A1/ AA)
10,000	5.000	05/01/2025	10,034
Hartland Consolidated Schools County of Livingston Michigan 2016 Refunding Bonds (Q-SBLF) (Aa1/NR)
15,000	5.000	05/01/2025	15,052
Michigan Finance Authority Hospital Revenue Refunding Bonds Mclaren Health Care Series 2015A (A1/NR)
25,000	5.000	05/15/2026	25,095
North Gratiot Interceptor Lenox Local Drain Drainage District County of Macomb State of Michigan Drainage District Refunding Bonds Series 2018 (CNTY GTD) (NR/AA+)
30,000	5.000	05/01/2025	30,100
Northview Public Schools County of Kent State of Michigan 2020 Refunding Bonds (Q-SBLF) (NR/AA)
15,000	5.000	05/01/2025	15,050
Portage Public Schools County of Kalamazoo Michigan 2016 School Building Site & Refunding Bonds (NR/AA-)
10,000	5.000	11/01/2026	10,266
Roseville Community Schools County of Macomb Michigan 2014 Refunding Bonds (Q-SBLF) (NR/AA)
10,000	5.000	05/01/2025	10,032
St Clair County Michigan Ltd Tax - Community Mental Health Refunding Bonds 2015A (NR/AA)
10,000	5.000	04/01/2025	10,015
Utica Community Schools County of Macomb Mighigan 2016 School Building Site & Refunding Bonds (Q-SBLF) (NR/AA)
15,000	4.000	05/01/2025	15,030

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Michigan – (continued)
Wayne-Westland Community Schools County of Wayne Michigan 2019 School Building and Site Bonds (Q-SBLF) (NR/AA)
$25,000	5.000%	11/01/2025	$25,347
Zeeland Public Schools Counties of Ottawa and Allegan State of Michigan 2015 Refunding Bonds (NR/A+)
25,000	5.000	05/01/2025	25,081

			266,341

Minnesota - 1.1%
City of Minneapolisand The Housing and Redevelopment Authority of The City of Saint Paul Minnesota Health Care System Revenue Refunding Bonds Series 2017A (A1/A+)
10,000	5.000	11/15/2025	10,115
City of St. Cloud Minnesota Health Care RB Series 2016A (A2/ NR)
25,000	5.000	05/01/2026	25,577
Independent School District No. 833 South Washington County Independent School District No. 833 GO School Building Refunding Bonds Series 2016B (SD CRED PROG) (Aa1/NR)
50,000	3.000	02/01/2026	49,999

			85,691

Mississippi - 0.9%
Mississippi Development Bank Special Obligation Bonds Series 2015A Jackson Public School District General Obligation Refunding Bond Project Series 2015B (NR/A+)
10,000	5.000	04/01/2025	10,014
Mississippi Hospital Equipment and Facilities Authority RB North Mississippi Health Services 2020 Series I (NR/A+)
55,000	5.000	10/01/2026	56,444

			66,458

Missouri - 3.6%
City of Kansas City Missouri Sanitary Sewer System Improvement and Refunding RB Series 2016A (Aa2/AA)
40,000	5.000	01/01/2026	40,065
Franklin County Missouri Refunding Certificates of Participation Series 2019B (NR/A+)
20,000	4.000	04/01/2027	20,393
Healthand Educational Facilities Authority of The State of Missouri Health Facilities RB Mosaic Health System Series 2019A (A1/ NR)
115,000	5.000	02/15/2026	117,180
St. Charles City of Missouri Certificates of Participation Series 2017 (Aa3/NR)
10,000	5.000	04/01/2025	10,015
St. Louis Municipal Finance Corporation Recreation Sales Tax Leasehold Revenue Refunding Bonds City of St. Louis Missouri Lessee Series 2016 (NR/A)
25,000	5.000	02/15/2027	25,479
The City of St. Louis Airport Refunding and Airport RB St. Louis Lambert International Airport 2017B (AGM) (A1/AA)
50,000	5.000	07/01/2025	50,293
Wentzville R-Iv School District Missouri GO Refunding Bonds Series 2021 (ST AID DIR DEP) (NR/AA+)
10,000	4.000	03/01/2025	10,000

			273,425

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Nebraska - 0.5%
Nebraska Investment Finance Authority Nebraska Investment Finance Authority Single Family Housing RB 2021 Series C (NON-AMT) (GNMA/FNMA/FHLMC) (NR/AAA)
$40,000	5.000%	09/01/2025	$40,444

Nevada - 0.9%
Clark County School District GO Limited Tax Building and Refunding Bonds Series 2015C (A1/AA-)
35,000	5.000	06/15/2026	35,573
Clark County School District Nevada GO Limited Tax School Bonds Additionally Secured by Pledged Revenues Series 2015D (A1/AA-)
30,000	5.000	06/15/2026	30,491

			66,064

New Jersey - 2.7%
City of Linden In The County of Union New Jersey Bond Anticipation Notes Series 2024 (NR/SP-1+)
65,000	4.500	07/10/2025	65,349
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds Series 2015 - XX (A2/A-)
120,000	4.250	06/15/2026	120,369
New Jersey Transportation Tr Fd Auth Floaters 963-D (NATL) (A2/A-)
20,000	5.750	06/15/2025	20,158

			205,876

New York - 3.4%
City School District of The City of Beacon Dutchess County New York Bond Anticipation Notes series 2024 (ST AID WITHHLDG) (MIG1/NR)
75,000	4.000	06/20/2025	75,276
Monroe County Industrial Development Corp. RB for University of Rochester Project Series 2015A (Tax-Exempt) (Aa3/AA-)
15,000	5.000	07/01/2026	15,110
Nassau County Sewer and Storm Water Finance Authority System RB 2014 Series A (Aa1/AA)
15,000	5.000	10/01/2025	15,006
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2015 Series C (Aa1/ AAA)
35,000	5.000	11/01/2025	35,120
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred Forty-Fifth Series Consolidated Bonds Two Hundred Forty-Sixth Series (Aa3/AA-)
100,000	5.000	09/01/2025	100,938
Upper Mohawk Valley Regional Water Finance Authority Water System RB Series 2023 (AGM) (Aa3/AA)
15,000	5.000	04/01/2025	15,026

			256,476

North Carolina - 0.7%
City of Jacksonville North Carolina Jacksonville Public Facilities Corporation Limited Obligation Refunding Bonds Series 2017 (Aa3/NR)
20,000	5.000	04/01/2025	20,034
North Carolina Municipal Power Agency Number 1 Catawba Electric RB Refunding Series 2016A (NR/A)
10,000	5.000	01/01/2027	10,261

Principal Amount		Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

North Carolina – (continued)
Raleigh-Durham Airport Authority Revenue Refunding Bonds, Series 2017A (AMT) (Aa3/NR)
	$10,000	5.000%	05/01/2025	$10,031
State of North Carolina Grant Anticipation Revenue Vehicle Bonds Series 2019 (Aa3/AA)
	10,000	5.000	03/01/2025	10,000

				50,326

Ohio - 3.6%
County of Allen Ohio Hospital Facilities Bon Secours Mercy Health RB Series 2020A (A2/A+)
	100,000	5.000	12/01/2025	101,605
County of Allen Ohio Hospital Facilities RB Series 2017A (A2/A+)
	45,000	5.000	08/01/2026	46,383
County of Montgomery Ohio Hospital Facilities RB Series 2021 (A1/NR)
	85,000	5.000	08/01/2025	85,635
Kings Local School District Ohio Warren County School Improvement GO Unlimited Tax Bond Anticipation Notes Series 2024 (NR/SP-1)
	25,000	4.500	07/16/2025	25,140
State of Ohio Treasurer of State Capital Facilities Lease- Appropiation Bonds for Transportation Building Fund Projects Series 2015A (Tax-Exempt) (Aa1/AA+)
10,000		5.000	04/01/2026	10,016

				268,779

Oklahoma - 3.4%
Oklahoma County Finance Authority Educational Facilities Lease RB for Midwest City-Del City Public Schools Project Series 2018 (NR/A+)
	95,000	5.000	10/01/2025	96,069
Oklahoma County Finance Authority Educational Facilities Lease RB Midwest City Del City Public Schools Project Series 2018 (NR/A+)
	35,000	5.000	10/01/2026	36,093
Oklahoma Water Resources Board Revolving Fund RB Series 2020A (NR/AAA)
	10,000	5.000	04/01/2025	10,018
Tulsa Public Facilities Authority Oklahoma Capital Improvements RB, Series 2017 (NR/AA-)
	50,000	3.000	06/01/2025	49,994
	25,000	3.000	06/01/2026	24,890
Wagoner County Independent School District No. 17 Coweta Board of Education Oklahoma Building Bonds of 2023 (MIG1/NR)
	35,000	4.500	09/01/2026	35,654

				252,718

Oregon - 2.1%
Asante Health System Obligated Group The Hospital Facilities Authority of The City of Medford Oregon Revenue and Refunding Bonds Asante Projects Series 2020A (NR/A+)
	50,000	5.000	08/15/2025	50,400
Eugene School District No. 4J GO Bonds for Oregon School Bond Guaranty Series 2016 (SCH BD GTY) (Aa1/NR)
	25,000	2.000	06/15/2026	24,590
Hospital Facility Authority of The City of Salem Oregon RB Salem Health Projects Series 2019A (NR/A+)
	35,000	4.000	05/15/2025	35,059

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Principal Amount		Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Oregon – (continued)
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
	$25,000	5.000%		08/15/2026	$25,675
Metro Ore / Go Bonds Series 2012A (Aaa/AAA)
5,000		4.000		06/01/2026	5,003
Sherwood School District No. 88J Washington Clackamas and Yamhill Counties Oregon GO Refunding Bonds Series 2015 (SCH BD GTY) (Aa1/AA+)
	15,000	5.000		06/15/2025	15,093

					155,820

Pennsylvania - 7.1%
Allegheny County Hospital Development Authority RB Allegheny Health Network Obligated Group Issue Series 2018A (NR/A)
	35,000	5.000		04/01/2026	35,697
Allegheny County Hospital Development Authority Upmc RB Series 2019A (A2/A)
	30,000	5.000		07/15/2025	30,222
City of Philadelphia Airport Revenue Refunding Bonds Series 2017B (AMT) (A1/A+)
	10,000	5.000		07/01/2025	10,061
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management Inc. Project Series 2019A (NR/A-/A-2)
	200,000	4.250	(a)(b)	08/01/2038	200,194
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System RB, Series of 2015 (Aa3/AA)
	20,000	5.000		08/15/2026	20,189
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2020-133 (Non-Amt) (Aa1/AA+)
	35,000	5.000		04/01/2025	35,056
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Refunding Bonds Series of 2016 (A2/NR)
	35,000	5.000		06/01/2026	35,544
Philadelphia Authority for Industrial Development Temple University RB First Series of 2015 (Aa3/A+)
	10,000	5.000		04/01/2026	10,016
Philadelphia Authority For Industrial Development Temple University RB Temple University RB First Series of 2016 (Aa3/A+)
	15,000	5.000		04/01/2025	15,026
Philadelphia Authority for Industrial Development The Children’S Hospital of Philadelphia Project Hospital RB Series A of 2021 (Aa2/AA)
	40,000	5.000		07/01/2025	40,283
Tender Option Bond Trust Receipts CTFs 2024 XF1781 (NA) (AGC-CR) (NR/AA/A-1+)
	100,000	1.980	(a)(b)(c)	05/01/2047	100,000
					532,288

South Carolina - 2.5%
South Carolina Public Service Authority Variable Rate Revenue Obligations, 2019 Tax-Exempt Refunding Series A (Sc) (NR/ A+/A-1)
	150,000	1.970	(a)(b)	01/01/2036	150,000
State of South Carolina GO State Economic Development Bonds Series 2015A (ST AID WITHHLDG) (Aaa/AA+)
	20,000	5.000		04/01/2025	20,035

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

South Carolina – (continued)
University of South Carolina Higher Education RB Series 2015 (Aa2/NR)
$20,000	5.000%		05/01/2025	$20,073

				190,108

Tennessee - 2.7%
Chattanooga Tenn Health Educational & Housing Fac Brd Rev Bonds St Lukes Health System 2004 C (A3/A-/A-2)
100,000	3.250	(a)(b)	05/01/2039	100,000
City of Gatlinburg Tennessee GO Refunding Bonds Series 2019A (NR/AA)
20,000	5.000		05/01/2025	20,071
City of Memphis General Improvement Refunding Bonds Series 2015A (Aa2/AA)
75,000	5.000		04/01/2026	75,129
The Metropolitan Government of Nashville and Davidson County GO Refunding Bonds Series 2021A (Aa2/AA+)
10,000	5.000		07/01/2026	10,319

				205,519

Texas - 7.9%
Board of Regents Texas State University System Revenue Financing System Revenue and Refunding Bonds Series 2015A (Aa2/NR)
25,000	5.000		03/15/2026	25,042
Board of Regents Texas State University System Revenue Financing System Revenue and Refunding Bonds Series 2017A (Aa2/NR)
48,750	5.000		03/15/2025	48,785
City of Burleson Johnson and Tarrant Counties GO Refunding and Improvement Bonds Series 2015 (Aa2/AA)
55,000	5.000		03/01/2026	55,079
City of El Paso Texas El Paso County GO Refunding and Improvement Bonds Series 2015 (NR/AA)
40,000	5.000		08/15/2026	40,380
City of Garland Texas Water and Sewer System Revenue Refunding Bonds New Series 2017 (NR/AA-)
20,000	5.000		03/01/2025	20,000
City of New Braunfels A Political Subdivision of The State of Texas Located in Comal and Guadalupe Counties Utility System Revenue and Refunding Bonds Series 2016 (Aa1/A+)
5,000	5.000		07/01/2026	5,008
Dallas County Utility and Reclamation District Unlimited Tax Refunding Bonds Series 2016 (A2/A+)
100,000	5.000		02/15/2026	101,971
Dallas Independent School District Unlimited Tax Refunding Bonds Series 2015 (PSF-GTD) (Aaa/NR)
10,000	5.000		02/15/2026	10,045
Dayton Independent School District Texas Unlimited Tax School
Building Bonds Series 2015 (PSF-GTD) (Aaa/AAA)
50,000	5.000		02/15/2026	50,085
Del Valle Independent School District A Political Subdivision of The State of Texas Located In Travis County Texas Unlimited Tax School Building Bonds Series 2022 (PSF-GTD) (NR/ AAA)
20,000	5.000		06/15/2025	20,124
Fort Bend County Texas Limited Tax Facility Bonds Series 2019 (Aa1/NR)
15,000	5.000		03/01/2025	15,000

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Schedule of Investments (continued) February 28, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)

Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. Hospital RB for Texas Children’s Hospital Series 2019A (Aa2/AA-)
$15,000	5.000%		10/01/2025	$15,191
Houston Community College System Combined Fee Revenue & Refunding Bonds Series 2015 (Aa2/AA+)
10,000	5.000		04/15/2025	10,026
Lewisville Independent School District Unlimited Tax Refunding Bonds Series 2016B (Non PSF) (NR/AA+)
25,000	5.000		08/15/2026	25,259
North Texas Tollway Authority System RB Refundingfor Second Tier Bonds Series 2017B (A1/A+)
15,000	5.000		01/01/2027	15,274
San Antonio Independent School District Unlimited Tax School Building and Refunding Bonds Series 2015 (PSF-GTD) (Aaa/ NR)
60,000	5.000		02/15/2026	60,100
Upton County Texas Tax Notes Series 2022 (NR/AA-)
50,000	5.000		02/15/2026	50,962
Via Metropolitan Transit Authority a Political Subdivision of The State of Texas Located in Bexar County Farebox Revenue Improvement and Refunding Bonds Series 2013 (NR/AA+)
15,000	4.000		08/01/2026	15,013
West Harris County Regional Water Authority Water System Revenue and Revenue Refunding Bonds Series 2015A (A1/ AA-)
15,000	5.000		12/15/2026	15,197

				598,541

Utah - 0.8%
Central Weber Sewer Improvement District Utah Sewer Revenue and Refunding Bonds Series 2021A (NR/AA)
35,000	4.000		03/01/2025	35,000
Utah Infrastructure Agency Layton City Telecommunications and Franchise Tax RB Series 2018 (NR/A+)
25,000	4.000		10/15/2025	25,149

				60,149

Virginia - 0.5%
Industrial Development Authority of Fairfax County Virginia Health Care RB Inova Health System Project Series 2016A (Aa2/AA+)
40,000	5.000		05/15/2025	40,166

Washington - 3.8%
Fyi Properties Lease Revenue Refunding Bonds 2019 State of Washington Dis Project - Green Bonds (NR/AA)
45,000	5.000		06/01/2025	45,208
University of Washington General RB 2022A (Aa1/AA+)
15,000	5.000		04/01/2025	15,026
Washington Health Care Facilities Authority RB Series 2017B (NR/A)
25,000	5.000		08/15/2025	25,197
Washington State Housing Finance Comm Multifamily Housing Revenue Bonds Artspace Everett LP 2008 (Aaa/NR)
200,000	2.940	(a)(b)	12/01/2041	200,000

				285,431

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)

Wisconsin - 3.5%
Ascension Health RB Ascension Senior Credit Group Series 2016A (Aa2/AA)
$45,000	5.000%	11/15/2026	$46,130
Public Finance Authority Hospital Revenue Refunding Bonds Renown Regional Medical Center Project Series 2015A (NR/A)
45,000	5.000	06/01/2025	45,163
Wisconsin Health and Educational Facilities Authority RB Series 2015 (NR/AA)
170,000	5.000	12/15/2026	170,151

			261,444

TOTAL MUNICIPAL BONDS (Cost $7,092,802)			7,105,666

Shares	Dividend Rate		Value

Mortgage-Backed Securities - 4.0%(a)(b)(c)

Municipal - 4.0%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates Relating to Municipal Services Series 2011-M026
300,000	2.490%	09/15/38	300,000

(Cost $300,000)

TOTAL INVESTMENTS - 102.2% (Cost $7,692,802)			$7,705,661

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%			(168,667)

NET ASSETS - 100.0%			$7,536,994

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on February 28, 2025.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF

Investment Abbreviations:
AGC	- Insured by Assured Guaranty Corp.
AGM	- Insured by Assured Guaranty Municipal Corp.
AMT	- Alternative Minimum Tax (subject to)
BAM	- Build America Mutual Assurance Co.
CNTY GTD	- County Guaranteed
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
GO	- General Obligation
IDA	- Industrial Development Agency
LT	- Limited Tax
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Guaranteed by Permanent School Fund
Q-SBLF	- Qualified School Bond Loan Fund
RB	- Revenue Bond
SCH BD	-
GTY	School Bond Guaranty
SD CRED	-
PROG	School District Credit Program
ST AID	-
WITHHLDG	State Aid Withholding
UPMC	- University of Pittsburgh Medical Center

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Statements of Assets and Liabilities February 28, 2025 (Unaudited)

	Community Municipal Bond ETF	Dynamic California Municipal Income ETF	Dynamic New York Municipal Income ETF

Assets:

Investments in unaffiliated issuers, at value (cost $9,782,127, $10,485,393 and $6,171,259, respectively)	$9,813,638	$10,559,034	$6,189,494
Investments in affiliated issuers, at value (cost $3, $– and $–, respectively)	3	—	—
Cash	32,381	765,005	107,489
Receivables:
Interest and Dividends	108,449	115,304	81,107
Collateral on certain derivative contracts	—	5,665	5,665

Total assets	9,954,471	11,445,008	6,383,755

Liabilities:

Variation margin on futures contracts	—	719	719
Payables:
Management fees	448	920	660
Investments purchased	—	1,290,639	96,500

Total liabilities	448	1,292,278	97,879

Net Assets:

Paid-in capital	9,925,123	10,062,449	6,261,822
Total distributable earnings	28,900	90,281	24,054

NET ASSETS	$9,954,023	$10,152,730	$6,285,876

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	200,000	200,000	125,000

Net asset value per share:	$49.77	$50.76	$50.29

30	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Statements of Assets and Liabilities (continued) February 28, 2025 (Unaudited)

	Municipal Income ETF	Ultra Short Municipal Income ETF

Assets:
Investments, at value (cost $8,786,618 and $7,692,802, respectively)	$8,814,438	$7,705,661
Cash	102,583	15,687
Receivables:
Interest	103,069	81,597
Collateral on certain derivative contracts	5,665	—

Total assets	9,025,755	7,802,945

Liabilities:
Variation margin on futures contracts	719	—
Payables:
Investments purchased	204,307	265,588
Management fees	476	363

Total liabilities	205,502	265,951

Net Assets:
Paid-in capital	8,771,537	7,507,062
Total distributable earnings	48,716	29,932

NET ASSETS	$8,820,253	$7,536,994

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	175,000	150,000

Net asset value per share:	$50.40	$50.25

The accompanying notes are an integral part of these consolidated financial statements.	31

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Statements of Operations For the Six Months Ended February 28, 2025 (Unaudited)

	Community Municipal Bond ETF	Dynamic California Municipal Income ETF	Dynamic New York Municipal Income ETF

Investment income:

Interest	$150,653	$122,334	$113,723
Dividends — affiliated issuers	2,015	—	—

Total Investment Income	152,668	122,334	113,723

Expenses:

Management fees	9,646	10,546	9,434
Trustee fees	2,648	969	963

Total expenses	12,294	11,515	10,397

Less — expense reductions	(4,989)	—	—

Net expenses	7,305	11,515	10,397

NET INVESTMENT INCOME	145,363	110,819	103,326

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	1,026	(4,045)	(9,960)

Futures contracts	—	(1,583)	(1,583)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(28,630)	25,478	(15,962)

Futures contracts	—	(1,550)	(1,550)

Net realized and unrealized gain (loss)	(27,604)	18,300	(29,055)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,759	$129,119	$74,271

32	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Statements of Operations (continued) For the Six Months Ended February 28, 2025 (Unaudited)

	Municipal Income ETF	Ultra Short Municipal Income ETF

Investment income:

Interest	$144,668	$112,328

Expenses:

Management fees	6,276	4,825
Trustee fees	595	439

Total expenses	6,871	5,264

Less — expense reductions	—	—

NET INVESTMENT INCOME	137,797	107,064

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(2,082)	(2,602)

Futures contracts	(1,583)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(3,363)	4,949

Futures contracts	(1,550)	—

Net realized and unrealized gain (loss)	(8,578)	2,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,219	$109,411

The accompanying notes are an integral part of these consolidated financial statements.	33

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Statements of Changes in Net Assets

	Community Municipal Bond ETF		Dynamic California Municipal Income ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Fiscal Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Period July 23, 2024* to August 31, 2024

From operations:

Net investment income	$145,363	$407,771	$110,819	$17,058

Net realized gain (loss)	1,026	(31,603)	(5,628)	9

Net change in unrealized gain (loss)	(28,630)	239,415	23,928	48,163

Net increase in net assets resulting from operations	117,759	615,583	129,119	65,230

Distributions to shareholders:

From distributable earnings	(146,726)	(424,426)	(104,068)	–

From share transactions:

Proceeds from sales of shares	–	–	5,062,449	5,000,000

Cost of shares redeemed	–	(10,039,110)	–	–

Net increase (decrease) in net assets resulting from share transactions	–	(10,039,110)	5,062,449	5,000,000

TOTAL INCREASE (DECREASE)	(28,967)	(9,847,953)	5,087,500	5,065,230

Net Assets:

Beginning of period	$9,982,990	$19,830,943	$5,065,230	$–

End of period	$9,954,023	$9,982,990	$10,152,730	$5,065,230

*	Commencement of operations.

34	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Statements of Changes in Net Assets (continued)

	Dynamic New York Municipal Income ETF		Municipal Income ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Period July 23, 2024* to August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	For the Period July 23, 2024* to August 31, 2024

From operations:

Net investment income	$103,326	$17,454	$137,797	$20,209

Net realized loss	(11,543)	(7)	(3,665)	(13)

Net change in unrealized gain (loss)	(17,512)	34,197	(4,913)	31,183

Net increase in net assets resulting from operations	74,271	51,644	129,219	51,379

Distributions to shareholders:

From distributable earnings	(101,861)	–	(131,882)	–

From share transactions:

Proceeds from sales of shares	1,261,822	5,000,000	2,511,584	6,259,953

Net increase in net assets resulting from share transactions	1,261,822	5,000,000	2,511,584	6,259,953

TOTAL INCREASE	1,234,232	5,051,644	2,508,921	6,311,332

Net Assets:

Beginning of period	$5,051,644	$–	$6,311,332	$–

End of period	$6,285,876	$5,051,644	$8,820,253	$6,311,332

*	Commencement of operations.

The accompanying notes are an integral part of these consolidated financial statements.	35

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Statements of Changes in Net Assets (continued)

	Ultra Short Municipal Income ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Period July 23, 2024* to August 31, 2024

From operations:

Net investment income	$107,064	$17,504

Net realized loss	(2,602)	–

Net change in unrealized gain	4,949	7,910

Net increase in net assets resulting from operations	109,411	25,414

Distributions to shareholders:

From distributable earnings	(104,893)	–

From share transactions:

Proceeds from sales of shares	2,507,062	5,000,000

Net increase in net assets resulting from share transactions	2,507,062	5,000,000

TOTAL INCREASE	2,511,580	5,025,414

Net Assets:

Beginning of period	$5,025,414	$–

End of period	$7,536,994	$5,025,414

36	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Community Municipal Bond ETF

	Six Months Ended		For the Fiscal	For the Period
	February 28, 2025 (Unaudited)		Year Ended August 31, 2024	March 7, 2023* to August 31, 2023

Per Share Operating Performance:

Net asset value, beginning of period	$49.91		$49.58	$49.91

Net investment income(a)	0.71		1.46	0.66

Net realized and unrealized gain (loss)	(0.12)		0.42	(0.45)

Total from investment operations	0.59		1.88	0.21

Distributions to shareholders from net investment income	(0.73)		(1.55)	(0.54)

Net asset value, end of period	$49.77		$49.91	$49.58

Market price, end of period	$49.93		$49.98	$49.63

Total Return at Net Asset Value(b)	1.20%		3.86%	0.42%

Net assets, end of period (in 000’s)	$9,954		$9,983	$19,831

Ratio of net expenses to average net assets	0.15	%(c)	0.16%	0.25	%(c)

Ratio of total expenses to average net assets	0.25	%(c)	0.25%	0.25	%(c)

Ratio of net investment income to average net assets	2.89	%(c)	2.94%	2.72	%(c)

Portfolio turnover rate(d)	9%		25%	10%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete sale or redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	37

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Dynamic California Municipal Income ETF

	For the Six Months Ended		For the Period July 23, 2024*
	February 28, 2025 (Unaudited)		to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$50.65		$50.00

Net investment income(a)	0.83		0.17

Net realized and unrealized gain	0.12		0.48

Total from investment operations	0.95		0.65

Distributions to shareholders from net investment income	(0.84)		–

Net asset value, end of period	$50.76		$50.65

Market price, end of period	$50.94		$50.72

Total Return at Net Asset Value(b)	1.89%		1.30%

Net assets, end of period (in 000’s)	$10,153		$5,065

Ratio of net expenses to average net assets	0.35	%(c)	0.35	%(c)

Ratio of net investment income to average net assets	3.30	%(c)	3.10	%(c)

Portfolio turnover rate(d)	26%		21%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete sale or redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Dynamic New York Municipal Income ETF

	Six Months Ended		For the Period
	February 28, 2025 (Unaudited)		July 23, 2024* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$50.52		$50.00

Net investment income(a)	0.85		0.17

Net realized and unrealized gain (loss)	(0.20)		0.35

Total from investment operations	0.65		0.52

Distributions to shareholders from net investment income	(0.88)		–

Net asset value, end of period	$50.29		$50.52

Market price, end of period	$50.39		$50.55

Total Return at Net Asset Value(b)	1.30%		1.04%

Net assets, end of period (in 000’s)	$6,286		$5,052

Ratio of net expenses to average net assets	0.35	%(c)	0.35	%(c)

Ratio of net investment income to average net assets	3.43	%(c)	3.17	%(c)

Portfolio turnover rate(d)	28%		12%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale or redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	39

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Municipal Income ETF

	For the Six Months Ended		For the Period July 23, 2024*
	February 28, 2025 (Unaudited)		to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$50.49		$50.00

Net investment income(a)	0.90		0.18

Net realized and unrealized gain (loss)	(0.11)		0.31

Total from investment operations	0.79		0.49

Distributions to shareholders from net investment income	(0.88)		–

Net asset value, end of period	$50.40		$50.49

Market price, end of period	$50.47		$50.55

Total Return at Net Asset Value(b)	1.59%		0.98%

Net assets, end of period (in 000’s)	$8,820		$6,311

Ratio of net expenses to average net assets	0.18	%(c)	0.18	%(c)

Ratio of net investment income to average net assets	3.61	%(c)	3.26	%(c)

Portfolio turnover rate(d)	38%		47%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete sale or redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Ultra Short Municipal Income ETF

	Six Months Ended		For the Period
	February 28, 2025 (Unaudited)		July 23, 2024* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$50.25		$50.00

Net investment income(a)	0.78		0.18

Net realized and unrealized gain	0.04		0.07

Total from investment operations	0.82		0.25

Distributions to shareholders from net investment income	(0.82)		–

Net asset value, end of period	$50.25		$50.25

Market price, end of period	$50.24		$50.27

Total Return at Net Asset Value(b)	1.65%		0.50%

Net assets, end of period (in 000’s)	$7,537		$5,025

Ratio of net expenses to average net assets	0.16	%(c)	0.16	%(c)

Ratio of net investment income to average net assets	3.14	%(c)	3.20	%(c)

Portfolio turnover rate(d)	88%		61%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale or redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	41

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act.

Fund	Diversified/ Non-Diversified

Goldman Sachs Community Municipal Bond ETF	Diversified

Goldman Sachs Dynamic California Municipal Income ETF*	Non-Diversified

Goldman Sachs Dynamic New York Municipal Income ETF*	Non-Diversified

Goldman Sachs Municipal Income ETF*	Non-Diversified

Goldman Sachs Ultra Short Municipal Income ETF*	Non-Diversified

* Commenced operations on July 23, 2024.

The investment objective of the Community Municipal Bond ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of its Index; the investment objective of the Dynamic California Municipal Income ETF seeks to provide a high level of current income that is exempt from federal income tax and California personal income tax; the investment objective of the Dynamic New York Municipal Income ETF seeks to provide a high level of current income that is exempt from federal income tax and New York State and City personal income taxes; the investment objective of the Municipal Income ETF seeks to provide a high level of current income that is exempt from regular federal income tax; and the investment objective of Ultra Short Municipal Income ETF seeks to provide a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (the “Investment Adviser”) to the Funds pursuant to management agreements (each, an “Agreement” and together, the “Agreements”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations.

42

GOLDMAN SACHS MUNICIPAL INCOME ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Expenses — Expenses incurred directly by the Funds are charged to the Funds, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For each Fund, income and capital gains distributions, if any, are declared and paid monthly and annually, respectively. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and

43

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and

44

GOLDMAN SACHS MUNICIPAL INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

B.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2025:

Community Municipal Bond ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income
Municipal Bond	$—	$9,813,638	$—
Investment Company	3	—	—

Total	$3	$9,813,638	$—

Dynamic California Municipal Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bond	$—	$10,559,034	$—
Total	$—	$10,559,034	$—

Derivative Type
Liabilities

Futures Contracts(a)	$(1,550)	$—	$—

Dynamic New York Municipal Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bond	$—	$6,189,494	$—

Total	$—	$6,189,494	$—

Derivative Type
Liabilities

Futures Contracts(a)	$(1,550)	$—	$—

Municipal Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bond	$—	$8,814,438	$—

Total	$—	$8,814,438	$—

Derivative Type
Liabilities

Futures Contracts(a)	$(1,550)	$—	$—

45

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Ultra Short Municipal Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Mortgage-Backed Securities	$—	$300,000	$—

Municipal Bond	—	7,105,666	—

Variable Rate Demand Note	—	299,995	—

Total	$—	$7,705,661	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENT IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Dynamic California Municipal Income ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Interest Rate		$ —		$ (1,550)

Dynamic New York Municipal Income ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Interest Rate		$ —		$ (1,550)

Municipal Income ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Interest Rate		$ —		$ (1,550)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of February 28, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

46

GOLDMAN SACHS MUNICIPAL INCOME ETFS

4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic California Municipal Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$ (1,583)	$ (1,550)

Dynamic New York Municipal Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(1,583)	(1,550)

Municipal Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(1,583)	(1,550)

For the six months ended February 28, 2025, the relevant values for each derivative type was as follows:

Fund	Average Number of Contracts(a)

Dynamic California Municipal Income ETF	1

Dynamic New York Municipal Income ETF	1

Municipal Income ETF	1

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Funds, excluding payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

For the six months ended February 28, 2025, contractual and effective net unitary management fees with GSAM were at the following rates:

47

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Community Municipal Bond ETF	0.25%	0.15%

Dynamic California Municipal Income ETF	0.35%	0.35%

Dynamic New York Municipal Income ETF	0.35%	0.35%

Municipal Income ETF	0.18%	0.18%

Ultra Short Municipal Income ETF	0.16%	0.16%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee for the Goldman Sachs Community Municipal Bond ETF in order to achieve an effective net management fee rate of 0.15% as an annual percentage rate of average daily net assets of the Fund through at least December 29, 2025, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended February 28, 2025, GSAM waived $4,917 of the management fees for the Goldman Sachs Community Municipal Bond ETF.

The Goldman Sachs Community Municipal Bond ETF invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Money Market Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Money Market Fund in which the Fund invests. For the six months ended February 28, 2025, the management fee waived by GSAM was $72.

B.  Other Transactions with Affiliates — For the six months ended February 28, 2025, Goldman Sachs did not earn any brokerage commission from portfolio transactions on behalf of the Funds.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 28, 2025:

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Community Municipal Bond ETF	$39,290	$642,314	$(681,601)	$3	3	$2,015

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

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GOLDMAN SACHS MUNICIPAL INCOME ETFS

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Community Municipal Bond ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Fiscal Year Ended August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares redeemed	—	$—	(200,000)	$(10,039,110)

NET DECREASE IN SHARES	—	$—	(200,000)	$(10,039,110)

	Dynamic California Municipal Income ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period July 23, 2024(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	100,000	$5,062,449	100,000	$5,000,000

Shares redeemed	—	—	—	—

NET INCREASE IN SHARES	100,000	$5,062,449.13	100,000	$5,000,000

	Dynamic New York Municipal Income ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period July 23, 2024(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	25,000	$1,261,822	100,000	$5,000,000

Shares redeemed	—	—	—	—

NET INCREASE IN SHARES	25,000	$1,261,822	100,000	$5,000,000

	Municipal Income ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period July 23, 2024(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	50,000	$2,511,584	125,000	$6,259,953

Shares redeemed	—	—	—	—

NET INCREASE IN SHARES	50,000	$2,511,583.56	125,000	$6,259,953

49

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Ultra Short Municipal Income ETF

	For the Six Months Ended February 28, 2025 (Unaudited)		For the Period July 23, 2024(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	50,000	$2,507,062	100,000	$5,000,000

NET INCREASE IN SHARES	50,000	$2,507,062	100,000	$5,000,000

(a)	Commenced operations on July 23, 2024.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2025, were as follows:

Fund	Purchases	Sales

Community Municipal Bond ETF	$1,025,955	$908,571

Dynamic California Municipal Income ETF	7,203,010	1,784,466

Dynamic New York Municipal Income ETF	2,807,506	1,505,024

Municipal Income ETF	5,492,645	2,814,450

Ultra Short Municipal Income ETF	6,350,531	3,806,740

8. TAX INFORMATION

As of the Funds’ most recent year end, August 31, 2024, the Funds’ capital loss carry forwards on a tax-basis were as follows:

	Community Municipal Bond ETF	Dynamic California Municipal Income ETF	Dynamic New York Municipal Income ETF	Municipal Income ETF	Ultra Short Municipal Income ETF

Capital loss carryforwards:

Perpetual Short-Term	$(31,436)	$—	$—	$—	$—

Perpetual Long-Term	(3,543)	—	—	—	—

Total capital loss carryforwards	(34,979)	—	—	—	—

As of February 28, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

50

GOLDMAN SACHS MUNICIPAL INCOME ETFS

8. TAX INFORMATION (continued)

	Community Municipal Bond ETF	Dynamic California Municipal Income ETF	Dynamic New York Municipal Income ETF	Municipal Income ETF

Tax Cost	$9,773,524	$10,483,027	$6,169,744	$8,785,987

Gross unrealized gain	66,284	91,310	36,955	50,450

Gross unrealized loss	(26,167)	(15,303)	(17,205)	(21,999)

Net unrealized gain (loss)	$40,117	$76,007	$19,750	$28,451

Ultra Short Municipal Income ETF

Tax Cost	$7,692,102

Gross unrealized gain	14,235

Gross unrealized loss	(676)

Net unrealized gain (loss)	$13,559

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable to differences in the tax treatment of market discount accretion and premium amortization.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk —An issuer or guarantor of a security held by the Fund, or bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Geographic and Sector Risk — If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Index Risk — (Community Municipal Bond ETF only) Bloomberg Professional Services (the “Index Provider”) constructs the Fund’s Index in accordance with a rules based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from an Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

51

GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

9. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Funds’ Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Funds, including on the Funds’ liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on (“NYSE Arca, Inc.”) and may, therefore, have a material upward or downward effect on the market price of the Shares. Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. For the Community Municipal Bond ETF, price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

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GOLDMAN SACHS MUNICIPAL INCOME ETFS

9. OTHER RISKS (continued)

Non-Diversification Risk — Goldman Sachs Dynamic California Municipal Income ETF, Goldman Sachs Dynamic New York Municipal Income ETF, Goldman Sachs Municipal Income ETF, and Goldman Sachs Ultra Short Municipal Income ETF are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities of issuers that are in default.

Other Investment Companies Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITS indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment in direct proportion to the amount of assets the Fund invests therein.

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/ or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.

State/Territory Specific Risk —The Funds’ investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Funds’ income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from municipal securities can significantly affect the demand for and supply, liquidity and marketability of municipal securities. Such changes may affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculations may also be impacted by operational risks arising form factors such as failures in systems and technology.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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GOLDMAN SACHS MUNICIPAL INCOME ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

11. OTHER MATTERS

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Funds operate in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of each Fund, as prescribed in each Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of the Funds. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. MMMUNETFSAR-25

Semi-Annual Financial Statements Goldman Sachs Funds February 28, 2025 Goldman Sachs Buffer ETFs Goldman Sachs U.S. Large Cap Buffer 1 ETF (GBXA) Goldman Sachs U.S. Large Cap Buffer 2 ETF (GBXB) Goldman Sachs U.S. Large Cap Buffer 3 ETF (GBXC)

Goldman Sachs Buffer ETFs

GOLDMAN SACHS U.S. LARGE CAP BUFFER 1 ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 100.2%
72,206	SPDR Portfolio S&P 500 ETF
(Cost $4,978,603)		$5,046,477

TOTAL INVESTMENTS – 100.2% (Cost $4,978,603)		$5,046,477

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(11,028)

NET ASSETS – 100.0%		$5,035,449

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

ADDITIONAL INVESTMENT INFORMATION

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 28, 2025, the Fund had the following purchased and written option contracts:

FLEX OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	$65.50	04/02/2025	724	$4,742	$26,283	$69,685	$(43,402)
S&P 500 Index	Morgan Stanley Co., Inc.	51.00	04/02/2025	724	3,692	1,408	9,593	(8,185)
Total purchased option contracts				1,448	$8,434	$27,691	$79,278	$(51,587)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	$72.40	04/02/2025	(724)	$(5,242)	$(22,054)	$(38,914)	$16,861
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	$58.60	04/02/2025	(724)	$(4,242)	$(5,746)	$(12,127)	$6,380
Total written option contracts				(1,448)	$(9,484)	$(27,800)	$(51,041)	$23,241

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS U.S. LARGE CAP BUFFER 2 ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.7%
69,800	SPDR Portfolio S&P 500 ETF
(Cost $4,942,538)		$4,878,322

Shares	Dividend Rate	Value

Investment Company – 0.6%(a)

Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Shares
28,981	4.253%	28,981
(Cost $28,981)

TOTAL INVESTMENTS – 99.3% (Cost $4,971,519)		$4,907,303

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		34,413

NET ASSETS – 100.0%		$4,941,716

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 28, 2025, the Fund had the following purchased and written option contracts:

FLEX OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	$67.26	05/02/2025	698	$4,695	$64,098	$58,109	$5,990
S&P 500 Index	Morgan Stanley Co., Inc.	53.00	05/02/2025	698	3,699	9,566	8,550	1,015
Total purchased option contracts				1,396	$8,394	$73,664	$66,659	$7,005

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	$75.72	05/02/2025	(698)	$(5,285)	$(16,083)	$(20,067)	$3,984
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	$60.18	05/02/2025	(698)	$(4,201)	$(21,852)	$(18,671)	$(3,181)
Total written option contracts				(1,396)	$(9,486)	$(37,935)	$(38,738)	$803

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. LARGE CAP BUFFER 3 ETF

Schedule of Investments February 28, 2025 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 101.1%
72,300	SPDR Portfolio S&P 500 ETF
(Cost $5,053,770)		$5,053,047

TOTAL INVESTMENTS – 101.1% (Cost $5,053,770)		$5,053,047

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(53,583)

NET ASSETS – 100.0%		$4,999,464

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

ADDITIONAL INVESTMENT INFORMATION

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 28, 2025, the Fund had the following purchased and written option contracts:

FLEX OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	$66.40	06/02/2025	723	$4,801	$78,816	$86,218	$(7,402)
S&P 500 Index	Morgan Stanley Co., Inc.	52.42	06/02/2025	723	3,790	13,046	15,364	(2,318)
Total purchased option contracts				1,446	$8,591	$91,862	$101,582	$(9,720)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	$74.47	06/02/2025	(723)	$(5,384)	$(31,644)	$(40,307)	$8,664
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	$59.41	06/02/2025	(723)	$(4,295)	$(30,256)	$(31,632)	$1,375
Total written option contracts				(1,446)	$(9,679)	$(61,900)	$(71,939)	$10,039

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS BUFFER ETFS

Statements of Assets and Liabilities February 28, 2025 (Unaudited)

	U.S. Large Cap Buffer 1 ETF	U.S. Large Cap Buffer 2 ETF	U.S. Large Cap Buffer 3 ETF

Assets:

Investments in unaffiliated issuers, at value (cost $4,978,603, $4,942,538 and $5,053,770, respectively)	$5,046,477	$4,878,322	$5,053,047
Investments in affiliated issuers, at value (cost $–, $28,981 and $–, respectively)	—	28,981	—
Purchased Options, at value (premiums paid $79,278, $66,659 and $101,582, respectively)	27,691	73,664	91,862
Cash	—	—	4,999,277
Receivables:
Dividends	—	108	—
Investments sold	—	—	72,300

Total assets	5,074,168	4,981,075	10,216,486

Liabilities:

Written options, at value (premiums received $51,041, $38,738 and $71,939, respectively)	27,800	37,935	61,900

Payables:
Due to custodian	10,183	—	—
Management fees	735	725	132
Due to broker	1	699	—
Investments purchased	—	—	5,154,990

Total liabilities	38,719	39,359	5,217,022

Net Assets:

Paid-in capital	5,000,000	5,000,000	5,000,000
Total distributable earnings (loss)	35,449	(58,284)	(536)

NET ASSETS	$5,035,449	$4,941,716	$4,999,464

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	200,000	200,000	200,000

Net asset value per share:	$25.18	$24.71	$25.00

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFER ETFS

Statements of Operations For the Period Ended February 28, 2025 (Unaudited)

	U.S. Large Cap Buffer 1 ETF*	U.S. Large Cap Buffer 2 ETF**	U.S. Large Cap Buffer 3 ETF***

Investment income:

Dividends — affiliated issuers	$—	$109	$—

Total Investment Income	—	109	—

Expenses:

Management fees	4,246	2,061	138

Total expenses	4,246	2,061	138

Less — expense reductions	(167)	(76)	(6)

Net expenses	4,079	1,985	132

NET INVESTMENT LOSS	(4,079)	(1,876)	(132)

Unrealized gain (loss):

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	67,874	(64,216)	(723)

Written options	23,241	803	10,039

Purchased Options	(51,587)	7,005	(9,720)

Net realized and unrealized gain (loss)	39,528	(56,408)	(404)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,449	$(58,284)	$(536)

* For the period December 30, 2024 (commencement of operations) through February 28, 2025.

** For the period January 30, 2025 (commencement of operations) through February 28, 2025.

*** For the period February 27, 2025 (commencement of operations) through February 28, 2025.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS BUFFER ETFS

Statements of Changes in Net Assets

	U.S. Large Cap Buffer 1 ETF	U.S. Large Cap Buffer 2 ETF	U.S. Large Cap Buffer 3 ETF
	For the Period December 30, 2024* to February 28, 2025 (Unaudited)	For the Period January 30, 2025* to February 28, 2025 (Unaudited)	For the Period February 27, 2025* to February 28, 2025 (Unaudited)

From operations:

Net investment loss	$(4,079)	$(1,876)	$(132)

Net change in unrealized gain (loss)	39,528	(56,408)	(404)

Net increase (decrease) in net assets resulting from operations	35,449	(58,284)	(536)

From share transactions:

Proceeds from sales of shares	5,000,000	5,000,000	5,000,000

Net increase in net assets resulting from share transactions	5,000,000	5,000,000	5,000,000

TOTAL INCREASE	5,035,449	4,941,716	4,999,464

Net Assets:

Beginning of period	$–	$–	$–

End of period	$5,035,449	$4,941,716	$4,999,464

*	Commencement of operations.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. LARGE CAP BUFFER 1 ETF

Financial Highlights Selected Data for a Share Outstanding Throughout The Period

	U.S. Large Cap Buffer 1 ETF

	For the Period December 30, 2024* to February 28, 2025 (Unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$25.00

Net investment loss(a)	(0.02)

Net unrealized gain	0.20

Total from investment operations	0.18

Net asset value, end of period	$25.18

Market price, end of period	$25.15

Total Return at Net Asset Value(b)	0.72%

Net assets, end of period (in 000’s)	$5,035

Ratio of net expenses to average net assets	0.48	%(c)

Ratio of total expenses to average net assets	0.50	%(c)

Ratio of net investment loss to average net assets	(0.48	)%(c)

Portfolio turnover rate(d)	–%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS U.S. LARGE CAP BUFFER 2 ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout The Period

	U.S. Large Cap Buffer 2 ETF

	For the Period January 30, 2025* to February 28, 2025 (Unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$25.00

Net investment loss(a)	(0.01)

Net unrealized loss	(0.28)

Total from investment operations	(0.29)

Net asset value, end of period	$24.71

Market price, end of period	$24.76

Total Return at Net Asset Value(b)	(1.16)%

Net assets, end of period (in 000’s)	$4,942

Ratio of net expenses to average net assets	0.48	%(c)

Ratio of total expenses to average net assets	0.50	%(c)

Ratio of net investment loss to average net assets	(0.46	)%(c)

Portfolio turnover rate(d)	–%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. LARGE CAP BUFFER 3 ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout The Period

	U.S. Large Cap Buffer 3 ETF

	For the Period February 27, 2025* to February 28, 2025 (Unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$25.00

Net investment income(a)	–	(b)

Net unrealized gain	–

Total from investment operations	0.00

Net asset value, end of period	$25.00

Market price, end of period	$25.00

Total Return at Net Asset Value(c)	(0.08)%

Net assets, end of period (in 000’s)	$4,999

Ratio of net expenses to average net assets	0.48	%(d)

Ratio of total expenses to average net assets	0.50	%(d)

Ratio of net investment loss to average net assets	(0.48	)%(d)

Portfolio turnover rate(e)	–%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS BUFFER ETFS

Notes to Financial Statements February 28, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversified/ Non-Diversified

Goldman Sachs U.S. Large Cap Buffer 1 ETF(a)	Non-Diversified

Goldman Sachs U.S. Large Cap Buffer 2 ETF(b)	Non-Diversified

Goldman Sachs U.S. Large Cap Buffer 3 ETF(c)	Non-Diversified

(a)	Commenced operations on December 30, 2024.
(b)	Commenced operations on January 30, 2025.
(c)	Commenced operations on February 27, 2025.

The investment objective of each Fund is to seek long-term capital appreciation.

Each Fund seeks to achieve a total return, for a specified three month period (each, an “Outcome Period”), that corresponds generally, before fees and expenses, to the share price return of the SPDR® Portfolio S&P 500® ETF (SPLG) (the “Underlying ETF”) or other ETFs that track the S&P 500® Index (the “Underlying ETF’s Index”) up to a “cap” while providing a downside “buffer” and “deep downside protection” against losses over the Outcome Period. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

12

GOLDMAN SACHS BUFFER ETFS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

13

GOLDMAN SACHS BUFFER ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic

14

GOLDMAN SACHS BUFFER ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2025:

U.S. Large Cap Buffer 1 ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$5,046,477	$—	$—

Derivative Type

Assets

Purchased Options Contracts	$—	$27,691	$—

Liabilities

Written Options Contracts	$—	$(27,800)	$—

U.S. Large Cap Buffer 2 ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$4,878,322	$—	$—

Investment Companies	28,981	—	—

Total	$4,907,303	$—	$—

Derivative Type

Assets

Purchased Options Contracts	$—	$73,664	$—

Liabilities

Written Options Contracts	$—	$(37,935)	$—

U.S. Large Cap Buffer 3 ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$5,053,047	$—	$—

Derivative Type

Assets

Purchased Options Contracts	$—	$91,862	$—

Liabilities

Written Options Contracts	$—	$(61,900)	$—

For further information regarding security characteristics, see the Schedules of Investments.

15

GOLDMAN SACHS BUFFER ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

U.S. Large Cap Buffer 1 ETF

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities

Equity	Written options at value	$27,691	Written options at value	$(27,800)

U.S. Large Cap Buffer 2 ETF

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities

Equity	Written options at value	$73,664	Written options at value	$(37,935)

U.S. Large Cap Buffer 3 ETF

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities

Equity	Written options at value	$91,862	Written options at value	$(61,900)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the period ended February 28, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

U.S. Large Cap Buffer 1 ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from purchased options and written options/Net change in unrealized gain (loss) on purchased options and written options	$—	$(28,346)

U.S. Large Cap Buffer 2 ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from purchased options and written options/Net change in unrealized gain (loss) on purchased options and written options	—	7,808

U.S. Large Cap Buffer 3 ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from purchased options and written options/Net change in unrealized gain (loss) on purchased options and written options	—	319

16

GOLDMAN SACHS BUFFER ETFS

4. INVESTMENTS IN DERIVATIVES (continued)

For the period ended February 28, 2025, the relevant values for each derivative type was as follows:

	Average number of Contracts(a)

Fund	Purchased Options	Written Options

U.S. Large Cap Buffer 1 ETF	1,448	1,448

U.S. Large Cap Buffer 2 ETF	1,396	1,396

U.S. Large Cap Buffer 3 ETF	1,446	1,446

(a)

Amounts disclosed represent average number of contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended February 28, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the period ended February 28, 2025, contractual and effective net unitary management fees with GSAM for each Fund were at the following rates:

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Goldman Sachs U.S. Large Cap Buffer 1 ETF	0.50%	0.48%

Goldman Sachs U.S. Large Cap Buffer 2 ETF	0.50%	0.48%

Goldman Sachs U.S. Large Cap Buffer 3 ETF	0.50%	0.48%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in an amount equal to acquired fund fees and expenses. These arrangements will remain in effect through at least December 17, 2025, and prior to such date GSAM may not terminate the arrangement without the approval of the Board of Trustees. For the period ended February 28, 2025, GSAM waived $167, $76 and $6 of the Funds’ management fees for U.S. Large Cap Buffer 1 ETF, U.S. Large Cap Buffer 2 ETF and U.S. Large Cap Buffer 3 ETF, respectively.

B.  Other Transactions with Affiliates — For the period ended February 28, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Treasury Obligations Fund as of and for the period ended February 28, 2025:

17

GOLDMAN SACHS BUFFER ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

U.S. Large Cap Buffer 2 ETF

Underlying Fund	Beginning value as of January 30, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Shares
	$–	$30,240	$1,259	$28,981	28,981	$109

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs U.S. Large Cap Buffer 1 ETF

	For the Period December 30, 2024(a) to February 28, 2025

	Shares	Dollars
Fund Share Activity

Shares sold	200,000	$5,000,000

Shares redeemed	—	—

NET INCREASE IN SHARES	200,000	$5,000,000

(a)	Commenced operations on December 30, 2024.

	Goldman Sachs U.S. Large Cap Buffer 2 ETF

	For the Period January 30, 2025(b) to February 28, 2025

	Shares	Dollars
Fund Share Activity

Shares sold	200,000	$5,000,000

Shares redeemed	—	—

NET INCREASE IN SHARES	200,000	$5,000,000

18

GOLDMAN SACHS BUFFER ETFS

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

(b)	Commenced operations on January 30, 2025.

	Goldman Sachs U.S. Large Cap Buffer 3 ETF

	For the Period February 27, 2025(c) to February 28, 2025

	Shares	Dollars
Fund Share Activity

Shares sold	200,000	$5,000,000

Shares redeemed	—	—

NET INCREASE IN SHARES	200,000	$5,000,000

(c)	Commenced operations on February 27, 2025.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 28, 2025, were as follows:

Fund	Purchases	Sales

U.S. Large Cap Buffer 1 ETF(a)	$4,978,604	$—

U.S. Large Cap Buffer 2 ETF(b)	4,942,538	—

U.S. Large Cap Buffer 3 ETF(c)	5,053,770	—

(a)	Commenced operations on December 30, 2024.
(b)	Commenced operations on January 30, 2025.
(c)	Commenced operations on February 27, 2025.

8. TAX INFORMATION

As of February 28, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

19

GOLDMAN SACHS BUFFER ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

8. TAX INFORMATION (continued)

	U.S. Large Cap Buffer 1 ETF	U.S. Large Cap Buffer 2 ETF	U.S. Large Cap Buffer 3 ETF

Tax Cost	$5,057,881	$5,038,178	$5,155,352

Gross unrealized gain	—	—	—

Gross unrealized loss	(11,404)	(130,875)	(102,305)

Net unrealized gain (loss)	$(11,404)	$(130,875)	$(102,305)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Buffered Loss Risk — There can be no guarantee that the Fund will be successful in its strategy to provide buffered protection against losses if the value of the Underlying ETF decreases over an Outcome Period in excess of the Initial Loss. In the event an investor purchases shares after the commencement of the Outcome Period or sells shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Buffer that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment. The Buffer is not guaranteed and may not be achieved. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.

Capped Upside Return Risk — The Fund’s strategy seeks to provide returns only up to the Cap over an Outcome Period before Fund fees and expenses. In the event that the value of the Underlying ETF increases in excess of the Cap during an Outcome Period, the Fund will not participate in those gains beyond the Cap for that Outcome Period. In the event an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. A new Cap is established on or before the first day of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Cap may increase or decrease from one Outcome Period to the next. The Cap is based on the market costs associated with a series of Options (or other derivatives) that are purchased and sold in order to seek to obtain the relevant market exposure, the Buffer and Deep Downside Protection. The market conditions and other factors that influence the Cap can include, but are not limited to, interest rate levels, the volatility of the Underlying ETF, and relationship of put and calls on the underlying Options. Depending on those factors, it is possible that the Cap will limit the Fund’s return during an Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a Cap, the Buffer and Deep Downside Protection. The Cap may decrease from one Outcome Period to the next. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.

Deep Downside Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide Deep Downside Protection against losses if the value of the Underlying ETF decreases over an Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or sells shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Deep Downside Protection that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment despite the Deep Downside Protection. The Deep Downside Protection is not guaranteed and may not be achieved. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.

Derivatives Risk — The Fund’s use of options (including FLEX Options, as defined below), futures, credit default swaps, total return swaps and other derivative instruments may result in losses, including due to adverse market movements. These instruments,

20

GOLDMAN SACHS BUFFER ETFS

9. OTHER RISKS (continued)

which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund and may expire worthless. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

FLEX Options Risk — The Fund utilizes FLexible EXchange® Options (“FLEX Options”) guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying Index, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction).

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investment Objective and Outcomes Risk — There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or its strategy to provide buffered protection against losses. An investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or its strategy to provide buffered protection against losses include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe and may, therefore, have a material upward or downward effect on the market price of the Shares.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.

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GOLDMAN SACHS BUFFER ETFS

Notes to Financial Statements (continued) February 28, 2025 (Unaudited)

9. OTHER RISKS (continued)

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Non-Diversification Risk — The U.S. Large Cap Buffer 1 ETF, U.S. Large Cap Buffer 2 ETF and U.S. Large Cap Buffer 3 ETF are non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Outcome Period Risk — The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF, subject to the Buffer, Deep Downside Protection and Cap, only if shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Moreover, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by these fees and expenses and the performance of the Fund over an Outcome period will be reduced by these fees and expenses in addition to losses beyond the Buffer up to the Deep Downside Protection.

Tracking Error Risk — Tracking error is the divergence of the Underlying ETF’s performance from that of the Underlying ETF’s Index. The performance of the Underlying ETF may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Underlying ETF’s holding of cash, differences in accrual of dividends, changes to the Underlying ETF’s Index or the need to meet new or existing regulatory requirements. Unlike the Underlying ETF, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Underlying ETF will be negatively affected by general declines in the securities and asset classes represented in the Underlying ETF’s Index.

Underlying ETF Risk — The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the

22

GOLDMAN SACHS BUFFER ETFS

9. OTHER RISKS (continued)

Underlying ETF’s fees and expenses. The performance of the Fund (without regard to the Buffer, Deep Downside Protection, or Cap) may diverge from that of the Underlying ETF for a number of reasons, including Fund fees and expenses.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the fund’s financial statements.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

23

GOLDMAN SACHS BUFFER ETFS

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs U.S. Large Cap Buffer 1 ETF, Goldman Sachs U.S. Large Cap Buffer 2 ETF and Goldman Sachs U.S. Large Cap Buffer 3 ETF (each, a “Fund”) are newly-organized investment portfolios of Goldman Sachs ETF Trust (the “Trust”) that commenced investment operations on December 30, 2024, January 30, 2025 and February 27, 2025, respectively. At a meeting held on June 11-12, 2024 (the “Meeting”) in connection with the Funds’ organization, the Board of Trustees, including all of the Trustees who are not parties to the Funds’ investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds. At the Meeting, the Trustees reviewed the Management Agreement with respect to each Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by each Fund; a comparison of each Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with each Fund; and potential benefits to be derived by each Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Funds were discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers would operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information about each Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that each Fund would operate as an actively-managed ETF and seek to achieve long-term capital appreciation. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Funds. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing investment strategies similar to those of the Funds. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Funds. They also considered that although the Funds were new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Unitary Fee Structure

The Trustees considered the unitary management fee rate payable by each Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which each Fund pays a single management fee to the Investment Adviser, and the Investment Adviser then pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to each Fund, which would include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms, as well as each Fund’s peer group and category medians. The comparisons of each Fund’s unitary management fee rate and projected expense ratio to those of relevant peer funds were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Funds. The Trustees

24

GOLDMAN SACHS BUFFER ETFS

Statement Regarding Basis for Initial Approval of Management Agreement (Unaudited) (continued)

concluded that the Investment Adviser’s management of the Funds likely would benefit the Funds and their shareholders. They also noted that shareholders would be able to sell their Fund shares on the secondary market if they believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of a Fund.

Profitability

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Funds, but considered the Investment Adviser’s representations that (i) such data would be provided after the Funds commenced operations, and (ii) the Funds were not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Funds, similar to many other ETFs, would not have management fee breakpoints. The Trustees considered each Fund’s projected asset levels and information comparing the fee rates charged by the Investment Adviser with fee rates charged to other ETFs in the Fund’s peer group. They further noted that the Investment Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration in determining each Fund’s unitary management fee rate.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (e) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (f) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds are expected to receive certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing and pricing from vendors and broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (c) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by each Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit each Fund and its shareholders and that the Management Agreement should be approved with respect to each Fund for an initial two-year period from its effective date.

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener THE BANK OF NEW YORK MELLON Transfer Agent ALPS DISTRIBUTORS, INC. Distributor GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. USLGCAPBUFFSAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Goldman Sachs U.S. Large Cap Buffer 1 ETF’s, Goldman Sachs U.S. Large Cap Buffer 2 ETF’s and Goldman Sachs U.S. Large Cap Buffer 3 ETF’s statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	April 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	April 29, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	April 29, 2025